SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7 (File No. 333-186218)	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 97 (File No. 811-07355)	☒

(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ACCOUNT 10

(previously IDS LIFE VARIABLE ACCOUNT 10)

(Exact Name of Registrant)

RiverSource Life Insurance Company

(previously IDS Life Insurance Company)

(Name of Depositor)

70100 Ameriprise Financial Center, Minneapolis, MN 55474

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code (612) 671-8056

Timothy D. Crawford, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2015 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus
May 1, 2015
RiverSource
RAVA 5 Advantage® Variable Annuity
RAVA 5 Select® Variable Annuity
RAVA 5 Access® Variable Annuity
Individual Flexible Premium Deferred Combination Fixed/Variable Annuities
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
70100 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-862-7919 (Corporate Office) ameriprise.com/variableannuities RiverSource Variable Account 10/RiverSource Account MGA
Contracts described in this prospectus are offered for contract applications signed on or after April 29, 2013.
This prospectus contains information that you should know before investing in the RAVA 5 Advantage, RAVA 5 Select, or RAVA 5 Access. The information in this prospectus applies to all contracts unless stated otherwise.
Prospectuses are also available for:
AB Variable Products Series Fund, Inc.
ALPS Variable Investment Trust
American Century Variable Portfolios, Inc
BlackRock Variable Series Funds, Inc.
Columbia Funds Variable Insurance Trust
Columbia Funds Variable Series Trust II
Deutsche Variable Series II
Fidelity® Variable Insurance Products — Service Class 2
Franklin® Templeton® Variable Insurance Products Trust (FTVIPT) — Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Invesco Variable Insurance Funds
Ivy Funds Variable Insurance Portfolios
Janus Aspen Series: Service Shares
Lazard Retirement Services, Inc
Legg Mason Partners Variable Income Trust
MFS® Variable Insurance TrustSM
Morgan Stanley Universal Institutional Funds (UIF)
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds — Service Shares
PIMCO Variable Insurance Trust (VIT)
Van Eck VIP Trust
Wells Fargo Variable Trust
Please read the prospectuses carefully and keep them for future reference.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.
A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Variable annuities are complex products. The fees and charges, as well as the available features and benefits, of the variable annuity contracts described in this prospectus will be different from other variable annuities offered in the marketplace. The interest credited, guarantees provided, and credits available, as well as the funds serving as underlying investments and their corresponding expenses, may differ among the variable annuities that are available to

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    1

you. RiverSource Life may offer other variable annuities or other types of annuities. The benefits, features, fees and charges, of these annuities may be different from those described in this prospectus. With the aid of an appropriate financial professional, we encourage you to compare and contrast the variable annuity contracts described in this prospectus with other variable annuities available in the marketplace, including other types of annuities we may offer. This will aid in determining whether purchasing a contract is consistent with your investment objectives, risk tolerance, time horizon, marital status, tax situation, and your unique financial situation and needs. If you select an annuity that includes surrender or other liquidation charges, you should also consider any future needs you may have to access your contract value. The optional benefits and features available with the contracts usually come with additional costs. Consider any additional costs carefully when electing these optional benefits and features.

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    3

4

Key Terms
These terms can help you understand details about your contract.
Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment return: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.
Beneficiary: The person you designate to receive benefits in case of your death while the contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contingent annuitant: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract at any point in time.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Fixed account: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.
Funds: Investment options under your contract. Unless your investment options have been restricted under living benefit riders, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.
Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.
Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.
Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. In this case, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any ownership change,

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including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code
•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•	SIMPLE IRAs under Section 408(p) of the Code
•	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code
•	Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code
•	Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.
All other contracts are considered nonqualified annuities.
Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your contract.
Rider effective date: The date a rider becomes effective as stated in the rider.
RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.
Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value immediately prior to the surrender, minus any applicable charges, plus any positive or negative market value adjustment.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If your contract anniversary is not a valuation date, your contract value for that contract anniversary will be based on close of business values on the next valuation date.
If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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The Contracts in Brief
This prospectus describes three contracts. Each contract has different expenses. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule and has lower mortality and expense risk fees than RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule, and has the lowest mortality and expense risk fees of the three contracts. After the 10th contract anniversary, the mortality and expense risk fees are the same for the three contracts. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.
Purpose: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the annuitization start date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax and/or other charges).
Buying a contract: When buying a contract you must provide us a minimum initial purchase payment. The minimum initial purchase payment varies between $1,000 and $10,000 based on contract class and product type. In no case may purchase payments exceed $1,000,000 without our prior approval. We may also further limit, or restrict, purchase payments in certain contract years or based on age, and in conjunction with certain living benefit rider elections.
There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities — with or without optional benefit riders — are not right for everyone. Make sure you have all the facts you need before you purchase a variable annuity or choose an optional benefit rider. Some of the factors you may wish to consider include:
•	“Tax Free” Exchanges: It may not be advantageous for you to purchase one of these contracts in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on these contracts. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into one of these contracts. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for one of these contracts, or buy one of these contracts in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)
•	Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code including 403(b) plans. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Some employers may permit you to deposit your contributions into other investments such as mutual funds. If such investments are available to you, before enrolling under the contract, you should consider features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.
•	Taxes: Generally, income earned on your contract value grows tax-deferred until you take surrender or begin to receive payouts. Upon surrender, income taxes generally apply, (under certain circumstances, IRS penalty taxes may apply to surrenders) unless you direct such amounts to be transferred to another investment within the same retirement plan or have them directly rolled over to another eligible retirement plan such as an IRA. The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, generally you will be taxed on the income if you are the owner. (see “Taxes”)
•	Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.
•	How long you plan to keep your contract: variable annuities are not short-term liquid investments.

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RAVA 5 Advantage and RAVA 5 Select contracts have surrender charges. RAVA 5 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fee than RAVA 5 Advantage and RAVA 5 Select. After the 10th contract anniversary, the mortality and expense risk fees are the same for the three contracts. Does the contract meet your current and anticipated future needs for liquidity?
•	If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefits you may choose?
•	The fees and expenses you will pay when buying, owning and surrendering money from these contracts. (see “Charges”)
•	How and when you plan to take money from the contract: under current tax law, surrenders, including surrenders made under optional benefit riders, are taxed differently than annuity payouts. If you withdraw more than the allowed withdrawal amount in a contract year (“excess withdrawal”) under the SecureSource 3 , SecureSource 4 and SecureSource 4 Plus riders, the guaranteed amounts under the rider will be reduced and for any withdrawal during the credit period, you will not receive Annual Credits on the next rider anniversary. In addition, certain surrenders may be subject to a federal income tax penalty. (see “Surrenders”)
•	Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.
•	Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, these contracts are not suitable for you and you should not buy one of them. (see “Making the Most of Your Contract — Transferring Among Accounts”)
Free look period: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value. The valuation date will be the date your request is received at our corporate office. (For California residents, the valuation date will be the earlier of the date your contract is returned to your financial advisor or to our corporate office). We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract and any positive or negative market value adjustment will apply; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)
Accounts: Generally, you may allocate your purchase payments among the:
•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (see “The Variable Account and the Funds”)
•	GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (see “Guarantee Period Accounts (GPAs)”)
•	regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. For RAVA 5 Access contracts, you cannot select the regular fixed account. (see “The Fixed Account”)
•	Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (see “The Fixed Account — The Special DCA Fixed Account”)
Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account are not permitted. GPAs and the regular fixed account are subject to special restrictions. (see “Making the Most of Your Contract — Transferring Among Accounts”)
Surrenders: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to your reaching age 59 ½) and may have other tax consequences. If you have elected the SecureSource 3 , SecureSource 4 or SecureSource 4 Plus riders, please consider carefully when you take surrenders. If you withdraw more than allowed withdrawal amount in a contract year (“excess withdrawal”) under the rider, the guaranteed amounts under the rider will be reduced and for any withdrawal during the Credit Period, you will not receive Annual Credits on the next rider anniversary. Certain other restrictions may apply. (see “Surrenders”)
Benefits in case of death: If you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (see “Benefits in Case of Death — Standard Death Benefit”)
Optional benefits: We offer optional death benefits and optional living benefits. Optional living benefits include guaranteed minimum withdrawal benefit riders and Accumulation Protector Benefit rider, a guaranteed minimum accumulation benefit. Guaranteed minimum withdrawal benefits permit you to withdraw a guaranteed

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amount from the contract over a period of time, which may include the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). Guaranteed minimum withdrawal benefits may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not affect your ability to withdraw income over your lifetime. These optional living benefits may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed under the rider. For contracts with applications signed on or after May 4, 2015, subject to state approval, we offer the SecureSource 4 rider and the SecureSource 4 Plus rider. For contracts with applications signed prior to May 4, 2015 and in states where SecureSource 4 rider and the SecureSource 4 Plus rider are not approved, we offer the SecureSource 3 rider. In this prospectus we use the term “SecureSource series” to refer to all of the guaranteed minimum withdrawal benefit riders. When we refer to the SecureSource 4 rider, SecureSource 4 Plus rider or the SecureSource 3 rider we are specifically referencing the individual rider in the series rather than all of the riders in the SecureSource series.
Accumulation Protector Benefit rider may be appropriate for you if you want a guaranteed contract value at the end of Waiting Period. This optional living benefit may not be appropriate for you if you intend to surrender your contract value before the end of the 10-year Waiting Period or take withdrawals during the Waiting Period (which reduces the benefit).
If you select an optional living benefit, we restrict investment options available to you, which will limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. In addition, the
Income Guide program is not available to contracts issued with a living benefit rider. (see “Optional Benefits — Optional Living Benefits — Investment Allocation Restrictions for Living Benefit Riders”). For more information on considerations before buying optional living benefits, please see “Optional Benefits — Optional Living Benefits.”
We offer the following optional death benefits: ROPP Death Benefit, MAV Death Benefit, 5-year MAV Death Benefit and Benefit Protector Death Benefit. Benefit Protector Death Benefit is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.
Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs and the Special DCA fixed account are not available after the annuitization start date. (see “The Annuity Payout Period”)
Termination of the contract: The contract will be terminated under the following conditions:
1.	After the death benefit is paid, the contract will terminate.
2.	Reduction of the contract value to zero will terminate the contract unless benefits are payable under the terms of an optional living benefit rider.
3.	Your written request for a full surrender will terminate the contract.

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Expense Summary
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering from these contracts. The first two tables describe the fees and expenses that you will pay at the time that you surrender one of these contracts. State premium taxes also may be deducted.
Contract Owner Transaction Expenses
Surrender charges for RAVA 5 Advantage:
(Contingent deferred sales load as a percentage of purchase payments surrendered)
You select either a seven-year or ten-year surrender charge schedule at the time of application.
Seven-year schedule		Ten-year schedule
Number of completed years from date of each purchase payment*	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment*	Surrender charge Percentage applied to each purchase payment
0	7%	0	8%
1	7	1	8
2	7	2	8
3	6	3	7
4	5	4	6
5	4	5	5
6	2	6	4
7+	0	7	3
		8	2
		9	1
		10+	0
Surrender charge for RAVA 5 Select:
(Contingent deferred sales load as a percentage of purchase payments surrendered)
Contract Year**	Surrender charge percentage applied to purchase payments
1	7%
2	6
3	5
4	4
5+	0
There are no surrender charges on and after the fourth contract anniversary.
*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
**	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the contract anniversary.
Surrender charge for RAVA 5 Access: 0%
Surrender charge for fixed annuity payouts, if available:
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuititzation.

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Contract administrative charge at full surrender:
Maximum: $50	Current: $30
The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Contract Administrative Charge
Annual contract administrative charge	Maximum: $50	Current: $30
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
Annual Variable Account Expenses
(As a percentage of average daily subaccount value)
You must choose a product, a death benefit guarantee and the length of your contract’s surrender charge schedule. The combination you choose and the contract year you are in determines the mortality and expense risk fees you pay. The table below shows the combinations available to you and their cost.
RAVA 5 Advantage with ten-year surrender charge schedule
Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
RAVA 5 Advantage with seven-year surrender charge
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.10%
ROPP Death Benefit	1.45
MAV Death Benefit	1.35
5-year MAV Death Benefit	1.20

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
RAVA 5 Select
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.35%
ROPP Death Benefit	1.70
MAV Death Benefit	1.60
5-year MAV Death Benefit	1.45

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
RAVA 5 Access
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.50%
ROPP Death Benefit	1.85
MAV Death Benefit	1.75

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Through the 10th contract anniversary	Mortality and expense risk fee
5-year MAV Death Benefit	1.60

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
Other Annual Expenses
Optional Death Benefit
If eligible, you may select Benefit Protector Death Benefit. The fee applies only if you elect this optional benefit.
Benefit Protector Death Benefit rider fee	0.25%
(As a percentage of contract value charged annually on the contract anniversary.)
Optional Living Benefits
If eligible, you may select one of the following optional living benefits. The fees apply only if you select one of these benefits. Investment allocation restrictions apply.
SecureSource 4SM – Single life rider fee	Maximum: 2.25%	Current: 1.25%
SecureSource 4SM – Joint life rider fee	Maximum: 2.25%	Current: 1.35%
SecureSource 4 PlusSM – Single life rider fee	Maximum: 2.75%	Current: 1.50%
SecureSource 4 PlusSM – Joint life rider fee	Maximum: 2.75%	Current: 1.65%
SecureSource 3® – Single life rider fee	Maximum: 2.25%	Current: 1.20%
SecureSource 3® – Joint life rider fee	Maximum: 2.25%	Current: 1.30%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
Accumulation Protector Benefit® (APB®) rider fee	Maximum: 2.00%	Current: 1.00%*
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
*	For contract applications signed prior to Oct. 18, 2014, the following fees apply:

Initial annual rider fee and annual rider fee for elective step-ups before 10/18/14	Current annual rider fee for elective step-ups after 10/18/14
1.30%	1.00%
Annual Operating Expenses of the Funds
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2014, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the fees and expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in each fund’s prospectus.
Minimum and maximum total annual operating expenses for the funds (1)
(Including management fee, distribution and/or service (12b-1) fees and other expenses)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.44	18.88
(1)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.

12    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access*
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
AB VPS Dynamic Asset Allocation Portfolio (Class B)***	0.70	0.25	0.15	—	1.10	—	1.10
AB VPS Large Cap Growth Portfolio (Class B)***	0.75	0.25	0.08	—	1.08	—	1.08
ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70	0.25	0.47	—	1.42	0.12	1.30 (1)
American Century VP Value, Class II	0.86	0.25	—	—	1.11	—	1.11
BlackRock Global Allocation V.I. Fund (Class III)	0.62	0.25	0.24	—	1.11	0.13	0.98 (2)
Columbia Variable Portfolio – Balanced Fund (Class 3)	0.64	0.13	0.15	—	0.92	—	0.92
Columbia Variable Portfolio – Cash Management Fund (Class 2)	0.33	0.25	0.15	—	0.73	—	0.73
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	0.55	0.25	0.22	—	1.02	—	1.02
Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	0.64	0.25	0.12	—	1.01	—	1.01
Columbia Variable Portfolio – Core Bond Fund (Class 2)	0.43	0.25	0.13	—	0.81	—	0.81
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)***	1.02	0.25	0.34	0.08	1.69	—	1.69 (19)
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)	0.56	0.25	0.13	—	0.94	—	0.94
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	0.53	0.25	0.18	—	0.96	—	0.96
Columbia Variable Portfolio – Emerging Markets Fund (Class 2)	1.07	0.25	0.20	—	1.52	—	1.52
Columbia Variable Portfolio – Global Bond Fund (Class 2)	0.57	0.25	0.17	—	0.99	—	0.99
Columbia Variable Portfolio – High Yield Bond Fund (Class 2)	0.58	0.25	0.17	—	1.00	—	1.00
Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	0.57	0.25	0.14	—	0.96	—	0.96
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)***	0.42	0.25	0.13	—	0.80	—	0.80
Columbia Variable Portfolio – International Opportunities Fund (Class 2)***	0.79	0.25	0.25	—	1.29	—	1.29
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)	0.67	0.25	0.13	—	1.05	—	1.05
Columbia Variable Portfolio – Large Cap Index Fund (Class 3)***	0.10	0.13	0.21	—	0.44	—	0.44
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2)	0.61	0.25	0.13	—	0.99	—	0.99
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	0.41	0.25	0.13	—	0.79	—	0.79 (3)
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)	0.20	0.25	0.16	0.47	1.08	—	1.08
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)	0.20	0.25	0.07	0.51	1.03	—	1.03
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)	0.18	0.25	0.06	0.59	1.08	—	1.08
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)	0.17	0.25	0.05	0.55	1.02	—	1.02
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2)***	0.76	0.25	0.15	—	1.16	—	1.16

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    13

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2)***	0.75	0.25	0.14	—	1.14	—	1.14
Columbia Variable Portfolio – Select International Equity Fund (Class 2)***	0.79	0.25	0.19	—	1.23	—	1.23
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)	0.69	0.25	0.12	—	1.06	—	1.06
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)	0.79	0.25	0.19	—	1.23	—	1.23
Columbia Variable Portfolio – Strategic Income Fund (Class 2)	0.53	0.25	0.14	—	0.92	—	0.92
Columbia Variable Portfolio – U.S. Equities Fund (Class 2)***	0.79	0.25	0.16	—	1.20	—	1.20 (3)
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)	0.36	0.25	0.13	—	0.74	—	0.74
Deutsche Alternative Asset Allocation VIP, Class B***	0.34	0.25	0.27	1.17	2.03	0.15	1.88 (4)
Fidelity ® VIP Contrafund® Portfolio Service Class 2	0.55	0.25	0.08	—	0.88	—	0.88
Fidelity ® VIP Mid Cap Portfolio Service Class 2	0.55	0.25	0.08	—	0.88	—	0.88
Fidelity ® VIP Strategic Income Portfolio Service Class 2	0.56	0.25	0.12	—	0.93	—	0.93
FTVIPT Franklin Income VIP Fund – Class 2	0.45	0.25	0.02	—	0.72	—	0.72
FTVIPT Franklin Mutual Shares VIP Fund – Class 2	0.68	0.25	0.05	—	0.98	—	0.98 (5)
FTVIPT Franklin Small Cap Value VIP Fund – Class 2	0.60	0.25	0.03	—	0.88	—	0.88 (5)
FTVIPT Templeton Global Bond VIP Fund – Class 2	0.46	0.25	0.05	—	0.76	—	0.76
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares	0.15	0.40	13.41	0.44	14.40	13.34	1.06 (6)
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.91	0.25	0.20	0.09	1.45	0.40	1.05 (7)
Ivy Funds VIP Asset Strategy	0.68	0.25	0.05	—	0.98	—	0.98
Janus Aspen Series Flexible Bond Portfolio: Service Shares	0.51	0.25	0.09	—	0.85	0.03	0.82 (8)
Janus Aspen Series Global Allocation Portfolio - Moderate: Service Shares	0.05	0.25	0.85	0.74	1.89	0.75	1.14 (9)
Janus Aspen Series Janus Portfolio: Service Shares	0.50	0.25	0.05	—	0.80	—	0.80
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares	0.85	0.25	0.23	—	1.33	0.28	1.05 (10)
MFS ® Utilities Series – Service Class	0.73	0.25	0.06	—	1.04	—	1.04
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.25	0.35	—	1.35	0.20	1.15 (11)
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	1.70	0.25	6.87	0.02	8.84	5.58	3.26 (12)
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	0.54	0.25	0.44	—	1.23	0.06	1.17 (12)
Oppenheimer Global Fund/VA, Service Shares	0.63	0.25	0.13	—	1.01	—	1.01
Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.58	0.25	0.14	0.03	1.00	0.03	0.97 (13)
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	0.67	0.25	0.13	—	1.05	—	1.05

14    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.80	1.48	0.15	1.33 (14)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class	0.95	0.25	0.02	0.46	1.68	0.43	1.25 (15)
PIMCO VIT Total Return Portfolio, Advisor Class	0.50	0.25	—	—	0.75	—	0.75
Van Eck VIP Global Gold Fund (Class S Shares)	0.75	0.25	1.41	—	2.41	0.96	1.45 (16)
Variable Portfolio – Aggressive Portfolio (Class 2)	—	0.25	0.03	0.80	1.08	—	1.08
Variable Portfolio – American Century Diversified Bond Fund (Class 2)	0.44	0.25	0.13	—	0.82	—	0.82
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	1.02	0.25	0.17	—	1.44	—	1.44
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)	0.43	0.25	0.14	—	0.82	—	0.82
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)	0.90	0.25	0.19	—	1.34	—	1.34
Variable Portfolio – Conservative Portfolio (Class 2)	—	0.25	0.03	0.60	0.88	—	0.88
Variable Portfolio – DFA International Value Fund (Class 2)	0.84	0.25	0.15	—	1.24	—	1.24
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)	0.63	0.25	0.16	—	1.04	—	1.04
Variable Portfolio – Holland Large Cap Growth Fund (Class 2)	0.63	0.25	0.13	—	1.01	—	1.01
Variable Portfolio – Invesco International Growth Fund (Class 2)	0.82	0.25	0.16	—	1.23	—	1.23
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)	0.44	0.25	0.13	—	0.82	—	0.82
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)	0.75	0.25	0.13	—	1.13	—	1.13
Variable Portfolio – Loomis Sayles Growth Fund (Class 2)	0.64	0.25	0.13	—	1.02	—	1.02
Variable Portfolio – MFS Value Fund (Class 2)	0.61	0.25	0.12	—	0.98	—	0.98
Variable Portfolio – Moderate Portfolio (Class 2)	—	0.25	0.02	0.71	0.98	—	0.98
Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	—	0.25	0.02	0.75	1.02	—	1.02
Variable Portfolio – Moderately Conservative Portfolio (Class 2)	—	0.25	0.03	0.67	0.95	—	0.95
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)	0.85	0.25	0.20	—	1.30	—	1.30
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)	—	0.25	17.95	0.68	18.88	17.91	0.97 (17)
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)	—	0.25	11.05	0.67	11.97	10.93	1.04 (17)
Variable Portfolio – NFJ Dividend Value Fund (Class 2)	0.62	0.25	0.12	—	0.99	—	0.99
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)	0.64	0.25	0.12	—	1.01	—	1.01
Variable Portfolio – Partners Small Cap Growth Fund (Class 2)	0.86	0.25	0.16	—	1.27	—	1.27
Variable Portfolio – Partners Small Cap Value Fund (Class 2)	0.90	0.25	0.15	—	1.30	—	1.30
Variable Portfolio – Pyramis® International Equity Fund (Class 2)	0.83	0.25	0.16	—	1.24	—	1.24

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    15

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)
Fund name	Management fees(%)	Distribution and/or Service 12b-1 fees(%)	Other expenses(%)	Acquired fund fees and expenses(%)**	Total annual operating expenses(%)	Contractual fee waiver and/or expense reimbursement(%)	Total annual operating expenses after fee waiver(%)
Variable Portfolio – Pyrford International Equity Fund (Class 2)	0.76	0.25	0.17	—	1.18	—	1.18
Variable Portfolio – Sit Dividend Growth Fund (Class 2)	0.70	0.25	0.12	0.05	1.12	—	1.12
Variable Portfolio – TCW Core Plus Bond Fund (Class 2)	0.47	0.25	0.13	—	0.85	0.03	0.82 (20)
Variable Portfolio – Victory Established Value Fund (Class 2)	0.77	0.25	0.13	—	1.15	—	1.15
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)	0.46	0.25	0.13	—	0.84	—	0.84
Wells Fargo Advantage VT Opportunity Fund – Class 2	0.65	0.25	0.17	—	1.07	0.07	1.00 (18)
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	0.75	0.25	0.18	—	1.18	—	1.18
Western Asset Variable Global High Yield Bond Portfolio – Class II	0.70	0.25	0.12	—	1.07	—	1.07
*	The Funds provided the information on their expenses and we have not independently verified the information.
**	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
***	The previous fund names can be found in the Appendix under “The Funds”.
(1)	ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including Distribution and/or Service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of Class III shares average daily net assets through April 29, 2016. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.
(2)	BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses) to 1.50% of average daily net assets until May 1, 2016. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets until May 1, 2016. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund.
(3)	Management fees have been restated to reflect current investment management fee rates.
(4)	Through April 30, 2016, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.71% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.17%). These agreements may only be terminated with the consent of the fund's Board.
(5)	Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the fund’s investment management agreement with its fund administration agreement effective May 1, 2014. Such combined investment management fees are described further under "Management" in the fund's prospectus. Total annual fund operating expenses are not affected by such bundling.
(6)	The Investment Adviser has agreed to (i) waive all of its Management Fees, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.204% of the Portfolio’s average daily net assets. Each arrangement will remain in effect through at least April 30, 2016, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. In addition, the Portfolio's "Other Expenses" have been restated to reflect expenses expected to be incurred during the current fiscal year.
(7)	Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series II shares to 1.03% of the Fund’s average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are excluded in determining such obligation. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2016 and June 30, 2016, respectively. The fee waiver agreements cannot be terminated during their terms.
(8)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed a certain limit until at least May 1, 2016. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.
(9)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any expenses of an underlying fund (acquired fund fees and expenses), distribution

16    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) exceed 0.14% until at least May 1, 2016. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees.
(10)
Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2016, to the extent Total Annual Portfolio Operating Expenses exceed 1.05% of the average daily net assets of the Portfolio’s Service Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors (the “Board”), and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
(11)	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15%. In addition, the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. In addition, the Fund approved an amendment to the Fund's Plan of Distribution reducing the distribution (12b-1) fee for the Portfolio’s Class II shares from 0.35% to 0.25% effective May 1, 2015. The distribution (12b-1) fee shown in the table above has been restated to reflect such change.
(12)	Neuberger Berman Management LLC (“NBM”) has undertaken through December 31, 2018 to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions, dividend and interest expenses related to short sales, acquired fund fees and expenses and transaction costs, that exceed, in the aggregate, 2.40% of the average daily net asset value of Absolute Return Multi-Manager Portfolio and 1.17% of the average daily net asset value of the Socially Responsive Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation. In addition, "Total other expenses" have been restated to reflect current fees for Absolute Return Multi-Manager Portfolio.
(13)	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.
(14)	PIMCO has contractually agreed, through May 1, 2016, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
(15)	PIMCO has contractually agreed, through May 1, 2016, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term. Certain fees and expenses are not waived or reimbursed, such as direct or indirect (through Acquired Funds) interest expense or dividends paid on borrowed securities, and the expense of investing in Acquired Funds other than certain PIMCO funds. The amount of such expenses will vary based on the Portfolio’s use of those investments as an investment strategy best suited to seek the objective of the Portfolio. In addition, PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio IV Ltd. (the “GMAMV Subsidiary”) to PIMCO. The GMAMV Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMAMV Subsidiary is in place.
(16)	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund's average daily net assets per year until May 1, 2016. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
(17)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes and extraordinary expenses) until April 30, 2016, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.97% for Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) and 1.04% for Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2).
(18)	The Adviser has committed through April 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
(19)	Other expenses are based on estimated amounts for the Fund's current fiscal year. In addition, acquired fund fees and expenses are based on estimated amounts for the Fund's current fiscal year.
(20)	Columbia Management Investment Advisers, LLC (the Investment Manager) has contractually agreed to waive a portion of its management fee for assets up to $1 billion through April 30, 2016.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    17

Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of the funds available with living benefit riders* and before fee waivers and/or expense reimbursements. They assume that you select the optional MAV Death Benefit, Benefit Protector and SecureSource 4 Plus rider(1),(3). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
*	Note: Certain funds are not available for contracts with living benefit riders and may have higher fund expenses than the rider fee and associated fund expenses shown here.

	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$1,324	$2,492	$3,631	$6,711	$604	$1,860	$3,178	$6,711
RAVA 5 Advantage
With a seven-year surrender charge schedule	1,249	2,446	3,611	6,834	619	1,904	3,248	6,834
RAVA 5 Select	1,185	2,339	3,365	7,034	645	1,978	3,365	7,034
RAVA 5 Access	660	2,021	3,434	7,151	660	2,021	3,434	7,151
Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you have the Standard Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$919	$1,228	$1,411	$1,956	$172	$532	$ 911	$1,956
RAVA 5 Advantage
With a seven-year surrender charge schedule	840	1,173	1,390	2,122	188	579	990	2,122
RAVA 5 Select	771	1,050	1,122	2,392	213	656	1,122	2,392
RAVA 5 Access	229	703	1,200	2,552	229	703	1,200	2,552
(1)	In these examples, the contract administrative charge is $50.
(2)	In these examples, the contract administrative charge is $30.
(3)	Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

18    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Condensed Financial Information
You can find unaudited condensed financial information for the subaccounts in Appendix G.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.
The Variable Account and the Funds
The variable account: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.
The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.
•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number listed on the first page of this prospectus.
•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of

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foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.
•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
•	Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several funds of funds, which include managed volatility funds. These funds invest in other registered mutual funds. In addition, managed volatility funds employ a strategy designed to reduce overall volatility and downside risk. These types of funds are available under the contracts and one or more of these funds may be offered in other variable annuity and variable life insurance products offered by us. These funds may also be used in conjunction with guaranteed living benefit riders we offer with various annuity contracts , including the contracts.
Conflicts may arise because the manner in which these funds and their strategies are executed by Columbia Management are expected to benefit us by reducing our financial risk and expense in offering guaranteed living benefit riders. Managed volatility funds employ a strategy to reduce overall volatility and downside risk. A successful strategy may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, a successful strategy may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. There is no guarantee any of the funds’ strategies will be successful. When offered with a guaranteed living benefit, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
You must decide whether an investment in these funds is right for you. Additional information on the funds, including risks and conflicts of interest, is included in their respective prospectuses. Columbia Management advised fund of funds and managed volatility funds and their investment objectives are in Appendix A.
•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the fund. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.

20    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

We or our affiliates may receive payments from the 12b-1 fees, transfer fees or investment management fees of the funds. These fees are deducted from the assets of the funds. The amount, type, and manner in which the revenue from these sources is computed vary by fund. This revenue and the amount by which it can vary may create conflicts of interest.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, our affiliated funds comprise the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.
•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:
•	Compensating, training and educating financial advisors who sell the contracts.
•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.
•	Providing sub-transfer agency and shareholder servicing to contract owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting, transaction processing, recordkeeping and administration.
•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.
•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, subadviser, transfer agent or an affiliate of these and assets of the fund’s distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

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•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.
The Guarantee Period Accounts (GPAs)
The GPAs may not be available for contracts in some states.
Currently, unless you have elected one of the optional living benefit riders, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. These accounts are not offered after the annuitization start date.
Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.
The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).
We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life’s revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. We cannot predict nor can we guarantee what future rates will be.
We hold amounts you allocate to the GPAs in a “nonunitized” separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations in interest rates. We achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.
We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:
•	Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;
•	Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies — Standard & Poor’s, Moody’s Investors Service or Fitch — or are rated in the two highest grades by the National Association of Insurance Commissioners;
•	Debt instruments that are unrated, but which are deemed by RiverSource Life to have an investment quality within the four highest grades;
•	Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and
•	Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.
In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.
While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.

22    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Market Value Adjustment (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs during the 30-day period ending on the last day of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value from the specified GPA to a GPA of another length, transfer the contract value from the specified GPA to any of the subaccounts or the regular fixed account, or surrender the value from the specified GPA (all subject to applicable surrender and transfer provisions). If we do not receive any instructions by the end of your guarantee period, we will automatically transfer the contract value from the specified GPA into the shortest GPA term offered in your state. If no GPAs are offered, we will transfer the value to the regular fixed account, if available. If the regular fixed account is not available, we will transfer the value to the money market or cash management variable subaccount we designate.
We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as “early surrenders.” The application of an MVA may result in either a gain or loss of principal.
The 30-day rule does not apply and no MVA will apply to:
•	amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Diagnosis; and
•	amounts deducted for fees and charges.
Amounts we pay as death claims will not be reduced by any MVA.
When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.
The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:
If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive
For an example, see Appendix B.
The Fixed Account
Amounts allocated to the fixed account are part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life’s profits, revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

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The Regular Fixed Account
For RAVA 5 Advantage and RAVA 5 Select, unless you have elected a living benefit rider, you also may allocate purchase payments or transfer contract value to the regular fixed account. For RAVA 5 Access contracts, you cannot allocate purchase payments or transfer contract value to the regular fixed account. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (See “Making the Most of Your Contract — Transfer policies”.).
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account or any GPA as a destination for the Special DCA monthly transfer.
The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:
•	for the Special DCA fixed account and the regular fixed account; and
•	for the Special DCA fixed accounts with terms of differing length.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•	the Special DCA fixed account for a six month term;
•	the Special DCA fixed account for a twelve month term;
•	the Portfolio Stabilizer funds for SecureSource series riders and APB riders;
•	unless you have elected one of the optional living benefit riders, to the regular fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account and the GPAs.

Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the Portfolio Stabilizer fund, if a living benefit rider is elected, 2) either in accordance with your investment instructions to us or to the regular fixed account, if no living benefit rider is elected. Transfers are subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”

24    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Buying Your Contract
You can complete an application and send it along with your initial purchase payment to our corporate office. You may buy RAVA 5 Advantage, RAVA 5 Select or RAVA 5 Access. Each contract has different mortality and expense risk fees. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule and lower mortality and expense risk fees then RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or ten-year surrender charge schedule and the lowest mortality and expense risk fees of the three contracts. After the 10th contract anniversary, the mortality and expense risk fees will be the same for the three contracts. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.
When you apply, you may select (if available in your state):
•	GPAs, the regular fixed account(1), subaccounts and/or the Special DCA fixed account in which you want to invest;
•	how you want to make purchase payments;
•	a beneficiary;
•	under RAVA 5 Advantage, the length of the surrender charge period (seven or ten years);
•	one of the following optional death benefit riders:
–	ROPP Death Benefit (available if you are age 80 or older);
–	MAV Death Benefit; or
–	5-Year MAV Death Benefit.
•	the following additional optional death benefit rider:
–	Benefit Protector Death Benefit
•	one of the following optional living benefit riders:
–	SecureSource 4(2);
–	SecureSource 4 Plus(2);
–	SecureSource 3(3); or
–	Accumulation Protector Benefit.
(1)	For RAVA 5 Access contracts, the regular fixed account is not available.
(2)	Available for contract applications signed on or after May 4, 2015.
(3)	Available for contract applications signed prior to May 4, 2015 and in states where SecureSource 4 and SecureSource 4 Plus riders were not approved.
We restrict investment options if you select a SecureSource series rider or APB rider.
If you choose a SecureSource series rider or APB rider, you are required to allocate your purchase payments and contract value to the Portfolio Stabilizer funds, as described in the “Investment Allocation Restriction for Living Benefit Riders — Portfolio Stabilizer funds” section in this prospectus.
The contracts provide for allocation of purchase payments to the subaccounts of the variable account, to the GPAs, to the regular fixed account (if available) and/or to the Special DCA fixed account subject to the $1,000 required minimum investment for the GPAs. We currently allow you to allocate the total amount of purchase payment to the regular fixed account for RAVA 5 Advantage and RAVA 5 Select. We reserve the right to limit purchase payment allocations to the regular fixed account at any time on a non-discriminatory basis with notification, subject to state restrictions. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term.
If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our corporate office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.
We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we

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received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make regular payments to your contract under a scheduled payment plan. You must make an initial purchase payment of $1,000, $2,000 or $10,000 depending on the product and tax qualification (see “Buying Your Contract — Purchase Payments”). Once the required initial purchase payment amount has been met, you can begin the scheduled payment plan by sending a completed form to the corporate office. Certain qualified plan applications allow the establishment of a scheduled payment plan without meeting the required initial purchase payment amount. Contact your financial advisor for details. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.
Purchase Payments
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of the contract. For contracts with a SecureSource series rider, if we do not receive your initial purchase payment within 90 days from the application signed date, we will consider your contract void from the start. For all other contracts, if we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.
Minimum initial purchase payments*
RAVA 5 Advantage
Qualified annuities	$1,000
Nonqualified annuities	$2,000
RAVA 5 Select
Qualified annuities	$2,000
Nonqualified annuities	$10,000
RAVA 5 Access
Qualified annuities	$2,000
Nonqualified annuities	$10,000
Minimum additional purchase payments*
$50
Maximum total purchase payments** (without corporate office approval) based on the contract year and your age on the effective date of the payment:
RAVA 5 Advantage
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0
For each contract year thereafter if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
RAVA 5 Access and RAVA 5 Select
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0

26    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

For the second through fifth contract year if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
For each contract year thereafter***:
through age 85	$0
for ages 86 to 90	$0
age 91 or older	$0
*	If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payments is $25.00.
**	These limits apply in total to all RiverSource Life annuities you own unless a higher amount applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.
***	Additional purchase payments are not allowed after the fifth contract year unless this is a tax qualified contract, in which case we allow additional purchase payments in any contract year up to the maximum permissible annual contribution described by the Code that was in effect on the contract date.
Additional purchase payment restrictions for contracts with the SecureSource series rider
The rider prohibits additional purchase payments if:
(1)	You decline any increase to the annual rider fee, or
(2)	the ALP is established and your contract value on an anniversary is less than four times the benefit base multiplied by the minimum lifetime payment percentage for your current age band.
Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider
Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the Waiting Period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up.
Subject to state restrictions, we reserve the right to make further purchase payment limitations upon written notice.
How to Make Purchase Payments
1 1 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
2 2 By scheduled payment plan
We can help you set up a bank authorization.
Limitations on Use of Contracts
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.
The Annuitization Start Date
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized (converted to a stream of monthly payments). If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.

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The annuitization start date must be:
•	no earlier than the 30th day after the contract's effective date; and no later than
•	the owner's 95th birthday or the tenth contract anniversary, if later,
•	or such other date as agreed to by us.
Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.
If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B — Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, payments will continue until 10 years of payments have been made.
If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.
Please see “SecureSource 4/ SecureSource 4 Plus/SecureSource 3 — Other Provisions” section regarding options available under this rider at the annuitization start date.
Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
If you select one of the SecureSource series  — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
Charges
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.
If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit (other than when deducted from the Full Surrender Value component of the death benefit).
Mortality and Expense Risk Fee
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees.
The mortality and expense risk fee you pay is based on the product you choose, the death benefit guarantee in effect and the surrender charge schedule that applies to your contract.
RAVA 5 Advantage with ten-year surrender charge schedule	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05

28    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

RAVA 5 Advantage with seven-year surrender charge
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.10%
ROPP Death Benefit(1)	1.45
MAV Death Benefit	1.35
5-year MAV Death Benefit	1.20

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05

RAVA 5 Select
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.35%
ROPP Death Benefit(1)	1.70
MAV Death Benefit	1.60
5-year MAV Death Benefit	1.45

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05

RAVA 5 Access
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.50%
ROPP Death Benefit(1)	1.85
MAV Death Benefit	1.75
5-year MAV Death Benefit	1.60

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
(1)	Only available for purchase as an optional rider for ages 80 or older on the rider effective date.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.
Expense risk arises because we cannot increase the contract administrative charge more than $20 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•	then, if necessary, the funds redeem shares to cover any remaining fees payable.

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We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 5 Advantage or RAVA 5 Select, discussed in the following paragraphs, will cover sales and distribution expenses.
Surrender Charge
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge. For RAVA 5 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 5 Select, a surrender charge applies if you surrender all or part of your contract value in the first four contract years. There is no surrender charge for RAVA 5 Access. The surrender charge percentages that apply to you are shown in your contract.
If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.
You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource series rider.
Contract without SecureSource series rider
The FA is the greater of:
•	10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or
•	current contract earnings.
During the first contract year, the FA is the greater of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or
•	current contract earnings.
Contract with SecureSource series rider
The FA is the greatest of:
•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;
•	current contract earnings; or
•	the Remaining Annual Lifetime Payment.
During the first contract year, the FA is the greatest of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;
•	current contract earnings; or
•	the Remaining Annual Lifetime Payment.
Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.
Surrender charge under RAVA 5 Advantage:
A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:
1.	First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.
2.	Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.
3.	Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.

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The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see “Expense Summary”), and then adding the total surrender charges.
Surrender charge under RAVA 5 Select:
A surrender charge will apply if you surrender some or all of your contract value during the first four contract years. The surrender charge amount is determined by multiplying purchase payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage.
1.	First we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA.
2.	Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first four contract years.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
Surrender charge under RAVA 5 Access:
There is no surrender charge if you surrender all or part of your contract.
Partial surrenders:
For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge and any positive or negative market value adjustment, will equal the amount you request.
For an example, see Appendix C.
Fixed payouts: Surrender charge under annuity payout plans allowing surrenders of the present value of remaining guaranteed payouts: If you elect an annuity payout plan and the plan we make available provides a liquidity feature permitting you to surrender any portion of the underlying value of remaining guaranteed payouts, a surrender charge may apply.
A surrender charge will be assessed against the present value of any remaining guaranteed payouts surrendered. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and the periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you are surrendering, the present value determined will be multiplied by the surrender charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuititzation.
We will provide a quoted present value (which includes the deduction of any surrender charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following surrender will be reduced, possibly to zero.
Waiver of surrender charges
We do not assess surrender charges for:
•	surrenders each year that represent the total free amount for that year;

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•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;
•	amounts applied to an annuity payment plan (Exception: As described below, if we agree to allow you to elect annuity payments under a term certain installment plan and you choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.);
•	surrenders made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions). Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;
•	amounts we refund to you during the free look period; and
•	death benefits.
Contingent events
•	Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.
•	Surrenders you make if you are diagnosed in the second or later contract years with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.
Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 ½ (fee waived in case of death or disability).
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.
Optional Living Benefit Charges
SecureSource 4 Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees are as follows:
•	SecureSource 4 – Single Life rider, 1.25%
•	SecureSource 4 – Joint Life rider, 1.35%
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. Subject to state regulations, we prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account value.
Once you elect the SecureSource 4 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option. The SecureSource 4 — Single Life rider fee will not exceed a maximum of 2.25%. The SecureSource 4 — Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:

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1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the credit base (CB) will be permanently reset to zero, and
(iv)	any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 4 Plus Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees are as follows:
•	SecureSource 4 Plus – Single Life rider, 1.50%
•	SecureSource 4 Plus – Joint Life rider, 1.65%
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added or Base Doubler is applied) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. Subject to state regulations, we prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account value.
Once you elect the SecureSource 4 Plus rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option. The SecureSource 4 Plus — Single Life rider fee will not exceed a maximum of 2.75%. The SecureSource 4 Plus — Joint Life rider fee will not exceed a maximum of 2.75%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.75%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the credit base (CB) will be permanently reset to zero,
(iv)	any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and

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(v)	any future Base Doubler adjustment and the Base Doubler will be permanently set to zero.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 3 Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees are as follows:
•	SecureSource 3 – Single Life rider, 1.20%
•	SecureSource 3 – Joint Life rider, 1.30%
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge.
Once you elect the SecureSource 3 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option. The SecureSource 3 — Single Life rider fee will not exceed a maximum of 2.25%. The SecureSource 3 — Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the credit base (CB) will be permanently reset to zero, and
(iv)	any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.

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Accumulation Protector Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. For contract applications signed on or after October 18, 2014, the current initial annual rider fee is 1.00%*. The charge is calculated by multiplying the annual rider fee by the greater of your contract value or the Minimum Contract Accumulation Value (as defined in the “Optional Living Benefits — Accumulation Protector Benefit Rider” section) on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
We reserve the right to vary the rider fee for each approved investment option, but it will not exceed the maximum fee of 2.00%.
The following describes how your annual rider fee may change:
1.	We may change the annual rider fee for any approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.00%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if you are invested in any investment option that has an increase and if we receive your written request to terminate the rider prior to the date of the fee increase. However, in order to be eligible for termination you must be invested in that investment option on the eligibility date we specify in the written notice.
2.	We may also change the annual rider fee(s) if you exercise the elective step-up option or elective spousal continuation step up. You do not have the option to terminate the rider if the fee increases due to an elective step-up.
If multiple rider fees are in effect during a contract year, we will calculate an average annual rider fee, based on the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the Waiting Period.
If your contract or rider is terminated for any reason including payment of the death benefit, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year.
The fee does not apply after the Benefit Date or after the annuitization start date.
*	For contract applications signed prior to Oct. 18, 2014, the following fees apply:

Initial annual rider fee and annual rider fee for elective step-ups before 10/18/14	Current annual rider fee for elective step-ups after 10/18/14
1.30%	1.00%
Optional Death Benefit Charges
Benefit Protector Rider Charge
We deduct a charge for this optional feature only if you select it. If selected, we deduct an annual fee of 0.25% of your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations when necessary.
If the contract or rider is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the charge from the contract value adjusted for the number of calendar days coverage was in place during the contract year.
We cannot increase this annual fee after the rider effective date.
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See “Annual Operating Expenses of the Funds.”)
Premium Taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

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Valuing Your Investment
We value your accounts as follows:
GPA
We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:
•	the sum of your purchase payments and transfer amounts allocated to the GPA;
•	plus interest credited;
•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus the prorated portion of the charge for the Benefit Protector Death Benefit, if selected.
The Fixed Account
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:
•	the sum of your purchase payments allocated to the regular fixed account and the Special DCA fixed account, and transfer amounts to the regular fixed account (including any positive or negative MVA on amounts transferred from the GPAs);
•	plus interest credited;
•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus any prorated portion of the charge for any of the following optional benefits you have selected:
–	Benefit Protector Death Benefit;
–	SecureSource series rider; or
–	Accumulation Protector Benefit rider.
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:
Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.
Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and
•	subtracting the percentage factor representing the mortality and expense risk fee from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•	additional purchase payments you allocate to the subaccounts;
•	transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);

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•	partial surrenders;
•	surrender charges;
and a deduction of a prorated portion of:
•	the contract administrative charge; and
•	the charge for any of the following optional benefits you have selected.:
–	Benefit Protector Death Benefit;
–	SecureSource series rider; or
–	Accumulation Protector Benefit rider.
Accumulation unit values will fluctuate due to:
•	changes in fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and/or
•	mortality and expense risk fees.
Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals).
For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. You may not set up automated transfers to or from the GPAs or set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan.
There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

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Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.
The Income GuideSM Program
Income Guide is an optional service we currently offer without charge. It does not change or otherwise modify any of the other benefits, features, charges, or terms and conditions associated with your annuity contract. The purpose of the program is to provide reporting and monitoring of withdrawals you take from your annuity. The reporting and monitoring is designed to provide you information that may assist you in considering whether to adapt your withdrawals over time.
For the purpose of Income Guide program, the term “systematic withdrawals” is the same as “automated systematic surrenders”.
The assumptions we used in the program are not customized or individualized to your circumstances. Program participants and their unique individual circumstances will vary from the program assumptions, creating differing results. The simulations we used in connection with the program do not include any contract or underlying fund charge assumptions other than a mortality and expense risk charge of 1.0%. Your contract value may be depleted prior to the end of the program. If you follow the program and make downward adjustments to your withdrawals to remain in the “On Track” status, the amount of your withdrawal can significantly decline over time.
Income Guide is a withdrawal monitoring service. The program establishes what we call a “Prudent Income Amount” which is based on your contract value, age, and the other program assumptions described below. We calculate the Prudent Income Amount daily using the following factors:
(1)	the age of the participant, (the age of the younger participant under the Joint Option);
(2)	the contract value;
(3)	Prudent Income Percentages.
The current Prudent Income Amount is determined by multiplying the current contract value by the current Prudent Income Percentage. The Prudent Income Amount is a hypothetical withdrawal amount with a minimum 90% probability that if taken and no withdrawal adjustments are made, withdrawals at that amount would not deplete the contract value prior to age 95 (age 100 for joint), or 8 years if longer. Please refer to the Prudent Income Amount section below for details on the assumptions we used to create the Prudent Income Percentages and the operation of the Prudent Income Amount.
Income Guide compares the annual total of the monthly systematic withdrawals you have elected to the current Prudent Income Amount we have calculated to determine your current status in the program. The current status provides you information on the current sustainability of your rate of withdrawal by comparing it to the Prudent Income Amount.
The program allows you to elect to have withdrawal income monitored based on one person (the “Single Option”) or two persons (the “Joint Option”). We refer to each person covered under Income Guide as a participant. Income Guide is most effective when you use it in consultation with your financial advisor.
Income Guide is not a guaranteed income option and it is not backed by our general account. If you need income guaranteed for life or another specified period of time, you should not rely on using Income Guide. For guaranteed income options, consider a guaranteed lifetime withdrawal benefit such as our SecureSource series rider, annuitization options, or other annuity contracts that provide guaranteed lifetime income riders or benefits.
Any withdrawals you make from your contract may result in surrender charges, taxes and tax penalties. In addition, withdrawals may result in a proportional reduction to the standard death benefit and any optional death benefit you have elected.
As part of the Income Guide program, we provide you with information regarding your withdrawal amount, but we do not determine whether to make adjustments to your withdrawal amount or investment allocation.  You need to decide what changes or adjustments may be right for you, or whether to seek the assistance of a financial advisor in making any decisions, based on the information provided and your given needs and circumstances.
Program Availability

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Income Guide is only available if the servicing broker-dealer on your contract is Ameriprise Financial Services, Inc. (“AFSI”) which is our affiliate and we only currently offer variable annuity contracts through AFSI. We may modify or end the availability of Income Guide at any time in our sole discretion. We will notify you 30 days in advance of any changes to Income Guide or if we end the program. Advance notice will not be given for any changes we decide to make to the Prudent Income Percentages.
Income Guide is not available if your contract has SecureSource series or Accumulation Protector Benefit riders.
In addition, in order to enroll in Income Guide, the following eligibility requirements must be met.
(1)	One of the Income Guide participants must be an owner or annuitant under the contract.
(2)	Your contract cannot be a beneficially owned IRA.
(3)	You cannot be withdrawing substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(4)	If you have a systematic withdrawal program established, you may not elect to set your withdrawal amount net of surrender charges or market value adjustment and the frequency of withdrawal must be set at monthly. You cannot have more than one systematic withdrawal program established at the same time.
(5)	Your contract cannot have any active or deemed loans on it.
(6)	Your contract must have an Amerprise advisor registered with AFSI assigned as the agent of record on your contract.
(7)	All participants covered by the program must be at least age 50 and no older than age 85.
These eligibility requirements apply to any post-enrollment changes you may elect to make, such as changing or adding participants.
Advance notice will not be given for the events listed below that automatically terminate Income Guide.
(1)	You modify your systematic withdrawal program to a frequency other than monthly or you have more than one systematic withdrawal program in effect.
(2)	You take a loan on the contract.
(3)	On any contract anniversary where the participant (for joint, youngest participant) attained the maximum age of 95 in the preceding contract year.
(4)	The death benefit under the contract becomes payable.
(5)	You elect a systematic withdrawal program to take substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(6)	AFSI is no longer the servicing broker-dealer on your contract.
(7)	Your contract terminates for any reason, including full surrender, the contract value reaches zero, or when you annuitize your entire contract (this does not apply to partial annuitizations which are permitted while you participate in Income Guide).
In the event of a change in ownership, systematic withdrawals are suspended, but you would continue to be enrolled in the Income Guide.
Enrolling in the Income Guide Program
You may elect to enroll in the Income Guide program at any time as long as we continue to offer it and you meet the eligibility requirements of participation. At the time of your enrollment, you will be required to complete an Income Guide Enrollment Form or verbally acknowledge your understanding of the program if we permit enrollment via telephone. In connection with enrollment, you will be asked whether you want the Single Option or Joint Option. You also will be required to provide the birthdate and sex of each participant covered under Income Guide. We use the age provided at enrollment to calculate the Prudent Income Amount.
If you are funding your contract through multiple sources that would involve making more than one initial purchase payment, you should consider waiting to enroll in Income Guide until your contract is fully funded. A large purchase payment not taken into account will result in a lower initial Prudent Income Amount being calculated. If your systematic withdrawal amount is based on all intended payments, then the amount you are withdrawing will be higher than the Prudent Income Amount that is calculated before we receive all intended purchase payments which may affect your Income Guide status.
After enrolling, we will permit you to modify the selected option (Single Option or Joint Option) or to change the participants. Any changes are subject to the conditions stated in the Program Availability section above.
Withdrawal Monitoring and Reporting

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Income Guide is designed to assist you and your financial advisor in managing the withdrawal of money out of your annuity contract to provide income. To aid in managing your withdrawals, we currently provide periodic reports to you and your financial advisor. This includes a detailed annual report we provide on each contract anniversary and a brief summary on the consolidated statements you receive either monthly or quarterly from AFSI. These reports include an Income Guide status based on the Prudent Income Amount calculated on the date we produce the report. The reporting and the status are designed to provide you information regarding the current sustainability of your current withdrawal amount by comparing it to the current Prudent Income Amount. We provide no other reporting, so you should review your consolidated statement and annual report to see if your status under the program has changed. You also can review your current daily status by logging into your account on amperiprise.com. We reserve the right to modify the reporting we provide under the program at any time and in our sole discretion.
The table below summarizes the definitions of each status under the program.
Income Guide Status Definitions
Attention Needed	Caution	On Track	More Available
Prudent Income Amount is more than 20% below your current annual withdrawal amount	Prudent Income Amount is from 10.1% to 20% below your current annual withdrawal amount	Prudent Income Amount is from 10% below up to 24.9% above your current annual withdrawal amount	Prudent Income Amount is more than 25% or more above your current annual withdrawal amount
We use descriptive terminology to describe each status. When you are in the On Track status we may refer to your withdrawal rate as “currently sustainable.” When you are in the Caution status, we refer to your withdrawal rate as “near a point where it may not be sustainable.” When you are in the Attention Needed status, we refer to your withdrawal rate as “may not be sustainable.” Finally, if your current withdrawal amount places you in the “More Available” status, we refer to you as having “more options available” because the Prudent Income Amount is at least 25% higher than your current withdrawal amount. These statuses, including the accompanying explanations, are merely descriptive and do not represent a specific level of actual sustainability or probability of your contract value not being depleted. Please note if you are in the “More Available” status and you utilize contract value for other purposes it may create adverse consequences in the future, including increasing the possibility and extent of future status changes and the possibility of running out of money prior to the end of the program.
The following Income Guide statuses are used in our periodic reporting.
Income Guide Status	What the Status Means
Attention Needed	Based on your contract value, it is projected that your withdrawal amount may not be sustainable.
Caution	Based on your contract value, it is projected that your withdrawal amount is near a point where it may not be sustainable.
On Track	Based on your contract value, it is projected that your withdrawal amount is currently sustainable. Please note that the minimum 90% probability assumed in the program only applies to the Prudent Income Amount and not to the “On Track” status which includes a range above and below the current Prudent Income Amount.
More Available	Based on your contract value and withdrawal amount, it is projected there are more options available.
These statuses are not designed to be, nor should they be construed as, investment advice. They are based on a comparison of your current annual withdrawal amount versus the current Prudent Income Amount. They also can aid you in tracking how close your current rate of withdrawal is to the Prudent Income Amount. In the end, your unique financial situation and the advice of your financial advisor should be utilized in assessing your Income Guide status and your utilization of the program as a whole. Please note, the longer you are in the Attention Needed status without adjusting withdrawals the greater the likelihood that you will deplete your contract value.
If you enroll in Income Guide without electing a systematic withdrawal, then no status will be reported, but you will be provided the Prudent Income Amount.
If you completely suspend your withdrawals, we will also no longer report a status. This, however, does not mean that subsequently restarting withdrawals will result in a sustainable rate of withdrawal. When you restart your withdrawals, a current Prudent Income Amount will be compared to your current withdrawal amount to determine a current status. Also, remember that a change in ownership will automatically suspend systematic withdrawals.

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Income Guide does not take into account your unique financial situation, including how you allocate your contract value to available investment options and the allocation of your contract value to equities or bonds. Your investment returns, including the deduction of any fund fees and expenses, will differ from program assumptions. In addition, the fees and charges we assumed in calculating values under the program will differ from the actual fees and charges on your contract. This is due in part to the fact that we did not assume certain charges, including the contract administrative charge and optional benefit charges.
The methods, assumptions and simulations we used to develop the Prudent Income Percentages may not be appropriate or correct for a given contract owner. Individual results can vary widely and will impact the frequency of status changes and how often you may want to make adjustments to your withdrawals. You must decide whether to modify withdrawals or take any other action with respect to your contract based on the status we report, and whether to consult with your financial advisor.
The Prudent Income Amount
We use your current age, contract value, and Prudent Income Percentage to calculate your current Prudent Income Amount. We may modify these factors used to calculate your Prudent Income Amount at any time and in our sole discretion. We, RiverSource Life Insurance Company, solely determined what assumptions to use in deriving the Prudent Income Amount
Since the Prudent Income Amount is calculated daily and fluctuates based on age and current contract value, the program does not guarantee or result in a steady stream of income or provide any type of guaranteed cash value or guaranteed benefit.
The Prudent Income Percentages are derived from a series of random simulations based on the following assumptions:
•	an investment allocation of 50% in equities and 50% in bonds;
•	average annual returns, after the deduction of all fund fees and expenses, of 9.0% on the equity allocation and 4.0% on the bond allocation that grades upward to 6.0% over a ten year period;
•	average portfolio volatility of 9.0%;
•	a 1.0% average annual mortality and expense risk fee being assessed; and
•	taking level withdrawals each month.
The average annual return assumptions of 9.0% for the equity allocation and the 4.0% - 6.0% for the bond allocation are net return assumptions. This means these return assumptions would be after the deduction of all underlying fund fees and expenses. Contract charges other than the 1.0% mortality and expense risk fee, if they apply to you, were not included in the assumptions. This includes the contract administrative charge, surrender charges, and charges associated with optional benefits available under the contract. The “Charges” section of the prospectus provides additional details on the amount and applicability of these charges.
Since these assumptions are not customized to you, your circumstances will differ and the minimum 90% probability of withdrawals lasting for the duration of the program without the need to make any adjustments to the amount of withdrawals may be higher or lower than the probability used in developing the Prudent Income Percentages.
Your results under the program will vary. In general, if you have lower returns, higher volatility, higher fees, or you make additional withdrawals, then the probability of your withdrawal amount being sustainable will be lower than assumed under the program. In contrast, if you have higher returns, lower volatility, lower fees, or make additional purchase payments, then the probability of your withdrawal amount being sustainable will generally be higher than assumed under the program. In addition, if you experience long-term periods where your contract value is continually declining due to deviations from the assumptions mentioned above, you will need to repeatedly decrease the amount of your withdrawal to stay in the “On Track” status. Also, while unlikely, your contract value may be depleted before age 95 even if you follow the program.
It is important to remember that only the age of the participant and the contract value are specific to your contract. All of the factors used in determining the Prudent Income Percentages are general and not individualized or otherwise customized to you, your contract allocation, or any other circumstances specific to you.
The following factors related to your contract experience will impact your Income Guide status and the probability of withdrawals (without adjusting under the program) lasting for the duration of the program:
(1)	the fees, average annual total returns and volatility of the underlying funds you have elected;
(2)	the specific fees of your contract;
(3)	additional purchase payments to the contract;
(4)	withdrawals in addition to the monthly systematic withdrawal;
(5)	partial annuitizations; or
(6)	your actual life expectancy or retirement horizon.

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The assumptions were utilized to run a series of random simulations. These simulations were used to establish the Prudent Income Percentages which are based on a level amount of income (without adjusting under the program) that provides a minimum 90% or greater probability of contract value lasting to age 95 (age 100 for joint), or for 8 years, whichever is longer. As with any simulation, your actual experience will be different and our methodology could have an error.
The Prudent Income Percentages change over time based on age. The table below shows the current Prudent Income Percentages utilized. In the case of the Joint Option, the youngest participant’s age is used to determine the Prudent Income Percentages.
Prudent Income Percentages
Participant Age	Single Option	Joint Option	Participant Age	SingleOption	Joint Option	Participant Age	Single Option	Joint Option
50	3.0%	2.5%	66	4.6%	4.1%	81	6.3%	5.8%
51	3.1%	2.6%	67	4.7%	4.2%	82	6.6%	6.1%
52	3.2%	2.7%	68	4.8%	4.3%	83	6.9%	6.4%
53	3.3%	2.8%	69	4.9%	4.4%	84	7.2%	6.7%
54	3.4%	2.9%	70	5.0%	4.5%	85	7.5%	7.0%
55	3.5%	3.0%	71	5.1%	4.6%	86	8.0%	7.5%
56	3.6%	3.1%	72	5.2%	4.7%	87	8.5%	8.0%
57	3.7%	3.2%	73	5.3%	4.8%	88	9.0%	8.5%
58	3.8%	3.3%	74	5.4%	4.9%	89	9.5%	9.0%
59	3.9%	3.4%	75	5.5%	5.0%	90	10.0%	9.5%
60	4.0%	3.5%	76	5.6%	5.1%	91	10.5%	10.0%
61	4.1%	3.6%	77	5.7%	5.2%	92	11.0%	10.5%
62	4.2%	3.7%	78	5.8%	5.3%	93	11.5%	11.0%
63	4.3%	3.8%	79	5.9%	5.4%	94	12.0%	11.5%
64	4.4%	3.9%	80	6.0%	5.5%	95	12.5%	12.0%
65	4.5%	4.0%
The Prudent Income Percentage is multiplied by the contract value to determine the current Prudent Income Amount. The Prudent Income Amount will change over time due to changes in the contract value and the age of the participants covered under the program.
Although the Prudent Income Percentage increases with age, the Prudent Income Amount may not increase over time because a decreasing contract value can more than offset any increase in the Prudent Income Percentage. An increase in the Prudent Income Percentage does not protect against inflation.
Refer to “Example of a Prudent Income Amount Calculation” below to see how the Prudent Income Percentage is used to create a Prudent Income Amount.
By increasing with age, the Prudent Income Percentages result in less contract value being required to be in the “On Track” status. As a result, the Prudent Income Amount is not designed to preserve the level of your contract value. Following the monitoring program, however, including making adjustments to your rate of withdrawal over the life of the program, will increase the likelihood that your contract value will not be exhausted prior to the end of the program.
The assumptions used in determining values under Income Guide including investment and performance, are not tied in any way to your allocation of contract value and its performance. Your actual contract results can vary significantly from the performance we assumed in calculating the Prudent Income Amount.
The Prudent Income Amount is not a guarantee of present or future income and is not intended, nor should it be construed as, any form of investment advice.
If your contract is funding an employer sponsored plan such as a retirement plan established under Section 403(b) or 401(a) of the Code, your ability to begin a systematic withdrawal or to change one may be subject to plan sponsor approval. To determine whether there are any plan based restrictions on Income Guide, contact your plan sponsor.
Example of a Prudent Income Amount Calculation
Below is an example of how Income Guide calculates the Prudent Income Amount and assigns the status of the sustainability of your withdrawals.
At the time of enrollment, assume the following:
(1)	you have elected the Single Option;

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(2)	you are age 65;
(3)	your monthly systematic withdrawal amount is $350.00 ($4,200.00 annually); and
(4)	your contract value is $100,000.00.
Using these assumptions when you enroll, to calculate the Prudent Income Amount, the contract value is multiplied by the Prudent Income Percentage, which is 4.5%.
$100,000.00 x 4.5% = $4,500.00
In this case, the Prudent Income Amount is about 7.1% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume six months after enrollment, you are still age 65 and your contract value is now $95,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$95,000.00 x 4.5% = $4,275.00
In this case, the Prudent Income Amount is about 1.8% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume one year after enrollment, you are now age 66 and your contract value is now $82,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$82,000.00 x 4.6% = $3,772.00
In this case, the Prudent Income Amount is about 10.2% below your annual withdrawal amount. This results in being assigned a status of “Caution.”
Potential Benefits of the Income Guide Program
Income Guide can aid you in creating a non-guaranteed stream of income through systematic withdrawals from your contract. This can be beneficial if your need for income is flexible and does not require the guarantees associated with either a guaranteed minimum withdrawal benefit rider or exercising your option to annuitize. Withdrawals in connection with Income Guide may be subject to surrender charges, taxes and tax penalties. In contrast, payments under a guaranteed minimum withdrawal benefit rider or annuitization are not subject to surrender charges. In addition, if you use Income Guide and you have a non-qualified contract you are not receiving any potential benefits of the exclusion ratio associated with annuitization. The exclusion ratio allows you to spread the cost basis of your contract value over time, generally resulting in payments being partially taxable while the exclusion ratio is in effect. In contrast, Income Guide systematically withdraws contract value and for non-qualified contracts this results in taxable earnings being considered to be withdrawn first. A financial advisor can help you understand each of the income options available to you.
In cases where your Income Guide status becomes “More Available” there may be opportunities to increase your withdrawal rate, lock-in guaranteed income through partial annuitization, or use a portion of your contract value for other purposes. In consultation with your financial advisor, you can determine whether one or more of these options are right for you. Please keep in mind increases in the amount you withdraw may be subject to additional surrender charges, taxes and tax penalties. In addition, withdrawals will reduce your contract value and will proportionally reduce your standard death benefit and any optional death benefit you have elected. Increases in withdrawals can also have adverse future consequences, including increasing the possibility of future status changes and the possibility of running out of money prior to the end of the program.
Potential Risks of the Income Guide Program
Income Guide, including the Prudent Income Amount, is not a guarantee of income. If your annuity contract value is depleted your contract and any benefits associated with it, including Income Guide, will end without value.
In instances where your contract enters the “Attention Needed” status, even if you take steps to address the status such as lowering withdrawals from your contract, it is possible depending on continued performance of your contract that you could re-enter or remain in the status for an extended period of time. If you do not adjust your withdrawals when you are in the “Attention Needed” status, it could substantially increase the likelihood your contact value will be depleted, especially if you remain in this status for an extended period of time without making any adjustments.
Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing at a level equal to the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges” section of this prospectus.

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If your contract is issued on a qualified basis, you are subject to certain required minimum distribution rules for federal tax purposes. These rules may require you to take withdrawals out of your annuity that exceed the Prudent Income Amount. If this occurs, taking the required withdrawals may increase the likelihood that you will deplete your annuity contract over time.
If your relationship with your advisor ends, you will no longer receive assistance using the Income Guide service. If your contract continues to be serviced by AFSI, but you have ended your relationship with the financial advisor with whom you set up Income Guide, Income Guide will continue, and you should request AFSI assign you another advisor to assist you with maximizing the effectiveness of Income Guide. We cannot guarantee that AFSI will assign you an advisor that will assist you with Income Guide.
If you rely on Income Guide for managing your income needs and the service terminates, either because we choose to no longer offer it or a circumstance arises where automatic termination occurs, you may be in a position where you cannot find a means to manage or monitor your income going forward. Remember, in any instance where AFSI is no longer the servicing broker-dealer of record for your contract, Income Guide will automatically terminate.
Transferring Among Accounts
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders. For transfer rights involving investment options under optional living benefit riders, please see “Investment Allocation Restrictions for Living Benefit Riders” section.
You may transfer contract value from any one subaccount, GPAs, the regular fixed account and the Special DCA fixed account, to another subaccount before the annuitization start date. For RAVA 5 Advantage and RAVA 5 Select contracts, certain restrictions apply to transfers involving the GPAs and the regular fixed account. You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.
The date your request to transfer will be processed depends on when we receive it:
•	If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period, unless an exception applies.
We may suspend or modify transfer privileges at any time, subject to state regulatory requirements.
For information on transfers after annuity payouts begin, see “Transfer policies” below.
Transfer policies
For RAVA 5 Advantage and RAVA 5 Select
•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account, you may not make a transfer from any subaccount or GPA to the regular fixed account for six months following that transfer, partial surrender or termination.
•	You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA. Currently, you may transfer the entire contract value to the regular fixed account. Subject to state restrictions, we reserve the right to limit transfers to the regular fixed account at any time on a non-discriminatory basis with notification. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1) or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. Subject to state restrictions, we reserve the right to change the percentage allowed to be transferred from the regular fixed account at any time on a non-discriminatory basis with notification.

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•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).
•	You may not transfer contract values from the subaccounts, the GPAs or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts, or for the SecureSource series riders or APB, to the selected Portfolio Stabilizer fund(s). (See “Special DCA Fixed Account.”)
•	After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.
(1)	All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.
For RAVA 5 Access
•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs at any time.
•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).
•	You may not transfer contract values from the subaccounts or the GPAs into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or if you have a living benefit rider, to the Portfolio Stabilizer funds. (See “Special DCA Fixed Account.”) After the annuitization start date, you may not make transfers to or from the GPAs, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and
•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:

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We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;
•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other

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insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.
How to Request a Transfer or Surrender
1 1 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or surrenders:	$250 or entire account balance**

Maximum amount
Transfers or surrenders:	Contract value or entire account balance
*	Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
**	The contract value after a partial surrender must be at least $500.

2 2 By automated transfers and automated partial surrenders
Your financial advisor can help you set up automated transfers among your subaccounts, GPAs or regular fixed account (if available) or automated partial surrenders from the GPAs, regular fixed account, Special DCA fixed account or the subaccounts.
You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.
•	Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.
•	Automated surrenders may be restricted by applicable law under some contracts.
•	You may not make additional systematic payments if automated partial surrenders are in effect.
•	If you have a SecureSource series rider or APB rider, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see "Special DCA Fixed Account" and "Investment Allocation Restrictions for Living Benefit Riders").
•	Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.
•	The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
•	If you have a SecureSource series rider, you may set up automated partial surrenders up to the lifetime benefit amount available for withdrawal under the rider.

Minimum amount
Transfers or surrenders:	$50

Maximum amount
Transfers or surrenders:	None (except for automated transfers from the regular fixed account)

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3 3 By telephone
Call:
1-800-862-7919
Minimum amount
Transfers or surrenders:	$250 or entire account balance

Maximum amount
Transfers:	Contract value or entire account balance
Surrenders:	$100,000
We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.
Surrenders
You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see “Charges”) and federal income taxes and penalties. State and local income taxes may also apply. (see “Taxes”) You cannot make surrenders after the annuitization start date except under a term certain installment plan that provides monthly annuity payments for a period of years if such plans are allowed by us.
Any partial surrender you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected a SecureSource series rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see “Optional Benefits — Optional Living Benefits”). Any partial surrender request that exceeds the amount allowed under the SecureSource series riders will impact the guarantees provided and will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).
Surrender Policies
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts, GPAs, the Special DCA fixed account and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. The minimum contract value after partial surrender is $500.
Receiving Payment
1 1 By regular or express mail
•	payable to you;
•	mailed to address of record.

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NOTE: We will charge you a fee if you request express mail delivery.
2 2 By wire or other form of electronic payment
•	request that payment be wired to your bank;
•	pre-authorization required.
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–	the surrender amount includes a purchase payment check that has not cleared;
–	the NYSE is closed, except for normal holiday and weekend closings;
–	trading on the NYSE is restricted, according to SEC rules;
–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–	the SEC permits us to delay payment for the protection of security holders.
TSA — Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–	you are at least age 59½;
–	you are disabled as defined in the Code;
–	you severed employment with the employer who purchased the contract;
–	the distribution is because of your death;
–	the distribution is due to plan termination; or
–	you are a military reservist.
•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).
•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

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•	If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have a SecureSource series rider, APB rider or Benefit Protector Death Benefit rider.
Changing the Annuitant
If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. We will honor any change of ownership request received in good order that we believe is authentic, and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Our current administrative process requires only the new owner to meet the age limitations. We can stop this administrative process at any time.
The death benefit may change due to a change of ownership.
•	If you have the Benefit Protector rider, if any owner is older than age 75 immediately following the ownership change, the rider will terminate upon change of ownership. If all owners are younger than age 76, the rider continues unless the owner chooses to terminate it during the 30-day window following the effective date of the ownership change. The Benefit Protector death benefit values may be reset (see “Optional Death Benefits — Benefit Protector Death Benefit Rider”).
•	If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
•	If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.
•	If you elected the MAV Death Benefit and if any owner is older than age 79 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit will continue.
•	The ROPP Death Benefit, MAV Death Benefit and 5-Year MAV Death Benefit values may be reset (see “Benefits in the Case of Death”).
•	If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
For a SecureSource series — Single Life rider, an ownership change that would result in a different covered person will terminate the rider, subject to state restrictions. For California residents, an ownership change will not terminate the rider and will not change the covered person under the rider.
The SecureSource series — Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses If the owner is a natural person, only the covered spouses can be owners. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant. The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. For California

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residents, transfer of the ownership of the annuity contract is not limited to the covered spouses; however, the rider will not terminate and the covered spouses under the rider will not change. For Florida residents with SecureSource 3 rider, transfer of the ownership of the annuity contract is allowed only between covered spouses or their revocable trust(s); no other ownership changes are allowed. If ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses.
For the Accumulation Protector Benefit rider, subject to state rules, the rider will terminate if there is a change of ownership unless the new owner assumes total ownership of the contract and was an owner before the change. (See “Optional Benefits.”)
Benefits in Case of Death — Standard Death Benefit
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with the contract value greater than zero. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.
If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:
•	the contract value after any rider charges have been deducted;
•	the Return of Purchase Payments (ROPP) value; or
•	the Full Surrender Value.
If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of contract value after any rider charges have been deducted or the Full Surrender Value.
Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:
ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
Adjusted partial surrenders	a × b
c

a	=	the amount your contract value is reduced by the partial surrender.
b	=	the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.
c	=	the contract value on the date of (but prior to) the partial surrender.
Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.
Full Surrender Value: is the contract value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits) less:
•	any surrender charge,
•	pro rata rider charges,
•	the contract charge, and
plus:
•	any positive or negative market value adjustment.
For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid, but with no reduction for rider charges on riders that remain in force and without regard to the Full Surrender Value.
After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your written request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.
Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:
•	You purchase the contract with a payment of $20,000

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•	During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments minus adjusted partial surrenders, calculated as:	$20,000
$1,500 × $20,000 =	–1,667
$18,000
for a standard death benefit of:	$18,333
since this is greater than your contract value of $16,500
If You Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.
Nonqualified annuities
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
For RAVA5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Living Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin, no later than one year after your death, or other date as permitted by the IRS; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 ½. If you attained age 70 ½ at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Living Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource series rider will terminate.
If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

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If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the greater of the contract value after any rider charges have been deducted and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.
•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 ½, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 ½, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the greater of the contract value and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.
In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.
If You Die After the Annuitization Start Date
If you die after the annuitization start date, the amount payable, if any, will depend on the annuity payment plan then in effect.
Death of the owner: If the owner is the annuitant and dies after the annuitization start date, payments cease for lifetime only payment plans. Payments continue to the owner’s beneficiaries for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If the owner is not the annuitant and dies after the annuitization start date, payments continue to the beneficiaries according to the payment plan in effect.
Death of the annuitant or of a beneficiary receiving payments under an annuity payment plan: If the owner is not the annuitant and the annuitant dies after the annuitization start date, payments cease for lifetime payment plans. Payments continue to the owner for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If a beneficiary elects an annuity payment plan as provided under the payment options provision above and dies after payments begin, payments continue to beneficiaries named by the deceased beneficiary as provided under the change of beneficiary provision for the remainder of any guarantee period.
In any event, amounts remaining payable must be paid at least as rapidly as payments were being made at the time of such death.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
Optional Death Benefits
In addition to the Standard Death Benefit, we also offer the following optional death benefits at contract issue:
•	ROPP Death Benefit;
•	MAV Death Benefit;

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•	5-Year MAV Death Benefit; and
•	Benefit Protector Death Benefit.
If it is available in your state and if you are age 75 or younger at contract issue, you can elect any one of the above optional death benefits other than the ROPP death benefit; the MAV is available if you are 79 or younger; you may elect the ROPP Death Benefit if you are age 80 or older. (ROPP is included in the Standard Death Benefit if you are 79 or younger at contract issue.)
Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.
The death benefit determines the mortality and risk expense fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.
If available in your state and you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.
Return of Purchase Payments (ROPP) Death Benefit
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:
1.	the contract value after any rider charges have been deducted,
2.	the ROPP Value as described above, or
3.	the Full Surrender Value as described above.
For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If the spouse who continues the contract is age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.
If all owners are age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
If available in your state and you are age 75 or younger at contract issue, you may select one of the death benefits described below at the time you purchase your contract. If available in your state and you are between ages 76-79 at contract issue, you may only select the MAV Death Benefit. The death benefits do not provide any additional benefit before the first contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value as described above;
3.	the MAV; or
4.	the Full Surrender Value as described above.
The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above in the “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 80 or older when the contract is continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.

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After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the MAV on that date, but prior to the reset.
If any new owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.
5-Year Maximum Anniversary Value (5-Year MAV) Death Benefit
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value as described above;
3.	the 5-year MAV; or
4.	the Full Surrender Value as described above.
The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above in the “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the 5-Year MAV on that date, but prior to the reset.
If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
Benefit Protector Death Benefit
The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector provides reduced benefits if you are age 70 or older at the rider effective date. The Benefit Protector does not provide any additional benefit before the first rider anniversary.
If this rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date.
Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.
The Benefit Protector provides that if you die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:
•	the applicable death benefit, plus:
•	40% of your earnings at death if you were under age 70 on the rider effective date; or
•	15% of your earnings at death if you were age 70 or older on the rider effective date.
If this rider is effective after the contract date or if there has been a covered life change, remaining purchase payments is established or set as the contract value on the rider effective date or, if later, the date of the most recent covered life change. Thereafter, remaining purchase payments is increased by the amount of each additional purchase payment and adjusted for each partial surrender.

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Earnings at death: This is determined by taking the current death benefit applied, and subtracting any purchase payments not previously withdrawn. Partial surrenders reduce earnings before reducing purchase payments in the contract. This determines how much of the applicable death benefit is made up of contract earnings. We set maximum earnings at death of 250% of purchase payments not previously withdrawn that are one or more years old. Earnings at death cannot be less than zero.
Terminating the Benefit Protector
•	You may terminate the rider within 30 days after the first rider anniversary.
•	You may terminate the rider within 30 days after any rider anniversary beginning with the seventh rider anniversary.
•	The rider will terminate when you make a full surrender from the contract or on the annuitization start date.
•	Your spouse may terminate the rider within 30 days following the effective date of the spousal continuation if your spouse is age 75 or younger.
•	You may terminate the rider within 30 days following the effective date of an ownership change if you are age 75 or younger.
•	The rider will terminate for a spousal continuation or ownership change if the spouse or any owner is age 76 or older at the time of the change.
•	The rider will terminate after the death benefit is payable, unless the spouse continues the contract under spousal continuation provision.
•	The rider will terminate when beneficiary elects an alternative payment plan which is an inherited IRA.
If your spouse is the sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner. Your spouse will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the spouse at the time of the change will be used to determine the earnings at death percentage going forward. If your spouse does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value) and we will substitute this new contract value on the date of death for “remaining purchase payments” used in calculating earnings at death.
After a covered life change other than a spouse that continues the contract, all owners will be subject to all of the limitations and restrictions of the rider just as if they were purchasing a new contract; and the age of all owners at the time of the change will be used to determine the earnings at death percentage going forward. If any owner does not qualify for the rider on the basis of age, we will terminate the rider. If they do qualify for the rider on the basis of age, we will substitute the contract value on the date of the ownership change for remaining purchase payments used in calculating earnings at death.
For an example, please see Appendix D.
Optional Living Benefits
SecureSource Series Rider Terms
The following key terms are associated with all of the SecureSource Series of riders:
Key Terms
Age Bands: Each Age Band has two components for your Lifetime Payment Percentages, a minimum Lifetime Payment Percentage and a potential Income Bonus. The covered person (Joint Life: the younger covered spouse) must be at least age 50 for the Annual Lifetime Payment to be established. After the Annual Lifetime Payment is established, in addition to your age, other factors determine when you move to a higher Age Band.
Annual Credit: an amount that can be added to the Benefit Base on rider anniversaries during a Credit Period, subject to limitations. The Annual Credit is 6% for SecureSource 3 and SecureSource 4. The Annual Credit is 7% for SecureSource 4 Plus. Investment performance and Excess Withdrawals may reduce or eliminate the benefit of any Annual Credits. Annual Credits increase the lifetime benefit but may result in higher rider charges that may exceed the benefit from the Annual Credits.
Annual Lifetime Payment (ALP, Lifetime Benefit): the Lifetime Benefit amount available each contract year after the covered person (Joint Life: the younger covered spouse) has reached age 50. The annual withdrawal amount guaranteed by the rider can vary each contract year. The ALP is also referred to as the Lifetime Benefit throughout this prospectus.
Annual Step-Up: an increase in the Benefit Base and/or the Principal Back Guarantee, that is available on each rider anniversary if your contract value increases, subject to certain conditions. If the Benefit Base increases due to an Annual Step-Up, a Credit Period will restart and if you are eligible for a higher Age Band, the Lifetime Payment percentage can increase.

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Benefit Base (BB): used to determine the Annual Lifetime Payment and the annual rider charge. The BB is separate from your contract value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Credit Base (CB): used to determine the Annual Credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.
Credit Period: starts on the rider effective date and will restart (1) on a rider anniversary whenever there is an increase of the Benefit Base due to an Annual Step-Up or (2) Joint Life only: on the following rider anniversary in the event of a step-up of the Benefit Base under the spousal continuation provision. The credit period is 10 years for SecureSource 3. The credit period is 12 years for SecureSource 4 and SecureSource 4 Plus.
Excess Withdrawal: (1) a withdrawal taken before the Annual Lifetime Payment is established, or (2) a withdrawal that is greater than the Remaining Annual Lifetime Payment.
Excess Withdrawal Processing: a reduction in benefits if an Excess Withdrawal is processed.
Income Bonus: may be added to the minimum Lifetime Payment Percentage as described in the “Lifetime Payment Percentage” provision below.
Lifetime Payment Percentage: used to calculate your Annual Lifetime Payment. It includes a minimum Lifetime Payment Percentage and may include an additional Income Bonus. The percentage used can vary as described in the Lifetime Payment Percentage provision below.
Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by Annual Step-Ups, as long as there is no Excess Withdrawal.
Remaining Annual Lifetime Payment (RALP):. After the Annual Lifetime Payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year. As you take withdrawals during a contract year, the Remaining Annual Lifetime Payment is reduced by the amount of the withdrawal.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.
Withdrawal Adjustment Base (WAB): one of the components used to determine whether or not the Income Bonus will be included with the Lifetime Payment Percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.
The following key terms only apply to SecureSource 4 Plus:
Base Doubler: is 200% of purchase payments received before the first contract anniversary plus 100% of any premiums received after that. It is used one-time to increase your Benefit Base if you do not take any withdrawals or decline a fee increase before the Base Doubler Date (unless the Benefit Base is already higher due to annual credits and annual step ups). The Base Doubler cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Base Doubler Date: at issue, it is the later of: (1) the 12th rider anniversary; or (2) the rider anniversary on or following the 70th birthday of the Covered Person (Joint Life: the younger Covered Spouse).
SecureSource 4 Rider
The SecureSource 4 rider is an optional benefit that you can add to your contract for an additional charge. The SecureSource 4 rider may not be purchased with the optional SecureSource 4 Plus rider or Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains.
The SecureSource 4 rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than the Portfolio Stabilizer funds.
The SecureSource 4 rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year after the Lifetime Benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Lifetime Benefit amount can vary based on the relationship of your contract value to the

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withdrawal adjustment base. Each contract year, whether or not the Income Bonus is included, the Lifetime Payment Percentage is determined when the first withdrawal is taken, and the Lifetime Benefit amount is fixed for the remainder of that contract year.
As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the Lifetime Benefit is available. Also, if the contract value is 20% or more below purchase payments increased by any contract anniversary gains or Annual Credits and adjusted for withdrawals, the Income Bonus will not be included in the Lifetime Payment Percentage (see Withdrawal Adjustment Base described below).
For important considerations whether a SecureSource 4 rider is appropriate for you, see and “Important SecureSource Series Rider Considerations” section below.
Availability
There are two SecureSource 4 riders available under your contract:
•	SecureSource 4 - Single Life
•	SecureSource 4 - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource 4 — Single Life rider covers one person. The SecureSource 4 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 — Single Life rider or the SecureSource 4 — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
•	The SecureSource 4 rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if:
•	Your contract application is signed on or after May 4, 2015;
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
The SecureSource 4 riders are not available under an inherited qualified annuity.
The SecureSource 4 rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with a SecureSource 4 rider, see “SecureSource Series Rider Terms” section above.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.

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Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage, the remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated. When the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The minimum Lifetime Payment Percentage and the Income Bonus for each Age Band are listed in the table below:
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus
50-58	3.0%	2.75%	1.00%
59-64	4.0%	3.75%	1.00%
65-74	5.0%	4.75%	1.00%
75-79	5.5%	5.25%	1.00%
80+	6.0%	5.75%	1.00%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.

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Income Bonus: The following determines whether or not the Income Bonus is included in the Lifetime Payment Percentage.
A comparison of your contract value and the Withdrawal Adjustment Base (WAB) determines whether the Income Bonus is included in the Lifetime Payment Percentage when calculating the ALP unless the percentage is fixed as described below.
On each valuation date when the ALP is calculated, if the benefit determining percentage calculated below is less than the 20% adjustment threshold, then the Lifetime Payment Percentage will equal the minimum Lifetime Payment Percentage plus the Income Bonus for your current Age Band. Otherwise, the Lifetime Payment Percentage will equal the minimum Lifetime Payment Percentage for your current Age Band.
The benefit determining percentage is calculated as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
After the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year. Beginning on the next rider anniversary, the Lifetime Payment Percentage can change on each valuation date as described above until a withdrawal is taken in that contract year.
However, at the earliest of (1), (2) or (3) below, the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:
(1)	when your contract value on a rider anniversary is less than two times the BB multiplied by the minimum Lifetime Payment Percentage for your current Age Band, or
(2)	when the contract value reduces to zero, or
(3)	on the date of death when a death benefit is payable.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus if more favorable to you.
Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.	At rider effective date
The WAB, CB, BB and PBG are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The BB, WAB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
The WAB, BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	The WAB will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the WAB on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The BB and CB will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the CB or BB (as applicable) for the WAB. The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the WAB.
(C)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.

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(D)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the excess withdrawal processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the WAB, BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.
The BB and WAB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the annual credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 6% annual credit percentage.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB on the prior rider anniversary increased by the annual credit and any additional purchase payments since the prior rider anniversary.
The WAB will be set as follows:
(A)	if no withdrawals have been taken, the WAB will be set to the BB determined above, or
(B)	if any withdrawals have been taken, the WAB will be set to the amount as calculated below:

a × b	where:
c

a	=	the WAB on the rider anniversary (but prior to rider anniversary processing)
b	=	the BB determined above
c	=	the BB on the rider anniversary (but prior to rider anniversary processing)
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the WAB and BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any annual credit is added. If an annual step-up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any Annual Credit is added) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
•	The WAB on rider anniversaries: If you did not decline an increase to the annual rider fee, the WAB (after any Annual Credit is added) will be increased to the contract value, if greater.

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Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Annual Lifetime Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 — Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
–	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B.
–	We will no longer accept additional purchase payments.
–	No more charges will be collected for the rider.
–	The current ALP is fixed for as long as payments are made.
–	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
–	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, the rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, the rider and the contract will terminate.

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At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider, if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.
•	For single and joint life, if the beneficiary elects the Principal Back Guarantee under this rider, the following will occur:
1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.
•	In either of the above cases:
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the covered person remains the same and the new owner or assignee assumes total ownership of the contract and was an owner or the covered person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner.
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the covered spouses can be owners. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant. The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner holding for the sole benefit of the prior owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 4 rider. Under the rider’s payout option, the minimum amount payable shown in Table B in the contract, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 4 rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: for California residents, after the death of the Covered Person, the rider will terminate.
•	Joint Life: for California residents, after the death of the last covered spouse, the rider will terminate.

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•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 riders charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 4 Plus Rider
The SecureSource 4 Plus rider is an optional benefit that you can add to your contract for an additional charge. The SecureSource 4 Plus rider may not be purchased with the optional SecureSource 4 rider or Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains. This rider also provides a guaranteed benefit base amount, provided no withdrawals are taken and the rider does not terminate before a specified date. (see “Base Doubler” below)
The SecureSource 4 Plus rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 Plus rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than the Portfolio Stabilizer funds.
The SecureSource 4 Plus rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year after the Lifetime Benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Lifetime Benefit amount can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus is included, the Lifetime Payment Percentage is determined when the first withdrawal is taken, and the Lifetime Benefit amount is fixed for the remainder of that contract year.
As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available, a Base Doubler is applied or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the Lifetime Benefit is available. Also, if the contract value is 20% or more below purchase payments increased by any contract anniversary gains or Annual Credits and adjusted for withdrawals, the Income Bonus will not be included in the Lifetime Payment Percentage (see Withdrawal Adjustment Base described below).
For important considerations whether a SecureSource 4 Plus rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.

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Availability
There are two SecureSource 4 Plus riders available under your contract:
•	SecureSource 4 Plus - Single Life
•	SecureSource 4 Plus - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource 4 Plus — Single Life rider covers one person. The SecureSource 4 Plus — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 Plus — Single Life rider or the SecureSource 4 Plus — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
•	The SecureSource 4 Plus rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if:
•	Your contract application is signed on or after May 4, 2015;
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
The SecureSource 4 Plus riders are not available under an inherited qualified annuity.
The SecureSource 4 Plus rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with the SecureSource 4 Plus rider, see “SecureSource Rider Terms” section above.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage, the remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated. When the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.

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•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The minimum Lifetime Payment Percentage and the Income Bonus for each Age Band are listed in the table below:
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus
50-58	3.0%	2.65%	1.00%
59-64	4.0%	3.65%	1.00%
65-74	5.0%	4.65%	1.00%
75-79	5.5%	5.15%	1.00%
80+	6.0%	5.65%	1.00%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Income Bonus: The following determines whether or not the Income Bonus is included in the Lifetime Payment Percentage.
A comparison of your contract value and the Withdrawal Adjustment Base (WAB) determines whether the Income Bonus is included in the Lifetime Payment Percentage when calculating the ALP unless the percentage is fixed as described below.
On each valuation date when the ALP is calculated, if the benefit determining percentage calculated below is less than the 20% adjustment threshold, then the Lifetime Payment Percentage will equal the minimum Lifetime Payment Percentage plus the Income Bonus for your current Age Band. Otherwise, the Lifetime Payment Percentage will equal the minimum Lifetime Payment Percentage for your current Age Band.
The benefit determining percentage is calculated as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
After the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year. Beginning on the next rider anniversary, the Lifetime Payment Percentage can change on each valuation date as described above until a withdrawal is taken in that contract year.
However, at the earliest of (1), (2) or (3) below, the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:
(1)	when your contract value on a rider anniversary is less than two times the BB multiplied by the minimum Lifetime Payment Percentage for your current Age Band, or
(2)	when the contract value reduces to zero, or

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(3)	on the date of death when a death benefit is payable.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus if more favorable to you.
Joint Life: Base Doubler Date: If the Base Doubler is greater than zero, the Base Doubler Date may be reset in the event of: (1) dissolution of marriage; or (2) a covered spouse’s death when the death benefit is not payable. On the date we receive written notification of these events, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the 70th birthday of the remaining covered spouse; (2) the 12th rider anniversary; or (3) the next rider anniversary.
The Base Doubler Date may also be reset if there is a spousal continuation.  See the Spouse’s Option to continue contract provision.
In the event of remarriage of the covered spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the 12th rider anniversary or the rider anniversary on or following the 70th birthday of the younger covered spouse.
Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.	At rider effective date
The WAB, CB, BB and PBG are set equal to the initial purchase payment.
The Base Doubler is set equal to the initial purchase payment multiplied by the applicable Base Doubler Percentage, as shown in the table below.
Purchase Payments	Base Doubler Percentage
Payments received before the first rider anniversary	200%
Payments received thereafter	100%
2.	When an additional purchase payment is made
The BB, WAB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
If the Base Doubler is greater than zero, the Base Doubler will be increased by the amount of each additional purchase payment multiplied by the applicable Base Doubler Percentage as shown in the table above.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
If a withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero.
The WAB, BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	The WAB will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the WAB on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The BB and CB will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the CB or BB (as applicable) for the WAB. The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the WAB.
(C)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.

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(D)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the excess withdrawal processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the WAB, BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 7% for the first rider anniversary.
The BB and WAB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the annual credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 7% annual credit percentage.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB on the prior rider anniversary increased by the annual credit and any additional purchase payments since the prior rider anniversary.
The WAB will be set as follows:
(A)	if no withdrawals have been taken, the WAB will be set to the BB determined above, or
(B)	if any withdrawals have been taken, the WAB will be set to the amount as calculated below:

a × b	where:
c

a	=	the WAB on the rider anniversary (but prior to rider anniversary processing)
b	=	the BB determined above
c	=	the BB on the rider anniversary (but prior to rider anniversary processing)
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the WAB and BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
•	Base Doubler: If you did not take any withdrawals since the rider effective date and you did not decline an increase to the annual rider fee, on the Base Doubler Date the WAB and BB (after any Annual Credit is added) will be increased to the Base Doubler if greater. The Base Doubler will be permanently set to zero on the Base Doubler Date (after any adjustment to the BB). It is important to remember that the 200% Base Doubler percentage only applies to purchase payments received in the first year. After the first year, 100% of purchase payments will be added to the Base Doubler rather than 200%.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any annual credit is added. If an annual step-up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any Annual Credit is added or Base Doubler is applied) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is

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an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
•	The WAB on rider anniversaries: If you did not decline an increase to the annual rider fee, the WAB (after any Annual Credit is added or Base Doubler is applied) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Annual Lifetime Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. Any withdrawals (including RMDs) before the Base Doubler Date will permanently set the Base Doubler to zero.
See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 Plus — Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 Plus — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective. If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the 70th birthday of the remaining covered spouse; (2) the 12th rider anniversary; or (3) the next rider anniversary.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB and Base Doubler, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits and no Base Doubler is applied. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
–	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B.
–	We will no longer accept additional purchase payments.
–	No more charges will be collected for the rider.
–	The current ALP is fixed for as long as payments are made.

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–	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
–	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, the rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, the rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider, if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.
•	For single and joint life, if the beneficiary elects the Principal Back Guarantee under this rider, the following will occur:
1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.
•	In either of the above cases:
•	After the date of death, if the CB and Base Doubler are greater than zero, the CB and Base Doubler will be permanently reset to zero, and there will be no additional Annual Credits or Annual Step-Ups and no Base Doubler will be applied.
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the covered person remains the same and the new owner or assignee assumes total ownership of the contract and was an owner or the covered person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner.
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the covered spouses can be owners. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant. The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 4 Plus rider. Under the rider’s payout option, the minimum amount payable shown in Table B in the contract, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract.

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If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 4 Plus rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: for California residents, after the death of the Covered Person, the rider will terminate.
•	Joint Life: for California residents, after the death of the last covered spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 Plus rider charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 3 Rider
The SecureSource 3 rider is an optional benefit that you can add to your contract for an additional charge. The SecureSource 3 rider may not be purchased with the optional Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains.
The SecureSource 3 rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 3 rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than the Portfolio Stabilizer funds.
The SecureSource 3 rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year after the Lifetime Benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Lifetime Benefit amount can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus is included, the Lifetime Payment Percentage is determined when the first withdrawal is taken, and the Lifetime Benefit amount is fixed for the remainder of that contract year.
As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.

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Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the Lifetime Benefit is available. Also, if the contract value is 20% or more below purchase payments increased by any contract anniversary gains or Annual Credits and adjusted for withdrawals, the Income Bonus will not be included in the Lifetime Payment Percentage (see Withdrawal Adjustment Base described below).
For important considerations whether a SecureSource 3 rider is appropriate for you, see and “Important SecureSource Series Rider Considerations” section below.
Availability
There are two SecureSource 3 riders available under your contract:
•	SecureSource 3 - Single Life
•	SecureSource 3 - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource 3 — Single Life rider covers one person. The SecureSource 3 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 3 — Single Life rider or the SecureSource 3 — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 3 rider is an optional benefit that you may select for an additional annual charge if:
•	Your contract application is signed prior to May 4, 2015 or in states where SecureSource 4 and SecureSource 4 Plus riders are not approved;
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
The SecureSource 3 riders are not available under an inherited qualified annuity.
The SecureSource 3 rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with a SecureSource 3 rider, see “SecureSource Series Rider Terms” section above.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. After death or dissolution of marriage, the remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.
Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated. When the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.

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Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The minimum Lifetime Payment Percentage and the Income Bonus for each Age Band are listed in the table below:
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus
50-58	3%	2.75%	0.5%
59-64	4%	3.75%	0.5%
65-79	5%	4.75%	0.5%
80+	6%	5.75%	0.5%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Income Bonus: The following determines whether or not the Income Bonus is included in the Lifetime Payment Percentage.
A comparison of your contract value and the Withdrawal Adjustment Base (WAB) determines whether the Income Bonus is included in the Lifetime Payment Percentage when calculating the ALP unless the percentage is fixed as described below.
On each valuation date when the ALP is calculated, if the benefit determining percentage calculated below is less than the 20% adjustment threshold, then the Lifetime Payment Percentage will equal the minimum Lifetime Payment Percentage plus the Income Bonus for your current Age Band. Otherwise, the Lifetime Payment Percentage will equal the minimum Lifetime Payment Percentage for your current Age Band.
The benefit determining percentage is calculated as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period

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After the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year. Beginning on the next rider anniversary, the Lifetime Payment Percentage can change on each valuation date as described above until a withdrawal is taken in that contract year.
However, at the earliest of (1), (2) or (3) below, the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:
(1)	when your contract value on a rider anniversary is less than two times the BB multiplied by the minimum Lifetime Payment Percentage for your current Age Band, or
(2)	when the contract value reduces to zero, or
(3)	on the date of death when a death benefit is payable.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus if more favorable to you.
Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.	At rider effective date
The WAB, CB, BB and PBG are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The BB, WAB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
The WAB, BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	The WAB will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the WAB on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The BB and CB will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the CB or BB (as applicable) for the WAB. The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the WAB.
(C)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(D)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the excess withdrawal processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the WAB, BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary

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The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.
The BB and WAB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the annual credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The annual credit equals the CB as of the prior rider anniversary multiplied by the 6% annual credit percentage.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB on the prior rider anniversary increased by the annual credit and any additional purchase payments since the prior rider anniversary.
The WAB will be set as follows:
(A)	if no withdrawals have been taken, the WAB will be set to the BB determined above, or
(B)	if any withdrawals have been taken, the WAB will be set to the amount as calculated below:

a × b	where:
c

a	=	the WAB on the rider anniversary (but prior to rider anniversary processing)
b	=	the BB determined above
c	=	the BB on the rider anniversary (but prior to rider anniversary processing)
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the WAB and BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 10th rider anniversary.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any annual credit is added. If an annual step-up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
•	The WAB on rider anniversaries: If you did not decline an increase to the annual rider fee, the WAB (after any Annual Credit is added) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Annual Lifetime Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 3 — Single Life rider terminates.

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Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 3 — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
–	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
–	We will no longer accept additional purchase payments.
–	No more charges will be collected for the rider.
–	The current ALP is fixed for as long as payments are made.
–	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
–	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider, if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.
•	For single and joint life, if the beneficiary elects the Principal Back Guarantee under this rider, the following will occur:
1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.
•	In either of the above cases:
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

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Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the covered person remains the same and the new owner or assignee assumes total ownership of the contract and was an owner or the covered person before the change, or is a non-natural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner.
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the covered spouses can be owners. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant. The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 3 rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 3 rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: for California residents, after the death of the Covered Person, the rider will terminate.
•	Joint Life: for California residents, after the death of the last covered spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•	On the annuitization start date, the rider will terminate.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 3 rider charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
Important SecureSource Series Rider Considerations
You should consider whether a SecureSource series rider is appropriate for you taking into account the following considerations:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years.
•	Lifetime Benefit Limitations: The Lifetime Benefit is subject to certain limitations, including but not limited to:
Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the Lifetime Benefit terminates at the first death of any owner even if the covered person is still living (see “At Death” heading above). This possibility may present itself when there are multiple contract owners — when one of the contract owners dies the Lifetime Benefit terminates even though other contract owners are still living.

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Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the Lifetime Benefit terminates at the death of the last surviving covered spouse (see “At Death” heading above).
•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider, because the timing of your first withdrawal is an important decision. Once you take your first withdrawal, your initial minimum Lifetime Payment Percentage will be determined. If a withdrawal is taken during the Credit Period, no credit will be available on the next contract anniversary. For SecureSource 4 Plus, if the withdrawal is taken before the Base Doubler Date the Base Doubler is permanently set to zero. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the Lifetime Benefit is available (Excess Withdrawal), the guaranteed amounts under the rider will be reduced.
•	Investment Allocation Restriction: You must invest in approved investment options, which currently are Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Living Benefit Riders — Portfolio Stabilizer funds” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the SecureSource series rider.
•	Income Guide Program Restriction: Income Guide program is not available to contracts with the SecureSource series rider.
•	Non-Cancelable: Once elected, the SecureSource series rider may not be cancelled (except as provided under “Rider Termination” heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).
Dissolution of marriage does not terminate the SecureSource series — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource series — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” above).
•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.
For non-natural ownership arrangements that allow for spousal continuation one covered spouse must be the annuitant and the other covered spouse must be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource series — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the remaining Annual Lifetime Payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the Remaining Annual Lifetime Payment is subject to the Excess Withdrawal Processing as described above.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum

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Distributions”). While the rider permits certain Excess Withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider.
Please note civil unions and domestic partnerships are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). Therefore, a SecureSource series rider may be of limited value to you.
Accumulation Protector Benefit Rider
The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit rider specifies a Waiting Period that ends on the Benefit Date. The current Waiting Period is 10 years. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the Benefit Date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that Benefit Date. On the Benefit Date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.
If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the Waiting Period and before the Benefit Date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the Benefit Date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.
If you are age 80 or younger at contract issue, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the Waiting Period. The rider ends when the Waiting Period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the Waiting Period, you have the following options:
•	Continue your contract;
•	Take partial surrenders or make a full surrender; or
•	Annuitize your contract.
The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource series riders.
You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:
•	you must invest in the approved investment options, which are currently Portfolio Stabilizer funds . We reserve the right to add, remove or substitute approved investment options in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Living Benefit Riders — Portfolio Stabilizer funds” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. In addition, the Income Guide program will not be available to you. You should consult your financial advisor before you purchase the Accumulation Protector Benefit rider.
•	you may not make additional purchase payments to your contract during the Waiting Period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply (see “Additional Purchase Payments with Elective Step-Up” below) In addition, we reserve the right to change these additional purchase payment limits, including making further restrictions, upon written notice;
•	if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;
•	if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the

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Waiting Period under the rider, in order to receive the benefit, if any, provided by the rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;
•	the 10 year Waiting Period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and
•	the 10 year Waiting Period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase (see “Waiting Period” below).
Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.
Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:
Benefit Date: This is the first valuation date immediately following the expiration of the Waiting Period.
Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the Benefit Date if the contract value is less than the MCAV on the Benefit Date.
Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received. It is reduced by any adjustments for partial surrenders made during the Waiting Period.
Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:
(a)	is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and
(b)	is the MCAV on the date of (but immediately prior to) the partial surrender.
Waiting Period: The Waiting Period for the rider is 10 years.
We reserve the right to restart the Waiting Period on the latest contract anniversary if you change your investment option after we have exercised our rights to increase the rider fee. Waiting Period will restart upon elective step-ups and spousal continuation step-ups.
Automatic Step-Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:
1.	90% of the contract value on the contract anniversary (after charges are deducted); or
2.	the MCAV immediately prior to the automatic step-up.
The automatic step-up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The automatic step-up of the MCAV does not restart the Waiting Period or increase the fee (although the total charge for the rider may increase).
Elective Step-Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the Benefit Date, you may notify us in writing that you wish to exercise the annual elective step-up option. You may exercise this elective step-up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step-up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.
We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”) and the revised fee would apply to your rider if you exercise the annual elective step-up. Elective step-ups will also result in a restart of the Waiting Period as of the most recent contract anniversary.
The elective step-up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The elective step-up option is not available for inherited IRAs or if the Benefit Date would be after the annuitization start date.

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Additional Purchase Payments with Annual Elective Step-Ups
If your MCAV is increased as a result of Elective Step-up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.
Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step-up. The spousal continuation elective step-up is in addition to the annual elective step-up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step-up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step-up. In addition, the Waiting Period will restart as of the most recent contract anniversary.
Assignment and Change of Ownership
Subject to state limitations, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner before the change, or is a nonnatural owner holding for the sole benefit of the prior owner (e.g., an individual ownership changed to a personal revocable trust).
Terminating the Rider
The rider will terminate under the following conditions:
•	The rider will terminate on the Benefit Date after the rider charge has been deducted and after any adjustment to the contract value due to payment of the rider benefit.
•	The rider will terminate for certain assignment and ownership changes as described in the "Assignment and Change of Ownership" provision above.
•	After the death benefit is payable, unless the spouse continues the contract as described in the "Spousal Continuation" provision above, the rider will terminate.
•	In relation to certain increases to the annual rider fee, your written request will terminate the rider. (See "Charges - Accumulation Protector Benefit rider charge").
•	The rider will terminate on the annuitization start date.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
Investment Allocation Restrictions for Living Benefit Riders
If you elect SecureSource series rider or Accumulation Protector Benefit rider, you are required to allocate your purchase payments and contract value to the Portfolio Stabilizer funds, as described in the “Portfolio Stabilizer funds” section below until the rider terminates.
Your purchase payments and transfer requests must be allocated in accordance with the above limitations. We will reject any purchase payment or transfer request that does not comply with the above limitations.
Portfolio Stabilizer funds
If you elect the SecureSource series rider or Accumulation Protector Benefit rider, your contract value must be invested in the Portfolio Stabilizer funds under the term of the rider. The Portfolio Stabilizer funds are available to all contract owners, regardless of whether a living benefit rider has been elected. Currently, we offer four Portfolio Stabilizer funds, (the Funds). We reserve the right to add, remove or substitute funds. We also reserve the right, upon notification to you, to close or restrict any funds. Any change will apply to current allocations and or to future purchase payments and transfers.
The Portfolio Stabilizer funds currently available are:
1.	Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)(1)
2.	Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)
3.	Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)
4.	Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)
(1)	Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2) is not available for contracts with the Accumulation Protector Benefit rider.

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Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility. The Portfolio Stabilizer funds are diversified funds that, under normal market conditions, pursue their investment objectives by allocating the Funds’ assets across equity and fixed income/debt asset classes while targeting a particular level of effective equity exposure that varies based on volatility in the equity market. The Portfolio Stabilizer funds invest in a mix of affiliated and unaffiliated mutual funds and, in seeking to manage equity market volatility, employ a tactical allocation strategy of utilizing:
•	derivative transactions (such as credit default swap indexes, futures, swaps, forward rate agreements and options);
•	direct investments in exchange-traded funds (ETFs); and
•	direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures and dollar rolls).
The investments described above as part of the tactical allocation strategy are primarily utilized to adjust (increase or reduce) the Portfolio Stabilizer funds’ exposure to different asset classes and various segments within these asset classes. In general, when Columbia Management, the Funds’ investment manager, determines that equity market volatility is relatively low, it may increase the Fund’s effective equity market exposure and decrease the Funds’ effective fixed income/debt exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s effective equity market exposure and, correspondingly, increase the Fund’s effective fixed income/debt exposure.
Changes to underlying fund selections and allocations may be driven by various factors, including the risks and benefits of investing in a particular underlying fund as a means of achieving total return. Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management and the Funds’ board of trustees.
Columbia Management considers the independent analysis of Morningstar Associates, LLC (Morningstar), an independent investment consultant, with respect to the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional asset classes, or segments within these classes represented by the underlying funds. Columbia Management retains full discretion over the Portfolio Stabilizer funds’ investment activities. Neither Columbia Management nor Morningstar serves as your investment adviser as to the allocation of your contract value to the Portfolio Stabilizer funds.
For additional information about the Portfolio Stabilizer funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
Investing in the Portfolio Stabilizer funds. You are responsible for determining which Portfolio Stabilizer funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.
If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
You may change your investment options allocations up to twice per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this twice per contract year limit. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”) We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Risks. An investment in a Fund involves risk. Principal risks associated with an investment in a Portfolio Stabilizer fund may be found in the relevant Fund’s prospectus. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
Investing in a Portfolio Stabilizer fund does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options.

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For a complete list of the risks associated with investing in the Portfolio Stabilizer funds, please consult the applicable Fund’s prospectus.
Volatility and Volatility Management Risk. Although the Portfolio Stabilizer funds seek to manage equity market volatility within their respective portfolios, there is no guarantee that the Funds will be successful. Despite each Fund’s name, the Fund’s portfolio may experience more than its targeted level of volatility, subjecting the Fund to market risk. Securities in the Fund’s portfolio and the underlying funds’ portfolios may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. Columbia Management’s determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and strategies.
Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated in the Fund’s prospectus, the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent that the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.
Accordingly, although an investment in the Portfolio Stabilizer funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. This may deprive you of some or all of the benefits of increases in equity market values under your contract and could also result in a decrease in your contract value.
Before you select a SecureSource series rider or Accumulation Protector Benefit rider, you and your financial advisor should carefully consider whether the Fund(s) meet your investment objectives and risk tolerance. Because you cannot terminate a SecureSource series rider or Accumulation Protector Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Fund. Surrender charges and tax penalties may apply. Therefore, you should not select the SecureSource series rider or Accumulation Protector Benefit rider if you do not intend to continue investing in the Funds for the life of the contract.
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct surrender charges upon annuitzation but surrender charges may be applied when electing to exercise liquidity features we may make available under certain annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted, plus any positive or negative MVA(less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.”
If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs and the Special DCA fixed account are not available during this payout period.
Amounts of fixed and variable payouts depend on:
•	the annuity payout plan you select;
•	the annuitant's age and, in most cases, sex;
•	the annuity table in the contract; and
•	the amounts you allocated to the accounts on the annuitization start date.
In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month based on the performance of the funds. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments or are exercising any available liquidity features we may offer and you have elected.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”

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Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of annuity payout rates.)
Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.
Annuity Payout Plans
We make available variable annuity payouts where payout amounts may vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date:
•	Plan A: Life annuity — no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•	Plan B: Life income with guaranteed period: We make monthly payouts for a guaranteed payout period of five, ten, or 15 years that you elect. This election will determine the length of the payout period in the event if the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
•	Plan C: Life annuity — installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•	Plan D: Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. These plans may include cash refund features providing a guarantee of receiving at least a return of the annuitization amount (less any annuity payments made and any premium tax paid) in the event of the annuitant’s death, term certain installment plans with varying durations, and liquidity features allowing access under certain circumstances to a surrender of the underlying value of remaining payments. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features may either reduce the amount of future payouts you would otherwise receive or result in payouts ceasing.
Utilizing a liquidity feature to surrender the underlying value of remaining payments may result in the assessment of a surrender charge (See “Charges — Surrender charge”) or a 10% IRS penalty tax. (See “Taxes.”).
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•	in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or
•	over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.
For qualified and nonqualified contracts with one of the SecureSource series rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount

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payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (Joint Life: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee.
You must select a payout plan as of the annuitization start date set forth in your contract.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a nonqualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike surrenders described below, the income taxation of annuity payouts is subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)
Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Application of surrender charges may alter the manner in which we tax report the surrender. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 ½ unless certain exceptions apply.

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Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) are subject to a new 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59 ½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•	because of your death or in the event of nonnatural ownership, the death of the annuitant;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if it is allocable to an investment before Aug. 14, 1982; or
•	if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a or qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply.

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Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty on the taxable portion.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 ½ and meet the five year holding period.
Surrenders: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such surrender to be directly rolled over to another eligible retirement plan such as an IRA.
Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 ½ and meet the five year holding period.
Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 70 ½. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

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If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•	the payout is a RMD as defined under the Code;
•	the payout is made on account of an eligible hardship; or
•	the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59 ½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•	because of your death;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•	to pay certain medical or education expenses (IRAs only); or
•	if the distribution is made from an inherited IRA.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.

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Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 ½, if applicable on the taxable portion.
We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: In the case of United States v. Windsor, Section 3 of the Defense of Marriage Act was declared unconstitutional by the U.S. Supreme Court. As a result of this ruling, same sex marriages recognized under state law must be afforded all of the benefits of marriage for federal law purposes. The IRS subsequently provided interpretive guidance which, for federal tax purposes, determined the recognition of a same sex marriage is based on the state or foreign jurisdiction in which the marriage occurred. In addition, the guidance states that other relationships that may be recognized under state law, such as civil unions or domestic partnerships, are not considered marriages for federal tax purposes. Therefore, if you are in a civil union or other non-marital relationship recognized under state law, you will not receive the favorable federal tax treatment normally afforded to married couples.
When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•	the reserve held in each subaccount for your contract; divided by
•	the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for

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which we have voting rights in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;
•	the existing funds become unavailable; or
•	in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.
If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;
•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and
•	eliminate or close any subaccounts.
We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we will reallocate amounts remaining in the fund being eliminated or closed to a different subaccount. We will notify you in advance of any such reallocation. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).
In the event of any such substitution or change, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance departments before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
•	Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.
•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments to Selling Firms
•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.
•	We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

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•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•	providing service to contract owners; and
•	funding other events sponsored by a selling firm that may encourage the selling firm's financial advisors to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.
Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:
•	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");
•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - The funds");
•	compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and
•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•	fees and expenses we collect from contract owners, including surrender charges; and
•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•	cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Financial Advisors
•	The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.
•	To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.
Issuer
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

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We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
Legal Proceedings
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota and a multistate insurance department examination). RiverSource Life has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.
RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.
Additional Information
Incorporation of Certain Documents by Reference
RiverSource Life is incorporating by reference in this prospectus information we file with the SEC, which means that we are disclosing important information to you by referring you to those documents. The information that we incorporate by reference is an important part of this prospectus, and later information that we file with the SEC automatically will update and supersede this information. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended December 31, 2014, File No. 33-28976, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus, as well as all of our subsequent annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K filed with the SEC under the 1934 Act. To access these documents, see “SEC Filings” under “Investor Relations” on our website at www.ameriprise.com.
RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.
Available Information
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Indemnification
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.

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Appendix A: The Funds
Unless you have elected one of the optional living benefit riders, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below.
Investing In	Investment Objective and Policies	Investment Adviser
AB VPS Dynamic Asset Allocation Portfolio (Class B) (previously AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B))	Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Large Cap Growth Portfolio (Class B) (previously AllianceBernstein VPS Large Cap Growth Portfolio (Class B))	Seeks long-term growth of capital.	AllianceBernstein L.P.
ALPS | Alerian Energy Infrastructure Portfolio: Class III	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.
American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC
Columbia Variable Portfolio - Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Cash Management Fund (Class 2)	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Commodity Strategy Fund (Class 2)	Seeks total return.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., subadviser.
Columbia Variable Portfolio - Contrarian Core Fund (Class 2)	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Core Bond Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Diversified Absolute Return Fund (Class 2) (previously - Columbia Variable Portfolio - Multi-Strategy Alternatives Fund (Class 2))	Seeks to provide shareholders with absolute (positive) returns.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2)	Seeks high level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2)	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Emerging Markets Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Global Bond Fund (Class 2)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund (Class 2)	Seeks high current income as its primary objective and, as it secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities Fund (Class 2)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Intermediate Bond Fund (Class 2) (previously Columbia Variable Portfolio - Diversified Bond Fund (Class 2))	Seeks high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - International Opportunities Fund (Class 2) (previously Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Index Fund (Class 3) (previously Columbia Variable Portfolio - S&P 500 Index Fund (Class 3))	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Core Quantitative Fund (Class 2)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)	Seeks level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Managed Volatility Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Growth Fund (Class 2) (previously Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 2))	Seeks growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Value Fund (Class 2) (previously Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (Class 2))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select International Equity Fund (Class 2) (previously Columbia Variable Portfolio - International Opportunity Fund (Class 2))	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., subadviser.
Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Strategic Income Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Equities Fund (Class 2) (previously Variable Portfolio - Columbia Wanger U.S. Equities Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, (managing a portion of the Fund's portfolio), subadviser.
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2)	Seeks current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
Deutsche Alternative Asset Allocation VIP, Class B (previously DWS Alternative Asset Allocation VIP, Class B)	Seeks capital appreciation.	Deutsche Investment Management Americas Inc.

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Investing In	Investment Objective and Policies	Investment Adviser
Fidelity ® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income and may also seek capital appreciation.	Fidelity Management & Research Company (FMR) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK))and other investment advisers serve as sub-advisers for the fund.
FTVIPT Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.
FTVIPT Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
FTVIPT Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
FTVIPT Templeton Global Bond VIP Fund - Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy	Seeks to provide total return.	Waddell & Reed Investment Management Company
Janus Aspen Series Flexible Bond Portfolio: Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Janus Aspen Series Global Allocation Portfolio - Moderate: Service Shares	Seeks total return through growth of capital and income.	Janus Capital Management LLC
Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Lazard Retirement Global Dynamic Multi Asset Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC
MFS ® Utilities Series - Service Class	Seeks total return.	MFS ® Investment Management
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	Seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.	Neuberger Berman Management LLC is the Fund’s investment manager. NB Alternative Investment Management LLC is the Fund’s investment adviser.
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Management LLC
Oppenheimer Global Fund/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks total return.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
Van Eck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - American Century Diversified Bond Fund (Class 2)	Seeks high level of current income.	Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.
Variable Portfolio - AQR Managed Futures Strategy Fund (Class 2)	Seeks positive absolute returns.	Columbia Management Investment Advisers, LLC, adviser; AQR Capital Management, LLC, subadviser.
Variable Portfolio - BlackRock Global Inflation-Protected Securities Fund (Class 2)	Seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.
Variable Portfolio - Columbia Wanger International Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, subadviser.
Variable Portfolio - Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a conservative level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - DFA International Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Dimensional Fund Advisors, L.P., subadviser.
Variable Portfolio - Eaton Vance Floating-Rate Income Fund (Class 2)	Seeks to provide shareholders with a high level of current income.	Columbia Management Investment Advisers, LLC, adviser; Eaton Vance Management, subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Holland Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Holland Capital Management LLC, subadviser.
Variable Portfolio - Invesco International Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Invesco Advisers, Inc., subadviser.
Variable Portfolio - J.P. Morgan Core Bond Fund (Class 2)	Seeks high level of current income while conserving the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc., subadviser.
Variable Portfolio - Jennison Mid Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Jennison Associates LLC, subadviser.
Variable Portfolio - Loomis Sayles Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Loomis, Sayles & Company, L.P., subadviser.
Variable Portfolio - MFS Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.
Variable Portfolio - Moderate Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderate level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Moderately Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk. The Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Morgan Stanley Global Real Estate Fund (Class 2)	Seeks to provide shareholders with current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc., subadviser.
Variable Portfolio - Multi-Manager Diversified Income Fund (Class2)	Seeks a high level of current income, with capital preservation as a secondary objective.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Multi-Manager Interest Rate Adaptive Fund (Class 2)	Seeks total return while adapting to interest rate, credit and inflation environments.	Columbia Management Investment Advisers, LLC
Variable Portfolio - NFJ Dividend Value Fund (Class 2)	Seeks to provide long-term growth of capital and income.	Columbia Management Investment Advisers, LLC, adviser; NFJ Investment Group LLC, subadviser.
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Winslow Capital Management, LLC, subadviser.
Variable Portfolio - Partners Small Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; London Company of Virginia (doing business as The London Company), Palisade Capital Management, L.L.C. and Wells Capital Management Inc., subadvisers.
Variable Portfolio - Partners Small Cap Value Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, LLC, Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC, Segall Bryant & Hamill, LLC and Snow Capital Management L.P., subadvisers.
Variable Portfolio - Pyramis® International Equity Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Pyramis Global Advisors, LLC, subadviser.
Variable Portfolio - Pyrford International Equity Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Pyrford International Ltd., subadviser.
Variable Portfolio - Sit Dividend Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - TCW Core Plus Bond Fund (Class 2)	Seeks to provide total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company (TCW), subadviser.
Variable Portfolio - Victory Established Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management, Inc., subadviser.
Variable Portfolio - Wells Fargo Short Duration Government Fund (Class 2)	Seeks to provide current income consistent with capital preservation.	Columbia Management Investment Advisers, LLC, adviser; Wells Capital Management Incorporated, subadviser.
Wells Fargo Advantage VT Opportunity Fund - Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Western Asset Variable Global High Yield Bond Portfolio - Class II	Seeks to maximize total return.	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisers.

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Appendix B: Example — Market Value Adjustment (MVA)
As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early surrenders.” The examples may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
Assumptions:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
•	we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and
•	after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.
Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.
Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate so the MVA will be negative.
Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.
Sample MVA Calculations
The precise MVA formula we apply is as follows:
Early surrender amount	×	[	(1 + i	)	(n/12)	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or surrendered.
j	=	current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).
n	=	number of months remaining in the current Guarantee Period (rounded up to the next month).
Examples — MVA
Using assumptions similar to those we used in the examples above:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
•	we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and
•	after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.
Example 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	(84/12)	–1	]	=	-$39.84
1 + .035 + .001
In this example, the MVA is a negative $39.84.
Example 2:     You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	(84/12)	–1	]	=	$27.61
1 + .025 + .001
In this example, the MVA is a positive $27.61

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Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your surrender charge percentage is 7% if you elected RAVA 5 Advantage with the ten-year surrender charge schedule, 6% if you elected RAVA 5 Advantage with the seven-year surrender charge schedule and 4% if you elected RAVA 5 Select. We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.
The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.

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Appendix C: Example — Surrender Charges
We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:
PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender
When determining the surrender charge, contract earnings are defined as the contract value, including any positive or negative MVA on amounts being surrendered, less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.
The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.
Full surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50.000.00	50.000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00
	FA (but not less than zero):	10,000.00	4,200.00
Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00
	PPF (but not less than zero):	0.00	4,200.00

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			Contract with Gain	Contract with Loss
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	× 7.0%	× 7.0%
		surrender charge:	3,500.00	3,206.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(3,500.00)	(3,206.00)
		Contract charge (assessed upon full surrender):	(30.00)	(30.00)
		Net full surrender proceeds:	$56,470.00	$36,764.00
Partial surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
Contract value just prior to surrender:		$60,000.00	$40,000.00
Contract value on prior anniversary:		58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00

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			Contract with Gain	Contract with Loss
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS (determined by iterative process described above):	15,376.34	16,062.31
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,376.34	16,062.31
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,376.34	19,375.80
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,376.34	19,375.80
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,376.34	15,175.80
		multiplied by the surrender charge rate:	× 7.0%	× 7.0%
		surrender charge:	376.34	1,062.31
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,376.34	16,062.31
		Surrender charge:	(376.34)	(1,062.31)
		Net partial surrender proceeds:	$15,000.00	$15,000.00
Full surrender charge calculation — four-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth contract year is 4.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

	Contract with Gain	Contract with Loss
Contract value just prior to surrender:	$60,000.00	$40,000.00
Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:

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			Contract with Gain	Contract with Loss
Step 1.		First, we determine the amount of earnings available in the contract at the time of surrender as:
		Contract value just prior to surrender (CV):	60,000.00	40,000.00
		Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
		Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	× 4.0%	× 4.0%
		surrender charge:	2,000.00	1,832.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(2,000.00)	(1,832.00)
		Contract charge (assessed upon full surrender):	(30.00)	(30.00)
		Net full surrender proceeds:	$57,970.00	$38,138.00
Partial surrender charge calculation — four-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth contract year is 4.0%; and
•	You have made no prior surrenders.

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We will look at two situations, one where the contract has a gain and another where there is a loss:

			Contract with Gain	Contract with Loss
Contract value just prior to surrender:			$60,000.00	$40,000.00
Contract value on prior anniversary:			58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.		First, we determine the amount of earnings available in the contract at the time of surrender as:
		Contract value just prior to surrender (CV):	60,000.00	40,000.00
		Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
		Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender
		PS (determined by iterative process described above):	15,208.33	15,582.48
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,208.33	15,582.48
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,208.33	18,761.94
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,208.33	18,761.94
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,208.33	14,561.94
		multiplied by the surrender charge rate:	× 4.0%	× 4.0%
		surrender charge:	208.33	582.48
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,208.33	15,582.48
		Surrender charge:	(208.33)	(582.48)
		Net partial surrender proceeds:	$15,000.00	$15,000.00

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Appendix D: Example — Optional Death Benefits
The purpose of this appendix is to illustrate the operation of various optional death benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — ROPP Death Benefit
Assumptions:
•	You purchase the contract with a payment of $20,000; and
•	on the first contract anniversary you make an additional purchase payment of $5,000; and
•	During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and
•	During the third contract year the contract value grows to $23,000.

We calculate the ROPP Death Benefit as follows:
Contract value at death:	$23,000.00
Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:
$1,500 × $25,000 =	–1,704.54
$22,000
for a death benefit of:	$23,295.45
The ROPP Death Benefit, calculated as the greatest of these two values:	$23,295.45
Example — MAV Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000.
•	On the first contract anniversary the contract value grows to $26,000.
•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender (including surrender charge), leaving a contract value of $20,500.

We calculate the MAV death benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $26,000 =	–1,772.73
	$22,000

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for a death benefit of:	$24,227.27
The MAV Death Benefit, calculated as the greatest of these three values, which is the MAV:	$24,227.27
Example — 5-Year MAV Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000.
•	On the fifth contract anniversary the contract value grows to $26,000.
•	During the sixth contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender (including surrender charge), leaving a contract value at $20,500.

We calculate the 5-Year MAV death benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The 5-Year MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $26,000 =	–1,772.73
	$22,000
	for a death benefit of:	$24,227.27
The 5-Year MAV Death Benefit, calculated as the greatest of these three values, which is the 5-Year MAV:		$24,227.27
Example — Benefit Protector
Assumptions:
•	You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the Benefit Protector.
•	During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
•	On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

MAV death benefit amount (contract value):	$110,000
plus the Benefit Protector which equals 40% of earnings at death (MAV death benefit amount minus remaining purchase payments):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•	On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit amount (maximum anniversary value):	$110,000
plus the Benefit Protector (40% of earnings at death):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•	During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate

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remaining purchase payments as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
$110,000 –	($50,000 X $110,000)	=	$57,619
	$105,000
plus the Benefit Protector (40% of earnings at death):
0.40 × ($57,619 – $55,000) =			+1,048
Total death benefit of:			$58,667
•	On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.
•	On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of remaining purchase payments that are one or more years old. The death benefit equals:

MAV death benefit amount (contract value):	$200,000
plus the Benefit Protector (40% of earnings at death)
0.40 × 2.50 × ($55,000) =	+55,000
Total death benefit of:	$255,000
•	During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

MAV death benefit amount (contract value):	$250,000
plus the Benefit Protector (40% of earnings at death)
0.40 × 2.50 × ($55,000) =	+55,000
Total death benefit of:	$305,000
•	During the eleventh contract year the contract value remains $250,500 and the “new” purchase payment is now one year old. The value of the Benefit Protector changes. The death benefit equals:

MAV death benefit amount (contract value):	$250,500
plus the Benefit Protector which equals 40% of earnings at death (the standard death benefit amount minus remaining purchase payments):
0.40 × ($250,500 – $105,000) =	+58,200
Total death benefit of:	$308,700

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Appendix E: Example — Optional Living Benefits
The purpose of this appendix is to illustrate the operation of various optional living benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
These examples are intended to show how the optional riders operate, and do not take into account whether a particular optional rider is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — SecureSource 3 Riders
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual Step-Ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual Step-Ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percentage
1	—	—	98,000	100,000	106,000	106,000	7.5%	100,000	4,770	4,770	4.50%
2	—	—	105,000	100,000	112,000	112,000	6.3%	105,000	5,040	5,040	4.50%
3	—	—	120,000	120,000 (1)	120,000	120,000	0.0%	120,000	5,400	5,400	4.50%
3.5	—	5,400	114,600	120,000	120,000	114,600	0.0%	114,600	5,400	—	4.50%
4	—	—	115,000	120,000	120,000 (2)	115,000	0.0%	115,000	5,400	5,400	4.50%
5	—	—	110,000	120,000	127,200	121,900	9.8%	115,000	5,724	5,724	4.50%
6	—	—	140,000	140,000	140,000	140,000	0.0%	140,000	7,700	7,700	5.50% (3)
7	—	—	120,000	140,000	148,400	148,400	19.1%	140,000	8,162	8,162	5.50%
7.5	—	10,000	110,000	137,699	145,961 (4)	136,033	19.1%	129,671	8,028	—	5.50%
8	—	—	105,000	137,699	145,961	136,033	22.8%	129,671	7,298	7,298	5.00% (5)
9	—	—	116,000	137,699	154,223	143,733	19.3%	129,671	8,482	8,482	5.50%
(1)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(2)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(3)	Because the annual step-up increased the BB on the anniversary and the covered person’s attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The $10,000 withdrawal is greater than the $8,162 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in “Lifetime Benefit Description – Determination of Adjustment of Benefit Values”.
(5)	The Lifetime Payment Percentage does not include the 0.50% Income Bonus when the Benefit Determining Percentage is 20% or more.
Example — SecureSource 4 Riders
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	0.0%	$100,000	$5,000	$5,000	5% (1)
1	—	—	98,000	100,000	106,000	106,000	7.5%	100,000	5,300	5,300	5%

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Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
2	—	—	105,000	100,000	112,000	112,000	6.3%	105,000	5,600	5,600	5%
3	—	—	120,000	120,000 (2)	120,000	120,000	0.0%	120,000	6,000	6,000	5%
3.5	—	6,000	114,000	120,000	120,000	114,000	0.0%	114,000	6,000	—	5%
4	—	—	115,000	120,000	120,000 (3)	115,000	0.0%	115,000	6,000	6,000	5%
5	—	—	110,000	120,000	127,200	121,900	9.8%	115,000	6,360	6,360	5%
6	—	—	140,000	140,000	140,000	140,000	0.0%	140,000	8,400	8,400	6% (4)
7	—	—	120,000	140,000	148,400	148,400	19.1%	140,000	8,904	8,904	6%
7.5	—	10,000	110,000	138,619	146,936 (5)	136,033	19.1%	129,803	8,816	—	6%
8	—	—	105,000	138,619	146,936	136,033	22.8%	129,803	7,347	7,347	5% (6)
9	—	—	116,000	138,619	155,253	143,733	19.3%	129,803	9,315	9,315	6%
(1)	For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.25% lower than shown.
(2)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(4)	Because the annual step-up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(5)	The $10,000 withdrawal is greater than the $8,904 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".
(6)	The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.
Example — SecureSource 4 Plus Riders
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional paymemts to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	Base Doubler	CB	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
At Issue	$100,000	NA	$100,000	$ 200,00	$100,000	$100,000	$100,000	0.0%	$100,000	$ 5,000	$ 5,000	5% (1)
1	—	—	98,000	200,000	100,000	107,000	107,000	8.4%	100,000	5,350	5,350	5%
2	—	—	105,000	200,000	100,000	114,000	114,000	7.9%	105,000	5,700	5,700	5%
3	—	—	122,000	200,000	122,000 (2)	122,000	122,000	0.0%	122,000	6,100	6,100	5%
4	—	—	115,000	200,000	122,000	130,540	130,540	11.9%	122,000	7,832	7,832	6%
5	—	—	108,000	200,000	122,000	139,080	139,080	22.3%	122,000	6,954	6,954	5% (3)
6	—	—	133,000	200,000	122,000	147,620	147,620	9.9%	133,000	8,857	8,857	6%
7	—	—	135,000	200,000	122,000	156,160	156,160	13.6%	135,000	9,370	9,370	6%
8	—	—	142,000	200,000	122,000	164,700	164,700	13.8%	142,000	9,882	9,882	6%
9	—	—	136,000	200,000	122,000	173,240	173,240	21.5%	142,000	8,662	8,662	5%
10	—	—	147,000	200,000	122,000	181,780	181,780	19.1%	147,000	10,907	10,907	6%
11	—	—			122,000	190,320	190,320	17.5%	157,000	11,419	11,419	6%
12	—	—	163,000	—	122,000	200,000 (4)	200,000	18.5%	163,000	12,000	12,000	6%
12.5	—	12,000	161,000	—	122,000	200,000 (5)	200,000	19.5%	151,000	12,000	—	6%
13	—	—	152,000	—	122,000	200,000	200,000	24.0%	152,000	10,000	10,000	5%
(1)	For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.35% lower than shown.
(2)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)	The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.
(4)	The Base Doubler value was greater than the BB (after it was increased by the Annual Credit), the BB is increased to 200,000 and the Base Doubler changes to 0.
(5)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 13th Anniversary.

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Example — Accumulation Protector Benefit
The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.
The example assumes:
•	You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.
•	You make no additional purchase payments.
•	You do not exercise the elective step-up option

End of Contract Year	Partial Surrender (beginning of year)	MCAV Adjustment for Partial Surrender	MCAV	Accumulation Benefit Amount	Hypothetical Assumed Contract Value
1	0	0	100,000	0	110,000
2	0	0	115,200	0	128,000
3	0	0	121,500	0	135,000
4	0	0	121,500	0	118,000
5	0	0	121,500	0	100,000
6	2,000	2,430	119,070	0	122,000
7	0	0	126,000	0	140,000
8	0	0	126,000	0	130,000
9	5,000	4,846	121,154	0	110,000
10	0	0	121,154	16,154	105,000

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Appendix F: Additional RMD Disclosure
This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource 3 riders to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.
For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:
(1)	Each calendar year, if your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the ALP.
•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of ALP.
•	The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.
•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.
•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource 3 rider.
The ALERMDA is:
(1)	determined by us each calendar year;
(2)	based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;
(3)	based on the value of this contract alone on the date it is determined;
(4)	based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
(5)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:
1.	IRAs under Section 408(b) of the Code;
2.	Roth IRAs under Section 408A of the Code;
3.	SIMPLE IRAs under Section 408(p) of the Code;
4.	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;
5.	Custodial and investment only plans under section 401(a) of the Code;
6.	TSAs under Section 403(b) of the Code.
In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RALP amount and may result in the reduction of your guaranteed values as described under the excess withdrawal provision of the rider.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.
Please consult your tax advisor about the impact of these rules prior to purchasing SecureSource 3 riders.

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Appendix G: Condensed Financial Information (Unaudited)
The following tables give per-unit information about the financial history of each subaccount representing the lowest and highest total annual variable account expense combinations for each contract. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2014. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.
Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,226	791	—	—	—	—	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.33	$1.16	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.04	$1.81	$1.33	$1.16	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,377	589	267	93	2	—	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,397	3,655	—	—	—	—	—	—	—	—

American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29
Accumulation unit value at end of period	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	26,320	29,234	31,529	36,454	41,940	48,731	56,747	81,683	93,343	95,710

BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.17	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,638	11,699	3,226	—	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.61	$1.34	$1.18	$1.16	$1.04	$0.85	$1.22	$1.21	$1.07	$1.04
Accumulation unit value at end of period	$1.75	$1.61	$1.34	$1.18	$1.16	$1.04	$0.85	$1.22	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	33,526	33,040	33,359	39,535	45,791	55,353	51,095	74,966	74,221	77,525

Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,034	5,954	1,172	825	694	—	—	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.93	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	587	150	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,364	2,048	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,824	428	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,051	707	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.28	$1.14	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.61	$1.28	$1.14	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,707	3,248	1,392	844	229	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,761	1,137	—	—	—	—	—	—	—	—

116    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.14	$0.95	$1.22	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.10	$1.14	$0.95	$1.22	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,297	3,910	1,839	1,102	414	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.13	$1.08	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.04	$1.13	$1.08	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,668	2,699	2,020	1,190	353	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.29	$1.13	$1.08	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.36	$1.29	$1.13	$1.08	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,903	4,568	2,838	1,107	225	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.13	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.33	$1.28	$1.13	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,213	15,891	1,475	587	160	—	—	—	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.14	$1.07	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,718	5,271	6,013	3,544	836	—	—	—	—	—

Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00	—
Accumulation unit value at end of period	$1.08	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	7,333	8,266	9,260	12,277	16,307	20,723	26,849	22,702	32,712	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.38	$1.16	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.00	$1.77	$1.38	$1.16	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,650	1,074	553	92	23	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$0.99	$0.86	$0.84
Accumulation unit value at end of period	$1.53	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$0.99	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	37,322	38,404	40,265	46,053	55,090	65,626	73,795	92,416	104,302	122,070

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.42	$1.26	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.13	$1.87	$1.42	$1.26	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,150	553	251	40	9	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.02	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.08	$1.07	$1.02	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,837	2,142	1,603	889	432	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47,213	23,356	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	214,158	98,193	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,530,962	541,712	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,245,376	2,279,309	956,051	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.17	$1.07	$1.27	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.62	$1.52	$1.17	$1.07	$1.27	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	682	384	92	91	19	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    117

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.34	$1.14	$1.26	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.03	$1.83	$1.34	$1.14	$1.26	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,007	1,383	354	215	50	—	—	—	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.20	$1.03	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.46	$1.20	$1.03	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,445	889	446	166	44	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.37	$1.17	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.06	$1.87	$1.37	$1.17	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,473	533	91	52	32	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.34	$1.15	$1.27	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.07	$1.97	$1.34	$1.15	$1.27	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	964	564	193	81	47	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	$1.05	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,404	3,947	3,269	1,394	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.44	$1.21	$1.29	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.96	$1.92	$1.44	$1.21	$1.29	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,463	1,833	836	553	149	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	$1.01	$1.00	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,039	1,116	1,594	1,177	498	—	—	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,736	6,629	2,284	—	—	—	—	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00	—
Accumulation unit value at end of period	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	70,307	76,647	84,137	102,175	120,336	167,696	237,020	166,815	127,364	—

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57
Accumulation unit value at end of period	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	37,014	43,257	50,560	63,182	76,313	106,479	136,525	156,364	174,833	157,678

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,509	2,729	—	—	—	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,796	4,629	—	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17
Accumulation unit value at end of period	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	17,372	20,113	22,778	27,767	33,994	39,361	47,292	65,658	63,662	50,166

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$3.80	$2.82	$2.40	$2.52	$1.98	$1.55	$2.34	$2.42	$2.09	$1.94
Accumulation unit value at end of period	$3.79	$3.80	$2.82	$2.40	$2.52	$1.98	$1.55	$2.34	$2.42	$2.09
Number of accumulation units outstanding at end of period (000 omitted)	11,090	12,772	14,443	18,246	22,799	28,730	36,256	46,935	55,078	55,521

FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,367	5,007	—	—	—	—	—	—	—	—

118    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	382	—	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,340	4,139	—	—	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,642	5,339	—	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,319	1,772	—	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,244	1,944	60	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,359	9,102	10,929	13,639	18,753	168,562	128,192	72,177	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,470	1,416	—	—	—	—	—	—	—	—

MFS ® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18
Accumulation unit value at end of period	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	21,703	22,161	24,763	28,483	30,235	35,891	43,832	51,479	45,869	35,163

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—
Accumulation unit value at end of period	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	5,706	6,523	7,547	11,091	11,306	12,049	11,266	9,199	17,529	—

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	390	—	—	—	—	—	—	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.25	$1.14	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.70	$1.25	$1.14	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	484	362	191	137	12	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.03	$1.62	$1.35	$1.49	$1.30	$0.94	$1.59	$1.51	$1.30	$1.15
Accumulation unit value at end of period	$2.05	$2.03	$1.62	$1.35	$1.49	$1.30	$0.94	$1.59	$1.51	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	12,255	13,330	14,055	16,697	18,638	21,263	24,950	32,187	34,962	20,721

Oppenheimer Global Strategic Income Fund/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.55	$1.57	$1.40	$1.41	$1.24	$1.06	$1.25	$1.15	$1.08	$1.07
Accumulation unit value at end of period	$1.58	$1.55	$1.57	$1.40	$1.41	$1.24	$1.06	$1.25	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	87,326	106,841	136,644	159,925	193,872	350,910	395,298	360,480	226,000	94,657

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.21	$1.59	$1.36	$1.41	$1.16	$0.85	$1.39	$1.42	$1.25	$1.15
Accumulation unit value at end of period	$2.44	$2.21	$1.59	$1.36	$1.41	$1.16	$0.85	$1.39	$1.42	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	8,752	8,651	8,534	9,937	12,889	15,634	18,861	23,107	22,606	12,037

PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00	—
Accumulation unit value at end of period	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	30,891	40,275	51,223	49,462	49,921	127,629	131,661	82,318	76,067	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    119

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.94	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,023	1,373	1,076	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,259	2,683	—	—	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.77	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,658	856	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	199,324	205,762	177,549	153,074	45,018	—	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.10	$1.06	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,028	1,882	1,851	479	120	—	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,342	1,428	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.16	$1.11	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.16	$1.11	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,633	1,568	1,542	739	310	—	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.24	$1.03	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.50	$1.24	$1.03	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,874	2,717	1,263	833	244	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	100,672	134,759	211,589	152,207	39,107	—	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.09	$0.94	$1.18	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.29	$1.09	$0.94	$1.18	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,719	1,071	459	359	89	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.06	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.15	$1.12	$1.06	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,976	4,938	1,624	1,214	172	—	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	876	408	—	—	—	—	—	—	—	—
*Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) is scheduled to liquidate on May 1, 2015.

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.32	$1.20	$1.24	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.72	$1.32	$1.20	$1.24	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	860	771	700	442	57	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.22	$1.07	$1.16	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.44	$1.22	$1.07	$1.16	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,748	1,496	533	369	28	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.06	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.06	$1.10	$1.06	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	742	762	1,027	678	437	—	—	—	—	—

120    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.38	$1.20	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.75	$1.38	$1.20	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,080	663	328	156	46	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.34	$1.19	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.72	$1.34	$1.19	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	660	432	162	101	15	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.31	$1.14	$1.16	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.76	$1.31	$1.14	$1.16	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,363	1,292	425	287	33	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,313,689	1,372,194	1,323,161	1,036,629	372,331	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	712,898	755,350	671,792	586,675	199,756	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	321,778	370,454	457,930	335,257	125,196	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.38	$1.07	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.41	$1.38	$1.07	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,953	2,042	906	442	140	—	—	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	—	—	—	—	—	—	—	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	129	—	—	—	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.35	$1.20	$1.17	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.71	$1.35	$1.20	$1.17	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,418	1,032	618	230	26	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.37	$1.22	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.01	$1.84	$1.37	$1.22	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	406	298	177	51	6	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.40	$1.27	$1.29	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.93	$1.40	$1.27	$1.29	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	765	536	295	193	10	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.31	$1.16	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.74	$1.31	$1.16	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	838	748	447	224	132	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.01	$1.17	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.45	$1.21	$1.01	$1.17	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	987	635	123	59	6	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	646	90	—	—	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    121

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.22	$1.11	$1.16	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.55	$1.22	$1.11	$1.16	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	773	655	445	380	103	—	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.06	$1.04	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	$1.06	$1.04	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	575	549	756	268	35	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.32	$1.14	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.96	$1.77	$1.32	$1.14	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,157	857	588	340	45	—	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.02	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.02	$1.02	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,014	613	308	172	74	—	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13
Accumulation unit value at end of period	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	7,586	9,027	10,721	13,842	9,802	11,212	13,585	18,131	21,391	25,313

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91
Accumulation unit value at end of period	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	7,461	8,750	10,201	12,890	18,266	20,853	19,000	23,653	17,655	14,334

Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,908	770	—	—	—	—	—	—	—	—
Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	150	95	—	—	—	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.16	$1.01	$1.06	$0.98	$0.73	$1.22	$1.09	$1.00
Accumulation unit value at end of period	$1.75	$1.56	$1.16	$1.01	$1.06	$0.98	$0.73	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	125	66	204	65	21	25	50	38	4

ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	472	141	—	—	—	—	—	—	—

American Century VP Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.49	$1.15	$1.02	$1.03	$0.92	$0.78	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.66	$1.49	$1.15	$1.02	$1.03	$0.92	$0.78	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	897	960	914	1,036	1,001	881	939	802	213

BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,019	438	37	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.56	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,176	918	518	547	809	907	375	619	350

Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.95	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	700	402	262	101	—	—	—	—	—

122    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	49	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	85	—	—	—	—	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	177	88	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.94	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	229	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.26	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.58	$1.26	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	321	296	137	59	31	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	224	152	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.08	$1.12	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	262	218	105	94	53	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	200	195	80	23	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.33	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	509	473	343	122	52	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.31	$1.26	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,105	1,199	210	120	29	—	—	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.13	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.08	$1.13	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	500	379	538	322	30	—	—	—	—

Columbia Variable Portfolio – International Opportunities Fund (Class 2) (6/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.05	$0.90	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.16	$1.24	$1.05	$0.90	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	276	260	247	399	496	668	887	819	748

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.74	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79	67	44	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.17	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.70	$1.52	$1.17	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	893	538	502	397	470	728	476	499	10

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.09	$1.84	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109	35	25	9	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    123

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.06	$1.06	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	285	531	605	129	30	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,046	807	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,376	2,147	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,344	2,515	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,925	12,152	5,776	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	32	19	7	1	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.32	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.98	$1.80	$1.32	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	32	26	12	13	—	—	—	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.43	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	48	27	35	12	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.35	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.01	$1.84	$1.35	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	154	73	47	17	14	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.33	$1.14	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.02	$1.94	$1.33	$1.14	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	11	—	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.03	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	309	350	177	95	—	—	—	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.42	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.89	$1.42	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	60	68	54	56	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	179	172	202	144	—	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	203	60	10	—	—	—	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.21	$1.05	$1.10	$0.95	$0.71	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.71	$1.56	$1.21	$1.05	$1.10	$0.95	$0.71	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,752	2,772	2,690	2,701	3,123	4,857	9,818	8,451	3,216

124    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity ® VIP Mid Cap Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.71	$1.27	$1.13	$1.29	$1.01	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.78	$1.71	$1.27	$1.13	$1.29	$1.01	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,125	988	1,110	1,256	1,724	3,813	6,011	4,186	1,152

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	631	311	—	—	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,097	361	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.37	$1.08	$0.96	$0.99	$0.90	$0.72	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.45	$1.37	$1.08	$0.96	$0.99	$0.90	$0.72	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	557	626	902	1,011	1,148	1,338	1,691	1,979	485

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.06	$1.12	$0.88	$0.69	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.64	$1.66	$1.23	$1.06	$1.12	$0.88	$0.69	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	281	367	401	462	700	717	685	602	232

FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	647	510	—	—	—	—	—	—	—

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	764	620	—	—	—	—	—	—	—

Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	810	713	—	—	—	—	—	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	416	187	—	—	—	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	55	5	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	282	366	519	591	593	9,009	7,617	5,761	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	379	300	—	—	—	—	—	—	—

MFS ® Utilities Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$1.94	$1.64	$1.47	$1.40	$1.25	$0.95	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$2.15	$1.94	$1.64	$1.47	$1.40	$1.25	$0.95	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	968	859	903	953	901	892	1,003	1,091	467

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.83	$1.35	$1.26	$1.38	$1.06	$0.68	$1.30	$1.08	$1.00
Accumulation unit value at end of period	$1.84	$1.83	$1.35	$1.26	$1.38	$1.06	$0.68	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	219	198	214	203	159	215	268	387	397

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    125

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.17	$1.07	$1.12	$0.93	$0.72	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.72	$1.58	$1.17	$1.07	$1.12	$0.93	$0.72	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	90	76	26	35	32	59	84	42	5

Oppenheimer Global Fund/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.51	$1.20	$1.01	$1.12	$0.98	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.52	$1.51	$1.20	$1.01	$1.12	$0.98	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	529	600	520	588	662	679	693	779	266

Oppenheimer Global Strategic Income Fund/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.43	$1.28	$1.29	$1.14	$0.98	$1.16	$1.08	$1.00
Accumulation unit value at end of period	$1.42	$1.41	$1.43	$1.28	$1.29	$1.14	$0.98	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,657	4,997	6,210	7,215	8,228	20,034	21,803	18,995	3,974

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.65	$1.19	$1.03	$1.07	$0.88	$0.65	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.82	$1.65	$1.19	$1.03	$1.07	$0.88	$0.65	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	293	247	249	302	320	266	350	487	231

PIMCO VIT All Asset Portfolio, Advisor Class (6/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.43	$1.26	$1.26	$1.13	$0.94	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.39	$1.41	$1.43	$1.26	$1.26	$1.13	$0.94	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,212	1,857	3,141	2,838	2,685	7,054	9,430	7,577	2,481

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.93	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	144	—	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	413	345	—	—	—	—	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	18	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.42	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,140	5,713	4,970	5,014	476	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	59	32	—	12	—	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	89	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.10	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.06	$1.14	$1.10	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	202	222	353	119	34	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	192	111	108	73	59	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,238	16,283	18,372	12,111	3,775	—	—	—	—

126    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.07	$0.93	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.27	$1.07	$0.93	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	54	22	12	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.13	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	879	1,223	353	288	94	—	—	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.75	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	65	—	—	—	—	—	—	—
*Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) is scheduled to liquidate on May 1, 2015.

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.69	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	49	11	10	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.41	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	43	19	23	34	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.04	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128	225	139	57	51	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.36	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.72	$1.36	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	86	59	3	—	—	—	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.32	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.69	$1.32	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	22	1	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.30	$1.13	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.73	$1.30	$1.13	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	160	158	73	57	25	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77,754	79,491	67,842	58,637	23,094	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34,152	33,555	32,489	29,585	7,132	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,803	26,092	26,691	21,112	8,769	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.36	$1.06	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.39	$1.36	$1.06	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	138	131	35	22	—	—	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—	—	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    127

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.34	$1.19	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.68	$1.34	$1.19	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	131	116	104	64	51	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.97	$1.81	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	18	15	3	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.90	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	15	—	1	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.29	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.71	$1.29	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	23	14	3	1	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.19	$1.00	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.42	$1.19	$1.00	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	88	1	—	—	—	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	25	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.20	$1.10	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.52	$1.20	$1.10	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	72	31	12	13	—	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.00	$1.04	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	179	280	27	13	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.74	$1.30	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	20	18	12	22	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	51	51	26	25	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.30	$1.14	$1.23	$1.00	$0.69	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.82	$1.67	$1.30	$1.14	$1.23	$1.00	$0.69	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	173	181	293	534	70	55	67	86	9

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.06	$1.39	$1.31	$1.39	$1.11	$0.74	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.99	$2.06	$1.39	$1.31	$1.39	$1.11	$0.74	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	302	301	335	344	388	377	334	363	74

Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	268	45	—	—	—	—	—	—	—
Variable account charges of 1.70% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

128    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.97	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	11	10	14	10	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	81	—	—	—

American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.85	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	63	36	29	32	—

BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	244	134	1	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.66	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	101	56	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	61	2	19	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143	51	—	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.69	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	103	55	2	41	20

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	23	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.03	$1.08	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	34	40	48	36	51

Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	9	58	48	50	35

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	112	125	101	94	5

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    129

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.32	$1.30	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	153	141	106	79	35

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.11	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	31	41	276	121	54

Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.28	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	7	14	1	2	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.93	$1.73	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	47	59	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.92	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	70	34	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.06	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	17	—	37	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	236	209	202	253	72

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	207	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	256	257	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,310	1,245	795	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.56	$1.48	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	46	41	—	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.96	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	18	4	1	1	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.27	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	11	2	44	1	50

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.99	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	63	44	64	—	20

130    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.00	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	21	1	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	98	197	145	108	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.89	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	12	6	35	15	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	39	43	43	43	211

Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	95	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.85	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	135	110	61	41	47

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.70	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	71	60	38	37	32

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	41	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	213	54	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.62	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	7	7	27	25	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.90	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	44	11	10	11	19

FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	34	—	—	—

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	6	—	—	—

Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	18	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    131

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	27	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.79	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5	—	3	—	20

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	565	72	—	—	—

MFS ® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.78	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	175	109	60	60	23

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.66	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	19	8	6	7	32

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	6	3	2	2	—

Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.27	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.59	$1.58	$1.27	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	83	1	2	1	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	124	119	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.06	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	24	16	1	1	—

PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.16	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	37	58	256	136	35

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	122	104	—	—	—

Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—	—	—

132    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.52	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	260	177	197	178	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	77	89	51	32	8

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	42	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	91	100	108	94	36

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.38	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	73	53	13	12	27

Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.16	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,746	4,786	4,524	4,417	1,365

Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	9	30	36	44	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	298	316	142	184	7

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—
Accumulation unit value at end of period	$0.75	$0.91	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
*Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) is scheduled to liquidate on May 1, 2015.

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.76	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	46	47	59	67	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.38	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	19	7	6	16	1

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	80	85	24	21	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.82	$1.70	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	17	12	37	4	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.85	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	18	20	18	29	—

Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.86	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	69	41	5	10	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    133

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.34	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	8,562	6,420	5,683	4,862	657

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.43	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,599	1,060	595	301	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6,269	3,417	3,282	2,963	1,016

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.54	$1.37	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	105	31	10	17	31

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.80	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	39	4	5	11	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	34	34	17	16	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.84	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.70	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	4	1	—	2	32

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	2	1	1	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.65	$1.51	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	9	40	1	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$0.99	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	31	37	19	37	18

Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.90	$1.73	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	8	33	32	46	3

134    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	5	6	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	96	96	56	64	32

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.81	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	94	92	71	47	32

Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	99	—	—	—
Variable account charges of 1.85% of the daily net assets of the variable account.
Year ended Dec. 31,	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	28	—	—

AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00
Accumulation unit value at end of period	$1.48	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.16	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1	2	—

American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.48	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—

BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	56	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.33	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	45	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—
Accumulation unit value at end of period	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—
Accumulation unit value at end of period	$1.33	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	31	—	—

Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—
Accumulation unit value at end of period	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    135

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	179	72	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—
Accumulation unit value at end of period	$0.89	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$0.97	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	78	78	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.14	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	97	107	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.03	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – International Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5	4	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.47	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	57	41	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$0.99	$1.00
Accumulation unit value at end of period	$1.46	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	3	2	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—
Accumulation unit value at end of period	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	883	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—
Accumulation unit value at end of period	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	388	—	—

136    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—
Accumulation unit value at end of period	$1.14	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	82	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.01	$1.00
Accumulation unit value at end of period	$1.17	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	568	127	85

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.29	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	21	2	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.54	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	32	34	—

Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.14	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	16	2	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.02	$1.00
Accumulation unit value at end of period	$1.51	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.01	$1.00
Accumulation unit value at end of period	$1.53	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3	2	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.06	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.02	$1.00
Accumulation unit value at end of period	$1.37	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—

Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$1.00	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	16	3	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.43	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	51	6	—

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.00	$1.00
Accumulation unit value at end of period	$1.40	$1.34	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	52	—	—

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	83	15	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    137

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.38	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	33	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.41	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—
Accumulation unit value at end of period	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	23	8	—

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	19	107	—

Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00	—
Accumulation unit value at end of period	$1.11	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	57	—	—

Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	12	1	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.18	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—

Janus Aspen Series Janus Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.00	$1.00
Accumulation unit value at end of period	$1.42	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—

Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—
Accumulation unit value at end of period	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS ® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.39	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	116	6	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$0.92	$1.00
Accumulation unit value at end of period	$1.25	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.00	$1.00
Accumulation unit value at end of period	$1.46	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Global Fund/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

138    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—
Accumulation unit value at end of period	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$1.55	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3	4	—

PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$0.95	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—
Accumulation unit value at end of period	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	71	52	—

Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—
Accumulation unit value at end of period	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	214	214	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—
Accumulation unit value at end of period	$1.10	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	9	2	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.04	$1.00
Accumulation unit value at end of period	$1.03	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.06	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	429	348	—

Variable Portfolio – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.13	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.03	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	47	—	—

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)* (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00	—
Accumulation unit value at end of period	$0.75	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
*Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) is scheduled to liquidate on May 1, 2015.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    139

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.28	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.21	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.35	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—

Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$0.97	$1.00
Accumulation unit value at end of period	$1.36	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.48	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	81	30	—

Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,517	1,607	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$1.20	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	393	242	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,101	972	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.04	$1.00
Accumulation unit value at end of period	$1.41	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	47	31	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$1.37	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

140    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2014	2013	2012
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.36	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—
Accumulation unit value at end of period	$1.02	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.37	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.04	$1.00
Accumulation unit value at end of period	$1.52	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.40	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$0.93	$1.00
Accumulation unit value at end of period	$1.32	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—
Accumulation unit value at end of period	$0.97	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    141

Table of Contents of the Statement of Additional Information
Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Revenues Received During Calendar Year 2014	p. 4
Principal Underwriter	p. 5
Independent Registered Public Accounting Firm	p. 5
Condensed Financial Information (Unaudited)	p. 6
Financial Statements

142    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota. Affiliated with Ameriprise Financial Services, Inc.
©2008-2015 RiverSource Life Insurance Company. All rights reserved.
S-6594 D (5/15)

PART B.

STATEMENT OF ADDITIONAL INFORMATION FOR

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY®

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE® VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR SELECT® VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS® VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS® VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE® VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 SELECT® VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS® VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® FLEXIBLE PORTFOLIO ANNUITY

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT I

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT II

RIVERSOURCE VARIABLE ACCOUNT 10

May 1, 2015

RiverSource Variable Account 10 is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

This SAI contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919

S-6325 R (5/15)

2	■ RIVERSOURCE VARIABLE ACCOUNT 10

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	3

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

Revenues Received During Calendar Year 2014

The following table shows the funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to RiverSource Life Insurance Company and its affiliates* in 2014. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.

Affiliated Funds**	$493,178,523
Fidelity® Variable Insurance Products Fund/Fidelity® Variable Insurance Products Fund II/Fidelity® Variable Insurance Products Fund III/Fidelity® Variable Insurance Products Fund IV/Fidelity® Variable Insurance Products Fund V	$9,848,882
Invesco Variable Insurance Funds/Invesco Van Kampen Variable Insurance Funds	$5,983,848
Oppenheimer Variable Account Funds	$5,572,631
Franklin® Templeton® Variable Insurance Products Trust	$3,571,232
AB Variable Products Series Fund, Inc.	$3,024,566
American Century® Variable Portfolios, Inc./ American Century® Variable Portfolios II, Inc.	$2,950,359
MFS® Variable Insurance TrustSM	$2,768,010
Goldman Sachs Variable Insurance Trust	$2,147,908
Wells Fargo Variable Trust	$1,923,540
Eaton Vance Variable Trust	$1,812,716
Janus Aspen Series	$1,377,530
PIMCO Variable Insurance Trust	$1,318,136
Putnam Variable Trust	$896,225
Morgan Stanley Universal Institutional Funds, Inc.	$760,889
BlackRock Variable Series Funds, Inc.	$331,372
Credit Suisse Trust	$320,961
Ivy Funds Variable Insurance Portfolios	$197,266
Royce Capital Fund	$187,340
ALPS Variable Investment Trust	$173,822
Deutsche Variable Series II	$158,132
Third Avenue Variable Series Trust	$151,630
Neuberger Berman Advisers Management Trust	$144,485
Calvert Variable Series, Inc.	$115,402
Legg Mason Partners Variable Equity Trust/Legg Mason Partners Variable Income Trust	$113,814
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund/Dreyfus Socially Responsible Growth Fund, Inc.	$86,053
Lazard Retirement Series, Inc.	$57,804
Van Eck VIP Trust	$14,195
Lincoln Variable Insurance Products Trust	$2,317
JPMorgan Insurance Trust	$1,090
*	RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. are affiliates of RiverSource Life Insurance Company.
**	Affiliated Funds include funds offered under: Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II and Wanger Advisors Trust.

4	■ RIVERSOURCE VARIABLE ACCOUNT 10

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life for the variable accounts in 2014 was $408,133,645, in 2013 was $408,527,238 and in 2012 was $375,557,164. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Independent Registered Public Accounting Firm

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2014 and December 31, 2013 and for each of the three years in the period ended December 31, 2014 and the financial statements of each of the divisions of RiverSource Variable Account 10 as of December 31, 2014 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2013 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	5

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.55% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	33	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.34	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.40	$1.34	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	34	37	48	60	76	69	49	61	653	144
AB VPS Growth and Income Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.79	$1.33	$1.14	$1.08	$0.97	$0.81	$1.37	$1.31	$1.13	$1.09
Accumulation unit value at end of period	$1.94	$1.79	$1.33	$1.14	$1.08	$0.97	$0.81	$1.37	$1.31	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	196	213	310	314	321	388	452	1,081	1,374	1,186
AB VPS International Value Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.91	$1.57	$1.38	$1.72	$1.66	$1.24	$2.68	$2.55	$1.90	$1.64
Accumulation unit value at end of period	$1.78	$1.91	$1.57	$1.38	$1.72	$1.66	$1.24	$2.68	$2.55	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	527	675	856	982	1,076	1,925	3,352	3,600	3,592	2,607
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	440	223	—	—	—	—	—	—	—	—
American Century VP International, Class I (9/15/1999)
Accumulation unit value at beginning of period	$1.63	$1.34	$1.11	$1.27	$1.13	$0.85	$1.54	$1.32	$1.06	$0.94
Accumulation unit value at end of period	$1.53	$1.63	$1.34	$1.11	$1.27	$1.13	$0.85	$1.54	$1.32	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	10	10	20	155	352	594
American Century VP International, Class II (8/13/2001)
Accumulation unit value at beginning of period	$1.78	$1.47	$1.22	$1.39	$1.24	$0.93	$1.70	$1.45	$1.17	$1.04
Accumulation unit value at end of period	$1.67	$1.78	$1.47	$1.22	$1.39	$1.24	$0.93	$1.70	$1.45	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	281	141	48	48	65	263	286	389	365	314
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.53	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.76	$1.53	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	425	445	385	101	153	1,289	1,327	1,710	—	—
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$1.65	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.81	$1.65	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	189	81	80	98	73	91	72	187	2,939	618
American Century VP Value, Class I (9/15/1999)
Accumulation unit value at beginning of period	$2.63	$2.00	$1.76	$1.75	$1.55	$1.30	$1.79	$1.89	$1.61	$1.54
Accumulation unit value at end of period	$2.95	$2.63	$2.00	$1.76	$1.75	$1.55	$1.30	$1.79	$1.89	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	102	132	108	249	232	259	524	578	747	1,037
American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.20	$1.68	$1.48	$1.47	$1.31	$1.10	$1.51	$1.61	$1.36	$1.31
Accumulation unit value at end of period	$2.47	$2.20	$1.68	$1.48	$1.47	$1.31	$1.10	$1.51	$1.61	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	329	374	431	570	525	469	483	848	1,060	1,104
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	130	103	—	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio (5/1/2000)
Accumulation unit value at beginning of period	$1.47	$1.26	$1.14	$1.10	$0.99	$0.79	$1.16	$1.13	$1.05	$1.00
Accumulation unit value at end of period	$1.61	$1.47	$1.26	$1.14	$1.10	$0.99	$0.79	$1.16	$1.13	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2	2	5	6	6	10	24	21	18	5
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.86	$1.27	$1.07	$1.06	$0.85	$0.60	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.93	$1.86	$1.27	$1.07	$1.06	$0.85	$0.60	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	46	73	49	109	136	127	65	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.70	$1.41	$1.24	$1.22	$1.09	$0.88	$1.26	$1.25	$1.10	$1.06
Accumulation unit value at end of period	$1.86	$1.70	$1.41	$1.24	$1.22	$1.09	$0.88	$1.26	$1.25	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	441	428	363	580	634	733	602	372	459	623

6	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Cash Management Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.21	$1.22	$1.23	$1.23	$1.24	$1.25	$1.22	$1.17	$1.13	$1.11
Accumulation unit value at end of period	$1.21	$1.21	$1.22	$1.23	$1.23	$1.24	$1.25	$1.22	$1.17	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	825	441	309	514	613	2,492	10,988	11,779	8,286	4,504
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.73	$0.93	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.22	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	191	42	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	189	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.79	$1.85	$1.73	$1.63	$1.51	$1.33	$1.43	$1.36	$1.31	$1.29
Accumulation unit value at end of period	$1.88	$1.79	$1.85	$1.73	$1.63	$1.51	$1.33	$1.43	$1.36	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	1,053	1,574	2,726	2,923	3,828	10,140	8,140	9,540	7,272	3,619
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.31	$1.83	$1.62	$1.71	$1.47	$1.16	$1.96	$1.83	$1.53	$1.36
Accumulation unit value at end of period	$2.53	$2.31	$1.83	$1.62	$1.71	$1.47	$1.16	$1.96	$1.83	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	1,308	1,443	1,536	1,770	2,153	7,610	8,565	9,289	9,434	5,165
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.91	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	43	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$2.53	$2.59	$2.16	$2.75	$2.31	$1.33	$2.90	$2.11	$1.58	$1.19
Accumulation unit value at end of period	$2.46	$2.53	$2.59	$2.16	$2.75	$2.31	$1.33	$2.90	$2.11	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	703	738	743	843	1,028	1,522	2,437	1,993	2,144	1,491
Columbia Variable Portfolio – Global Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.84	$2.01	$1.90	$1.82	$1.72	$1.55	$1.56	$1.46	$1.38	$1.46
Accumulation unit value at end of period	$1.84	$1.84	$2.01	$1.90	$1.82	$1.72	$1.55	$1.56	$1.46	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	578	726	1,005	1,122	1,599	3,215	2,861	3,115	2,645	1,377
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.32	$2.20	$1.91	$1.82	$1.61	$1.05	$1.41	$1.39	$1.26	$1.22
Accumulation unit value at end of period	$2.40	$2.32	$2.20	$1.91	$1.82	$1.61	$1.05	$1.41	$1.39	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	740	847	722	695	706	639	713	1,605	1,925	2,397
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	494	435	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.90	$1.82	$1.59	$1.51	$1.34	$0.95	$1.17	$1.15	$1.07	$1.04
Accumulation unit value at end of period	$1.96	$1.90	$1.82	$1.59	$1.51	$1.34	$0.95	$1.17	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	984	924	2,007	1,306	1,132	5,111	2,233	2,599	2,358	493
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.35	$1.11	$0.95	$1.09	$0.96	$0.76	$1.28	$1.14	$0.92	$0.82
Accumulation unit value at end of period	$1.23	$1.35	$1.11	$0.95	$1.09	$0.96	$0.76	$1.28	$1.14	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	396	323	346	363	399	910	1,080	1,307	1,343	1,252
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$0.99	$0.76	$0.64	$0.66	$0.57	$0.42	$0.75	$0.73	$0.67	$0.62
Accumulation unit value at end of period	$1.12	$0.99	$0.76	$0.64	$0.66	$0.57	$0.42	$0.75	$0.73	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	1,230	1,278	1,240	1,358	1,192	2,260	2,601	3,768	6,049	6,193
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.30	$0.97	$0.86	$0.82	$0.70	$0.57	$0.99	$0.97	$0.85	$0.80
Accumulation unit value at end of period	$1.49	$1.30	$0.97	$0.86	$0.82	$0.70	$0.57	$0.99	$0.97	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	359	386	508	464	565	877	1,397	1,682	2,453	3,121
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	7

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	441	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,375	6,029	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,176	3,575	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2006)
Accumulation unit value at beginning of period	$1.60	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	$1.00	—
Accumulation unit value at end of period	$1.74	$1.60	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	645	711	667	767	699	7,497	6,506	5,466	2,834	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.18	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	$1.00	—
Accumulation unit value at end of period	$1.11	$1.18	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	542	579	502	509	459	810	730	772	2,194	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2001)
Accumulation unit value at beginning of period	$1.93	$1.48	$1.34	$1.58	$1.26	$0.78	$1.41	$1.25	$1.26	$1.15
Accumulation unit value at end of period	$2.06	$1.93	$1.48	$1.34	$1.58	$1.26	$0.78	$1.41	$1.25	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	72	90	128	124	238	363	242	268	450	655
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.06	$1.50	$1.28	$1.40	$1.15	$0.82	$1.50	$1.37	$1.20	$1.00
Accumulation unit value at end of period	$2.30	$2.06	$1.50	$1.28	$1.40	$1.15	$0.82	$1.50	$1.37	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	346	370	385	467	338	1,292	1,658	1,406	2,575	115
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$1.43	$1.09	$0.95	$0.94	$0.83	$0.66	$1.05	$1.01	$0.88	$0.85
Accumulation unit value at end of period	$1.61	$1.43	$1.09	$0.95	$0.94	$0.83	$0.66	$1.05	$1.01	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	255	185	209	127	314	741	1,447	1,022	1,170	2,054
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$1.91	$1.40	$1.18	$1.21	$1.01	$0.81	$1.34	$1.35	$1.14	$1.10
Accumulation unit value at end of period	$2.12	$1.91	$1.40	$1.18	$1.21	$1.01	$0.81	$1.34	$1.35	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	272	282	205	198	120	195	67	67	184	92
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.87	$1.94	$1.66	$1.82	$1.44	$1.04	$1.70	$1.79	$1.61	$1.54
Accumulation unit value at end of period	$3.02	$2.87	$1.94	$1.66	$1.82	$1.44	$1.04	$1.70	$1.79	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	176	127	126	152	71	57	113	214	333	514
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.39	$1.42	$1.41	$1.39	$1.36	$1.30	$1.34	$1.28	$1.24	$1.23
Accumulation unit value at end of period	$1.46	$1.39	$1.42	$1.41	$1.39	$1.36	$1.30	$1.34	$1.28	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1,089	234	494	1,843	1,670	825	1,394	817	493	688
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.78	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	$1.00	—
Accumulation unit value at end of period	$0.64	$0.78	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	478	635	624	617	533	605	506	677	1,600	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	265	160	60	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2006)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	$1.00	—
Accumulation unit value at end of period	$1.32	$1.32	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	1,701	3,678	1,490	1,730	1,433	2,787	2,025	2,116	2,567	—

8	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.57	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	$1.00	—
Accumulation unit value at end of period	$1.74	$1.57	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	1,783	1,861	2,280	2,496	2,532	4,368	8,518	7,443	6,582	—
Fidelity® VIP Growth & Income Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$1.72	$1.29	$1.10	$1.09	$0.95	$0.75	$1.30	$1.17	$1.04	$0.97
Accumulation unit value at end of period	$1.88	$1.72	$1.29	$1.10	$1.09	$0.95	$0.75	$1.30	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	70	71	67	87	92	148	226	676	754	1,103
Fidelity® VIP Growth & Income Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.85	$1.40	$1.19	$1.18	$1.04	$0.82	$1.42	$1.28	$1.14	$1.06
Accumulation unit value at end of period	$2.03	$1.85	$1.40	$1.19	$1.18	$1.04	$0.82	$1.42	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	148	338	454	438	473	805	963	1,126	1,624	1,338
Fidelity® VIP Mid Cap Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$5.40	$3.99	$3.50	$3.94	$3.08	$2.21	$3.68	$3.20	$2.86	$2.43
Accumulation unit value at end of period	$5.71	$5.40	$3.99	$3.50	$3.94	$3.08	$2.21	$3.68	$3.20	$2.86
Number of accumulation units outstanding at end of period (000 omitted)	89	104	105	162	195	298	492	591	664	915
Fidelity® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.48	$2.58	$2.26	$2.55	$1.99	$1.43	$2.39	$2.08	$1.86	$1.59
Accumulation unit value at end of period	$3.67	$3.48	$2.58	$2.26	$2.55	$1.99	$1.43	$2.39	$2.08	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	762	894	1,062	1,077	1,379	2,734	3,823	3,786	4,011	2,702
Fidelity® VIP Overseas Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$1.61	$1.24	$1.03	$1.26	$1.12	$0.89	$1.59	$1.37	$1.16	$0.98
Accumulation unit value at end of period	$1.47	$1.61	$1.24	$1.03	$1.26	$1.12	$0.89	$1.59	$1.37	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	24	25	15	20	20	28	48	92	298	605
Fidelity® VIP Overseas Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.93	$1.49	$1.25	$1.52	$1.35	$1.08	$1.93	$1.66	$1.42	$1.20
Accumulation unit value at end of period	$1.76	$1.93	$1.49	$1.25	$1.52	$1.35	$1.08	$1.93	$1.66	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	320	359	344	464	548	558	771	890	1,130	728
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	59	—	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$2.54	$2.50	$1.97	$2.10	$1.75	$1.48	$2.58	$3.27	$2.73	$2.42
Accumulation unit value at end of period	$2.91	$2.54	$2.50	$1.97	$2.10	$1.75	$1.48	$2.58	$3.27	$2.73
Number of accumulation units outstanding at end of period (000 omitted)	255	182	170	163	203	232	262	688	836	667
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	271	25	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.95	$1.53	$1.34	$1.36	$1.23	$0.98	$1.57	$1.53	$1.30	$1.18
Accumulation unit value at end of period	$2.07	$1.95	$1.53	$1.34	$1.36	$1.23	$0.98	$1.57	$1.53	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	163	147	255	264	354	525	670	761	865	716
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$4.02	$2.97	$2.52	$2.64	$2.07	$1.61	$2.42	$2.49	$2.14	$1.98
Accumulation unit value at end of period	$4.03	$4.02	$2.97	$2.52	$2.64	$2.07	$1.61	$2.42	$2.49	$2.14
Number of accumulation units outstanding at end of period (000 omitted)	321	286	301	212	215	352	465	576	738	593
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	108	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$4.15	$3.14	$2.67	$2.86	$2.30	$1.74	$2.78	$2.71	$2.34	$2.09
Accumulation unit value at end of period	$4.69	$4.15	$3.14	$2.67	$2.86	$2.30	$1.74	$2.78	$2.71	$2.34
Number of accumulation units outstanding at end of period (000 omitted)	393	406	448	611	738	922	1,060	2,008	2,339	1,930
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio—Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$2.71	$2.01	$1.79	$1.79	$1.38	$1.09	$1.66	$2.00	$1.79	$1.69
Accumulation unit value at end of period	$2.88	$2.71	$2.01	$1.79	$1.79	$1.38	$1.09	$1.66	$2.00	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	3	1	2	2	4	9	11	12	114	119

RIVERSOURCE VARIABLE ACCOUNT 10 ■	9

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$1.57	$1.15	$1.01	$0.98	$0.87	$0.72	$1.15	$1.18	$1.05	$0.99
Accumulation unit value at end of period	$1.82	$1.57	$1.15	$1.01	$0.98	$0.87	$0.72	$1.15	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	495	466	546	592	745	826	1,128	1,678	2,499	3,019
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.35	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.35	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	60	65	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.35	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.35	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	78	283	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	316	130	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.95	$1.45	$1.22	$1.26	$1.09	$0.85	$1.34	$1.38	$1.19	$1.15
Accumulation unit value at end of period	$2.12	$1.95	$1.45	$1.22	$1.26	$1.09	$0.85	$1.34	$1.38	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	554	557	670	788	719	2,639	3,700	3,639	4,892	3,642
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.42	$1.09	$0.92	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.42	$1.09	$0.92	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	160	191	149	100	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.84	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	$1.00	—
Accumulation unit value at end of period	$2.18	$1.84	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	158	149	117	103	132	403	73	115	1,114	—
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.76	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09	$1.00
Accumulation unit value at end of period	$1.75	$1.76	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	272	249	273	294	380	2,658	2,794	1,479	105	5
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.33	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	87	87	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.33	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	63	50	—	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.17	$0.94	$0.85	$0.90	$0.75	$0.48	$0.86	$0.81	$0.73	$0.72
Accumulation unit value at end of period	$1.29	$1.17	$0.94	$0.85	$0.90	$0.75	$0.48	$0.86	$0.81	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	435	445	477	506	618	411	351	275	418	532
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.21	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	148	142	—	—	—	—	—	—	—	—
Janus Aspen Series Enterprise Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.11	$0.84	$0.72	$0.74	$0.59	$0.41	$0.74	$0.61	$0.54	$0.49
Accumulation unit value at end of period	$1.23	$1.11	$0.84	$0.72	$0.74	$0.59	$0.41	$0.74	$0.61	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	18	29	28	34	34	30	30	51	125	125
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	208	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.19	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$0.82	$0.61	$0.51	$0.57	$0.46	$0.29	$0.53	$0.43	$0.41	$0.37
Accumulation unit value at end of period	$0.89	$0.82	$0.61	$0.51	$0.57	$0.46	$0.29	$0.53	$0.43	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	74	103	104	111	100	41	22	37	180	200

10	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.39	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.39	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	266	328	387	461	568	6,880	6,240	5,448	—	—
Janus Aspen Series Overseas Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.57	$1.38	$1.23	$1.82	$1.47	$0.82	$1.73	$1.36	$0.93	$0.71
Accumulation unit value at end of period	$1.37	$1.57	$1.38	$1.23	$1.82	$1.47	$0.82	$1.73	$1.36	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	133	239	269	262	226	395	275	272	231	250
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	6	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (5/1/2000)
Accumulation unit value at beginning of period	$1.14	$0.88	$0.76	$0.76	$0.68	$0.49	$0.79	$0.71	$0.67	$0.64
Accumulation unit value at end of period	$1.26	$1.14	$0.88	$0.76	$0.76	$0.68	$0.49	$0.79	$0.71	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	154	180	212	186	178	406	260	317	481	640
MFS® New Discovery Series – Service Class (5/1/2000)
Accumulation unit value at beginning of period	$2.03	$1.44	$1.20	$1.35	$1.00	$0.62	$1.02	$1.01	$0.90	$0.86
Accumulation unit value at end of period	$1.87	$2.03	$1.44	$1.20	$1.35	$1.00	$0.62	$1.02	$1.01	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	156	173	89	131	102	190	92	130	243	558
MFS® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$3.00	$2.51	$2.23	$2.11	$1.86	$1.41	$2.28	$1.80	$1.38	$1.19
Accumulation unit value at end of period	$3.36	$3.00	$2.51	$2.23	$2.11	$1.86	$1.41	$2.28	$1.80	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	601	684	584	543	500	562	821	765	1,065	588
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.25	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	$1.00	—
Accumulation unit value at end of period	$1.41	$1.25	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	—
Number of accumulation units outstanding at end of period (000 omitted)	337	343	314	467	451	1,794	1,961	1,463	1,473	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.79	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	$1.00	—
Accumulation unit value at end of period	$1.81	$1.79	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	172	192	241	300	317	356	270	140	1,068	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.12	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	$1.00	—
Accumulation unit value at end of period	$1.07	$1.12	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	299	275	165	154	142	1,718	1,971	2,116	1,957	—
Oppenheimer Global Fund/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.12	$1.67	$1.39	$1.53	$1.33	$0.96	$1.62	$1.53	$1.31	$1.16
Accumulation unit value at end of period	$2.15	$2.12	$1.67	$1.39	$1.53	$1.33	$0.96	$1.62	$1.53	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	389	443	349	429	524	604	777	1,099	1,309	756
Oppenheimer Global Strategic Income Fund/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.62	$1.63	$1.45	$1.45	$1.27	$1.08	$1.27	$1.16	$1.09	$1.07
Accumulation unit value at end of period	$1.65	$1.62	$1.63	$1.45	$1.45	$1.27	$1.08	$1.27	$1.16	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,503	2,994	3,277	3,125	3,938	8,634	8,498	9,223	6,331	3,173
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.30	$1.64	$1.41	$1.45	$1.18	$0.87	$1.41	$1.44	$1.26	$1.16
Accumulation unit value at end of period	$2.55	$2.30	$1.64	$1.41	$1.45	$1.18	$0.87	$1.41	$1.44	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	342	337	360	394	368	717	646	676	773	643
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.47	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	$1.00	—
Accumulation unit value at end of period	$1.47	$1.47	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	321	414	688	700	590	3,431	4,628	4,555	4,105	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	54	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	11

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Global Health Care Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.97	$1.40	$1.15	$1.17	$1.15	$0.92	$1.11	$1.12	$1.10	$0.98
Accumulation unit value at end of period	$2.50	$1.97	$1.40	$1.15	$1.17	$1.15	$0.92	$1.11	$1.12	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	113	104	52	50	40	27	111	67	195	218
Putnam VT International Equity Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.71	$1.34	$1.11	$1.34	$1.23	$0.99	$1.78	$1.65	$1.30	$1.16
Accumulation unit value at end of period	$1.59	$1.71	$1.34	$1.11	$1.34	$1.23	$0.99	$1.78	$1.65	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	30	24	20	24	32	57	91	69	164	145
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.68	$1.24	$1.07	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.68	$1.24	$1.07	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	30	123	123	139	—	—	—	—	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/15/1999)
Accumulation unit value at beginning of period	$4.55	$3.78	$3.54	$4.05	$3.13	$1.99	$3.53	$3.41	$2.83	$2.55
Accumulation unit value at end of period	$4.37	$4.55	$3.78	$3.54	$4.05	$3.13	$1.99	$3.53	$3.41	$2.83
Number of accumulation units outstanding at end of period (000 omitted)	20	23	30	34	39	66	81	358	405	539
Third Avenue Value Portfolio (9/21/1999)
Accumulation unit value at beginning of period	$3.44	$2.90	$2.29	$2.93	$2.58	$1.79	$3.19	$3.37	$2.92	$2.57
Accumulation unit value at end of period	$3.57	$3.44	$2.90	$2.29	$2.93	$2.58	$1.79	$3.19	$3.37	$2.92
Number of accumulation units outstanding at end of period (000 omitted)	27	27	27	33	38	62	123	175	287	371
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.77	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	219	180	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.23	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.47	$1.23	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,788	1,803	1,277	1,257	395	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.47	$1.23	$1.09	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.47	$1.23	$1.09	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,239	15,408	16,382	18,860	26,354	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	32	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.34	$1.43	$1.36	$1.24	$1.20	$1.13	$1.13	$1.06	$1.05	$1.03
Accumulation unit value at end of period	$1.45	$1.34	$1.43	$1.36	$1.24	$1.20	$1.13	$1.13	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	466	581	768	1,132	1,988	5,705	2,307	2,713	2,959	1,455
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.08	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.18	$1.15	$1.08	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,701	3,557	5,335	1,443	1,174	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.08	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.18	$1.15	$1.08	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	369	3,064	6,408	4,175	8,371	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	8	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.09	$1.10	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.34	$1.21	$1.09	$1.10	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,010	3,851	4,778	4,194	507	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.09	$1.10	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.34	$1.21	$1.09	$1.10	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,455	13,901	17,266	21,448	21,627	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.22	$1.09	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.47	$1.41	$1.22	$1.09	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,877	3,380	1,378	1,064	2,007	—	—	—	—	—

12	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.41	$1.22	$1.09	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.41	$1.22	$1.09	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,020	22,674	24,938	26,294	23,294	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.18	$1.09	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.25	$1.18	$1.09	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,282	1,477	1,950	1,471	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.26	$1.18	$1.09	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.26	$1.18	$1.09	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,214	4,237	4,691	9,103	5,162	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (8/14/2001)
Accumulation unit value at beginning of period	$2.99	$2.23	$1.98	$2.08	$1.68	$1.24	$1.82	$1.92	$1.61	$1.53
Accumulation unit value at end of period	$3.04	$2.99	$2.23	$1.98	$2.08	$1.68	$1.24	$1.82	$1.92	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	143	317	402	542	707	3,210	3,353	3,487	2,495	2,068
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	3	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.35	$1.06	$0.96	$1.00	$0.90	$0.69	$1.13	$1.09	$1.00	—
Accumulation unit value at end of period	$1.50	$1.35	$1.06	$0.96	$1.00	$0.90	$0.69	$1.13	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	271	183	200	264	276	7,045	4,641	3,570	3,666	—
Variable Portfolio – Victory Established Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$2.07	$1.53	$1.32	$1.42	$1.17	$0.86	$1.37	$1.30	$1.13	$1.13
Accumulation unit value at end of period	$2.31	$2.07	$1.53	$1.32	$1.42	$1.17	$0.86	$1.37	$1.30	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	132	173	125	127	115	176	74	115	77	235
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	110	—	—	—	—	—	—	—	—	—
Wanger International (9/15/1999)
Accumulation unit value at beginning of period	$3.34	$2.74	$2.27	$2.67	$2.15	$1.44	$2.67	$2.31	$1.69	$1.40
Accumulation unit value at end of period	$3.17	$3.34	$2.74	$2.27	$2.67	$2.15	$1.44	$2.67	$2.31	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	895	918	887	992	1,120	2,334	2,433	2,932	3,471	2,814
Wanger USA (9/15/1999)
Accumulation unit value at beginning of period	$3.19	$2.40	$2.01	$2.09	$1.71	$1.21	$2.01	$1.92	$1.79	$1.62
Accumulation unit value at end of period	$3.32	$3.19	$2.40	$2.01	$2.09	$1.71	$1.21	$2.01	$1.92	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	543	598	631	895	1,057	2,350	3,272	3,659	3,852	2,709
Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$1.79	$1.50	$1.34	$1.26	$1.12	$0.98	$1.38	$1.29	$1.16	$1.11
Accumulation unit value at end of period	$2.10	$1.79	$1.50	$1.34	$1.26	$1.12	$0.98	$1.38	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	2	2	4	4	7	31	355
Wells Fargo Advantage VT International Equity Fund – Class 2 (2/4/2004)
Accumulation unit value at beginning of period	$1.66	$1.39	$1.23	$1.43	$1.23	$1.07	$1.84	$1.62	$1.32	$1.15
Accumulation unit value at end of period	$1.56	$1.66	$1.39	$1.23	$1.43	$1.23	$1.07	$1.84	$1.62	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	156	166	278	311	337	2,398	408	500	669	661
Wells Fargo Advantage VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.21	$1.70	$1.48	$1.57	$1.28	$0.87	$1.46	$1.38	$1.23	$1.15
Accumulation unit value at end of period	$2.42	$2.21	$1.70	$1.48	$1.57	$1.28	$0.87	$1.46	$1.38	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	85	73	109	148	121	298	182	331	421	467
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.29	$1.54	$1.43	$1.51	$1.20	$0.79	$1.35	$1.20	$0.98	$0.93
Accumulation unit value at end of period	$2.24	$2.29	$1.54	$1.43	$1.51	$1.20	$0.79	$1.35	$1.20	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	96	110	136	160	198	225	258	231	84	35

RIVERSOURCE VARIABLE ACCOUNT 10 ■	13

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	17	—	—	—	—	—	—	—	—

Variable account charges of 0.60% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—
Accumulation unit value at end of period	$1.11	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$0.99	$1.00
Accumulation unit value at end of period	$1.52	$1.35	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—
Accumulation unit value at end of period	$1.19	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.03	$1.00
Accumulation unit value at end of period	$1.52	$1.35	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.19	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.04	$1.00
Accumulation unit value at end of period	$1.37	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$1.00	—
Accumulation unit value at end of period	$0.72	$0.93	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.22	$1.00	—
Accumulation unit value at end of period	$1.36	$1.22	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—
Accumulation unit value at end of period	$1.00	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.00
Accumulation unit value at end of period	$1.07	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.01	$1.00
Accumulation unit value at end of period	$1.39	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00	—
Accumulation unit value at end of period	$0.91	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.06	$1.00
Accumulation unit value at end of period	$1.00	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

14	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.04	$1.00
Accumulation unit value at end of period	$0.96	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.10	$1.00
Accumulation unit value at end of period	$1.19	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.10	$1.00
Accumulation unit value at end of period	$1.18	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.04	$1.00
Accumulation unit value at end of period	$1.15	$1.27	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.49	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$0.99	$1.00
Accumulation unit value at end of period	$1.50	$1.31	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.03	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$0.96	$1.00
Accumulation unit value at end of period	$1.33	$1.25	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.04	$1.00
Accumulation unit value at end of period	$1.58	$1.42	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—
Accumulation unit value at end of period	$0.93	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.02	$1.00
Accumulation unit value at end of period	$1.51	$1.34	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	15

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.01	$1.00
Accumulation unit value at end of period	$1.53	$1.39	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.01	$1.00
Accumulation unit value at end of period	$1.56	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.10	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.01	$1.00
Accumulation unit value at end of period	$1.47	$1.32	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$1.43	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00	—
Accumulation unit value at end of period	$1.01	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—
Accumulation unit value at end of period	$1.12	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.04	$1.00
Accumulation unit value at end of period	$1.42	$1.33	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.06	$1.00
Accumulation unit value at end of period	$1.44	$1.44	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00	—
Accumulation unit value at end of period	$1.04	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—
Accumulation unit value at end of period	$1.13	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.00	—
Accumulation unit value at end of period	$1.03	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

16	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.04	$1.00
Accumulation unit value at end of period	$1.22	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$1.46	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.00	—
Accumulation unit value at end of period	$1.15	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$0.92	$1.00
Accumulation unit value at end of period	$1.27	$1.26	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$1.49	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Global Fund/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.06	$1.00
Accumulation unit value at end of period	$1.35	$1.34	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—
Accumulation unit value at end of period	$0.99	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.03	$1.00
Accumulation unit value at end of period	$1.59	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.00
Accumulation unit value at end of period	$1.07	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.03	$1.00
Accumulation unit value at end of period	$0.98	$0.95	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—
Accumulation unit value at end of period	$1.00	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—
Accumulation unit value at end of period	$0.72	$0.77	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.02	$1.00
Accumulation unit value at end of period	$1.29	$1.23	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.00	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	17

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—
Accumulation unit value at end of period	$1.13	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.05	$1.00
Accumulation unit value at end of period	$1.06	$0.99	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.05	$1.00
Accumulation unit value at end of period	$1.22	$1.28	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.02	$1.00
Accumulation unit value at end of period	$1.39	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.09	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.12	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.07	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—
Accumulation unit value at end of period	$0.76	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$0.96	$1.00
Accumulation unit value at end of period	$1.33	$1.25	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.04	$1.00
Accumulation unit value at end of period	$1.23	$1.23	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.00	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.01	$1.00
Accumulation unit value at end of period	$1.39	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$0.98	$1.00
Accumulation unit value at end of period	$1.40	$1.26	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$1.51	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.19	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5	3	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$1.24	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

18	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.00
Accumulation unit value at end of period	$1.31	$1.16	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.04	$1.00
Accumulation unit value at end of period	$1.43	$1.32	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$0.96	$1.00
Accumulation unit value at end of period	$1.42	$1.30	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$0.97	$1.00
Accumulation unit value at end of period	$1.33	$1.35	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.02	$1.00
Accumulation unit value at end of period	$1.39	$1.37	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.19	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—
Accumulation unit value at end of period	$1.05	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$0.99	$1.00
Accumulation unit value at end of period	$1.40	$1.26	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00
Accumulation unit value at end of period	$1.02	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.03	$1.00
Accumulation unit value at end of period	$1.55	$1.40	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$1.44	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$0.93	$1.00
Accumulation unit value at end of period	$1.36	$1.39	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	19

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—
Accumulation unit value at end of period	$1.00	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable account charges of 0.75% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	699	542	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.32	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.37	$1.32	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,644	1,917	2,217	3,348	4,452	5,299	3,750	4,111	14,120	2,021
AB VPS Growth and Income Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08
Accumulation unit value at end of period	$1.89	$1.74	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	28,225	34,405	40,750	48,468	55,671	68,595	84,420	116,725	135,093	149,316
AB VPS International Value Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.87	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63
Accumulation unit value at end of period	$1.73	$1.87	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88
Number of accumulation units outstanding at end of period (000 omitted)	47,056	56,626	67,635	83,009	102,937	150,692	202,780	217,241	203,016	153,107
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,226	4,271	—	—	—	—	—	—	—	—
American Century VP International, Class I (9/15/1999)
Accumulation unit value at beginning of period	$1.58	$1.30	$1.08	$1.24	$1.10	$0.83	$1.52	$1.30	$1.04	$0.93
Accumulation unit value at end of period	$1.49	$1.58	$1.30	$1.08	$1.24	$1.10	$0.83	$1.52	$1.30	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4,606	5,037	5,968	7,587	9,999	12,855	16,842	22,009	24,450	28,073
American Century VP International, Class II (8/13/2001)
Accumulation unit value at beginning of period	$1.74	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16	$1.03
Accumulation unit value at end of period	$1.63	$1.74	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	10,641	12,866	15,014	19,142	22,872	26,575	32,736	42,202	45,349	43,612
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.51	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.74	$1.51	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,037	9,110	9,353	11,208	12,924	48,044	54,402	56,815	—	—
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$1.63	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	$1.00
Accumulation unit value at end of period	$1.77	$1.63	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5,961	7,242	8,724	10,122	11,063	11,805	12,809	13,321	78,916	10,074
American Century VP Value, Class I (9/15/1999)
Accumulation unit value at beginning of period	$2.55	$1.95	$1.72	$1.71	$1.52	$1.28	$1.76	$1.87	$1.59	$1.52
Accumulation unit value at end of period	$2.86	$2.55	$1.95	$1.72	$1.71	$1.52	$1.28	$1.76	$1.87	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	9,657	10,946	12,258	14,862	19,329	24,377	28,576	41,125	47,446	53,724
American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.15	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35	$1.30
Accumulation unit value at end of period	$2.41	$2.15	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	35,660	42,005	47,968	56,802	64,096	72,598	82,749	118,591	136,167	142,660
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.17	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,313	10,851	3,746	—	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio (5/1/2000)
Accumulation unit value at beginning of period	$1.43	$1.22	$1.12	$1.07	$0.97	$0.78	$1.14	$1.12	$1.04	$0.99
Accumulation unit value at end of period	$1.56	$1.43	$1.22	$1.12	$1.07	$0.97	$0.78	$1.14	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	9,533	10,738	11,585	12,719	14,304	15,940	18,431	21,893	24,975	23,850
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.84	$1.26	$1.06	$1.06	$0.85	$0.60	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.90	$1.84	$1.26	$1.06	$1.06	$0.85	$0.60	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,846	1,999	1,455	1,187	1,271	1,551	1,524	1,080	—	—

20	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Balanced Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.65	$1.37	$1.21	$1.19	$1.07	$0.86	$1.24	$1.23	$1.08	$1.05
Accumulation unit value at end of period	$1.81	$1.65	$1.37	$1.21	$1.19	$1.07	$0.86	$1.24	$1.23	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	43,176	45,325	46,103	53,355	61,921	74,529	61,707	86,628	89,309	92,705
Columbia Variable Portfolio – Cash Management Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.18	$1.19	$1.20	$1.21	$1.22	$1.22	$1.20	$1.16	$1.12	$1.10
Accumulation unit value at end of period	$1.17	$1.18	$1.19	$1.20	$1.21	$1.22	$1.22	$1.20	$1.16	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	60,289	76,751	96,155	124,252	134,040	197,288	399,214	286,121	258,492	193,996
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.93	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	264	148	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,306	1,941	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,037	250	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.74	$1.80	$1.69	$1.59	$1.48	$1.30	$1.40	$1.34	$1.30	$1.28
Accumulation unit value at end of period	$1.82	$1.74	$1.80	$1.69	$1.59	$1.48	$1.30	$1.40	$1.34	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	115,549	145,968	214,369	232,229	282,705	638,984	610,707	599,680	511,100	332,677
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.26	$1.80	$1.59	$1.68	$1.45	$1.15	$1.94	$1.81	$1.52	$1.35
Accumulation unit value at end of period	$2.46	$2.26	$1.80	$1.59	$1.68	$1.45	$1.15	$1.94	$1.81	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	122,319	144,917	166,205	206,688	256,449	508,061	530,216	560,416	585,144	408,559
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.91	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,349	792	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$2.43	$2.49	$2.08	$2.65	$2.23	$1.29	$2.81	$2.05	$1.54	$1.16
Accumulation unit value at end of period	$2.35	$2.43	$2.49	$2.08	$2.65	$2.23	$1.29	$2.81	$2.05	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	26,833	33,013	38,627	46,641	56,730	80,593	111,551	89,546	89,672	75,520
Columbia Variable Portfolio – Global Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.79	$1.95	$1.85	$1.78	$1.68	$1.52	$1.54	$1.44	$1.36	$1.44
Accumulation unit value at end of period	$1.79	$1.79	$1.95	$1.85	$1.78	$1.68	$1.52	$1.54	$1.44	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	36,004	46,672	62,204	73,158	88,623	195,536	201,728	204,316	169,931	130,135
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.26	$2.15	$1.87	$1.78	$1.57	$1.03	$1.39	$1.37	$1.25	$1.21
Accumulation unit value at end of period	$2.32	$2.26	$2.15	$1.87	$1.78	$1.57	$1.03	$1.39	$1.37	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	59,210	69,676	82,188	91,967	111,083	137,350	147,297	218,538	251,768	262,154
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,224	31,634	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.86	$1.79	$1.57	$1.49	$1.33	$0.94	$1.16	$1.14	$1.07	$1.04
Accumulation unit value at end of period	$1.92	$1.86	$1.79	$1.57	$1.49	$1.33	$0.94	$1.16	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	30,197	36,897	46,830	49,398	56,452	229,076	128,653	116,516	109,316	29,477
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.31	$1.08	$0.92	$1.06	$0.94	$0.74	$1.26	$1.12	$0.91	$0.81
Accumulation unit value at end of period	$1.19	$1.31	$1.08	$0.92	$1.06	$0.94	$0.74	$1.26	$1.12	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	19,193	22,743	26,232	32,942	39,494	48,442	55,412	75,421	80,961	77,787
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$0.97	$0.75	$0.63	$0.65	$0.56	$0.41	$0.75	$0.73	$0.66	$0.62
Accumulation unit value at end of period	$1.10	$0.97	$0.75	$0.63	$0.65	$0.56	$0.41	$0.75	$0.73	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	68,409	78,647	88,846	104,494	124,302	147,034	180,650	283,769	326,108	323,849
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.26	$0.95	$0.84	$0.80	$0.69	$0.56	$0.98	$0.96	$0.84	$0.79
Accumulation unit value at end of period	$1.44	$1.26	$0.95	$0.84	$0.80	$0.69	$0.56	$0.98	$0.96	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	111,603	136,765	160,002	186,291	218,715	257,537	301,682	383,078	450,207	263,828

RIVERSOURCE VARIABLE ACCOUNT 10 ■	21

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,198	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,681	1,043	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,479	5,574	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	312,945	99,233	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	196,193	66,746	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2006)
Accumulation unit value at beginning of period	$1.57	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	$1.00	—
Accumulation unit value at end of period	$1.71	$1.57	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	36,025	44,031	55,443	70,116	86,635	378,240	310,527	204,077	121,798	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.16	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	$1.00	—
Accumulation unit value at end of period	$1.10	$1.16	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	10,063	12,641	15,548	20,933	26,527	32,788	41,006	32,112	59,299	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2001)
Accumulation unit value at beginning of period	$1.85	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12
Accumulation unit value at end of period	$1.97	$1.85	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	15,914	19,000	22,638	28,726	34,995	40,215	38,730	50,337	62,826	47,283
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.02	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	$1.00
Accumulation unit value at end of period	$2.25	$2.02	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	15,152	17,694	20,051	25,903	33,723	57,405	76,989	71,709	101,239	6,605
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	886	732	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$1.40	$1.07	$0.93	$0.93	$0.81	$0.65	$1.04	$1.00	$0.87	$0.84
Accumulation unit value at end of period	$1.57	$1.40	$1.07	$0.93	$0.93	$0.81	$0.65	$1.04	$1.00	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	46,410	52,071	57,241	65,653	77,987	91,208	100,420	127,010	139,008	154,949
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$1.87	$1.37	$1.17	$1.19	$1.00	$0.80	$1.33	$1.34	$1.14	$1.10
Accumulation unit value at end of period	$2.07	$1.87	$1.37	$1.17	$1.19	$1.00	$0.80	$1.33	$1.34	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	10,454	11,118	8,170	9,950	10,640	6,269	5,696	7,988	7,937	6,232
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.80	$1.90	$1.63	$1.79	$1.42	$1.03	$1.68	$1.77	$1.60	$1.53
Accumulation unit value at end of period	$2.94	$2.80	$1.90	$1.63	$1.79	$1.42	$1.03	$1.68	$1.77	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	10,198	11,928	13,295	16,466	19,549	21,859	26,621	38,095	49,721	59,243
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.34	$1.38	$1.37	$1.36	$1.33	$1.27	$1.31	$1.25	$1.22	$1.21
Accumulation unit value at end of period	$1.41	$1.34	$1.38	$1.37	$1.36	$1.33	$1.27	$1.31	$1.25	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	34,815	43,683	65,849	78,480	95,906	109,059	125,698	120,018	125,729	145,087
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.77	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	$1.00	—
Accumulation unit value at end of period	$0.63	$0.77	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	19,487	24,974	31,771	38,081	37,446	39,767	30,400	17,045	51,380	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,699	8,510	3,246	—	—	—	—	—	—	—

22	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Eaton Vance VT Floating-Rate Income Fund (5/1/2006)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	$1.00	—
Accumulation unit value at end of period	$1.30	$1.30	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	61,310	86,779	67,900	74,599	74,514	162,181	119,741	111,086	103,830	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.54	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	$1.00	—
Accumulation unit value at end of period	$1.71	$1.54	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	99,718	116,341	135,683	162,922	192,769	269,589	398,515	294,643	244,121	—
Fidelity® VIP Growth & Income Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$1.67	$1.26	$1.07	$1.06	$0.93	$0.74	$1.28	$1.15	$1.03	$0.96
Accumulation unit value at end of period	$1.83	$1.67	$1.26	$1.07	$1.06	$0.93	$0.74	$1.28	$1.15	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	17,137	19,829	23,385	28,379	37,384	48,395	58,690	78,090	92,368	107,380
Fidelity® VIP Growth & Income Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.81	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13	$1.06
Accumulation unit value at end of period	$1.98	$1.81	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	39,470	47,015	55,533	65,028	77,301	92,559	113,690	148,743	173,861	189,109
Fidelity® VIP Mid Cap Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$5.25	$3.89	$3.41	$3.85	$3.02	$2.17	$3.61	$3.15	$2.82	$2.41
Accumulation unit value at end of period	$5.53	$5.25	$3.89	$3.41	$3.85	$3.02	$2.17	$3.61	$3.15	$2.82
Number of accumulation units outstanding at end of period (000 omitted)	11,466	13,332	15,673	20,066	27,026	35,956	44,234	56,323	67,426	72,759
Fidelity® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.39	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85	$1.58
Accumulation unit value at end of period	$3.57	$3.39	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	60,701	73,540	88,455	109,162	132,015	187,652	236,346	264,423	290,678	260,492
Fidelity® VIP Overseas Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$1.56	$1.21	$1.01	$1.23	$1.10	$0.87	$1.57	$1.35	$1.15	$0.97
Accumulation unit value at end of period	$1.42	$1.56	$1.21	$1.01	$1.23	$1.10	$0.87	$1.57	$1.35	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	6,588	7,619	8,802	11,310	15,374	20,415	25,280	33,656	38,789	40,988
Fidelity® VIP Overseas Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.88	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40	$1.19
Accumulation unit value at end of period	$1.72	$1.88	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	18,368	21,346	24,321	30,682	36,566	43,314	53,513	66,434	74,339	70,878
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,757	4,174	—	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$2.47	$2.44	$1.93	$2.06	$1.71	$1.45	$2.53	$3.23	$2.70	$2.39
Accumulation unit value at end of period	$2.82	$2.47	$2.44	$1.93	$2.06	$1.71	$1.45	$2.53	$3.23	$2.70
Number of accumulation units outstanding at end of period (000 omitted)	24,367	28,482	31,720	36,714	42,372	50,767	62,873	93,100	128,540	139,618
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,165	4,290	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.90	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29	$1.17
Accumulation unit value at end of period	$2.02	$1.90	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	23,577	28,344	33,231	41,319	50,331	57,678	68,255	94,998	90,391	69,986
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$3.91	$2.89	$2.46	$2.58	$2.02	$1.58	$2.38	$2.45	$2.11	$1.96
Accumulation unit value at end of period	$3.90	$3.91	$2.89	$2.46	$2.58	$2.02	$1.58	$2.38	$2.45	$2.11
Number of accumulation units outstanding at end of period (000 omitted)	15,820	19,202	22,727	28,384	34,971	42,025	52,033	66,946	78,886	78,073
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,101	5,646	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$4.04	$3.06	$2.60	$2.80	$2.26	$1.71	$2.73	$2.67	$2.31	$2.07
Accumulation unit value at end of period	$4.55	$4.04	$3.06	$2.60	$2.80	$2.26	$1.71	$2.73	$2.67	$2.31
Number of accumulation units outstanding at end of period (000 omitted)	29,253	35,669	42,578	52,628	64,121	78,043	97,291	139,637	163,687	174,918
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	127	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	23

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$2.63	$1.95	$1.74	$1.75	$1.35	$1.07	$1.63	$1.97	$1.76	$1.68
Accumulation unit value at end of period	$2.79	$2.63	$1.95	$1.74	$1.75	$1.35	$1.07	$1.63	$1.97	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	1,587	1,852	1,993	2,476	3,153	3,757	4,574	6,389	8,977	10,823
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$1.53	$1.12	$0.99	$0.96	$0.85	$0.71	$1.14	$1.16	$1.04	$0.98
Accumulation unit value at end of period	$1.77	$1.53	$1.12	$0.99	$0.96	$0.85	$0.71	$1.14	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	42,520	52,166	61,881	73,864	90,486	108,298	131,282	187,585	231,223	248,935
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.35	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.35	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,229	7,021	8,151	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.34	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,717	37,224	45,878	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,961	3,989	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.91	$1.42	$1.20	$1.24	$1.08	$0.85	$1.33	$1.37	$1.19	$1.15
Accumulation unit value at end of period	$2.07	$1.91	$1.42	$1.20	$1.24	$1.08	$0.85	$1.33	$1.37	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	44,743	58,839	71,034	86,061	100,324	178,986	227,595	224,730	258,223	203,272
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.41	$1.08	$0.92	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.41	$1.08	$0.92	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,108	10,022	8,770	7,943	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.81	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	$1.00	—
Accumulation unit value at end of period	$2.14	$1.81	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	8,435	8,251	7,227	7,312	7,456	8,089	8,014	5,881	33,923	—
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.73	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	$1.00
Accumulation unit value at end of period	$1.72	$1.73	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	21,336	22,446	25,580	30,304	36,189	128,526	99,290	48,018	1,744	127
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.33	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,746	7,534	8,633	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.33	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,055	8,605	9,719	—	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.14	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73	$0.72
Accumulation unit value at end of period	$1.26	$1.14	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	11,392	14,171	16,565	19,212	21,966	21,730	19,001	21,716	25,440	31,926
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,146	5,619	—	—	—	—	—	—	—	—
Janus Aspen Series Enterprise Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.08	$0.82	$0.71	$0.72	$0.58	$0.41	$0.73	$0.60	$0.54	$0.48
Accumulation unit value at end of period	$1.20	$1.08	$0.82	$0.71	$0.72	$0.58	$0.41	$0.73	$0.60	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	8,454	9,787	11,184	13,345	16,104	19,522	23,257	27,632	29,699	34,555
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,580	2,585	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,936	2,094	252	—	—	—	—	—	—	—

24	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Janus Aspen Series Global Technology Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$0.80	$0.59	$0.50	$0.55	$0.45	$0.29	$0.52	$0.43	$0.40	$0.36
Accumulation unit value at end of period	$0.87	$0.80	$0.59	$0.50	$0.55	$0.45	$0.29	$0.52	$0.43	$0.40
Number of accumulation units outstanding at end of period (000 omitted)	13,465	15,146	17,509	21,201	27,036	27,957	23,828	28,860	30,606	32,606
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.38	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.38	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,293	13,621	17,837	22,462	31,752	305,123	238,472	154,650	—	—
Janus Aspen Series Overseas Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.53	$1.35	$1.20	$1.78	$1.44	$0.81	$1.71	$1.34	$0.92	$0.70
Accumulation unit value at end of period	$1.33	$1.53	$1.35	$1.20	$1.78	$1.44	$0.81	$1.71	$1.34	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	16,808	20,940	28,307	40,311	55,565	61,696	69,375	80,158	77,239	72,832
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,403	847	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (5/1/2000)
Accumulation unit value at beginning of period	$1.11	$0.86	$0.74	$0.74	$0.67	$0.48	$0.77	$0.70	$0.66	$0.64
Accumulation unit value at end of period	$1.22	$1.11	$0.86	$0.74	$0.74	$0.67	$0.48	$0.77	$0.70	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	28,575	34,702	39,849	47,281	57,389	67,421	63,755	80,158	100,533	117,493
MFS® New Discovery Series – Service Class (5/1/2000)
Accumulation unit value at beginning of period	$1.97	$1.41	$1.17	$1.32	$0.98	$0.61	$1.01	$0.99	$0.89	$0.85
Accumulation unit value at end of period	$1.81	$1.97	$1.41	$1.17	$1.32	$0.98	$0.61	$1.01	$0.99	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	13,024	17,289	20,047	25,583	25,934	28,887	32,039	42,261	51,188	62,995
MFS® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$2.93	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18
Accumulation unit value at end of period	$3.27	$2.93	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	28,660	32,640	38,539	46,187	47,357	56,324	67,989	78,212	71,164	55,870
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.23	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	$1.00	—
Accumulation unit value at end of period	$1.39	$1.23	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	—
Number of accumulation units outstanding at end of period (000 omitted)	14,762	17,893	19,518	22,051	25,144	67,174	88,969	51,109	51,499	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.76	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	$1.00	—
Accumulation unit value at end of period	$1.78	$1.76	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	6,944	8,493	11,635	18,214	17,947	18,479	17,546	14,940	37,273	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	394	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.10	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.06	$1.10	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	5,357	6,179	6,765	8,478	9,073	75,726	78,811	64,614	57,067	—
Oppenheimer Global Fund/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.07	$1.64	$1.37	$1.51	$1.31	$0.95	$1.60	$1.52	$1.31	$1.16
Accumulation unit value at end of period	$2.10	$2.07	$1.64	$1.37	$1.51	$1.31	$0.95	$1.60	$1.52	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	17,576	19,743	21,566	26,339	29,183	31,543	36,705	48,173	51,514	33,811
Oppenheimer Global Strategic Income Fund/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.58	$1.60	$1.43	$1.43	$1.25	$1.07	$1.26	$1.16	$1.09	$1.07
Accumulation unit value at end of period	$1.61	$1.58	$1.60	$1.43	$1.43	$1.25	$1.07	$1.26	$1.16	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	113,907	148,191	194,916	225,204	265,863	519,119	569,070	536,032	339,587	150,945
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.25	$1.62	$1.38	$1.43	$1.17	$0.86	$1.40	$1.43	$1.26	$1.15
Accumulation unit value at end of period	$2.50	$2.25	$1.62	$1.38	$1.43	$1.17	$0.86	$1.40	$1.43	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	11,134	12,453	13,918	16,342	19,999	23,658	27,205	34,265	34,462	18,592
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.45	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	$1.00	—
Accumulation unit value at end of period	$1.44	$1.45	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	33,579	48,561	69,811	69,382	75,522	218,702	228,912	161,214	154,199	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.94	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	564	1,413	863	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	25

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,388	1,912	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.92	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09	$0.97
Accumulation unit value at end of period	$2.43	$1.92	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	7,014	7,225	7,626	9,058	10,511	12,725	15,248	19,770	25,848	27,299
Putnam VT International Equity Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.67	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29	$1.15
Accumulation unit value at end of period	$1.55	$1.67	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	6,615	7,141	8,813	11,088	13,460	16,372	20,502	29,411	34,316	37,980
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.67	$1.23	$1.07	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.67	$1.23	$1.07	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,746	10,340	11,916	14,126	17,030	—	—	—	—	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/15/1999)
Accumulation unit value at beginning of period	$4.42	$3.68	$3.45	$3.95	$3.07	$1.95	$3.47	$3.36	$2.80	$2.53
Accumulation unit value at end of period	$4.23	$4.42	$3.68	$3.45	$3.95	$3.07	$1.95	$3.47	$3.36	$2.80
Number of accumulation units outstanding at end of period (000 omitted)	2,991	3,723	4,560	6,206	8,319	10,284	12,388	16,842	20,156	22,799
Third Avenue Value Portfolio (9/21/1999)
Accumulation unit value at beginning of period	$3.34	$2.83	$2.24	$2.86	$2.53	$1.75	$3.14	$3.32	$2.89	$2.54
Accumulation unit value at end of period	$3.46	$3.34	$2.83	$2.24	$2.86	$2.53	$1.75	$3.14	$3.32	$2.89
Number of accumulation units outstanding at end of period (000 omitted)	3,719	4,460	5,377	7,101	9,979	12,740	16,209	23,692	28,765	31,916
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.77	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,627	1,091	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.46	$1.22	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63,443	68,358	59,074	57,559	22,643	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.46	$1.22	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	129,138	183,069	213,296	258,558	287,015	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,206	2,181	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.32	$1.41	$1.34	$1.23	$1.19	$1.12	$1.13	$1.05	$1.05	$1.03
Accumulation unit value at end of period	$1.42	$1.32	$1.41	$1.34	$1.23	$1.19	$1.12	$1.13	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	37,782	51,052	72,377	82,435	92,837	302,524	171,393	147,400	161,490	91,038
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.17	$1.14	$1.07	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49,392	66,474	103,582	81,730	19,114	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.17	$1.14	$1.07	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78,435	116,673	217,500	212,474	171,495	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	539	359	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.20	$1.09	$1.10	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.33	$1.20	$1.09	$1.10	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	381,681	402,208	377,699	318,883	150,412	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.20	$1.09	$1.10	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.33	$1.20	$1.09	$1.10	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,018,857	1,191,618	1,322,146	1,448,513	1,625,658	—	—	—	—	—

26	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.40	$1.21	$1.09	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215,308	232,062	196,988	181,157	85,099	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.22	$1.09	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.40	$1.22	$1.09	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	508,398	710,239	837,813	998,828	1,122,490	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.24	$1.17	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	126,041	154,600	197,629	149,512	53,054	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.25	$1.17	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	251,755	329,684	449,177	439,108	454,692	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	207	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (8/14/2001)
Accumulation unit value at beginning of period	$2.93	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52
Accumulation unit value at end of period	$2.97	$2.93	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	20,098	25,397	31,851	39,424	48,893	149,191	156,845	148,793	126,637	127,559
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	411	128	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.32	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	$1.00	—
Accumulation unit value at end of period	$1.46	$1.32	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	9,697	12,078	13,840	18,111	24,428	303,537	183,635	117,605	123,150	—
Variable Portfolio – Victory Established Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$2.03	$1.51	$1.30	$1.40	$1.16	$0.85	$1.36	$1.29	$1.12	$1.12
Accumulation unit value at end of period	$2.26	$2.03	$1.51	$1.30	$1.40	$1.16	$0.85	$1.36	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3,187	3,576	3,731	4,276	4,535	5,203	6,409	9,188	9,786	10,247
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	774	—	—	—	—	—	—	—	—	—
Wanger International (9/15/1999)
Accumulation unit value at beginning of period	$3.24	$2.67	$2.21	$2.61	$2.11	$1.42	$2.62	$2.27	$1.67	$1.38
Accumulation unit value at end of period	$3.08	$3.24	$2.67	$2.21	$2.61	$2.11	$1.42	$2.62	$2.27	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	38,989	46,513	53,436	66,511	80,435	131,326	142,736	164,570	186,862	170,230
Wanger USA (9/15/1999)
Accumulation unit value at beginning of period	$3.10	$2.33	$1.96	$2.05	$1.67	$1.18	$1.98	$1.89	$1.77	$1.60
Accumulation unit value at end of period	$3.22	$3.10	$2.33	$1.96	$2.05	$1.67	$1.18	$1.98	$1.89	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	48,912	59,078	69,932	84,309	102,578	155,213	176,483	212,646	235,960	241,623
Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$1.74	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10
Accumulation unit value at end of period	$2.04	$1.74	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	8,314	8,990	10,621	12,268	15,176	19,120	25,423	37,314	40,046	43,629
Wells Fargo Advantage VT International Equity Fund – Class 2 (2/4/2004)
Accumulation unit value at beginning of period	$1.62	$1.37	$1.21	$1.41	$1.22	$1.06	$1.83	$1.61	$1.32	$1.15
Accumulation unit value at end of period	$1.52	$1.62	$1.37	$1.21	$1.41	$1.22	$1.06	$1.83	$1.61	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	9,714	11,282	13,374	16,786	20,616	113,414	12,645	16,521	19,055	15,273
Wells Fargo Advantage VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.15	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22	$1.14
Accumulation unit value at end of period	$2.36	$2.15	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	10,332	12,893	16,305	21,795	16,904	19,019	22,799	30,772	36,471	41,049

RIVERSOURCE VARIABLE ACCOUNT 10 ■	27

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.24	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92
Accumulation unit value at end of period	$2.18	$2.24	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	9,801	12,946	15,400	20,502	28,351	31,042	29,488	35,670	25,726	19,618
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,272	811	—	—	—	—	—	—	—	—

Variable account charges of 0.85% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	377	215	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.09	$0.97	$1.28	$1.09	$0.71	$1.37	$1.15	$1.00
Accumulation unit value at end of period	$1.38	$1.33	$1.09	$0.97	$1.28	$1.09	$0.71	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,614	1,790	1,954	2,365	2,971	3,313	1,964	1,519	6,467
AB VPS Growth and Income Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.17	$1.01	$0.96	$0.86	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.69	$1.56	$1.17	$1.01	$0.96	$0.86	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5,163	5,717	5,898	5,814	5,889	6,136	5,992	7,074	1,936
AB VPS International Value Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$0.91	$0.75	$0.66	$0.83	$0.80	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.85	$0.91	$0.75	$0.66	$0.83	$0.80	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	18,526	19,929	21,668	25,453	30,081	130,094	295,091	140,364	33,087
AB VPS Large Cap Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.20	$1.05	$1.09	$1.00	$0.74	$1.23	$1.10	$1.00
Accumulation unit value at end of period	$1.85	$1.64	$1.20	$1.05	$1.09	$1.00	$0.74	$1.23	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,520	1,589	1,870	1,920	1,769	1,603	1,325	1,295	346
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,584	2,030	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.86	$1.44	$1.25	$1.27	$1.08	$0.84	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$2.14	$1.86	$1.44	$1.25	$1.27	$1.08	$0.84	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	5,700	6,113	6,244	6,599	6,746	71,544	74,527	79,523	987
American Century VP Ultra®, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.69	$1.25	$1.10	$1.10	$0.96	$0.72	$1.25	$1.04	$1.00
Accumulation unit value at end of period	$1.84	$1.69	$1.25	$1.10	$1.10	$0.96	$0.72	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2,861	3,083	3,237	3,488	3,552	3,365	3,395	2,725	36,949
American Century VP Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.20	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.75	$1.56	$1.20	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	13,557	13,907	14,115	14,358	12,846	12,296	10,333	11,609	3,143
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,146	4,565	1,275	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.83	$1.25	$1.06	$1.05	$0.85	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.88	$1.83	$1.25	$1.06	$1.05	$0.85	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	2,782	2,945	2,456	2,205	2,132	2,226	1,683	864	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.51	$1.25	$1.10	$1.09	$0.97	$0.79	$1.14	$1.13	$1.00
Accumulation unit value at end of period	$1.64	$1.51	$1.25	$1.10	$1.09	$0.97	$0.79	$1.14	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	10,849	9,898	7,709	7,342	8,118	9,918	2,682	3,274	829
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	676	800	515	2,071	1,047	—	—	—	—

28	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Cash Management Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.05	$1.06	$1.07	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$1.03	$1.04	$1.05	$1.06	$1.07	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	18,128	24,234	25,597	32,019	38,057	56,313	97,399	60,832	34,337
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123	38	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,285	684	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	459	82	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.11	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,170	2,008	3,372	2,062	1,102	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.40	$1.31	$1.24	$1.16	$1.02	$1.10	$1.05	$1.00
Accumulation unit value at end of period	$1.41	$1.35	$1.40	$1.31	$1.24	$1.16	$1.02	$1.10	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	32,493	40,444	59,211	58,892	63,231	972,289	788,507	586,913	145,290
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.28	$1.14	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.61	$1.28	$1.14	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,126	1,152	1,085	824	316	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.40	$1.11	$0.98	$1.04	$0.90	$0.71	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.52	$1.40	$1.11	$0.98	$1.04	$0.90	$0.71	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	43,288	48,374	51,118	58,110	66,039	784,644	581,359	300,203	93,936
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	895	296	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.14	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.11	$1.14	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,916	1,819	1,647	1,374	398	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.62	$1.36	$1.73	$1.46	$0.84	$1.84	$1.34	$1.00
Accumulation unit value at end of period	$1.53	$1.58	$1.62	$1.36	$1.73	$1.46	$0.84	$1.84	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	12,868	14,575	15,793	17,567	19,363	96,670	170,447	72,075	18,150
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.14	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.04	$1.14	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,081	1,425	1,533	865	406	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.42	$1.35	$1.30	$1.23	$1.11	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.30	$1.30	$1.42	$1.35	$1.30	$1.23	$1.11	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	12,071	15,294	18,657	19,772	21,158	313,653	259,518	199,962	41,689
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.30	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.36	$1.30	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,439	3,199	3,149	1,786	859	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.76	$1.67	$1.46	$1.39	$1.23	$0.81	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.81	$1.76	$1.67	$1.46	$1.39	$1.23	$0.81	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	16,298	16,769	18,038	16,330	17,925	18,658	13,874	16,917	6,215
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.13	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.34	$1.28	$1.13	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,354	12,400	1,012	505	123	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	29

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.73	$1.66	$1.46	$1.39	$1.24	$0.88	$1.09	$1.07	$1.00
Accumulation unit value at end of period	$1.78	$1.73	$1.66	$1.46	$1.39	$1.24	$0.88	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	10,923	13,238	15,227	14,836	15,925	425,767	209,056	151,929	49,975
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.21	$1.04	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.46	$1.21	$1.04	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	322	465	356	349	138	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.36	$1.12	$0.96	$1.11	$0.98	$0.78	$1.32	$1.18	$1.00
Accumulation unit value at end of period	$1.24	$1.36	$1.12	$0.96	$1.11	$0.98	$0.78	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	3,110	3,326	3,480	3,977	4,182	4,460	3,440	3,482	1,285
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.38	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.01	$1.78	$1.38	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	341	409	310	401	75	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.49	$1.16	$0.97	$1.01	$0.87	$0.64	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.69	$1.49	$1.16	$0.97	$1.01	$0.87	$0.64	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4,117	4,264	3,914	3,901	4,320	4,123	3,524	4,502	1,470
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.42	$1.26	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.14	$1.88	$1.42	$1.26	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	259	133	118	80	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.51	$1.14	$1.01	$0.97	$0.83	$0.68	$1.18	$1.15	$1.00
Accumulation unit value at end of period	$1.72	$1.51	$1.14	$1.01	$0.97	$0.83	$0.68	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,926	2,354	2,497	1,867	1,258	1,264	1,237	1,353	461
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.08	$1.08	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,066	633	469	457	299	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,021	5,181	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78,409	21,256	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,431,347	446,881	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,003,801	297,687	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (6/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.25	$1.12	$1.16	$0.96	$0.77	$1.28	$1.09	$1.00
Accumulation unit value at end of period	$1.82	$1.67	$1.25	$1.12	$1.16	$0.96	$0.77	$1.28	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	17,481	20,128	23,250	26,127	29,159	626,487	391,002	205,091	48,403
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (6/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.09	$0.94	$1.13	$1.00	$0.73	$1.43	$1.20	$1.00
Accumulation unit value at end of period	$1.23	$1.30	$1.09	$0.94	$1.13	$1.00	$0.73	$1.43	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5,313	5,975	6,783	8,041	9,469	10,385	10,806	7,134	23,001
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.18	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.62	$1.53	$1.18	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	173	194	153	91	12	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.59	$1.22	$1.11	$1.32	$1.05	$0.65	$1.19	$1.05	$1.00
Accumulation unit value at end of period	$1.69	$1.59	$1.22	$1.11	$1.32	$1.05	$0.65	$1.19	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,711	3,047	3,034	3,411	3,871	3,392	1,407	1,461	338

30	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.34	$1.15	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.04	$1.83	$1.34	$1.15	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	390	394	216	222	75	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.61	$1.18	$1.00	$1.11	$0.91	$0.65	$1.20	$1.09	$1.00
Accumulation unit value at end of period	$1.79	$1.61	$1.18	$1.00	$1.11	$0.91	$0.65	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	11,070	11,990	12,608	14,876	17,892	66,735	94,511	58,370	50,393
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	413	393	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.59	$1.22	$1.06	$1.06	$0.93	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.79	$1.59	$1.22	$1.06	$1.06	$0.93	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	9,122	8,860	7,379	6,657	6,003	5,694	4,520	3,380	1,079
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.07	$1.88	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	282	230	181	197	23	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.61	$1.18	$1.00	$1.03	$0.86	$0.69	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.78	$1.61	$1.18	$1.00	$1.03	$0.86	$0.69	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,500	3,252	2,101	2,007	1,680	915	794	881	285
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.35	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.08	$1.98	$1.35	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109	119	66	67	17	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.17	$1.00	$1.11	$0.88	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.81	$1.72	$1.17	$1.00	$1.11	$0.88	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,995	2,065	1,803	2,236	1,954	1,459	1,213	1,104	397
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,617	1,677	1,807	1,305	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	216	191	369	466	271	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.13	$1.12	$1.11	$1.09	$1.04	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.15	$1.09	$1.13	$1.12	$1.11	$1.09	$1.04	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	10,291	12,118	20,952	18,934	22,090	19,314	18,319	9,945	2,091
Credit Suisse Trust – Commodity Return Strategy Portfolio (6/26/2006)
Accumulation unit value at beginning of period	$0.80	$0.90	$0.92	$1.07	$0.92	$0.78	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$0.66	$0.80	$0.90	$0.92	$1.07	$0.92	$0.78	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	6,616	7,283	8,763	10,196	8,793	8,768	6,606	4,051	23,928
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,598	2,058	633	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.08	$0.89	$1.06	$0.97	$0.78	$1.37	$1.18	$1.00
Accumulation unit value at end of period	$1.22	$1.26	$1.08	$0.89	$1.06	$0.97	$0.78	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2,389	2,418	2,088	2,417	2,788	3,106	3,075	2,094	733
Eaton Vance VT Floating-Rate Income Fund (6/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.18	$1.16	$1.07	$0.75	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$1.29	$1.25	$1.18	$1.16	$1.07	$0.75	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	24,303	31,136	23,093	23,748	23,794	261,015	165,981	112,633	46,638
Fidelity® VIP Contrafund® Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.63	$1.25	$1.09	$1.13	$0.97	$0.73	$1.28	$1.10	$1.00
Accumulation unit value at end of period	$1.80	$1.63	$1.25	$1.09	$1.13	$0.97	$0.73	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	40,726	43,929	46,775	50,040	52,513	180,001	379,751	246,455	94,738

RIVERSOURCE VARIABLE ACCOUNT 10 ■	31

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.79	$1.33	$1.17	$1.32	$1.04	$0.75	$1.25	$1.09	$1.00
Accumulation unit value at end of period	$1.88	$1.79	$1.33	$1.17	$1.32	$1.04	$0.75	$1.25	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	31,163	34,636	36,939	41,822	44,384	199,837	248,092	127,339	36,125
Fidelity® VIP Overseas Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.03	$0.86	$1.05	$0.94	$0.75	$1.35	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.32	$1.03	$0.86	$1.05	$0.94	$0.75	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	7,187	7,439	7,248	8,862	9,733	10,921	10,113	8,721	2,653
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,661	1,039	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$0.93	$0.91	$0.72	$0.77	$0.64	$0.55	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.06	$0.93	$0.91	$0.72	$0.77	$0.64	$0.55	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	11,820	12,529	12,218	12,544	12,512	13,465	13,508	15,015	6,443
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,124	1,815	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.12	$0.99	$1.01	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.51	$1.42	$1.12	$0.99	$1.01	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	13,106	14,378	15,322	16,523	16,807	17,365	17,652	20,093	5,798
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.73	$1.28	$1.09	$1.14	$0.90	$0.70	$1.06	$1.09	$1.00
Accumulation unit value at end of period	$1.73	$1.73	$1.28	$1.09	$1.14	$0.90	$0.70	$1.06	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	9,848	10,846	11,090	12,614	12,529	13,709	12,625	11,602	4,228
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,285	1,816	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.08	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.70	$1.48	$1.08	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5,882	5,863	5,828	6,322	6,259	7,238	7,321	9,453	4,040
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,319	2,290	2,217	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,204	1,391	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.57	$1.17	$0.99	$1.02	$0.89	$0.70	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.70	$1.57	$1.17	$0.99	$1.02	$0.89	$0.70	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	10,501	11,838	13,184	14,753	16,418	201,934	251,843	151,420	67,895
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.39	$1.08	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.39	$1.08	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,444	4,691	3,837	3,425	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.90	$1.37	$1.15	$1.11	$1.07	$0.85	$1.20	$1.09	$1.00
Accumulation unit value at end of period	$2.25	$1.90	$1.37	$1.15	$1.11	$1.07	$0.85	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	5,017	4,342	3,559	3,626	3,184	3,258	3,220	2,213	16,983
Invesco V.I. International Growth Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.53	$1.30	$1.14	$1.24	$1.11	$0.83	$1.40	$1.24	$1.00
Accumulation unit value at end of period	$1.52	$1.53	$1.30	$1.14	$1.24	$1.11	$0.83	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	9,619	9,422	10,018	10,765	11,342	238,183	191,749	79,002	607

32	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,767	1,745	1,716	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,610	2,674	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,045	776	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,786	2,323	63	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.37	$1.06	$0.90	$0.97	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.53	$1.37	$1.06	$0.90	$0.97	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	7,532	9,620	11,784	13,258	15,295	639,872	430,107	255,815	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,372	370	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.33	$1.15	$1.16	$1.04	$0.76	$1.21	$1.10	$1.00
Accumulation unit value at end of period	$1.90	$1.72	$1.33	$1.15	$1.16	$1.04	$0.76	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,647	2,972	2,826	2,987	2,801	2,648	1,141	650	320
MFS® Utilities Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$2.03	$1.70	$1.52	$1.44	$1.28	$0.97	$1.57	$1.24	$1.00
Accumulation unit value at end of period	$2.26	$2.03	$1.70	$1.52	$1.44	$1.28	$0.97	$1.57	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	16,754	16,808	17,920	17,962	16,579	17,912	18,559	16,501	4,446
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.26	$0.98	$1.09	$0.90	$0.64	$1.17	$1.29	$1.00
Accumulation unit value at end of period	$1.44	$1.28	$1.26	$0.98	$1.09	$0.90	$0.64	$1.17	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	6,770	7,323	7,544	8,256	8,650	96,054	117,566	42,226	21,964
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.91	$1.40	$1.31	$1.42	$1.08	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.93	$1.91	$1.40	$1.31	$1.42	$1.08	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4,069	4,661	5,355	6,756	6,158	5,604	4,975	4,591	17,766
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.05	$0.90	$1.03	$0.85	$0.64	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$1.18	$1.23	$1.05	$0.90	$1.03	$0.85	$0.64	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,766	3,017	3,459	3,961	4,163	137,644	119,726	86,117	26,194
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.22	$1.11	$1.15	$0.95	$0.73	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.81	$1.66	$1.22	$1.11	$1.15	$0.95	$0.73	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,573	1,512	1,214	1,392	1,455	1,127	833	629	164
Oppenheimer Equity Income Fund/VA, Service Shares (9/15/2006)
Accumulation unit value at beginning of period	$1.32	$1.03	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.45	$1.32	$1.03	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,878	1,805	1,658	1,883	2,050	2,171	1,604	1,833	138
Oppenheimer Global Fund/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.25	$1.04	$1.15	$1.00	$0.73	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.60	$1.58	$1.25	$1.04	$1.15	$1.00	$0.73	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	7,665	7,968	8,142	8,569	8,021	7,911	7,145	6,835	2,542
Oppenheimer Global Strategic Income Fund/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.49	$1.33	$1.33	$1.17	$1.00	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.49	$1.47	$1.49	$1.33	$1.33	$1.17	$1.00	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	38,596	47,078	57,221	60,624	65,085	577,448	420,661	316,103	64,310

RIVERSOURCE VARIABLE ACCOUNT 10 ■	33

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.73	$1.24	$1.06	$1.10	$0.90	$0.66	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.91	$1.73	$1.24	$1.06	$1.10	$0.90	$0.66	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	6,045	6,265	6,322	6,884	7,403	8,026	7,814	7,765	3,088
PIMCO VIT All Asset Portfolio, Advisor Class (6/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.48	$1.30	$1.29	$1.15	$0.96	$1.15	$1.07	$1.00
Accumulation unit value at end of period	$1.47	$1.47	$1.48	$1.30	$1.29	$1.15	$0.96	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	14,089	18,682	23,468	20,990	18,465	351,435	346,275	235,995	82,883
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	188	286	246	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	909	661	—	—	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,692	1,001	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.46	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	295,390	319,087	288,564	249,264	79,955	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.46	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	351,169	528,534	569,607	673,876	709,794	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.07	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.07	$1.11	$1.07	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	553	637	795	363	370	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,113	700	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.16	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.09	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	403	517	1,263	1,140	163	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.29	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	10,923	13,180	18,165	18,865	19,071	489,118	159,105	125,450	53,228
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.25	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.51	$1.25	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,388	1,114	1,025	924	276	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.44	$1.22	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.97	$1.93	$1.44	$1.22	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	868	884	817	665	199	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.17	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86,974	111,142	179,383	124,664	37,862	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	230,224	337,162	632,917	517,244	407,564	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.09	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.29	$1.09	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	752	640	350	453	143	—	—	—	—

34	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.12	$1.06	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.16	$1.12	$1.06	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,418	1,889	1,208	975	376	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	312	149	—	—	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.33	$1.20	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.72	$1.33	$1.20	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	208	263	261	175	52	—	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.44	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	722	598	408	382	65	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.10	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	$1.10	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	603	763	894	695	369	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.75	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	313	302	295	206	67	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.34	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.72	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	260	209	218	92	64	—	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.77	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	357	403	284	147	87	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.20	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.32	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,584,772	1,702,393	1,710,156	1,372,850	543,150	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.20	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.32	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,477,583	3,816,277	3,811,596	3,866,447	4,048,660	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,045,332	1,171,461	1,155,594	1,004,346	382,806	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,268,064	1,972,689	2,256,097	2,609,307	2,821,858	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.24	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	258,787	329,279	429,367	310,373	130,486	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.24	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	665,239	860,888	1,156,617	1,071,873	1,012,023	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.60	$1.41	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,228	1,088	1,065	707	214	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	35

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.36	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.72	$1.36	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	360	379	366	213	15	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.37	$1.22	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.02	$1.85	$1.37	$1.22	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	168	170	128	140	11	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.40	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.94	$1.40	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128	166	154	120	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.31	$1.17	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.75	$1.31	$1.17	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	193	234	212	134	73	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.71	$1.28	$1.14	$1.20	$0.97	$0.72	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.73	$1.71	$1.28	$1.14	$1.20	$0.97	$0.72	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	5,542	6,596	7,960	9,513	11,214	373,857	309,935	185,435	24,338
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.45	$1.21	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	213	234	145	82	9	—	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	323	217	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.22	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.55	$1.22	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	335	343	296	219	138	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.06	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.49	$1.35	$1.06	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	6,597	8,304	9,484	11,367	12,854	634,379	315,690	173,483	64,829
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.06	$1.05	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	$1.06	$1.05	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	466	508	824	320	184	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.32	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.97	$1.78	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	689	669	752	563	230	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.73	$1.28	$1.11	$1.19	$0.99	$0.73	$1.16	$1.10	$1.00
Accumulation unit value at end of period	$1.92	$1.73	$1.28	$1.11	$1.19	$0.99	$0.73	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,524	1,483	1,530	1,610	922	738	671	780	107
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.03	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	613	203	218	67	39	—	—	—	—
Wanger International (6/26/2006)
Accumulation unit value at beginning of period	$1.76	$1.45	$1.20	$1.42	$1.15	$0.77	$1.43	$1.24	$1.00
Accumulation unit value at end of period	$1.67	$1.76	$1.45	$1.20	$1.42	$1.15	$0.77	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	18,169	20,183	21,094	24,125	26,504	187,502	120,530	56,104	23,903
Wanger USA (6/26/2006)
Accumulation unit value at beginning of period	$1.76	$1.33	$1.11	$1.16	$0.95	$0.68	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.83	$1.76	$1.33	$1.11	$1.16	$0.95	$0.68	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	15,273	17,494	18,923	21,342	22,943	153,936	123,418	77,217	9,756

36	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo Advantage VT International Equity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.18	$0.99	$0.88	$1.02	$0.89	$0.77	$1.34	$1.17	$1.00
Accumulation unit value at end of period	$1.11	$1.18	$0.99	$0.88	$1.02	$0.89	$0.77	$1.34	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5,063	5,763	7,030	7,768	8,294	298,706	4,123	4,214	1,467
Wells Fargo Advantage VT Opportunity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.35	$1.18	$1.26	$1.03	$0.70	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.92	$1.75	$1.35	$1.18	$1.26	$1.03	$0.70	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	4,010	4,561	4,859	5,638	2,066	2,178	1,767	2,129	556
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.15	$1.44	$1.35	$1.43	$1.14	$0.75	$1.29	$1.15	$1.00
Accumulation unit value at end of period	$2.09	$2.15	$1.44	$1.35	$1.43	$1.14	$0.75	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	5,436	6,304	6,577	7,143	8,077	7,416	5,757	5,179	1,212
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	596	258	—	—	—	—	—	—	—

Variable account charges of 0.95% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,226	791	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.30	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.35	$1.30	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,097	1,106	1,313	1,642	2,571	3,654	2,593	2,415	5,609	801
AB VPS Growth and Income Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.70	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07
Accumulation unit value at end of period	$1.84	$1.70	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	17,244	20,041	23,312	28,840	33,656	41,871	53,105	74,246	84,552	91,924
AB VPS International Value Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.82	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61
Accumulation unit value at end of period	$1.69	$1.82	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	26,270	31,753	38,807	49,799	63,534	93,058	122,930	135,634	127,479	94,909
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.33	$1.16	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.04	$1.81	$1.33	$1.16	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,377	589	267	93	2	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,397	3,655	—	—	—	—	—	—	—	—
American Century VP International, Class I (9/15/1999)
Accumulation unit value at beginning of period	$1.54	$1.27	$1.06	$1.21	$1.08	$0.82	$1.49	$1.28	$1.03	$0.92
Accumulation unit value at end of period	$1.44	$1.54	$1.27	$1.06	$1.21	$1.08	$0.82	$1.49	$1.28	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,797	4,384	5,102	6,878	9,446	13,469	17,171	22,876	26,483	30,007
American Century VP International, Class II (8/13/2001)
Accumulation unit value at beginning of period	$1.70	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15	$1.03
Accumulation unit value at end of period	$1.58	$1.70	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	6,783	7,794	8,843	10,596	12,837	15,628	19,242	25,059	26,700	27,136
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.49	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.71	$1.49	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,214	6,845	6,830	7,355	8,798	25,355	30,504	28,466	—	—
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$1.60	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	$1.00
Accumulation unit value at end of period	$1.74	$1.60	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,475	3,871	4,871	5,322	5,909	6,957	7,931	8,170	35,411	4,856
American Century VP Value, Class I (9/15/1999)
Accumulation unit value at beginning of period	$2.48	$1.90	$1.67	$1.67	$1.49	$1.25	$1.73	$1.84	$1.57	$1.51
Accumulation unit value at end of period	$2.78	$2.48	$1.90	$1.67	$1.67	$1.49	$1.25	$1.73	$1.84	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	7,623	9,064	10,633	12,699	16,669	22,547	27,547	40,862	47,256	53,403

RIVERSOURCE VARIABLE ACCOUNT 10 ■	37

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29
Accumulation unit value at end of period	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	26,320	29,234	31,529	36,454	41,940	48,731	56,747	81,683	93,343	95,710
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.17	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,638	11,699	3,226	—	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio (5/1/2000)
Accumulation unit value at beginning of period	$1.39	$1.19	$1.09	$1.05	$0.95	$0.76	$1.12	$1.10	$1.02	$0.98
Accumulation unit value at end of period	$1.51	$1.39	$1.19	$1.09	$1.05	$0.95	$0.76	$1.12	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	5,003	5,639	6,095	6,505	8,238	9,852	12,240	17,034	19,334	19,301
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.81	$1.24	$1.05	$1.05	$0.85	$0.60	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.87	$1.81	$1.24	$1.05	$1.05	$0.85	$0.60	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,587	1,652	1,133	926	1,019	1,436	1,203	741	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.61	$1.34	$1.18	$1.16	$1.04	$0.85	$1.22	$1.21	$1.07	$1.04
Accumulation unit value at end of period	$1.75	$1.61	$1.34	$1.18	$1.16	$1.04	$0.85	$1.22	$1.21	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	33,526	33,040	33,359	39,535	45,791	55,353	51,095	74,966	74,221	77,525
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,034	5,954	1,172	825	694	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.17	$1.18	$1.19	$1.20	$1.18	$1.14	$1.10	$1.08
Accumulation unit value at end of period	$1.14	$1.15	$1.16	$1.17	$1.18	$1.19	$1.20	$1.18	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	39,251	50,331	61,799	82,185	92,405	140,419	290,095	247,870	211,744	147,452
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.93	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	587	150	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,364	2,048	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,824	428	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.14	$1.07	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,718	5,271	6,013	3,544	836	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.69	$1.75	$1.64	$1.56	$1.45	$1.28	$1.38	$1.32	$1.28	$1.26
Accumulation unit value at end of period	$1.77	$1.69	$1.75	$1.64	$1.56	$1.45	$1.28	$1.38	$1.32	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	85,500	107,141	156,667	174,738	214,494	447,493	430,993	408,270	351,043	257,273
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.28	$1.14	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.61	$1.28	$1.14	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,707	3,248	1,392	844	229	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.20	$1.75	$1.55	$1.65	$1.42	$1.13	$1.91	$1.79	$1.51	$1.34
Accumulation unit value at end of period	$2.39	$2.20	$1.75	$1.55	$1.65	$1.42	$1.13	$1.91	$1.79	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	73,666	87,069	99,992	126,113	156,962	307,581	329,220	363,274	383,460	278,737
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,761	1,137	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.14	$0.95	$1.22	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.10	$1.14	$0.95	$1.22	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,297	3,910	1,839	1,102	414	—	—	—	—	—

38	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$2.36	$2.43	$2.03	$2.60	$2.19	$1.27	$2.77	$2.02	$1.53	$1.15
Accumulation unit value at end of period	$2.29	$2.36	$2.43	$2.03	$2.60	$2.19	$1.27	$2.77	$2.02	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	15,636	18,677	22,279	27,455	33,567	47,289	61,879	50,491	51,867	44,244
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.13	$1.08	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.04	$1.13	$1.08	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,668	2,699	2,020	1,190	353	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.74	$1.90	$1.81	$1.74	$1.65	$1.49	$1.51	$1.42	$1.34	$1.43
Accumulation unit value at end of period	$1.74	$1.74	$1.90	$1.81	$1.74	$1.65	$1.49	$1.51	$1.42	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	28,727	36,258	48,278	56,664	68,524	137,253	142,773	141,675	123,834	102,876
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.29	$1.13	$1.08	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.36	$1.29	$1.13	$1.08	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,903	4,568	2,838	1,107	225	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.20	$2.09	$1.82	$1.74	$1.54	$1.01	$1.37	$1.35	$1.23	$1.20
Accumulation unit value at end of period	$2.25	$2.20	$2.09	$1.82	$1.74	$1.54	$1.01	$1.37	$1.35	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	48,391	55,214	64,192	73,576	89,489	111,734	125,862	186,775	221,767	237,711
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.13	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.33	$1.28	$1.13	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,213	15,891	1,475	587	160	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.83	$1.76	$1.55	$1.47	$1.31	$0.93	$1.16	$1.14	$1.06	$1.04
Accumulation unit value at end of period	$1.88	$1.83	$1.76	$1.55	$1.47	$1.31	$0.93	$1.16	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	20,662	24,731	32,890	34,819	39,448	141,698	76,770	65,977	61,812	18,068
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.20	$1.03	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.46	$1.20	$1.03	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,445	889	446	166	44	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.27	$1.05	$0.90	$1.04	$0.92	$0.73	$1.24	$1.11	$0.90	$0.80
Accumulation unit value at end of period	$1.15	$1.27	$1.05	$0.90	$1.04	$0.92	$0.73	$1.24	$1.11	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	12,233	14,336	16,902	21,875	27,645	35,421	42,730	58,762	64,541	61,793
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.38	$1.16	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.00	$1.77	$1.38	$1.16	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,650	1,074	553	92	23	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$0.94	$0.73	$0.61	$0.64	$0.55	$0.41	$0.74	$0.72	$0.66	$0.61
Accumulation unit value at end of period	$1.06	$0.94	$0.73	$0.61	$0.64	$0.55	$0.41	$0.74	$0.72	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	37,413	44,063	51,318	60,544	72,817	90,930	116,110	186,447	216,237	212,229
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.42	$1.26	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.13	$1.87	$1.42	$1.26	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,150	553	251	40	9	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.22	$0.92	$0.82	$0.79	$0.68	$0.55	$0.96	$0.94	$0.82	$0.78
Accumulation unit value at end of period	$1.40	$1.22	$0.92	$0.82	$0.79	$0.68	$0.55	$0.96	$0.94	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	57,394	69,472	84,369	100,737	120,427	147,939	180,807	242,876	290,744	144,230
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.02	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.08	$1.07	$1.02	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,837	2,142	1,603	889	432	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47,213	23,356	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	214,158	98,193	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	39

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,530,962	541,712	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,245,376	2,279,309	956,051	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2006)
Accumulation unit value at beginning of period	$1.55	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	$1.00	—
Accumulation unit value at end of period	$1.68	$1.55	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	20,336	25,062	30,586	39,805	50,453	214,161	176,791	113,001	66,352	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00	—
Accumulation unit value at end of period	$1.08	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	7,333	8,266	9,260	12,277	16,307	20,723	26,849	22,702	32,712	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.17	$1.07	$1.27	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.62	$1.52	$1.17	$1.07	$1.27	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	682	384	92	91	19	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2001)
Accumulation unit value at beginning of period	$1.80	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11
Accumulation unit value at end of period	$1.92	$1.80	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	9,107	10,976	13,009	16,901	21,606	26,343	25,504	35,043	43,939	31,419
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.34	$1.14	$1.26	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.03	$1.83	$1.34	$1.14	$1.26	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,007	1,383	354	215	50	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$1.98	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	$1.00
Accumulation unit value at end of period	$2.20	$1.98	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	9,450	10,346	11,045	14,817	19,331	32,037	45,362	43,555	54,642	4,982
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,051	707	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (5/1/2000)
Accumulation unit value at beginning of period	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$0.99	$0.86	$0.84
Accumulation unit value at end of period	$1.53	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$0.99	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	37,322	38,404	40,265	46,053	55,090	65,626	73,795	92,416	104,302	122,070
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.37	$1.17	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.06	$1.87	$1.37	$1.17	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,473	533	91	52	32	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$1.84	$1.35	$1.15	$1.18	$0.99	$0.79	$1.32	$1.34	$1.13	$1.09
Accumulation unit value at end of period	$2.03	$1.84	$1.35	$1.15	$1.18	$0.99	$0.79	$1.32	$1.34	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	7,377	6,539	4,932	6,465	6,063	3,736	2,900	4,152	4,707	3,594
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.34	$1.15	$1.27	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.07	$1.97	$1.34	$1.15	$1.27	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	964	564	193	81	47	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$2.72	$1.85	$1.59	$1.75	$1.39	$1.01	$1.65	$1.74	$1.58	$1.52
Accumulation unit value at end of period	$2.85	$2.72	$1.85	$1.59	$1.75	$1.39	$1.01	$1.65	$1.74	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	6,640	7,407	8,170	10,076	12,744	15,189	18,734	28,329	38,372	46,718
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	$1.05	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,404	3,947	3,269	1,394	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	$1.01	$1.00	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,039	1,116	1,594	1,177	498	—	—	—	—	—

40	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (9/15/1999)
Accumulation unit value at beginning of period	$1.30	$1.34	$1.33	$1.33	$1.30	$1.24	$1.29	$1.24	$1.20	$1.20
Accumulation unit value at end of period	$1.36	$1.30	$1.34	$1.33	$1.33	$1.30	$1.24	$1.29	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	29,517	37,054	52,934	61,501	78,228	88,306	108,778	104,637	108,222	121,249
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.75	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	$1.00	—
Accumulation unit value at end of period	$0.62	$0.75	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	14,175	17,008	21,622	25,966	26,305	26,662	22,011	12,631	26,224	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,736	6,629	2,284	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2006)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	$1.00	—
Accumulation unit value at end of period	$1.28	$1.28	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	50,073	65,553	50,815	55,759	56,862	105,964	79,727	71,987	59,159	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00	—
Accumulation unit value at end of period	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	70,307	76,647	84,137	102,175	120,336	167,696	237,020	166,815	127,364	—
Fidelity® VIP Growth & Income Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$1.62	$1.23	$1.05	$1.04	$0.91	$0.73	$1.26	$1.14	$1.01	$0.95
Accumulation unit value at end of period	$1.77	$1.62	$1.23	$1.05	$1.04	$0.91	$0.73	$1.26	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	13,602	16,171	19,404	23,702	32,463	43,167	55,844	75,513	89,221	108,101
Fidelity® VIP Growth & Income Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.77	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12	$1.05
Accumulation unit value at end of period	$1.93	$1.77	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	23,702	28,446	32,761	38,733	47,072	57,593	72,387	96,482	112,864	121,317
Fidelity® VIP Mid Cap Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$5.10	$3.79	$3.33	$3.77	$2.95	$2.13	$3.56	$3.11	$2.79	$2.38
Accumulation unit value at end of period	$5.37	$5.10	$3.79	$3.33	$3.77	$2.95	$2.13	$3.56	$3.11	$2.79
Number of accumulation units outstanding at end of period (000 omitted)	8,686	10,285	12,401	16,339	22,725	32,282	41,030	52,936	63,504	70,537
Fidelity® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57
Accumulation unit value at end of period	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	37,014	43,257	50,560	63,182	76,313	106,479	136,525	156,364	174,833	157,678
Fidelity® VIP Overseas Portfolio Service Class (9/15/1999)
Accumulation unit value at beginning of period	$1.52	$1.18	$0.98	$1.20	$1.07	$0.86	$1.54	$1.33	$1.14	$0.96
Accumulation unit value at end of period	$1.38	$1.52	$1.18	$0.98	$1.20	$1.07	$0.86	$1.54	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4,851	5,705	7,128	9,288	14,044	19,097	24,686	32,307	37,262	40,363
Fidelity® VIP Overseas Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.84	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39	$1.18
Accumulation unit value at end of period	$1.67	$1.84	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	11,977	14,012	16,360	20,346	24,715	29,954	37,943	48,192	52,627	48,642
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,509	2,729	—	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$2.40	$2.37	$1.88	$2.01	$1.68	$1.42	$2.49	$3.18	$2.66	$2.37
Accumulation unit value at end of period	$2.74	$2.40	$2.37	$1.88	$2.01	$1.68	$1.42	$2.49	$3.18	$2.66
Number of accumulation units outstanding at end of period (000 omitted)	15,352	17,380	18,941	21,820	25,510	31,073	39,491	59,503	81,589	88,911
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,796	4,629	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17
Accumulation unit value at end of period	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	17,372	20,113	22,778	27,767	33,994	39,361	47,292	65,658	63,662	50,166
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (9/15/1999)
Accumulation unit value at beginning of period	$3.80	$2.82	$2.40	$2.52	$1.98	$1.55	$2.34	$2.42	$2.09	$1.94
Accumulation unit value at end of period	$3.79	$3.80	$2.82	$2.40	$2.52	$1.98	$1.55	$2.34	$2.42	$2.09
Number of accumulation units outstanding at end of period (000 omitted)	11,090	12,772	14,443	18,246	22,799	28,730	36,256	46,935	55,078	55,521

RIVERSOURCE VARIABLE ACCOUNT 10 ■	41

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,367	5,007	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$3.92	$2.98	$2.54	$2.74	$2.21	$1.68	$2.69	$2.63	$2.29	$2.05
Accumulation unit value at end of period	$4.41	$3.92	$2.98	$2.54	$2.74	$2.21	$1.68	$2.69	$2.63	$2.29
Number of accumulation units outstanding at end of period (000 omitted)	18,356	22,012	26,253	33,368	41,459	51,883	65,990	96,413	112,452	117,932
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	382	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$2.56	$1.90	$1.70	$1.71	$1.32	$1.05	$1.60	$1.94	$1.74	$1.66
Accumulation unit value at end of period	$2.71	$2.56	$1.90	$1.70	$1.71	$1.32	$1.05	$1.60	$1.94	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	1,131	1,370	1,617	2,042	3,152	3,988	5,064	7,429	9,981	12,490
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/15/1999)
Accumulation unit value at beginning of period	$1.49	$1.09	$0.96	$0.93	$0.84	$0.70	$1.12	$1.15	$1.02	$0.97
Accumulation unit value at end of period	$1.71	$1.49	$1.09	$0.96	$0.93	$0.84	$0.70	$1.12	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	27,852	32,151	38,124	45,869	57,775	70,758	87,685	126,734	160,736	168,697
Invesco V.I. American Franchise Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.34	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,080	4,650	5,741	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.34	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,892	17,219	21,813	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,340	4,139	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.87	$1.39	$1.18	$1.22	$1.07	$0.84	$1.32	$1.36	$1.18	$1.15
Accumulation unit value at end of period	$2.03	$1.87	$1.39	$1.18	$1.22	$1.07	$0.84	$1.32	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	24,290	30,112	35,922	43,939	51,081	95,224	120,656	113,380	130,395	96,755
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.40	$1.08	$0.92	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.40	$1.08	$0.92	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,516	5,509	4,566	4,289	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.78	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	$1.00	—
Accumulation unit value at end of period	$2.11	$1.78	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	5,708	5,335	4,583	4,633	4,675	5,414	5,240	3,964	15,226	—
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.70	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00
Accumulation unit value at end of period	$1.69	$1.70	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	15,999	15,539	17,045	20,480	24,477	76,801	53,711	23,729	1,198	107
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.33	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,465	5,337	6,385	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.32	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,767	4,529	5,179	—	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.12	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72	$0.71
Accumulation unit value at end of period	$1.23	$1.12	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	6,136	7,262	8,097	9,279	10,745	11,446	8,853	10,072	12,094	14,960
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,642	5,339	—	—	—	—	—	—	—	—

42	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Janus Aspen Series Enterprise Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.05	$0.80	$0.69	$0.71	$0.57	$0.40	$0.72	$0.59	$0.53	$0.48
Accumulation unit value at end of period	$1.16	$1.05	$0.80	$0.69	$0.71	$0.57	$0.40	$0.72	$0.59	$0.53
Number of accumulation units outstanding at end of period (000 omitted)	4,202	4,877	5,538	6,760	9,504	12,181	15,191	18,083	20,670	24,803
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,319	1,772	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,244	1,944	60	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$0.78	$0.58	$0.49	$0.54	$0.44	$0.28	$0.51	$0.42	$0.40	$0.36
Accumulation unit value at end of period	$0.84	$0.78	$0.58	$0.49	$0.54	$0.44	$0.28	$0.51	$0.42	$0.40
Number of accumulation units outstanding at end of period (000 omitted)	7,502	8,912	10,178	12,352	16,131	19,312	16,671	19,559	22,668	24,131
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,359	9,102	10,929	13,639	18,753	168,562	128,192	72,177	—	—
Janus Aspen Series Overseas Portfolio: Service Shares (5/1/2000)
Accumulation unit value at beginning of period	$1.49	$1.31	$1.17	$1.75	$1.41	$0.80	$1.68	$1.33	$0.91	$0.70
Accumulation unit value at end of period	$1.29	$1.49	$1.31	$1.17	$1.75	$1.41	$0.80	$1.68	$1.33	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	12,453	15,967	20,796	28,873	39,710	46,612	54,116	64,174	61,879	59,325
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,470	1,416	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (5/1/2000)
Accumulation unit value at beginning of period	$1.08	$0.84	$0.72	$0.73	$0.66	$0.48	$0.76	$0.69	$0.65	$0.63
Accumulation unit value at end of period	$1.19	$1.08	$0.84	$0.72	$0.73	$0.66	$0.48	$0.76	$0.69	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	18,578	22,333	26,339	29,974	35,505	44,235	44,360	58,819	73,300	84,506
MFS® New Discovery Series – Service Class (5/1/2000)
Accumulation unit value at beginning of period	$1.92	$1.37	$1.15	$1.29	$0.96	$0.60	$0.99	$0.98	$0.88	$0.84
Accumulation unit value at end of period	$1.76	$1.92	$1.37	$1.15	$1.29	$0.96	$0.60	$0.99	$0.98	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	9,073	12,730	14,561	18,476	17,906	20,432	22,831	31,915	38,120	48,503
MFS® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18
Accumulation unit value at end of period	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	21,703	22,161	24,763	28,483	30,235	35,891	43,832	51,479	45,869	35,163
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.21	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—
Accumulation unit value at end of period	$1.36	$1.21	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—
Number of accumulation units outstanding at end of period (000 omitted)	9,869	11,018	11,521	13,857	16,073	38,794	50,326	29,814	27,318	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—
Accumulation unit value at end of period	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	5,706	6,523	7,547	11,091	11,306	12,049	11,266	9,199	17,529	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	390	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.08	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.04	$1.08	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	3,552	3,805	3,744	4,654	5,093	40,525	41,079	30,611	26,517	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.25	$1.14	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.70	$1.25	$1.14	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	484	362	191	137	12	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.03	$1.62	$1.35	$1.49	$1.30	$0.94	$1.59	$1.51	$1.30	$1.15
Accumulation unit value at end of period	$2.05	$2.03	$1.62	$1.35	$1.49	$1.30	$0.94	$1.59	$1.51	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	12,255	13,330	14,055	16,697	18,638	21,263	24,950	32,187	34,962	20,721

RIVERSOURCE VARIABLE ACCOUNT 10 ■	43

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Oppenheimer Global Strategic Income Fund/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.55	$1.57	$1.40	$1.41	$1.24	$1.06	$1.25	$1.15	$1.08	$1.07
Accumulation unit value at end of period	$1.58	$1.55	$1.57	$1.40	$1.41	$1.24	$1.06	$1.25	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	87,326	106,841	136,644	159,925	193,872	350,910	395,298	360,480	226,000	94,657
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.21	$1.59	$1.36	$1.41	$1.16	$0.85	$1.39	$1.42	$1.25	$1.15
Accumulation unit value at end of period	$2.44	$2.21	$1.59	$1.36	$1.41	$1.16	$0.85	$1.39	$1.42	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	8,752	8,651	8,534	9,937	12,889	15,634	18,861	23,107	22,606	12,037
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00	—
Accumulation unit value at end of period	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	30,891	40,275	51,223	49,462	49,921	127,629	131,661	82,318	76,067	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.94	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,023	1,373	1,076	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,259	2,683	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.87	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08	$0.96
Accumulation unit value at end of period	$2.37	$1.87	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4,272	4,170	4,303	5,005	5,824	7,349	8,551	11,073	13,569	14,517
Putnam VT International Equity Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.63	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27	$1.15
Accumulation unit value at end of period	$1.51	$1.63	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	4,355	4,853	5,772	7,324	8,590	10,504	13,381	18,697	21,524	23,458
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.06	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.66	$1.23	$1.06	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,247	6,713	7,461	9,245	11,503	—	—	—	—	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (9/15/1999)
Accumulation unit value at beginning of period	$4.30	$3.59	$3.37	$3.87	$3.00	$1.92	$3.41	$3.32	$2.76	$2.50
Accumulation unit value at end of period	$4.11	$4.30	$3.59	$3.37	$3.87	$3.00	$1.92	$3.41	$3.32	$2.76
Number of accumulation units outstanding at end of period (000 omitted)	2,559	3,219	4,108	5,376	7,434	9,775	11,919	16,534	20,055	22,867
Third Avenue Value Portfolio (9/21/1999)
Accumulation unit value at beginning of period	$3.24	$2.75	$2.18	$2.80	$2.48	$1.72	$3.08	$3.27	$2.85	$2.51
Accumulation unit value at end of period	$3.35	$3.24	$2.75	$2.18	$2.80	$2.48	$1.72	$3.08	$3.27	$2.85
Number of accumulation units outstanding at end of period (000 omitted)	3,329	4,084	4,999	6,239	8,717	12,094	15,600	23,616	28,313	32,580
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.77	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,658	856	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	199,324	205,762	177,549	153,074	45,018	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54,255	80,004	87,969	109,521	123,203	—	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.10	$1.06	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,028	1,882	1,851	479	120	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,342	1,428	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.16	$1.11	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.16	$1.11	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,633	1,568	1,542	739	310	—	—	—	—	—

44	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.30	$1.38	$1.32	$1.21	$1.18	$1.11	$1.12	$1.05	$1.05	$1.03
Accumulation unit value at end of period	$1.39	$1.30	$1.38	$1.32	$1.21	$1.18	$1.11	$1.12	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	26,715	33,722	48,160	54,821	63,669	192,220	113,444	88,734	95,224	51,906
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.24	$1.03	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.50	$1.24	$1.03	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,874	2,717	1,263	833	244	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.44	$1.21	$1.29	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.96	$1.92	$1.44	$1.21	$1.29	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,463	1,833	836	553	149	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	100,672	134,759	211,589	152,207	39,107	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65,491	91,676	146,041	137,636	129,583	—	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.09	$0.94	$1.18	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.29	$1.09	$0.94	$1.18	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,719	1,071	459	359	89	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.06	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.15	$1.12	$1.06	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,976	4,938	1,624	1,214	172	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	876	408	—	—	—	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.32	$1.20	$1.24	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.72	$1.32	$1.20	$1.24	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	860	771	700	442	57	—	—	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.22	$1.07	$1.16	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.44	$1.22	$1.07	$1.16	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,748	1,496	533	369	28	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.06	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.06	$1.10	$1.06	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	742	762	1,027	678	437	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.38	$1.20	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.75	$1.38	$1.20	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,080	663	328	156	46	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.34	$1.19	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.72	$1.34	$1.19	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	660	432	162	101	15	—	—	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.31	$1.14	$1.16	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.76	$1.31	$1.14	$1.16	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,363	1,292	425	287	33	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,313,689	1,372,194	1,323,161	1,036,629	372,331	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	628,237	704,894	756,580	839,441	951,448	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	45

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	712,898	755,350	671,792	586,675	199,756	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	254,402	336,824	380,336	451,744	514,222	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	321,778	370,454	457,930	335,257	125,196	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.24	$1.17	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187,724	235,162	314,235	323,133	335,424	—	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.38	$1.07	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.41	$1.38	$1.07	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,953	2,042	906	442	140	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	129	—	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.35	$1.20	$1.17	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.71	$1.35	$1.20	$1.17	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,418	1,032	618	230	26	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.37	$1.22	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.01	$1.84	$1.37	$1.22	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	406	298	177	51	6	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.40	$1.27	$1.29	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.93	$1.40	$1.27	$1.29	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	765	536	295	193	10	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.31	$1.16	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.74	$1.31	$1.16	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	838	748	447	224	132	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (8/14/2001)
Accumulation unit value at beginning of period	$2.86	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51
Accumulation unit value at end of period	$2.89	$2.86	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	11,003	13,581	16,925	21,324	26,229	81,111	85,345	79,474	69,587	72,463
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.01	$1.17	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.45	$1.21	$1.01	$1.17	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	987	635	123	59	6	—	—	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	646	90	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.22	$1.11	$1.16	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.55	$1.22	$1.11	$1.16	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	773	655	445	380	103	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.30	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—
Accumulation unit value at end of period	$1.44	$1.30	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	5,373	6,310	7,221	9,394	12,490	163,841	98,708	55,721	57,963	—

46	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.06	$1.04	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	$1.06	$1.04	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	575	549	756	268	35	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.32	$1.14	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.96	$1.77	$1.32	$1.14	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,157	857	588	340	45	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$1.99	$1.48	$1.28	$1.38	$1.14	$0.84	$1.34	$1.28	$1.12	$1.12
Accumulation unit value at end of period	$2.21	$1.99	$1.48	$1.28	$1.38	$1.14	$0.84	$1.34	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,747	2,014	2,101	2,436	2,760	3,165	3,807	5,203	5,724	5,777
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.02	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.02	$1.02	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,014	613	308	172	74	—	—	—	—	—
Wanger International (9/15/1999)
Accumulation unit value at beginning of period	$3.15	$2.60	$2.16	$2.55	$2.06	$1.39	$2.58	$2.24	$1.65	$1.37
Accumulation unit value at end of period	$2.98	$3.15	$2.60	$2.16	$2.55	$2.06	$1.39	$2.58	$2.24	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	23,709	27,965	32,328	41,066	50,298	80,522	88,899	108,613	122,718	114,381
Wanger USA (9/15/1999)
Accumulation unit value at beginning of period	$3.01	$2.27	$1.91	$2.00	$1.64	$1.16	$1.94	$1.86	$1.74	$1.58
Accumulation unit value at end of period	$3.13	$3.01	$2.27	$1.91	$2.00	$1.64	$1.16	$1.94	$1.86	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	30,286	36,897	43,824	54,608	67,604	100,879	117,299	145,262	164,257	169,886
Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$1.70	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09
Accumulation unit value at end of period	$1.99	$1.70	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	5,281	6,211	7,204	8,819	11,303	15,303	19,992	28,981	29,215	32,466
Wells Fargo Advantage VT International Equity Fund – Class 2 (2/4/2004)
Accumulation unit value at beginning of period	$1.59	$1.34	$1.20	$1.39	$1.20	$1.05	$1.82	$1.60	$1.31	$1.15
Accumulation unit value at end of period	$1.49	$1.59	$1.34	$1.20	$1.39	$1.20	$1.05	$1.82	$1.60	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	6,905	7,648	9,560	12,050	15,532	69,836	8,283	11,475	12,674	9,815
Wells Fargo Advantage VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13
Accumulation unit value at end of period	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	7,586	9,027	10,721	13,842	9,802	11,212	13,585	18,131	21,391	25,313
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91
Accumulation unit value at end of period	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	7,461	8,750	10,201	12,890	18,266	20,853	19,000	23,653	17,655	14,334
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,908	770	—	—	—	—	—	—	—	—

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93	70	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.29	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.34	$1.29	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	144	201	280	378	500	609	425	664	2,023	333
AB VPS Growth and Income Portfolio (Class B) (2/13/2002)
Accumulation unit value at beginning of period	$1.84	$1.38	$1.19	$1.13	$1.01	$0.85	$1.45	$1.40	$1.21	$1.16
Accumulation unit value at end of period	$1.99	$1.84	$1.38	$1.19	$1.13	$1.01	$0.85	$1.45	$1.40	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	3,035	3,346	3,991	4,844	5,815	7,705	10,045	14,240	18,481	20,739
AB VPS International Value Portfolio (Class B) (2/13/2002)
Accumulation unit value at beginning of period	$1.89	$1.55	$1.37	$1.72	$1.67	$1.25	$2.71	$2.59	$1.94	$1.68
Accumulation unit value at end of period	$1.75	$1.89	$1.55	$1.37	$1.72	$1.67	$1.25	$2.71	$2.59	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	6,013	6,771	8,028	9,932	12,904	19,906	29,486	32,186	31,867	25,568

RIVERSOURCE VARIABLE ACCOUNT 10 ■	47

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,590	374	—	—	—	—	—	—	—	—
American Century VP International, Class II (2/13/2002)
Accumulation unit value at beginning of period	$1.95	$1.61	$1.35	$1.55	$1.38	$1.05	$1.92	$1.64	$1.33	$1.19
Accumulation unit value at end of period	$1.83	$1.95	$1.61	$1.35	$1.55	$1.38	$1.05	$1.92	$1.64	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	1,844	2,059	2,211	2,794	3,276	3,810	5,162	6,589	7,826	7,538
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.48	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.70	$1.48	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,099	1,161	1,069	1,093	1,356	5,341	7,412	9,862	—	—
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$1.59	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04	$1.00
Accumulation unit value at end of period	$1.73	$1.59	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,050	1,137	1,320	1,442	1,610	1,815	2,188	2,203	12,931	2,015
American Century VP Value, Class II (2/13/2002)
Accumulation unit value at beginning of period	$2.07	$1.59	$1.40	$1.41	$1.26	$1.06	$1.46	$1.56	$1.33	$1.28
Accumulation unit value at end of period	$2.32	$2.07	$1.59	$1.40	$1.41	$1.26	$1.06	$1.46	$1.56	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	5,533	6,277	7,263	8,740	9,687	11,068	13,643	20,382	24,433	25,428
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.17	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,874	1,890	446	—	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio (2/13/2002)
Accumulation unit value at beginning of period	$1.58	$1.35	$1.24	$1.20	$1.08	$0.87	$1.28	$1.26	$1.17	$1.11
Accumulation unit value at end of period	$1.72	$1.58	$1.35	$1.24	$1.20	$1.08	$0.87	$1.28	$1.26	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,369	1,365	1,338	1,430	1,553	1,706	1,873	2,380	3,270	3,186
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.81	$1.24	$1.05	$1.05	$0.84	$0.60	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.86	$1.81	$1.24	$1.05	$1.05	$0.84	$0.60	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	339	361	311	307	364	497	443	225	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.79	$1.48	$1.31	$1.29	$1.16	$0.94	$1.36	$1.35	$1.19	$1.16
Accumulation unit value at end of period	$1.95	$1.79	$1.48	$1.31	$1.29	$1.16	$0.94	$1.36	$1.35	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	5,789	4,776	4,618	5,115	6,232	8,438	2,967	5,018	4,466	3,385
Columbia Variable Portfolio – Cash Management Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.07	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01	$0.99
Accumulation unit value at end of period	$1.04	$1.05	$1.06	$1.07	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7,166	7,544	9,286	10,407	13,198	23,076	51,260	39,420	37,806	22,067
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.93	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	22	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	404	217	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	721	269	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.48	$1.53	$1.44	$1.36	$1.27	$1.12	$1.21	$1.16	$1.12	$1.11
Accumulation unit value at end of period	$1.55	$1.48	$1.53	$1.44	$1.36	$1.27	$1.12	$1.21	$1.16	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	13,295	16,830	23,880	26,268	33,910	89,692	93,379	103,330	87,923	50,746
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.23	$1.77	$1.57	$1.67	$1.44	$1.14	$1.94	$1.82	$1.53	$1.36
Accumulation unit value at end of period	$2.42	$2.23	$1.77	$1.57	$1.67	$1.44	$1.14	$1.94	$1.82	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	14,735	16,712	18,169	22,186	27,619	59,080	64,717	69,629	75,610	47,282
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	346	199	—	—	—	—	—	—	—	—

48	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$3.14	$3.23	$2.71	$3.46	$2.92	$1.69	$3.70	$2.70	$2.04	$1.54
Accumulation unit value at end of period	$3.04	$3.14	$3.23	$2.71	$3.46	$2.92	$1.69	$3.70	$2.70	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	2,859	3,421	3,741	4,202	4,807	7,245	11,453	9,394	9,829	8,412
Columbia Variable Portfolio – Global Bond Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.69	$1.85	$1.75	$1.69	$1.60	$1.45	$1.47	$1.38	$1.31	$1.39
Accumulation unit value at end of period	$1.69	$1.69	$1.85	$1.75	$1.69	$1.60	$1.45	$1.47	$1.38	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	3,824	5,125	7,311	8,322	10,119	24,423	26,925	31,193	26,716	18,771
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.34	$2.22	$1.94	$1.85	$1.64	$1.08	$1.46	$1.44	$1.32	$1.28
Accumulation unit value at end of period	$2.40	$2.34	$2.22	$1.94	$1.85	$1.64	$1.08	$1.46	$1.44	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	5,206	5,972	6,844	7,401	8,986	10,600	13,016	20,960	27,180	28,189
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/26/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,705	5,334	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.82	$1.75	$1.54	$1.46	$1.31	$0.93	$1.15	$1.14	$1.06	$1.04
Accumulation unit value at end of period	$1.87	$1.82	$1.75	$1.54	$1.46	$1.31	$0.93	$1.15	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3,632	4,373	5,473	5,360	6,861	29,266	19,612	20,632	21,052	7,061
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.99	$1.65	$1.42	$1.63	$1.45	$1.15	$1.94	$1.74	$1.42	$1.26
Accumulation unit value at end of period	$1.81	$1.99	$1.65	$1.42	$1.63	$1.45	$1.15	$1.94	$1.74	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	1,217	1,526	1,780	2,246	2,671	3,118	3,748	5,324	5,986	5,133
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.52	$1.18	$0.99	$1.03	$0.89	$0.66	$1.19	$1.17	$1.06	$0.99
Accumulation unit value at end of period	$1.72	$1.52	$1.18	$0.99	$1.03	$0.89	$0.66	$1.19	$1.17	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3,522	4,171	4,822	5,957	7,579	9,725	12,689	20,603	24,725	23,296
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.55	$1.17	$1.04	$1.00	$0.86	$0.70	$1.22	$1.20	$1.05	$1.00
Accumulation unit value at end of period	$1.77	$1.55	$1.17	$1.04	$1.00	$0.86	$0.70	$1.22	$1.20	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	5,207	6,899	8,622	10,274	13,426	16,370	18,986	23,697	27,942	27,550
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	182	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	151	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,221	381	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,209	11,316	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,913	5,808	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2006)
Accumulation unit value at beginning of period	$1.55	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	$1.00	—
Accumulation unit value at end of period	$1.67	$1.55	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	3,986	4,799	5,755	7,119	8,954	47,208	42,915	31,378	21,100	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.14	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	$1.00	—
Accumulation unit value at end of period	$1.07	$1.14	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	1,465	1,785	2,072	2,622	3,409	4,016	5,121	4,198	9,849	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.86	$1.43	$1.30	$1.55	$1.24	$0.76	$1.40	$1.24	$1.26	$1.15
Accumulation unit value at end of period	$1.97	$1.86	$1.43	$1.30	$1.55	$1.24	$0.76	$1.40	$1.24	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	801	935	1,050	1,366	1,677	2,137	2,135	2,984	4,676	5,505

RIVERSOURCE VARIABLE ACCOUNT 10 ■	49

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$1.97	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19	$1.00
Accumulation unit value at end of period	$2.19	$1.97	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,675	1,944	2,080	2,719	3,568	6,370	9,682	9,445	15,321	622
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	269	271	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.79	$1.37	$1.20	$1.19	$1.05	$0.84	$1.35	$1.30	$1.14	$1.10
Accumulation unit value at end of period	$2.01	$1.79	$1.37	$1.20	$1.19	$1.05	$0.84	$1.35	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4,164	4,282	4,258	5,018	5,760	6,575	7,849	10,644	13,132	14,184
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$1.83	$1.34	$1.14	$1.17	$0.98	$0.79	$1.31	$1.33	$1.13	$1.09
Accumulation unit value at end of period	$2.02	$1.83	$1.34	$1.14	$1.17	$0.98	$0.79	$1.31	$1.33	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	871	851	801	699	657	520	582	925	1,124	921
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.61	$1.78	$1.52	$1.68	$1.34	$0.97	$1.59	$1.68	$1.52	$1.46
Accumulation unit value at end of period	$2.74	$2.61	$1.78	$1.52	$1.68	$1.34	$0.97	$1.59	$1.68	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	892	961	1,027	1,185	1,364	1,760	2,383	3,378	4,827	5,744
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.13	$1.17	$1.16	$1.16	$1.13	$1.09	$1.13	$1.08	$1.05	$1.04
Accumulation unit value at end of period	$1.19	$1.13	$1.17	$1.16	$1.16	$1.13	$1.09	$1.13	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3,842	5,201	7,912	8,324	9,876	11,597	12,804	12,583	16,153	18,707
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.75	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	$1.00	—
Accumulation unit value at end of period	$0.62	$0.75	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	3,914	4,636	5,119	5,777	6,003	6,589	4,848	3,423	9,239	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	687	764	129	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2006)
Accumulation unit value at beginning of period	$1.28	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	$1.00	—
Accumulation unit value at end of period	$1.27	$1.28	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	9,885	12,781	9,306	9,353	8,826	20,977	18,362	19,211	18,826	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.51	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	$1.00	—
Accumulation unit value at end of period	$1.67	$1.51	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	13,520	14,816	16,958	19,991	23,331	32,815	53,546	45,072	40,094	—
Fidelity® VIP Growth & Income Portfolio Service Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$1.83	$1.38	$1.18	$1.18	$1.04	$0.83	$1.44	$1.30	$1.16	$1.09
Accumulation unit value at end of period	$1.99	$1.83	$1.38	$1.18	$1.18	$1.04	$0.83	$1.44	$1.30	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4,940	5,645	6,449	7,478	9,202	10,988	14,570	20,111	25,441	28,158
Fidelity® VIP Mid Cap Portfolio Service Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$3.20	$2.38	$2.10	$2.37	$1.86	$1.35	$2.25	$1.97	$1.77	$1.52
Accumulation unit value at end of period	$3.36	$3.20	$2.38	$2.10	$2.37	$1.86	$1.35	$2.25	$1.97	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	9,929	11,367	13,281	16,089	19,376	28,494	38,797	44,787	53,339	46,944
Fidelity® VIP Overseas Portfolio Service Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.03	$1.58	$1.32	$1.62	$1.45	$1.16	$2.09	$1.80	$1.55	$1.32
Accumulation unit value at end of period	$1.85	$2.03	$1.58	$1.32	$1.62	$1.45	$1.16	$2.09	$1.80	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	2,283	2,343	2,581	3,352	4,194	5,075	6,432	8,255	10,330	9,686
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,584	788	—	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$1.79	$1.77	$1.40	$1.50	$1.25	$1.06	$1.86	$2.37	$1.99	$1.77
Accumulation unit value at end of period	$2.04	$1.79	$1.77	$1.40	$1.50	$1.25	$1.06	$1.86	$2.37	$1.99
Number of accumulation units outstanding at end of period (000 omitted)	3,826	4,216	4,470	5,048	5,793	7,137	9,150	14,263	20,694	22,307
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,385	386	—	—	—	—	—	—	—	—

50	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$1.95	$1.53	$1.35	$1.38	$1.26	$1.01	$1.62	$1.58	$1.35	$1.23
Accumulation unit value at end of period	$2.06	$1.95	$1.53	$1.35	$1.38	$1.26	$1.01	$1.62	$1.58	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	4,517	4,931	5,753	6,986	8,593	10,913	14,362	21,837	22,449	18,871
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.88	$2.13	$1.82	$1.91	$1.51	$1.18	$1.77	$1.84	$1.59	$1.47
Accumulation unit value at end of period	$2.87	$2.88	$2.13	$1.82	$1.91	$1.51	$1.18	$1.77	$1.84	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	2,874	3,323	3,649	4,671	5,667	7,198	8,815	11,862	14,227	13,298
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,009	1,092	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (2/13/2002)
Accumulation unit value at beginning of period	$2.89	$2.19	$1.87	$2.02	$1.63	$1.24	$1.98	$1.94	$1.69	$1.51
Accumulation unit value at end of period	$3.24	$2.89	$2.19	$1.87	$2.02	$1.63	$1.24	$1.98	$1.94	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	4,887	5,598	6,580	8,180	10,069	12,872	16,558	24,512	29,515	30,996
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio—Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (2/13/2002)
Accumulation unit value at beginning of period	$1.79	$1.31	$1.16	$1.12	$1.01	$0.84	$1.35	$1.38	$1.24	$1.17
Accumulation unit value at end of period	$2.06	$1.79	$1.31	$1.16	$1.12	$1.01	$0.84	$1.35	$1.38	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3,338	4,261	5,395	6,563	8,681	11,037	13,564	20,871	27,339	30,636
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.34	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,142	4,596	6,164	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,741	2,115	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.87	$1.39	$1.18	$1.22	$1.06	$0.84	$1.31	$1.36	$1.18	$1.15
Accumulation unit value at end of period	$2.01	$1.87	$1.39	$1.18	$1.22	$1.06	$0.84	$1.31	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	8,390	10,384	12,690	15,566	19,642	32,587	43,694	51,531	60,771	53,896
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.40	$1.08	$0.92	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.40	$1.08	$0.92	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,124	1,111	1,020	1,155	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.78	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	$1.00	—
Accumulation unit value at end of period	$2.10	$1.78	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,156	1,042	843	789	912	956	923	753	5,096	—
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.69	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00
Accumulation unit value at end of period	$1.68	$1.69	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,402	2,225	2,584	2,863	3,166	14,695	14,785	8,000	503	2
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.32	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	95	143	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.32	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	880	1,060	1,152	—	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (2/13/2002)
Accumulation unit value at beginning of period	$1.30	$1.05	$0.95	$1.01	$0.84	$0.54	$0.99	$0.93	$0.85	$0.84
Accumulation unit value at end of period	$1.43	$1.30	$1.05	$0.95	$1.01	$0.84	$0.54	$0.99	$0.93	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	1,629	1,648	1,876	2,296	2,504	2,935	2,808	2,913	3,543	4,728
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,413	614	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	51

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	698	329	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.18	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	20	—	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (2/13/2002)
Accumulation unit value at beginning of period	$1.98	$1.48	$1.25	$1.38	$1.12	$0.72	$1.30	$1.08	$1.01	$0.92
Accumulation unit value at end of period	$2.14	$1.98	$1.48	$1.25	$1.38	$1.12	$0.72	$1.30	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	200	239	249	332	450	384	367	507	505	468
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,371	1,656	1,944	2,218	3,203	38,560	33,658	25,246	—	—
Janus Aspen Series Overseas Portfolio: Service Shares (2/13/2002)
Accumulation unit value at beginning of period	$2.61	$2.31	$2.06	$3.08	$2.49	$1.40	$2.97	$2.34	$1.61	$1.23
Accumulation unit value at end of period	$2.27	$2.61	$2.31	$2.06	$3.08	$2.49	$1.40	$2.97	$2.34	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	425	509	633	970	1,173	1,272	1,603	1,484	1,656	1,555
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	455	183	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (2/13/2002)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.14	$1.14	$1.03	$0.75	$1.20	$1.09	$1.03	$0.99
Accumulation unit value at end of period	$1.86	$1.69	$1.31	$1.14	$1.14	$1.03	$0.75	$1.20	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,528	2,728	2,964	2,867	3,412	4,222	4,927	5,932	8,628	8,658
MFS® New Discovery Series – Service Class (2/13/2002)
Accumulation unit value at beginning of period	$2.28	$1.63	$1.36	$1.54	$1.14	$0.71	$1.18	$1.17	$1.04	$1.00
Accumulation unit value at end of period	$2.09	$2.28	$1.63	$1.36	$1.54	$1.14	$0.71	$1.18	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,157	1,487	1,742	1,875	1,975	2,166	2,718	3,692	5,363	6,257
MFS® Utilities Series – Service Class (2/13/2002)
Accumulation unit value at beginning of period	$3.56	$2.99	$2.67	$2.53	$2.25	$1.71	$2.78	$2.20	$1.70	$1.47
Accumulation unit value at end of period	$3.96	$3.56	$2.99	$2.67	$2.53	$2.25	$1.71	$2.78	$2.20	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	2,809	3,101	3,606	4,150	4,253	5,019	6,021	7,678	8,231	6,871
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.20	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—
Accumulation unit value at end of period	$1.36	$1.20	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—
Number of accumulation units outstanding at end of period (000 omitted)	2,728	3,052	3,249	3,764	4,422	10,214	14,095	9,916	8,886	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.73	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—
Accumulation unit value at end of period	$1.74	$1.73	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	981	1,101	1,378	1,693	1,749	2,148	2,776	2,519	6,372	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.08	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.03	$1.08	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	494	484	546	638	833	9,498	10,873	10,350	9,305	—
Oppenheimer Global Fund/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.02	$1.61	$1.34	$1.48	$1.29	$0.94	$1.59	$1.51	$1.30	$1.15
Accumulation unit value at end of period	$2.04	$2.02	$1.61	$1.34	$1.48	$1.29	$0.94	$1.59	$1.51	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	3,764	3,950	4,070	4,886	5,713	6,423	8,456	11,884	14,402	11,208
Oppenheimer Global Strategic Income Fund/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.55	$1.57	$1.40	$1.40	$1.24	$1.05	$1.24	$1.15	$1.08	$1.07
Accumulation unit value at end of period	$1.57	$1.55	$1.57	$1.40	$1.40	$1.24	$1.05	$1.24	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	15,468	19,656	26,208	29,094	36,401	70,681	82,157	92,164	64,615	34,899
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.20	$1.58	$1.36	$1.40	$1.15	$0.85	$1.38	$1.42	$1.25	$1.15
Accumulation unit value at end of period	$2.43	$2.20	$1.58	$1.36	$1.40	$1.15	$0.85	$1.38	$1.42	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	2,381	2,574	2,696	3,482	4,518	5,663	7,256	9,606	10,328	6,924

52	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	$1.00	—
Accumulation unit value at end of period	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	5,058	6,420	9,796	8,122	7,695	26,403	31,669	27,066	26,857	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.94	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	68	59	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	516	322	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (2/13/2002)
Accumulation unit value at beginning of period	$1.94	$1.38	$1.14	$1.17	$1.15	$0.92	$1.12	$1.14	$1.12	$1.00
Accumulation unit value at end of period	$2.45	$1.94	$1.38	$1.14	$1.17	$1.15	$0.92	$1.12	$1.14	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,027	1,029	1,185	1,487	1,676	2,116	2,705	3,423	4,490	4,351
Putnam VT International Equity Fund – Class IB Shares (2/13/2002)
Accumulation unit value at beginning of period	$1.78	$1.40	$1.16	$1.41	$1.30	$1.05	$1.90	$1.77	$1.40	$1.26
Accumulation unit value at end of period	$1.64	$1.78	$1.40	$1.16	$1.41	$1.30	$1.05	$1.90	$1.77	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	849	880	950	1,199	1,420	1,819	2,476	3,409	3,961	4,252
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.06	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.66	$1.23	$1.06	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	340	311	347	446	574	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.77	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	225	113	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,001	8,079	5,855	5,318	2,096	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,720	17,228	21,496	27,553	34,056	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	788	576	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.29	$1.38	$1.32	$1.21	$1.17	$1.11	$1.12	$1.05	$1.05	$1.03
Accumulation unit value at end of period	$1.39	$1.29	$1.38	$1.32	$1.21	$1.17	$1.11	$1.12	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,466	5,975	8,690	9,442	12,533	40,367	23,321	26,608	31,048	20,279
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.13	$1.07	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,569	7,732	11,504	8,652	2,295	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.13	$1.07	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,272	10,572	19,179	19,636	20,656	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	123	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.31	$1.19	$1.09	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45,634	42,676	36,075	27,954	12,697	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	110,901	133,361	145,577	165,095	199,338	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	53

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.39	$1.21	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,789	20,639	16,416	14,158	6,430	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46,381	63,187	75,514	92,740	118,440	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,124	15,571	18,952	15,647	5,250	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29,852	38,871	51,433	52,813	58,788	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.69	$2.02	$1.79	$1.90	$1.54	$1.14	$1.68	$1.79	$1.50	$1.43
Accumulation unit value at end of period	$2.72	$2.69	$2.02	$1.79	$1.90	$1.54	$1.14	$1.68	$1.79	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	2,384	2,955	3,689	4,645	6,022	20,099	23,170	23,547	19,283	20,683
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	158	104	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.29	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—
Accumulation unit value at end of period	$1.43	$1.29	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	609	831	966	1,360	2,193	38,320	25,636	18,675	20,639	—
Variable Portfolio – Victory Established Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$1.98	$1.47	$1.27	$1.37	$1.14	$0.84	$1.34	$1.28	$1.12	$1.12
Accumulation unit value at end of period	$2.20	$1.98	$1.47	$1.27	$1.37	$1.14	$0.84	$1.34	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	383	387	366	389	441	522	766	1,469	1,490	1,493
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	—	—	—	—	—	—	—	—	—
Wanger International (2/13/2002)
Accumulation unit value at beginning of period	$3.79	$3.13	$2.60	$3.08	$2.49	$1.68	$3.12	$2.71	$1.99	$1.66
Accumulation unit value at end of period	$3.59	$3.79	$3.13	$2.60	$3.08	$2.49	$1.68	$3.12	$2.71	$1.99
Number of accumulation units outstanding at end of period (000 omitted)	4,655	5,243	5,940	7,022	8,554	14,208	16,311	18,491	21,367	19,260
Wanger USA (2/13/2002)
Accumulation unit value at beginning of period	$2.68	$2.02	$1.70	$1.78	$1.46	$1.03	$1.73	$1.66	$1.56	$1.41
Accumulation unit value at end of period	$2.78	$2.68	$2.02	$1.70	$1.78	$1.46	$1.03	$1.73	$1.66	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	7,810	9,057	10,445	12,712	15,507	23,568	28,344	36,469	42,372	41,455
Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$1.79	$1.51	$1.35	$1.28	$1.14	$1.00	$1.42	$1.33	$1.20	$1.16
Accumulation unit value at end of period	$2.09	$1.79	$1.51	$1.35	$1.28	$1.14	$1.00	$1.42	$1.33	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,038	1,040	1,317	1,554	1,870	2,083	2,739	3,917	4,549	5,289
Wells Fargo Advantage VT International Equity Fund – Class 2 (2/4/2004)
Accumulation unit value at beginning of period	$1.58	$1.34	$1.19	$1.38	$1.20	$1.05	$1.81	$1.59	$1.31	$1.14
Accumulation unit value at end of period	$1.48	$1.58	$1.34	$1.19	$1.38	$1.20	$1.05	$1.81	$1.59	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	1,769	1,888	2,144	2,535	3,118	15,466	3,851	5,245	6,006	4,632
Wells Fargo Advantage VT Opportunity Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.18	$1.69	$1.47	$1.58	$1.29	$0.88	$1.48	$1.40	$1.26	$1.18
Accumulation unit value at end of period	$2.39	$2.18	$1.69	$1.47	$1.58	$1.29	$0.88	$1.48	$1.40	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1,345	1,617	1,997	2,590	2,173	2,701	3,344	4,587	6,324	7,621

54	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.51	$1.69	$1.58	$1.68	$1.34	$0.88	$1.52	$1.35	$1.11	$1.06
Accumulation unit value at end of period	$2.44	$2.51	$1.69	$1.58	$1.68	$1.34	$0.88	$1.52	$1.35	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,298	1,415	1,791	2,077	2,621	2,879	3,050	3,223	2,943	2,596
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	74	—	—	—	—	—	—	—	—

Variable account charges of 1.05% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	210	442	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.07	$0.96	$1.26	$1.08	$0.71	$1.37	$1.15	$1.00
Accumulation unit value at end of period	$1.36	$1.31	$1.07	$0.96	$1.26	$1.08	$0.71	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	700	670	768	1,028	1,335	1,422	868	826	2,366
AB VPS Growth and Income Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.54	$1.16	$1.00	$0.95	$0.85	$0.71	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.66	$1.54	$1.16	$1.00	$0.95	$0.85	$0.71	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,935	3,853	3,962	3,474	3,473	3,606	3,339	3,809	815
AB VPS International Value Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$0.90	$0.74	$0.66	$0.82	$0.80	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.83	$0.90	$0.74	$0.66	$0.82	$0.80	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	8,594	9,681	10,349	12,398	15,576	55,082	134,103	71,496	17,586
AB VPS Large Cap Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.61	$1.19	$1.03	$1.08	$0.99	$0.73	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.81	$1.61	$1.19	$1.03	$1.08	$0.99	$0.73	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,175	1,152	1,164	1,157	917	1,097	905	839	170
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,720	1,161	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.83	$1.43	$1.24	$1.26	$1.07	$0.83	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$2.11	$1.83	$1.43	$1.24	$1.26	$1.07	$0.83	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,578	3,799	3,833	3,927	4,221	25,534	34,239	39,420	1,124
American Century VP Ultra®, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.23	$1.09	$1.09	$0.96	$0.72	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.81	$1.67	$1.23	$1.09	$1.09	$0.96	$0.72	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,409	1,425	1,616	1,484	1,807	1,872	2,187	1,670	16,170
American Century VP Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.54	$1.18	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.72	$1.54	$1.18	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	10,497	10,764	9,195	8,675	8,359	9,000	8,788	9,147	3,228
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,678	2,657	691	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.80	$1.24	$1.05	$1.04	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.86	$1.80	$1.24	$1.05	$1.04	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	2,025	2,011	1,632	1,354	1,342	1,238	929	534	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.23	$1.09	$1.08	$0.97	$0.79	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.62	$1.48	$1.23	$1.09	$1.08	$0.97	$0.79	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	7,244	6,121	5,159	5,063	5,955	7,468	2,260	3,045	692
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.98	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,020	1,502	1,055	202	25	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	55

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Cash Management Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.04	$1.05	$1.06	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	12,595	17,103	15,607	22,516	27,422	40,034	78,386	66,258	30,300
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.93	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	25	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,379	576	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	878	84	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.10	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,698	2,156	1,947	74	9	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.38	$1.30	$1.23	$1.15	$1.01	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.39	$1.33	$1.38	$1.30	$1.23	$1.15	$1.01	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	23,449	28,282	41,230	41,410	46,358	442,738	396,544	332,535	82,281
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.28	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.60	$1.28	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,350	1,295	619	15	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.38	$1.10	$0.97	$1.04	$0.90	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.50	$1.38	$1.10	$0.97	$1.04	$0.90	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	20,996	22,807	23,548	27,856	32,441	313,086	252,046	139,948	47,849
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	516	340	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	987	1,001	484	7	2	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.55	$1.60	$1.34	$1.72	$1.45	$0.84	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.50	$1.55	$1.60	$1.34	$1.72	$1.45	$0.84	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	6,050	6,987	7,513	9,013	10,790	37,952	71,157	31,794	8,077
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.13	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.03	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	774	721	540	3	3	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.40	$1.33	$1.28	$1.22	$1.10	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.28	$1.28	$1.40	$1.33	$1.28	$1.22	$1.10	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	8,207	10,356	13,497	15,817	16,568	143,161	130,420	111,551	23,263
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.29	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.35	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,548	1,376	798	14	7	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.73	$1.65	$1.44	$1.38	$1.22	$0.80	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.78	$1.73	$1.65	$1.44	$1.38	$1.22	$0.80	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	10,199	11,146	11,620	11,121	12,241	12,921	10,347	11,949	4,619
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.33	$1.28	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,464	8,672	882	24	17	—	—	—	—

56	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.71	$1.64	$1.44	$1.37	$1.23	$0.87	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.75	$1.71	$1.64	$1.44	$1.37	$1.23	$0.87	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	8,073	8,334	10,683	10,394	11,029	180,301	95,420	75,951	28,107
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.20	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.45	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	941	1,023	53	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.34	$1.11	$0.95	$1.10	$0.98	$0.77	$1.31	$1.18	$1.00
Accumulation unit value at end of period	$1.21	$1.34	$1.11	$0.95	$1.10	$0.98	$0.77	$1.31	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2,202	2,717	2,542	2,968	3,475	3,620	3,288	3,183	1,483
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.37	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.99	$1.77	$1.37	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	798	528	159	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.14	$0.96	$1.00	$0.86	$0.64	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.66	$1.47	$1.14	$0.96	$1.00	$0.86	$0.64	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,273	2,344	2,338	2,470	3,012	2,841	2,743	3,731	1,229
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.41	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.12	$1.86	$1.41	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	291	236	94	—	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.49	$1.12	$1.00	$0.96	$0.83	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.70	$1.49	$1.12	$1.00	$0.96	$0.83	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,122	1,928	2,295	1,582	1,062	1,185	914	1,147	275
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.07	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	802	599	110	7	8	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,342	3,200	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,431	10,773	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	406,321	157,403	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,200,920	1,100,073	641,242	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (6/26/2006)
Accumulation unit value at beginning of period	$1.65	$1.23	$1.11	$1.15	$0.95	$0.76	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.79	$1.65	$1.23	$1.11	$1.15	$0.95	$0.76	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	8,624	9,542	10,612	12,679	14,397	250,317	170,602	98,884	25,237
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (6/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.08	$0.93	$1.12	$0.99	$0.73	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.20	$1.28	$1.08	$0.93	$1.12	$0.99	$0.73	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2,879	3,412	3,767	4,678	5,748	6,844	7,828	5,334	11,268
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.17	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.52	$1.17	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	94	14	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.57	$1.21	$1.10	$1.30	$1.04	$0.65	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.66	$1.57	$1.21	$1.10	$1.30	$1.04	$0.65	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,377	1,716	1,845	2,309	2,695	2,466	951	867	201

RIVERSOURCE VARIABLE ACCOUNT 10 ■	57

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.34	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.02	$1.82	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	531	519	136	6	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.16	$0.99	$1.10	$0.90	$0.65	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.76	$1.58	$1.16	$0.99	$1.10	$0.90	$0.65	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	5,906	6,339	6,153	8,067	9,643	26,538	41,871	28,850	23,159
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	214	233	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.57	$1.20	$1.05	$1.05	$0.92	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.76	$1.57	$1.20	$1.05	$1.05	$0.92	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	6,118	5,851	4,407	3,792	3,814	3,971	3,649	2,723	808
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.05	$1.86	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	327	280	146	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.59	$1.16	$0.99	$1.02	$0.86	$0.69	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.75	$1.59	$1.16	$0.99	$1.02	$0.86	$0.69	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,272	1,951	1,309	1,120	1,238	753	543	624	255
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.34	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.06	$1.97	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	89	9	1	1	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.16	$0.99	$1.10	$0.87	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.78	$1.70	$1.16	$0.99	$1.10	$0.87	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,614	1,597	1,319	1,468	1,586	1,107	745	671	344
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,098	1,217	869	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	986	1,000	1,769	153	27	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.08	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,620	6,635	10,948	10,315	13,992	14,488	13,686	5,824	1,511
Credit Suisse Trust – Commodity Return Strategy Portfolio (6/26/2006)
Accumulation unit value at beginning of period	$0.79	$0.88	$0.91	$1.06	$0.91	$0.77	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$0.64	$0.79	$0.88	$0.91	$1.06	$0.91	$0.77	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4,416	4,966	6,077	7,027	6,597	6,272	4,552	2,404	11,513
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,308	2,148	650	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.07	$0.88	$1.05	$0.96	$0.78	$1.37	$1.18	$1.00
Accumulation unit value at end of period	$1.20	$1.24	$1.07	$0.88	$1.05	$0.96	$0.78	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,912	1,855	1,618	1,716	1,949	1,869	2,216	1,461	334
Eaton Vance VT Floating-Rate Income Fund (6/26/2006)
Accumulation unit value at beginning of period	$1.27	$1.24	$1.16	$1.15	$1.06	$0.74	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.26	$1.27	$1.24	$1.16	$1.15	$1.06	$0.74	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	17,715	20,466	16,282	18,777	17,997	118,218	85,447	67,726	27,120
Fidelity® VIP Contrafund® Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.60	$1.24	$1.08	$1.12	$0.97	$0.72	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.77	$1.60	$1.24	$1.08	$1.12	$0.97	$0.72	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	25,291	27,057	27,675	29,394	31,769	80,198	170,866	120,474	48,092

58	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.76	$1.31	$1.15	$1.31	$1.03	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.85	$1.76	$1.31	$1.15	$1.31	$1.03	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	14,322	15,544	16,147	18,656	21,472	79,888	111,747	60,463	18,038
Fidelity® VIP Overseas Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.01	$0.85	$1.04	$0.93	$0.75	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.18	$1.30	$1.01	$0.85	$1.04	$0.93	$0.75	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,542	3,821	3,742	4,698	5,049	5,548	5,707	4,948	1,434
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,825	1,696	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$0.91	$0.90	$0.71	$0.77	$0.64	$0.54	$0.95	$1.21	$1.00
Accumulation unit value at end of period	$1.04	$0.91	$0.90	$0.71	$0.77	$0.64	$0.54	$0.95	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	5,625	5,561	5,431	5,753	5,597	5,633	6,070	7,265	3,157
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,057	1,379	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.40	$1.10	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.48	$1.40	$1.10	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	7,839	8,676	9,331	10,509	11,979	12,441	13,358	15,116	4,294
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.26	$1.08	$1.13	$0.89	$0.70	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.70	$1.70	$1.26	$1.08	$1.13	$0.89	$0.70	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3,964	4,556	4,258	5,057	5,828	6,619	6,684	6,312	2,407
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,928	1,370	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	158	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.07	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.67	$1.45	$1.07	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3,178	3,364	3,355	3,539	3,820	3,784	3,714	4,307	1,797
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,222	1,181	1,396	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,664	963	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.55	$1.15	$0.98	$1.01	$0.88	$0.70	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.67	$1.55	$1.15	$0.98	$1.01	$0.88	$0.70	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5,547	5,921	6,137	7,166	8,232	81,027	107,604	68,660	32,553
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.39	$1.07	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.39	$1.07	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,167	3,211	2,680	1,711	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.88	$1.35	$1.13	$1.10	$1.06	$0.84	$1.20	$1.08	$1.00
Accumulation unit value at end of period	$2.22	$1.88	$1.35	$1.13	$1.10	$1.06	$0.84	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,033	2,553	2,300	2,394	2,319	2,339	1,902	1,489	7,279
Invesco V.I. International Growth Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.51	$1.29	$1.13	$1.22	$1.10	$0.82	$1.40	$1.24	$1.00
Accumulation unit value at end of period	$1.50	$1.51	$1.29	$1.13	$1.22	$1.10	$0.82	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	5,715	5,562	5,774	6,515	7,072	94,818	82,817	36,588	566

RIVERSOURCE VARIABLE ACCOUNT 10 ■	59

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	933	916	983	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,516	1,366	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,019	454	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	830	755	26	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	3,088	3,669	4,256	5,118	6,484	250,167	182,177	115,892	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	963	297	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.32	$1.14	$1.15	$1.04	$0.75	$1.21	$1.10	$1.00
Accumulation unit value at end of period	$1.86	$1.70	$1.32	$1.14	$1.15	$1.04	$0.75	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,311	2,329	2,102	2,127	2,062	1,651	807	641	321
MFS® Utilities Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$2.00	$1.68	$1.50	$1.42	$1.27	$0.96	$1.57	$1.24	$1.00
Accumulation unit value at end of period	$2.22	$2.00	$1.68	$1.50	$1.42	$1.27	$0.96	$1.57	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	9,659	9,699	10,095	10,346	9,996	10,420	10,996	10,760	2,967
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.24	$0.96	$1.08	$0.90	$0.64	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.42	$1.26	$1.24	$0.96	$1.08	$0.90	$0.64	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	4,138	4,395	4,276	4,699	5,173	38,110	50,443	20,119	11,119
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.89	$1.39	$1.29	$1.41	$1.07	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.90	$1.89	$1.39	$1.29	$1.41	$1.07	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,300	2,465	2,512	3,626	3,564	3,043	2,825	2,863	8,501
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.04	$0.89	$1.02	$0.85	$0.64	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$1.16	$1.21	$1.04	$0.89	$1.02	$0.85	$0.64	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,778	1,851	1,518	1,876	2,095	52,314	49,940	38,901	12,041
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.63	$1.20	$1.10	$1.14	$0.94	$0.72	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.78	$1.63	$1.20	$1.10	$1.14	$0.94	$0.72	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	918	991	662	668	663	607	615	433	124
Oppenheimer Equity Income Fund/VA, Service Shares (9/15/2006)
Accumulation unit value at beginning of period	$1.30	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.42	$1.30	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,177	1,230	1,066	1,205	1,186	1,308	1,236	1,705	113
Oppenheimer Global Fund/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.55	$1.24	$1.03	$1.14	$1.00	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.57	$1.55	$1.24	$1.03	$1.14	$1.00	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5,525	5,861	4,490	4,735	4,933	5,430	5,426	5,428	2,158
Oppenheimer Global Strategic Income Fund/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.47	$1.31	$1.32	$1.16	$0.99	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.47	$1.45	$1.47	$1.31	$1.32	$1.16	$0.99	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	28,509	34,193	43,699	48,110	52,025	270,231	222,194	182,029	37,454

60	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.22	$1.05	$1.09	$0.89	$0.66	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.88	$1.70	$1.22	$1.05	$1.09	$0.89	$0.66	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	5,186	5,141	4,035	4,137	4,833	5,411	5,373	5,501	2,177
PIMCO VIT All Asset Portfolio, Advisor Class (6/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.46	$1.29	$1.28	$1.14	$0.95	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.44	$1.45	$1.46	$1.29	$1.28	$1.14	$0.95	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	11,029	13,849	16,929	14,599	13,843	143,534	158,174	117,365	42,994
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	392	493	224	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	815	882	—	—	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	383	252	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,361	16,913	11,278	9,262	4,608	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112,722	159,290	166,110	194,646	212,702	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	255	296	259	3	3	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	478	437	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.16	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	399	394	521	2	2	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.27	$1.35	$1.30	$1.19	$1.15	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.36	$1.27	$1.35	$1.30	$1.19	$1.15	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	6,539	8,189	11,600	12,795	12,681	214,008	81,236	68,621	29,756
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.24	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.50	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	795	722	394	6	2	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.91	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	470	752	204	2	1	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,823	28,495	31,545	19,166	9,779	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143,992	196,119	303,502	278,439	245,306	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.28	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	290	278	16	2	2	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	61

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.05	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.15	$1.12	$1.05	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,406	2,729	611	—	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	202	119	—	—	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.32	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.71	$1.32	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	238	243	197	7	5	—	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.43	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	452	337	208	4	4	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	295	354	398	14	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.74	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	322	313	95	3	2	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.34	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.71	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	225	200	66	2	2	—	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.75	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	335	234	47	2	2	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	140,189	138,150	112,004	87,051	57,790	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,397,222	1,507,229	1,536,120	1,602,861	1,685,221	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74,633	75,415	60,473	51,157	33,804	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.38	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	467,580	667,633	751,540	850,053	918,448	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52,873	54,918	57,975	38,847	21,323	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	343,317	413,495	507,074	501,599	497,806	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.40	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	732	649	235	5	1	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	182	—	—	—	—	—	—	—	—

62	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.35	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.71	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	141	155	80	4	4	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.36	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.00	$1.84	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	186	161	113	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.39	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.93	$1.39	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	97	73	1	1	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.74	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	120	393	63	2	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.69	$1.26	$1.13	$1.19	$0.97	$0.72	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.70	$1.69	$1.26	$1.13	$1.19	$0.97	$0.72	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,933	3,253	3,807	4,661	5,660	145,260	131,215	85,865	10,682
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.44	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	178	160	60	3	1	—	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	129	67	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.54	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	167	176	103	1	1	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.05	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.47	$1.33	$1.05	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,943	3,439	3,763	4,460	5,128	244,849	135,010	80,555	31,988
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.02	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	341	333	187	—	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.32	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.77	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	764	740	107	7	2	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.27	$1.09	$1.18	$0.98	$0.72	$1.16	$1.10	$1.00
Accumulation unit value at end of period	$1.89	$1.70	$1.27	$1.09	$1.18	$0.98	$0.72	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	872	1,021	1,061	832	889	792	682	661	84
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.01	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	494	179	323	—	—	—	—	—	—
Wanger International (6/26/2006)
Accumulation unit value at beginning of period	$1.73	$1.43	$1.19	$1.41	$1.14	$0.77	$1.43	$1.24	$1.00
Accumulation unit value at end of period	$1.64	$1.73	$1.43	$1.19	$1.41	$1.14	$0.77	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	10,308	11,210	11,330	12,955	14,811	75,441	53,867	29,049	11,710
Wanger USA (6/26/2006)
Accumulation unit value at beginning of period	$1.73	$1.31	$1.10	$1.15	$0.95	$0.67	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.80	$1.73	$1.31	$1.10	$1.15	$0.95	$0.67	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	8,590	9,333	9,491	10,675	11,753	60,871	53,861	36,284	4,737

RIVERSOURCE VARIABLE ACCOUNT 10 ■	63

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo Advantage VT International Equity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.16	$0.98	$0.87	$1.01	$0.88	$0.77	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$1.09	$1.16	$0.98	$0.87	$1.01	$0.88	$0.77	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,312	2,392	3,014	3,409	3,739	122,714	2,444	2,285	776
Wells Fargo Advantage VT Opportunity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.33	$1.17	$1.25	$1.02	$0.70	$1.18	$1.11	$1.00
Accumulation unit value at end of period	$1.88	$1.72	$1.33	$1.17	$1.25	$1.02	$0.70	$1.18	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2,781	3,268	3,173	4,080	1,135	1,197	1,080	959	327
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.12	$1.43	$1.34	$1.42	$1.13	$0.75	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$2.06	$2.12	$1.43	$1.34	$1.42	$1.13	$0.75	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,083	4,071	3,925	4,337	5,102	4,669	3,444	3,245	854
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	332	259	—	—	—	—	—	—	—

Variable account charges of 1.10% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	275	112	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.07	$0.96	$1.26	$1.08	$0.71	$1.37	$1.15	$1.00
Accumulation unit value at end of period	$1.35	$1.30	$1.07	$0.96	$1.26	$1.08	$0.71	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	718	644	809	922	1,049	1,057	587	365	1,142
AB VPS Growth and Income Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.53	$1.15	$0.99	$0.95	$0.85	$0.71	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.66	$1.53	$1.15	$0.99	$0.95	$0.85	$0.71	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,376	1,459	1,519	1,717	1,850	2,039	1,592	1,556	507
AB VPS International Value Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$0.90	$0.74	$0.65	$0.82	$0.80	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.83	$0.90	$0.74	$0.65	$0.82	$0.80	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	7,038	7,467	8,409	10,020	11,867	40,250	87,244	38,356	8,397
AB VPS Large Cap Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.60	$1.18	$1.03	$1.08	$0.99	$0.73	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.81	$1.60	$1.18	$1.03	$1.08	$0.99	$0.73	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,020	503	408	274	306	239	150	158	111
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,399	938	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.82	$1.42	$1.24	$1.26	$1.07	$0.83	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$2.10	$1.82	$1.42	$1.24	$1.26	$1.07	$0.83	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,929	1,987	2,077	2,224	2,309	17,413	21,846	20,594	250
American Century VP Ultra®, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.09	$1.09	$0.95	$0.72	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.80	$1.66	$1.23	$1.09	$1.09	$0.95	$0.72	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	563	598	557	591	853	821	577	514	7,306
American Century VP Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.53	$1.18	$1.04	$1.04	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.71	$1.53	$1.18	$1.04	$1.04	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	5,189	4,231	4,117	4,303	4,363	4,264	3,835	3,320	1,105
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,063	1,896	236	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.80	$1.23	$1.04	$1.04	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.85	$1.80	$1.23	$1.04	$1.04	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,115	1,209	962	782	879	836	406	182	—

64	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Balanced Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.23	$1.09	$1.07	$0.97	$0.79	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.61	$1.48	$1.23	$1.09	$1.07	$0.97	$0.79	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5,150	3,743	2,750	2,998	3,328	4,084	1,157	1,380	306
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.98	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,755	2,558	163	231	564	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.03	$1.05	$1.06	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.02	$1.03	$1.05	$1.06	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	8,060	7,883	8,176	10,906	12,070	19,630	37,395	21,785	9,715
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	235	124	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,820	821	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,068	96	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.14	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.10	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,915	1,744	754	720	133	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.38	$1.29	$1.23	$1.14	$1.01	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.38	$1.33	$1.38	$1.29	$1.23	$1.14	$1.01	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	8,289	11,516	18,800	19,814	22,789	328,316	248,818	163,183	34,539
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.28	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.60	$1.28	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,234	860	342	216	14	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.37	$1.09	$0.97	$1.03	$0.89	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.49	$1.37	$1.09	$0.97	$1.03	$0.89	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	12,007	13,069	13,508	15,637	18,439	227,242	159,469	71,512	20,717
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	669	274	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.10	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,044	584	291	262	66	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.55	$1.60	$1.34	$1.71	$1.45	$0.84	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.50	$1.55	$1.60	$1.34	$1.71	$1.45	$0.84	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	4,744	4,900	5,246	5,522	6,267	25,932	45,352	16,836	3,634
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.13	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.03	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	316	225	119	134	48	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.40	$1.33	$1.28	$1.21	$1.10	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.27	$1.28	$1.40	$1.33	$1.28	$1.21	$1.10	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,776	3,332	5,795	6,279	7,961	103,933	79,449	54,634	9,735
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.29	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.35	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,289	1,069	307	226	39	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	65

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.73	$1.65	$1.44	$1.38	$1.22	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.77	$1.73	$1.65	$1.44	$1.38	$1.22	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4,629	4,680	5,322	5,135	6,185	5,553	2,850	3,380	1,111
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.32	$1.28	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,568	3,928	318	652	97	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.64	$1.44	$1.37	$1.23	$0.87	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.74	$1.70	$1.64	$1.44	$1.37	$1.23	$0.87	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,433	4,478	5,369	4,947	5,172	132,844	59,935	38,612	11,996
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.20	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.45	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	367	170	29	43	16	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.34	$1.11	$0.95	$1.10	$0.97	$0.77	$1.31	$1.18	$1.00
Accumulation unit value at end of period	$1.21	$1.34	$1.11	$0.95	$1.10	$0.97	$0.77	$1.31	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	991	1,183	1,325	1,620	1,824	1,873	1,656	1,210	490
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.37	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.99	$1.76	$1.37	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	731	335	109	90	11	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.14	$0.96	$1.00	$0.86	$0.64	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.65	$1.47	$1.14	$0.96	$1.00	$0.86	$0.64	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	863	923	879	1,062	1,117	1,096	1,181	1,382	367
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.41	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.12	$1.86	$1.41	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	490	119	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.12	$1.00	$0.96	$0.82	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.69	$1.48	$1.12	$1.00	$0.96	$0.82	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	691	577	593	417	368	375	366	461	129
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.07	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,414	319	181	60	30	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29,190	12,422	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143,077	60,795	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	795,285	303,834	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,060,757	459,820	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (6/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.22	$1.10	$1.15	$0.95	$0.76	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.78	$1.64	$1.22	$1.10	$1.15	$0.95	$0.76	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	5,019	5,677	6,801	7,920	9,404	185,351	110,062	51,553	11,519
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (6/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.07	$0.92	$1.11	$0.99	$0.73	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.20	$1.28	$1.07	$0.92	$1.11	$0.99	$0.73	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2,758	2,877	3,161	3,379	4,074	4,454	4,367	2,855	5,330

66	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.17	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.51	$1.17	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	441	366	105	93	29	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.20	$1.09	$1.30	$1.04	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.65	$1.56	$1.20	$1.09	$1.30	$1.04	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	565	784	929	1,540	1,299	899	309	239	160
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.34	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.01	$1.82	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	717	243	69	67	1	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.16	$0.99	$1.09	$0.90	$0.65	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.75	$1.58	$1.16	$0.99	$1.09	$0.90	$0.65	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,745	2,886	3,017	3,744	4,691	16,209	25,171	13,681	10,320
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	447	976	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.20	$1.05	$1.04	$0.92	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.75	$1.56	$1.20	$1.05	$1.04	$0.92	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	5,799	2,862	2,240	2,396	2,080	1,603	1,026	1,015	235
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.37	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.05	$1.86	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	403	199	115	58	26	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.16	$0.99	$1.02	$0.85	$0.69	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.74	$1.58	$1.16	$0.99	$1.02	$0.85	$0.69	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	712	656	461	463	376	286	100	168	24
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.34	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.05	$1.96	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	346	215	74	67	32	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.69	$1.15	$0.99	$1.09	$0.87	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.77	$1.69	$1.15	$0.99	$1.09	$0.87	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	918	896	781	676	617	362	263	187	54
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.04	$1.05	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.04	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,237	707	365	218	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$1.01	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.97	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,087	994	206	189	42	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.12	$1.07	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,021	2,507	4,645	5,279	6,531	6,712	3,556	1,592	369
Credit Suisse Trust – Commodity Return Strategy Portfolio (6/26/2006)
Accumulation unit value at beginning of period	$0.78	$0.88	$0.91	$1.05	$0.91	$0.77	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$0.64	$0.78	$0.88	$0.91	$1.05	$0.91	$0.77	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,980	4,239	4,449	5,100	5,474	4,737	3,330	1,797	5,526
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,432	1,593	81	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.07	$0.88	$1.04	$0.96	$0.78	$1.37	$1.18	$1.00
Accumulation unit value at end of period	$1.19	$1.24	$1.07	$0.88	$1.04	$0.96	$0.78	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	955	1,018	1,139	1,401	1,476	1,405	1,322	712	187

RIVERSOURCE VARIABLE ACCOUNT 10 ■	67

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Eaton Vance VT Floating-Rate Income Fund (6/26/2006)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.26	$1.27	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	9,450	14,511	10,750	9,888	9,427	85,892	52,812	32,564	11,485
Fidelity® VIP Contrafund® Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.60	$1.23	$1.07	$1.12	$0.97	$0.72	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.77	$1.60	$1.23	$1.07	$1.12	$0.97	$0.72	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	17,069	16,550	16,893	19,196	20,266	55,492	108,730	62,826	21,709
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.30	$1.15	$1.31	$1.03	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.84	$1.75	$1.30	$1.15	$1.31	$1.03	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	9,737	9,717	10,305	11,982	13,369	55,298	70,935	30,848	8,140
Fidelity® VIP Overseas Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.01	$0.85	$1.04	$0.93	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.18	$1.30	$1.01	$0.85	$1.04	$0.93	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,499	1,418	1,463	1,595	1,884	1,988	1,887	1,417	577
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,620	687	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$0.91	$0.90	$0.71	$0.76	$0.64	$0.54	$0.95	$1.21	$1.00
Accumulation unit value at end of period	$1.03	$0.91	$0.90	$0.71	$0.76	$0.64	$0.54	$0.95	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	4,104	4,375	3,691	3,952	3,862	3,724	3,060	2,707	1,034
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,262	778	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.40	$1.10	$0.97	$0.99	$0.90	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.48	$1.40	$1.10	$0.97	$0.99	$0.90	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	5,177	5,271	5,609	6,373	7,190	7,366	7,976	8,346	2,910
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.26	$1.08	$1.13	$0.89	$0.70	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.69	$1.70	$1.26	$1.08	$1.13	$0.89	$0.70	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3,329	3,110	3,178	3,786	3,986	3,930	3,508	3,160	896
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,694	1,200	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.06	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.67	$1.45	$1.06	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	980	1,064	1,083	1,023	1,238	1,364	1,887	2,280	1,088
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	432	438	425	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,808	2,661	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.54	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.67	$1.54	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,877	3,585	3,976	4,635	4,681	59,457	70,085	36,823	14,779
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.39	$1.07	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.39	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,660	1,702	1,562	1,651	—	—	—	—	—

68	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Global Health Care Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.87	$1.35	$1.13	$1.10	$1.06	$0.84	$1.20	$1.08	$1.00
Accumulation unit value at end of period	$2.21	$1.87	$1.35	$1.13	$1.10	$1.06	$0.84	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,707	1,246	962	1,130	988	923	830	730	3,445
Invesco V.I. International Growth Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.50	$1.28	$1.12	$1.22	$1.10	$0.82	$1.40	$1.24	$1.00
Accumulation unit value at end of period	$1.49	$1.50	$1.28	$1.12	$1.22	$1.10	$0.82	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,805	2,809	3,039	3,450	3,301	69,225	53,378	18,933	98
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	840	909	969	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,165	1,754	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	979	299	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.18	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	267	90	2	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.34	$1.05	$0.89	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.50	$1.34	$1.05	$0.89	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	2,005	2,391	2,790	3,226	3,982	186,397	119,627	61,515	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,205	389	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.14	$1.15	$1.03	$0.75	$1.21	$1.10	$1.00
Accumulation unit value at end of period	$1.86	$1.69	$1.31	$1.14	$1.15	$1.03	$0.75	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,339	1,367	1,482	1,252	1,320	1,309	556	314	77
MFS® Utilities Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$1.99	$1.67	$1.49	$1.42	$1.26	$0.96	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$2.21	$1.99	$1.67	$1.49	$1.42	$1.26	$0.96	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	5,666	5,179	4,763	5,414	4,597	4,766	4,903	4,728	1,198
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.24	$0.96	$1.08	$0.89	$0.64	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.41	$1.25	$1.24	$0.96	$1.08	$0.89	$0.64	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	2,846	3,090	3,076	3,474	3,753	28,363	32,801	11,264	5,010
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.88	$1.38	$1.29	$1.40	$1.07	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.89	$1.88	$1.38	$1.29	$1.40	$1.07	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,428	1,412	1,732	2,237	1,802	1,865	2,003	1,241	3,807
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.04	$0.88	$1.02	$0.84	$0.63	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$1.15	$1.21	$1.04	$0.88	$1.02	$0.84	$0.63	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,129	1,135	1,263	1,289	1,411	38,615	32,229	20,665	5,540
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.63	$1.20	$1.09	$1.14	$0.94	$0.72	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.77	$1.63	$1.20	$1.09	$1.14	$0.94	$0.72	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	493	429	473	543	527	473	442	467	131
Oppenheimer Equity Income Fund/VA, Service Shares (9/15/2006)
Accumulation unit value at beginning of period	$1.29	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.42	$1.29	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	374	410	362	478	487	614	558	739	14

RIVERSOURCE VARIABLE ACCOUNT 10 ■	69

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Global Fund/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.55	$1.23	$1.03	$1.14	$0.99	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.56	$1.55	$1.23	$1.03	$1.14	$0.99	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3,187	2,734	2,626	2,786	2,749	2,662	2,483	2,223	890
Oppenheimer Global Strategic Income Fund/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.46	$1.31	$1.31	$1.16	$0.99	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.46	$1.44	$1.46	$1.31	$1.31	$1.16	$0.99	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	13,930	17,016	21,536	23,258	25,717	187,936	133,107	88,028	15,783
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.69	$1.22	$1.05	$1.08	$0.89	$0.66	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.87	$1.69	$1.22	$1.05	$1.08	$0.89	$0.66	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,678	2,685	2,726	3,160	3,510	3,623	3,710	3,313	1,148
PIMCO VIT All Asset Portfolio, Advisor Class (6/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.46	$1.29	$1.28	$1.14	$0.95	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.44	$1.45	$1.46	$1.29	$1.28	$1.14	$0.95	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5,504	6,989	9,044	8,355	8,208	106,125	101,673	60,132	18,644
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	380	207	90	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,099	576	—	—	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.77	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	721	355	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39,641	37,097	30,798	27,379	9,088	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.44	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61,976	97,109	109,832	142,959	168,024	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	212	142	72	56	32	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	677	424	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.15	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	346	207	200	79	61	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.35	$1.29	$1.19	$1.15	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.35	$1.26	$1.35	$1.29	$1.19	$1.15	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,625	3,341	5,553	5,537	6,274	157,675	48,593	33,414	12,575
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.24	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.49	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	953	492	195	181	59	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.91	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	560	211	71	62	16	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.15	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,398	24,424	33,352	25,356	11,374	—	—	—	—

70	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.15	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64,928	107,857	191,955	172,997	169,771	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.28	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	430	147	75	74	20	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.05	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.15	$1.12	$1.05	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,386	2,137	974	915	127	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	488	215	—	—	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.32	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.71	$1.32	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	406	187	117	102	13	—	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.22	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.43	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	615	167	72	35	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	489	41	46	8	7	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.38	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.74	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	464	215	146	92	12	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.33	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.71	$1.33	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204	102	13	7	7	—	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.31	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.75	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	779	277	83	76	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	221,597	205,380	188,879	158,255	77,581	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	820,237	964,702	1,029,788	1,147,869	1,296,870	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133,178	135,654	118,429	110,904	43,655	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218,248	350,986	428,503	553,318	640,890	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50,355	50,123	55,877	48,500	25,835	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	206,057	275,868	368,244	376,142	404,992	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	71

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.38	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.40	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	993	306	159	95	44	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.35	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.70	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	450	186	133	62	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.36	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.00	$1.83	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	350	109	47	24	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.39	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.92	$1.39	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	168	82	25	12	6	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.74	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	225	87	37	22	17	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.68	$1.26	$1.12	$1.19	$0.97	$0.71	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.70	$1.68	$1.26	$1.12	$1.19	$0.97	$0.71	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,237	1,526	1,854	2,309	2,880	107,087	85,156	45,243	4,783
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.44	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	373	157	80	41	5	—	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	166	45	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.54	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	379	232	69	45	18	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.04	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.46	$1.32	$1.04	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,320	1,631	1,764	2,094	2,609	182,362	88,037	42,507	14,138
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.02	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	152	75	51	28	9	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.31	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.76	$1.31	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	254	165	109	86	20	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.26	$1.09	$1.18	$0.98	$0.72	$1.16	$1.10	$1.00
Accumulation unit value at end of period	$1.88	$1.70	$1.26	$1.09	$1.18	$0.98	$0.72	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	298	303	293	322	235	179	95	225	61
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	492	117	89	44	44	—	—	—	—

72	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wanger International (6/26/2006)
Accumulation unit value at beginning of period	$1.73	$1.43	$1.19	$1.40	$1.14	$0.77	$1.43	$1.24	$1.00
Accumulation unit value at end of period	$1.63	$1.73	$1.43	$1.19	$1.40	$1.14	$0.77	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	5,399	5,572	5,891	6,758	7,421	52,684	32,472	14,103	5,176
Wanger USA (6/26/2006)
Accumulation unit value at beginning of period	$1.73	$1.30	$1.10	$1.15	$0.94	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.79	$1.73	$1.30	$1.10	$1.15	$0.94	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4,250	4,824	5,244	5,910	6,752	42,795	34,099	19,102	2,525
Wells Fargo Advantage VT International Equity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.16	$0.98	$0.87	$1.01	$0.88	$0.77	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$1.08	$1.16	$0.98	$0.87	$1.01	$0.88	$0.77	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,484	1,596	1,820	1,958	2,182	91,809	1,394	1,157	403
Wells Fargo Advantage VT Opportunity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.33	$1.16	$1.24	$1.02	$0.70	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.88	$1.72	$1.33	$1.16	$1.24	$1.02	$0.70	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,680	1,777	2,194	2,727	711	701	883	413	120
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.11	$1.42	$1.33	$1.41	$1.13	$0.75	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$2.05	$2.11	$1.42	$1.33	$1.41	$1.13	$0.75	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,782	1,684	1,836	1,868	2,174	1,953	1,467	1,102	248
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	442	234	—	—	—	—	—	—	—

Variable account charges of 1.15% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—
Accumulation unit value at end of period	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$0.99	$1.00
Accumulation unit value at end of period	$1.51	$1.34	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.18	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$1.51	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	39	23	14
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	13	1	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.04	$1.00
Accumulation unit value at end of period	$1.36	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	35	35	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	184	117	46
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—
Accumulation unit value at end of period	$0.72	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—
Accumulation unit value at end of period	$1.35	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	73

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—
Accumulation unit value at end of period	$0.99	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.05	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	49	50	102
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.38	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	34	34	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—
Accumulation unit value at end of period	$0.91	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.06	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	40	40	15
Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.95	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	23
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.17	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	91	92	100
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.16	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	78	104	37
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.16	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$1.47	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	26	23	15
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$0.99	$1.00
Accumulation unit value at end of period	$1.49	$1.31	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	26	26	14
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.02	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	21	21	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—
Accumulation unit value at end of period	$1.04	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—
Accumulation unit value at end of period	$1.08	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—
Accumulation unit value at end of period	$1.16	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	1,702	763	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.19	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	11,358	11,955	8,497

74	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	11	8	8
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$0.96	$1.00
Accumulation unit value at end of period	$1.31	$1.24	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.04	$1.00
Accumulation unit value at end of period	$1.57	$1.42	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	6	4	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—
Accumulation unit value at end of period	$0.92	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.03	$1.00
Accumulation unit value at end of period	$1.50	$1.34	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	16
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.03	$1.00
Accumulation unit value at end of period	$1.54	$1.40	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$1.56	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.08	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	111	139	178
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	58	66	63
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.45	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	72	74	14
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.01	$1.00
Accumulation unit value at end of period	$1.42	$1.36	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	18	23	4
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—
Accumulation unit value at end of period	$1.11	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.41	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.44	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	31	42	20

RIVERSOURCE VARIABLE ACCOUNT 10 ■	75

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.03	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	8	5	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—
Accumulation unit value at end of period	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.00
Accumulation unit value at end of period	$1.20	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.45	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	17	14	13
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—
Accumulation unit value at end of period	$1.14	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.42	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	8	18	4
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$0.93	$1.00
Accumulation unit value at end of period	$1.27	$1.26	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.01	$1.00
Accumulation unit value at end of period	$1.49	$1.37	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Global Fund/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.08	$1.00
Accumulation unit value at end of period	$1.37	$1.36	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5	3	6
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—
Accumulation unit value at end of period	$0.98	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.03	$1.00
Accumulation unit value at end of period	$1.58	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.00
Accumulation unit value at end of period	$1.06	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	12	—

76	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00
Accumulation unit value at end of period	$0.97	$0.94	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—
Accumulation unit value at end of period	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—
Accumulation unit value at end of period	$0.71	$0.77	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.28	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	53	53	53
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.04	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—
Accumulation unit value at end of period	$1.12	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.05	$1.00
Accumulation unit value at end of period	$1.05	$0.98	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.22	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	42	24	24
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.39	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	21	18	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	12	12	81
Variable Portfolio – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	4	10
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.05	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	23	110	8
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—
Accumulation unit value at end of period	$0.75	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.23	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	12	8	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.03	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7

RIVERSOURCE VARIABLE ACCOUNT 10 ■	77

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.01	$1.00
Accumulation unit value at end of period	$1.38	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$0.98	$1.00
Accumulation unit value at end of period	$1.39	$1.25	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	3	1	—
Variable Portfolio – MFS Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$1.51	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	17	15	8
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.18	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,111	1,111	318
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	274	258	18
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	571	573	140
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.31	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	56	45	40
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.43	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$0.95	$1.00
Accumulation unit value at end of period	$1.40	$1.28	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$1.32	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.10	$1.00
Accumulation unit value at end of period	$1.21	$1.32	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—
Accumulation unit value at end of period	$1.04	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.00	$1.00
Accumulation unit value at end of period	$1.39	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	26	26	5

78	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	8	21	21
Variable Portfolio – Victory Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.55	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	1	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	77	33	32
Wells Fargo Advantage VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$1.43	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	11	9	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$0.94	$1.00
Accumulation unit value at end of period	$1.35	$1.39	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—
Accumulation unit value at end of period	$0.99	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable account charges of 1.20% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	435	433	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.27	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06	$1.00
Accumulation unit value at end of period	$1.32	$1.27	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	290	309	288	415	437	548	301	264	846	148
AB VPS Growth and Income Portfolio (Class B) (2/13/2002)
Accumulation unit value at beginning of period	$1.80	$1.35	$1.17	$1.11	$1.00	$0.84	$1.43	$1.38	$1.20	$1.16
Accumulation unit value at end of period	$1.94	$1.80	$1.35	$1.17	$1.11	$1.00	$0.84	$1.43	$1.38	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,629	1,714	2,074	2,548	3,288	4,258	6,035	9,112	12,504	14,313
AB VPS International Value Portfolio (Class B) (2/13/2002)
Accumulation unit value at beginning of period	$1.84	$1.52	$1.35	$1.69	$1.64	$1.24	$2.68	$2.57	$1.92	$1.67
Accumulation unit value at end of period	$1.70	$1.84	$1.52	$1.35	$1.69	$1.64	$1.24	$2.68	$2.57	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	2,643	3,099	3,734	4,866	6,458	9,981	15,720	18,897	19,979	16,470
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.32	$1.15	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.02	$1.79	$1.32	$1.15	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	954	660	660	250	11	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,228	543	—	—	—	—	—	—	—	—
American Century VP International, Class II (2/13/2002)
Accumulation unit value at beginning of period	$1.91	$1.58	$1.32	$1.52	$1.36	$1.03	$1.90	$1.63	$1.32	$1.18
Accumulation unit value at end of period	$1.78	$1.91	$1.58	$1.32	$1.52	$1.36	$1.03	$1.90	$1.63	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	780	850	987	1,335	1,679	2,015	2,795	3,680	4,188	3,768
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	574	599	625	582	775	2,523	4,001	5,266	—	—
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$1.57	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	$1.00
Accumulation unit value at end of period	$1.70	$1.57	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	701	770	915	992	992	1,098	1,338	1,445	6,545	1,015

RIVERSOURCE VARIABLE ACCOUNT 10 ■	79

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Century VP Value, Class II (2/13/2002)
Accumulation unit value at beginning of period	$2.02	$1.56	$1.38	$1.38	$1.24	$1.05	$1.45	$1.54	$1.32	$1.27
Accumulation unit value at end of period	$2.26	$2.02	$1.56	$1.38	$1.38	$1.24	$1.05	$1.45	$1.54	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	4,750	4,853	4,953	5,339	5,469	6,158	8,079	12,429	15,592	16,716
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.16	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,099	1,906	428	—	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio (2/13/2002)
Accumulation unit value at beginning of period	$1.54	$1.33	$1.21	$1.17	$1.06	$0.86	$1.26	$1.24	$1.16	$1.11
Accumulation unit value at end of period	$1.67	$1.54	$1.33	$1.21	$1.17	$1.06	$0.86	$1.26	$1.24	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	596	614	583	649	737	858	1,073	1,711	2,144	2,283
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.78	$1.23	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.83	$1.78	$1.23	$1.04	$1.04	$0.84	$0.59	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	176	184	116	142	172	204	130	97	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.74	$1.45	$1.29	$1.27	$1.14	$0.93	$1.35	$1.34	$1.18	$1.15
Accumulation unit value at end of period	$1.90	$1.74	$1.45	$1.29	$1.27	$1.14	$0.93	$1.35	$1.34	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	4,407	3,681	3,269	3,744	4,325	6,111	2,378	4,008	3,764	3,085
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.98	$0.99	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,100	3,841	2,988	3,304	666	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99
Accumulation unit value at end of period	$1.01	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3,212	3,817	3,990	5,730	7,758	14,861	39,094	33,791	33,401	18,979
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	355	32	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,859	342	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	312	45	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.13	$1.07	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.09	$1.13	$1.07	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,661	3,597	5,512	3,728	428	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.45	$1.50	$1.41	$1.34	$1.25	$1.11	$1.20	$1.15	$1.12	$1.11
Accumulation unit value at end of period	$1.51	$1.45	$1.50	$1.41	$1.34	$1.25	$1.11	$1.20	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	10,127	12,817	18,482	20,159	26,396	58,421	63,728	68,622	60,502	37,023
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.27	$1.13	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.59	$1.27	$1.13	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,401	1,739	1,079	901	293	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.16	$1.72	$1.53	$1.63	$1.41	$1.12	$1.91	$1.79	$1.51	$1.35
Accumulation unit value at end of period	$2.34	$2.16	$1.72	$1.53	$1.63	$1.41	$1.12	$1.91	$1.79	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	6,204	7,057	8,522	11,111	13,939	30,183	36,755	43,798	50,646	33,232
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	498	254	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.13	$0.95	$1.22	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.13	$0.95	$1.22	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,626	2,147	1,444	982	417	—	—	—	—	—

80	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$3.07	$3.16	$2.65	$3.40	$2.87	$1.67	$3.65	$2.68	$2.02	$1.53
Accumulation unit value at end of period	$2.96	$3.07	$3.16	$2.65	$3.40	$2.87	$1.67	$3.65	$2.68	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	1,096	1,470	1,611	1,940	2,468	3,600	5,787	5,242	5,716	4,677
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.13	$1.07	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.03	$1.13	$1.07	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,544	1,916	2,345	1,777	517	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.65	$1.81	$1.72	$1.66	$1.58	$1.43	$1.46	$1.37	$1.30	$1.38
Accumulation unit value at end of period	$1.64	$1.65	$1.81	$1.72	$1.66	$1.58	$1.43	$1.46	$1.37	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	3,119	4,069	5,077	5,792	7,371	16,121	18,675	22,272	19,781	15,541
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.12	$1.08	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.34	$1.28	$1.12	$1.08	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,308	2,366	2,347	1,717	478	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.28	$2.18	$1.90	$1.82	$1.62	$1.06	$1.44	$1.43	$1.31	$1.27
Accumulation unit value at end of period	$2.33	$2.28	$2.18	$1.90	$1.82	$1.62	$1.06	$1.44	$1.43	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	4,212	4,734	5,671	6,355	7,802	9,680	11,973	19,687	25,271	27,474
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.12	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.32	$1.27	$1.12	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,893	5,110	1,881	1,504	171	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.79	$1.72	$1.52	$1.45	$1.29	$0.92	$1.15	$1.13	$1.06	$1.04
Accumulation unit value at end of period	$1.83	$1.79	$1.72	$1.52	$1.45	$1.29	$0.92	$1.15	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,885	3,286	4,217	4,518	5,416	17,730	11,540	12,716	13,255	4,187
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.03	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.44	$1.20	$1.03	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	845	674	522	263	53	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.95	$1.61	$1.39	$1.60	$1.42	$1.13	$1.92	$1.73	$1.41	$1.25
Accumulation unit value at end of period	$1.76	$1.95	$1.61	$1.39	$1.60	$1.42	$1.13	$1.92	$1.73	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	667	806	885	1,090	1,443	1,829	2,197	3,162	3,800	3,647
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.37	$1.15	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.98	$1.76	$1.37	$1.15	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	871	780	441	347	100	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.48	$1.15	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16	$1.05	$0.98
Accumulation unit value at end of period	$1.67	$1.48	$1.15	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,872	1,991	2,239	2,709	3,547	4,530	6,110	10,992	13,741	13,519
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.41	$1.25	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.11	$1.85	$1.41	$1.25	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	509	134	80	49	—	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.65	$1.25	$1.11	$1.07	$0.92	$0.75	$1.31	$1.29	$1.13	$1.08
Accumulation unit value at end of period	$1.87	$1.65	$1.25	$1.11	$1.07	$0.92	$0.75	$1.31	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,126	2,670	3,109	3,980	5,013	6,295	7,479	10,299	12,875	11,604
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.02	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.07	$1.07	$1.02	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,789	1,413	1,113	1,220	145	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,371	3,637	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33,530	9,694	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	81

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.11	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	202,464	52,708	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.15	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	292,621	141,007	36,030	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2006)
Accumulation unit value at beginning of period	$1.52	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	$1.00	—
Accumulation unit value at end of period	$1.64	$1.52	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,635	1,887	2,446	3,000	3,790	22,026	20,913	15,689	10,663	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.12	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	$1.00	—
Accumulation unit value at end of period	$1.05	$1.12	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1,381	1,243	1,302	1,688	1,766	2,195	2,857	2,426	5,251	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.17	$1.06	$1.27	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.60	$1.51	$1.17	$1.06	$1.27	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	505	338	175	117	32	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.81	$1.40	$1.27	$1.52	$1.22	$0.75	$1.38	$1.23	$1.25	$1.15
Accumulation unit value at end of period	$1.92	$1.81	$1.40	$1.27	$1.52	$1.22	$0.75	$1.38	$1.23	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	371	453	560	877	1,155	1,372	1,170	1,887	2,741	2,961
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.33	$1.14	$1.26	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.01	$1.81	$1.33	$1.14	$1.26	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	956	600	271	231	56	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$1.94	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19	$1.00
Accumulation unit value at end of period	$2.15	$1.94	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	721	814	1,034	1,325	1,680	2,952	5,049	5,225	7,878	393
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	339	252	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.75	$1.34	$1.18	$1.17	$1.03	$0.83	$1.34	$1.29	$1.13	$1.10
Accumulation unit value at end of period	$1.96	$1.75	$1.34	$1.18	$1.17	$1.03	$0.83	$1.34	$1.29	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4,397	3,312	2,590	3,038	3,421	4,568	5,854	8,187	9,874	10,825
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.36	$1.17	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.04	$1.85	$1.36	$1.17	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	762	427	270	204	40	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$1.79	$1.32	$1.12	$1.16	$0.97	$0.78	$1.30	$1.33	$1.13	$1.09
Accumulation unit value at end of period	$1.97	$1.79	$1.32	$1.12	$1.16	$0.97	$0.78	$1.30	$1.33	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	829	710	665	477	561	429	584	789	734	632
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.33	$1.15	$1.27	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.04	$1.96	$1.33	$1.15	$1.27	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	797	659	471	170	22	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.55	$1.74	$1.49	$1.65	$1.32	$0.95	$1.57	$1.66	$1.51	$1.45
Accumulation unit value at end of period	$2.67	$2.55	$1.74	$1.49	$1.65	$1.32	$0.95	$1.57	$1.66	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	391	424	452	705	880	971	1,315	2,098	3,358	3,917
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.03	$1.05	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.03	$1.05	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,667	2,602	3,268	2,125	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.00	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.97	$1.00	$1.00	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	666	745	881	1,095	460	—	—	—	—	—

82	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.14	$1.14	$1.12	$1.07	$1.11	$1.07	$1.04	$1.04
Accumulation unit value at end of period	$1.16	$1.11	$1.14	$1.14	$1.14	$1.12	$1.07	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4,235	5,295	6,553	7,651	9,727	11,135	13,972	12,745	15,464	16,802
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.74	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	$1.00	—
Accumulation unit value at end of period	$0.61	$0.74	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	1,397	1,744	2,125	2,408	2,563	2,966	2,963	1,728	4,962	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,159	896	228	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2006)
Accumulation unit value at beginning of period	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	$1.00	—
Accumulation unit value at end of period	$1.25	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	6,455	8,259	5,538	6,419	6,500	12,792	11,376	13,146	12,200	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.49	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	$1.00	—
Accumulation unit value at end of period	$1.64	$1.49	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	10,949	10,325	10,153	11,122	12,302	15,949	27,515	23,069	20,348	—
Fidelity® VIP Growth & Income Portfolio Service Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$1.78	$1.35	$1.16	$1.16	$1.02	$0.81	$1.42	$1.28	$1.15	$1.09
Accumulation unit value at end of period	$1.94	$1.78	$1.35	$1.16	$1.16	$1.02	$0.81	$1.42	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,557	2,893	3,338	4,067	5,091	6,236	8,328	12,003	16,152	18,132
Fidelity® VIP Mid Cap Portfolio Service Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$3.12	$2.33	$2.05	$2.33	$1.84	$1.33	$2.23	$1.95	$1.76	$1.51
Accumulation unit value at end of period	$3.27	$3.12	$2.33	$2.05	$2.33	$1.84	$1.33	$2.23	$1.95	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	5,341	5,816	6,547	8,022	9,514	14,164	20,610	25,720	32,335	28,423
Fidelity® VIP Overseas Portfolio Service Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$1.99	$1.54	$1.30	$1.59	$1.43	$1.14	$2.07	$1.79	$1.53	$1.31
Accumulation unit value at end of period	$1.80	$1.99	$1.54	$1.30	$1.59	$1.43	$1.14	$2.07	$1.79	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	1,245	1,403	1,536	1,936	2,441	3,135	4,259	5,901	7,436	6,520
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,973	530	—	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$1.75	$1.73	$1.37	$1.47	$1.23	$1.05	$1.84	$2.35	$1.97	$1.76
Accumulation unit value at end of period	$1.98	$1.75	$1.73	$1.37	$1.47	$1.23	$1.05	$1.84	$2.35	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	1,968	2,260	2,435	2,639	3,274	4,145	5,481	8,852	13,498	15,139
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,599	864	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$1.90	$1.50	$1.33	$1.36	$1.24	$0.99	$1.60	$1.56	$1.34	$1.22
Accumulation unit value at end of period	$2.01	$1.90	$1.50	$1.33	$1.36	$1.24	$0.99	$1.60	$1.56	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	2,485	2,751	3,107	3,633	4,727	5,705	8,193	12,837	13,922	11,400
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.81	$2.09	$1.78	$1.88	$1.48	$1.16	$1.75	$1.82	$1.57	$1.46
Accumulation unit value at end of period	$2.79	$2.81	$2.09	$1.78	$1.88	$1.48	$1.16	$1.75	$1.82	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	2,092	1,922	2,057	2,496	2,911	3,457	4,647	7,056	8,954	8,682
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,820	681	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (2/13/2002)
Accumulation unit value at beginning of period	$2.82	$2.15	$1.83	$1.98	$1.60	$1.22	$1.96	$1.92	$1.68	$1.50
Accumulation unit value at end of period	$3.16	$2.82	$2.15	$1.83	$1.98	$1.60	$1.22	$1.96	$1.92	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	2,452	2,896	3,719	4,717	6,137	7,669	10,448	15,654	19,762	20,011
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	83

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (2/13/2002)
Accumulation unit value at beginning of period	$1.75	$1.28	$1.14	$1.10	$0.99	$0.83	$1.33	$1.37	$1.23	$1.17
Accumulation unit value at end of period	$2.01	$1.75	$1.28	$1.14	$1.10	$0.99	$0.83	$1.33	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,694	2,113	2,613	3,289	4,364	5,508	7,207	11,550	15,324	16,269
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.33	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,420	2,006	2,437	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,734	2,301	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.83	$1.36	$1.16	$1.20	$1.05	$0.83	$1.30	$1.35	$1.18	$1.15
Accumulation unit value at end of period	$1.97	$1.83	$1.36	$1.16	$1.20	$1.05	$0.83	$1.30	$1.35	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	3,960	4,816	5,740	7,423	9,203	15,447	21,701	27,381	32,887	26,831
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.39	$1.07	$0.92	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.39	$1.07	$0.92	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	900	810	429	539	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.75	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	$1.00	—
Accumulation unit value at end of period	$2.06	$1.75	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	411	367	341	383	387	587	665	456	2,466	—
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.67	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09	$1.00
Accumulation unit value at end of period	$1.65	$1.67	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,050	959	1,079	1,233	1,536	7,083	7,389	4,140	267	5
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.32	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	124	123	153	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.32	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	556	596	682	—	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (2/13/2002)
Accumulation unit value at beginning of period	$1.27	$1.03	$0.94	$1.00	$0.83	$0.53	$0.98	$0.92	$0.84	$0.83
Accumulation unit value at end of period	$1.39	$1.27	$1.03	$0.94	$1.00	$0.83	$0.53	$0.98	$0.92	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	505	586	728	1,003	1,578	1,450	1,188	1,544	1,896	2,168
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.20	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,297	1,387	—	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	787	243	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.17	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	137	68	—	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (2/13/2002)
Accumulation unit value at beginning of period	$1.93	$1.44	$1.23	$1.36	$1.11	$0.71	$1.29	$1.07	$1.01	$0.91
Accumulation unit value at end of period	$2.09	$1.93	$1.44	$1.23	$1.36	$1.11	$0.71	$1.29	$1.07	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	88	93	96	122	169	178	134	206	215	230
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	872	904	1,063	1,400	1,827	18,450	16,906	12,686	—	—
Janus Aspen Series Overseas Portfolio: Service Shares (2/13/2002)
Accumulation unit value at beginning of period	$2.55	$2.26	$2.02	$3.02	$2.45	$1.38	$2.93	$2.32	$1.60	$1.23
Accumulation unit value at end of period	$2.22	$2.55	$2.26	$2.02	$3.02	$2.45	$1.38	$2.93	$2.32	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	190	240	318	534	725	806	986	1,042	1,094	854

84	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	677	397	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (2/13/2002)
Accumulation unit value at beginning of period	$1.65	$1.28	$1.11	$1.12	$1.01	$0.74	$1.18	$1.08	$1.02	$0.99
Accumulation unit value at end of period	$1.81	$1.65	$1.28	$1.11	$1.12	$1.01	$0.74	$1.18	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,026	1,178	1,187	1,322	1,440	2,149	2,427	3,135	4,033	4,710
MFS® New Discovery Series – Service Class (2/13/2002)
Accumulation unit value at beginning of period	$2.23	$1.59	$1.34	$1.51	$1.12	$0.70	$1.17	$1.16	$1.04	$1.00
Accumulation unit value at end of period	$2.03	$2.23	$1.59	$1.34	$1.51	$1.12	$0.70	$1.17	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	703	924	1,014	1,248	1,318	1,542	1,851	2,675	3,472	4,247
MFS® Utilities Series – Service Class (2/13/2002)
Accumulation unit value at beginning of period	$3.47	$2.92	$2.61	$2.48	$2.21	$1.69	$2.74	$2.18	$1.68	$1.46
Accumulation unit value at end of period	$3.86	$3.47	$2.92	$2.61	$2.48	$2.21	$1.69	$2.74	$2.18	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	2,670	2,644	2,679	2,928	2,748	3,343	4,698	6,370	6,302	5,189
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.19	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	$1.00	—
Accumulation unit value at end of period	$1.33	$1.19	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	—
Number of accumulation units outstanding at end of period (000 omitted)	1,292	1,547	1,651	1,854	2,304	4,848	7,113	4,961	4,670	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.70	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	$1.00	—
Accumulation unit value at end of period	$1.71	$1.70	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	1,012	933	1,242	1,686	1,284	1,240	1,487	1,490	3,111	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.06	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.02	$1.06	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	208	237	220	287	320	4,088	5,048	4,922	4,471	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.24	$1.14	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.69	$1.24	$1.14	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	230	158	115	81	17	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.98	$1.58	$1.32	$1.46	$1.28	$0.93	$1.58	$1.50	$1.30	$1.15
Accumulation unit value at end of period	$2.00	$1.98	$1.58	$1.32	$1.46	$1.28	$0.93	$1.58	$1.50	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	2,651	2,554	2,440	2,763	2,966	3,414	4,437	6,986	8,796	5,927
Oppenheimer Global Strategic Income Fund/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$1.51	$1.54	$1.38	$1.38	$1.22	$1.04	$1.23	$1.14	$1.08	$1.06
Accumulation unit value at end of period	$1.53	$1.51	$1.54	$1.38	$1.38	$1.22	$1.04	$1.23	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	11,272	13,581	17,582	20,765	25,920	45,739	58,677	62,902	46,387	23,303
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (2/4/2004)
Accumulation unit value at beginning of period	$2.16	$1.55	$1.33	$1.38	$1.14	$0.84	$1.37	$1.41	$1.24	$1.15
Accumulation unit value at end of period	$2.38	$2.16	$1.55	$1.33	$1.38	$1.14	$0.84	$1.37	$1.41	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1,628	1,577	1,506	1,679	2,099	2,510	3,184	4,773	5,725	3,700
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.40	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	$1.00	—
Accumulation unit value at end of period	$1.39	$1.40	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	5,897	7,334	9,642	8,325	7,492	15,667	18,406	14,755	14,860	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.94	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	339	332	233	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	580	264	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (2/13/2002)
Accumulation unit value at beginning of period	$1.89	$1.35	$1.12	$1.15	$1.13	$0.91	$1.11	$1.13	$1.11	$1.00
Accumulation unit value at end of period	$2.39	$1.89	$1.35	$1.12	$1.15	$1.13	$0.91	$1.11	$1.13	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	379	412	433	508	683	936	1,192	1,630	2,416	2,388

RIVERSOURCE VARIABLE ACCOUNT 10 ■	85

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT International Equity Fund – Class IB Shares (2/13/2002)
Accumulation unit value at beginning of period	$1.74	$1.37	$1.14	$1.39	$1.28	$1.04	$1.87	$1.75	$1.39	$1.25
Accumulation unit value at end of period	$1.60	$1.74	$1.37	$1.14	$1.39	$1.28	$1.04	$1.87	$1.75	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	320	366	444	703	801	1,046	1,497	2,184	2,660	3,019
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.65	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.65	$1.22	$1.06	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	225	107	106	136	189	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.77	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	375	184	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.20	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105,357	112,247	95,228	88,245	18,111	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.21	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,789	5,048	5,386	7,382	11,130	—	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.06	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.10	$1.06	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,122	991	1,384	857	109	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	474	184	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.15	$1.10	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.15	$1.10	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,111	1,311	1,762	1,438	237	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (9/13/2004)
Accumulation unit value at beginning of period	$1.27	$1.36	$1.30	$1.19	$1.16	$1.10	$1.11	$1.04	$1.04	$1.03
Accumulation unit value at end of period	$1.36	$1.27	$1.36	$1.30	$1.19	$1.16	$1.10	$1.11	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,714	4,528	6,547	7,560	9,304	25,536	17,319	17,958	20,730	13,014
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.24	$1.03	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.49	$1.24	$1.03	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,405	1,717	1,201	943	200	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.43	$1.21	$1.29	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.94	$1.90	$1.43	$1.21	$1.29	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,143	986	818	446	44	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70,948	106,272	160,513	106,320	31,375	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,205	11,689	18,739	19,708	20,762	—	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.08	$0.94	$1.18	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.28	$1.08	$0.94	$1.18	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	873	929	723	479	118	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.14	$1.11	$1.05	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,250	5,065	2,672	2,080	490	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.75	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	351	86	—	—	—	—	—	—	—	—

86	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.32	$1.19	$1.24	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.70	$1.32	$1.19	$1.24	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	678	574	528	429	39	—	—	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.21	$1.07	$1.16	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.43	$1.21	$1.07	$1.16	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,427	944	741	433	97	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	823	728	1,316	1,006	184	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.37	$1.20	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.73	$1.37	$1.20	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	594	356	218	225	87	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.33	$1.18	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.70	$1.33	$1.18	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	316	247	154	67	14	—	—	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.14	$1.15	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.74	$1.30	$1.14	$1.15	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	889	773	565	344	85	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	863,442	970,843	983,581	803,653	267,638	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55,451	63,550	66,495	76,905	95,000	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	395,159	448,743	416,636	380,432	98,233	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,393	17,092	20,325	28,510	43,525	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	182,170	236,976	315,033	235,332	82,795	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,251	23,130	30,768	33,844	38,588	—	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.37	$1.07	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.57	$1.40	$1.37	$1.07	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,844	1,528	1,004	667	155	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	—	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.35	$1.20	$1.17	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.70	$1.35	$1.20	$1.17	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	865	752	632	401	10	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	87

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.36	$1.21	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.99	$1.83	$1.36	$1.21	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	379	198	144	91	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.39	$1.27	$1.29	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.92	$1.39	$1.27	$1.29	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	228	272	178	96	18	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.30	$1.16	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.73	$1.30	$1.16	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	315	238	215	165	74	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (2/13/2002)
Accumulation unit value at beginning of period	$2.63	$1.97	$1.76	$1.86	$1.52	$1.12	$1.66	$1.77	$1.49	$1.42
Accumulation unit value at end of period	$2.65	$2.63	$1.97	$1.76	$1.86	$1.52	$1.12	$1.66	$1.77	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	1,110	1,346	1,725	2,181	2,661	9,298	11,506	12,216	10,437	11,559
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.01	$1.17	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.44	$1.20	$1.01	$1.17	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	593	347	376	230	6	—	—	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	36	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.21	$1.11	$1.16	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.53	$1.21	$1.11	$1.16	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	726	424	354	310	38	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.27	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	$1.00	—
Accumulation unit value at end of period	$1.41	$1.27	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	510	560	547	742	1,020	17,879	12,896	9,646	10,682	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.04	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.01	$1.05	$1.04	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	497	502	637	565	159	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.31	$1.13	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.94	$1.76	$1.31	$1.13	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	575	560	544	381	67	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (2/4/2004)
Accumulation unit value at beginning of period	$1.94	$1.45	$1.25	$1.35	$1.12	$0.83	$1.33	$1.27	$1.11	$1.12
Accumulation unit value at end of period	$2.15	$1.94	$1.45	$1.25	$1.35	$1.12	$0.83	$1.33	$1.27	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	156	168	218	282	347	389	614	980	1,141	1,193
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.01	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.02	$1.01	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	618	335	395	320	163	—	—	—	—	—
Wanger International (2/13/2002)
Accumulation unit value at beginning of period	$3.70	$3.06	$2.55	$3.02	$2.45	$1.66	$3.08	$2.68	$1.98	$1.65
Accumulation unit value at end of period	$3.50	$3.70	$3.06	$2.55	$3.02	$2.45	$1.66	$3.08	$2.68	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	2,115	2,380	2,671	3,403	4,188	7,020	8,509	10,565	12,918	11,470
Wanger USA (2/13/2002)
Accumulation unit value at beginning of period	$2.61	$1.98	$1.67	$1.75	$1.43	$1.02	$1.71	$1.64	$1.54	$1.40
Accumulation unit value at end of period	$2.70	$2.61	$1.98	$1.67	$1.75	$1.43	$1.02	$1.71	$1.64	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	3,101	3,704	4,290	5,535	7,116	11,266	14,444	19,504	23,503	23,080
Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$1.74	$1.48	$1.32	$1.26	$1.12	$0.98	$1.40	$1.32	$1.19	$1.15
Accumulation unit value at end of period	$2.03	$1.74	$1.48	$1.32	$1.26	$1.12	$0.98	$1.40	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	424	445	523	603	776	1,012	1,711	1,996	2,159	2,480
Wells Fargo Advantage VT International Equity Fund – Class 2 (2/4/2004)
Accumulation unit value at beginning of period	$1.55	$1.31	$1.17	$1.36	$1.18	$1.04	$1.80	$1.59	$1.31	$1.14
Accumulation unit value at end of period	$1.45	$1.55	$1.31	$1.17	$1.36	$1.18	$1.04	$1.80	$1.59	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	969	1,078	1,221	1,411	1,780	8,152	2,508	3,470	4,047	3,150

88	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT Opportunity Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.13	$1.65	$1.45	$1.55	$1.27	$0.87	$1.47	$1.39	$1.25	$1.18
Accumulation unit value at end of period	$2.32	$2.13	$1.65	$1.45	$1.55	$1.27	$0.87	$1.47	$1.39	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	954	1,074	1,295	1,577	941	1,067	1,472	2,414	3,081	3,829
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (2/13/2002)
Accumulation unit value at beginning of period	$2.46	$1.65	$1.55	$1.65	$1.31	$0.87	$1.51	$1.34	$1.10	$1.05
Accumulation unit value at end of period	$2.38	$2.46	$1.65	$1.55	$1.65	$1.31	$0.87	$1.51	$1.34	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	951	1,040	1,006	1,106	1,331	1,388	1,360	1,799	1,527	1,557
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	293	47	—	—	—	—	—	—	—	—

Variable account charges of 1.25% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	48	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.06	$0.95	$1.25	$1.07	$0.71	$1.36	$1.15	$1.00	—
Accumulation unit value at end of period	$1.33	$1.29	$1.06	$0.95	$1.25	$1.07	$0.71	$1.36	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	18	37	42	48	56	84	38	42	66	—
AB VPS Growth and Income Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.14	$0.99	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00	—
Accumulation unit value at end of period	$1.64	$1.52	$1.14	$0.99	$0.94	$0.84	$0.71	$1.21	$1.17	—
Number of accumulation units outstanding at end of period (000 omitted)	200	202	247	277	181	220	213	268	73	—
AB VPS International Value Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$0.89	$0.73	$0.65	$0.81	$0.79	$0.60	$1.29	$1.24	$1.00	—
Accumulation unit value at end of period	$0.82	$0.89	$0.73	$0.65	$0.81	$0.79	$0.60	$1.29	$1.24	—
Number of accumulation units outstanding at end of period (000 omitted)	817	857	911	1,158	1,366	2,588	5,358	3,278	875	—
AB VPS Large Cap Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.59	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09	$1.00	—
Accumulation unit value at end of period	$1.78	$1.59	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	75	70	39	17	20	9	12	15	12	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	213	65	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.80	$1.41	$1.23	$1.25	$1.07	$0.83	$1.11	$1.16	$1.00	—
Accumulation unit value at end of period	$2.07	$1.80	$1.41	$1.23	$1.25	$1.07	$0.83	$1.11	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	311	302	323	327	359	844	1,325	1,557	76	—
American Century VP Ultra®, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.21	$1.08	$1.09	$0.95	$0.71	$1.24	$1.04	$1.00	—
Accumulation unit value at end of period	$1.78	$1.64	$1.21	$1.08	$1.09	$0.95	$0.71	$1.24	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	124	105	96	96	90	96	60	54	508	—
American Century VP Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.17	$1.03	$1.04	$0.93	$0.78	$1.09	$1.16	$1.00	—
Accumulation unit value at end of period	$1.69	$1.52	$1.17	$1.03	$1.04	$0.93	$0.78	$1.09	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	875	941	1,133	1,106	984	753	477	423	118	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.16	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	367	268	31	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.78	$1.22	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.83	$1.78	$1.22	$1.04	$1.04	$0.84	$0.59	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	69	46	47	46	51	16	5	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (3/5/1996)
Accumulation unit value at beginning of period	$2.43	$2.02	$1.79	$1.77	$1.60	$1.30	$1.88	$1.87	$1.66	$1.61
Accumulation unit value at end of period	$2.64	$2.43	$2.02	$1.79	$1.77	$1.60	$1.30	$1.88	$1.87	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	26,658	29,047	31,868	35,492	41,584	50,261	63,701	91,481	134,037	183,540

RIVERSOURCE VARIABLE ACCOUNT 10 ■	89

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Balanced Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13	$1.00	—
Accumulation unit value at end of period	$1.59	$1.46	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	1,332	1,286	912	953	983	874	134	177	42	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.98	$0.99	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (3/5/1996)
Accumulation unit value at beginning of period	$1.25	$1.26	$1.28	$1.30	$1.31	$1.33	$1.31	$1.27	$1.23	$1.21
Accumulation unit value at end of period	$1.23	$1.25	$1.26	$1.28	$1.30	$1.31	$1.33	$1.31	$1.27	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	17,745	21,182	25,726	33,543	17,657	26,429	52,399	53,380	58,183	42,071
Columbia Variable Portfolio – Cash Management Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.03	$1.04	$1.05	$1.06	$1.05	$1.02	$1.00	—
Accumulation unit value at end of period	$0.99	$1.00	$1.01	$1.03	$1.04	$1.05	$1.06	$1.05	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	2,894	3,509	4,019	4,601	4,655	7,805	12,817	6,443	2,340	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	4	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	3	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	27	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.13	$1.07	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.09	$1.13	$1.07	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	145	172	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (3/5/1996)
Accumulation unit value at beginning of period	$1.82	$1.89	$1.78	$1.69	$1.58	$1.40	$1.51	$1.45	$1.41	$1.40
Accumulation unit value at end of period	$1.90	$1.82	$1.89	$1.78	$1.69	$1.58	$1.40	$1.51	$1.45	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	24,259	29,291	39,761	43,797	52,791	62,551	74,132	94,011	125,947	161,182
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.36	$1.28	$1.22	$1.14	$1.01	$1.09	$1.05	$1.00	—
Accumulation unit value at end of period	$1.37	$1.31	$1.36	$1.28	$1.22	$1.14	$1.01	$1.09	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	1,578	1,936	3,269	3,034	3,814	21,366	18,072	15,662	3,649	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.27	$1.13	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.59	$1.27	$1.13	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (2/13/2009)
Accumulation unit value at beginning of period	$2.11	$1.68	$1.49	$1.59	$1.38	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.29	$2.11	$1.68	$1.49	$1.59	$1.38	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34,044	38,256	43,172	51,706	62,741	77,782	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.36	$1.08	$0.96	$1.03	$0.89	$0.71	$1.20	$1.13	$1.00	—
Accumulation unit value at end of period	$1.47	$1.36	$1.08	$0.96	$1.03	$0.89	$0.71	$1.20	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	1,947	2,125	2,176	2,480	2,761	11,781	9,201	5,950	2,080	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	18	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.13	$0.95	$1.22	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.13	$0.95	$1.22	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	18	16	8	2	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (2/13/2009)
Accumulation unit value at beginning of period	$1.93	$1.99	$1.67	$2.14	$1.81	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.93	$1.99	$1.67	$2.14	$1.81	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,992	21,919	25,559	31,273	39,511	47,142	—	—	—	—

90	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.53	$1.58	$1.33	$1.70	$1.44	$0.84	$1.83	$1.34	$1.00	—
Accumulation unit value at end of period	$1.48	$1.53	$1.58	$1.33	$1.70	$1.44	$0.84	$1.83	$1.34	—
Number of accumulation units outstanding at end of period (000 omitted)	601	628	662	686	847	1,478	2,146	1,134	297	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.13	$1.07	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.03	$1.13	$1.07	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	—	—	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (5/1/1996)
Accumulation unit value at beginning of period	$1.84	$2.02	$1.93	$1.86	$1.77	$1.61	$1.63	$1.54	$1.46	$1.55
Accumulation unit value at end of period	$1.84	$1.84	$2.02	$1.93	$1.86	$1.77	$1.61	$1.63	$1.54	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	7,556	9,073	11,594	13,207	15,395	18,436	24,387	29,881	43,931	63,122
Columbia Variable Portfolio – Global Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.38	$1.32	$1.27	$1.21	$1.10	$1.12	$1.05	$1.00	—
Accumulation unit value at end of period	$1.26	$1.26	$1.38	$1.32	$1.27	$1.21	$1.10	$1.12	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	580	711	1,175	1,327	1,441	7,312	6,376	5,574	1,823	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.12	$1.08	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.34	$1.28	$1.12	$1.08	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	24	28	28	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (5/1/1996)
Accumulation unit value at beginning of period	$2.42	$2.31	$2.02	$1.94	$1.72	$1.13	$1.53	$1.52	$1.39	$1.36
Accumulation unit value at end of period	$2.48	$2.42	$2.31	$2.02	$1.94	$1.72	$1.13	$1.53	$1.52	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	15,173	17,663	20,820	23,616	27,791	34,092	42,231	64,660	107,467	157,929
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.71	$1.63	$1.43	$1.37	$1.21	$0.80	$1.08	$1.08	$1.00	—
Accumulation unit value at end of period	$1.75	$1.71	$1.63	$1.43	$1.37	$1.21	$0.80	$1.08	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	628	622	847	822	741	732	714	778	163	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.12	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.32	$1.27	$1.12	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	623	684	28	23	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.68	$1.62	$1.43	$1.36	$1.22	$0.87	$1.08	$1.07	$1.00	—
Accumulation unit value at end of period	$1.72	$1.68	$1.62	$1.43	$1.36	$1.22	$0.87	$1.08	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	464	532	750	713	895	7,104	3,302	2,730	1,216	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.03	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.44	$1.20	$1.03	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (3/5/1996)
Accumulation unit value at beginning of period	$1.70	$1.41	$1.21	$1.40	$1.24	$0.99	$1.68	$1.51	$1.23	$1.09
Accumulation unit value at end of period	$1.53	$1.70	$1.41	$1.21	$1.40	$1.24	$0.99	$1.68	$1.51	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	21,089	23,789	26,997	33,208	41,245	51,869	68,928	101,902	154,153	186,228
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.10	$0.94	$1.09	$0.97	$0.77	$1.31	$1.17	$1.00	—
Accumulation unit value at end of period	$1.19	$1.32	$1.10	$0.94	$1.09	$0.97	$0.77	$1.31	$1.17	—
Number of accumulation units outstanding at end of period (000 omitted)	104	136	200	273	313	271	145	164	97	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.37	$1.15	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.97	$1.75	$1.37	$1.15	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	6	6	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.13	$0.95	$0.99	$0.86	$0.63	$1.15	$1.13	$1.00	—
Accumulation unit value at end of period	$1.63	$1.45	$1.13	$0.95	$0.99	$0.86	$0.63	$1.15	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	190	183	221	250	311	255	110	192	64	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.40	$1.25	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.11	$1.85	$1.40	$1.25	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (3/5/1996)
Accumulation unit value at beginning of period	$1.95	$1.48	$1.31	$1.27	$1.09	$0.89	$1.56	$1.53	$1.35	$1.28
Accumulation unit value at end of period	$2.22	$1.95	$1.48	$1.31	$1.27	$1.09	$0.89	$1.56	$1.53	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	63,628	70,870	79,845	91,927	109,733	134,225	171,961	243,359	364,571	136,706

RIVERSOURCE VARIABLE ACCOUNT 10 ■	91

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.46	$1.11	$0.99	$0.95	$0.82	$0.67	$1.17	$1.15	$1.00	—
Accumulation unit value at end of period	$1.67	$1.46	$1.11	$0.99	$0.95	$0.82	$0.67	$1.17	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	262	253	251	209	162	160	123	116	17	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.02	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.07	$1.07	$1.02	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	5	5	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (6/26/2006)
Accumulation unit value at beginning of period	$1.62	$1.21	$1.09	$1.14	$0.95	$0.76	$1.27	$1.09	$1.00	—
Accumulation unit value at end of period	$1.76	$1.62	$1.21	$1.09	$1.14	$0.95	$0.76	$1.27	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	856	968	1,075	1,215	1,359	8,903	5,685	3,534	1,110	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (6/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.06	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20	$1.00	—
Accumulation unit value at end of period	$1.18	$1.26	$1.06	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	439	470	462	469	557	523	415	517	474	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.17	$1.06	$1.27	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.51	$1.17	$1.06	$1.27	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	14	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (3/17/2006)
Accumulation unit value at beginning of period	$1.41	$1.09	$0.99	$1.18	$0.95	$0.59	$1.08	$0.96	$1.00	—
Accumulation unit value at end of period	$1.49	$1.41	$1.09	$0.99	$1.18	$0.95	$0.59	$1.08	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	18,998	21,172	23,576	27,721	31,578	36,757	43,647	58,005	84,783	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.54	$1.19	$1.08	$1.29	$1.04	$0.64	$1.18	$1.05	$1.00	—
Accumulation unit value at end of period	$1.63	$1.54	$1.19	$1.08	$1.29	$1.04	$0.64	$1.18	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	44	48	106	118	127	95	46	47	28	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.33	$1.14	$1.26	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.00	$1.81	$1.33	$1.14	$1.26	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.15	$0.98	$1.09	$0.90	$0.64	$1.19	$1.09	$1.00	—
Accumulation unit value at end of period	$1.73	$1.56	$1.15	$0.98	$1.09	$0.90	$0.64	$1.19	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	232	256	297	403	460	951	1,356	1,081	810	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	28	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.54	$1.19	$1.04	$1.04	$0.91	$0.74	$1.18	$1.14	$1.00	—
Accumulation unit value at end of period	$1.73	$1.54	$1.19	$1.04	$1.04	$0.91	$0.74	$1.18	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	329	302	406	438	441	294	214	205	12	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.36	$1.17	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.03	$1.85	$1.36	$1.17	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	—	—	—	—	—	—	—

92	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.15	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	$1.00	—
Accumulation unit value at end of period	$1.72	$1.56	$1.15	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	75	90	127	81	89	53	5	4	3	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.33	$1.15	$1.27	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.04	$1.95	$1.33	$1.15	$1.27	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.14	$0.98	$1.09	$0.87	$0.63	$1.04	$1.10	$1.00	—
Accumulation unit value at end of period	$1.75	$1.67	$1.14	$0.98	$1.09	$0.87	$0.63	$1.04	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	61	65	54	59	82	83	22	46	24	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.03	$1.05	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.03	$1.05	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	59	59	41	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.00	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.97	$1.00	$1.00	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.06	$1.10	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00	—
Accumulation unit value at end of period	$1.11	$1.06	$1.10	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	678	1,029	1,516	1,823	2,648	2,470	1,011	451	45	—
Credit Suisse Trust – Commodity Return Strategy Portfolio (6/26/2006)
Accumulation unit value at beginning of period	$0.77	$0.87	$0.90	$1.05	$0.91	$0.77	$1.18	$1.02	$1.00	—
Accumulation unit value at end of period	$0.63	$0.77	$0.87	$0.90	$1.05	$0.91	$0.77	$1.18	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	379	504	498	583	663	769	609	510	738	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	189	143	24	—	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.06	$0.87	$1.04	$0.96	$0.78	$1.36	$1.18	$1.00	—
Accumulation unit value at end of period	$1.18	$1.23	$1.06	$0.87	$1.04	$0.96	$0.78	$1.36	$1.18	—
Number of accumulation units outstanding at end of period (000 omitted)	214	274	236	280	311	312	230	123	66	—
Eaton Vance VT Floating-Rate Income Fund (6/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.22	$1.15	$1.14	$1.05	$0.74	$1.03	$1.02	$1.00	—
Accumulation unit value at end of period	$1.24	$1.25	$1.22	$1.15	$1.14	$1.05	$0.74	$1.03	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,905	2,312	1,779	2,005	1,589	5,344	4,095	3,491	1,613	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.22	$1.07	$1.11	$0.96	$0.72	$1.27	$1.10	$1.00	—
Accumulation unit value at end of period	$1.74	$1.58	$1.22	$1.07	$1.11	$0.96	$0.72	$1.27	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	2,898	3,127	2,960	2,966	3,081	4,468	6,247	4,856	1,983	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.73	$1.29	$1.14	$1.30	$1.02	$0.74	$1.24	$1.09	$1.00	—
Accumulation unit value at end of period	$1.81	$1.73	$1.29	$1.14	$1.30	$1.02	$0.74	$1.24	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	1,457	1,636	1,733	1,819	2,025	3,636	4,270	2,609	824	—
Fidelity® VIP Overseas Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.00	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16	$1.00	—
Accumulation unit value at end of period	$1.16	$1.28	$1.00	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	289	300	301	320	390	449	372	336	120	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	549	206	—	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$0.89	$0.88	$0.70	$0.75	$0.63	$0.53	$0.94	$1.20	$1.00	—
Accumulation unit value at end of period	$1.01	$0.89	$0.88	$0.70	$0.75	$0.63	$0.53	$0.94	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	563	614	557	568	694	600	374	322	108	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	441	35	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	93

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.10	$0.97	$1.00	$0.91	$0.73	$1.17	$1.15	$1.00	—
Accumulation unit value at end of period	$1.47	$1.39	$1.10	$0.97	$1.00	$0.91	$0.73	$1.17	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	727	817	855	946	1,026	936	862	939	403	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.68	$1.25	$1.07	$1.13	$0.89	$0.70	$1.05	$1.09	$1.00	—
Accumulation unit value at end of period	$1.67	$1.68	$1.25	$1.07	$1.13	$0.89	$0.70	$1.05	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	232	247	259	295	341	328	274	319	119	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	225	135	—	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio—Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	$1.00	—
Accumulation unit value at end of period	$1.65	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	331	374	351	304	348	278	233	489	186	—
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.33	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	88	88	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	223	184	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.53	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13	$1.00	—
Accumulation unit value at end of period	$1.64	$1.53	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	527	593	614	703	826	3,240	3,645	2,734	1,254	—
Invesco V.I. Core Equity Fund, Series I Shares (3/5/1996)
Accumulation unit value at beginning of period	$2.83	$2.22	$1.97	$2.00	$1.85	$1.46	$2.11	$1.98	$1.72	$1.65
Accumulation unit value at end of period	$3.02	$2.83	$2.22	$1.97	$2.00	$1.85	$1.46	$2.11	$1.98	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	32,557	36,480	41,628	49,041	58,751	72,541	92,625	128,470	199,591	281,112
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.38	$1.07	$0.91	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.38	$1.07	$0.91	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	99	85	92	68	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.85	$1.33	$1.12	$1.09	$1.06	$0.84	$1.19	$1.08	$1.00	—
Accumulation unit value at end of period	$2.18	$1.85	$1.33	$1.12	$1.09	$1.06	$0.84	$1.19	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	131	115	85	97	39	42	21	34	203	—
Invesco V.I. International Growth Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.49	$1.27	$1.11	$1.21	$1.09	$0.82	$1.39	$1.23	$1.00	—
Accumulation unit value at end of period	$1.47	$1.49	$1.27	$1.11	$1.21	$1.09	$0.82	$1.39	$1.23	—
Number of accumulation units outstanding at end of period (000 omitted)	359	344	313	319	368	3,232	2,467	1,191	21	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.31	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.31	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	65	63	—	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.20	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	214	436	—	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	154	61	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.17	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	30	—	—	—	—	—	—	—	—

94	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	220	240	320	359	477	8,361	5,624	3,686	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	408	267	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.30	$1.13	$1.14	$1.03	$0.75	$1.20	$1.10	$1.00	—
Accumulation unit value at end of period	$1.83	$1.67	$1.30	$1.13	$1.14	$1.03	$0.75	$1.20	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	423	368	359	320	308	341	166	147	60	—
MFS® Utilities Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$1.97	$1.66	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24	$1.00	—
Accumulation unit value at end of period	$2.19	$1.97	$1.66	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24	—
Number of accumulation units outstanding at end of period (000 omitted)	487	504	486	531	519	499	436	440	101	—
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.22	$0.95	$1.07	$0.89	$0.64	$1.16	$1.28	$1.00	—
Accumulation unit value at end of period	$1.39	$1.24	$1.22	$0.95	$1.07	$0.89	$0.64	$1.16	$1.28	—
Number of accumulation units outstanding at end of period (000 omitted)	279	306	312	356	436	1,306	1,624	799	494	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.86	$1.37	$1.28	$1.39	$1.07	$0.69	$1.31	$1.08	$1.00	—
Accumulation unit value at end of period	$1.87	$1.86	$1.37	$1.28	$1.39	$1.07	$0.69	$1.31	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	241	229	221	205	188	206	163	210	295	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.19	$1.02	$0.88	$1.01	$0.84	$0.63	$1.19	$1.17	$1.00	—
Accumulation unit value at end of period	$1.14	$1.19	$1.02	$0.88	$1.01	$0.84	$0.63	$1.19	$1.17	—
Number of accumulation units outstanding at end of period (000 omitted)	97	94	104	91	109	1,622	1,455	1,246	432	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.61	$1.19	$1.08	$1.13	$0.93	$0.72	$1.21	$1.14	$1.00	—
Accumulation unit value at end of period	$1.75	$1.61	$1.19	$1.08	$1.13	$0.93	$0.72	$1.21	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	104	130	118	128	113	71	70	31	13	—
Oppenheimer Equity Income Fund/VA, Service Shares (9/15/2006)
Accumulation unit value at beginning of period	$1.28	$1.01	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07	$1.00	—
Accumulation unit value at end of period	$1.40	$1.28	$1.01	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	80	85	103	126	183	120	74	45	—	—
Oppenheimer Global Fund/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.53	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16	$1.00	—
Accumulation unit value at end of period	$1.54	$1.53	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	756	828	838	847	807	631	521	383	108	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.45	$1.30	$1.31	$1.15	$0.99	$1.17	$1.08	$1.00	—
Accumulation unit value at end of period	$1.44	$1.43	$1.45	$1.30	$1.31	$1.15	$0.99	$1.17	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	2,144	3,076	3,703	4,013	4,615	13,258	11,659	10,327	3,211	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.68	$1.21	$1.04	$1.08	$0.89	$0.66	$1.07	$1.10	$1.00	—
Accumulation unit value at end of period	$1.85	$1.68	$1.21	$1.04	$1.08	$0.89	$0.66	$1.07	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	337	336	340	352	430	378	262	374	133	—
PIMCO VIT All Asset Portfolio, Advisor Class (6/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.45	$1.28	$1.27	$1.14	$0.95	$1.14	$1.07	$1.00	—
Accumulation unit value at end of period	$1.42	$1.43	$1.45	$1.28	$1.27	$1.14	$0.95	$1.14	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	1,683	2,030	2,306	2,096	1,585	5,695	5,995	4,401	1,767	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.94	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	9	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	95

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Multi-Cap Growth Fund – Class IA Shares (3/5/1996)
Accumulation unit value at beginning of period	$2.15	$1.59	$1.37	$1.46	$1.24	$0.94	$1.56	$1.49	$1.38	$1.27
Accumulation unit value at end of period	$2.41	$2.15	$1.59	$1.37	$1.46	$1.24	$0.94	$1.56	$1.49	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	27,826	30,597	34,299	39,973	47,515	57,178	71,705	97,679	149,236	206,197
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.76	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	5	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,578	1,962	1,512	1,375	203	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.20	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,659	4,445	4,233	4,638	4,914	—	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.10	$1.06	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.05	$1.10	$1.06	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	171	135	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.15	$1.10	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.15	$1.10	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	13	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.34	$1.28	$1.18	$1.15	$1.09	$1.10	$1.03	$1.00	—
Accumulation unit value at end of period	$1.34	$1.25	$1.34	$1.28	$1.18	$1.15	$1.09	$1.10	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	613	683	1,029	1,099	1,299	9,808	3,985	3,202	1,572	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.23	$1.03	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.49	$1.23	$1.03	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.43	$1.21	$1.29	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.90	$1.43	$1.21	$1.29	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	8	6	4	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,847	3,852	4,741	3,692	1,762	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,911	11,518	19,722	19,589	23,879	—	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.08	$0.94	$1.18	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.28	$1.08	$0.94	$1.18	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	7	—	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.14	$1.11	$1.05	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	30	31	34	—	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.75	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	14	—	—	—	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.31	$1.19	$1.24	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.70	$1.31	$1.19	$1.24	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

96	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.06	$1.16	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.42	$1.21	$1.06	$1.16	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.37	$1.20	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.73	$1.37	$1.20	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	19	6	2	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.33	$1.18	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.70	$1.33	$1.18	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.14	$1.15	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.74	$1.30	$1.14	$1.15	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,400	18,017	15,675	14,804	7,564	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31,949	37,695	40,536	45,364	50,299	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,171	8,503	7,743	7,528	3,727	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,043	19,987	19,791	22,032	24,539	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,166	6,354	7,326	6,257	1,853	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.22	$1.16	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,144	18,523	22,396	24,570	26,919	—	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.37	$1.07	$1.19	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.57	$1.39	$1.37	$1.07	$1.19	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.34	$1.20	$1.17	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.70	$1.34	$1.20	$1.17	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	—	—	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.36	$1.21	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.98	$1.82	$1.36	$1.21	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	97

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.39	$1.26	$1.29	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.91	$1.39	$1.26	$1.29	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.30	$1.16	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.73	$1.30	$1.16	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.25	$1.11	$1.18	$0.96	$0.71	$1.05	$1.12	$1.00	—
Accumulation unit value at end of period	$1.68	$1.66	$1.25	$1.11	$1.18	$0.96	$0.71	$1.05	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	141	197	230	322	442	4,674	3,930	2,808	336	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.01	$1.17	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.43	$1.20	$1.01	$1.17	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	18	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.21	$1.11	$1.16	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.53	$1.21	$1.11	$1.16	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12	$1.00	—
Accumulation unit value at end of period	$1.44	$1.31	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	169	177	173	218	345	7,802	4,317	2,683	1,144	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.04	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.01	$1.05	$1.04	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	—	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.31	$1.13	$1.23	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.94	$1.75	$1.31	$1.13	$1.23	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	10	4	—	—	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.68	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	$1.00	—
Accumulation unit value at end of period	$1.86	$1.68	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	80	80	62	74	61	32	32	20	2	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.01	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$1.02	$1.01	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—	—	—	—	—	—
Wanger International (6/26/2006)
Accumulation unit value at beginning of period	$1.71	$1.41	$1.18	$1.39	$1.13	$0.76	$1.42	$1.24	$1.00	—
Accumulation unit value at end of period	$1.61	$1.71	$1.41	$1.18	$1.39	$1.13	$0.76	$1.42	$1.24	—
Number of accumulation units outstanding at end of period (000 omitted)	663	698	717	782	886	2,664	1,819	1,115	495	—
Wanger USA (6/26/2006)
Accumulation unit value at beginning of period	$1.71	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08	$1.00	—
Accumulation unit value at end of period	$1.77	$1.71	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	696	834	881	928	987	2,463	2,064	1,447	279	—
Wells Fargo Advantage VT International Equity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.14	$0.97	$0.86	$1.00	$0.87	$0.77	$1.33	$1.17	$1.00	—
Accumulation unit value at end of period	$1.07	$1.14	$0.97	$0.86	$1.00	$0.87	$0.77	$1.33	$1.17	—
Number of accumulation units outstanding at end of period (000 omitted)	252	204	195	219	250	4,686	97	111	62	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.32	$1.15	$1.24	$1.01	$0.69	$1.17	$1.11	$1.00	—
Accumulation unit value at end of period	$1.85	$1.70	$1.32	$1.15	$1.24	$1.01	$0.69	$1.17	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	141	185	226	291	83	61	40	29	7	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.09	$1.41	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14	$1.00	—
Accumulation unit value at end of period	$2.02	$2.09	$1.41	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	208	253	295	313	351	260	183	186	65	—

98	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	8	—	—	—	—	—	—	—	—

Variable account charges of 1.30% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	598	412	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.06	$0.95	$1.25	$1.07	$0.71	$1.36	$1.15	$1.00
Accumulation unit value at end of period	$1.33	$1.28	$1.06	$0.95	$1.25	$1.07	$0.71	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	194	213	214	293	443	419	280	300	564
AB VPS Growth and Income Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.63	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	461	512	480	431	492	733	800	801	293
AB VPS International Value Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$0.88	$0.73	$0.65	$0.81	$0.79	$0.60	$1.29	$1.24	$1.00
Accumulation unit value at end of period	$0.82	$0.88	$0.73	$0.65	$0.81	$0.79	$0.60	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3,285	3,513	3,914	4,688	5,887	17,833	45,368	24,195	5,843
AB VPS Large Cap Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.78	$1.58	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,000	814	630	485	344	242	206	102	23
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,891	742	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.80	$1.40	$1.22	$1.25	$1.06	$0.83	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.06	$1.80	$1.40	$1.22	$1.25	$1.06	$0.83	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	986	1,059	1,168	1,278	1,384	6,247	11,348	12,685	267
American Century VP Ultra®, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.21	$1.08	$1.08	$0.95	$0.71	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.77	$1.64	$1.21	$1.08	$1.08	$0.95	$0.71	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	226	233	312	337	421	482	466	414	4,125
American Century VP Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.51	$1.16	$1.03	$1.03	$0.93	$0.78	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.68	$1.51	$1.16	$1.03	$1.03	$0.93	$0.78	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,354	3,201	3,226	2,947	2,972	3,160	2,591	2,786	903
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,594	2,067	295	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.77	$1.22	$1.04	$1.03	$0.84	$0.59	$1.01	$1.00	—
Accumulation unit value at end of period	$1.82	$1.77	$1.22	$1.04	$1.03	$0.84	$0.59	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	540	640	444	337	376	292	292	125	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.46	$1.21	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.58	$1.46	$1.21	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4,461	3,300	1,982	2,107	2,324	2,917	622	930	225
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.96	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,985	1,680	811	166	397	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$0.98	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,203	3,150	3,834	4,783	8,312	14,792	30,883	25,294	9,800

RIVERSOURCE VARIABLE ACCOUNT 10 ■	99

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	21	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	867	406	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	8	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.13	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.09	$1.13	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,031	3,775	4,315	671	239	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.36	$1.28	$1.22	$1.14	$1.01	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.36	$1.31	$1.36	$1.28	$1.22	$1.14	$1.01	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	5,830	7,338	12,205	12,964	15,943	167,503	147,502	119,779	26,100
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.27	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.59	$1.27	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,567	1,365	456	88	12	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.08	$0.96	$1.02	$0.89	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.46	$1.35	$1.08	$0.96	$1.02	$0.89	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5,900	6,330	6,495	7,829	9,754	98,890	78,564	42,436	14,023
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	399	139	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.13	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.09	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,348	1,157	788	256	111	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.53	$1.57	$1.32	$1.70	$1.44	$0.84	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.47	$1.53	$1.57	$1.32	$1.70	$1.44	$0.84	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	1,798	1,981	2,151	2,465	3,314	10,719	21,216	9,418	2,130
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	991	762	474	133	119	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.38	$1.31	$1.27	$1.21	$1.10	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.25	$1.26	$1.38	$1.31	$1.27	$1.21	$1.10	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,639	3,322	4,691	5,320	6,376	53,805	47,521	39,217	7,409
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.34	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,294	2,077	1,312	219	41	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.63	$1.42	$1.36	$1.21	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.74	$1.70	$1.63	$1.42	$1.36	$1.21	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,643	2,887	3,491	3,685	4,147	4,227	2,938	3,520	1,205
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.32	$1.27	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,208	3,341	426	105	26	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.61	$1.42	$1.36	$1.22	$0.87	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.71	$1.67	$1.61	$1.42	$1.36	$1.22	$0.87	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,291	2,726	3,545	3,834	4,656	62,856	31,638	24,436	8,700

100	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.44	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	229	238	197	165	84	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.09	$0.94	$1.09	$0.97	$0.77	$1.31	$1.17	$1.00
Accumulation unit value at end of period	$1.19	$1.32	$1.09	$0.94	$1.09	$0.97	$0.77	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	507	678	781	1,050	1,317	1,358	1,342	1,247	266
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.97	$1.75	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	536	405	96	45	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.12	$0.95	$0.99	$0.86	$0.63	$1.15	$1.13	$1.00
Accumulation unit value at end of period	$1.62	$1.44	$1.12	$0.95	$0.99	$0.86	$0.63	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	307	340	357	332	442	473	586	868	220
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.10	$1.85	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	466	300	62	1	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.46	$1.11	$0.98	$0.95	$0.82	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.66	$1.46	$1.11	$0.98	$0.95	$0.82	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	452	325	423	340	256	304	444	536	207
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.06	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	790	859	471	294	154	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,516	2,528	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,931	4,067	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95,365	31,656	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	382,220	349,573	238,831	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (6/26/2006)
Accumulation unit value at beginning of period	$1.62	$1.21	$1.09	$1.14	$0.95	$0.76	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.75	$1.62	$1.21	$1.09	$1.14	$0.95	$0.76	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,244	2,678	3,335	4,130	5,333	81,378	54,827	31,528	7,437
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (6/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.06	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.18	$1.26	$1.06	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,423	1,439	1,472	1,680	2,130	2,414	2,757	2,052	3,503
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	276	214	73	60	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.54	$1.19	$1.08	$1.29	$1.04	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.63	$1.54	$1.19	$1.08	$1.29	$1.04	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	287	320	335	469	651	529	153	191	44
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.33	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.00	$1.80	$1.33	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	682	453	113	62	1	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	101

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.55	$1.14	$0.98	$1.08	$0.90	$0.64	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.72	$1.55	$1.14	$0.98	$1.08	$0.90	$0.64	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,501	1,702	1,798	2,073	2,723	6,758	12,410	8,621	6,289
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	347	407	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.54	$1.18	$1.04	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.72	$1.54	$1.18	$1.04	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,201	2,371	1,317	1,085	1,006	911	1,062	1,259	361
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.36	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.03	$1.85	$1.36	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	582	450	171	65	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.15	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.71	$1.56	$1.15	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	543	606	354	337	384	274	159	73	20
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.33	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.03	$1.95	$1.33	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	359	247	70	21	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.14	$0.98	$1.08	$0.87	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.74	$1.67	$1.14	$0.98	$1.08	$0.87	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	546	582	444	404	366	285	123	147	51
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.03	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,116	2,098	1,556	296	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.97	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	311	331	269	187	66	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.06	$1.09	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.10	$1.06	$1.09	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,404	2,847	4,567	5,602	6,485	6,519	5,026	2,324	623
Credit Suisse Trust – Commodity Return Strategy Portfolio (6/26/2006)
Accumulation unit value at beginning of period	$0.77	$0.87	$0.90	$1.04	$0.91	$0.77	$1.18	$1.01	$1.00
Accumulation unit value at end of period	$0.63	$0.77	$0.87	$0.90	$1.04	$0.91	$0.77	$1.18	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,709	1,860	2,201	2,577	2,791	2,321	1,653	1,007	3,433
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,276	808	562	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.05	$0.87	$1.03	$0.95	$0.77	$1.36	$1.18	$1.00
Accumulation unit value at end of period	$1.17	$1.22	$1.05	$0.87	$1.03	$0.95	$0.77	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	283	345	325	458	646	764	826	586	205
Eaton Vance VT Floating-Rate Income Fund (6/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.22	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.24	$1.25	$1.22	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	7,119	9,645	7,197	8,341	8,780	44,355	33,621	26,240	10,136
Fidelity® VIP Contrafund® Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.57	$1.22	$1.06	$1.11	$0.96	$0.72	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.74	$1.57	$1.22	$1.06	$1.11	$0.96	$0.72	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	9,348	9,784	10,025	10,542	11,951	26,262	55,331	38,145	14,254
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.73	$1.29	$1.14	$1.29	$1.02	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.81	$1.73	$1.29	$1.14	$1.29	$1.02	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	4,931	4,905	4,805	5,555	6,949	23,688	36,142	18,414	5,441

102	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Overseas Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.00	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$1.28	$1.00	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	817	878	859	1,077	1,365	1,556	1,670	1,294	483
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,362	451	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$0.89	$0.89	$0.70	$0.76	$0.63	$0.54	$0.95	$1.21	$1.00
Accumulation unit value at end of period	$1.02	$0.89	$0.89	$0.70	$0.76	$0.63	$0.54	$0.95	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2,649	2,791	2,659	2,525	2,730	2,586	2,319	2,457	1,107
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,130	1,174	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.37	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.45	$1.37	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,154	3,165	3,381	4,076	4,866	5,084	5,780	6,302	2,030
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.24	$1.06	$1.12	$0.89	$0.69	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.66	$1.67	$1.24	$1.06	$1.12	$0.89	$0.69	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,709	1,708	1,505	1,730	1,829	1,834	2,047	2,059	1,064
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,278	1,027	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.64	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	609	640	601	487	575	698	825	1,284	665
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	261	259	213	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,142	2,124	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.64	$1.52	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,762	1,957	2,098	2,455	2,823	26,277	34,546	21,804	9,512
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.38	$1.07	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.38	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	715	741	573	439	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.84	$1.33	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$2.17	$1.84	$1.33	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	675	577	498	508	571	583	577	362	1,832
Invesco V.I. International Growth Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.26	$1.11	$1.21	$1.09	$0.82	$1.39	$1.23	$1.00
Accumulation unit value at end of period	$1.46	$1.48	$1.26	$1.11	$1.21	$1.09	$0.82	$1.39	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,172	1,187	1,386	1,632	2,081	29,799	26,041	11,042	102
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	244	255	367	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	103

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,902	1,461	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	460	199	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	42	5	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.48	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	983	1,287	1,514	1,713	2,336	80,099	57,559	35,017	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	810	436	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.30	$1.13	$1.14	$1.03	$0.75	$1.20	$1.10	$1.00
Accumulation unit value at end of period	$1.82	$1.66	$1.30	$1.13	$1.14	$1.03	$0.75	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	592	552	526	500	777	698	479	325	80
MFS® Utilities Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$1.96	$1.65	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$2.18	$1.96	$1.65	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3,161	3,269	3,682	3,758	3,729	4,001	3,917	3,235	1,005
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.22	$0.95	$1.07	$0.89	$0.64	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.39	$1.24	$1.22	$0.95	$1.07	$0.89	$0.64	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,528	1,677	1,694	2,093	2,262	11,746	15,705	6,278	3,387
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.85	$1.36	$1.27	$1.39	$1.06	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.86	$1.85	$1.36	$1.27	$1.39	$1.06	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	883	895	1,061	1,364	1,265	1,329	1,340	1,013	2,328
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.19	$1.02	$0.87	$1.01	$0.84	$0.63	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.13	$1.19	$1.02	$0.87	$1.01	$0.84	$0.63	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	535	486	536	538	552	15,761	15,089	11,632	3,205
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.60	$1.18	$1.08	$1.13	$0.93	$0.72	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.74	$1.60	$1.18	$1.08	$1.13	$0.93	$0.72	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	203	141	125	131	209	165	155	142	29
Oppenheimer Equity Income Fund/VA, Service Shares (9/15/2006)
Accumulation unit value at beginning of period	$1.27	$1.00	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.39	$1.27	$1.00	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	414	462	459	506	543	623	441	420	98
Oppenheimer Global Fund/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.53	$1.52	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,030	1,770	1,487	1,548	1,898	1,750	1,612	1,649	663
Oppenheimer Global Strategic Income Fund/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.45	$1.29	$1.30	$1.15	$0.98	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.44	$1.42	$1.45	$1.29	$1.30	$1.15	$0.98	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	9,595	12,312	17,181	20,543	24,561	104,395	90,372	69,486	12,934
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.20	$1.04	$1.07	$0.88	$0.65	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.84	$1.67	$1.20	$1.04	$1.07	$0.88	$0.65	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,564	1,567	1,572	1,536	1,853	1,891	1,925	2,045	715

104	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
PIMCO VIT All Asset Portfolio, Advisor Class (6/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.27	$1.26	$1.13	$0.95	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.41	$1.42	$1.44	$1.27	$1.26	$1.13	$0.95	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,408	5,512	6,952	6,150	6,043	48,834	54,964	38,718	12,825
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.94	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	351	260	129	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	363	193	—	—	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	287	97	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,143	15,758	11,659	7,924	2,155	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.49	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,722	23,979	28,894	39,654	44,198	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	421	513	595	38	24	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	380	208	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.15	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	627	641	748	176	117	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.33	$1.28	$1.18	$1.14	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.33	$1.24	$1.33	$1.28	$1.18	$1.14	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,581	4,077	5,536	6,489	7,441	79,690	30,533	23,879	9,303
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,145	815	533	119	36	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.43	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.90	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	673	529	387	99	9	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29,801	34,450	36,267	23,540	9,822	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45,861	62,281	100,316	98,218	111,907	—	—	—	—
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.08	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.27	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	537	381	124	56	18	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.14	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,225	1,859	759	232	55	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	105

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.75	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	24	—	—	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.70	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	248	261	275	114	14	—	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.42	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	645	381	168	27	42	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	507	505	545	67	16	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.37	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.73	$1.37	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	210	217	171	12	41	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.33	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.70	$1.33	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	211	222	248	33	40	—	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.14	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.74	$1.30	$1.14	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	403	380	161	84	3	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	166,042	159,138	125,044	89,953	39,307	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	338,838	384,776	404,133	467,312	551,507	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71,301	69,594	55,799	42,475	20,188	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.37	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63,382	103,309	123,092	158,719	191,048	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51,204	56,872	57,701	40,844	16,388	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.22	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	120,985	148,675	193,942	209,263	234,736	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.37	$1.07	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.39	$1.37	$1.07	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	686	583	448	153	56	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	—	—	—	—	—	—	—	—

106	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.34	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.83	$1.69	$1.34	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	401	362	319	97	3	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.98	$1.82	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	144	128	210	56	2	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.91	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	132	118	55	13	51	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.30	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.73	$1.72	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	148	71	81	8	4	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.24	$1.11	$1.18	$0.96	$0.71	$1.05	$1.12	$1.00
Accumulation unit value at end of period	$1.67	$1.66	$1.24	$1.11	$1.18	$0.96	$0.71	$1.05	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	530	633	880	1,083	1,348	44,669	40,609	26,141	2,786
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.43	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	278	217	168	18	1	—	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	8	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.21	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.53	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	234	223	135	68	53	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.44	$1.30	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	899	1,057	1,033	1,276	1,523	76,995	42,822	24,777	8,957
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	175	249	256	21	13	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.31	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.93	$1.75	$1.31	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	382	345	255	48	6	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.85	$1.67	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	146	136	171	180	165	158	145	181	32
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	223	118	80	38	41	—	—	—	—
Wanger International (6/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.41	$1.17	$1.39	$1.13	$0.76	$1.42	$1.24	$1.00
Accumulation unit value at end of period	$1.60	$1.70	$1.41	$1.17	$1.39	$1.13	$0.76	$1.42	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,489	2,678	2,922	3,546	4,286	22,622	16,160	9,249	3,490
Wanger USA (6/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.76	$1.70	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,842	2,163	2,492	2,943	3,589	18,458	16,958	11,392	1,995
Wells Fargo Advantage VT International Equity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.14	$0.97	$0.86	$1.00	$0.87	$0.76	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$1.06	$1.14	$0.97	$0.86	$1.00	$0.87	$0.76	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	937	986	1,163	1,409	1,555	42,775	1,018	830	382

RIVERSOURCE VARIABLE ACCOUNT 10 ■	107

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wells Fargo Advantage VT Opportunity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.15	$1.23	$1.01	$0.69	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.84	$1.69	$1.31	$1.15	$1.23	$1.01	$0.69	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	876	991	1,090	1,313	354	325	296	211	37
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.08	$1.40	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$2.02	$2.08	$1.40	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	947	1,042	969	1,008	1,248	1,279	1,063	968	178
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	315	230	—	—	—	—	—	—	—

Variable account charges of 1.35% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	22	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.32	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.00	$1.78	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	279	113	79	42	2
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,358	247	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.88	$1.69	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,066	679	327	255	127
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,259	657	51	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.30	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.69	$1.56	$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,206	242	57	69	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.95	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	2,792	1,916	306	1,336	340
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.72	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	16	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	770	352	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	164	95	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.13	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.13	$1.09	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	660	579	903	707	306
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$1.71	$1.58	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,347	591	136	287	38

108	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	217	61	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.05	$1.09	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	924	565	177	110	33
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	305	239	241	301	97
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.37	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,899	827	262	294	121
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.34	$1.31	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,019	753	269	155	59
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.29	$1.44	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	250	176	37	25	10
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.96	$1.75	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	256	140	45	40	38
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$2.10	$1.85	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	437	245	64	10	13
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.06	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	795	328	233	483	27
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,108	2,818	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,101	13,385	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92,264	39,275	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161,062	80,023	5,866	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.17	$1.01	$1.22	$1.00
Accumulation unit value at end of period	$1.30	$1.39	$1.17	$1.01	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	451	154	42	37	5
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.59	$1.50	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	155	76	19	17	6
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$1.99	$1.80	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	522	141	10	2	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	109

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	246	167	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.34	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$1.95	$1.75	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,574	558	94	240	66
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.36	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.02	$1.84	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	428	155	15	17	2
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.33	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$2.03	$1.95	$1.33	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	253	109	59	55	3
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.05	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	1,026	762	648	520	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$0.97	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	378	271	587	713	147
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.01	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	754	349	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.32	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.88	$1.71	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2,365	1,060	391	337	51
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.73	$1.65	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	926	546	299	348	58
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	879	147	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,901	344	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.23	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.64	$1.56	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	361	196	135	99	15
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.44	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$1.93	$1.94	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	502	205	99	78	20
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	765	176	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,363	866	—	—	—

110	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,944	950	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	449	64	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	120	3	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.81	$1.63	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	112	106	34	36	11
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	550	140	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.81	$1.63	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	855	330	175	137	21
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.68	$1.67	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	428	253	54	41	5
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.24	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$1.82	$1.68	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	118	59	2	2	—
Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.28	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.61	$1.60	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	923	632	239	227	166
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	411	187	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.37	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$2.09	$1.90	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	353	254	45	81	18
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.18	$1.19	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	648	576	441	482	194
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	220	127	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	566	170	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	51	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	111

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.55	$1.49	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	5,296	2,833	1,197	1,022	302
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	329	342	392	239	54
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	52	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.14	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	277	300	390	359	187
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.23	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.40	$1.48	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	716	393	59	76	28
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.42	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$1.92	$1.89	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	442	311	127	122	8
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.18	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	10,281	11,471	14,119	11,499	3,209
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.08	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.16	$1.27	$1.08	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	322	192	23	123	31
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.13	$1.14	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2,355	1,736	1,135	969	100
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.75	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	99	32	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.79	$1.69	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	117	125	121	81	11
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.40	$1.42	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	451	99	113	237	52
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	217	279	173	167	30
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.37	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.85	$1.72	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	301	134	33	23	12
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.33	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.88	$1.69	$1.33	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	197	97	60	24	7
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$1.89	$1.74	$1.30	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	640	167	54	58	10

112	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.20	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.36	$1.32	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	67,268	48,448	30,878	28,107	8,015
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.45	$1.40	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	28,513	18,700	9,398	9,272	1,891
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.27	$1.23	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	20,339	19,853	19,190	14,556	4,109
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.37	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.56	$1.39	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	737	364	207	241	49
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.34	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.83	$1.69	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	358	227	101	28	3
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.97	$1.82	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	215	80	6	8	6
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.87	$1.91	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	42	20	7	8	1
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.29	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$1.73	$1.72	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	81	60	41	17	21
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.31	$1.43	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	392	195	23	123	38
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	30	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.21	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.68	$1.52	$1.21	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	163	122	33	22	3
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.04	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.01	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	80	80	89	84	4
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.31	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.93	$1.75	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	329	202	91	149	8
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	466	273	175	132	11

RIVERSOURCE VARIABLE ACCOUNT 10 ■	113

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.83	$1.68	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	81	52	33	12	2
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.28	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.84	$1.90	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	458	263	57	56	6
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	139	26	—	—	—

Variable account charges of 1.40% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.32	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.00	$1.78	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	47	34	24	10	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	295	170	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.88	$1.69	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	173	166	154	49	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	524	534	149	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.30	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.69	$1.55	$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	483	434	177	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.95	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	446	466	234	219	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	358	23	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.13	$1.07	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.09	$1.13	$1.07	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	633	868	511	46	7
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$1.71	$1.58	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	549	555	165	26	—

114	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	51	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.05	$1.09	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	401	435	217	131	65
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	382	409	225	86	17
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.36	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	459	449	288	93	6
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.34	$1.31	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	593	698	185	49	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.29	$1.43	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	54	45	42	23	1
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.96	$1.74	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	51	115	112	24	13
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$2.09	$1.84	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	47	30	4	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.06	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	371	610	191	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	261	275	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	180	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,418	604	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35,582	35,461	24,797	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.17	$1.01	$1.22	$1.00
Accumulation unit value at end of period	$1.30	$1.39	$1.17	$1.01	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	90	105	98	56	34
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.58	$1.50	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	62	59	49	7	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$1.99	$1.80	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	133	107	33	9	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	115

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	8	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.34	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$1.95	$1.74	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	324	235	335	1	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.36	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.02	$1.84	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	85	54	43	9	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.33	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.03	$1.94	$1.33	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	72	63	60	27	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.05	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	498	618	454	148	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.96	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	106	119	12	6	6
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.01	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	279	177	80	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.32	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.88	$1.70	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	665	579	341	164	80
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.72	$1.65	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	275	232	128	20	15
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	164	118	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	328	110	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.23	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.64	$1.55	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	41	41	39	30	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.44	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$1.92	$1.94	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	140	73	19	18	9
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	14	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	165	—	—	—

116	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	205	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	2	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	95	14	—	—
Janus Aspen Series Janus Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.81	$1.63	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	9	9
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.81	$1.63	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	480	450	215	69	2
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.68	$1.67	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	41	44	35	32	10
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.24	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$1.82	$1.68	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	9	—
Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.28	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.61	$1.60	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	89	102	59	46	1
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.37	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$2.09	$1.90	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	88	63	43	1	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.18	$1.19	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	667	768	184	57	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	317	326	124	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	15	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	117

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.55	$1.48	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	5,453	5,797	4,222	1,906	387
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	89	92	85	24	11
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.14	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	244	230	291	25	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.23	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.40	$1.48	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	362	313	209	89	54
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.42	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$1.92	$1.89	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	159	143	107	63	40
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.18	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	9,525	11,122	12,192	4,424	673
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.15	$1.27	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	38	48	42	11	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.13	$1.14	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	513	548	176	43	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.75	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	16	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.79	$1.69	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	88	90	72	35	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.40	$1.42	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	271	177	27	32	5
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	157	175	130	35	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.37	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.85	$1.72	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	103	154	122	1	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.87	$1.69	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	55	55	44	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.30	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.88	$1.73	$1.30	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	130	138	166	39	—

118	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.20	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.36	$1.31	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	50,758	53,838	45,726	22,126	6,259
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.45	$1.40	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	20,357	22,020	13,969	11,746	3,622
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.26	$1.22	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	19,324	20,160	19,211	9,784	2,470
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.37	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.56	$1.39	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	274	214	174	75	10
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.34	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.82	$1.69	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	251	303	150	15	9
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.97	$1.81	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	67	65	52	32	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.87	$1.90	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	13	12	13	13	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.29	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$1.73	$1.72	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	26	75	49	15	9
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.31	$1.43	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	26	26	27	4	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.68	$1.52	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	246	244	48	22	20
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.00	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	227	364	108	11	11
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.93	$1.74	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	9	8	7	2	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	76	72	11	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	119

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.83	$1.68	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	72	72	52	24	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.28	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.83	$1.89	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	42	37	21	11	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	138	114	—	—	—

Variable account charges of 1.45% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	150	95	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.27	$1.05	$0.94	$1.24	$1.06	$0.70	$1.36	$1.15	$1.00
Accumulation unit value at end of period	$1.31	$1.27	$1.05	$0.94	$1.24	$1.06	$0.70	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	16	33	12	100	117	215	114	83	43
AB VPS Growth and Income Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.49	$1.13	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.61	$1.49	$1.13	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	158	175	185	157	138	212	193	302	65
AB VPS International Value Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$0.87	$0.72	$0.64	$0.81	$0.79	$0.59	$1.29	$1.24	$1.00
Accumulation unit value at end of period	$0.80	$0.87	$0.72	$0.64	$0.81	$0.79	$0.59	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	583	664	803	1,110	1,489	2,691	7,868	5,603	1,561
AB VPS Large Cap Growth Portfolio (Class B) (6/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.16	$1.01	$1.06	$0.98	$0.73	$1.22	$1.09	$1.00
Accumulation unit value at end of period	$1.75	$1.56	$1.16	$1.01	$1.06	$0.98	$0.73	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	125	66	204	65	21	25	50	38	4
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	472	141	—	—	—	—	—	—	—
American Century VP Mid Cap Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.78	$1.39	$1.21	$1.24	$1.06	$0.83	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.04	$1.78	$1.39	$1.21	$1.24	$1.06	$0.83	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	187	241	294	370	358	730	2,024	2,413	40
American Century VP Ultra®, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.62	$1.20	$1.07	$1.08	$0.94	$0.71	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.75	$1.62	$1.20	$1.07	$1.08	$0.94	$0.71	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	79	75	89	78	181	47	127	152	530
American Century VP Value, Class II (6/26/2006)
Accumulation unit value at beginning of period	$1.49	$1.15	$1.02	$1.03	$0.92	$0.78	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.66	$1.49	$1.15	$1.02	$1.03	$0.92	$0.78	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	897	960	914	1,036	1,001	881	939	802	213
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.16	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,019	438	37	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (4/27/2007)
Accumulation unit value at beginning of period	$1.75	$1.21	$1.03	$1.03	$0.83	$0.59	$1.01	$1.00	—
Accumulation unit value at end of period	$1.80	$1.75	$1.21	$1.03	$1.03	$0.83	$0.59	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	84	154	110	119	205	205	103	33	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.56	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,176	918	518	547	809	907	375	619	350

120	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.97	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.95	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	700	402	262	101	—	—	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.02	$1.03	$1.04	$1.06	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$1.00	$1.02	$1.03	$1.04	$1.06	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,800	2,678	3,268	4,106	5,325	11,291	21,135	15,777	7,385
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	49	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	85	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.95	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	177	88	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.13	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.08	$1.13	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	500	379	538	322	30	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.35	$1.27	$1.21	$1.13	$1.00	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.34	$1.29	$1.35	$1.27	$1.21	$1.13	$1.00	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,355	3,068	5,731	6,538	7,525	31,929	31,170	28,774	5,708
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.26	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.58	$1.26	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	321	296	137	59	31	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.34	$1.07	$0.95	$1.02	$0.88	$0.70	$1.20	$1.12	$1.00
Accumulation unit value at end of period	$1.45	$1.34	$1.07	$0.95	$1.02	$0.88	$0.70	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,758	1,869	1,805	2,178	2,845	12,785	12,673	9,098	3,489
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	224	152	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.08	$1.12	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	262	218	105	94	53	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.51	$1.56	$1.31	$1.69	$1.43	$0.83	$1.82	$1.34	$1.00
Accumulation unit value at end of period	$1.45	$1.51	$1.56	$1.31	$1.69	$1.43	$0.83	$1.82	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	389	506	546	649	760	1,330	2,601	1,669	340
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.12	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	200	195	80	23	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.37	$1.30	$1.26	$1.20	$1.09	$1.11	$1.05	$1.00
Accumulation unit value at end of period	$1.23	$1.24	$1.37	$1.30	$1.26	$1.20	$1.09	$1.11	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	734	972	1,641	2,021	2,598	9,993	9,621	9,331	1,982
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.33	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	509	473	343	122	52	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.68	$1.61	$1.41	$1.35	$1.21	$0.80	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.72	$1.68	$1.61	$1.41	$1.35	$1.21	$0.80	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,521	1,517	1,563	1,554	1,702	1,816	1,461	1,856	514

RIVERSOURCE VARIABLE ACCOUNT 10 ■	121

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.31	$1.26	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,105	1,199	210	120	29	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.65	$1.60	$1.41	$1.35	$1.21	$0.86	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.69	$1.65	$1.60	$1.41	$1.35	$1.21	$0.86	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	776	979	1,299	1,249	1,525	8,735	4,855	4,738	1,866
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.19	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.43	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	48	27	35	12	—	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.08	$0.93	$1.08	$0.96	$0.77	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.17	$1.30	$1.08	$0.93	$1.08	$0.96	$0.77	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	170	207	250	229	219	250	182	260	100
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.36	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.74	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79	67	44	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.11	$0.94	$0.98	$0.85	$0.63	$1.15	$1.13	$1.00
Accumulation unit value at end of period	$1.60	$1.43	$1.11	$0.94	$0.98	$0.85	$0.63	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	44	133	189	159	196	245	206	237	69
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.40	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.09	$1.84	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109	35	25	9	—	—	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.10	$0.98	$0.94	$0.81	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.64	$1.44	$1.10	$0.98	$0.94	$0.81	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	77	47	40	73	68	89	86	136	38
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.06	$1.06	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	285	531	605	129	30	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,046	807	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,376	2,147	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,344	2,515	—	—	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,925	12,152	5,776	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (6/26/2006)
Accumulation unit value at beginning of period	$1.60	$1.20	$1.08	$1.13	$0.94	$0.75	$1.26	$1.09	$1.00
Accumulation unit value at end of period	$1.73	$1.60	$1.20	$1.08	$1.13	$0.94	$0.75	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	599	705	829	1,189	1,476	9,757	8,302	5,811	1,493
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (6/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.05	$0.90	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.16	$1.24	$1.05	$0.90	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	276	260	247	399	496	668	887	819	748
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.16	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.50	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	32	19	7	1	—	—	—	—

122	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.18	$1.07	$1.28	$1.03	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.61	$1.52	$1.18	$1.07	$1.28	$1.03	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	85	103	91	83	156	178	81	89	16
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.32	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.98	$1.80	$1.32	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	32	26	12	13	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.54	$1.13	$0.97	$1.08	$0.89	$0.64	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.70	$1.54	$1.13	$0.97	$1.08	$0.89	$0.64	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	275	311	320	426	538	929	1,749	1,681	1,085
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.94	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	229	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.17	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.70	$1.52	$1.17	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	893	538	502	397	470	728	476	499	10
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.35	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.01	$1.84	$1.35	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	154	73	47	17	14	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.54	$1.13	$0.97	$1.00	$0.84	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.69	$1.54	$1.13	$0.97	$1.00	$0.84	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	103	182	85	72	53	17	23	41	15
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.33	$1.14	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$2.02	$1.94	$1.33	$1.14	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	11	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.65	$1.13	$0.97	$1.08	$0.86	$0.63	$1.03	$1.09	$1.00
Accumulation unit value at end of period	$1.72	$1.65	$1.13	$0.97	$1.08	$0.86	$0.63	$1.03	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	60	111	81	71	70	90	22	19	5
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.03	$1.04	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.03	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	309	350	177	95	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	179	172	202	144	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.05	$1.08	$1.08	$1.08	$1.07	$1.02	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.09	$1.05	$1.08	$1.08	$1.08	$1.07	$1.02	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,316	2,035	3,166	4,378	4,382	4,922	2,703	1,689	130
Credit Suisse Trust – Commodity Return Strategy Portfolio (6/26/2006)
Accumulation unit value at beginning of period	$0.76	$0.86	$0.89	$1.04	$0.90	$0.77	$1.17	$1.01	$1.00
Accumulation unit value at end of period	$0.62	$0.76	$0.86	$0.89	$1.04	$0.90	$0.77	$1.17	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	507	583	800	950	1,182	1,097	883	655	700
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	203	60	10	—	—	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.04	$0.86	$1.03	$0.95	$0.77	$1.36	$1.18	$1.00
Accumulation unit value at end of period	$1.16	$1.21	$1.04	$0.86	$1.03	$0.95	$0.77	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	193	262	304	368	444	454	317	164	35
Eaton Vance VT Floating-Rate Income Fund (6/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.20	$1.14	$1.13	$1.05	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.23	$1.20	$1.14	$1.13	$1.05	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,335	4,207	3,372	3,788	4,453	8,753	8,356	9,232	4,655

RIVERSOURCE VARIABLE ACCOUNT 10 ■	123

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Fidelity® VIP Contrafund® Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.21	$1.05	$1.10	$0.95	$0.71	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.71	$1.56	$1.21	$1.05	$1.10	$0.95	$0.71	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,752	2,772	2,690	2,701	3,123	4,857	9,818	8,451	3,216
Fidelity® VIP Mid Cap Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.71	$1.27	$1.13	$1.29	$1.01	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.78	$1.71	$1.27	$1.13	$1.29	$1.01	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,125	988	1,110	1,256	1,724	3,813	6,011	4,186	1,152
Fidelity® VIP Overseas Portfolio Service Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.27	$0.99	$0.83	$1.02	$0.92	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.14	$1.27	$0.99	$0.83	$1.02	$0.92	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	369	348	292	461	655	683	624	609	234
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	631	311	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$0.88	$0.87	$0.69	$0.74	$0.62	$0.53	$0.94	$1.20	$1.00
Accumulation unit value at end of period	$0.99	$0.88	$0.87	$0.69	$0.74	$0.62	$0.53	$0.94	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	441	477	371	395	588	593	433	489	414
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,097	361	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.37	$1.08	$0.96	$0.99	$0.90	$0.72	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.45	$1.37	$1.08	$0.96	$0.99	$0.90	$0.72	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	557	626	902	1,011	1,148	1,338	1,691	1,979	485
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.06	$1.12	$0.88	$0.69	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.64	$1.66	$1.23	$1.06	$1.12	$0.88	$0.69	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	281	367	401	462	700	717	685	602	232
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	647	510	—	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.04	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.62	$1.41	$1.04	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	138	156	232	143	356	224	335	494	196
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.33	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	112	113	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	764	620	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.50	$1.12	$0.96	$0.99	$0.87	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.62	$1.50	$1.12	$0.96	$0.99	$0.87	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	398	442	555	737	909	3,610	5,243	4,556	1,999
Invesco V.I. Diversified Dividend Fund, Series II Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.37	$1.06	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.37	$1.06	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	295	250	103	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.82	$1.32	$1.11	$1.08	$1.05	$0.83	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$2.14	$1.82	$1.32	$1.11	$1.08	$1.05	$0.83	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	162	158	108	124	120	166	138	69	222

124	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. International Growth Fund, Series II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.25	$1.10	$1.20	$1.08	$0.81	$1.39	$1.23	$1.00
Accumulation unit value at end of period	$1.45	$1.47	$1.25	$1.10	$1.20	$1.08	$0.81	$1.39	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	298	256	296	359	390	3,323	3,345	1,942	14
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.31	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.31	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	54	45	—	—	—	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	810	713	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	416	187	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	55	5	—	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	282	366	519	591	593	9,009	7,617	5,761	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	379	300	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$1.65	$1.28	$1.12	$1.13	$1.02	$0.74	$1.20	$1.10	$1.00
Accumulation unit value at end of period	$1.80	$1.65	$1.28	$1.12	$1.13	$1.02	$0.74	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	333	377	369	269	230	223	224	122	57
MFS® Utilities Series – Service Class (6/26/2006)
Accumulation unit value at beginning of period	$1.94	$1.64	$1.47	$1.40	$1.25	$0.95	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$2.15	$1.94	$1.64	$1.47	$1.40	$1.25	$0.95	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	968	859	903	953	901	892	1,003	1,091	467
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.21	$0.94	$1.07	$0.88	$0.63	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.37	$1.22	$1.21	$0.94	$1.07	$0.88	$0.63	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	398	470	470	425	429	1,188	2,112	1,085	624
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.83	$1.35	$1.26	$1.38	$1.06	$0.68	$1.30	$1.08	$1.00
Accumulation unit value at end of period	$1.84	$1.83	$1.35	$1.26	$1.38	$1.06	$0.68	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	219	198	214	203	159	215	268	387	397
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.01	$0.87	$1.00	$0.83	$0.63	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.12	$1.17	$1.01	$0.87	$1.00	$0.83	$0.63	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	58	75	80	96	100	1,600	1,895	2,072	680
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (6/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.17	$1.07	$1.12	$0.93	$0.72	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.72	$1.58	$1.17	$1.07	$1.12	$0.93	$0.72	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	90	76	26	35	32	59	84	42	5
Oppenheimer Equity Income Fund/VA, Service Shares (9/15/2006)
Accumulation unit value at beginning of period	$1.26	$0.99	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.37	$1.26	$0.99	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	306	356	366	383	379	403	323	375	6
Oppenheimer Global Fund/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.51	$1.20	$1.01	$1.12	$0.98	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.52	$1.51	$1.20	$1.01	$1.12	$0.98	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	529	600	520	588	662	679	693	779	266

RIVERSOURCE VARIABLE ACCOUNT 10 ■	125

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Oppenheimer Global Strategic Income Fund/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.43	$1.28	$1.29	$1.14	$0.98	$1.16	$1.08	$1.00
Accumulation unit value at end of period	$1.42	$1.41	$1.43	$1.28	$1.29	$1.14	$0.98	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,657	4,997	6,210	7,215	8,228	20,034	21,803	18,995	3,974
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (6/26/2006)
Accumulation unit value at beginning of period	$1.65	$1.19	$1.03	$1.07	$0.88	$0.65	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.82	$1.65	$1.19	$1.03	$1.07	$0.88	$0.65	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	293	247	249	302	320	266	350	487	231
PIMCO VIT All Asset Portfolio, Advisor Class (6/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.43	$1.26	$1.26	$1.13	$0.94	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.39	$1.41	$1.43	$1.26	$1.26	$1.13	$0.94	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,212	1,857	3,141	2,838	2,685	7,054	9,430	7,577	2,481
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.93	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	144	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	413	345	—	—	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.76	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	18	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.42	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.42	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,140	5,713	4,970	5,014	476	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.43	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,261	1,478	1,463	1,618	1,928	—	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.05	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	59	32	—	12	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	89	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.10	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.06	$1.14	$1.10	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	202	222	353	119	34	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.31	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,079	1,280	2,237	2,570	2,975	13,553	7,067	5,715	2,119
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.23	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.48	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	192	111	108	73	59	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.42	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.89	$1.42	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	60	68	54	56	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,238	16,283	18,372	12,111	3,775	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,040	21,050	31,090	32,521	40,233	—	—	—	—

126	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.07	$0.93	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.27	$1.07	$0.93	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	54	22	12	—	—	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.13	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	879	1,223	353	288	94	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.75	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	65	—	—	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.69	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	49	11	10	—	—	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.21	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.41	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	43	19	23	34	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.09	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.04	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128	225	139	57	51	—	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.36	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.72	$1.36	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	86	59	3	—	—	—	—	—
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.32	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.69	$1.32	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	22	1	—	—	—	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.30	$1.13	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.73	$1.30	$1.13	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	160	158	73	57	25	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77,754	79,491	67,842	58,637	23,094	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.29	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29,311	32,386	32,281	37,613	41,323	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34,152	33,555	32,489	29,585	7,132	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.36	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,871	7,968	7,702	10,729	12,286	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,803	26,092	26,691	21,112	8,769	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.21	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,456	29,448	35,259	38,434	42,735	—	—	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.36	$1.06	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.39	$1.36	$1.06	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	138	131	35	22	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	127

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—	—	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.34	$1.19	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.68	$1.34	$1.19	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	131	116	104	64	51	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.35	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.97	$1.81	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	18	15	3	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.38	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.90	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	15	—	1	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.29	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.71	$1.29	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	23	14	3	1	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.23	$1.10	$1.17	$0.95	$0.71	$1.05	$1.12	$1.00
Accumulation unit value at end of period	$1.65	$1.64	$1.23	$1.10	$1.17	$0.95	$0.71	$1.05	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	207	223	242	374	368	4,518	5,050	4,362	417
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.19	$1.00	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.42	$1.19	$1.00	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	88	1	—	—	—	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	25	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.52	$1.20	$1.10	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.52	$1.20	$1.10	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	72	31	12	13	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.02	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.42	$1.29	$1.02	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	138	250	270	280	367	7,956	5,981	4,256	1,499
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.00	$1.04	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	179	280	27	13	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.74	$1.30	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	20	18	12	22	—	—	—	—
Variable Portfolio – Victory Established Value Fund (Class 3) (6/26/2006)
Accumulation unit value at beginning of period	$1.65	$1.23	$1.07	$1.16	$0.97	$0.72	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.82	$1.65	$1.23	$1.07	$1.16	$0.97	$0.72	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	44	36	22	18	206	151	119	35	6
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	51	51	26	25	—	—	—	—
Wanger International (6/26/2006)
Accumulation unit value at beginning of period	$1.68	$1.39	$1.16	$1.38	$1.12	$0.76	$1.42	$1.24	$1.00
Accumulation unit value at end of period	$1.58	$1.68	$1.39	$1.16	$1.38	$1.12	$0.76	$1.42	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	550	560	585	739	910	2,622	2,386	1,978	779

128	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006
Wanger USA (6/26/2006)
Accumulation unit value at beginning of period	$1.68	$1.28	$1.08	$1.13	$0.93	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.74	$1.68	$1.28	$1.08	$1.13	$0.93	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	446	440	480	636	744	2,189	2,340	2,054	422
Wells Fargo Advantage VT International Equity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.13	$0.96	$0.85	$1.00	$0.87	$0.76	$1.32	$1.17	$1.00
Accumulation unit value at end of period	$1.05	$1.13	$0.96	$0.85	$1.00	$0.87	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	219	221	241	271	341	5,717	194	198	79
Wells Fargo Advantage VT Opportunity Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.30	$1.14	$1.23	$1.00	$0.69	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.82	$1.67	$1.30	$1.14	$1.23	$1.00	$0.69	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	173	181	293	534	70	55	67	86	9
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (6/26/2006)
Accumulation unit value at beginning of period	$2.06	$1.39	$1.31	$1.39	$1.11	$0.74	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.99	$2.06	$1.39	$1.31	$1.39	$1.11	$0.74	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	302	301	335	344	388	377	334	363	74
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	268	45	—	—	—	—	—	—	—

Variable account charges of 1.50% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	23	3	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$0.99	$1.00
Accumulation unit value at end of period	$1.49	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	454	429	210
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.17	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	201	39	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$1.50	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	438	335	13
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.02	$1.00
Accumulation unit value at end of period	$1.16	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	458	234	104
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	401	249	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1,018	844	64
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—
Accumulation unit value at end of period	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	67	9	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—
Accumulation unit value at end of period	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	53	12	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—
Accumulation unit value at end of period	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	19	2	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	129

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.05	$1.00
Accumulation unit value at end of period	$1.04	$1.00	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	236	191	95
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.37	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,854	1,684	68
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—
Accumulation unit value at end of period	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	26	22	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.06	$1.00
Accumulation unit value at end of period	$0.98	$1.02	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	346	296	66
Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.94	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	187	139	87
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.16	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	767	678	51
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	884	1,040	60
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.06	$1.00
Accumulation unit value at end of period	$1.15	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	250	222	6
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.46	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	109	96	34
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$0.99	$1.00
Accumulation unit value at end of period	$1.47	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	46	47	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	311	245	302
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—
Accumulation unit value at end of period	$1.03	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	393	138	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—
Accumulation unit value at end of period	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	484	219	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—
Accumulation unit value at end of period	$1.15	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	4,206	611	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.18	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	16,833	18,509	9,409
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	167	94	14

130	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	56	21	1
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.04	$1.00
Accumulation unit value at end of period	$1.56	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	474	455	40
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.02	$1.00
Accumulation unit value at end of period	$1.48	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	566	181	32
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.02	$1.00
Accumulation unit value at end of period	$1.52	$1.39	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	118	72	32
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$1.55	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	17	11	7
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.07	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	379	382	235
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	311	189	159
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	196	147	75
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$1.44	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	757	678	66
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.01	$1.00
Accumulation unit value at end of period	$1.41	$1.35	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	180	172	9
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	313	61	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—
Accumulation unit value at end of period	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	304	87	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.40	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	109	48	36
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.42	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	163	161	30
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	99	75	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	131

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	271	102	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—
Accumulation unit value at end of period	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	147	103	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	197	2	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.19	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	209	193	—
Janus Aspen Series Janus Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.43	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	61	59	3
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—
Accumulation unit value at end of period	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	28	3	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.41	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	998	688	66
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$0.93	$1.00
Accumulation unit value at end of period	$1.26	$1.25	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	60	73	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$1.47	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	227	36	5
Oppenheimer Global Fund/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$1.36	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	150	101	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—
Accumulation unit value at end of period	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	90	52	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$1.57	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	152	171	43
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.05	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	587	521	350
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$0.96	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	81	90	25

132	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—
Accumulation unit value at end of period	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	66	16	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—
Accumulation unit value at end of period	$0.71	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	75	34	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.00
Accumulation unit value at end of period	$1.27	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,488	821	8
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.03	$1.00
Accumulation unit value at end of period	$1.03	$0.98	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	68	25	24
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—
Accumulation unit value at end of period	$1.11	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	40	7	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$1.04	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	133	106	79
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.21	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	315	230	76
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.02	$1.00
Accumulation unit value at end of period	$1.38	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	122	41	16
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.07	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,098	2,053	616
Variable Portfolio – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.14	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	51	46	5
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	564	494	95
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—
Accumulation unit value at end of period	$0.75	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	50	12	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.29	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	73	72	15
Variable Portfolio – Invesco International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.06	$1.00
Accumulation unit value at end of period	$1.22	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	97	137	17
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	84	64	38
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.01	$1.00
Accumulation unit value at end of period	$1.36	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	387	372	27

RIVERSOURCE VARIABLE ACCOUNT 10 ■	133

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.24	$0.97	$1.00
Accumulation unit value at end of period	$1.37	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	12	17	6
Variable Portfolio – MFS Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$1.49	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	269	227	39
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	20,362	16,382	5,878
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.21	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8,700	6,261	1,516
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.12	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	6,282	5,751	2,391
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.30	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	337	236	26
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.42	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	174	175	73
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$1.38	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	59	59	26
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$1.31	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	22	26	3
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	40	35	3
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.09	$1.00
Accumulation unit value at end of period	$1.20	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	131	105	26
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—
Accumulation unit value at end of period	$1.03	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.38	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	318	232	6
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	53	66	41

134	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Variable Portfolio – Victory Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.04	$1.00
Accumulation unit value at end of period	$1.53	$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	118	105	3
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	142	84	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.42	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	37	40	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$0.93	$1.00
Accumulation unit value at end of period	$1.33	$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	174	134	37
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—
Accumulation unit value at end of period	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	96	—	—

Variable account charges of 1.55% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	60	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.31	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.98	$1.77	$1.31	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	11	17	18	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	156	13	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.87	$1.68	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	173	152	87	29	11
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	124	78	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.68	$1.55	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	285	242	152	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	30	37
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	7	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	135

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.13	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.08	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	224	224	308	75	36
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.26	$1.13	$1.20	$1.00
Accumulation unit value at end of period	$1.70	$1.57	$1.26	$1.13	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	38	36	19	55	14
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	10	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$0.94	$1.22	$1.00
Accumulation unit value at end of period	$1.04	$1.08	$1.12	$0.94	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	182	202	190	178	13
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	69	71	94	100	4
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.33	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	240	254	139	32	7
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.33	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	315	330	212	25	18
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.28	$1.43	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	31	25	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.95	$1.74	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	140	133	129	94	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.39	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$2.08	$1.83	$1.39	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	23	12	11	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.04	$1.06	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	148	167	73	21	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	442	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,582	472	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,830	16,475	13,245	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.29	$1.38	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	28	25	33	31	8

136	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.57	$1.49	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	5	8	8	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.98	$1.79	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	22	8	14	13	7
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	10	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.34	$1.18	$1.17	$1.00
Accumulation unit value at end of period	$1.93	$1.73	$1.34	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	108	75	62	55	1
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.01	$1.83	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	40	32	1	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.01	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	12	5	7	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	559	755	738	165	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.99	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.96	$0.99	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	68	83	92	132	53
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	32	17	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.86	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	183	205	158	90	20
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.71	$1.64	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	149	178	164	131	29
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	192	90	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.63	$1.55	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	26	29	42	14	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.44	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.91	$1.93	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	87	89	74	67	5
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	2	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	137

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	97	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134	110	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	27	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	15	12	—	—
Janus Aspen Series Janus Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.80	$1.62	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	27	28	18	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	64	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.79	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	163	174	141	84	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.67	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	83	20	19	—	10
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.81	$1.67	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	13	3	—	—	—
Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.60	$1.59	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	290	271	273	200	21
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	51	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.36	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$2.07	$1.89	$1.36	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	60	47	29	29	8
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	276	306	300	159	41
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	11	2	—	—

138	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	12	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.53	$1.48	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	786	953	800	1,235	332
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	44	118	107	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	18	45	153	53	9
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.39	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	149	91	66	75	20
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.42	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.91	$1.88	$1.42	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	35	17	20	18	11
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.17	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	5,123	6,889	9,335	7,524	2,009
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.15	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	8	8	6	34	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.13	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	400	430	261	168	44
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.75	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.30	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.77	$1.68	$1.30	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	31	43	47	20	15
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.39	$1.41	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	38	16	9	9	18
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	100	175	192	38	31
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.84	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	139

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.86	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	23	35	20	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.87	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	74	67	67	60	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.35	$1.31	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	16,331	17,612	18,226	13,127	4,361
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.44	$1.39	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,902	4,584	3,242	2,986	389
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.22	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	8,645	9,948	11,302	9,437	4,658
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.55	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	217	224	187	184	3
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.81	$1.68	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	66	66	66	54	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.96	$1.80	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	31	19	18	18	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.86	$1.90	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	2	1	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.71	$1.71	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	8	8	5	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.30	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3	3	2	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.66	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	9	9	6	6	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	10	19	23	10	—

140	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.91	$1.74	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	23	23	13	4	7
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	12	25	—	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.82	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	62	89	63	47	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.82	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	22	27	11	15	5
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable account charges of 1.60% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	80	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.98	$1.77	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	20	13	5	4	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	3	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.86	$1.68	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	39	13	12	11	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	133	8	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.67	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	304	116	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	102	77	189	164	31
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	24	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	141

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	105	54	41	41	18
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.70	$1.57	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	159	117	81	10	2
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.04	$1.08	$1.12	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	44	31	22	23	13
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	13	18	14	23	2
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.33	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	72	34	30	27	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.33	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	30	42	52	32	15
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.19	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.28	$1.42	$1.19	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	20	9	3	2	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.35	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.94	$1.73	$1.35	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	24	16	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.07	$1.83	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	61	15	1	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	14	10	20	27	15
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	122	105	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	188	8	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,752	1,402	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,432	1,744	—	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.29	$1.38	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	9	9	3	2	—

142	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.57	$1.49	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	27	11	2	2	2
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.97	$1.79	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	47	20	6	5	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.34	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.93	$1.73	$1.34	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	109	48	9	4	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.00	$1.83	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	12	9	1	2	2
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.01	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	3	15	1	7	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	47	33	36	3	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.96	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	9	14	31	11	18
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	46	43	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.86	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	68	24	19	38	13
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.22	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.71	$1.64	$1.22	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	62	14	8	8	7
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	26	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	160	32	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.63	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	27	4	1	2	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.44	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.90	$1.92	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	47	6	2	8	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	14	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	143

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	149	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	16	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	18	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	33	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.26	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.79	$1.62	$1.26	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	5	3	7	2
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.79	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	110	44	25	9	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.66	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	10	9	5	9	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	—
Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.59	$1.59	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	62	8	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	90	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.07	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	36	10	3	2	2
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	30	38	43	21	4
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	—	—

144	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.53	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	542	687	310	313	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	7	21	9	7	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	74	41	44	24	15
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.39	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	27	10	2	2	1
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.90	$1.88	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	7	3	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.17	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,209	1,408	4,549	1,746	950
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	6	2	2	2	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.10	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.13	$1.10	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	161	93	39	40	2
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.75	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.77	$1.68	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	17	6	2	2	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.38	$1.41	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	68	11	4	9	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	4	7	18	15	4
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.83	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	12	2	2	2	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	145

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.86	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	24	12	2	1	1
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.86	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	24	24	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.35	$1.30	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	13,496	12,127	7,268	7,907	2,802
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.44	$1.39	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3,742	2,982	2,454	1,816	910
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.22	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,365	4,451	1,843	3,191	999
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.54	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	34	3	2	1	1
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.81	$1.68	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	17	1	14	2	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.34	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.95	$1.80	$1.34	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	6	4	8	4	4
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.85	$1.89	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	10	10	7	7	4
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.71	$1.71	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	20	6	3	5	2
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.30	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	37	—	—	2	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.66	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	36	40	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	13	3	17	2	—

146	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.91	$1.73	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	15	2	2	—	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.81	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	55	59	7	8	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.82	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	24	8	4	5	1
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	4	—	—	—

Variable account charges of 1.65% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	76	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.98	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	6	7	8	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	5	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.86	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	122	152	137	10	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	94	39	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.67	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	58	67	9	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	73	128	57	277	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	147

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.11	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	338	376	530	72	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.69	$1.57	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	68	114	67	84	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	8	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.03	$1.08	$1.12	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	165	197	172	125	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	133	176	221	48	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	117	127	184	154	93
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.33	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	176	216	85	48	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.28	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	61	67	43	20	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.35	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.94	$1.73	$1.35	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	30	55	23	9	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.07	$1.83	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	36	31	9	9	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	349	304	232	122	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	469	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,291	395	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,621	3,802	1,865	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.28	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	13	20	30	3	—

148	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.57	$1.49	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	17	46	17	17	1
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.97	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	58	56	37	22	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	11	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.93	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	22	74	15	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.00	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	44	45	10	7	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.00	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	23	46	23	20	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	87	146	180	102	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.96	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	133	37	45	1	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	37	16	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.85	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	186	206	190	62	1
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.22	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.70	$1.63	$1.22	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	103	121	130	29	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	59	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.62	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	46	50	43	17	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.90	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	17	42	25	7	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	149

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93	15	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	18	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.26	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.79	$1.61	$1.26	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	27	2	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	229	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.36	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.78	$1.61	$1.36	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	114	137	125	63	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.66	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	12	18	14	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	109	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.59	$1.58	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	43	43	24	31	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.06	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	12	11	8	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.17	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	234	236	331	159	47
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	162	173	121	—	—

150	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.53	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,856	3,725	2,508	2,115	234
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	85	108	101	7	3
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	33	67	205	43	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.38	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	37	56	43	21	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.90	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	55	83	44	11	—
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.17	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	5,271	7,706	8,419	4,761	306
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	8	6	39	33	1
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.10	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.13	$1.10	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	322	326	224	198	95
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.75	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.77	$1.68	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	5	8	4	1	1
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.38	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	33	25	14	8	1
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	92	102	85	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.83	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	6	7	3	1	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	151

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.85	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	38	55	26	18	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.86	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	86	67	28	12	1
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.35	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	26,340	26,063	27,190	23,508	10,038
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.43	$1.39	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	9,617	10,786	9,749	7,580	1,963
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	7,810	9,673	8,976	5,698	1,757
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.54	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	72	63	56	13	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.80	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	28	32	33	19	22
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.95	$1.80	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	11	23	9	8	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.85	$1.89	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	6	1	1	1	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.71	$1.70	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	8	16	9	2	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.29	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.66	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	5	6	52	32	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	4	56	58	3	—

152	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.90	$1.73	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	55	59	72	51	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	66	52	189	—	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.81	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	105	131	132	27	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.81	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	26	35	33	7	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	8	—	—	—

Variable account charges of 1.70% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.97	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	11	10	14	10	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	81	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.85	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	63	36	29	32	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	244	134	1	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.66	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	101	56	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.93	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	61	2	19	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143	51	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	153

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.11	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	31	41	276	121	54
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.69	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	103	55	2	41	20
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	23	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.03	$1.08	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	34	40	48	36	51
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	9	58	48	50	35
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	112	125	101	94	5
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.32	$1.30	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	153	141	106	79	35
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.27	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	11	2	44	1	50
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.93	$1.73	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	47	59	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.06	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	17	—	37	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	236	209	202	253	72
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	207	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	256	257	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,310	1,245	795	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.28	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	7	14	1	2	—

154	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.56	$1.48	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	46	41	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.96	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	18	4	1	1	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.92	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	70	34	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.99	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	63	44	64	—	20
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.00	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	21	1	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	98	197	145	108	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	39	43	43	43	211
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	95	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.85	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	135	110	61	41	47
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.70	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	71	60	38	37	32
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	41	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	213	54	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.62	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	7	7	27	25	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.90	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	44	11	10	11	19
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	34	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	155

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	6	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	18	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	27	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.79	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5	—	3	—	20
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	565	72	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.78	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	175	109	60	60	23
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.66	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	19	8	6	7	32
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	6	3	2	2	—
Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.27	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.59	$1.58	$1.27	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	83	1	2	1	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	124	119	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.06	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	24	16	1	1	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.16	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	37	58	256	136	35
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

156	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	122	104	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.52	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	260	177	197	178	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	77	89	51	32	8
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	42	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	91	100	108	94	36
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.38	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	73	53	13	12	27
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.89	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	12	6	35	15	—
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.16	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,746	4,786	4,524	4,417	1,365
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	9	30	36	44	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	298	316	142	184	7
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—
Accumulation unit value at end of period	$0.75	$0.91	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.76	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	46	47	59	67	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.38	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	19	7	6	16	1
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	80	85	24	21	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.82	$1.70	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	17	12	37	4	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	157

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.85	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	18	20	18	29	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.86	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	69	41	5	10	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.34	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	8,562	6,420	5,683	4,862	657
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.43	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,599	1,060	595	301	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6,269	3,417	3,282	2,963	1,016
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.54	$1.37	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	105	31	10	17	31
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.80	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	39	4	5	11	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	34	34	17	16	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.84	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.70	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	4	1	—	2	32
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	2	1	1	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.65	$1.51	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	9	40	1	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$0.99	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	31	37	19	37	18

158	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.90	$1.73	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	8	33	32	46	3
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	5	6	—	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	96	96	56	64	32
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.81	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	94	92	71	47	32
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	99	—	—	—

Variable account charges of 1.75% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.31	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.97	$1.76	$1.31	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	—	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.85	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	114	26	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.66	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	26	4	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.92	$0.94	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	159

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.11	$1.07	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.68	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2	10	10	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.03	$1.07	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	20	19	11	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.32	$1.29	$1.25	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2	10	12	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.27	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.93	$1.72	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	14	14	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.06	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	9	9	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	207	209	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,877	4,625	3,534	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.28	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

160	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.15	$1.05	$1.27	$1.00
Accumulation unit value at end of period	$1.56	$1.48	$1.15	$1.05	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	27	4	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.31	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.96	$1.78	$1.31	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	7	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.92	$1.72	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	17	2	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.34	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.99	$1.82	$1.34	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	22	3	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.99	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.98	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	1	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.85	$1.68	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	43	25	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.70	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	34	9	1	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.22	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.62	$1.53	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.89	$1.91	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	16	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	161

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	—	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.78	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.78	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	41	14	3	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.65	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.79	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.26	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.58	$1.58	$1.26	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	32	9	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.35	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.05	$1.87	$1.35	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	21	11	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.16	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	69	72	2	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

162	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	2	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.52	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	378	426	38	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.14	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.05	$1.14	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	20	19	2	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.38	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.89	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	19	16	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.16	$1.13	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	789	1,246	1,009	154	139
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.06	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.14	$1.25	$1.06	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	16	2	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—
Accumulation unit value at end of period	$0.75	$0.91	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.76	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.37	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.03	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	3	29	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.35	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.82	$1.70	$1.35	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	13	20	6	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	163

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.84	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.85	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.34	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	3,958	2,585	1,300	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.43	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,780	1,730	56	35	32
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.24	$1.21	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,756	5,181	3,281	—	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.35	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.53	$1.37	$1.35	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.79	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.84	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.70	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.65	$1.50	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.03	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$0.99	$1.03	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	—	—

164	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.90	$1.72	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—	—	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.80	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable account charges of 1.80% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (7/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.30	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.96	$1.76	$1.30	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	13	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	55	—	—	—
American Century VP Value, Class II (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.84	$1.66	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	37	60	6	6	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	56	44	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.28	$1.14	$1.14	$1.00
Accumulation unit value at end of period	$1.66	$1.53	$1.28	$1.14	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	104	152	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.92	$0.94	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	42	59	27	8	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	165

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.11	$1.07	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	58	75	147	26	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.25	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.68	$1.56	$1.25	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	88	96	28	6	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.03	$1.07	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	15	20	7	4	2
Columbia Variable Portfolio – Global Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.11	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$0.99	$1.01	$1.11	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	62	66	11	7	3
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.32	$1.27	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	73	72	19	14	3
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.32	$1.29	$1.25	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	9	50	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.27	$1.41	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	25	23	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.93	$1.72	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.05	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	29	73	9	5	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	66	10	—	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.16	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.28	$1.37	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	3	1	—	—	—

166	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.15	$1.05	$1.27	$1.00
Accumulation unit value at end of period	$1.56	$1.48	$1.15	$1.05	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.31	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.95	$1.77	$1.31	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	57	60	20	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.91	$1.72	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2	1	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.34	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.98	$1.82	$1.34	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	74	59	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.99	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	23	15	15	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/29/2011)
Accumulation unit value at beginning of period	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.03	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	19	23	8	1	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	3	395	31	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.98	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	80	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.84	$1.68	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	63	53	19	—	8
Fidelity® VIP Mid Cap Portfolio Service Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.69	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	31	49	30	7	4
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	25	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.22	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.61	$1.53	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	109	114	21	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.89	$1.91	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	4	3	3	2	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	167

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	26	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	78	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	47	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.78	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	—	—	—	—
MFS® Utilities Series – Service Class (7/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.77	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	43	38	19	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.65	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	27	1	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (7/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.22	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.79	$1.65	$1.22	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	23	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.26	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.58	$1.58	$1.26	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	10	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	134	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.35	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.05	$1.87	$1.35	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	2	17	3	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (7/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.19	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.16	$1.17	$1.19	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	5	—	133	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

168	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.23	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.52	$1.46	$1.23	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	57	81	82	9	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.03	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	7	6	—	5
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.13	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.05	$1.13	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	21	23	24	18	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.37	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	77	92	21	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.89	$1.86	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	44	46	18	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.16	$1.13	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,743	1,789	1,213	494	116
Variable Portfolio – DFA International Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.06	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.13	$1.25	$1.06	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	4	—	1	—	3
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	350	323	13	8	4
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—
Accumulation unit value at end of period	$0.75	$0.91	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.75	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	21	43	24	5	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.37	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	35	10	10	9	3
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.03	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	9	62	22	21	5
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.35	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.82	$1.70	$1.35	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	50	54	—	4	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	169

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.84	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2	18	1	—	—
Variable Portfolio – MFS Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.71	$1.28	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.85	$1.71	$1.28	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	23	1	—	—	8
Variable Portfolio – Moderate Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.34	$1.30	$1.18	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,703	1,885	1,235	430	163
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.42	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	629	698	572	177	102
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.24	$1.21	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,671	2,005	1,751	745	198
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.35	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.53	$1.37	$1.35	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	15	35	4	1	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.79	$1.66	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	41	45	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.37	$1.25	$1.29	$1.00
Accumulation unit value at end of period	$1.84	$1.88	$1.37	$1.25	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	13	13	—	—	2
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.70	$1.69	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	4	4	4	2
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.65	$1.50	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	43	47	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.03	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$0.99	$1.03	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	29	31	33	—	—

170	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010
Variable Portfolio – Victory Established Value Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.89	$1.72	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	18	23	12	7	3
Wells Fargo Advantage VT Opportunity Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2	24	6	6	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (7/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.27	$1.19	$1.27	$1.00
Accumulation unit value at end of period	$1.80	$1.87	$1.27	$1.19	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	26	40	15	1	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable account charges of 1.85% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	28	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00
Accumulation unit value at end of period	$1.48	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.16	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1	2	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.48	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	56	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.33	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	45	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—
Accumulation unit value at end of period	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—
Accumulation unit value at end of period	$1.33	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	31	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—
Accumulation unit value at end of period	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	171

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.03	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	179	72	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—
Accumulation unit value at end of period	$0.89	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$0.97	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	78	78	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.14	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	97	107	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.14	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	16	2	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$0.99	$1.00
Accumulation unit value at end of period	$1.46	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	3	2	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—
Accumulation unit value at end of period	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	883	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—
Accumulation unit value at end of period	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	388	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—
Accumulation unit value at end of period	$1.14	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	82	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.01	$1.00
Accumulation unit value at end of period	$1.17	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	568	127	85
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5	4	—

172	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.29	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	21	2	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.54	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	32	34	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.47	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	57	41	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.02	$1.00
Accumulation unit value at end of period	$1.51	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.01	$1.00
Accumulation unit value at end of period	$1.53	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3	2	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.06	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$1.00	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	16	3	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.43	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	51	6	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.00	$1.00
Accumulation unit value at end of period	$1.40	$1.34	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	52	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	83	15	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.38	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	33	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.41	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—
Accumulation unit value at end of period	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	23	8	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	173

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	19	107	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00	—
Accumulation unit value at end of period	$1.11	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	57	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	12	1	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.18	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—
Janus Aspen Series Janus Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.00	$1.00
Accumulation unit value at end of period	$1.42	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—
Accumulation unit value at end of period	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.39	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	116	6	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$0.92	$1.00
Accumulation unit value at end of period	$1.25	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.00	$1.00
Accumulation unit value at end of period	$1.46	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Global Fund/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—
Accumulation unit value at end of period	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$1.55	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3	4	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$0.95	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

174	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—
Accumulation unit value at end of period	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	71	52	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—
Accumulation unit value at end of period	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	214	214	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—
Accumulation unit value at end of period	$1.10	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	9	2	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.04	$1.00
Accumulation unit value at end of period	$1.03	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.02	$1.00
Accumulation unit value at end of period	$1.37	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.06	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	429	348	—
Variable Portfolio – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.13	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.03	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	47	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00	—
Accumulation unit value at end of period	$0.75	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.28	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.21	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.35	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	175

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$0.97	$1.00
Accumulation unit value at end of period	$1.36	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.48	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	81	30	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,517	1,607	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$1.20	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	393	242	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,101	972	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.04	$1.00
Accumulation unit value at end of period	$1.41	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	47	31	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$1.37	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.36	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—
Accumulation unit value at end of period	$1.02	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.37	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

176	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Variable Portfolio – Victory Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.04	$1.00
Accumulation unit value at end of period	$1.52	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.40	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$0.93	$1.00
Accumulation unit value at end of period	$1.32	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—
Accumulation unit value at end of period	$0.97	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—

Variable account charges of 1.90% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00
Accumulation unit value at end of period	$1.48	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.16	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
American Century VP Value, Class II (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.48	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.33	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Cash Management Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—
Accumulation unit value at end of period	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—
Accumulation unit value at end of period	$1.33	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—
Accumulation unit value at end of period	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	177

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.03	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	30	20	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—
Accumulation unit value at end of period	$0.89	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$0.97	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	10	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	35	37	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.14	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.14	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	34	26	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$0.99	$1.00
Accumulation unit value at end of period	$1.46	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	—
Accumulation unit value at end of period	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—
Accumulation unit value at end of period	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	—
Accumulation unit value at end of period	$1.14	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.01	$1.00
Accumulation unit value at end of period	$1.17	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	53	54	71
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

178	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.29	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.54	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.47	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.02	$1.00
Accumulation unit value at end of period	$1.51	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.01	$1.00
Accumulation unit value at end of period	$1.53	$1.47	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.06	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.99	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.42	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	70	75	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.00	$1.00
Accumulation unit value at end of period	$1.39	$1.34	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—
Accumulation unit value at end of period	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.32	$1.04	$1.00
Accumulation unit value at end of period	$1.38	$1.32	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.07	$1.00
Accumulation unit value at end of period	$1.40	$1.42	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	6	—
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.00	—
Accumulation unit value at end of period	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	51	54	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	179

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.19	$1.00	—
Accumulation unit value at end of period	$1.11	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—
Accumulation unit value at end of period	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.17	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Janus Aspen Series Janus Portfolio: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.00	$1.00
Accumulation unit value at end of period	$1.42	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—
Accumulation unit value at end of period	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
MFS® Utilities Series – Service Class (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.39	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$0.92	$1.00
Accumulation unit value at end of period	$1.24	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.00	$1.00
Accumulation unit value at end of period	$1.46	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Global Fund/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—
Accumulation unit value at end of period	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.03	$1.00
Accumulation unit value at end of period	$1.55	$1.41	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.93	$1.02	$1.00
Accumulation unit value at end of period	$0.95	$0.93	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

180	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—
Accumulation unit value at end of period	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.76	$1.00	—
Accumulation unit value at end of period	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – American Century Diversified Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—
Accumulation unit value at end of period	$1.10	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.04	$1.00
Accumulation unit value at end of period	$1.03	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	127
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.02	$1.00
Accumulation unit value at end of period	$1.36	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.06	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	634	634	510
Variable Portfolio – DFA International Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.13	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.03	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	57	60	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00	—
Accumulation unit value at end of period	$0.74	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.28	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Invesco International Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.21	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.00	$1.00
Accumulation unit value at end of period	$1.35	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	181

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Variable Portfolio – Loomis Sayles Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.23	$0.97	$1.00
Accumulation unit value at end of period	$1.36	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – MFS Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.48	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	90	71	20
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.02	$1.00
Accumulation unit value at end of period	$1.20	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	25	35
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.10	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	222	184	213
Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – NFJ Dividend Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.04	$1.00
Accumulation unit value at end of period	$1.41	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$1.37	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.03	$1.00
Accumulation unit value at end of period	$1.36	$1.35	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Pyramis® International Equity Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	—
Accumulation unit value at end of period	$1.02	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.36	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – TCW Core Plus Bond Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

182	■ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012
Variable Portfolio – Victory Established Value Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.04	$1.00
Accumulation unit value at end of period	$1.51	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (4/30/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Wells Fargo Advantage VT Opportunity Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.40	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (4/30/2012)
Accumulation unit value at beginning of period	$1.37	$0.93	$1.00
Accumulation unit value at end of period	$1.32	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—
Accumulation unit value at end of period	$0.97	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	183

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

CONTRACT OWNERS OF RIVERSOURCE VARIABLE ACCOUNT 10

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, at December 31, 2014, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the period ended December 31, 2010 were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 22, 2015

184	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Assets
Investments, at fair value(1),(2)	$4,857,277	$8,789,207	$111,940,602	$174,529,585	$16,907,712
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	340	3,815	120	284,479	—
Receivable for share redemptions	19,304	17,815	249,211	277,747	46,005
Total assets	4,876,921	8,810,837	112,189,933	175,091,811	16,953,717

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,583	7,322	88,653	138,873	16,211
Contract terminations	10,138	3,174	71,905	—	13,588
Payable for investments purchased	340	3,815	120	284,479	—
Total liabilities	15,061	14,311	160,678	423,352	29,799
Net assets applicable to contracts in accumulation period	4,861,221	8,796,526	111,890,890	174,339,293	16,922,751
Net assets applicable to contracts in payment period	—	—	138,365	329,166	—
Net assets applicable to seed money	639	—	—	—	1,167
Total net assets	$4,861,860	$8,796,526	$112,029,255	$174,668,459	$16,923,918
(1) Investment shares	416,219	415,565	3,767,775	13,014,883	356,853
(2) Investments, at cost	$4,774,332	$6,963,082	$79,028,507	$205,346,234	$12,689,825

Dec. 31, 2014 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Assets
Investments, at fair value(1),(2)	$48,040,097	$12,365,110	$33,402,947	$55,120,320	$29,569,291
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	105,327	—	44,610	25,061	60
Receivable for share redemptions	85,370	26,958	65,023	130,853	186,151
Total assets	48,230,794	12,392,068	33,512,580	55,276,234	29,755,502

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	42,042	9,478	26,151	45,997	24,136
Contract terminations	1,286	8,003	12,720	38,858	137,881
Payable for investments purchased	105,327	—	44,610	25,061	60
Total liabilities	148,655	17,481	83,481	109,916	162,077
Net assets applicable to contracts in accumulation period	47,962,716	12,322,900	33,290,214	55,051,324	29,579,261
Net assets applicable to contracts in payment period	119,082	51,687	138,885	114,994	14,164
Net assets applicable to seed money	341	—	—	—	—
Total net assets	$48,082,139	$12,374,587	$33,429,099	$55,166,318	$29,593,425
(1) Investment shares	4,036,983	1,238,989	3,350,346	2,776,842	1,858,535
(2) Investments, at cost	$45,559,134	$10,921,576	$25,523,388	$40,634,178	$18,848,828

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	185

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value(1),(2)	$49,553,417	$235,134,371	$66,749,859	$25,858,540	$19,924,228
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	9,229	13,959	—	66
Receivable for share redemptions	107,330	594,819	135,765	41,381	79,247
Total assets	49,660,747	235,738,419	66,899,583	25,899,921	20,003,541

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	37,743	195,683	59,520	19,903	17,232
Contract terminations	31,844	203,453	16,723	1,575	44,786
Payable for investments purchased	—	9,229	13,959	—	66
Total liabilities	69,587	408,365	90,202	21,478	62,084
Net assets applicable to contracts in accumulation period	49,114,832	234,980,874	66,027,972	25,802,091	19,941,457
Net assets applicable to contracts in payment period	476,328	348,816	781,246	76,352	—
Net assets applicable to seed money	—	364	163	—	—
Total net assets	$49,591,160	$235,330,054	$66,809,381	$25,878,443	$19,941,457
(1) Investment shares	5,266,038	24,961,186	4,710,646	12,607,772	889,474
(2) Investments, at cost	$35,479,614	$173,553,498	$71,586,584	$23,356,464	$16,650,994

Dec. 31, 2014 (continued)	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Assets
Investments, at fair value(1),(2)	$285,532,773	$20,917,108	$195,122,070	$1,323,633	$27,392,109
Dividends receivable	—	5	54	—	—
Accounts receivable from RiverSource Life for contract purchase payments	436,714	1,190,573	141,848	2,852	18,209
Receivable for share redemptions	366,284	22,127	469,529	1,234	46,193
Total assets	286,335,771	22,129,813	195,733,501	1,327,719	27,456,511

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	257,682	21,142	165,994	1,233	23,462
Contract terminations	106,812	985	303,535	—	21,660
Payable for investments purchased	438,503	1,190,573	141,848	2,852	19,282
Total liabilities	802,997	1,212,700	611,377	4,085	64,404
Net assets applicable to contracts in accumulation period	281,384,328	20,904,989	194,776,394	1,323,082	27,381,742
Net assets applicable to contracts in payment period	4,148,418	—	345,730	—	10,313
Net assets applicable to seed money	28	12,124	—	552	52
Total net assets	$285,532,774	$20,917,113	$195,122,124	$1,323,634	$27,392,107
(1) Investment shares	13,194,675	20,917,108	195,122,070	180,824	1,702,431
(2) Investments, at cost	$204,078,354	$20,917,107	$195,094,052	$1,663,141	$24,543,356

See accompanying notes to financial statements.

186	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
Assets
Investments, at fair value(1),(2)	$7,059,063	$22,970,961	$552,031,392	$30,693,347	$742,285,415
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,199	816	19,887	12,485	20,493
Receivable for share redemptions	6,246	23,358	662,897	31,689	822,885
Total assets	7,079,508	22,995,135	552,714,176	30,737,521	743,128,793

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,925	23,182	460,493	31,662	615,455
Contract terminations	321	177	201,340	28	207,431
Payable for investments purchased	14,199	816	20,950	12,485	20,493
Total liabilities	20,445	24,175	682,783	44,175	843,379
Net assets applicable to contracts in accumulation period	7,058,238	22,970,637	548,667,003	30,693,315	738,203,792
Net assets applicable to contracts in payment period	—	—	3,364,390	—	4,081,622
Net assets applicable to seed money	825	323	—	31	—
Total net assets	$7,059,063	$22,970,960	$552,031,393	$30,693,346	$742,285,414
(1) Investment shares	706,613	2,254,265	53,962,013	1,554,881	37,375,902
(2) Investments, at cost	$6,955,285	$24,174,387	$566,157,048	$25,555,759	$456,384,971

Dec. 31, 2014 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$8,238,840	$16,601,571	$188,394,878	$8,909,292	$175,855,629
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,487	4,085	24,873	1,758	28,894
Receivable for share redemptions	7,328	22,147	209,173	8,856	199,112
Total assets	8,247,655	16,627,803	188,628,924	8,919,906	176,083,635

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,136	16,328	162,954	8,853	147,490
Contract terminations	192	5,819	46,218	3	51,622
Payable for investments purchased	1,487	4,085	24,873	1,758	28,894
Total liabilities	8,815	26,232	234,045	10,614	228,006
Net assets applicable to contracts in accumulation period	8,232,637	16,601,420	187,852,626	8,908,932	175,439,738
Net assets applicable to contracts in payment period	5,514	—	542,253	—	415,891
Net assets applicable to seed money	689	151	—	360	—
Total net assets	$8,238,840	$16,601,571	$188,394,879	$8,909,292	$175,855,629
(1) Investment shares	913,397	1,085,070	12,273,282	873,460	17,156,647
(2) Investments, at cost	$8,896,046	$17,081,330	$161,086,651	$10,031,477	$189,747,144

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	187

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$31,902,743	$374,426,461	$98,984,028	$156,701,233	$6,398,855
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,305	6,780	3,743	25,383	530
Receivable for share redemptions	35,925	372,985	98,325	267,457	6,392
Total assets	31,939,973	374,806,226	99,086,096	156,994,073	6,405,777

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	32,390	314,907	86,639	128,321	6,392
Contract terminations	3,535	58,078	11,635	139,136	—
Payable for investments purchased	1,305	6,780	3,794	25,383	530
Total liabilities	37,230	379,765	102,068	292,840	6,922
Net assets applicable to contracts in accumulation period	31,902,552	372,386,200	98,914,149	156,415,648	6,398,491
Net assets applicable to contracts in payment period	—	2,040,261	69,705	285,585	—
Net assets applicable to seed money	191	—	174	—	364
Total net assets	$31,902,743	$374,426,461	$98,984,028	$156,701,233	$6,398,855
(1) Investment shares	4,616,895	53,951,940	10,986,019	17,257,845	491,464
(2) Investments, at cost	$32,762,901	$360,235,203	$103,021,790	$166,258,535	$6,373,477

Dec. 31, 2014 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2	Col VP Lg Core Quan, Cl 3
Assets
Investments, at fair value(1),(2)	$82,703,524	$11,250,154	$138,954,172	$8,359,835	$412,512,551
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	9,889	822	—	399	10,378
Receivable for share redemptions	99,755	11,190	177,812	8,198	508,666
Total assets	82,813,168	11,262,166	139,131,984	8,368,432	413,031,595

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	77,155	11,190	106,782	8,196	367,543
Contract terminations	22,548	—	71,030	—	141,123
Payable for investments purchased	9,941	822	—	399	10,378
Total liabilities	109,644	12,012	177,812	8,595	519,044
Net assets applicable to contracts in accumulation period	81,743,606	11,250,098	138,437,296	8,359,760	407,078,158
Net assets applicable to contracts in payment period	959,918	—	516,876	—	5,434,393
Net assets applicable to seed money	—	56	—	77	—
Total net assets	$82,703,524	$11,250,154	$138,954,172	$8,359,837	$412,512,551
(1) Investment shares	6,337,435	961,552	11,795,770	235,687	11,571,180
(2) Investments, at cost	$70,568,230	$8,795,157	$89,915,707	$6,985,245	$263,174,067
See accompanying notes to financial statements.

188	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$15,344,496	$122,260,352	$611,168,905	$5,556,332,241	$8,953,330,143
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	444	228,661	1,761,828	6,370,933	5,324,935
Receivable for share redemptions	24,639	114,987	556,407	5,294,438	8,383,231
Total assets	15,369,579	122,604,000	613,487,140	5,567,997,612	8,967,038,309

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	14,962	112,935	555,377	4,803,087	8,124,826
Contract terminations	9,326	1,240	1,029	2,363	188,354
Payable for investments purchased	794	229,473	1,761,828	6,859,921	5,394,986
Total liabilities	25,082	343,648	2,318,234	11,665,371	13,708,166
Net assets applicable to contracts in accumulation period	15,344,188	122,260,246	611,168,863	5,555,642,772	8,953,330,133
Net assets applicable to contracts in payment period	—	—	—	689,400	—
Net assets applicable to seed money	309	106	43	69	10
Total net assets	$15,344,497	$122,260,352	$611,168,906	$5,556,332,241	$8,953,330,143
(1) Investment shares	1,523,783	11,555,799	55,865,531	475,713,377	727,321,701
(2) Investments, at cost	$15,709,426	$118,617,666	$586,656,236	$5,282,628,430	$8,095,804,907

Dec. 31, 2014 (continued)	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$169,109,415	$39,510,179	$4,232,181	$88,782,248	$13,227,799
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,552	3,541	221	12,055	397
Receivable for share redemptions	203,140	63,074	4,272	128,079	13,495
Total assets	169,317,107	39,576,794	4,236,674	88,922,382	13,241,691

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	137,322	33,675	4,272	79,432	13,494
Contract terminations	65,818	29,400	—	48,647	—
Payable for investments purchased	4,552	3,541	221	12,055	397
Total liabilities	207,692	66,616	4,493	140,134	13,891
Net assets applicable to contracts in accumulation period	168,823,549	39,350,066	4,232,124	88,016,708	13,227,749
Net assets applicable to contracts in payment period	285,866	159,768	—	765,540	—
Net assets applicable to seed money	—	344	57	—	51
Total net assets	$169,109,415	$39,510,178	$4,232,181	$88,782,248	$13,227,800
(1) Investment shares	6,037,466	2,243,622	220,426	4,600,116	724,414
(2) Investments, at cost	$115,344,669	$42,253,766	$3,646,309	$53,505,613	$10,960,780

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	189

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$99,520,133	$4,009,016	$198,499,898	$9,892,931	$53,316,703
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	33,213	126	132,087	34,063	6,956
Receivable for share redemptions	127,277	3,640	301,165	10,499	68,742
Total assets	99,680,623	4,012,782	198,933,150	9,937,493	53,392,401

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	80,599	3,634	163,436	10,183	42,501
Contract terminations	46,677	6	122,980	316	26,241
Payable for investments purchased	33,213	126	146,835	34,063	6,956
Total liabilities	160,489	3,766	433,251	44,562	75,698
Net assets applicable to contracts in accumulation period	99,321,538	4,008,911	197,526,736	9,892,867	53,278,226
Net assets applicable to contracts in payment period	198,596	—	973,103	—	38,477
Net assets applicable to seed money	—	105	60	64	—
Total net assets	$99,520,134	$4,009,016	$198,499,899	$9,892,931	$53,316,703
(1) Investment shares	5,426,398	418,041	13,163,123	554,847	2,976,924
(2) Investments, at cost	$64,290,716	$4,050,959	$123,225,741	$8,307,384	$36,468,724

Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Assets
Investments, at fair value(1),(2)	$6,366,333	$62,318,894	$17,350,852	$6,705,154	$126,064,999
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,354	29,163	5,502	264	101,876
Receivable for share redemptions	6,465	84,156	17,818	6,660	132,348
Total assets	6,375,152	62,432,213	17,374,172	6,712,078	126,299,223

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,466	49,112	17,818	6,660	101,965
Contract terminations	—	35,044	—	—	30,384
Payable for investments purchased	2,354	29,163	5,502	264	101,876
Total liabilities	8,820	113,319	23,320	6,924	234,225
Net assets applicable to contracts in accumulation period	6,366,227	62,268,183	17,350,689	6,704,767	125,600,709
Net assets applicable to contracts in payment period	—	50,711	—	—	464,289
Net assets applicable to seed money	105	—	163	387	—
Total net assets	$6,366,332	$62,318,894	$17,350,852	$6,705,154	$126,064,998
(1) Investment shares	328,500	3,195,841	2,003,563	633,159	11,870,527
(2) Investments, at cost	$5,218,901	$39,377,635	$17,948,148	$6,575,244	$122,443,456

See accompanying notes to financial statements.

190	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$36,094,229	$28,704,447	$7,125,922	$247,677,895	$516,018,889
Dividends receivable	—	—	—	718,233	—
Accounts receivable from RiverSource Life for contract purchase payments	31,640	41,841	30,349	14,112	58,284
Receivable for share redemptions	62,071	60,927	43,068	664,844	1,085,211
Total assets	36,187,940	28,807,215	7,199,339	249,075,084	517,162,384

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	30,092	24,623	6,502	209,736	431,737
Contract terminations	1,887	11,682	30,064	245,373	221,738
Payable for investments purchased	31,640	41,841	30,349	732,345	58,284
Total liabilities	63,619	78,146	66,915	1,187,454	711,759
Net assets applicable to contracts in accumulation period	36,034,101	28,706,019	7,132,424	247,453,959	515,103,557
Net assets applicable to contracts in payment period	90,220	22,812	—	433,671	1,346,916
Net assets applicable to seed money	—	238	—	—	152
Total net assets	$36,124,321	$28,729,069	$7,132,424	$247,887,630	$516,450,625
(1) Investment shares	6,914,603	2,069,535	389,182	26,950,805	14,060,460
(2) Investments, at cost	$62,016,105	$28,502,798	$6,795,417	$250,784,683	$374,085,484

Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Assets
Investments, at fair value(1),(2)	$55,689,422	$139,709,252	$111,683,940	$519,756,540	$16,216,244
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	760	1,030
Receivable for share redemptions	103,361	237,242	236,752	1,155,277	24,725
Total assets	55,792,783	139,946,494	111,920,692	520,912,577	16,241,999

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	42,369	108,178	84,994	420,448	12,363
Contract terminations	18,624	20,886	66,764	314,381	—
Payable for investments purchased	—	—	—	760	1,030
Total liabilities	60,993	129,064	151,758	735,589	13,393
Net assets applicable to contracts in accumulation period	55,557,515	138,930,469	110,599,230	518,781,613	16,114,423
Net assets applicable to contracts in payment period	174,275	886,961	1,169,704	1,395,037	114,183
Net assets applicable to seed money	—	—	—	338	—
Total net assets	$55,731,790	$139,817,430	$111,768,934	$520,176,988	$16,228,606
(1) Investment shares	2,698,131	6,838,436	2,983,011	14,108,484	870,437
(2) Investments, at cost	$38,727,782	$88,768,446	$75,505,225	$400,189,646	$15,773,610

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	191

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$75,051,357	$40,523,805	$149,697,016	$60,536,118	$143,112,597
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	24,996	106,745	14,819	84,604	78,642
Receivable for share redemptions	146,923	92,231	304,443	145,258	385,273
Total assets	75,223,276	40,722,781	150,016,278	60,765,980	143,576,512

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	60,340	34,524	119,104	54,108	119,614
Contract terminations	26,246	23,183	66,236	37,041	146,046
Payable for investments purchased	24,996	106,745	14,819	84,604	78,642
Total liabilities	111,582	164,452	200,159	175,753	344,302
Net assets applicable to contracts in accumulation period	74,845,331	40,406,201	149,501,192	60,589,981	143,151,526
Net assets applicable to contracts in payment period	266,363	151,757	314,927	—	80,363
Net assets applicable to seed money	—	371	—	246	321
Total net assets	$75,111,694	$40,558,329	$149,816,119	$60,590,227	$143,232,210
(1) Investment shares	4,045,895	3,667,313	9,385,393	3,783,507	6,332,416
(2) Investments, at cost	$69,257,466	$42,337,270	$173,816,891	$61,503,981	$110,378,828

Dec. 31, 2014 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$154,114,079	$34,260,095	$240,494,148	$1,045,564	$7,528,837
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	12,891	19,119	—	4,084	—
Receivable for share redemptions	327,238	73,726	656,909	1,820	12,511
Total assets	154,454,208	34,352,940	241,151,057	1,051,468	7,541,348

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	125,299	29,515	185,784	910	5,717
Contract terminations	76,640	14,695	285,340	—	1,078
Payable for investments purchased	12,891	19,119	—	4,084	—
Total liabilities	214,830	63,329	471,124	4,994	6,795
Net assets applicable to contracts in accumulation period	154,040,906	34,289,317	239,521,240	1,045,394	7,500,750
Net assets applicable to contracts in payment period	198,019	—	1,158,693	—	33,803
Net assets applicable to seed money	453	294	—	1,080	—
Total net assets	$154,239,378	$34,289,611	$240,679,933	$1,046,474	$7,534,553
(1) Investment shares	6,904,753	1,904,397	13,797,714	106,799	550,756
(2) Investments, at cost	$106,003,723	$35,128,398	$205,912,283	$1,073,602	$6,644,838

See accompanying notes to financial statements.

192	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Assets
Investments, at fair value(1),(2)	$153,398,375	$14,983,450	$68,464,320	$34,089,711	$204,059,599
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	92,499	—	84	3,276	5,977
Receivable for share redemptions	258,090	30,885	137,991	65,106	342,801
Total assets	153,748,964	15,014,335	68,602,395	34,158,093	204,408,377

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	119,685	11,340	53,422	31,061	163,356
Contract terminations	18,721	8,204	31,146	2,986	16,089
Payable for investments purchased	92,499	—	84	3,276	5,977
Total liabilities	230,905	19,544	84,652	37,323	185,422
Net assets applicable to contracts in accumulation period	152,814,810	14,943,482	68,507,900	34,104,919	204,043,859
Net assets applicable to contracts in payment period	703,249	51,309	9,843	15,697	179,096
Net assets applicable to seed money	—	—	—	154	—
Total net assets	$153,518,059	$14,994,791	$68,517,743	$34,120,770	$204,222,955
(1) Investment shares	8,465,694	273,022	1,276,605	2,801,127	10,694,948
(2) Investments, at cost	$106,033,966	$10,329,308	$47,130,145	$34,758,352	$134,529,953

Dec. 31, 2014 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Assets
Investments, at fair value(1),(2)	$99,736,645	$27,964,877	$15,777,810	$57,731,930	$99,902,938
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	43,980	81	50,144	31,491
Receivable for share redemptions	257,239	43,393	37,389	108,243	176,676
Total assets	99,993,884	28,052,250	15,815,280	57,890,317	100,111,105

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	113,734	21,449	14,302	46,915	80,594
Contract terminations	29,772	496	8,785	14,413	15,489
Payable for investments purchased	—	43,980	81	50,144	31,491
Total liabilities	143,506	65,925	23,168	111,472	127,574
Net assets applicable to contracts in accumulation period	98,359,805	27,969,611	15,791,779	57,630,851	99,915,227
Net assets applicable to contracts in payment period	1,490,573	16,714	333	147,994	68,304
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$99,850,378	$27,986,325	$15,792,112	$57,778,845	$99,983,531
(1) Investment shares	2,432,008	1,204,863	682,727	1,760,120	2,902,468
(2) Investments, at cost	$53,355,457	$20,695,485	$11,562,400	$38,174,549	$80,144,979

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	193

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
Assets
Investments, at fair value(1),(2)	$16,444,611	$22,960,187	$25,463,699	$45,063,901	$15,043,624
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	3	14,409	21,951	111
Receivable for share redemptions	39,797	60,522	40,691	137,219	23,467
Total assets	16,484,408	23,020,712	25,518,799	45,223,071	15,067,202

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,484	18,482	19,435	41,966	11,132
Contract terminations	14,830	23,561	1,820	53,287	1,203
Payable for investments purchased	—	3	14,409	21,951	111
Total liabilities	27,314	42,046	35,664	117,204	12,446
Net assets applicable to contracts in accumulation period	16,378,588	22,952,065	25,482,536	44,716,651	15,044,170
Net assets applicable to contracts in payment period	78,506	26,601	599	388,886	10,586
Net assets applicable to seed money	—	—	—	330	—
Total net assets	$16,457,094	$22,978,666	$25,483,135	$45,105,867	$15,054,756
(1) Investment shares	2,845,088	4,000,033	1,289,301	4,146,362	253,858
(2) Investments, at cost	$11,481,426	$16,432,896	$18,392,976	$50,208,824	$9,581,012

Dec. 31, 2014 (continued)	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Assets
Investments, at fair value(1),(2)	$18,921,864	$11,061,434	$18,698,667	$52,511,805	$40,223,010
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	107,187	24,563	—	454	24,650
Receivable for share redemptions	31,933	19,995	44,737	111,559	76,589
Total assets	19,060,984	11,105,992	18,743,404	52,623,818	40,324,249

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	15,669	9,277	14,070	43,513	31,182
Contract terminations	595	1,443	16,596	24,534	14,223
Payable for investments purchased	107,187	24,563	—	454	24,650
Total liabilities	123,451	35,283	30,666	68,501	70,055
Net assets applicable to contracts in accumulation period	18,877,779	10,853,615	18,640,245	52,521,055	40,064,046
Net assets applicable to contracts in payment period	59,451	216,370	72,493	33,631	190,148
Net assets applicable to seed money	303	724	—	631	—
Total net assets	$18,937,533	$11,070,709	$18,712,738	$52,555,317	$40,254,194
(1) Investment shares	1,457,771	915,682	2,184,424	1,491,389	1,274,897
(2) Investments, at cost	$18,971,112	$10,999,901	$12,255,710	$34,620,530	$45,847,545

See accompanying notes to financial statements.

194	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Assets
Investments, at fair value(1),(2)	$16,752,850	$78,090,712	$43,779,847	$273,573,583	$62,580,520
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,274	3,628	40	72,558	7,625
Receivable for share redemptions	34,693	206,760	144,492	453,443	117,863
Total assets	16,789,817	78,301,100	43,924,379	274,099,584	62,706,008

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	15,787	62,954	34,232	226,721	52,021
Contract terminations	3,119	80,850	76,028	—	13,820
Payable for investments purchased	2,274	3,628	40	72,558	7,625
Total liabilities	21,180	147,432	110,300	299,279	73,466
Net assets applicable to contracts in accumulation period	16,768,147	77,986,683	43,713,666	273,264,216	62,546,561
Net assets applicable to contracts in payment period	—	166,985	100,413	535,804	85,981
Net assets applicable to seed money	490	—	—	285	—
Total net assets	$16,768,637	$78,153,668	$43,814,079	$273,800,305	$62,632,542
(1) Investment shares	1,412,551	4,996,207	2,861,428	8,171,254	5,920,579
(2) Investments, at cost	$17,240,457	$53,191,036	$42,264,217	$213,766,805	$51,580,922

Dec. 31, 2014 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
Assets
Investments, at fair value(1),(2)	$44,785,691	$1,090,434	$17,797,297	$8,199,562	$6,020,056
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	545	5,516	1,793	44	24,966
Receivable for share redemptions	106,462	1,944	45,158	16,623	11,138
Total assets	44,892,698	1,097,894	17,844,248	8,216,229	6,056,160

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	38,525	972	14,650	7,704	5,565
Contract terminations	29,413	—	15,858	1,217	9
Payable for investments purchased	545	5,516	1,793	44	24,966
Total liabilities	68,483	6,488	32,301	8,965	30,540
Net assets applicable to contracts in accumulation period	44,693,907	1,090,404	17,796,122	8,206,547	6,025,620
Net assets applicable to contracts in payment period	130,012	—	15,825	—	—
Net assets applicable to seed money	296	1,002	—	717	—
Total net assets	$44,824,215	$1,091,406	$17,811,947	$8,207,264	$6,025,620
(1) Investment shares	3,568,581	109,043	1,600,476	342,648	417,190
(2) Investments, at cost	$41,648,065	$1,091,794	$16,698,762	$6,052,844	$4,636,018

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	195

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Assets
Investments, at fair value(1),(2)	$109,709,716	$510,987,819	$91,612,746	$166,449,920	$3,966,676
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	33,882	203,431	12,502	30,731	7,116
Receivable for share redemptions	190,816	877,372	232,505	286,665	8,029
Total assets	109,934,414	512,068,622	91,857,753	166,767,316	3,981,821

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	92,805	422,285	76,958	143,332	3,926
Contract terminations	5,206	32,802	78,589	—	182
Payable for investments purchased	33,882	203,431	12,502	30,731	7,116
Total liabilities	131,893	658,518	168,049	174,063	11,224
Net assets applicable to contracts in accumulation period	109,514,272	509,854,588	91,587,492	165,697,867	3,970,017
Net assets applicable to contracts in payment period	287,722	1,555,001	101,843	895,076	—
Net assets applicable to seed money	527	515	369	310	580
Total net assets	$109,802,521	$511,410,104	$91,689,704	$166,593,253	$3,970,597
(1) Investment shares	2,805,158	94,278,195	3,488,680	15,897,796	341,660
(2) Investments, at cost	$88,300,799	$501,534,524	$67,489,131	$176,464,887	$4,154,750

Dec. 31, 2014 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB
Assets
Investments, at fair value(1),(2)	$11,217,754	$30,964,205	$18,758,220	$67,597,699	$31,213,327
Dividends receivable	62,530	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	233	18,740	18,429	—	—
Receivable for share redemptions	20,239	48,595	29,155	162,391	65,935
Total assets	11,300,756	31,031,540	18,805,804	67,760,090	31,279,262

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,120	23,711	14,578	76,940	23,562
Contract terminations	—	1,172	—	8,510	18,811
Payable for investments purchased	62,763	18,740	18,429	—	—
Total liabilities	72,883	43,623	33,007	85,450	42,373
Net assets applicable to contracts in accumulation period	11,211,155	30,909,893	18,738,523	67,104,309	31,130,740
Net assets applicable to contracts in payment period	—	78,024	34,274	570,331	106,149
Net assets applicable to seed money	16,718	—	—	—	—
Total net assets	$11,227,873	$30,987,917	$18,772,797	$67,674,640	$31,236,889
(1) Investment shares	1,001,585	1,535,161	1,421,077	1,927,508	905,522
(2) Investments, at cost	$11,232,866	$20,245,074	$18,743,996	$43,891,572	$17,491,148

See accompanying notes to financial statements.

196	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$23,475,161	$24,267,805	$5,374,355	$1,178,718,579	$1,150,971,230
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	1,512	44,451	60
Receivable for share redemptions	45,221	38,222	9,042	1,672,812	2,002,873
Total assets	23,520,382	24,306,027	5,384,909	1,180,435,842	1,152,974,163

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	18,108	18,653	4,519	1,031,264	946,343
Contract terminations	9,007	917	1	633,207	1,056,530
Payable for investments purchased	—	—	1,512	52,794	60
Total liabilities	27,115	19,570	6,032	1,717,265	2,002,933
Net assets applicable to contracts in accumulation period	23,263,068	24,125,163	5,378,606	1,178,478,896	1,150,971,230
Net assets applicable to contracts in payment period	230,199	161,294	—	239,655	—
Net assets applicable to seed money	—	—	271	26	—
Total net assets	$23,493,267	$24,286,457	$5,378,877	$1,178,718,577	$1,150,971,230
(1) Investment shares	2,064,658	1,444,512	838,433	74,367,103	72,524,967
(2) Investments, at cost	$19,132,152	$23,729,879	$6,581,169	$902,215,399	$744,459,997

Dec. 31, 2014 (continued)	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
Assets
Investments, at fair value(1),(2)	$5,918,638	$11,248,885	$6,482,242	$137,565,984	$17,742,415
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	248	4,870	5,270	6,643	4,955
Receivable for share redemptions	5,890	16,967	6,767	160,615	17,578
Total assets	5,924,776	11,270,722	6,494,279	137,733,242	17,764,948

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,885	9,450	6,767	113,008	17,484
Contract terminations	5	7,517	—	47,607	94
Payable for investments purchased	248	4,870	5,270	6,643	4,955
Total liabilities	6,138	21,837	12,037	167,258	22,533
Net assets applicable to contracts in accumulation period	5,918,157	11,245,823	6,481,905	137,478,184	17,731,823
Net assets applicable to contracts in payment period	—	2,402	—	87,800	10,252
Net assets applicable to seed money	481	660	337	—	340
Total net assets	$5,918,638	$11,248,885	$6,482,242	$137,565,984	$17,742,415
(1) Investment shares	537,569	1,025,422	688,867	14,511,180	1,430,840
(2) Investments, at cost	$5,898,055	$10,450,041	$6,414,148	$137,379,520	$18,289,111

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	197

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2
Assets
Investments, at fair value(1),(2)	$13,926,436	$532,392,359	$804,076,819	$6,058,096	$30,311,166
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	699	63,272	6,638	637	6,535
Receivable for share redemptions	39,603	793,572	1,547,792	5,797	31,916
Total assets	13,966,738	533,249,203	805,631,249	6,064,530	30,349,617

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	13,666	508,150	713,819	5,797	31,916
Contract terminations	25,938	285,270	833,973	1	—
Payable for investments purchased	699	63,424	6,638	637	6,535
Total liabilities	40,303	856,844	1,554,430	6,435	38,451
Net assets applicable to contracts in accumulation period	13,918,350	532,212,957	804,076,819	6,057,674	30,308,862
Net assets applicable to contracts in payment period	8,043	179,391	—	—	—
Net assets applicable to seed money	42	11	—	421	2,304
Total net assets	$13,926,435	$532,392,359	$804,076,819	$6,058,095	$30,311,166
(1) Investment shares	745,926	42,489,414	64,172,132	605,204	3,228,026
(2) Investments, at cost	$11,255,868	$475,375,056	$675,008,936	$6,492,442	$31,624,341

Dec. 31, 2014 (continued)	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$2,455,874	$5,573,885	$10,949,440	$4,766,891	$7,280,536
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,982	524	3,242	212	355
Receivable for share redemptions	4,516	22,647	10,726	4,974	17,307
Total assets	2,475,372	5,597,056	10,963,408	4,772,077	7,298,198

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,192	5,714	10,726	4,972	7,367
Contract terminations	2,324	16,933	—	2	9,940
Payable for investments purchased	14,982	524	3,242	212	355
Total liabilities	19,498	23,171	13,968	5,186	17,662
Net assets applicable to contracts in accumulation period	2,455,351	5,573,797	10,949,052	4,766,573	7,280,494
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	523	88	388	318	42
Total net assets	$2,455,874	$5,573,885	$10,949,440	$4,766,891	$7,280,536
(1) Investment shares	345,411	303,093	881,597	437,329	390,168
(2) Investments, at cost	$2,954,173	$4,329,675	$11,129,102	$4,740,669	$6,016,837

See accompanying notes to financial statements.

198	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Assets
Investments, at fair value(1),(2)	$4,309,769	$12,621,592	$6,873,035,908	$10,873,223,881	$4,035,594,233
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	336	7	1,339,230	57,004	571,044
Receivable for share redemptions	18,350	22,853	8,068,780	11,901,873	4,142,264
Total assets	4,328,455	12,644,452	6,882,443,918	10,885,182,758	4,040,307,541

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,347	12,849	6,208,023	9,212,642	3,551,227
Contract terminations	14,003	10,004	1,841,472	2,689,231	488,660
Payable for investments purchased	336	7	1,358,516	57,004	673,421
Total liabilities	18,686	22,860	9,408,011	11,958,877	4,713,308
Net assets applicable to contracts in accumulation period	4,309,675	12,621,524	6,870,941,507	10,873,223,881	4,032,944,493
Net assets applicable to contracts in payment period	—	—	2,094,400	—	2,649,718
Net assets applicable to seed money	94	68	—	—	22
Total net assets	$4,309,769	$12,621,592	$6,873,035,907	$10,873,223,881	$4,035,594,233
(1) Investment shares	232,333	680,776	479,960,608	758,244,343	267,081,021
(2) Investments, at cost	$3,429,909	$10,448,888	$5,457,430,961	$7,635,615,306	$3,107,086,947

Dec. 31, 2014 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2
Assets
Investments, at fair value(1),(2)	$4,173,365,692	$1,495,792,521	$2,399,263,348	$16,331,276	$691,750
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	9,194	3,713	1,280	9,748	12,475
Receivable for share redemptions	4,578,219	1,854,445	3,085,590	16,142	649
Total assets	4,177,953,105	1,497,650,679	2,402,350,218	16,357,166	704,874

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,458,408	1,386,331	2,089,717	16,142	649
Contract terminations	1,119,810	463,779	995,873	—	—
Payable for investments purchased	9,194	8,048	1,280	9,748	12,475
Total liabilities	4,587,412	1,858,158	3,086,870	25,890	13,124
Net assets applicable to contracts in accumulation period	4,173,365,693	1,495,339,090	2,399,263,348	16,330,768	690,788
Net assets applicable to contracts in payment period	—	453,419	—	—	—
Net assets applicable to seed money	—	12	—	508	962
Total net assets	$4,173,365,693	$1,495,792,521	$2,399,263,348	$16,331,276	$691,750
(1) Investment shares	275,651,631	111,709,673	178,782,664	1,458,150	70,228
(2) Investments, at cost	$2,766,699,094	$1,255,108,118	$1,830,777,246	$17,071,716	$697,615

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	199

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP Multi-Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$838,212	$8,692,487	$4,235,920	$3,148,769	$3,576,528
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	6,959	978	542	10	218
Receivable for share redemptions	3,588	8,853	4,451	3,209	5,650
Total assets	848,759	8,702,318	4,240,913	3,151,988	3,582,396

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	772	8,853	4,448	3,016	3,360
Contract terminations	2,816	—	3	194	2,289
Payable for investments purchased	6,959	978	542	10	218
Total liabilities	10,547	9,831	4,993	3,220	5,867
Net assets applicable to contracts in accumulation period	837,398	8,692,406	4,235,825	3,148,661	3,576,447
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	814	81	95	107	82
Total net assets	$838,212	$8,692,487	$4,235,920	$3,148,768	$3,576,529
(1) Investment shares	84,839	470,373	219,364	174,544	157,904
(2) Investments, at cost	$843,264	$6,875,597	$3,381,459	$2,648,138	$3,020,193

Dec. 31, 2014 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2	VP Sit Divd Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$119,932,060	$4,272,486	$2,143,677	$5,880,298	$41,816,990
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	436	201	774	589	86
Receivable for share redemptions	150,642	4,294	40,354	5,950	83,496
Total assets	120,083,138	4,276,981	2,184,805	5,886,837	41,900,572

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	94,050	4,286	1,868	5,949	33,971
Contract terminations	56,591	8	38,485	1	49,525
Payable for investments purchased	436	201	774	589	86
Total liabilities	151,077	4,495	41,127	6,539	83,582
Net assets applicable to contracts in accumulation period	119,399,857	4,271,625	2,142,829	5,880,210	41,756,896
Net assets applicable to contracts in payment period	532,204	—	—	—	60,094
Net assets applicable to seed money	—	861	849	88	—
Total net assets	$119,932,061	$4,272,486	$2,143,678	$5,880,298	$41,816,990
(1) Investment shares	5,267,108	390,538	209,139	385,846	2,731,351
(2) Investments, at cost	$69,136,793	$4,629,283	$2,203,983	$4,730,103	$25,352,417
See accompanying notes to financial statements.

200	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
Assets
Investments, at fair value(1),(2)	$2,952,285	$8,570,708	$18,196,148	$5,397,868	$280,176,146
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	97	498	89	—	92,674
Receivable for share redemptions	3,001	21,364	22,989	8,504	246,070
Total assets	2,955,383	8,592,570	18,219,226	5,406,372	280,514,890

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	3,001	8,364	14,511	5,041	224,397
Contract terminations	—	13,001	8,478	3,462	21,616
Payable for investments purchased	97	498	89	—	92,732
Total liabilities	3,098	21,863	23,078	8,503	338,745
Net assets applicable to contracts in accumulation period	2,951,900	8,570,588	18,172,470	5,397,719	279,615,207
Net assets applicable to contracts in payment period	—	—	23,678	—	560,938
Net assets applicable to seed money	385	119	—	150	—
Total net assets	$2,952,285	$8,570,707	$18,196,148	$5,397,869	$280,176,145
(1) Investment shares	283,057	462,781	976,712	532,334	9,637,982
(2) Investments, at cost	$2,937,549	$6,347,255	$11,534,234	$5,409,757	$264,629,550

Dec. 31, 2014 (continued)	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$341,047,650	$30,789,984	$40,699,463	$66,755,456	$68,651,089
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	3,479	11,144	23	2,793
Receivable for share redemptions	448,736	48,372	75,798	150,461	243,674
Total assets	341,496,386	30,841,835	40,786,405	66,905,940	68,897,556

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	270,200	23,719	33,259	55,266	58,422
Contract terminations	178,537	934	9,281	39,928	126,833
Payable for investments purchased	—	3,479	11,144	23	2,793
Total liabilities	448,737	28,132	53,684	95,217	188,048
Net assets applicable to contracts in accumulation period	340,331,084	30,513,021	40,596,797	66,623,124	68,644,975
Net assets applicable to contracts in payment period	716,565	300,682	135,924	187,143	64,096
Net assets applicable to seed money	—	—	—	456	437
Total net assets	$341,047,649	$30,813,703	$40,732,721	$66,810,723	$68,709,508
(1) Investment shares	9,043,958	1,670,645	8,222,114	2,313,079	6,892,680
(2) Investments, at cost	$266,692,166	$21,271,153	$38,566,306	$41,613,378	$55,127,995

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	201

Statement of Assets and Liabilities

Dec. 31, 2014 (continued)	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$5,967,704
Dividends receivable	—
Accounts receivable from RiverSource Life for contract purchase payments	3,509
Receivable for share redemptions	105,452
Total assets	6,076,665

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,586
Contract terminations	94,280
Payable for investments purchased	3,509
Total liabilities	103,375
Net assets applicable to contracts in accumulation period	5,967,316
Net assets applicable to contracts in payment period	5,535
Net assets applicable to seed money	439
Total net assets	$5,973,290
(1) Investment shares	785,224
(2) Investments, at cost	$6,678,682

See accompanying notes to financial statements.

202	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Investment income
Dividend income	$17,347	$—	$1,277,325	$6,511,880	$—
Variable account expenses	47,035	82,614	1,009,062	1,758,937	147,070
Investment income (loss) — net	(29,688)	(82,614)	268,263	4,752,943	(147,070)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,510,408	2,073,892	23,502,524	39,462,371	2,345,097
Cost of investments sold	1,460,553	1,638,246	17,350,612	42,515,484	1,778,708
Net realized gain (loss) on sales of investments	49,855	435,646	6,151,912	(3,053,113)	566,389
Distributions from capital gains	173,085	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(55,456)	(12,063)	2,752,271	(15,665,272)	1,379,246
Net gain (loss) on investments	167,484	423,583	8,904,183	(18,718,385)	1,945,635
Net increase (decrease) in net assets resulting from operations	$137,796	$340,969	$9,172,446	$(13,965,442)	$1,798,565

Year ended Dec. 31, 2014 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Investment income
Dividend income	$54,568	$233,554	$602,854	$539,392	$70,128
Variable account expenses	311,828	115,847	325,507	484,070	268,356
Investment income (loss) — net	(257,260)	117,707	277,347	55,322	(198,228)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,792,348	2,323,339	7,804,340	11,676,738	6,717,072
Cost of investments sold	3,515,256	1,956,776	5,635,594	8,916,659	4,445,532
Net realized gain (loss) on sales of investments	277,092	366,563	2,168,746	2,760,079	2,271,540
Distributions from capital gains	293,441	—	—	3,394,178	—
Net change in unrealized appreciation or depreciation of investments	1,304,782	(1,350,931)	(4,891,948)	1,129,361	437,028
Net gain (loss) on investments	1,875,315	(984,368)	(2,723,202)	7,283,618	2,708,568
Net increase (decrease) in net assets resulting from operations	$1,618,055	$(866,661)	$(2,445,855)	$7,338,940	$2,510,340

Year ended Dec. 31, 2014 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$777,035	$3,214,186	$1,496,592	$396,799	$—
Variable account expenses	424,818	2,119,785	582,606	220,301	194,309
Investment income (loss) — net	352,217	1,094,401	913,986	176,498	(194,309)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,622,189	36,379,159	8,233,926	3,987,582	4,474,397
Cost of investments sold	6,476,376	28,197,431	7,972,874	3,428,356	3,567,791
Net realized gain (loss) on sales of investments	2,145,813	8,181,728	261,052	559,226	906,606
Distributions from capital gains	—	—	5,742,976	1,734,604	2,150,710
Net change in unrealized appreciation or depreciation of investments	3,286,331	16,710,955	(6,385,161)	(299,707)	(2,375,063)
Net gain (loss) on investments	5,432,144	24,892,683	(381,133)	1,994,123	682,253
Net increase (decrease) in net assets resulting from operations	$5,784,361	$25,987,084	$532,853	$2,170,621	$487,944

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	203

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Investment income
Dividend income	$—	$2,052	$21,869	$—	$—
Variable account expenses	2,675,605	237,202	2,037,290	12,023	165,358
Investment income (loss) — net	(2,675,605)	(235,150)	(2,015,421)	(12,023)	(165,358)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	33,380,814	29,203,363	105,184,136	303,689	1,759,674
Cost of investments sold	24,583,544	29,203,361	105,168,321	327,926	1,611,840
Net realized gain (loss) on sales of investments	8,797,270	2	15,815	(24,237)	147,834
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	16,881,789	—	(15,816)	(329,793)	2,096,986
Net gain (loss) on investments	25,679,059	2	(1)	(354,030)	2,244,820
Net increase (decrease) in net assets resulting from operations	$23,003,454	$(235,148)	$(2,015,422)	$(366,053)	$2,079,462

Year ended Dec. 31, 2014 (continued)	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
Investment income
Dividend income	$34,403	$590,365	$15,584,789	$—	$—
Variable account expenses	35,523	264,050	5,522,700	295,633	7,010,978
Investment income (loss) — net	(1,120)	326,315	10,062,089	(295,633)	(7,010,978)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	531,529	8,604,767	153,083,283	2,759,088	128,171,218
Cost of investments sold	524,285	9,151,224	157,393,890	2,262,843	83,125,424
Net realized gain (loss) on sales of investments	7,244	(546,457)	(4,310,607)	496,245	45,045,794
Distributions from capital gains	—	113,234	2,836,794	—	—
Net change in unrealized appreciation or depreciation of investments	111,516	1,031,349	18,162,364	1,838,624	27,258,388
Net gain (loss) on investments	118,760	598,126	16,688,551	2,334,869	72,304,182
Net increase (decrease) in net assets resulting from operations	$117,640	$924,441	$26,750,640	$2,039,236	$65,293,204

Year ended Dec. 31, 2014 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
Investment income
Dividend income	$338,720	$27,567	$497,552	$—	$—
Variable account expenses	58,283	172,203	2,017,113	104,359	1,866,710
Investment income (loss) — net	280,437	(144,636)	(1,519,561)	(104,359)	(1,866,710)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,796,417	2,697,068	44,016,929	2,114,860	54,304,176
Cost of investments sold	1,841,623	2,686,849	36,775,120	2,311,639	56,147,349
Net realized gain (loss) on sales of investments	(45,206)	10,219	7,241,809	(196,779)	(1,843,173)
Distributions from capital gains	28,449	47,560	648,925	393,958	8,415,388
Net change in unrealized appreciation or depreciation of investments	(490,399)	(573,886)	(12,377,759)	(123,402)	(3,673,557)
Net gain (loss) on investments	(507,156)	(516,107)	(4,487,025)	73,777	2,898,658
Net increase (decrease) in net assets resulting from operations	$(226,719)	$(660,743)	$(6,006,586)	$(30,582)	$1,031,948

See accompanying notes to financial statements.

204	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 2
Investment income
Dividend income	$1,834,517	$24,944,098	$—	$—	$104,790
Variable account expenses	321,596	3,719,368	1,003,855	1,544,160	70,865
Investment income (loss) — net	1,512,921	21,224,730	(1,003,855)	(1,544,160)	33,925

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,482,401	67,783,285	21,439,435	39,025,443	1,506,403
Cost of investments sold	6,474,355	62,957,581	22,455,942	41,649,502	1,431,998
Net realized gain (loss) on sales of investments	8,046	4,825,704	(1,016,507)	(2,624,059)	74,405
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,045,047)	(14,824,350)	4,862,552	9,313,071	(767,905)
Net gain (loss) on investments	(1,037,001)	(9,998,646)	3,846,045	6,689,012	(693,500)
Net increase (decrease) in net assets resulting from operations	$475,920	$11,226,084	$2,842,190	$5,144,852	$(659,575)

Year ended Dec. 31, 2014 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2	Col VP Lg Core Quan, Cl 3
Investment income
Dividend income	$1,687,143	$—	$—	$—	$—
Variable account expenses	969,063	101,058	1,161,748	62,081	4,012,236
Investment income (loss) — net	718,080	(101,058)	(1,161,748)	(62,081)	(4,012,236)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	17,278,237	1,340,889	23,594,862	629,951	75,071,028
Cost of investments sold	13,906,293	1,085,866	16,637,588	532,410	52,020,087
Net realized gain (loss) on sales of investments	3,371,944	255,023	6,957,274	97,541	23,050,941
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(13,574,774)	1,019,439	10,868,473	724,026	34,287,698
Net gain (loss) on investments	(10,202,830)	1,274,462	17,825,747	821,567	57,338,639
Net increase (decrease) in net assets resulting from operations	$(9,484,750)	$1,173,404	$16,663,999	$759,486	$53,326,403

Year ended Dec. 31, 2014 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Investment income
Dividend income	$150,026	$—	$—	$—	$—
Variable account expenses	121,546	942,958	4,496,097	38,731,147	76,380,249
Investment income (loss) — net	28,480	(942,958)	(4,496,097)	(38,731,147)	(76,380,249)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,692,166	40,663,541	35,255,449	59,734,220	194,148,305
Cost of investments sold	6,749,913	39,798,124	34,157,250	57,141,772	173,594,803
Net realized gain (loss) on sales of investments	(57,747)	865,417	1,098,199	2,592,448	20,553,502
Distributions from capital gains	179,797	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(332,227)	2,876,317	18,285,777	200,395,356	337,548,048
Net gain (loss) on investments	(210,177)	3,741,734	19,383,976	202,987,804	358,101,550
Net increase (decrease) in net assets resulting from operations	$(181,697)	$2,798,776	$14,887,879	$164,256,657	$281,721,301

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	205

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Investment income
Dividend income	$374,199	$11,576	$—	$—	$—
Variable account expenses	1,570,898	400,367	41,802	912,232	120,441
Investment income (loss) — net	(1,196,699)	(388,791)	(41,802)	(912,232)	(120,441)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	35,654,057	9,530,368	864,604	16,779,991	1,894,306
Cost of investments sold	22,316,206	10,245,103	761,851	10,505,998	1,549,467
Net realized gain (loss) on sales of investments	13,337,851	(714,735)	102,753	6,273,993	344,839
Distributions from capital gains	25,735,337	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(23,914,064)	(1,698,125)	157,026	121,555	823,648
Net gain (loss) on investments	15,159,124	(2,412,860)	259,779	6,395,548	1,168,487
Net increase (decrease) in net assets resulting from operations	$13,962,425	$(2,801,651)	$217,977	$5,483,316	$1,048,046

Year ended Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	897,198	42,928	1,653,145	87,886	443,117
Investment income (loss) — net	(897,198)	(42,928)	(1,653,145)	(87,886)	(443,117)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	17,013,266	2,114,155	33,157,907	876,062	8,364,496
Cost of investments sold	11,452,565	2,222,824	21,180,979	709,055	5,871,895
Net realized gain (loss) on sales of investments	5,560,701	(108,669)	11,976,928	167,007	2,492,601
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,889,920	4,045	10,847,060	642,640	2,933,882
Net gain (loss) on investments	11,450,621	(104,624)	22,823,988	809,647	5,426,483
Net increase (decrease) in net assets resulting from operations	$10,553,423	$(147,552)	$21,170,843	$721,761	$4,983,366

Year ended Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Investment income
Dividend income	$—	$—	$503,672	$92,470	$2,380,928
Variable account expenses	61,734	547,876	190,099	63,927	1,214,480
Investment income (loss) — net	(61,734)	(547,876)	313,573	28,543	1,166,448

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	925,676	12,299,594	4,337,613	1,832,168	37,144,877
Cost of investments sold	779,249	8,021,032	4,375,513	1,830,767	36,719,724
Net realized gain (loss) on sales of investments	146,427	4,278,562	(37,900)	1,401	425,153
Distributions from capital gains	—	—	173,530	—	—
Net change in unrealized appreciation or depreciation of investments	188,541	(744,362)	(115,016)	210,584	4,859,851
Net gain (loss) on investments	334,968	3,534,200	20,614	211,985	5,285,004
Net increase (decrease) in net assets resulting from operations	$273,234	$2,986,324	$334,187	$240,528	$6,451,452

See accompanying notes to financial statements.

206	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended Dec. 31, 2014 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$—	$422,758	$152,109	$9,398,197	$3,689,051
Variable account expenses	433,360	254,791	76,751	2,743,605	4,681,794
Investment income (loss) — net	(433,360)	167,967	75,358	6,654,592	(992,743)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,881,983	4,756,548	1,380,651	95,443,211	66,979,588
Cost of investments sold	17,213,752	4,660,619	1,260,681	95,019,140	49,792,697
Net realized gain (loss) on sales of investments	(5,331,769)	95,929	119,970	424,071	17,186,891
Distributions from capital gains	—	156,850	—	—	10,271,743
Net change in unrealized appreciation or depreciation of investments	(2,083,684)	109,400	(483,393)	(7,631,268)	24,775,239
Net gain (loss) on investments	(7,415,453)	362,179	(363,423)	(7,207,197)	52,233,873
Net increase (decrease) in net assets resulting from operations	$(7,848,813)	$530,146	$(288,065)	$(552,605)	$51,241,130

Year ended Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Investment income
Dividend income	$913,222	$2,114,191	$178,150	$98,280	$216,157
Variable account expenses	475,630	1,235,397	975,906	4,796,649	156,800
Investment income (loss) — net	437,592	878,794	(797,756)	(4,698,369)	59,357

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,321,028	27,449,558	19,567,139	92,691,339	3,497,924
Cost of investments sold	7,435,229	18,047,696	13,552,720	73,074,126	3,211,245
Net realized gain (loss) on sales of investments	2,885,799	9,401,862	6,014,419	19,617,213	286,679
Distributions from capital gains	15,345	39,810	2,746,521	12,954,514	5,038
Net change in unrealized appreciation or depreciation of investments	1,716,111	2,427,674	(2,056,379)	(1,607,463)	(2,081,839)
Net gain (loss) on investments	4,617,255	11,869,346	6,704,561	30,964,264	(1,790,122)
Net increase (decrease) in net assets resulting from operations	$5,054,847	$12,748,140	$5,906,805	$26,265,895	$(1,730,765)

Year ended Dec. 31, 2014 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Investment income
Dividend income	$882,050	$1,171,694	$675,864	$1,931,655	$2,962,030
Variable account expenses	747,414	233,338	1,314,424	402,410	1,369,888
Investment income (loss) — net	134,636	938,356	(638,560)	1,529,245	1,592,142

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,784,466	5,052,131	23,708,838	2,620,486	24,752,006
Cost of investments sold	12,829,228	5,067,071	29,391,487	2,587,345	18,967,230
Net realized gain (loss) on sales of investments	1,955,238	(14,940)	(5,682,649)	33,141	5,784,776
Distributions from capital gains	22,586	469,383	—	—	770,154
Net change in unrealized appreciation or depreciation of investments	(10,173,997)	(1,338,588)	25,909,659	(1,566,010)	815,079
Net gain (loss) on investments	(8,196,173)	(884,145)	20,227,010	(1,532,869)	7,370,009
Net increase (decrease) in net assets resulting from operations	$(8,061,537)	$54,211	$19,588,450	$(3,624)	$8,962,151

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	207

Statements of Operations

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor(1)	GS VIT Sm Cap Eq Insights, Inst
Investment income
Dividend income	$1,021,144	$1,268,235	$2,356,719	$11,704	$56,546
Variable account expenses	1,462,743	251,243	2,107,460	2,884	65,115
Investment income (loss) — net	(441,599)	1,016,992	249,259	8,820	(8,569)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	29,971,819	3,196,380	49,113,191	33,583	1,508,193
Cost of investments sold	19,525,823	3,211,293	36,382,567	34,076	1,180,363
Net realized gain (loss) on sales of investments	10,445,996	(14,913)	12,730,624	(493)	327,830
Distributions from capital gains	12,313,309	—	39,246,230	189	1,061,769
Net change in unrealized appreciation or depreciation of investments	(23,119,316)	(944,711)	(22,997,036)	(28,038)	(950,419)
Net gain (loss) on investments	(360,011)	(959,624)	28,979,818	(28,342)	439,180
Net increase (decrease) in net assets resulting from operations	$(801,610)	$57,368	$29,229,077	$(19,522)	$430,611

(1) For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Investment income
Dividend income	$2,065,632	$6,330	$—	$—	$2,253,212
Variable account expenses	1,313,801	127,565	645,418	295,478	1,906,249
Investment income (loss) — net	751,831	(121,235)	(645,418)	(295,478)	346,963

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	31,262,153	2,652,295	26,743,294	4,954,629	54,345,488
Cost of investments sold	21,620,297	1,921,522	19,440,950	4,964,678	37,172,352
Net realized gain (loss) on sales of investments	9,641,856	730,773	7,302,344	(10,049)	17,173,136
Distributions from capital gains	6,573,338	—	—	1,756,541	—
Net change in unrealized appreciation or depreciation of investments	4,757,727	484,315	(1,719,416)	(284,352)	(617,407)
Net gain (loss) on investments	20,972,921	1,215,088	5,582,928	1,462,140	16,555,729
Net increase (decrease) in net assets resulting from operations	$21,724,752	$1,093,853	$4,937,510	$1,166,662	$16,902,692

Year ended Dec. 31, 2014 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Investment income
Dividend income	$873,710	$457,448	$227,382	$—	$1,412,805
Variable account expenses	1,301,769	225,104	152,725	458,910	899,542
Investment income (loss) — net	(428,059)	232,344	74,657	(458,910)	513,263

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,209,557	4,468,675	2,604,018	5,724,146	12,317,321
Cost of investments sold	7,145,638	3,413,953	1,986,450	3,807,589	9,516,489
Net realized gain (loss) on sales of investments	6,063,919	1,054,722	617,568	1,916,557	2,800,832
Distributions from capital gains	487,809	—	—	2,023,102	—
Net change in unrealized appreciation or depreciation of investments	727,194	1,685,327	956,710	4,942,235	(4,120,409)
Net gain (loss) on investments	7,278,922	2,740,049	1,574,278	8,881,894	(1,319,577)
Net increase (decrease) in net assets resulting from operations	$6,850,863	$2,972,393	$1,648,935	$8,422,984	$(806,314)

See accompanying notes to financial statements.

208	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
Investment income
Dividend income	$—	$—	$—	$210,117	$5,022
Variable account expenses	141,820	210,324	220,235	424,632	122,226
Investment income (loss) — net	(141,820)	(210,324)	(220,235)	(214,515)	(117,204)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,750,621	4,865,548	6,960,116	8,956,537	2,729,297
Cost of investments sold	1,999,259	3,621,143	4,783,175	9,669,340	1,758,334
Net realized gain (loss) on sales of investments	751,362	1,244,405	2,176,941	(712,803)	970,963
Distributions from capital gains	—	—	2,100,586	5,569,459	1,048,426
Net change in unrealized appreciation or depreciation of investments	555,482	472,113	(1,598,787)	(7,290,345)	(312,971)
Net gain (loss) on investments	1,306,844	1,716,518	2,678,740	(2,433,689)	1,706,418
Net increase (decrease) in net assets resulting from operations	$1,165,024	$1,506,194	$2,458,505	$(2,648,204)	$1,589,214

Year ended Dec. 31, 2014 (continued)	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Investment income
Dividend income	$432,594	$300,351	$—	$118,760	$1,495,886
Variable account expenses	115,361	96,097	156,423	492,717	422,418
Investment income (loss) — net	317,233	204,254	(156,423)	(373,957)	1,073,468

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,750,893	2,761,973	3,750,855	14,058,104	12,884,480
Cost of investments sold	1,738,477	2,644,208	2,483,606	9,526,629	12,231,914
Net realized gain (loss) on sales of investments	12,416	117,765	1,267,249	4,531,475	652,566
Distributions from capital gains	—	222,336	1,165,352	3,928,934	5,053,623
Net change in unrealized appreciation or depreciation of investments	14,330	(306,776)	(803,053)	(2,301,015)	(12,994,467)
Net gain (loss) on investments	26,746	33,325	1,629,548	6,159,394	(7,288,278)
Net increase (decrease) in net assets resulting from operations	$343,979	$237,579	$1,473,125	$5,785,437	$(6,214,810)

Year ended Dec. 31, 2014 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Investment income
Dividend income	$92,308	$223,038	$—	$5,249,861	$458,217
Variable account expenses	132,763	700,806	449,286	2,495,767	580,618
Investment income (loss) — net	(40,455)	(477,768)	(449,286)	2,754,094	(122,401)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,981,872	16,009,080	16,472,683	33,481,667	12,671,727
Cost of investments sold	2,885,600	10,992,048	13,494,022	25,271,905	10,986,024
Net realized gain (loss) on sales of investments	96,272	5,017,032	2,978,661	8,209,762	1,685,703
Distributions from capital gains	928,576	4,504,704	10,852,462	10,119,153	—
Net change in unrealized appreciation or depreciation of investments	(670,375)	(1,507,562)	(18,505,737)	7,652,431	6,083,934
Net gain (loss) on investments	354,473	8,014,174	(4,674,614)	25,981,346	7,769,637
Net increase (decrease) in net assets resulting from operations	$314,018	$7,536,406	$(5,123,900)	$28,735,440	$7,647,236

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	209

Statements of Operations

Year ended Dec. 31, 2014 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi- Mgr, Cl S(1)	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
Investment income
Dividend income	$—	$—	$63,993	$9,078	$86,870
Variable account expenses	451,617	3,194	172,638	77,705	60,774
Investment income (loss) — net	(451,617)	(3,194)	(108,645)	(68,627)	26,096

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,614,708	103,564	3,859,446	1,027,468	771,431
Cost of investments sold	10,337,868	105,051	3,543,893	803,599	598,103
Net realized gain (loss) on sales of investments	1,276,840	(1,487)	315,553	223,869	173,328
Distributions from capital gains	6,719,416	—	—	—	241,936
Net change in unrealized appreciation or depreciation of investments	(7,291,699)	(1,360)	(1,015,884)	526,232	103,979
Net gain (loss) on investments	704,557	(2,847)	(700,331)	750,101	519,243
Net increase (decrease) in net assets resulting from operations	$252,940	$(6,041)	$(808,976)	$681,474	$545,339

(1) For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Investment income
Dividend income	$995,707	$22,102,609	$549,171	$9,381,196	$101,077
Variable account expenses	1,061,399	5,159,377	803,018	1,836,913	46,391
Investment income (loss) — net	(65,692)	16,943,232	(253,847)	7,544,283	54,686

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	15,612,407	140,582,610	13,626,934	61,820,499	2,243,446
Cost of investments sold	12,171,762	134,970,737	9,879,359	61,583,578	2,367,340
Net realized gain (loss) on sales of investments	3,440,645	5,611,873	3,747,575	236,921	(123,894)
Distributions from capital gains	5,238,962	—	12,188,871	—	—
Net change in unrealized appreciation or depreciation of investments	(7,261,698)	(12,142,209)	(6,903,031)	(7,390,172)	226,389
Net gain (loss) on investments	1,417,909	(6,530,336)	9,033,415	(7,153,251)	102,495
Net increase (decrease) in net assets resulting from operations	$1,352,217	$10,412,896	$8,779,568	$391,032	$157,181

Year ended Dec. 31, 2014 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB
Investment income
Dividend income	$256,322	$2,493,789	$195,124	$344,371	$92,265
Variable account expenses	99,209	234,249	179,013	835,581	248,198
Investment income (loss) — net	157,113	2,259,540	16,111	(491,210)	(155,933)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,956,875	3,720,445	3,604,471	7,429,966	4,087,421
Cost of investments sold	2,963,588	2,641,783	3,400,633	5,179,657	2,376,473
Net realized gain (loss) on sales of investments	(6,713)	1,078,662	203,838	2,250,309	1,710,948
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	174,447	3,072,917	(1,821,393)	5,996,678	1,969,370
Net gain (loss) on investments	167,734	4,151,579	(1,617,555)	8,246,987	3,680,318
Net increase (decrease) in net assets resulting from operations	$324,847	$6,411,119	$(1,601,444)	$7,755,777	$3,524,385

See accompanying notes to financial statements.

210	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$—	$753,738	$15,579	$—	$—
Variable account expenses	223,169	221,483	47,354	11,321,742	12,072,454
Investment income (loss) — net	(223,169)	532,255	(31,775)	(11,321,742)	(12,072,454)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,238,886	5,450,528	1,249,506	176,201,889	563,560,965
Cost of investments sold	4,595,329	5,313,949	1,331,145	137,183,256	375,882,135
Net realized gain (loss) on sales of investments	1,643,557	136,579	(81,639)	39,018,633	187,678,830
Distributions from capital gains	1,881,054	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,603,074)	244,130	(638,301)	24,178,079	(117,085,824)
Net gain (loss) on investments	(1,078,463)	380,709	(719,940)	63,196,712	70,593,006
Net increase (decrease) in net assets resulting from operations	$(1,301,632)	$912,964	$(751,715)	$51,874,970	$58,520,552

Year ended Dec. 31, 2014 (continued)	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
Investment income
Dividend income	$78,745	$110,600	$—	$—	$333,396
Variable account expenses	63,032	78,073	72,327	1,354,232	180,308
Investment income (loss) — net	15,713	32,527	(72,327)	(1,354,232)	153,088

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,375,455	1,595,843	2,721,306	44,212,529	2,204,089
Cost of investments sold	1,400,784	1,621,703	2,807,802	45,968,054	2,117,402
Net realized gain (loss) on sales of investments	(25,329)	(25,860)	(86,496)	(1,755,525)	86,687
Distributions from capital gains	5,095	505,440	—	—	1,072,312
Net change in unrealized appreciation or depreciation of investments	263,024	555,011	585,074	14,299,951	(2,298,894)
Net gain (loss) on investments	242,790	1,034,591	498,578	12,544,426	(1,139,895)
Net increase (decrease) in net assets resulting from operations	$258,503	$1,067,118	$426,251	$11,190,194	$(986,807)

Year ended Dec. 31, 2014 (continued)	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2
Investment income
Dividend income	$—	$—	$—	$129,877	$1,310,233
Variable account expenses	138,639	6,112,741	8,948,783	62,924	354,744
Investment income (loss) — net	(138,639)	(6,112,741)	(8,948,783)	66,953	955,489

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,164,869	245,148,242	397,861,183	1,444,522	10,120,553
Cost of investments sold	1,775,451	222,034,362	340,904,842	1,401,355	10,347,919
Net realized gain (loss) on sales of investments	389,418	23,113,880	56,956,341	43,167	(227,366)
Distributions from capital gains	—	—	—	237,528	290,981
Net change in unrealized appreciation or depreciation of investments	31,481	1,371,652	(17,021,072)	(927,306)	(1,215,658)
Net gain (loss) on investments	420,899	24,485,532	39,935,269	(646,611)	(1,152,043)
Net increase (decrease) in net assets resulting from operations	$282,260	$18,372,791	$30,986,486	$(579,658)	$(196,554)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	211

Statements of Operations

Year ended Dec. 31, 2014 (continued)	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
Investment income
Dividend income	$—	$—	$140,382	$82,915	$—
Variable account expenses	22,020	58,419	97,362	53,945	67,602
Investment income (loss) — net	(22,020)	(58,419)	43,020	28,970	(67,602)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	809,919	990,142	1,689,332	1,100,209	1,248,515
Cost of investments sold	846,235	763,422	1,635,983	1,108,180	1,066,640
Net realized gain (loss) on sales of investments	(36,316)	226,720	53,349	(7,971)	181,875
Distributions from capital gains	—	—	660,935	4,492	—
Net change in unrealized appreciation or depreciation of investments	(475,099)	129,961	(910,514)	149,770	372,296
Net gain (loss) on investments	(511,415)	356,681	(196,230)	146,291	554,171
Net increase (decrease) in net assets resulting from operations	$(533,435)	$298,262	$(153,210)	$175,261	$486,569

Year ended Dec. 31, 2014 (continued)	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	42,153	115,954	69,109,094	105,097,927	39,864,592
Investment income (loss) — net	(42,153)	(115,954)	(69,109,094)	(105,097,927)	(39,864,592)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	677,117	1,967,259	763,585,367	1,448,811,821	587,947,030
Cost of investments sold	559,549	1,651,100	618,619,307	1,041,627,122	462,658,209
Net realized gain (loss) on sales of investments	117,568	316,159	144,966,060	407,184,699	125,288,821
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	334,229	767,886	196,676,209	147,283,796	80,142,765
Net gain (loss) on investments	451,797	1,084,045	341,642,269	554,468,495	205,431,586
Net increase (decrease) in net assets resulting from operations	$409,644	$968,091	$272,533,175	$449,370,568	$165,566,994

Year ended Dec. 31, 2014 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi-Mgr Div Inc, Cl 2(1)
Investment income
Dividend income	$—	$—	$—	$253,073	$2,924
Variable account expenses	44,429,298	16,101,389	25,133,808	151,402	1,761
Investment income (loss) — net	(44,429,298)	(16,101,389)	(25,133,808)	101,671	1,163

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,047,955,704	403,879,898	706,812,976	1,928,085	15,642
Cost of investments sold	1,401,026,405	344,540,394	552,167,408	2,008,758	15,842
Net realized gain (loss) on sales of investments	646,929,299	59,339,504	154,645,568	(80,673)	(200)
Distributions from capital gains	—	—	—	1,934,352	—
Net change in unrealized appreciation or depreciation of investments	(400,919,816)	14,846,880	(31,791,938)	(448,795)	(5,865)
Net gain (loss) on investments	246,009,483	74,186,384	122,853,630	1,404,884	(6,065)
Net increase (decrease) in net assets resulting from operations	$201,580,185	$58,084,995	$97,719,822	$1,506,555	$(4,902)

(1)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

212	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended Dec. 31, 2014 (continued)	VP Multi-Mgr Int Rate Adapt, Cl 2(1)	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Investment income
Dividend income	$3,757	$—	$—	$—	$—
Variable account expenses	2,360	87,334	40,473	30,585	39,254
Investment income (loss) — net	1,397	(87,334)	(40,473)	(30,585)	(39,254)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	24,288	1,029,202	575,490	588,754	1,183,863
Cost of investments sold	24,508	791,696	463,582	498,245	1,006,787
Net realized gain (loss) on sales of investments	(220)	237,506	111,908	90,509	177,076
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(5,052)	450,303	266,141	(93,054)	(138,696)
Net gain (loss) on investments	(5,272)	687,809	378,049	(2,545)	38,380
Net increase (decrease) in net assets resulting from operations	$(3,875)	$600,475	$337,576	$(33,130)	$(874)

(1) For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2	VP Sit Divd Gro, Cl 3
Investment income
Dividend income	$—	$59,001	$37,488	$—	$—
Variable account expenses	1,114,937	45,057	14,451	56,734	384,532
Investment income (loss) — net	(1,114,937)	13,944	23,037	(56,734)	(384,532)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	32,382,860	852,272	423,263	1,109,850	10,996,426
Cost of investments sold	18,988,534	850,426	414,948	917,652	7,106,584
Net realized gain (loss) on sales of investments	13,394,326	1,846	8,315	192,198	3,889,842
Distributions from capital gains	—	329,376	763	—	—
Net change in unrealized appreciation or depreciation of investments	(11,104,927)	(698,948)	(91,511)	367,154	805,303
Net gain (loss) on investments	2,289,399	(367,726)	(82,433)	559,352	4,695,145
Net increase (decrease) in net assets resulting from operations	$1,174,462	$(353,782)	$(59,396)	$502,618	$4,310,613

Year ended Dec. 31, 2014 (continued)	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
Investment income
Dividend income	$11,264	$—	$—	$4,930	$4,550,109
Variable account expenses	33,519	80,642	157,931	34,614	2,827,150
Investment income (loss) — net	(22,255)	(80,642)	(157,931)	(29,684)	1,722,959

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	703,702	982,310	3,497,523	1,576,073	56,888,420
Cost of investments sold	715,129	734,886	2,321,376	1,580,208	48,296,596
Net realized gain (loss) on sales of investments	(11,427)	247,424	1,176,147	(4,135)	8,591,824
Distributions from capital gains	—	—	—	—	35,736,162
Net change in unrealized appreciation or depreciation of investments	140,169	617,662	857,340	14,524	(61,844,803)
Net gain (loss) on investments	128,742	865,086	2,033,487	10,389	(17,516,817)
Net increase (decrease) in net assets resulting from operations	$106,487	$784,444	$1,875,556	$(19,295)	$(15,793,858)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	213

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
Investment income
Dividend income	$—	$454,932	$1,190,389	$38,691	$—
Variable account expenses	3,124,406	256,141	398,041	630,650	694,658
Investment income (loss) — net	(3,124,406)	198,791	792,348	(591,959)	(694,658)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	70,060,091	4,722,765	7,682,727	15,009,375	19,969,166
Cost of investments sold	53,154,383	3,498,742	6,886,910	9,799,451	16,212,654
Net realized gain (loss) on sales of investments	16,905,708	1,224,023	795,817	5,209,924	3,756,512
Distributions from capital gains	44,459,102	—	1,026,905	—	7,107,584
Net change in unrealized appreciation or depreciation of investments	(45,774,366)	3,278,301	(5,464,576)	1,572,974	(13,398,153)
Net gain (loss) on investments	15,590,444	4,502,324	(3,641,854)	6,782,898	(2,534,057)
Net increase (decrease) in net assets resulting from operations	$12,466,038	$4,701,115	$(2,849,506)	$6,190,939	$(3,228,715)

Year ended Dec. 31, 2014 (continued)					WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income					$430,287
Variable account expenses					52,908
Investment income (loss) — net					377,379

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales					1,501,811
Cost of investments sold					1,521,444
Net realized gain (loss) on sales of investments					(19,633)
Distributions from capital gains					—
Net change in unrealized appreciation or depreciation of investments					(611,041)
Net gain (loss) on investments					(630,674)
Net increase (decrease) in net assets resulting from operations					$(253,295)

See accompanying notes to financial statements.

214	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$(29,688)	$(82,614)	$268,263	$4,752,943	$(147,070)
Net realized gain (loss) on sales of investments	49,855	435,646	6,151,912	(3,053,113)	566,389
Distributions from capital gains	173,085	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(55,456)	(12,063)	2,752,271	(15,665,272)	1,379,246
Net increase (decrease) in net assets resulting from operations	137,796	340,969	9,172,446	(13,965,442)	1,798,565

Contract transactions
Contract purchase payments	696,563	158,052	1,157,834	3,030,400	3,124,158
Net transfers(1)	1,315,456	(37,327)	(4,791,672)	(9,987,368)	3,058,111
Transfers for policy loans	1,033	1,098	32,112	90,460	(1,768)
Adjustments to net assets allocated to contracts in payment period	—	—	(58,423)	(47,678)	—
Contract charges	(2,417)	(8,113)	(78,153)	(230,266)	(3,624)
Contract terminations:
Surrender benefits	(940,448)	(722,532)	(14,152,809)	(24,242,351)	(925,115)
Death benefits	(9,682)	(49,399)	(1,497,213)	(1,753,079)	(52,102)
Increase (decrease) from contract transactions	1,060,505	(658,221)	(19,388,324)	(33,139,882)	5,199,660
Net assets at beginning of year	3,663,559	9,113,778	122,245,133	221,773,783	9,925,693
Net assets at end of year	$4,861,860	$8,796,526	$112,029,255	$174,668,459	$16,923,918

Accumulation unit activity
Units outstanding at beginning of year	3,435,836	6,956,449	71,636,919	141,034,862	6,066,205
Contract purchase payments	645,822	117,475	665,542	2,300,064	1,755,443
Net transfers(1)	1,209,256	(30,377)	(2,716,302)	(5,883,642)	1,837,480
Transfers for policy loans	951	863	17,989	55,989	(942)
Contract charges	(2,228)	(6,042)	(44,755)	(141,645)	(2,128)
Contract terminations:
Surrender benefits	(859,168)	(534,555)	(8,093,849)	(14,870,437)	(545,898)
Death benefits	(8,796)	(36,010)	(845,337)	(1,142,987)	(28,615)
Units outstanding at end of year	4,421,673	6,467,803	60,620,207	121,352,204	9,081,545

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	215

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Operations
Investment income (loss) — net	$(257,260)	$117,707	$277,347	$55,322	$(198,228)
Net realized gain (loss) on sales of investments	277,092	366,563	2,168,746	2,760,079	2,271,540
Distributions from capital gains	293,441	—	—	3,394,178	—
Net change in unrealized appreciation or depreciation of investments	1,304,782	(1,350,931)	(4,891,948)	1,129,361	437,028
Net increase (decrease) in net assets resulting from operations	1,618,055	(866,661)	(2,445,855)	7,338,940	2,510,340

Contract transactions
Contract purchase payments	5,990,684	170,433	445,843	568,861	459,037
Net transfers(1)	26,960,621	(176,930)	(342,900)	701,441	34,632
Transfers for policy loans	4,209	17,113	(557)	651	(918)
Adjustments to net assets allocated to contracts in payment period	108,556	(4,178)	(6,171)	26,957	(1,193)
Contract charges	(13,979)	(4,722)	(26,306)	(42,374)	(23,200)
Contract terminations:
Surrender benefits	(2,094,832)	(1,362,706)	(5,434,362)	(5,079,190)	(3,523,010)
Death benefits	(210,823)	(194,681)	(390,183)	(426,480)	(268,394)
Increase (decrease) from contract transactions	30,744,436	(1,555,671)	(5,754,636)	(4,250,134)	(3,323,046)
Net assets at beginning of year	15,719,648	14,796,919	41,629,590	52,077,512	30,406,131
Net assets at end of year	$48,082,139	$12,374,587	$33,429,099	$55,166,318	$29,593,425

Accumulation unit activity
Units outstanding at beginning of year	14,759,331	9,425,027	23,709,885	31,661,504	18,619,312
Contract purchase payments	5,033,981	110,375	255,238	314,616	276,191
Net transfers(1)	22,807,369	(119,797)	(224,437)	337,672	41,332
Transfers for policy loans	3,625	10,494	(189)	194	(591)
Contract charges	(11,863)	(3,073)	(15,398)	(24,118)	(13,948)
Contract terminations:
Surrender benefits	(1,781,947)	(887,777)	(3,166,082)	(3,008,948)	(2,119,116)
Death benefits	(169,047)	(128,160)	(229,825)	(239,349)	(164,362)
Units outstanding at end of year	40,641,449	8,407,089	20,329,192	29,041,571	16,638,818

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

216	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$352,217	$1,094,401	$913,986	$176,498	$(194,309)
Net realized gain (loss) on sales of investments	2,145,813	8,181,728	261,052	559,226	906,606
Distributions from capital gains	—	—	5,742,976	1,734,604	2,150,710
Net change in unrealized appreciation or depreciation of investments	3,286,331	16,710,955	(6,385,161)	(299,707)	(2,375,063)
Net increase (decrease) in net assets resulting from operations	5,784,361	25,987,084	532,853	2,170,621	487,944

Contract transactions
Contract purchase payments	384,282	5,885,189	8,557,633	402,339	324,967
Net transfers(1)	(1,628,056)	(225,148)	15,104,404	62,819	362,110
Transfers for policy loans	(10,393)	(25,590)	5,705	24,635	3,197
Adjustments to net assets allocated to contracts in payment period	(33,512)	(35,523)	224,898	(6,570)	—
Contract charges	(13,949)	(150,160)	(35,812)	(20,208)	(14,458)
Contract terminations:
Surrender benefits	(5,610,157)	(24,186,461)	(4,720,477)	(2,989,204)	(1,528,955)
Death benefits	(476,970)	(2,471,584)	(559,096)	(205,863)	(126,854)
Increase (decrease) from contract transactions	(7,388,755)	(21,209,277)	18,577,255	(2,732,052)	(979,993)
Net assets at beginning of year	51,195,554	230,552,247	47,699,273	26,439,874	20,433,506
Net assets at end of year	$49,591,160	$235,330,054	$66,809,381	$25,878,443	$19,941,457

Accumulation unit activity
Units outstanding at beginning of year	20,141,713	118,364,460	40,444,237	18,358,231	11,271,806
Contract purchase payments	143,306	3,129,200	7,291,967	265,803	184,817
Net transfers(1)	(609,809)	287,858	12,912,557	25,873	159,276
Transfers for policy loans	(3,758)	(11,069)	4,913	16,483	1,886
Contract charges	(5,271)	(72,729)	(30,347)	(13,567)	(8,237)
Contract terminations:
Surrender benefits	(2,104,357)	(11,334,803)	(3,999,068)	(2,010,706)	(870,953)
Death benefits	(180,631)	(1,232,518)	(477,167)	(138,160)	(72,372)
Units outstanding at end of year	17,381,193	109,130,399	56,147,092	16,503,957	10,666,223

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	217

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Operations
Investment income (loss) — net	$(2,675,605)	$(235,150)	$(2,015,421)	$(12,023)	$(165,358)
Net realized gain (loss) on sales of investments	8,797,270	2	15,815	(24,237)	147,834
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	16,881,789	—	(15,816)	(329,793)	2,096,986
Net increase (decrease) in net assets resulting from operations	23,003,454	(235,148)	(2,015,422)	(366,053)	2,079,462

Contract transactions
Contract purchase payments	8,544,910	22,868,576	12,870,161	523,968	4,392,048
Net transfers(1)	25,868,605	(19,822,130)	(1,817,183)	657,385	12,795,098
Transfers for policy loans	155,186	(10,286)	349,811	187	(3,639)
Adjustments to net assets allocated to contracts in payment period	(142,533)	—	(1,672,644)	—	9,646
Contract charges	(169,398)	(2,374)	(188,836)	(292)	(7,751)
Contract terminations:
Surrender benefits	(25,189,785)	(809,748)	(55,898,072)	(89,856)	(1,087,981)
Death benefits	(4,540,449)	(671,412)	(3,556,530)	(3,815)	(39,500)
Increase (decrease) from contract transactions	4,526,536	1,552,626	(49,913,293)	1,087,577	16,057,921
Net assets at beginning of year	258,002,784	19,599,635	247,050,839	602,110	9,254,724
Net assets at end of year	$285,532,774	$20,917,113	$195,122,124	$1,323,634	$27,392,107

Accumulation unit activity
Units outstanding at beginning of year	143,158,842	20,345,307	218,622,489	649,733	7,634,364
Contract purchase payments	5,054,902	23,871,257	11,879,247	577,597	3,482,725
Net transfers(1)	15,120,476	(20,662,623)	(3,958,926)	721,103	10,006,696
Transfers for policy loans	87,540	(10,888)	302,406	197	(2,927)
Contract charges	(91,844)	(2,489)	(167,080)	(343)	(6,067)
Contract terminations:
Surrender benefits	(13,606,947)	(842,484)	(49,286,667)	(104,469)	(863,325)
Death benefits	(2,465,786)	(705,466)	(3,224,160)	(3,964)	(30,237)
Units outstanding at end of year	147,257,183	21,992,614	174,167,309	1,839,854	20,221,229

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

218	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
Operations
Investment income (loss) — net	$(1,120)	$326,315	$10,062,089	$(295,633)	$(7,010,978)
Net realized gain (loss) on sales of investments	7,244	(546,457)	(4,310,607)	496,245	45,045,794
Distributions from capital gains	—	113,234	2,836,794	—	—
Net change in unrealized appreciation or depreciation of investments	111,516	1,031,349	18,162,364	1,838,624	27,258,388
Net increase (decrease) in net assets resulting from operations	117,640	924,441	26,750,640	2,039,236	65,293,204

Contract transactions
Contract purchase payments	1,059,968	3,385,796	5,773,699	7,350,313	8,663,113
Net transfers(1)	4,653,204	(3,468,939)	(56,478,093)	1,474,469	(23,991,325)
Transfers for policy loans	(204)	(17,144)	126,461	(2,840)	234,902
Adjustments to net assets allocated to contracts in payment period	—	—	(667,179)	—	(751,949)
Contract charges	(1,563)	(3,021)	(701,959)	(5,490)	(583,526)
Contract terminations:
Surrender benefits	(185,751)	(634,469)	(75,275,301)	(521,800)	(88,335,250)
Death benefits	—	(808,828)	(10,727,526)	(325,994)	(8,084,889)
Increase (decrease) from contract transactions	5,525,654	(1,546,605)	(137,949,898)	7,968,658	(112,848,924)
Net assets at beginning of year	1,415,769	23,593,124	663,230,651	20,685,452	789,841,134
Net assets at end of year	$7,059,063	$22,970,960	$552,031,393	$30,693,346	$742,285,414

Accumulation unit activity
Units outstanding at beginning of year	1,485,713	21,534,125	406,205,161	13,336,815	390,027,389
Contract purchase payments	1,078,256	3,010,621	3,550,351	4,467,469	4,381,355
Net transfers(1)	4,738,595	(3,101,041)	(34,938,150)	882,647	(11,447,509)
Transfers for policy loans	(208)	(14,914)	75,673	(1,733)	102,766
Contract charges	(1,596)	(2,684)	(425,292)	(3,308)	(288,319)
Contract terminations:
Surrender benefits	(188,370)	(562,932)	(44,267,115)	(329,323)	(40,841,890)
Death benefits	—	(714,701)	(6,426,101)	(194,635)	(3,762,047)
Units outstanding at end of year	7,112,390	20,148,474	323,774,527	18,157,932	338,171,745

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	219

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
Operations
Investment income (loss) — net	$280,437	$(144,636)	$(1,519,561)	$(104,359)	$(1,866,710)
Net realized gain (loss) on sales of investments	(45,206)	10,219	7,241,809	(196,779)	(1,843,173)
Distributions from capital gains	28,449	47,560	648,925	393,958	8,415,388
Net change in unrealized appreciation or depreciation of investments	(490,399)	(573,886)	(12,377,759)	(123,402)	(3,673,557)
Net increase (decrease) in net assets resulting from operations	(226,719)	(660,743)	(6,006,586)	(30,582)	1,031,948

Contract transactions
Contract purchase payments	824,967	3,482,374	3,192,106	906,611	1,639,121
Net transfers(1)	4,578,466	537,672	(15,514,897)	(965,460)	(22,153,572)
Transfers for policy loans	(624)	1,900	95,563	(139)	49,585
Adjustments to net assets allocated to contracts in payment period	5,529	—	(237,634)	—	(192,477)
Contract charges	(2,756)	(4,161)	(222,349)	(1,026)	(227,758)
Contract terminations:
Surrender benefits	(340,159)	(474,829)	(21,840,487)	(290,352)	(25,127,921)
Death benefits	(52,226)	(208,748)	(1,564,133)	(118,330)	(3,313,027)
Increase (decrease) from contract transactions	5,013,197	3,334,208	(36,091,831)	(468,696)	(49,326,049)
Net assets at beginning of year	3,452,362	13,928,106	230,493,296	9,408,570	224,149,730
Net assets at end of year	$8,238,840	$16,601,571	$188,394,879	$8,909,292	$175,855,629

Accumulation unit activity
Units outstanding at beginning of year	3,819,949	12,709,604	108,813,537	9,143,212	135,911,930
Contract purchase payments	874,537	3,123,072	1,604,956	865,959	1,026,129
Net transfers(1)	4,794,433	480,661	(7,032,770)	(911,982)	(13,520,906)
Transfers for policy loans	(669)	1,735	47,788	(115)	27,814
Contract charges	(2,936)	(3,791)	(100,992)	(975)	(136,680)
Contract terminations:
Surrender benefits	(362,927)	(428,661)	(9,998,179)	(274,638)	(14,454,432)
Death benefits	(55,695)	(193,372)	(765,067)	(113,163)	(2,037,309)
Units outstanding at end of year	9,066,692	15,689,248	92,569,273	8,708,298	106,816,546

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

220	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 2
Operations
Investment income (loss) — net	$1,512,921	$21,224,730	$(1,003,855)	$(1,544,160)	$33,925
Net realized gain (loss) on sales of investments	8,046	4,825,704	(1,016,507)	(2,624,059)	74,405
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,045,047)	(14,824,350)	4,862,552	9,313,071	(767,905)
Net increase (decrease) in net assets resulting from operations	475,920	11,226,084	2,842,190	5,144,852	(659,575)

Contract transactions
Contract purchase payments	7,527,115	3,508,455	3,885,545	1,108,803	1,572,632
Net transfers(1)	882,913	1,060,020	(3,087,501)	(9,168,142)	(146,807)
Transfers for policy loans	1,454	44,083	(2,200)	(12,716)	1,060
Adjustments to net assets allocated to contracts in payment period	—	(502,411)	(20,566)	(94,451)	—
Contract charges	(3,866)	(234,521)	(100,668)	(216,705)	(666)
Contract terminations:
Surrender benefits	(731,299)	(49,993,150)	(9,261,603)	(18,476,313)	(152,474)
Death benefits	(255,033)	(6,514,501)	(1,334,744)	(3,216,001)	(124,175)
Increase (decrease) from contract transactions	7,421,284	(52,632,025)	(9,921,737)	(30,075,525)	1,149,570
Net assets at beginning of year	24,005,539	415,832,402	106,063,575	181,631,906	5,908,860
Net assets at end of year	$31,902,743	$374,426,461	$98,984,028	$156,701,233	$6,398,855

Accumulation unit activity
Units outstanding at beginning of year	17,928,413	191,727,803	92,120,916	100,497,355	4,106,228
Contract purchase payments	5,445,951	1,652,192	2,949,361	603,516	1,153,441
Net transfers(1)	607,588	613,947	(2,463,770)	(5,018,580)	(132,943)
Transfers for policy loans	1,060	17,625	(1,166)	(6,474)	770
Contract charges	(2,804)	(106,070)	(91,447)	(117,010)	(489)
Contract terminations:
Surrender benefits	(534,133)	(22,140,429)	(8,256,473)	(9,912,674)	(109,429)
Death benefits	(186,642)	(2,913,800)	(1,047,922)	(1,725,600)	(91,184)
Units outstanding at end of year	23,259,433	168,851,268	83,209,499	84,320,533	4,926,394

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	221

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2	Col VP Lg Core Quan, Cl 3
Operations
Investment income (loss) — net	$718,080	$(101,058)	$(1,161,748)	$(62,081)	$(4,012,236)
Net realized gain (loss) on sales of investments	3,371,944	255,023	6,957,274	97,541	23,050,941
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(13,574,774)	1,019,439	10,868,473	724,026	34,287,698
Net increase (decrease) in net assets resulting from operations	(9,484,750)	1,173,404	16,663,999	759,486	53,326,403

Contract transactions
Contract purchase payments	1,242,366	2,267,518	1,723,600	2,599,358	4,132,738
Net transfers(1)	(3,821,711)	631,746	(3,527,889)	1,667,553	(23,470,076)
Transfers for policy loans	70,803	(18,370)	36,837	(19,163)	356,841
Adjustments to net assets allocated to contracts in payment period	(76,210)	—	124,484	—	(985,555)
Contract charges	(66,728)	(2,155)	(126,727)	(993)	(612,529)
Contract terminations:
Surrender benefits	(9,884,686)	(236,166)	(14,609,888)	(137,550)	(40,258,681)
Death benefits	(939,998)	(8,611)	(2,035,644)	(56,240)	(4,585,952)
Increase (decrease) from contract transactions	(13,476,164)	2,633,962	(18,415,227)	4,052,965	(65,423,214)
Net assets at beginning of year	105,664,438	7,442,788	140,705,400	3,547,386	424,609,362
Net assets at end of year	$82,703,524	$11,250,154	$138,954,172	$8,359,837	$412,512,551

Accumulation unit activity
Units outstanding at beginning of year	71,769,568	4,257,871	138,336,244	1,930,672	292,545,714
Contract purchase payments	889,808	1,254,294	1,580,438	1,313,721	2,684,210
Net transfers(1)	(2,944,667)	343,160	(3,667,154)	839,989	(18,314,255)
Transfers for policy loans	47,326	(13,732)	36,302	(9,140)	198,499
Contract charges	(48,222)	(1,194)	(119,255)	(514)	(424,352)
Contract terminations:
Surrender benefits	(7,151,181)	(132,975)	(13,986,781)	(70,191)	(26,757,351)
Death benefits	(682,381)	(4,568)	(1,939,752)	(30,462)	(3,085,759)
Units outstanding at end of year	61,880,251	5,702,856	120,240,042	3,974,075	246,846,706

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

222	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$28,480	$(942,958)	$(4,496,097)	$(38,731,147)	$(76,380,249)
Net realized gain (loss) on sales of investments	(57,747)	865,417	1,098,199	2,592,448	20,553,502
Distributions from capital gains	179,797	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(332,227)	2,876,317	18,285,777	200,395,356	337,548,048
Net increase (decrease) in net assets resulting from operations	(181,697)	2,798,776	14,887,879	164,256,657	281,721,301

Contract transactions
Contract purchase payments	3,595,267	36,922,244	194,698,674	1,187,928,760	1,662,668,150
Net transfers(1)	3,753,858	29,544,471	178,906,577	2,485,649,851	1,653,401,023
Transfers for policy loans	212	—	—	(3,776)	(45,820)
Adjustments to net assets allocated to contracts in payment period	—	—	(28,986)	501,139	(342,320)
Contract charges	(1,804)	(991,857)	(3,827,434)	(33,787,625)	(77,492,321)
Contract terminations:
Surrender benefits	(648,750)	(1,938,084)	(7,012,955)	(82,228,231)	(98,511,160)
Death benefits	(204,474)	—	(1,902,814)	(9,681,413)	(22,051,966)
Increase (decrease) from contract transactions	6,494,309	63,536,774	360,833,062	3,548,378,705	3,117,625,586
Net assets at beginning of year	9,031,885	55,924,802	235,447,965	1,843,696,879	5,553,983,256
Net assets at end of year	$15,344,497	$122,260,352	$611,168,906	$5,556,332,241	$8,953,330,143

Accumulation unit activity
Units outstanding at beginning of year	8,464,828	55,507,059	226,701,779	1,697,066,882	4,889,836,053
Contract purchase payments	3,369,604	35,867,897	182,969,560	1,047,193,181	1,443,376,552
Net transfers(1)	3,695,510	28,892,334	171,290,184	2,302,539,121	1,533,338,985
Transfers for policy loans	196	—	—	(3,277)	(38,081)
Contract charges	(1,694)	(960,391)	(3,596,043)	(30,476,861)	(67,142,326)
Contract terminations:
Surrender benefits	(616,557)	(1,887,900)	(6,643,554)	(75,394,453)	(87,634,603)
Death benefits	(190,539)	—	(1,798,233)	(8,754,406)	(19,155,048)
Units outstanding at end of year	14,721,348	117,418,999	568,923,693	4,932,170,187	7,692,581,532

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	223

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(1,196,699)	$(388,791)	$(41,802)	$(912,232)	$(120,441)
Net realized gain (loss) on sales of investments	13,337,851	(714,735)	102,753	6,273,993	344,839
Distributions from capital gains	25,735,337	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(23,914,064)	(1,698,125)	157,026	121,555	823,648
Net increase (decrease) in net assets resulting from operations	13,962,425	(2,801,651)	217,977	5,483,316	1,048,046

Contract transactions
Contract purchase payments	2,090,300	2,154,770	1,131,101	1,181,897	3,483,684
Net transfers(1)	(11,341,278)	(2,644,841)	127,062	(4,047,849)	1,012,176
Transfers for policy loans	10,262	10,976	353	78,310	128
Adjustments to net assets allocated to contracts in payment period	(63,456)	(24,260)	—	(139,664)	—
Contract charges	(180,621)	(27,602)	(1,060)	(75,226)	(1,580)
Contract terminations:
Surrender benefits	(19,712,304)	(4,449,784)	(81,579)	(10,376,021)	(222,247)
Death benefits	(1,384,160)	(339,315)	(40,798)	(1,052,480)	(105,677)
Increase (decrease) from contract transactions	(30,581,257)	(5,320,056)	1,135,079	(14,431,033)	4,166,484
Net assets at beginning of year	185,728,247	47,631,885	2,879,125	97,729,965	8,013,270
Net assets at end of year	$169,109,415	$39,510,178	$4,232,181	$88,782,248	$13,227,800

Accumulation unit activity
Units outstanding at beginning of year	116,187,497	39,381,409	1,908,291	58,643,616	4,519,898
Contract purchase payments	1,260,499	1,845,915	734,232	713,361	1,823,354
Net transfers(1)	(6,932,864)	(2,328,329)	94,155	(2,298,951)	522,510
Transfers for policy loans	5,753	9,619	230	50,983	65
Contract charges	(108,891)	(24,027)	(687)	(44,771)	(817)
Contract terminations:
Surrender benefits	(12,119,317)	(3,935,426)	(53,585)	(6,109,415)	(121,362)
Death benefits	(842,221)	(292,643)	(26,385)	(621,800)	(56,859)
Units outstanding at end of year	97,450,456	34,656,518	2,656,251	50,333,023	6,686,789

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

224	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(897,198)	$(42,928)	$(1,653,145)	$(87,886)	$(443,117)
Net realized gain (loss) on sales of investments	5,560,701	(108,669)	11,976,928	167,007	2,492,601
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,889,920	4,045	10,847,060	642,640	2,933,882
Net increase (decrease) in net assets resulting from operations	10,553,423	(147,552)	21,170,843	721,761	4,983,366

Contract transactions
Contract purchase payments	1,218,117	377,081	14,911,816	2,497,915	592,186
Net transfers(1)	(1,014,138)	45,533	12,378,265	1,926,251	6,272,601
Transfers for policy loans	(8,586)	(14,959)	(21,236)	—	(968)
Adjustments to net assets allocated to contracts in payment period	(29,568)	—	(81,877)	—	(4,576)
Contract charges	(69,056)	(3,218)	(108,914)	(944)	(29,243)
Contract terminations:
Surrender benefits	(10,265,868)	(418,442)	(22,783,087)	(139,508)	(5,172,255)
Death benefits	(863,311)	(23,479)	(1,689,800)	(34,224)	(341,026)
Increase (decrease) from contract transactions	(11,032,410)	(37,484)	2,605,167	4,249,490	1,316,719
Net assets at beginning of year	99,999,121	4,194,052	174,723,889	4,921,680	47,016,618
Net assets at end of year	$99,520,134	$4,009,016	$198,499,899	$9,892,931	$53,316,703

Accumulation unit activity
Units outstanding at beginning of year	54,650,734	4,424,704	120,287,167	2,671,173	26,236,952
Contract purchase payments	657,344	412,084	9,398,173	1,292,370	321,213
Net transfers(1)	(557,547)	29,037	7,665,149	1,004,346	3,381,950
Transfers for policy loans	(5,057)	(16,115)	(14,004)	—	(474)
Contract charges	(35,931)	(3,537)	(71,911)	(483)	(15,644)
Contract terminations:
Surrender benefits	(5,200,129)	(464,348)	(15,234,927)	(73,864)	(2,730,536)
Death benefits	(436,913)	(25,950)	(1,168,807)	(17,222)	(185,465)
Units outstanding at end of year	49,072,501	4,355,875	120,860,840	4,876,320	27,007,996

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	225

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(61,734)	$(547,876)	$313,573	$28,543	$1,166,448
Net realized gain (loss) on sales of investments	146,427	4,278,562	(37,900)	1,401	425,153
Distributions from capital gains	—	—	173,530	—	—
Net change in unrealized appreciation or depreciation of investments	188,541	(744,362)	(115,016)	210,584	4,859,851
Net increase (decrease) in net assets resulting from operations	273,234	2,986,324	334,187	240,528	6,451,452

Contract transactions
Contract purchase payments	1,408,910	757,015	2,978,053	2,040,461	2,614,468
Net transfers(1)	575,298	359,278	(1,523,170)	(547,885)	(9,754,076)
Transfers for policy loans	81	15,661	419	—	60,230
Adjustments to net assets allocated to contracts in payment period	—	(46,428)	—	—	(93,148)
Contract charges	(596)	(46,005)	(2,358)	(521)	(92,628)
Contract terminations:
Surrender benefits	(114,568)	(7,852,247)	(397,080)	(207,267)	(18,451,148)
Death benefits	(22,523)	(443,305)	(344,325)	(60,209)	(3,408,518)
Increase (decrease) from contract transactions	1,846,602	(7,256,031)	711,539	1,224,579	(29,124,820)
Net assets at beginning of year	4,246,496	66,588,601	16,305,126	5,240,047	148,738,366
Net assets at end of year	$6,366,332	$62,318,894	$17,350,852	$6,705,154	$126,064,998

Accumulation unit activity
Units outstanding at beginning of year	2,170,815	26,163,415	15,725,363	5,382,068	118,638,548
Contract purchase payments	717,271	304,160	2,771,798	2,036,973	2,143,281
Net transfers(1)	293,145	182,853	(1,435,775)	(555,368)	(8,134,352)
Transfers for policy loans	42	5,463	394	—	47,801
Contract charges	(306)	(18,130)	(2,214)	(524)	(71,549)
Contract terminations:
Surrender benefits	(58,191)	(2,965,951)	(372,645)	(208,272)	(14,185,116)
Death benefits	(11,390)	(180,757)	(324,748)	(60,857)	(2,609,101)
Units outstanding at end of year	3,111,386	23,491,053	16,362,173	6,594,020	95,829,512

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

226	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(433,360)	$167,967	$75,358	$6,654,592	$(992,743)
Net realized gain (loss) on sales of investments	(5,331,769)	95,929	119,970	424,071	17,186,891
Distributions from capital gains	—	156,850	—	—	10,271,743
Net change in unrealized appreciation or depreciation of investments	(2,083,684)	109,400	(483,393)	(7,631,268)	24,775,239
Net increase (decrease) in net assets resulting from operations	(7,848,813)	530,146	(288,065)	(552,605)	51,241,130

Contract transactions
Contract purchase payments	969,453	1,660,110	176,643	3,293,857	16,246,198
Net transfers(1)	(3,979,208)	4,152,081	(2,307)	(45,100,272)	(4,731,783)
Transfers for policy loans	15,830	13,348	(2,193)	(73,052)	54,171
Adjustments to net assets allocated to contracts in payment period	(15,134)	(125,108)	—	(54,044)	(269,949)
Contract charges	(29,803)	(16,066)	(4,041)	(211,447)	(285,196)
Contract terminations:
Surrender benefits	(5,305,292)	(2,170,973)	(366,392)	(39,717,331)	(50,590,725)
Death benefits	(325,504)	(158,391)	(78,884)	(3,583,192)	(4,417,913)
Increase (decrease) from contract transactions	(8,669,658)	3,355,001	(277,174)	(85,445,481)	(43,995,197)
Net assets at beginning of year	52,642,792	24,843,922	7,697,663	333,885,716	509,204,692
Net assets at end of year	$36,124,321	$28,729,069	$7,132,424	$247,887,630	$516,450,625

Accumulation unit activity
Units outstanding at beginning of year	68,432,931	24,745,914	6,172,715	259,325,580	326,303,227
Contract purchase payments	1,259,266	1,618,142	142,858	2,552,643	9,930,369
Net transfers(1)	(5,230,430)	4,031,057	(3,956)	(34,954,382)	(3,014,929)
Transfers for policy loans	21,354	12,921	(1,789)	(55,302)	31,861
Contract charges	(38,645)	(15,627)	(3,257)	(163,779)	(175,445)
Contract terminations:
Surrender benefits	(6,967,959)	(2,104,276)	(295,329)	(30,657,095)	(31,346,369)
Death benefits	(419,150)	(154,296)	(65,986)	(2,795,683)	(2,709,346)
Units outstanding at end of year	57,057,367	28,133,835	5,945,256	193,251,982	299,019,368

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	227

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$437,592	$878,794	$(797,756)	$(4,698,369)	$59,357
Net realized gain (loss) on sales of investments	2,885,799	9,401,862	6,014,419	19,617,213	286,679
Distributions from capital gains	15,345	39,810	2,746,521	12,954,514	5,038
Net change in unrealized appreciation or depreciation of investments	1,716,111	2,427,674	(2,056,379)	(1,607,463)	(2,081,839)
Net increase (decrease) in net assets resulting from operations	5,054,847	12,748,140	5,906,805	26,265,895	(1,730,765)

Contract transactions
Contract purchase payments	544,953	1,267,937	1,045,192	12,987,146	203,105
Net transfers(1)	(1,611,639)	(4,618,677)	(5,372,407)	(25,601,790)	(483,194)
Transfers for policy loans	47,440	26,054	23,933	32,956	704
Adjustments to net assets allocated to contracts in payment period	(24,087)	(90,313)	(106,311)	(81,981)	(9,724)
Contract charges	(21,606)	(108,342)	(39,812)	(439,960)	(6,565)
Contract terminations:
Surrender benefits	(7,183,696)	(20,064,061)	(13,008,653)	(61,576,869)	(2,306,762)
Death benefits	(666,733)	(1,619,514)	(953,102)	(4,792,646)	(175,097)
Increase (decrease) from contract transactions	(8,915,368)	(25,206,916)	(18,411,160)	(79,473,144)	(2,777,533)
Net assets at beginning of year	59,592,311	152,276,206	124,273,289	573,384,237	20,736,904
Net assets at end of year	$55,731,790	$139,817,430	$111,768,934	$520,176,988	$16,228,606

Accumulation unit activity
Units outstanding at beginning of year	36,071,239	84,335,795	23,721,545	203,704,236	13,349,596
Contract purchase payments	320,315	680,481	197,896	5,421,898	136,143
Net transfers(1)	(966,431)	(2,490,599)	(1,020,839)	(8,276,268)	(332,619)
Transfers for policy loans	27,294	13,504	4,486	12,080	57
Contract charges	(12,643)	(58,290)	(7,556)	(152,261)	(4,440)
Contract terminations:
Surrender benefits	(4,232,864)	(10,788,607)	(2,472,337)	(20,620,931)	(1,566,941)
Death benefits	(397,953)	(874,998)	(181,786)	(1,706,492)	(118,125)
Units outstanding at end of year	30,808,957	70,817,286	20,241,409	178,382,262	11,463,671

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

228	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$134,636	$938,356	$(638,560)	$1,529,245	$1,592,142
Net realized gain (loss) on sales of investments	1,955,238	(14,940)	(5,682,649)	33,141	5,784,776
Distributions from capital gains	22,586	469,383	—	—	770,154
Net change in unrealized appreciation or depreciation of investments	(10,173,997)	(1,338,588)	25,909,659	(1,566,010)	815,079
Net increase (decrease) in net assets resulting from operations	(8,061,537)	54,211	19,588,450	(3,624)	8,962,151

Contract transactions
Contract purchase payments	1,131,465	4,766,091	2,158,270	8,066,476	3,762,517
Net transfers(1)	(115,742)	24,651,710	(2,105,450)	37,438,233	(5,799,145)
Transfers for policy loans	(2,173)	(368)	78,541	3,000	12,557
Adjustments to net assets allocated to contracts in payment period	44,700	152,782	(50,921)	—	(102,456)
Contract charges	(59,749)	(8,739)	(106,835)	(21,200)	(85,388)
Contract terminations:
Surrender benefits	(10,080,728)	(1,759,056)	(16,607,223)	(2,326,521)	(15,223,088)
Death benefits	(853,320)	(146,413)	(1,707,913)	(292,513)	(1,695,998)
Increase (decrease) from contract transactions	(9,935,547)	27,656,007	(18,341,531)	42,867,475	(19,131,001)
Net assets at beginning of year	93,108,778	12,848,111	148,569,200	17,726,376	153,401,060
Net assets at end of year	$75,111,694	$40,558,329	$149,816,119	$60,590,227	$143,232,210

Accumulation unit activity
Units outstanding at beginning of year	53,666,743	13,064,120	78,865,022	16,562,668	89,717,357
Contract purchase payments	714,666	4,705,036	1,223,201	7,163,785	2,276,476
Net transfers(1)	29,510	24,258,815	(782,408)	33,283,998	(3,250,447)
Transfers for policy loans	582	(376)	26,455	2,661	7,050
Contract charges	(35,824)	(8,620)	(51,122)	(18,748)	(47,851)
Contract terminations:
Surrender benefits	(5,980,664)	(1,735,893)	(7,563,518)	(2,063,413)	(8,325,343)
Death benefits	(499,227)	(143,771)	(747,383)	(257,297)	(934,923)
Units outstanding at end of year	47,895,786	40,139,311	70,970,247	54,673,654	79,442,319

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	229

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor(2)	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$(441,599)	$1,016,992	$249,259	$8,820	$(8,569)
Net realized gain (loss) on sales of investments	10,445,996	(14,913)	12,730,624	(493)	327,830
Distributions from capital gains	12,313,309	—	39,246,230	189	1,061,769
Net change in unrealized appreciation or depreciation of investments	(23,119,316)	(944,711)	(22,997,036)	(28,038)	(950,419)
Net increase (decrease) in net assets resulting from operations	(801,610)	57,368	29,229,077	(19,522)	430,611

Contract transactions
Contract purchase payments	5,411,868	3,195,963	1,954,019	226,317	68,618
Net transfers(1)	(7,392,577)	14,558,355	(15,702,642)	845,384	(507,957)
Transfers for policy loans	7,451	5,198	42,449	—	(10,078)
Adjustments to net assets allocated to contracts in payment period	(216,731)	—	(135,324)	—	(3,972)
Contract charges	(94,308)	(10,179)	(226,242)	(76)	(3,035)
Contract terminations:
Surrender benefits	(18,129,030)	(1,824,137)	(29,510,834)	(5,629)	(772,454)
Death benefits	(1,541,414)	(292,802)	(2,415,033)	—	(80,462)
Increase (decrease) from contract transactions	(21,954,741)	15,632,398	(45,993,607)	1,065,996	(1,309,340)
Net assets at beginning of year	176,995,729	18,599,845	257,444,463	—	8,413,282
Net assets at end of year	$154,239,378	$34,289,611	$240,679,933	$1,046,474	$7,534,553

Accumulation unit activity
Units outstanding at beginning of year	58,978,042	18,986,662	66,581,225	—	3,223,207
Contract purchase payments	2,266,373	3,217,204	504,923	227,287	26,318
Net transfers(1)	(2,487,427)	14,638,190	(3,910,702)	859,236	(196,939)
Transfers for policy loans	(3,517)	5,118	9,748	—	(3,717)
Contract charges	(31,109)	(10,219)	(55,940)	(77)	(1,168)
Contract terminations:
Surrender benefits	(5,663,266)	(1,836,405)	(7,197,855)	(5,004)	(296,700)
Death benefits	(461,848)	(294,747)	(590,495)	—	(30,295)
Units outstanding at end of year	52,597,248	34,705,803	55,340,904	1,081,442	2,720,706

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

230	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$751,831	$(121,235)	$(645,418)	$(295,478)	$346,963
Net realized gain (loss) on sales of investments	9,641,856	730,773	7,302,344	(10,049)	17,173,136
Distributions from capital gains	6,573,338	—	—	1,756,541	—
Net change in unrealized appreciation or depreciation of investments	4,757,727	484,315	(1,719,416)	(284,352)	(617,407)
Net increase (decrease) in net assets resulting from operations	21,724,752	1,093,853	4,937,510	1,166,662	16,902,692

Contract transactions
Contract purchase payments	1,281,860	175,810	418,340	3,252,277	1,888,437
Net transfers(1)	(10,423,004)	(312,875)	(17,230,860)	10,094,966	(26,834,589)
Transfers for policy loans	23,482	17,927	(42)	(4,235)	332
Adjustments to net assets allocated to contracts in payment period	(60,501)	(8,138)	(1,456)	15,761	(22,082)
Contract charges	(268,069)	(8,263)	(242,682)	(12,045)	(425,503)
Contract terminations:
Surrender benefits	(14,545,829)	(1,629,145)	(6,660,208)	(2,012,019)	(21,587,594)
Death benefits	(1,324,456)	(197,610)	(551,372)	(143,968)	(1,945,576)
Increase (decrease) from contract transactions	(25,316,517)	(1,962,294)	(24,268,280)	11,190,737	(48,926,575)
Net assets at beginning of year	157,109,824	15,863,232	87,848,513	21,763,371	236,246,838
Net assets at end of year	$153,518,059	$14,994,791	$68,517,743	$34,120,770	$204,222,955

Accumulation unit activity
Units outstanding at beginning of year	102,617,752	11,731,155	65,490,918	22,154,963	129,042,560
Contract purchase payments	791,071	127,732	305,784	3,193,226	1,024,296
Net transfers(1)	(6,440,981)	(220,703)	(12,708,624)	9,965,738	(13,883,622)
Transfers for policy loans	15,009	12,723	(305)	(4,436)	(2,435)
Contract charges	(164,551)	(6,006)	(177,475)	(11,825)	(220,645)
Contract terminations:
Surrender benefits	(8,966,958)	(1,188,925)	(4,877,737)	(1,973,458)	(11,371,856)
Death benefits	(834,486)	(143,784)	(401,215)	(142,771)	(1,039,165)
Units outstanding at end of year	87,016,856	10,312,192	47,631,346	33,181,437	103,549,133

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	231

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
Operations
Investment income (loss) — net	$(428,059)	$232,344	$74,657	$(458,910)	$513,263
Net realized gain (loss) on sales of investments	6,063,919	1,054,722	617,568	1,916,557	2,800,832
Distributions from capital gains	487,809	—	—	2,023,102	—
Net change in unrealized appreciation or depreciation of investments	727,194	1,685,327	956,710	4,942,235	(4,120,409)
Net increase (decrease) in net assets resulting from operations	6,850,863	2,972,393	1,648,935	8,422,984	(806,314)

Contract transactions
Contract purchase payments	984,578	342,920	200,650	669,318	1,259,845
Net transfers(1)	(2,055,855)	3,532,427	245,886	9,200,389	9,118,806
Transfers for policy loans	162,167	(6,387)	1,792	6,490	13,598
Adjustments to net assets allocated to contracts in payment period	(170,311)	(1,822)	(24)	(23,614)	(13,525)
Contract charges	(75,269)	(19,057)	(9,507)	(31,990)	(91,483)
Contract terminations:
Surrender benefits	(9,301,435)	(3,317,620)	(1,065,913)	(4,420,532)	(9,534,832)
Death benefits	(1,294,851)	(302,725)	(125,548)	(349,142)	(821,799)
Increase (decrease) from contract transactions	(11,750,976)	227,736	(752,664)	5,050,919	(69,390)
Net assets at beginning of year	104,750,491	24,786,196	14,895,841	44,304,942	100,859,235
Net assets at end of year	$99,850,378	$27,986,325	$15,792,112	$57,778,845	$99,983,531

Accumulation unit activity
Units outstanding at beginning of year	36,480,015	17,642,841	10,724,250	24,134,764	60,998,812
Contract purchase payments	333,521	235,143	138,173	335,683	766,037
Net transfers(1)	(697,859)	2,414,833	161,748	4,557,566	5,469,235
Transfers for policy loans	55,843	(4,141)	1,232	2,709	7,873
Contract charges	(25,523)	(12,968)	(6,520)	(16,141)	(55,979)
Contract terminations:
Surrender benefits	(3,151,595)	(2,261,295)	(732,530)	(2,243,240)	(5,655,076)
Death benefits	(437,247)	(205,779)	(83,622)	(178,633)	(503,502)
Units outstanding at end of year	32,557,155	17,808,634	10,202,731	26,592,708	61,027,400

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

232	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
Operations
Investment income (loss) — net	$(141,820)	$(210,324)	$(220,235)	$(214,515)	$(117,204)
Net realized gain (loss) on sales of investments	751,362	1,244,405	2,176,941	(712,803)	970,963
Distributions from capital gains	—	—	2,100,586	5,569,459	1,048,426
Net change in unrealized appreciation or depreciation of investments	555,482	472,113	(1,598,787)	(7,290,345)	(312,971)
Net increase (decrease) in net assets resulting from operations	1,165,024	1,506,194	2,458,505	(2,648,204)	1,589,214

Contract transactions
Contract purchase payments	169,987	279,214	309,726	6,480,354	175,022
Net transfers(1)	(527,210)	(638,209)	(1,269,340)	17,106,109	(512,557)
Transfers for policy loans	29,128	4,212	10,080	4,681	9,745
Adjustments to net assets allocated to contracts in payment period	(7,111)	(7,062)	(135)	287,561	9,677
Contract charges	(8,557)	(15,797)	(44,322)	(22,705)	(8,364)
Contract terminations:
Surrender benefits	(1,724,433)	(2,907,353)	(3,594,246)	(3,670,100)	(1,842,050)
Death benefits	(214,778)	(139,032)	(102,950)	(198,208)	(31,037)
Increase (decrease) from contract transactions	(2,282,974)	(3,424,027)	(4,691,187)	19,987,692	(2,199,564)
Net assets at beginning of year	17,575,044	24,896,499	27,715,817	27,766,379	15,665,106
Net assets at end of year	$16,457,094	$22,978,666	$25,483,135	$45,105,867	$15,054,756

Accumulation unit activity
Units outstanding at beginning of year	13,176,088	18,796,637	24,112,892	23,002,354	14,693,061
Contract purchase payments	124,618	207,293	252,089	5,550,137	158,418
Net transfers(1)	(382,948)	(481,541)	(1,143,323)	14,450,692	(475,806)
Transfers for policy loans	21,547	3,234	8,445	4,024	8,666
Contract charges	(6,299)	(11,700)	(37,066)	(19,394)	(7,537)
Contract terminations:
Surrender benefits	(1,265,806)	(2,156,379)	(3,009,306)	(3,134,519)	(1,673,334)
Death benefits	(154,595)	(101,678)	(87,477)	(168,989)	(28,642)
Units outstanding at end of year	11,512,605	16,255,866	20,096,254	39,684,305	12,674,826

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	233

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Operations
Investment income (loss) — net	$317,233	$204,254	$(156,423)	$(373,957)	$1,073,468
Net realized gain (loss) on sales of investments	12,416	117,765	1,267,249	4,531,475	652,566
Distributions from capital gains	—	222,336	1,165,352	3,928,934	5,053,623
Net change in unrealized appreciation or depreciation of investments	14,330	(306,776)	(803,053)	(2,301,015)	(12,994,467)
Net increase (decrease) in net assets resulting from operations	343,979	237,579	1,473,125	5,785,437	(6,214,810)

Contract transactions
Contract purchase payments	1,725,853	605,471	201,021	837,160	558,677
Net transfers(1)	10,637,135	2,844,314	(271,608)	(6,823,163)	(4,385,305)
Transfers for policy loans	415	—	4,258	(7,376)	40,606
Adjustments to net assets allocated to contracts in payment period	38,697	(13,826)	(115,887)	(1,499)	(42,328)
Contract charges	(5,051)	(9,170)	(9,776)	(97,085)	(26,541)
Contract terminations:
Surrender benefits	(729,067)	(1,815,849)	(2,405,175)	(5,926,769)	(7,553,290)
Death benefits	(71,961)	(163,297)	(81,148)	(420,446)	(389,462)
Increase (decrease) from contract transactions	11,596,021	1,447,643	(2,678,315)	(12,439,178)	(11,797,643)
Net assets at beginning of year	6,997,533	9,385,487	19,917,928	59,209,058	58,266,647
Net assets at end of year	$18,937,533	$11,070,709	$18,712,738	$52,555,317	$40,254,194

Accumulation unit activity
Units outstanding at beginning of year	7,093,974	7,765,476	24,492,532	43,429,878	37,894,826
Contract purchase payments	1,707,031	506,361	244,416	596,903	369,102
Net transfers(1)	10,504,055	2,375,100	(316,616)	(4,909,084)	(2,944,067)
Transfers for policy loans	409	—	6,581	(5,185)	26,645
Contract charges	(4,978)	(7,614)	(11,524)	(69,459)	(17,516)
Contract terminations:
Surrender benefits	(719,411)	(1,500,218)	(2,986,491)	(4,231,179)	(5,057,918)
Death benefits	(70,903)	(136,468)	(100,498)	(297,997)	(261,747)
Units outstanding at end of year	18,510,177	9,002,637	21,328,400	34,513,877	30,009,325

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

234	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$(40,455)	$(477,768)	$(449,286)	$2,754,094	$(122,401)
Net realized gain (loss) on sales of investments	96,272	5,017,032	2,978,661	8,209,762	1,685,703
Distributions from capital gains	928,576	4,504,704	10,852,462	10,119,153	—
Net change in unrealized appreciation or depreciation of investments	(670,375)	(1,507,562)	(18,505,737)	7,652,431	6,083,934
Net increase (decrease) in net assets resulting from operations	314,018	7,536,406	(5,123,900)	28,735,440	7,647,236

Contract transactions
Contract purchase payments	1,268,465	910,508	529,821	9,947,456	854,123
Net transfers(1)	10,831,461	(3,434,060)	(8,199,322)	5,562,705	(1,928,781)
Transfers for policy loans	(9,528)	16,688	(7,058)	61,987	4,601
Adjustments to net assets allocated to contracts in payment period	—	(22,642)	(13,325)	59,792	(97,903)
Contract charges	(7,407)	(48,905)	(34,441)	(156,733)	(47,690)
Contract terminations:
Surrender benefits	(883,624)	(9,235,562)	(7,531,663)	(25,148,440)	(6,527,666)
Death benefits	(564,697)	(562,286)	(313,735)	(2,687,989)	(461,975)
Increase (decrease) from contract transactions	10,634,670	(12,376,259)	(15,569,723)	(12,361,222)	(8,205,291)
Net assets at beginning of year	5,819,949	82,993,521	64,507,702	257,426,087	63,190,597
Net assets at end of year	$16,768,637	$78,153,668	$43,814,079	$273,800,305	$62,632,542

Accumulation unit activity
Units outstanding at beginning of year	5,186,682	69,086,847	32,602,226	99,559,412	51,114,933
Contract purchase payments	1,123,393	682,304	283,047	3,939,759	645,879
Net transfers(1)	9,678,665	(3,032,021)	(4,497,056)	2,427,185	(1,479,521)
Transfers for policy loans	(8,325)	14,501	(3,268)	19,154	3,348
Contract charges	(6,511)	(39,428)	(18,685)	(55,593)	(35,895)
Contract terminations:
Surrender benefits	(777,536)	(7,768,222)	(4,084,013)	(8,629,241)	(4,950,671)
Death benefits	(490,683)	(438,522)	(170,607)	(1,020,405)	(352,731)
Units outstanding at end of year	14,705,685	58,505,459	24,111,644	96,240,271	44,945,342

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	235

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(2)	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
Operations
Investment income (loss) — net	$(451,617)	$(3,194)	$(108,645)	$(68,627)	$26,096
Net realized gain (loss) on sales of investments	1,276,840	(1,487)	315,553	223,869	173,328
Distributions from capital gains	6,719,416	—	—	—	241,936
Net change in unrealized appreciation or depreciation of investments	(7,291,699)	(1,360)	(1,015,884)	526,232	103,979
Net increase (decrease) in net assets resulting from operations	252,940	(6,041)	(808,976)	681,474	545,339

Contract transactions
Contract purchase payments	1,930,111	188,271	225,939	603,346	109,219
Net transfers(1)	(1,393,961)	915,334	89,111	807,626	81,400
Transfers for policy loans	10,242	—	1,684	(3,824)	4,752
Adjustments to net assets allocated to contracts in payment period	52,468	—	(4,245)	—	—
Contract charges	(28,831)	(321)	(27,120)	(3,900)	(2,827)
Contract terminations:
Surrender benefits	(5,214,156)	(5,837)	(1,706,409)	(279,200)	(352,366)
Death benefits	(362,915)	—	(79,075)	(19,921)	(8,087)
Increase (decrease) from contract transactions	(5,007,042)	1,097,447	(1,500,115)	1,104,127	(167,909)
Net assets at beginning of year	49,578,317	—	20,121,038	6,421,663	5,648,190
Net assets at end of year	$44,824,215	$1,091,406	$17,811,947	$8,207,264	$6,025,620

Accumulation unit activity
Units outstanding at beginning of year	27,536,608	—	17,638,596	3,900,511	4,348,727
Contract purchase payments	1,102,806	190,130	197,661	358,859	80,636
Net transfers(1)	(839,010)	921,224	80,096	525,452	62,379
Transfers for policy loans	5,257	—	1,473	(2,304)	3,451
Contract charges	(16,150)	(324)	(23,925)	(2,327)	(2,055)
Contract terminations:
Surrender benefits	(2,939,600)	(5,091)	(1,549,136)	(166,596)	(258,291)
Death benefits	(205,280)	—	(71,491)	(11,920)	(5,663)
Units outstanding at end of year	24,644,631	1,105,939	16,273,274	4,601,675	4,229,184

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

236	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Operations
Investment income (loss) — net	$(65,692)	$16,943,232	$(253,847)	$7,544,283	$54,686
Net realized gain (loss) on sales of investments	3,440,645	5,611,873	3,747,575	236,921	(123,894)
Distributions from capital gains	5,238,962	—	12,188,871	—	—
Net change in unrealized appreciation or depreciation of investments	(7,261,698)	(12,142,209)	(6,903,031)	(7,390,172)	226,389
Net increase (decrease) in net assets resulting from operations	1,352,217	10,412,896	8,779,568	391,032	157,181

Contract transactions
Contract purchase payments	3,943,699	7,345,539	3,292,502	3,136,868	376,270
Net transfers(1)	(112,220)	(60,133,687)	2,348,107	(33,514,516)	(1,098,027)
Transfers for policy loans	27,937	74,372	5,744	98,004	1,926
Adjustments to net assets allocated to contracts in payment period	(44,079)	(279,326)	(10,547)	(165,005)	—
Contract charges	(61,713)	(524,378)	(47,005)	(163,052)	(1,580)
Contract terminations:
Surrender benefits	(9,155,598)	(67,524,710)	(8,031,544)	(23,520,913)	(429,216)
Death benefits	(1,080,254)	(9,271,402)	(551,811)	(2,371,806)	(27,429)
Increase (decrease) from contract transactions	(6,482,228)	(130,313,592)	(2,994,554)	(56,500,420)	(1,178,056)
Net assets at beginning of year	114,932,532	631,310,800	85,904,690	222,702,641	4,991,472
Net assets at end of year	$109,802,521	$511,410,104	$91,689,704	$166,593,253	$3,970,597

Accumulation unit activity
Units outstanding at beginning of year	60,949,979	410,572,611	42,437,978	154,508,423	5,310,131
Contract purchase payments	2,236,835	4,898,072	1,608,988	2,174,907	391,362
Net transfers(1)	102,122	(38,715,639)	1,150,376	(22,916,746)	(1,143,062)
Transfers for policy loans	14,440	44,887	2,455	66,532	1,991
Contract charges	(32,255)	(333,386)	(22,381)	(109,828)	(1,632)
Contract terminations:
Surrender benefits	(4,714,244)	(42,729,713)	(3,812,186)	(15,885,707)	(442,185)
Death benefits	(552,004)	(6,042,186)	(272,933)	(1,614,776)	(28,345)
Units outstanding at end of year	58,004,873	327,694,646	41,092,297	116,222,805	4,088,260

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	237

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB
Operations
Investment income (loss) — net	$157,113	$2,259,540	$16,111	$(491,210)	$(155,933)
Net realized gain (loss) on sales of investments	(6,713)	1,078,662	203,838	2,250,309	1,710,948
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	174,447	3,072,917	(1,821,393)	5,996,678	1,969,370
Net increase (decrease) in net assets resulting from operations	324,847	6,411,119	(1,601,444)	7,755,777	3,524,385

Contract transactions
Contract purchase payments	1,784,817	344,933	257,280	705,271	459,332
Net transfers(1)	2,142,362	2,383,846	854,852	(601,880)	1,381,933
Transfers for policy loans	1,114	2,735	6,832	98,380	23,149
Adjustments to net assets allocated to contracts in payment period	—	12,378	3,500	(76,347)	(8,627)
Contract charges	(2,460)	(21,402)	(14,303)	(57,775)	(21,005)
Contract terminations:
Surrender benefits	(901,191)	(2,699,914)	(2,663,874)	(6,006,172)	(3,264,139)
Death benefits	(18,615)	(182,299)	(189,795)	(377,240)	(140,971)
Increase (decrease) from contract transactions	3,006,027	(159,723)	(1,745,508)	(6,315,763)	(1,570,328)
Net assets at beginning of year	7,896,999	24,736,521	22,119,749	66,234,626	29,282,832
Net assets at end of year	$11,227,873	$30,987,917	$18,772,797	$67,674,640	$31,236,889

Accumulation unit activity
Units outstanding at beginning of year	8,192,033	12,940,205	13,263,916	30,597,026	17,500,788
Contract purchase payments	1,824,978	162,070	155,048	314,465	265,476
Net transfers(1)	2,190,285	1,068,692	507,141	(270,759)	764,512
Transfers for policy loans	1,134	1,458	4,324	43,885	11,936
Contract charges	(2,503)	(10,079)	(8,714)	(25,684)	(12,038)
Contract terminations:
Surrender benefits	(911,819)	(1,271,060)	(1,632,368)	(2,664,316)	(1,860,538)
Death benefits	(19,026)	(85,710)	(119,532)	(168,970)	(79,583)
Units outstanding at end of year	11,275,082	12,805,576	12,169,815	27,825,647	16,590,553

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

238	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(223,169)	$532,255	$(31,775)	$(11,321,742)	$(12,072,454)
Net realized gain (loss) on sales of investments	1,643,557	136,579	(81,639)	39,018,633	187,678,830
Distributions from capital gains	1,881,054	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,603,074)	244,130	(638,301)	24,178,079	(117,085,824)
Net increase (decrease) in net assets resulting from operations	(1,301,632)	912,964	(751,715)	51,874,970	58,520,552

Contract transactions
Contract purchase payments	247,607	212,414	623,404	42,263,834	13,954,912
Net transfers(1)	(2,483,349)	(1,166,917)	2,608,338	(41,797,536)	(429,428,606)
Transfers for policy loans	30,783	23,688	2,305	(120,921)	148,114
Adjustments to net assets allocated to contracts in payment period	(25,383)	(28,838)	—	(54,883)	(683,860)
Contract charges	(9,379)	(9,939)	(4,501)	(8,905,153)	(6,290,754)
Contract terminations:
Surrender benefits	(3,426,660)	(3,879,347)	(359,181)	(31,681,864)	(103,941,032)
Death benefits	(227,880)	(193,047)	(18,248)	(5,930,025)	(4,127,703)
Increase (decrease) from contract transactions	(5,894,261)	(5,041,986)	2,852,117	(46,226,548)	(530,368,929)
Net assets at beginning of year	30,689,160	28,415,479	3,278,475	1,173,070,155	1,622,819,607
Net assets at end of year	$23,493,267	$24,286,457	$5,378,877	$1,178,718,577	$1,150,971,230

Accumulation unit activity
Units outstanding at beginning of year	6,965,470	8,571,303	4,275,969	808,545,885	1,115,592,236
Contract purchase payments	58,398	62,581	697,257	28,728,529	9,426,104
Net transfers(1)	(592,400)	(347,840)	2,996,370	(28,295,190)	(291,309,468)
Transfers for policy loans	7,213	6,905	2,650	(79,993)	99,150
Contract charges	(2,222)	(2,944)	(4,983)	(6,026,255)	(4,239,847)
Contract terminations:
Surrender benefits	(812,694)	(1,156,962)	(405,274)	(21,330,669)	(70,170,925)
Death benefits	(53,638)	(57,876)	(21,674)	(3,992,412)	(2,747,948)
Units outstanding at end of year	5,570,127	7,075,167	7,540,315	777,549,895	756,649,302

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	239

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
Operations
Investment income (loss) — net	$15,713	$32,527	$(72,327)	$(1,354,232)	$153,088
Net realized gain (loss) on sales of investments	(25,329)	(25,860)	(86,496)	(1,755,525)	86,687
Distributions from capital gains	5,095	505,440	—	—	1,072,312
Net change in unrealized appreciation or depreciation of investments	263,024	555,011	585,074	14,299,951	(2,298,894)
Net increase (decrease) in net assets resulting from operations	258,503	1,067,118	426,251	11,190,194	(986,807)

Contract transactions
Contract purchase payments	773,587	891,072	744,686	1,088,609	4,377,806
Net transfers(1)	(464,808)	3,058,287	(589,812)	(19,566,582)	1,531,769
Transfers for policy loans	—	1,696	—	25,301	1,081
Adjustments to net assets allocated to contracts in payment period	—	2,035	—	(153,240)	10,691
Contract charges	(556)	(5,928)	(923)	(338,113)	(3,911)
Contract terminations:
Surrender benefits	(168,565)	(447,658)	(185,586)	(17,077,986)	(292,013)
Death benefits	(109,887)	(35,721)	(133,245)	(2,053,168)	(227,780)
Increase (decrease) from contract transactions	29,771	3,463,783	(164,880)	(38,075,179)	5,397,643
Net assets at beginning of year	5,630,364	6,717,984	6,220,871	164,450,969	13,331,579
Net assets at end of year	$5,918,638	$11,248,885	$6,482,242	$137,565,984	$17,742,415

Accumulation unit activity
Units outstanding at beginning of year	5,320,968	6,520,269	5,793,304	126,607,453	8,958,421
Contract purchase payments	711,534	897,919	662,619	809,859	2,943,541
Net transfers(1)	(429,103)	3,086,094	(532,603)	(14,575,312)	1,012,207
Transfers for policy loans	—	1,719	—	18,527	729
Contract charges	(513)	(5,943)	(825)	(248,941)	(2,648)
Contract terminations:
Surrender benefits	(155,215)	(445,753)	(165,327)	(12,587,113)	(194,700)
Death benefits	(102,668)	(35,861)	(122,419)	(1,521,804)	(157,716)
Units outstanding at end of year	5,345,003	10,018,444	5,634,749	98,502,669	12,559,834

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

240	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2
Operations
Investment income (loss) — net	$(138,639)	$(6,112,741)	$(8,948,783)	$66,953	$955,489
Net realized gain (loss) on sales of investments	389,418	23,113,880	56,956,341	43,167	(227,366)
Distributions from capital gains	—	—	—	237,528	290,981
Net change in unrealized appreciation or depreciation of investments	31,481	1,371,652	(17,021,072)	(927,306)	(1,215,658)
Net increase (decrease) in net assets resulting from operations	282,260	18,372,791	30,986,486	(579,658)	(196,554)

Contract transactions
Contract purchase payments	2,576,240	13,112,775	3,265,017	1,424,225	7,661,379
Net transfers(1)	85,128	(118,154,886)	(241,596,725)	458,417	(3,739,784)
Transfers for policy loans	683	36,875	41,258	—	(14,628)
Adjustments to net assets allocated to contracts in payment period	(745)	(20,527)	(1,676,063)	—	—
Contract charges	(2,402)	(3,662,902)	(5,021,015)	(1,014)	(5,275)
Contract terminations:
Surrender benefits	(249,874)	(43,716,404)	(89,362,080)	(123,714)	(857,886)
Death benefits	(99,863)	(12,457,736)	(16,206,448)	(63,326)	(331,171)
Increase (decrease) from contract transactions	2,309,167	(164,862,805)	(350,556,056)	1,694,588	2,712,635
Net assets at beginning of year	11,335,008	678,882,373	1,123,646,389	4,943,165	27,795,085
Net assets at end of year	$13,926,435	$532,392,359	$804,076,819	$6,058,095	$30,311,166

Accumulation unit activity
Units outstanding at beginning of year	5,948,311	586,903,235	969,662,483	3,854,536	24,307,460
Contract purchase payments	1,398,744	11,262,695	2,771,789	1,108,824	6,683,771
Net transfers(1)	36,184	(101,256,910)	(207,107,374)	355,677	(3,269,087)
Transfers for policy loans	369	31,192	33,927	—	(12,562)
Contract charges	(1,289)	(3,105,298)	(4,250,116)	(798)	(4,604)
Contract terminations:
Surrender benefits	(134,393)	(37,010,486)	(75,637,438)	(96,389)	(748,904)
Death benefits	(54,186)	(10,601,713)	(13,744,767)	(48,909)	(289,533)
Units outstanding at end of year	7,193,740	446,222,715	671,728,504	5,172,941	26,666,541

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	241

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(22,020)	$(58,419)	$43,020	$28,970	$(67,602)
Net realized gain (loss) on sales of investments	(36,316)	226,720	53,349	(7,971)	181,875
Distributions from capital gains	—	—	660,935	4,492	—
Net change in unrealized appreciation or depreciation of investments	(475,099)	129,961	(910,514)	149,770	372,296
Net increase (decrease) in net assets resulting from operations	(533,435)	298,262	(153,210)	175,261	486,569

Contract transactions
Contract purchase payments	483,407	914,390	3,137,981	605,009	1,711,028
Net transfers(1)	1,113,206	(25,514)	1,950,061	(350,370)	348,501
Transfers for policy loans	—	—	—	—	1,788
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(861)	(988)	(1,251)	(725)	(1,277)
Contract terminations:
Surrender benefits	(111,940)	(176,893)	(251,343)	(157,105)	(119,920)
Death benefits	(2,596)	(148,601)	(89,957)	(67,756)	(50,835)
Increase (decrease) from contract transactions	1,481,216	562,394	4,745,491	29,053	1,889,285
Net assets at beginning of year	1,508,093	4,713,229	6,357,159	4,562,577	4,904,682
Net assets at end of year	$2,455,874	$5,573,885	$10,949,440	$4,766,891	$7,280,536

Accumulation unit activity
Units outstanding at beginning of year	1,638,761	2,780,908	4,456,973	4,329,824	2,925,225
Contract purchase payments	530,836	527,875	2,176,391	558,860	978,159
Net transfers(1)	1,206,358	(17,110)	1,368,011	(325,289)	193,220
Transfers for policy loans	—	—	—	—	1,011
Contract charges	(947)	(569)	(877)	(673)	(724)
Contract terminations:
Surrender benefits	(124,687)	(102,206)	(175,142)	(145,439)	(71,164)
Death benefits	(3,066)	(84,208)	(68,126)	(62,919)	(29,481)
Units outstanding at end of year	3,247,255	3,104,690	7,757,230	4,354,364	3,996,246

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

242	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(42,153)	$(115,954)	$(69,109,094)	$(105,097,927)	$(39,864,592)
Net realized gain (loss) on sales of investments	117,568	316,159	144,966,060	407,184,699	125,288,821
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	334,229	767,886	196,676,209	147,283,796	80,142,765
Net increase (decrease) in net assets resulting from operations	409,644	968,091	272,533,175	449,370,568	165,566,994

Contract transactions
Contract purchase payments	1,060,092	4,184,914	210,733,612	45,201,393	141,454,940
Net transfers(1)	(8,278)	321,398	(153,553,606)	(325,005,354)	(281,160,391)
Transfers for policy loans	105	(1,247)	(286,482)	527,704	(180,014)
Adjustments to net assets allocated to contracts in payment period	—	—	(1,716,046)	(8,979,917)	(360,914)
Contract charges	(515)	(1,719)	(53,965,633)	(66,078,400)	(33,147,913)
Contract terminations:
Surrender benefits	(72,508)	(150,375)	(296,474,916)	(782,895,189)	(126,606,341)
Death benefits	(39,999)	(109,740)	(46,017,347)	(109,977,168)	(25,268,786)
Increase (decrease) from contract transactions	938,897	4,243,231	(341,280,418)	(1,247,206,931)	(325,269,419)
Net assets at beginning of year	2,961,228	7,410,270	6,941,783,150	11,671,060,244	4,195,296,658
Net assets at end of year	$4,309,769	$12,621,592	$6,873,035,907	$10,873,223,881	$4,035,594,233

Accumulation unit activity
Units outstanding at beginning of year	1,741,429	4,293,655	5,282,492,432	8,850,387,893	3,023,701,740
Contract purchase payments	606,474	2,354,167	158,784,356	33,625,976	100,831,664
Net transfers(1)	(7,272)	206,087	(117,656,368)	(250,765,454)	(200,412,191)
Transfers for policy loans	59	(698)	(213,122)	388,641	(129,027)
Contract charges	(287)	(956)	(40,183,227)	(49,054,946)	(23,444,716)
Contract terminations:
Surrender benefits	(40,612)	(84,020)	(220,145,029)	(580,782,256)	(89,312,565)
Death benefits	(23,128)	(63,041)	(34,367,725)	(81,759,713)	(17,931,097)
Units outstanding at end of year	2,276,663	6,705,194	5,028,711,317	7,922,040,141	2,793,303,808

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	243

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi-Mgr Div Inc, Cl 2(2)
Operations
Investment income (loss) — net	$(44,429,298)	$(16,101,389)	$(25,133,808)	$101,671	$1,163
Net realized gain (loss) on sales of investments	646,929,299	59,339,504	154,645,568	(80,673)	(200)
Distributions from capital gains	—	—	—	1,934,352	—
Net change in unrealized appreciation or depreciation of investments	(400,919,816)	14,846,880	(31,791,938)	(448,795)	(5,865)
Net increase (decrease) in net assets resulting from operations	201,580,185	58,084,995	97,719,822	1,506,555	(4,902)

Contract transactions
Contract purchase payments	37,619,650	52,822,006	8,325,290	3,330,552	125,199
Net transfers(1)	(1,618,842,642)	(198,769,312)	(383,697,248)	1,404,743	578,241
Transfers for policy loans	91,595	131,896	111,760	715	—
Adjustments to net assets allocated to contracts in payment period	(1,525,931)	(728,376)	(4,074,126)	—	—
Contract charges	(22,601,391)	(9,897,080)	(13,401,053)	(3,011)	—
Contract terminations:
Surrender benefits	(345,367,262)	(87,820,473)	(199,382,690)	(315,178)	(6,788)
Death benefits	(22,731,021)	(22,994,454)	(46,986,158)	(98,243)	—
Increase (decrease) from contract transactions	(1,973,357,002)	(267,255,793)	(639,104,225)	4,319,578	696,652
Net assets at beginning of year	5,945,142,510	1,704,963,319	2,940,647,751	10,505,143	—
Net assets at end of year	$4,173,365,693	$1,495,792,521	$2,399,263,348	$16,331,276	$691,750

Accumulation unit activity
Units outstanding at beginning of year	4,272,587,447	1,384,884,892	2,377,981,736	7,541,364	—
Contract purchase payments	26,597,555	42,595,603	6,618,244	2,228,991	123,617
Net transfers(1)	(1,147,230,235)	(159,625,398)	(308,819,297)	926,105	581,152
Transfers for policy loans	64,983	104,597	88,818	476	—
Contract charges	(15,950,588)	(7,873,336)	(10,626,364)	(2,036)	—
Contract terminations:
Surrender benefits	(243,186,265)	(69,786,205)	(157,951,271)	(209,515)	(6,026)
Death benefits	(16,101,735)	(18,364,201)	(37,297,772)	(66,421)	—
Units outstanding at end of year	2,876,781,162	1,171,935,952	1,869,994,094	10,418,964	698,743

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

244	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Multi-Mgr Int Rate Adapt, Cl 2(2)	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$1,397	$(87,334)	$(40,473)	$(30,585)	$(39,254)
Net realized gain (loss) on sales of investments	(220)	237,506	111,908	90,509	177,076
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(5,052)	450,303	266,141	(93,054)	(138,696)
Net increase (decrease) in net assets resulting from operations	(3,875)	600,475	337,576	(33,130)	(874)

Contract transactions
Contract purchase payments	267,348	1,486,784	940,449	745,858	878,737
Net transfers(1)	594,331	448,933	580,271	(101,933)	(595,916)
Transfers for policy loans	—	772	—	—	516
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(65)	(1,129)	(610)	(461)	(765)
Contract terminations:
Surrender benefits	(19,527)	(181,248)	(55,852)	(35,156)	(63,287)
Death benefits	—	(110,641)	(113,647)	(62,074)	(110,358)
Increase (decrease) from contract transactions	842,087	1,643,471	1,350,611	546,234	108,927
Net assets at beginning of year	—	6,448,541	2,547,733	2,635,664	3,468,476
Net assets at end of year	$838,212	$8,692,487	$4,235,920	$3,148,768	$3,576,529

Accumulation unit activity
Units outstanding at beginning of year	—	3,835,042	1,410,431	1,375,710	2,003,566
Contract purchase payments	265,980	841,036	510,293	407,693	511,460
Net transfers(1)	598,867	258,032	312,577	(64,230)	(362,574)
Transfers for policy loans	—	433	—	—	305
Contract charges	(65)	(629)	(337)	(254)	(449)
Contract terminations:
Surrender benefits	(18,759)	(105,313)	(30,032)	(18,931)	(36,695)
Death benefits	—	(63,480)	(58,137)	(33,626)	(65,218)
Units outstanding at end of year	846,023	4,765,121	2,144,795	1,666,362	2,050,395

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	245

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2	VP Sit Divd Gro, Cl 3
Operations
Investment income (loss) — net	$(1,114,937)	$13,944	$23,037	$(56,734)	$(384,532)
Net realized gain (loss) on sales of investments	13,394,326	1,846	8,315	192,198	3,889,842
Distributions from capital gains	—	329,376	763	—	—
Net change in unrealized appreciation or depreciation of investments	(11,104,927)	(698,948)	(91,511)	367,154	805,303
Net increase (decrease) in net assets resulting from operations	1,174,462	(353,782)	(59,396)	502,618	4,310,613

Contract transactions
Contract purchase payments	1,086,883	1,221,960	208,791	905,318	342,208
Net transfers(1)	(13,113,305)	547,875	1,301,637	414,647	(4,046,330)
Transfers for policy loans	32,220	105	351	81	(8,980)
Adjustments to net assets allocated to contracts in payment period	(80,585)	—	—	—	(39,202)
Contract charges	(247,383)	(542)	(713)	(995)	(99,688)
Contract terminations:
Surrender benefits	(14,909,363)	(174,767)	(122,395)	(166,479)	(4,462,749)
Death benefits	(1,204,993)	(83,729)	(3,094)	(97,957)	(267,475)
Increase (decrease) from contract transactions	(28,436,526)	1,510,902	1,384,577	1,054,615	(8,582,216)
Net assets at beginning of year	147,194,125	3,115,366	818,497	4,323,065	46,088,593
Net assets at end of year	$119,932,061	$4,272,486	$2,143,678	$5,880,298	$41,816,990

Accumulation unit activity
Units outstanding at beginning of year	56,023,958	2,169,294	777,400	2,860,808	34,819,994
Contract purchase payments	444,331	863,877	192,532	576,691	250,165
Net transfers(1)	(4,992,498)	387,210	1,209,495	264,403	(3,003,351)
Transfers for policy loans	10,365	75	330	51	(6,957)
Contract charges	(97,460)	(382)	(663)	(624)	(72,697)
Contract terminations:
Surrender benefits	(5,596,081)	(122,042)	(115,331)	(105,824)	(3,267,702)
Death benefits	(463,655)	(62,867)	(2,807)	(62,207)	(192,364)
Units outstanding at end of year	45,328,960	3,235,165	2,060,956	3,533,298	28,527,088

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

246	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
Operations
Investment income (loss) — net	$(22,255)	$(80,642)	$(157,931)	$(29,684)	$1,722,959
Net realized gain (loss) on sales of investments	(11,427)	247,424	1,176,147	(4,135)	8,591,824
Distributions from capital gains	—	—	—	—	35,736,162
Net change in unrealized appreciation or depreciation of investments	140,169	617,662	857,340	14,524	(61,844,803)
Net increase (decrease) in net assets resulting from operations	106,487	784,444	1,875,556	(19,295)	(15,793,858)

Contract transactions
Contract purchase payments	277,334	941,448	243,713	975,143	4,063,997
Net transfers(1)	(384,785)	547,773	(57,854)	2,416,491	(12,196,678)
Transfers for policy loans	—	839	2,150	—	12,717
Adjustments to net assets allocated to contracts in payment period	—	—	(4,323)	—	(48,411)
Contract charges	(207)	(1,375)	(14,800)	(380)	(300,372)
Contract terminations:
Surrender benefits	(138,549)	(141,568)	(1,684,766)	(92,664)	(35,460,222)
Death benefits	(23,462)	(220,675)	(160,122)	(67,767)	(2,648,974)
Increase (decrease) from contract transactions	(269,669)	1,126,442	(1,676,002)	3,230,823	(46,577,943)
Net assets at beginning of year	3,115,467	6,659,821	17,996,594	2,186,341	342,547,946
Net assets at end of year	$2,952,285	$8,570,707	$18,196,148	$5,397,869	$280,176,145

Accumulation unit activity
Units outstanding at beginning of year	3,078,195	3,797,678	9,377,647	2,182,040	123,921,604
Contract purchase payments	266,853	517,293	123,563	975,619	1,654,031
Net transfers(1)	(377,200)	298,860	(18,617)	2,406,827	(4,243,150)
Transfers for policy loans	—	468	1,190	—	1,412
Contract charges	(200)	(752)	(7,393)	(380)	(108,256)
Contract terminations:
Surrender benefits	(134,353)	(78,074)	(831,610)	(92,082)	(12,330,506)
Death benefits	(22,290)	(121,065)	(78,255)	(67,205)	(954,119)
Units outstanding at end of year	2,811,005	4,414,408	8,566,525	5,404,819	107,941,016

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	247

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(3,124,406)	$198,791	$792,348	$(591,959)	$(694,658)
Net realized gain (loss) on sales of investments	16,905,708	1,224,023	795,817	5,209,924	3,756,512
Distributions from capital gains	44,459,102	—	1,026,905	—	7,107,584
Net change in unrealized appreciation or depreciation of investments	(45,774,366)	3,278,301	(5,464,576)	1,572,974	(13,398,153)
Net increase (decrease) in net assets resulting from operations	12,466,038	4,701,115	(2,849,506)	6,190,939	(3,228,715)

Contract transactions
Contract purchase payments	3,914,991	341,936	577,292	1,525,974	2,591,996
Net transfers(1)	(21,822,926)	760,119	(743,950)	(4,915,198)	(7,373,044)
Transfers for policy loans	40,117	(14,872)	22,423	69	20,149
Adjustments to net assets allocated to contracts in payment period	(30,003)	(1,113)	(10,940)	(24,239)	(10,905)
Contract charges	(293,774)	(22,133)	(60,193)	(42,634)	(38,254)
Contract terminations:
Surrender benefits	(41,979,883)	(3,862,354)	(4,418,836)	(7,890,542)	(7,433,113)
Death benefits	(3,005,021)	(213,907)	(369,156)	(811,666)	(508,831)
Increase (decrease) from contract transactions	(63,176,499)	(3,012,324)	(5,003,360)	(12,158,236)	(12,752,002)
Net assets at beginning of year	391,758,110	29,124,912	48,585,587	72,778,020	84,690,225
Net assets at end of year	$341,047,649	$30,813,703	$40,732,721	$66,810,723	$68,709,508

Accumulation unit activity
Units outstanding at beginning of year	144,421,627	16,690,591	33,222,338	36,218,035	38,552,279
Contract purchase payments	1,583,444	182,389	425,695	739,647	1,306,221
Net transfers(1)	(7,966,880)	401,882	(528,693)	(2,381,354)	(3,718,572)
Transfers for policy loans	10,651	(7,394)	16,122	484	10,357
Contract charges	(109,227)	(12,038)	(45,886)	(20,202)	(18,715)
Contract terminations:
Surrender benefits	(15,109,727)	(2,078,500)	(3,058,438)	(3,678,765)	(3,635,573)
Death benefits	(1,081,266)	(115,817)	(251,024)	(394,521)	(252,664)
Units outstanding at end of year	121,748,622	15,061,113	29,780,114	30,483,324	32,243,333

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

248	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$377,379
Net realized gain (loss) on sales of investments	(19,633)
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	(611,041)
Net increase (decrease) in net assets resulting from operations	(253,295)

Contract transactions
Contract purchase payments	1,364,486
Net transfers(1)	2,216,814
Transfers for policy loans	169
Adjustments to net assets allocated to contracts in payment period	5,543
Contract charges	(2,428)
Contract terminations:
Surrender benefits	(367,176)
Death benefits	(42,230)
Increase (decrease) from contract transactions	3,175,178
Net assets at beginning of year	3,051,407
Net assets at end of year	$5,973,290

Accumulation unit activity
Units outstanding at beginning of year	3,009,108
Contract purchase payments	1,315,883
Net transfers(1)	2,109,728
Transfers for policy loans	168
Contract charges	(2,351)
Contract terminations:
Surrender benefits	(353,452)
Death benefits	(41,670)
Units outstanding at end of year	6,037,414

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	249

Statements of Changes in Net Assets

Year ended Dec. 31, 2013	AB VPS Dyn Asset Alloc, Cl B(2)	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$(8,696)	$(76,646)	$307,295	$10,597,641	$(87,755)
Net realized gain (loss) on sales of investments	3,198	244,836	3,038,955	(6,296,448)	446,325
Distributions from capital gains	4,265	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	138,401	1,529,175	29,572,184	38,265,538	2,122,370
Net increase (decrease) in net assets resulting from operations	137,168	1,697,365	32,918,434	42,566,731	2,480,940

Contract transactions
Contract purchase payments	522,743	155,314	1,195,645	3,353,092	1,192,780
Net transfers(1)	3,106,459	(497,873)	(4,347,596)	(16,129,395)	4,584
Transfers for policy loans	(4,890)	2,072	(7,923)	89,066	(558)
Adjustments to net assets allocated to contracts in payment period	—	(33,180)	(3,752)	(90,744)	—
Contract charges	(1,162)	(8,311)	(81,222)	(288,359)	(3,068)
Contract terminations:
Surrender benefits	(96,759)	(694,720)	(12,447,256)	(21,955,659)	(498,807)
Death benefits	—	(81,590)	(980,890)	(1,703,527)	(17,306)
Increase (decrease) from contract transactions	3,526,391	(1,158,288)	(16,672,994)	(36,725,526)	677,625
Net assets at beginning of year	—	8,574,701	105,999,693	215,932,578	6,767,128
Net assets at end of year	$3,663,559	$9,113,778	$122,245,133	$221,773,783	$9,925,693

Accumulation unit activity
Units outstanding at beginning of year	—	7,945,047	82,727,416	165,112,309	5,599,872
Contract purchase payments	510,864	134,664	800,489	2,748,176	813,535
Net transfers(1)	3,022,933	(452,281)	(2,921,203)	(10,905,446)	12,939
Transfers for policy loans	(4,638)	1,956	(4,718)	59,120	(493)
Contract charges	(1,126)	(7,179)	(54,384)	(194,228)	(2,206)
Contract terminations:
Surrender benefits	(92,197)	(596,576)	(8,249,596)	(14,539,859)	(344,862)
Death benefits	—	(69,182)	(661,085)	(1,245,210)	(12,580)
Units outstanding at end of year	3,435,836	6,956,449	71,636,919	141,034,862	6,066,205

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

250	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	ALPS Alerian Engy Infr, Class III(2)	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Operations
Investment income (loss) — net	$(48,749)	$129,426	$288,335	$61,869	$(133,293)
Net realized gain (loss) on sales of investments	6,061	286,265	1,722,068	2,296,604	1,580,412
Distributions from capital gains	—	—	—	676,647	—
Net change in unrealized appreciation or depreciation of investments	1,176,181	2,379,332	5,655,406	8,866,133	7,029,182
Net increase (decrease) in net assets resulting from operations	1,133,493	2,795,023	7,665,809	11,901,253	8,476,301

Contract transactions
Contract purchase payments	1,528,007	157,241	535,801	624,489	376,086
Net transfers(1)	13,363,088	(528,378)	(347,778)	2,856,257	(1,777,389)
Transfers for policy loans	(1,598)	5,844	(1,612)	(4,580)	(1,357)
Adjustments to net assets allocated to contracts in payment period	—	4,414	(15,253)	(9,991)	(1,804)
Contract charges	(2,355)	(5,680)	(28,728)	(49,517)	(24,090)
Contract terminations:
Surrender benefits	(266,477)	(1,767,067)	(5,183,412)	(4,061,244)	(2,588,383)
Death benefits	(34,510)	(176,989)	(222,867)	(387,363)	(275,444)
Increase (decrease) from contract transactions	14,586,155	(2,310,615)	(5,263,849)	(1,031,949)	(4,292,381)
Net assets at beginning of year	—	14,312,511	39,227,630	41,208,208	26,222,211
Net assets at end of year	$15,719,648	$14,796,919	$41,629,590	$52,077,512	$30,406,131

Accumulation unit activity
Units outstanding at beginning of year	—	11,074,242	27,101,666	32,199,817	21,816,688
Contract purchase payments	1,537,068	111,076	336,628	407,412	268,329
Net transfers(1)	13,525,014	(377,200)	(196,631)	2,195,579	(1,361,672)
Transfers for policy loans	(1,650)	3,774	(1,132)	(2,448)	(1,808)
Contract charges	(2,380)	(4,050)	(18,333)	(33,551)	(17,607)
Contract terminations:
Surrender benefits	(263,560)	(1,254,344)	(3,368,259)	(2,832,678)	(1,889,000)
Death benefits	(35,161)	(128,471)	(144,054)	(272,627)	(195,618)
Units outstanding at end of year	14,759,331	9,425,027	23,709,885	31,661,504	18,619,312

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	251

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$390,094	$1,259,112	$215,525	$52,006	$(140,399)
Net realized gain (loss) on sales of investments	1,069,994	3,379,817	128,962	526,638	659,488
Distributions from capital gains	—	—	1,787,353	2,232,106	1,314,120
Net change in unrealized appreciation or depreciation of investments	11,472,912	50,952,298	1,306,220	1,122,432	3,745,380
Net increase (decrease) in net assets resulting from operations	12,933,000	55,591,227	3,438,060	3,933,182	5,578,589

Contract transactions
Contract purchase payments	412,114	6,147,947	7,191,735	579,807	286,514
Net transfers(1)	(318,942)	1,754,280	27,403,406	570,917	4,638,260
Transfers for policy loans	36,263	25,947	(27,752)	63,826	2,066
Adjustments to net assets allocated to contracts in payment period	(60,051)	4,820	468,512	(6,342)	—
Contract charges	(15,861)	(147,315)	(17,020)	(21,326)	(11,867)
Contract terminations:
Surrender benefits	(5,945,578)	(20,781,605)	(1,979,663)	(2,689,243)	(821,398)
Death benefits	(583,976)	(1,763,038)	(145,887)	(100,166)	(117,507)
Increase (decrease) from contract transactions	(6,476,031)	(14,758,964)	32,893,331	(1,602,527)	3,976,068
Net assets at beginning of year	44,738,585	189,719,984	11,367,882	24,109,219	10,878,849
Net assets at end of year	$51,195,554	$230,552,247	$47,699,273	$26,439,874	$20,433,506

Accumulation unit activity
Units outstanding at beginning of year	22,999,121	125,623,180	11,013,193	19,606,477	8,739,545
Contract purchase payments	181,939	3,823,352	6,542,925	427,948	188,252
Net transfers(1)	(149,269)	1,479,347	24,838,590	407,741	2,955,359
Transfers for policy loans	16,116	16,840	(24,883)	43,432	1,251
Contract charges	(7,078)	(83,215)	(15,370)	(16,092)	(7,693)
Contract terminations:
Surrender benefits	(2,642,407)	(11,440,459)	(1,780,051)	(2,033,859)	(526,679)
Death benefits	(256,709)	(1,054,585)	(130,167)	(77,416)	(78,229)
Units outstanding at end of year	20,141,713	118,364,460	40,444,237	18,358,231	11,271,806

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

252	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2(2)	Col VP Contrarian Core, Cl 2(3)
Operations
Investment income (loss) — net	$(2,333,038)	$(168,369)	$(2,463,730)	$(2,208)	$(24,539)
Net realized gain (loss) on sales of investments	6,734,337	3	24,638	(1,459)	6,122
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	38,097,340	(2)	(24,636)	(9,715)	751,767
Net increase (decrease) in net assets resulting from operations	42,498,639	(168,368)	(2,463,728)	(13,382)	733,350

Contract transactions
Contract purchase payments	6,515,204	28,211,934	15,413,432	119,880	1,112,616
Net transfers(1)	26,741,372	(14,714,569)	11,416,741	515,462	7,580,709
Transfers for policy loans	29,697	(32,627)	257,912	97	73
Adjustments to net assets allocated to contracts in payment period	(521,028)	—	(1,150,488)	—	—
Contract charges	(160,102)	(1,583)	(228,726)	(59)	(1,096)
Contract terminations:
Surrender benefits	(24,638,457)	(1,322,914)	(67,670,429)	(17,495)	(165,311)
Death benefits	(4,407,958)	(74,019)	(3,850,705)	(2,393)	(5,617)
Increase (decrease) from contract transactions	3,558,728	12,066,222	(45,812,263)	615,492	8,521,374
Net assets at beginning of year	211,945,417	7,701,781	295,326,830	—	—
Net assets at end of year	$258,002,784	$19,599,635	$247,050,839	$602,110	$9,254,724

Accumulation unit activity
Units outstanding at beginning of year	139,006,792	7,908,587	257,767,463	—	—
Contract purchase payments	4,385,638	29,149,727	14,073,229	126,374	989,883
Net transfers(1)	17,422,325	(15,234,927)	9,404,542	544,106	6,795,680
Transfers for policy loans	(10,362)	(33,922)	213,053	104	61
Contract charges	(95,930)	(1,641)	(200,269)	(63)	(962)
Contract terminations:
Surrender benefits	(14,904,832)	(1,366,380)	(59,182,414)	(18,215)	(145,303)
Death benefits	(2,644,789)	(76,137)	(3,453,115)	(2,573)	(4,995)
Units outstanding at end of year	143,158,842	20,345,307	218,622,489	649,733	7,634,364

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

(3)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	253

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Core Bond, Cl 2(2)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
Operations
Investment income (loss) — net	$(5,290)	$928,964	$29,355,375	$(167,537)	$(6,958,770)
Net realized gain (loss) on sales of investments	(1,826)	(843,824)	1,013,786	218,236	27,843,573
Distributions from capital gains	—	1,281,884	36,977,380	—	—
Net change in unrealized appreciation or depreciation of investments	(7,738)	(2,436,643)	(95,984,220)	2,877,812	151,065,108
Net increase (decrease) in net assets resulting from operations	(14,854)	(1,069,619)	(28,637,679)	2,928,511	171,949,911

Contract transactions
Contract purchase payments	221,657	9,042,991	7,582,202	8,365,719	9,163,509
Net transfers(1)	1,317,792	(12,188,357)	(201,141,902)	2,471,151	(11,485,833)
Transfers for policy loans	—	1,844	70,182	(2,372)	315,076
Adjustments to net assets allocated to contracts in payment period	—	—	(955,624)	—	(417,696)
Contract charges	(151)	(3,484)	(921,286)	(2,313)	(639,358)
Contract terminations:
Surrender benefits	(108,675)	(820,012)	(104,147,743)	(206,413)	(80,237,747)
Death benefits	—	(386,474)	(12,217,105)	(108,598)	(7,017,856)
Increase (decrease) from contract transactions	1,430,623	(4,353,492)	(311,731,276)	10,517,174	(90,319,905)
Net assets at beginning of year	—	29,016,235	1,003,599,606	7,239,767	708,211,128
Net assets at end of year	$1,415,769	$23,593,124	$663,230,651	$20,685,452	$789,841,134

Accumulation unit activity
Units outstanding at beginning of year	—	25,539,817	596,330,334	5,685,606	436,246,430
Contract purchase payments	231,453	8,099,983	4,784,627	6,135,016	5,322,766
Net transfers(1)	1,367,546	(11,017,570)	(125,287,909)	1,738,517	(5,728,676)
Transfers for policy loans	—	1,669	39,841	(1,604)	170,420
Contract charges	(158)	(3,139)	(566,665)	(1,563)	(363,992)
Contract terminations:
Surrender benefits	(113,128)	(733,328)	(61,604,196)	(141,697)	(41,834,039)
Death benefits	—	(353,307)	(7,490,871)	(77,460)	(3,785,520)
Units outstanding at end of year	1,485,713	21,534,125	406,205,161	13,336,815	390,027,389

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

254	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Emerg Mkts Bond, Cl 2(2)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
Operations
Investment income (loss) — net	$82,817	$(64,040)	$(898,709)	$402,400	$13,772,263
Net realized gain (loss) on sales of investments	(24,997)	(69,146)	7,613,240	(207,263)	(297,531)
Distributions from capital gains	7,349	—	—	67,774	1,883,835
Net change in unrealized appreciation or depreciation of investments	(166,807)	(150,910)	(14,182,807)	(1,172,169)	(40,779,168)
Net increase (decrease) in net assets resulting from operations	(101,638)	(284,096)	(7,468,276)	(909,258)	(25,420,601)

Contract transactions
Contract purchase payments	611,729	3,830,509	3,897,545	2,367,362	2,410,174
Net transfers(1)	2,986,600	2,015,544	(11,486,665)	(1,111,888)	(44,607,367)
Transfers for policy loans	—	(2,899)	100,809	(1,269)	17,820
Adjustments to net assets allocated to contracts in payment period	—	—	(16,886)	—	(206,574)
Contract charges	(557)	(2,391)	(281,970)	(967)	(295,761)
Contract terminations:
Surrender benefits	(43,772)	(145,029)	(24,755,311)	(170,041)	(30,282,105)
Death benefits	—	(6,300)	(1,632,489)	(30,674)	(3,431,974)
Increase (decrease) from contract transactions	3,554,000	5,689,434	(34,174,967)	1,052,523	(76,395,787)
Net assets at beginning of year	—	8,522,768	272,136,539	9,265,305	325,966,118
Net assets at end of year	$3,452,362	$13,928,106	$230,493,296	$9,408,570	$224,149,730

Accumulation unit activity
Units outstanding at beginning of year	—	7,539,016	124,470,363	8,205,996	180,926,539
Contract purchase payments	663,661	3,494,711	1,951,473	2,184,660	1,450,675
Net transfers(1)	3,203,962	1,818,705	(5,475,337)	(1,060,624)	(27,159,319)
Transfers for policy loans	—	(2,720)	52,133	(1,153)	9,921
Contract charges	(618)	(2,187)	(130,239)	(906)	(175,500)
Contract terminations:
Surrender benefits	(47,056)	(132,088)	(11,266,023)	(156,698)	(17,085,568)
Death benefits	—	(5,833)	(788,833)	(28,063)	(2,054,818)
Units outstanding at end of year	3,819,949	12,709,604	108,813,537	9,143,212	135,911,930

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	255

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 2
Operations
Investment income (loss) — net	$1,140,579	$24,623,112	$6,468,382	$25,039,513	$14,947
Net realized gain (loss) on sales of investments	88,445	7,088,006	(1,670,066)	(3,605,666)	41,630
Distributions from capital gains	—	—	5,432,728	19,784,265	—
Net change in unrealized appreciation or depreciation of investments	(358,277)	(9,897,196)	(9,127,916)	(33,277,189)	683,548
Net increase (decrease) in net assets resulting from operations	870,747	21,813,922	1,103,128	7,940,923	740,125

Contract transactions
Contract purchase payments	8,128,457	3,449,471	6,722,989	2,010,672	2,085,019
Net transfers(1)	77,931	(9,945,185)	95,400,154	(25,906,819)	973,657
Transfers for policy loans	(5,952)	48,067	(8,427)	(3,208)	1,033
Adjustments to net assets allocated to contracts in payment period	—	(990,739)	58,344	(261,190)	—
Contract charges	(2,386)	(259,872)	(77,069)	(256,411)	(432)
Contract terminations:
Surrender benefits	(650,214)	(50,872,565)	(4,926,233)	(22,273,251)	(80,562)
Death benefits	(221,519)	(5,493,920)	(1,431,430)	(2,772,146)	—
Increase (decrease) from contract transactions	7,326,317	(64,064,743)	95,738,328	(49,462,353)	2,978,715
Net assets at beginning of year	15,808,475	458,083,223	9,222,119	223,153,336	2,190,020
Net assets at end of year	$24,005,539	$415,832,402	$106,063,575	$181,631,906	$5,908,860

Accumulation unit activity
Units outstanding at beginning of year	12,298,656	221,316,405	7,250,452	128,289,014	1,826,334
Contract purchase payments	6,274,416	1,706,972	5,409,592	1,150,947	1,634,734
Net transfers(1)	24,342	(4,943,926)	85,375,508	(14,749,045)	709,220
Transfers for policy loans	(4,485)	24,398	(8,177)	(1,299)	783
Contract charges	(1,804)	(123,402)	(74,132)	(145,812)	(329)
Contract terminations:
Surrender benefits	(490,404)	(23,603,297)	(4,657,514)	(12,474,736)	(64,514)
Death benefits	(172,308)	(2,649,347)	(1,174,813)	(1,571,714)	—
Units outstanding at end of year	17,928,413	191,727,803	92,120,916	100,497,355	4,106,228

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

256	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2	Col VP Lg Core Quan, Cl 3
Operations
Investment income (loss) — net	$627,498	$(55,934)	$(1,127,277)	$(25,507)	$(3,920,034)
Net realized gain (loss) on sales of investments	3,107,944	88,754	3,708,864	50,798	11,604,193
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	15,527,523	1,219,469	31,204,096	588,545	104,594,461
Net increase (decrease) in net assets resulting from operations	19,262,965	1,252,289	33,785,683	613,836	112,278,620

Contract transactions
Contract purchase payments	1,389,720	2,337,285	1,818,791	1,539,817	5,170,914
Net transfers(1)	(2,169,260)	1,379,271	(3,125,309)	372,451	(21,200,530)
Transfers for policy loans	90,435	374	85,597	(14,600)	470,387
Adjustments to net assets allocated to contracts in payment period	(124,774)	—	(188,044)	—	(644,457)
Contract charges	(77,485)	(627)	(132,766)	(513)	(750,860)
Contract terminations:
Surrender benefits	(11,167,184)	(123,116)	(13,001,637)	(37,062)	(40,250,922)
Death benefits	(935,587)	(248,793)	(1,264,009)	(17,812)	(4,178,528)
Increase (decrease) from contract transactions	(12,994,135)	3,344,394	(15,807,377)	1,842,281	(61,383,996)
Net assets at beginning of year	99,395,608	2,846,105	122,727,094	1,091,269	373,714,738
Net assets at end of year	$105,664,438	$7,442,788	$140,705,400	$3,547,386	$424,609,362

Accumulation unit activity
Units outstanding at beginning of year	81,718,464	2,089,801	156,364,035	778,209	342,552,788
Contract purchase payments	1,054,560	1,516,186	1,967,094	984,123	4,062,293
Net transfers(1)	(1,756,128)	883,391	(3,892,045)	215,551	(18,181,958)
Transfers for policy loans	66,453	234	102,868	(12,711)	336,668
Contract charges	(59,084)	(398)	(147,868)	(301)	(628,516)
Contract terminations:
Surrender benefits	(8,533,835)	(77,206)	(14,624,565)	(23,129)	(32,255,585)
Death benefits	(720,862)	(154,137)	(1,433,275)	(11,070)	(3,339,976)
Units outstanding at end of year	71,769,568	4,257,871	138,336,244	1,930,672	292,545,714

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	257

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2(2)	Col VP Man Vol Conserv Gro, Cl 2(2)	Col VP Man Vol Gro, Cl 2(2)	Col VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$66,742	$(187,697)	$(669,736)	$(3,488,310)	$(38,040,573)
Net realized gain (loss) on sales of investments	(7,564)	18,610	33,959	66,449	6,090,053
Distributions from capital gains	87,668	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(139,879)	766,369	6,226,892	73,308,455	475,515,443
Net increase (decrease) in net assets resulting from operations	6,967	597,282	5,591,115	69,886,594	443,564,923

Contract transactions
Contract purchase payments	3,852,168	35,813,862	155,134,110	672,467,725	2,372,328,626
Net transfers(1)	(408,928)	19,883,613	75,313,754	1,104,682,028	806,604,542
Transfers for policy loans	207	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	(91,680)	—	—	—
Contract charges	(2,231)	(74,830)	(86,950)	(1,293,058)	(28,134,580)
Contract terminations:
Surrender benefits	(619,601)	(203,445)	(411,705)	(1,876,205)	(16,995,728)
Death benefits	(966)	—	(92,359)	(170,205)	(9,264,326)
Increase (decrease) from contract transactions	2,820,649	55,327,520	229,856,850	1,773,810,285	3,124,538,534
Net assets at beginning of year	6,204,269	—	—	—	1,985,879,799
Net assets at end of year	$9,031,885	$55,924,802	$235,447,965	$1,843,696,879	$5,553,983,256

Accumulation unit activity
Units outstanding at beginning of year	5,819,323	—	—	—	1,946,103,917
Contract purchase payments	3,620,113	35,962,385	153,261,487	638,742,477	2,224,420,394
Net transfers(1)	(387,413)	19,823,376	74,021,997	1,061,505,604	768,897,406
Transfers for policy loans	193	—	—	—	—
Contract charges	(2,079)	(74,901)	(85,160)	(1,225,114)	(25,495,413)
Contract terminations:
Surrender benefits	(584,389)	(203,801)	(407,850)	(1,792,843)	(15,588,435)
Death benefits	(920)	—	(88,695)	(163,242)	(8,501,816)
Units outstanding at end of year	8,464,828	55,507,059	226,701,779	1,697,066,882	4,889,836,053

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

258	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
Operations
Investment income (loss) — net	$(1,167,244)	$(226,295)	$(19,807)	$(901,220)	$(52,662)
Net realized gain (loss) on sales of investments	12,548,780	(1,300,785)	21,373	4,499,017	83,698
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	40,862,066	9,642,440	435,372	20,306,023	1,295,525
Net increase (decrease) in net assets resulting from operations	52,243,602	8,115,360	436,938	23,903,820	1,326,561

Contract transactions
Contract purchase payments	2,331,013	1,507,592	1,039,248	1,244,502	2,804,404
Net transfers(1)	(17,313,568)	(3,115,578)	554,232	(3,224,148)	2,187,521
Transfers for policy loans	55,039	7,887	(1,529)	78,781	—
Adjustments to net assets allocated to contracts in payment period	(218,931)	(22,309)	—	(88,346)	—
Contract charges	(210,568)	(32,366)	(441)	(81,542)	(669)
Contract terminations:
Surrender benefits	(17,115,766)	(3,896,897)	(21,803)	(10,122,195)	(92,125)
Death benefits	(1,404,834)	(273,867)	—	(735,896)	—
Increase (decrease) from contract transactions	(33,877,615)	(5,825,538)	1,569,707	(12,928,844)	4,899,131
Net assets at beginning of year	167,362,260	45,342,063	872,480	86,754,989	1,787,578
Net assets at end of year	$185,728,247	$47,631,885	$2,879,125	$97,729,965	$8,013,270

Accumulation unit activity
Units outstanding at beginning of year	140,799,124	44,804,339	746,972	67,301,550	1,347,145
Contract purchase payments	1,686,763	1,328,446	761,083	880,872	1,870,228
Net transfers(1)	(12,669,101)	(2,861,218)	417,549	(2,145,355)	1,357,524
Transfers for policy loans	40,697	7,321	(1,149)	60,039	—
Contract charges	(151,655)	(29,703)	(321)	(56,425)	(408)
Contract terminations:
Surrender benefits	(12,481,751)	(3,617,664)	(15,843)	(6,863,298)	(54,591)
Death benefits	(1,036,580)	(250,112)	—	(533,767)	—
Units outstanding at end of year	116,187,497	39,381,409	1,908,291	58,643,616	4,519,898

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	259

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2(2)	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$(803,163)	$(16,816)	$(1,373,676)	$(36,076)	$(314,031)
Net realized gain (loss) on sales of investments	2,602,953	(10,869)	7,422,971	154,515	1,141,322
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	25,759,693	(45,988)	34,911,100	767,460	9,881,678
Net increase (decrease) in net assets resulting from operations	27,559,483	(73,673)	40,960,395	885,899	10,708,969

Contract transactions
Contract purchase payments	1,240,081	265,055	6,483,212	1,743,543	537,380
Net transfers(1)	764,836	4,080,041	9,960,978	1,069,680	14,149,746
Transfers for policy loans	21,071	19	49,119	—	3,255
Adjustments to net assets allocated to contracts in payment period	63,374	—	(17,891)	—	20,488
Contract charges	(68,867)	(1,292)	(105,475)	(435)	(22,973)
Contract terminations:
Surrender benefits	(7,911,056)	(76,098)	(15,050,025)	(148,380)	(3,374,169)
Death benefits	(708,606)	—	(1,489,400)	(243,785)	(280,982)
Increase (decrease) from contract transactions	(6,599,167)	4,267,725	(169,482)	2,420,623	11,032,745
Net assets at beginning of year	79,038,805	—	133,932,976	1,615,158	25,274,904
Net assets at end of year	$99,999,121	$4,194,052	$174,723,889	$4,921,680	$47,016,618

Accumulation unit activity
Units outstanding at beginning of year	58,788,112	—	121,375,393	1,192,928	19,210,218
Contract purchase payments	816,798	273,237	4,847,873	1,059,008	349,459
Net transfers(1)	368,827	4,232,591	7,251,849	658,225	8,966,332
Transfers for policy loans	14,195	20	41,329	—	2,283
Contract charges	(43,473)	(1,363)	(83,091)	(261)	(14,645)
Contract terminations:
Surrender benefits	(4,843,460)	(79,781)	(11,934,539)	(96,432)	(2,096,671)
Death benefits	(450,265)	—	(1,211,647)	(142,295)	(180,024)
Units outstanding at end of year	54,650,734	4,424,704	120,287,167	2,671,173	26,236,952

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

260	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(28,655)	$(496,640)	$547,913	$(41,197)	$(512,510)
Net realized gain (loss) on sales of investments	54,289	2,153,626	(59,287)	(63,131)	154,955
Distributions from capital gains	—	—	450,873	—	—
Net change in unrealized appreciation or depreciation of investments	871,083	20,129,945	(1,177,954)	(108,688)	(5,357,564)
Net increase (decrease) in net assets resulting from operations	896,717	21,786,931	(238,455)	(213,016)	(5,715,119)

Contract transactions
Contract purchase payments	1,275,899	670,846	5,878,254	2,228,856	2,495,797
Net transfers(1)	695,800	2,412,101	(3,102,571)	(2,736,542)	(49,572,067)
Transfers for policy loans	(372)	(21,833)	307	—	112,555
Adjustments to net assets allocated to contracts in payment period	—	(84,823)	—	—	(90,724)
Contract charges	(310)	(43,108)	(2,776)	(677)	(124,602)
Contract terminations:
Surrender benefits	(30,711)	(6,363,503)	(418,662)	(711,131)	(26,054,240)
Death benefits	—	(313,785)	(479,974)	(43,468)	(3,009,198)
Increase (decrease) from contract transactions	1,940,306	(3,744,105)	1,874,578	(1,262,962)	(76,242,479)
Net assets at beginning of year	1,409,473	48,545,775	14,669,003	6,716,025	230,695,964
Net assets at end of year	$4,246,496	$66,588,601	$16,305,126	$5,240,047	$148,738,366

Accumulation unit activity
Units outstanding at beginning of year	1,056,571	27,552,991	14,002,387	6,687,368	179,536,936
Contract purchase payments	727,857	330,863	5,606,946	2,227,170	2,045,158
Net transfers(1)	404,643	1,279,554	(3,011,973)	(2,763,834)	(40,362,747)
Transfers for policy loans	(209)	(9,680)	297	—	86,973
Contract charges	(176)	(20,145)	(2,672)	(688)	(97,703)
Contract terminations:
Surrender benefits	(17,871)	(2,820,347)	(404,809)	(724,008)	(20,158,423)
Death benefits	—	(149,821)	(464,813)	(43,940)	(2,411,646)
Units outstanding at end of year	2,170,815	26,163,415	15,725,363	5,382,068	118,638,548

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	261

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(556,902)	$100,073	$104,713	$7,422,941	$(419,785)
Net realized gain (loss) on sales of investments	(6,970,479)	(11,564)	93,632	372,976	8,238,437
Distributions from capital gains	—	—	—	1,776,599	135,118
Net change in unrealized appreciation or depreciation of investments	(2,323)	(108,116)	839,089	(1,496,327)	114,220,805
Net increase (decrease) in net assets resulting from operations	(7,529,704)	(19,607)	1,037,434	8,076,189	122,174,575

Contract transactions
Contract purchase payments	1,165,626	2,230,135	199,941	3,757,475	14,528,716
Net transfers(1)	(7,046,483)	15,476,869	798,641	106,142,942	(10,229,297)
Transfers for policy loans	16,364	(5,316)	5,889	12,831	28,734
Adjustments to net assets allocated to contracts in payment period	(39,000)	137,245	—	163,019	(8,344)
Contract charges	(38,977)	(9,220)	(4,034)	(228,133)	(298,495)
Contract terminations:
Surrender benefits	(6,240,575)	(1,028,123)	(377,111)	(28,680,762)	(43,098,986)
Death benefits	(337,841)	(86,134)	(84,776)	(2,443,994)	(3,398,589)
Increase (decrease) from contract transactions	(12,520,886)	16,715,456	538,550	78,723,378	(42,476,261)
Net assets at beginning of year	72,693,382	8,148,073	6,121,679	247,086,149	429,506,378
Net assets at end of year	$52,642,792	$24,843,922	$7,697,663	$333,885,716	$509,204,692

Accumulation unit activity
Units outstanding at beginning of year	84,047,507	8,137,607	5,710,331	197,523,109	357,487,912
Contract purchase payments	1,423,676	2,228,896	170,424	2,955,796	10,577,188
Net transfers(1)	(8,829,231)	15,513,939	685,396	83,428,025	(7,372,089)
Transfers for policy loans	19,334	(5,364)	4,843	10,080	22,894
Contract charges	(48,168)	(9,264)	(3,424)	(179,333)	(218,118)
Contract terminations:
Surrender benefits	(7,758,008)	(1,034,154)	(322,488)	(22,480,730)	(31,707,427)
Death benefits	(422,179)	(85,746)	(72,367)	(1,931,367)	(2,487,133)
Units outstanding at end of year	68,432,931	24,745,914	6,172,715	259,325,580	326,303,227

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

262	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
Operations
Investment income (loss) — net	$491,688	$1,084,359	$(515,072)	$(3,270,769)	$74,936
Net realized gain (loss) on sales of investments	2,007,397	6,226,045	6,667,520	18,431,572	(57,592)
Distributions from capital gains	—	—	14,595,928	68,209,028	70,813
Net change in unrealized appreciation or depreciation of investments	13,583,824	32,942,380	14,010,207	74,471,565	4,920,441
Net increase (decrease) in net assets resulting from operations	16,082,909	40,252,784	34,758,583	157,841,396	5,008,598

Contract transactions
Contract purchase payments	486,228	1,421,907	1,043,457	11,488,105	223,343
Net transfers(1)	(1,956,760)	(5,237,197)	(5,995,315)	(28,496,429)	(621,951)
Transfers for policy loans	60,213	(16)	84,485	70,698	9,104
Adjustments to net assets allocated to contracts in payment period	(89,630)	45,418	(67,449)	57,591	(118,810)
Contract charges	(24,378)	(114,015)	(46,027)	(484,243)	(7,741)
Contract terminations:
Surrender benefits	(7,840,616)	(17,379,228)	(13,654,428)	(55,427,285)	(2,843,333)
Death benefits	(663,660)	(1,225,112)	(1,131,323)	(3,629,434)	(153,605)
Increase (decrease) from contract transactions	(10,028,603)	(22,488,243)	(19,766,600)	(76,420,997)	(3,512,993)
Net assets at beginning of year	53,538,005	134,511,665	109,281,306	491,963,838	19,241,299
Net assets at end of year	$59,592,311	$152,276,206	$124,273,289	$573,384,237	$20,736,904

Accumulation unit activity
Units outstanding at beginning of year	42,855,704	98,535,663	28,179,159	231,754,402	15,945,122
Contract purchase payments	333,476	895,947	233,407	5,546,265	167,490
Net transfers(1)	(1,313,779)	(3,333,758)	(1,362,075)	(10,904,458)	(501,943)
Transfers for policy loans	43,527	(562)	19,468	34,052	7,447
Contract charges	(16,743)	(72,044)	(10,348)	(196,480)	(5,826)
Contract terminations:
Surrender benefits	(5,366,126)	(10,901,671)	(3,080,461)	(21,072,183)	(2,149,874)
Death benefits	(464,820)	(787,780)	(257,605)	(1,457,362)	(112,820)
Units outstanding at end of year	36,071,239	84,335,795	23,721,545	203,704,236	13,349,596

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	263

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2(2)	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2(2)	FTVIPT Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$187,016	$434,966	$5,848,506	$21,709	$1,673,878
Net realized gain (loss) on sales of investments	745,281	(6,350)	(6,079,853)	1,636	3,264,876
Distributions from capital gains	319,700	99,044	—	—	—
Net change in unrealized appreciation or depreciation of investments	20,423,228	(474,877)	2,615,119	598,147	29,916,683
Net increase (decrease) in net assets resulting from operations	21,675,225	52,783	2,383,772	621,492	34,855,437

Contract transactions
Contract purchase payments	1,126,596	1,089,289	2,299,086	1,390,879	3,378,223
Net transfers(1)	(942,872)	12,002,327	4,030,676	16,025,245	(5,778,538)
Transfers for policy loans	19,462	(393)	37,953	(1,575)	32,948
Adjustments to net assets allocated to contracts in payment period	(57,923)	—	(7,818)	—	33,348
Contract charges	(60,055)	(3,679)	(119,490)	(2,407)	(89,295)
Contract terminations:
Surrender benefits	(8,055,633)	(291,249)	(16,237,755)	(297,080)	(13,719,412)
Death benefits	(754,471)	(967)	(1,333,678)	(10,178)	(1,649,273)
Increase (decrease) from contract transactions	(8,724,896)	12,795,328	(11,331,026)	17,104,884	(17,791,999)
Net assets at beginning of year	80,158,449	—	157,516,454	—	136,337,622
Net assets at end of year	$93,108,778	$12,848,111	$148,569,200	$17,726,376	$153,401,060

Accumulation unit activity
Units outstanding at beginning of year	59,048,525	—	82,663,555	—	100,868,212
Contract purchase payments	799,284	1,110,971	1,338,605	1,349,961	2,300,695
Net transfers(1)	(520,011)	12,254,794	3,236,751	15,512,555	(3,707,486)
Transfers for policy loans	15,224	(401)	14,307	(1,481)	22,977
Contract charges	(39,911)	(3,771)	(59,791)	(2,329)	(57,714)
Contract terminations:
Surrender benefits	(5,143,642)	(296,471)	(7,683,473)	(286,307)	(8,593,993)
Death benefits	(492,726)	(1,002)	(644,932)	(9,731)	(1,115,334)
Units outstanding at end of year	53,666,743	13,064,120	78,865,022	16,562,668	89,717,357

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

264	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2(2)	GS VIT Mid Cap Val, Inst	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$659,491	$104,226	$(105,223)	$11,433	$345,093
Net realized gain (loss) on sales of investments	8,444,840	(10,350)	9,903,183	286,414	4,957,341
Distributions from capital gains	2,687,888	42,290	19,511,061	957,554	—
Net change in unrealized appreciation or depreciation of investments	36,435,313	76,408	39,019,559	1,002,699	40,301,644
Net increase (decrease) in net assets resulting from operations	48,227,532	212,574	68,328,580	2,258,100	45,604,078

Contract transactions
Contract purchase payments	3,756,159	1,748,173	2,262,938	74,236	1,383,903
Net transfers(1)	(3,494,552)	17,007,037	(13,740,547)	(127,349)	(8,970,349)
Transfers for policy loans	(16,840)	(7,798)	31,195	4,892	(4,924)
Adjustments to net assets allocated to contracts in payment period	(44,275)	—	87,129	(8,249)	(26,322)
Contract charges	(98,666)	(2,497)	(261,140)	(3,632)	(326,922)
Contract terminations:
Surrender benefits	(16,535,852)	(354,157)	(30,570,540)	(708,629)	(14,427,904)
Death benefits	(1,195,761)	(3,487)	(1,821,410)	(83,629)	(1,000,164)
Increase (decrease) from contract transactions	(17,629,787)	18,387,271	(44,012,375)	(852,360)	(23,372,682)
Net assets at beginning of year	146,397,984	—	233,128,258	7,007,542	134,878,428
Net assets at end of year	$176,995,729	$18,599,845	$257,444,463	$8,413,282	$157,109,824

Accumulation unit activity
Units outstanding at beginning of year	64,149,427	—	79,577,121	3,610,927	120,009,391
Contract purchase payments	1,731,673	1,802,024	697,917	33,074	1,044,319
Net transfers(1)	(656,683)	17,564,434	(4,052,033)	(63,012)	(6,571,763)
Transfers for policy loans	(5,527)	(8,261)	8,512	1,980	(3,799)
Contract charges	(37,251)	(2,585)	(76,596)	(1,610)	(244,355)
Contract terminations:
Surrender benefits	(5,788,015)	(365,326)	(9,044,308)	(321,189)	(10,851,745)
Death benefits	(415,582)	(3,624)	(529,388)	(36,963)	(764,296)
Units outstanding at end of year	58,978,042	18,986,662	66,581,225	3,223,207	102,617,752

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	265

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II(2)	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I
Operations
Investment income (loss) — net	$(57,954)	$(508,662)	$138,919	$1,213,604	$113,303
Net realized gain (loss) on sales of investments	308,268	2,911,925	(13,580)	9,595,783	5,467,916
Distributions from capital gains	—	—	419,424	—	—
Net change in unrealized appreciation or depreciation of investments	4,502,826	25,034,019	(384,289)	55,789,182	18,781,167
Net increase (decrease) in net assets resulting from operations	4,753,140	27,437,282	160,474	66,598,569	24,362,386

Contract transactions
Contract purchase payments	250,927	588,640	3,281,132	2,231,986	1,196,806
Net transfers(1)	(688,700)	(11,055,813)	18,844,116	(19,644,216)	(2,592,649)
Transfers for policy loans	10,015	19,595	(2,524)	15,124	151,495
Adjustments to net assets allocated to contracts in payment period	(7,002)	(1,470)	—	(21,097)	(161,451)
Contract charges	(8,910)	(333,601)	(3,485)	(548,865)	(86,543)
Contract terminations:
Surrender benefits	(1,901,719)	(6,767,665)	(464,560)	(18,853,913)	(10,477,203)
Death benefits	(122,153)	(449,356)	(51,782)	(1,864,601)	(1,256,684)
Increase (decrease) from contract transactions	(2,467,542)	(17,999,670)	21,602,897	(38,685,582)	(13,226,229)
Net assets at beginning of year	13,577,634	78,410,901	—	208,333,851	93,614,334
Net assets at end of year	$15,863,232	$87,848,513	$21,763,371	$236,246,838	$104,750,491

Accumulation unit activity
Units outstanding at beginning of year	13,956,783	81,027,746	—	152,619,927	41,628,377
Contract purchase payments	224,947	527,758	3,374,246	1,429,376	473,944
Net transfers(1)	(632,735)	(9,314,838)	19,313,176	(11,805,226)	(1,017,944)
Transfers for policy loans	9,728	17,611	(2,615)	8,804	60,731
Contract charges	(8,049)	(300,887)	(3,571)	(334,636)	(34,140)
Contract terminations:
Surrender benefits	(1,710,773)	(6,064,796)	(472,917)	(11,687,448)	(4,125,254)
Death benefits	(108,746)	(401,676)	(53,356)	(1,188,237)	(505,699)
Units outstanding at end of year	11,731,155	65,490,918	22,154,963	129,042,560	36,480,015

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

266	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$315,709	$150,051	$(121,475)	$138,656	$(71,317)
Net realized gain (loss) on sales of investments	604,186	344,433	1,169,591	2,593,161	392,435
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,373,559	2,583,268	10,402,153	13,080,964	4,672,641
Net increase (decrease) in net assets resulting from operations	5,293,454	3,077,752	11,450,269	15,812,781	4,993,759

Contract transactions
Contract purchase payments	320,932	228,566	652,755	1,298,996	188,710
Net transfers(1)	5,791,997	2,654,017	8,459,910	(1,899,312)	(509,584)
Transfers for policy loans	(12,010)	522	(7,639)	41,449	(426)
Adjustments to net assets allocated to contracts in payment period	9,096	(21)	75,336	(11,535)	(6,208)
Contract charges	(16,926)	(8,211)	(25,814)	(103,352)	(9,503)
Contract terminations:
Surrender benefits	(2,638,394)	(614,490)	(3,194,738)	(8,583,578)	(2,017,397)
Death benefits	(106,343)	(91,803)	(294,849)	(529,384)	(178,005)
Increase (decrease) from contract transactions	3,348,352	2,168,580	5,664,961	(9,786,716)	(2,532,413)
Net assets at beginning of year	16,144,390	9,649,509	27,189,712	94,833,170	15,113,698
Net assets at end of year	$24,786,196	$14,895,841	$44,304,942	$100,859,235	$17,575,044

Accumulation unit activity
Units outstanding at beginning of year	14,934,741	8,994,442	20,623,867	67,387,615	15,400,745
Contract purchase payments	257,659	183,278	402,928	880,189	165,208
Net transfers(1)	4,641,698	2,118,944	5,347,044	(1,244,293)	(466,040)
Transfers for policy loans	(8,539)	457	(4,696)	27,270	245
Contract charges	(13,475)	(6,562)	(16,243)	(70,256)	(8,273)
Contract terminations:
Surrender benefits	(2,086,584)	(490,089)	(2,034,771)	(5,632,267)	(1,757,242)
Death benefits	(82,659)	(76,220)	(183,365)	(349,446)	(158,555)
Units outstanding at end of year	17,642,841	10,724,250	24,134,764	60,998,812	13,176,088

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	267

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy(2)	Janus Aspen Enterprise, Serv	Janus Aspen Flex Bond, Serv(2)
Operations
Investment income (loss) — net	$(149,366)	$(218,907)	$(56,030)	$(67,050)	$89,089
Net realized gain (loss) on sales of investments	495,096	1,712,022	20,523	671,646	(7,497)
Distributions from capital gains	—	2,142,871	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,400,105	2,064,732	2,145,422	3,351,067	(63,578)
Net increase (decrease) in net assets resulting from operations	6,745,835	5,700,718	2,109,915	3,955,663	18,014

Contract transactions
Contract purchase payments	322,779	346,609	3,975,372	187,486	477,387
Net transfers(1)	(212,912)	(1,135,051)	22,020,998	(343,450)	6,682,234
Transfers for policy loans	5,782	5,714	(12,480)	2,053	66
Adjustments to net assets allocated to contracts in payment period	17,270	(117)	110,900	—	19,720
Contract charges	(15,240)	(57,554)	(3,761)	(9,558)	(1,550)
Contract terminations:
Surrender benefits	(2,277,307)	(2,736,204)	(424,822)	(1,697,516)	(198,338)
Death benefits	(141,618)	(110,711)	(9,743)	(65,722)	—
Increase (decrease) from contract transactions	(2,301,246)	(3,687,314)	25,656,464	(1,926,707)	6,979,519
Net assets at beginning of year	20,451,910	25,702,413	—	13,636,150	—
Net assets at end of year	$24,896,499	$27,715,817	$27,766,379	$15,665,106	$6,997,533

Accumulation unit activity
Units outstanding at beginning of year	20,924,513	27,742,360	—	16,750,402	—
Contract purchase payments	284,615	343,179	3,528,243	198,788	482,396
Net transfers(1)	(279,387)	(1,104,488)	19,866,366	(369,448)	6,814,067
Transfers for policy loans	4,703	5,828	(11,094)	1,117	68
Contract charges	(13,423)	(57,020)	(3,321)	(10,133)	(1,579)
Contract terminations:
Surrender benefits	(2,002,217)	(2,706,337)	(369,349)	(1,806,723)	(200,978)
Death benefits	(122,167)	(110,630)	(8,491)	(70,942)	—
Units outstanding at end of year	18,796,637	24,112,892	23,002,354	14,693,061	7,093,974

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

268	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv(2)
Operations
Investment income (loss) — net	$75,440	$(149,080)	$(145,413)	$1,313,151	$2,929
Net realized gain (loss) on sales of investments	50,882	878,694	3,662,016	1,051,454	18,691
Distributions from capital gains	104,154	—	—	—	126,201
Net change in unrealized appreciation or depreciation of investments	359,780	4,567,217	11,051,841	5,017,085	182,768
Net increase (decrease) in net assets resulting from operations	590,256	5,296,831	14,568,444	7,381,690	330,589

Contract transactions
Contract purchase payments	1,240,473	208,228	1,161,407	653,918	1,033,886
Net transfers(1)	7,496,287	(416,480)	(7,470,327)	(9,351,461)	4,509,024
Transfers for policy loans	—	3,347	7,508	7,791	—
Adjustments to net assets allocated to contracts in payment period	206,203	(5,248)	4,401	(46,537)	—
Contract charges	(3,417)	(10,333)	(121,356)	(32,818)	(928)
Contract terminations:
Surrender benefits	(593,970)	(2,083,603)	(4,944,376)	(8,220,295)	(47,358)
Death benefits	(7,631)	(69,356)	(508,293)	(341,742)	(5,264)
Increase (decrease) from contract transactions	8,337,945	(2,373,445)	(11,871,036)	(17,331,144)	5,489,360
Net assets at beginning of year	457,286	16,994,542	56,511,650	68,216,101	—
Net assets at end of year	$9,385,487	$19,917,928	$59,209,058	$58,266,647	$5,819,949

Accumulation unit activity
Units outstanding at beginning of year	439,121	28,136,257	53,421,826	50,321,741	—
Contract purchase payments	1,128,010	310,952	959,443	452,468	977,151
Net transfers(1)	6,727,920	(779,850)	(6,251,665)	(6,714,542)	4,258,192
Transfers for policy loans	—	5,530	6,475	5,349	—
Contract charges	(3,027)	(14,687)	(102,624)	(23,203)	(876)
Contract terminations:
Surrender benefits	(519,871)	(3,060,760)	(4,168,769)	(5,903,517)	(42,971)
Death benefits	(6,677)	(104,910)	(434,808)	(243,470)	(4,814)
Units outstanding at end of year	7,765,476	24,492,532	43,429,878	37,894,826	5,186,682

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	269

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II
Operations
Investment income (loss) — net	$(356,974)	$(511,393)	$3,027,149	$1,832,521	$(307,371)
Net realized gain (loss) on sales of investments	3,498,920	2,138,357	7,441,504	1,146,401	999,785
Distributions from capital gains	2,431,708	506,974	4,728,311	—	998,098
Net change in unrealized appreciation or depreciation of investments	14,079,074	17,685,063	28,572,954	(1,817,232)	12,205,683
Net increase (decrease) in net assets resulting from operations	19,652,728	19,819,001	43,769,918	1,161,690	13,896,195

Contract transactions
Contract purchase payments	978,449	620,306	7,673,165	982,277	1,776,326
Net transfers(1)	(1,144,949)	(1,014,581)	(7,047,826)	3,107,279	(5,307,921)
Transfers for policy loans	(11,305)	18,454	(12,792)	15,715	(5,221)
Adjustments to net assets allocated to contracts in payment period	27,268	(12,831)	(129,105)	92,153	(9,207)
Contract charges	(51,765)	(41,749)	(159,281)	(54,449)	(29,453)
Contract terminations:
Surrender benefits	(7,927,856)	(7,410,515)	(23,535,971)	(6,666,909)	(4,271,476)
Death benefits	(605,978)	(387,897)	(2,568,767)	(504,188)	(416,975)
Increase (decrease) from contract transactions	(8,736,136)	(8,228,813)	(25,780,577)	(3,028,122)	(8,263,927)
Net assets at beginning of year	72,076,929	52,917,514	239,436,746	65,057,029	43,946,049
Net assets at end of year	$82,993,521	$64,507,702	$257,426,087	$63,190,597	$49,578,317

Accumulation unit activity
Units outstanding at beginning of year	78,214,249	37,451,503	108,853,040	53,624,514	33,274,254
Contract purchase payments	874,937	363,413	3,727,405	782,447	1,144,380
Net transfers(1)	(1,589,150)	(534,708)	(2,847,838)	2,491,843	(3,770,873)
Transfers for policy loans	(11,833)	11,318	(589)	11,867	(3,165)
Contract charges	(48,764)	(24,759)	(65,585)	(43,222)	(19,151)
Contract terminations:
Surrender benefits	(7,749,932)	(4,434,512)	(9,043,226)	(5,347,466)	(2,810,040)
Death benefits	(602,660)	(230,029)	(1,063,795)	(405,050)	(278,797)
Units outstanding at end of year	69,086,847	32,602,226	99,559,412	51,114,933	27,536,608

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

270	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv
Operations
Investment income (loss) — net	$91,081	$(20,831)	$3,896	$259,735	$29,000,927
Net realized gain (loss) on sales of investments	164,615	209,386	96,129	2,171,961	8,952,086
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,640,482	1,272,398	1,054,026	21,113,309	(48,484,091)
Net increase (decrease) in net assets resulting from operations	2,896,178	1,460,953	1,154,051	23,545,005	(10,531,078)

Contract transactions
Contract purchase payments	235,978	956,871	140,353	4,836,079	9,377,073
Net transfers(1)	879,269	744,143	507,453	3,091,651	(103,804,154)
Transfers for policy loans	710	1,855	4,441	(20,627)	105,842
Adjustments to net assets allocated to contracts in payment period	(4,931)	—	—	11,455	(355,467)
Contract charges	(34,624)	(3,221)	(2,705)	(58,470)	(675,880)
Contract terminations:
Surrender benefits	(1,709,891)	(269,510)	(200,494)	(7,976,383)	(78,310,332)
Death benefits	(125,804)	(21,686)	(45,913)	(1,105,905)	(7,670,541)
Increase (decrease) from contract transactions	(759,293)	1,408,452	403,135	(1,222,200)	(181,333,459)
Net assets at beginning of year	17,984,153	3,552,258	4,091,004	92,609,727	823,175,337
Net assets at end of year	$20,121,038	$6,421,663	$5,648,190	$114,932,532	$631,310,800

Accumulation unit activity
Units outstanding at beginning of year	18,400,666	2,935,361	4,014,074	61,186,635	528,176,929
Contract purchase payments	222,050	704,767	118,205	3,178,541	6,240,886
Net transfers(1)	829,122	468,116	425,044	1,849,824	(68,331,995)
Transfers for policy loans	838	1,226	3,800	(12,047)	69,830
Contract charges	(32,835)	(2,265)	(2,267)	(34,559)	(436,783)
Contract terminations:
Surrender benefits	(1,661,098)	(192,705)	(169,437)	(4,571,828)	(50,157,148)
Death benefits	(120,147)	(13,989)	(40,692)	(646,587)	(4,989,108)
Units outstanding at end of year	17,638,596	3,900,511	4,348,727	60,949,979	410,572,611

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	271

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl(2)	Put VT Global Hlth Care, Cl IB
Operations
Investment income (loss) — net	$(168,914)	$8,925,548	$108,175	$46,660	$51,168
Net realized gain (loss) on sales of investments	3,069,168	638,598	(101,545)	(10,382)	757,537
Distributions from capital gains	902,579	—	—	66,299	677,091
Net change in unrealized appreciation or depreciation of investments	20,469,788	(12,846,542)	(471,287)	(189,559)	5,794,808
Net increase (decrease) in net assets resulting from operations	24,272,621	(3,282,396)	(464,657)	(86,982)	7,280,604

Contract transactions
Contract purchase payments	4,135,508	9,866,653	821,102	1,681,360	292,540
Net transfers(1)	2,459,603	(50,507,944)	1,686,557	6,430,865	1,352,097
Transfers for policy loans	(7,273)	657	(3,431)	(1,992)	6,185
Adjustments to net assets allocated to contracts in payment period	(10,472)	(512,651)	—	—	4,607
Contract charges	(46,211)	(231,744)	(1,683)	(1,121)	(18,277)
Contract terminations:
Surrender benefits	(6,435,323)	(28,182,009)	(383,194)	(123,939)	(2,581,633)
Death benefits	(666,494)	(2,947,962)	(17,840)	(1,192)	(103,344)
Increase (decrease) from contract transactions	(570,662)	(72,515,000)	2,101,511	7,983,981	(1,047,825)
Net assets at beginning of year	62,202,731	298,500,037	3,354,618	—	18,503,742
Net assets at end of year	$85,904,690	$222,702,641	$4,991,472	$7,896,999	$24,736,521

Accumulation unit activity
Units outstanding at beginning of year	42,432,206	205,042,915	3,251,456	—	13,598,882
Contract purchase payments	2,620,276	7,169,616	827,580	1,683,199	177,962
Net transfers(1)	1,343,729	(35,942,110)	1,642,419	6,618,599	791,277
Transfers for policy loans	(4,246)	(89)	(2,926)	(2,093)	4,056
Contract charges	(26,030)	(160,025)	(1,712)	(1,168)	(11,172)
Contract terminations:
Surrender benefits	(3,526,009)	(19,558,200)	(388,266)	(105,276)	(1,555,219)
Death benefits	(401,948)	(2,043,684)	(18,420)	(1,228)	(65,581)
Units outstanding at end of year	42,437,978	154,508,423	5,310,131	8,192,033	12,940,205

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

272	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB	Royce Micro-Cap, Invest Cl	Third Ave Val
Operations
Investment income (loss) — net	$131,021	$(309,069)	$(87,394)	$(108,042)	$702,094
Net realized gain (loss) on sales of investments	(237,559)	983,137	1,277,417	1,650,817	(284,060)
Distributions from capital gains	—	—	—	782,906	—
Net change in unrealized appreciation or depreciation of investments	5,201,778	17,337,303	6,908,530	3,144,052	4,386,177
Net increase (decrease) in net assets resulting from operations	5,095,240	18,011,371	8,098,553	5,469,733	4,804,211

Contract transactions
Contract purchase payments	229,279	794,683	378,426	335,353	291,072
Net transfers(1)	(544,015)	(791,092)	(899,297)	(3,207,576)	(1,960,575)
Transfers for policy loans	11,269	106,299	11,102	23,374	17,796
Adjustments to net assets allocated to contracts in payment period	(2,175)	(71,092)	13,051	(13,420)	(28,863)
Contract charges	(15,314)	(62,858)	(21,881)	(11,492)	(11,864)
Contract terminations:
Surrender benefits	(3,372,975)	(6,288,808)	(2,781,455)	(3,514,802)	(3,711,307)
Death benefits	(283,126)	(453,789)	(170,594)	(286,282)	(208,174)
Increase (decrease) from contract transactions	(3,977,057)	(6,766,657)	(3,470,648)	(6,674,845)	(5,611,915)
Net assets at beginning of year	21,001,566	54,989,912	24,654,927	31,894,272	29,223,183
Net assets at end of year	$22,119,749	$66,234,626	$29,282,832	$30,689,160	$28,415,479

Accumulation unit activity
Units outstanding at beginning of year	16,000,112	34,299,006	19,953,112	8,698,770	10,402,654
Contract purchase payments	156,005	437,320	268,181	85,593	94,473
Net transfers(1)	(389,261)	(439,741)	(650,990)	(839,169)	(641,866)
Transfers for policy loans	7,282	59,265	7,457	5,934	5,572
Contract charges	(10,551)	(34,389)	(15,481)	(2,963)	(3,879)
Contract terminations:
Surrender benefits	(2,300,639)	(3,472,537)	(1,945,263)	(906,774)	(1,217,389)
Death benefits	(199,032)	(251,898)	(116,228)	(75,921)	(68,262)
Units outstanding at end of year	13,263,916	30,597,026	17,500,788	6,965,470	8,571,303

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	273

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VanEck VIP Global Gold, Cl S(2)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2(2)
Operations
Investment income (loss) — net	$(12,745)	$(9,597,921)	$(14,588,130)	$42,779	$26,189
Net realized gain (loss) on sales of investments	(9,472)	16,129,411	93,872,182	(62,255)	(4,878)
Distributions from capital gains	—	—	—	120,678	9,469
Net change in unrealized appreciation or depreciation of investments	(568,513)	172,244,616	207,777,282	(351,139)	243,833
Net increase (decrease) in net assets resulting from operations	(590,730)	178,776,106	287,061,334	(249,937)	274,613

Contract transactions
Contract purchase payments	437,119	42,365,578	15,095,687	1,285,154	283,930
Net transfers(1)	3,508,142	138,813,229	(75,813,986)	(1,424,988)	6,221,612
Transfers for policy loans	1,023	6,112	76,188	—	(1,974)
Adjustments to net assets allocated to contracts in payment period	—	(137,807)	(229,677)	—	—
Contract charges	(1,921)	(8,080,195)	(8,710,836)	(682)	(978)
Contract terminations:
Surrender benefits	(61,898)	(20,031,582)	(77,676,563)	(172,671)	(49,196)
Death benefits	(13,260)	(4,643,707)	(6,254,856)	(144,262)	(10,023)
Increase (decrease) from contract transactions	3,869,205	148,291,628	(153,514,043)	(457,449)	6,443,371
Net assets at beginning of year	—	846,002,421	1,489,272,316	6,337,750	—
Net assets at end of year	$3,278,475	$1,173,070,155	$1,622,819,607	$5,630,364	$6,717,984

Accumulation unit activity
Units outstanding at beginning of year	—	697,180,170	1,224,668,220	5,762,176	—
Contract purchase payments	492,692	31,778,762	11,395,654	1,187,504	286,290
Net transfers(1)	3,872,377	104,063,754	(51,202,034)	(1,335,372)	6,296,020
Transfers for policy loans	1,213	4,679	57,505	—	(2,056)
Contract charges	(2,120)	(6,073,516)	(6,534,169)	(637)	(985)
Contract terminations:
Surrender benefits	(71,806)	(14,964,072)	(58,104,721)	(160,587)	(48,868)
Death benefits	(16,387)	(3,443,892)	(4,688,219)	(132,116)	(10,132)
Units outstanding at end of year	4,275,969	808,545,885	1,115,592,236	5,320,968	6,520,269

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

274	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2	Col VP US Eq, Cl 2	VP Conserv, Cl 2
Operations
Investment income (loss) — net	$(98,124)	$(1,911,075)	$115,971	$(89,271)	$(8,769,729)
Net realized gain (loss) on sales of investments	(308,841)	(3,801,299)	109,644	199,720	29,886,301
Distributions from capital gains	306,240	7,208,244	157,775	—	—
Net change in unrealized appreciation or depreciation of investments	(538,812)	(15,151,001)	1,454,462	2,162,045	(4,356,385)
Net increase (decrease) in net assets resulting from operations	(639,537)	(13,655,131)	1,837,852	2,272,494	16,760,187

Contract transactions
Contract purchase payments	1,661,401	1,926,461	3,162,443	3,081,074	38,195,829
Net transfers(1)	(3,331,574)	(48,242,484)	2,100,964	1,048,878	(275,182,806)
Transfers for policy loans	—	16,176	(2,758)	(3,147)	(15,487)
Adjustments to net assets allocated to contracts in payment period	—	2,746	—	(699)	(123,545)
Contract charges	(1,036)	(426,763)	(2,120)	(1,167)	(5,701,953)
Contract terminations:
Surrender benefits	(266,149)	(22,615,773)	(196,192)	(161,688)	(48,762,313)
Death benefits	(195,937)	(2,895,750)	(44,297)	(20,326)	(13,053,676)
Increase (decrease) from contract transactions	(2,133,295)	(72,235,387)	5,018,040	3,942,925	(304,643,951)
Net assets at beginning of year	8,993,703	250,341,487	6,475,687	5,119,589	966,766,137
Net assets at end of year	$6,220,871	$164,450,969	$13,331,579	$11,335,008	$678,882,373

Accumulation unit activity
Units outstanding at beginning of year	7,821,296	180,662,412	5,242,301	3,573,051	852,751,950
Contract purchase payments	1,466,171	1,418,713	2,345,449	1,860,973	33,687,013
Net transfers(1)	(3,083,958)	(36,372,225)	1,550,095	629,690	(240,671,163)
Transfers for policy loans	—	12,029	(2,015)	(1,818)	(14,222)
Contract charges	(929)	(315,054)	(1,548)	(694)	(4,976,122)
Contract terminations:
Surrender benefits	(235,349)	(16,645,233)	(141,105)	(99,914)	(42,473,708)
Death benefits	(173,927)	(2,153,189)	(34,756)	(12,977)	(11,400,513)
Units outstanding at end of year	5,793,304	126,607,453	8,958,421	5,948,311	586,903,235

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	275

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2	VP GS Commodity Strategy, Cl 2(2)	VP Holl Lg Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(14,866,564)	$28,339	$541,616	$(4,837)	$(45,394)
Net realized gain (loss) on sales of investments	101,828,268	20,147	13,458	(3,554)	110,644
Distributions from capital gains	—	—	152,700	—	—
Net change in unrealized appreciation or depreciation of investments	(55,471,345)	481,302	(210,462)	(23,200)	964,241
Net increase (decrease) in net assets resulting from operations	31,490,359	529,788	497,312	(31,591)	1,029,491

Contract transactions
Contract purchase payments	5,396,135	996,708	8,519,230	219,545	642,506
Net transfers(1)	(666,395,304)	1,441,132	8,125,407	1,328,936	(76,563)
Transfers for policy loans	62,103	—	(28,780)	—	—
Adjustments to net assets allocated to contracts in payment period	(1,941,881)	—	—	—	—
Contract charges	(8,929,398)	(359)	(2,932)	(91)	(970)
Contract terminations:
Surrender benefits	(126,490,350)	(64,296)	(754,537)	(8,706)	(80,075)
Death benefits	(25,206,362)	(68,977)	(70,230)	—	(3,346)
Increase (decrease) from contract transactions	(823,505,057)	2,304,208	15,788,158	1,539,684	481,552
Net assets at beginning of year	1,915,661,087	2,109,169	11,509,615	—	3,202,186
Net assets at end of year	$1,123,646,389	$4,943,165	$27,795,085	$1,508,093	$4,713,229

Accumulation unit activity
Units outstanding at beginning of year	1,687,368,305	1,948,961	10,324,669	—	2,432,606
Contract purchase payments	4,706,495	857,116	7,549,629	233,558	437,043
Net transfers(1)	(582,586,865)	1,165,498	7,199,815	1,413,638	(33,386)
Transfers for policy loans	54,102	—	(25,492)	—	—
Contract charges	(7,776,106)	(308)	(2,582)	(98)	(651)
Contract terminations:
Surrender benefits	(110,112,205)	(55,036)	(676,080)	(8,337)	(52,330)
Death benefits	(21,991,243)	(61,695)	(62,499)	—	(2,374)
Units outstanding at end of year	969,662,483	3,854,536	24,307,460	1,638,761	2,780,908

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

276	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2
Operations
Investment income (loss) — net	$11,995	$44,141	$(39,106)	$(24,446)	$(51,544)
Net realized gain (loss) on sales of investments	82,979	(35,276)	117,298	66,005	146,151
Distributions from capital gains	47,816	9,994	—	—	—
Net change in unrealized appreciation or depreciation of investments	600,503	(234,954)	706,138	482,832	1,165,446
Net increase (decrease) in net assets resulting from operations	743,293	(216,095)	784,330	524,391	1,260,053

Contract transactions
Contract purchase payments	1,264,085	1,032,219	1,347,149	762,446	2,114,725
Net transfers(1)	1,572,215	(1,620,657)	738,006	342,827	1,468,875
Transfers for policy loans	—	—	(1,127)	(490)	(2,834)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(610)	(884)	(752)	(324)	(892)
Contract terminations:
Surrender benefits	(70,398)	(183,408)	(88,080)	(26,106)	(34,904)
Death benefits	(10,107)	(11,234)	(12,525)	(24,256)	(440)
Increase (decrease) from contract transactions	2,755,185	(783,964)	1,982,671	1,054,097	3,544,530
Net assets at beginning of year	2,858,681	5,562,636	2,137,681	1,382,740	2,605,687
Net assets at end of year	$6,357,159	$4,562,577	$4,904,682	$2,961,228	$7,410,270

Accumulation unit activity
Units outstanding at beginning of year	2,349,520	5,081,332	1,561,368	1,039,028	2,005,648
Contract purchase payments	975,680	953,064	935,976	506,537	1,376,782
Net transfers(1)	1,192,936	(1,522,125)	496,428	230,169	936,662
Transfers for policy loans	—	—	(706)	(305)	(1,826)
Contract charges	(466)	(822)	(476)	(210)	(580)
Contract terminations:
Surrender benefits	(53,383)	(171,144)	(59,430)	(17,218)	(22,765)
Death benefits	(7,314)	(10,481)	(7,935)	(16,572)	(266)
Units outstanding at end of year	4,456,973	4,329,824	2,925,225	1,741,429	4,293,655

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	277

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$(65,568,776)	$(107,059,588)	$(36,880,735)	$(56,926,863)	$(19,048,913)
Net realized gain (loss) on sales of investments	73,329,042	224,389,295	47,462,511	326,410,587	62,603,782
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	632,330,334	1,010,995,692	518,229,728	598,261,192	66,578,931
Net increase (decrease) in net assets resulting from operations	640,090,600	1,128,325,399	528,811,504	867,744,916	110,133,800

Contract transactions
Contract purchase payments	246,583,054	51,000,989	136,172,301	46,146,012	75,508,842
Net transfers(1)	304,137,330	412,181,993	308,756,371	(553,429,442)	(325,502,907)
Transfers for policy loans	(223,397)	528,043	(153,820)	9,632	3,630
Adjustments to net assets allocated to contracts in payment period	(1,484,275)	(6,794,608)	(446,627)	(2,560,978)	(1,024,049)
Contract charges	(54,779,606)	(65,988,914)	(33,640,797)	(34,326,174)	(12,874,729)
Contract terminations:
Surrender benefits	(216,660,205)	(702,311,664)	(78,766,732)	(305,357,559)	(90,104,786)
Death benefits	(42,437,335)	(90,808,523)	(16,305,419)	(32,913,632)	(23,712,470)
Increase (decrease) from contract transactions	235,135,566	(402,192,684)	315,615,277	(882,432,141)	(377,706,469)
Net assets at beginning of year	6,066,556,984	10,944,927,529	3,350,869,877	5,959,829,735	1,972,535,988
Net assets at end of year	$6,941,783,150	$11,671,060,244	$4,195,296,658	$5,945,142,510	$1,704,963,319

Accumulation unit activity
Units outstanding at beginning of year	5,088,615,794	9,162,517,935	2,775,342,574	4,925,650,775	1,698,010,069
Contract purchase payments	198,570,417	40,684,208	105,988,654	35,662,265	63,974,483
Net transfers(1)	244,994,479	329,366,324	241,139,024	(402,498,996)	(271,462,948)
Transfers for policy loans	(182,093)	422,227	(117,972)	6,814	2,843
Contract charges	(43,582,315)	(52,433,032)	(25,914,383)	(26,414,995)	(10,746,040)
Contract terminations:
Surrender benefits	(172,013,696)	(557,961,256)	(60,341,407)	(234,543,508)	(75,059,563)
Death benefits	(33,910,154)	(72,208,513)	(12,394,750)	(25,274,908)	(19,833,952)
Units outstanding at end of year	5,282,492,432	8,850,387,893	3,023,701,740	4,272,587,447	1,384,884,892

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

278	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(32,316,791)	$587,726	$(57,812)	$(19,991)	$(19,025)
Net realized gain (loss) on sales of investments	180,009,045	36,706	113,716	41,063	35,246
Distributions from capital gains	—	358,630	—	—	—
Net change in unrealized appreciation or depreciation of investments	50,632,841	(956,635)	1,065,877	510,529	536,614
Net increase (decrease) in net assets resulting from operations	198,325,095	26,427	1,121,781	531,601	552,835

Contract transactions
Contract purchase payments	14,232,610	2,973,338	1,484,935	446,205	722,558
Net transfers(1)	(626,164,296)	1,415,366	368,328	308,909	239,913
Transfers for policy loans	71,730	192	(2,379)	—	—
Adjustments to net assets allocated to contracts in payment period	(2,504,038)	—	—	—	—
Contract charges	(17,799,042)	(1,468)	(827)	(206)	(155)
Contract terminations:
Surrender benefits	(232,068,795)	(124,753)	(115,790)	(30,600)	(14,679)
Death benefits	(46,617,556)	(38,023)	(36,793)	(16,888)	—
Increase (decrease) from contract transactions	(910,849,387)	4,224,652	1,697,474	707,420	947,637
Net assets at beginning of year	3,653,172,043	6,254,064	3,629,286	1,308,712	1,135,192
Net assets at end of year	$2,940,647,751	$10,505,143	$6,448,541	$2,547,733	$2,635,664

Accumulation unit activity
Units outstanding at beginning of year	3,133,835,674	4,556,743	2,708,176	970,857	815,665
Contract purchase payments	11,884,536	2,117,952	999,930	287,122	422,619
Net transfers(1)	(521,041,196)	980,763	228,932	183,190	146,272
Transfers for policy loans	59,379	133	(1,505)	—	—
Contract charges	(14,821,653)	(1,032)	(535)	(132)	(93)
Contract terminations:
Surrender benefits	(193,052,269)	(87,423)	(74,819)	(19,407)	(8,753)
Death benefits	(38,882,735)	(25,772)	(25,137)	(11,199)	—
Units outstanding at end of year	2,377,981,736	7,541,364	3,835,042	1,410,431	1,375,710

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	279

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2(2)	VP Sit Divd Gro, Cl 2
Operations
Investment income (loss) — net	$(25,368)	$(1,246,358)	$13,874	$130	$(34,825)
Net realized gain (loss) on sales of investments	96,681	11,564,138	36,002	171	67,948
Distributions from capital gains	—	—	40,583	—	—
Net change in unrealized appreciation or depreciation of investments	585,110	31,342,340	276,807	31,205	657,340
Net increase (decrease) in net assets resulting from operations	656,423	41,660,120	367,266	31,506	690,463

Contract transactions
Contract purchase payments	1,269,010	1,222,856	949,675	43,687	947,072
Net transfers(1)	53,676	(16,326,065)	635,944	751,646	823,027
Transfers for policy loans	(2,374)	17,496	(491)	(408)	(364)
Adjustments to net assets allocated to contracts in payment period	—	(73,507)	—	—	—
Contract charges	(526)	(319,931)	(213)	(42)	(601)
Contract terminations:
Surrender benefits	(51,581)	(14,887,029)	(31,264)	(7,892)	(102,799)
Death benefits	—	(1,091,239)	(52,165)	—	—
Increase (decrease) from contract transactions	1,268,205	(31,457,419)	1,501,486	786,991	1,666,335
Net assets at beginning of year	1,543,848	136,991,424	1,246,614	—	1,966,267
Net assets at end of year	$3,468,476	$147,194,125	$3,115,366	$818,497	$4,323,065

Accumulation unit activity
Units outstanding at beginning of year	1,184,561	69,565,877	1,038,939	—	1,623,311
Contract purchase payments	817,407	561,843	721,893	41,684	706,155
Net transfers(1)	37,359	(7,232,800)	472,493	743,107	608,841
Transfers for policy loans	(1,518)	7,227	(352)	(404)	(258)
Contract charges	(342)	(141,632)	(162)	(42)	(429)
Contract terminations:
Surrender benefits	(33,901)	(6,262,334)	(23,458)	(6,945)	(76,812)
Death benefits	—	(474,223)	(40,059)	—	—
Units outstanding at end of year	2,003,566	56,023,958	2,169,294	777,400	2,860,808

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

280	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Sit Divd Gro, Cl 3	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
Operations
Investment income (loss) — net	$(394,178)	$(19,562)	$(54,601)	$(141,787)	$(10,807)
Net realized gain (loss) on sales of investments	2,730,440	(67,499)	140,838	819,331	(8,929)
Distributions from capital gains	—	53,849	—	—	15,028
Net change in unrealized appreciation or depreciation of investments	8,169,469	(111,618)	1,340,406	4,043,201	(27,640)
Net increase (decrease) in net assets resulting from operations	10,505,731	(144,830)	1,426,643	4,720,745	(32,348)

Contract transactions
Contract purchase payments	424,462	750,993	1,784,407	256,402	906,147
Net transfers(1)	(1,525,936)	(927,515)	162,900	952,698	(429,970)
Transfers for policy loans	4,481	—	(2,978)	1,025	—
Adjustments to net assets allocated to contracts in payment period	(17,147)	—	—	(4,996)	—
Contract charges	(124,777)	(296)	(1,248)	(13,865)	(166)
Contract terminations:
Surrender benefits	(3,668,101)	(138,988)	(97,513)	(1,603,580)	(70,932)
Death benefits	(348,196)	—	(33,631)	(108,869)	(138,222)
Increase (decrease) from contract transactions	(5,255,214)	(315,806)	1,811,937	(521,185)	266,857
Net assets at beginning of year	40,838,076	3,576,103	3,421,241	13,797,034	1,951,832
Net assets at end of year	$46,088,593	$3,115,467	$6,659,821	$17,996,594	$2,186,341

Accumulation unit activity
Units outstanding at beginning of year	39,258,276	3,405,356	2,602,671	9,679,705	1,916,406
Contract purchase payments	358,857	725,289	1,189,286	158,386	896,826
Net transfers(1)	(1,302,137)	(916,532)	94,292	555,829	(424,480)
Transfers for policy loans	4,006	—	(1,898)	1,447	—
Contract charges	(104,641)	(289)	(786)	(8,243)	(165)
Contract terminations:
Surrender benefits	(3,099,432)	(135,629)	(63,886)	(944,938)	(69,794)
Death benefits	(294,935)	—	(22,001)	(64,539)	(136,753)
Units outstanding at end of year	34,819,994	3,078,195	3,797,678	9,377,647	2,182,040

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	281

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2
Operations
Investment income (loss) — net	$5,675,402	$(2,728,873)	$229,263	$606,334	$(498,054)
Net realized gain (loss) on sales of investments	9,348,851	15,786,397	1,075,051	1,244,958	3,762,837
Distributions from capital gains	22,333,670	32,142,042	—	2,419,735	—
Net change in unrealized appreciation or depreciation of investments	26,225,119	58,853,478	3,741,002	4,001,060	14,771,841
Net increase (decrease) in net assets resulting from operations	63,583,042	104,053,044	5,045,316	8,272,087	18,036,624

Contract transactions
Contract purchase payments	4,030,644	4,250,592	281,781	628,492	2,016,326
Net transfers(1)	(6,790,572)	(18,019,394)	(597,784)	(4,302,466)	(4,673,827)
Transfers for policy loans	58,465	4,001	28,096	17,304	(6,611)
Adjustments to net assets allocated to contracts in payment period	(82,398)	(175,889)	5,793	(17,944)	13,446
Contract charges	(351,801)	(340,903)	(24,883)	(74,278)	(46,426)
Contract terminations:
Surrender benefits	(33,098,561)	(39,004,563)	(4,162,447)	(4,893,127)	(8,583,844)
Death benefits	(2,397,708)	(2,880,520)	(343,613)	(465,926)	(524,641)
Increase (decrease) from contract transactions	(38,631,931)	(56,166,676)	(4,813,057)	(9,107,945)	(11,805,577)
Net assets at beginning of year	317,596,835	343,871,742	28,892,653	49,421,445	66,546,973
Net assets at end of year	$342,547,946	$391,758,110	$29,124,912	$48,585,587	$72,778,020

Accumulation unit activity
Units outstanding at beginning of year	137,800,675	166,631,228	19,664,728	40,039,903	42,607,535
Contract purchase payments	1,806,951	1,942,792	175,149	496,740	1,267,802
Net transfers(1)	(2,313,948)	(7,158,642)	(361,831)	(3,404,399)	(2,628,768)
Transfers for policy loans	22,581	2,847	17,346	13,452	(3,543)
Contract charges	(139,458)	(143,470)	(15,551)	(60,299)	(25,955)
Contract terminations:
Surrender benefits	(12,345,497)	(15,648,774)	(2,572,722)	(3,526,630)	(4,703,032)
Death benefits	(909,700)	(1,204,354)	(216,528)	(336,429)	(296,004)
Units outstanding at end of year	123,921,604	144,421,627	16,690,591	33,222,338	36,218,035

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

282	■ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II(2)
Operations
Investment income (loss) — net	$(666,116)	$156,418
Net realized gain (loss) on sales of investments	3,110,788	(5,473)
Distributions from capital gains	3,741,776	—
Net change in unrealized appreciation or depreciation of investments	22,342,123	(99,937)
Net increase (decrease) in net assets resulting from operations	28,528,571	51,008

Contract transactions
Contract purchase payments	2,788,308	486,220
Net transfers(1)	(2,540,112)	2,560,675
Transfers for policy loans	(23,861)	(555)
Adjustments to net assets allocated to contracts in payment period	(8,406)	—
Contract charges	(40,168)	(549)
Contract terminations:
Surrender benefits	(6,920,859)	(45,392)
Death benefits	(366,776)	—
Increase (decrease) from contract transactions	(7,111,874)	3,000,399
Net assets at beginning of year	63,273,528	—
Net assets at end of year	$84,690,225	$3,051,407

Accumulation unit activity
Units outstanding at beginning of year	42,723,604	—
Contract purchase payments	1,575,473	484,538
Net transfers(1)	(1,757,978)	2,570,216
Transfers for policy loans	(13,884)	(577)
Contract charges	(21,980)	(549)
Contract terminations:
Surrender benefits	(3,755,895)	(44,520)
Death benefits	(197,061)	—
Units outstanding at end of year	38,552,279	3,009,108

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	283

Notes to Financial Statements

1.  ORGANIZATION

RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity® (RAVA)

RiverSource Retirement Advisor Variable Annuity® – Band 3 (RAVA Band 3)*

RiverSource Retirement Advisor Advantage® Variable Annuity (RAVA Advantage)

RiverSource Retirement Advisor Select® Variable Annuity (RAVA Select)

RiverSource Retirement Advisor Advantage® Variable Annuity – Band 3 (RAVA Advantage Band 3)*

RiverSource Retirement Advisor Advantage Plus® Variable Annuity (RAVA Advantage Plus)

RiverSource Retirement Advisor Select Plus® Variable Annuity (RAVA Select Plus)

RiverSource Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)

RiverSource Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)

RiverSource Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® Flexible Portfolio Annuity (FPA)

RiverSource® Retirement Group Annuity Contract I (Retirement GAC I)

RiverSource® Retirement Group Annuity Contract II (Retirement GAC II)

*	New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B) (previously AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B))
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B) (previously AllianceBernstein VPS Global Thematic Growth Portfolio (Class B))
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B) (previously AllianceBernstein VPS Growth and Income Portfolio (Class B))
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B) (previously AllianceBernstein VPS International Value Portfolio (Class B))

284	■ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Fund
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B) (previously AllianceBernstein VPS Large Cap Growth Portfolio (Class B))
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 2	Columbia Variable Portfolio – Cash Management Fund (Class 2)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Core Bond, Cl 2	Columbia Variable Portfolio – Core Bond Fund (Class 2)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (previously Columbia Variable Portfolio – Diversified Bond Fund (Class 2))
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (previously Columbia Variable Portfolio – Diversified Bond Fund (Class 3))
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 2	Columbia Variable Portfolio – Global Bond Fund (Class 2)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Select Intl Eq, Cl 2	Columbia Variable Portfolio – Select International Equity Fund (Class 2) (previously Columbia Variable Portfolio – International Opportunity Fund (Class 2))
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3) (previously Columbia Variable Portfolio – International Opportunity Fund (Class 3))
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 2	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Marsico Gro, Cl 1	Columbia Variable Portfolio – Marsico Growth Fund (Class 1)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunities Fund (Class 2) (previously Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2))
Col VP Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (previously Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2))
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3))
Col VP Mid Cap Val, Cl 2	Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (previously Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2))
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3))
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (previously Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2))
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (previously Columbia Variable Portfolio – S&P 500 Index Fund (Class 3))

RIVERSOURCE VARIABLE ACCOUNT 10 ■	285

Division	Fund
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B (previously DWS Alternative Asset Allocation VIP, Class B)
Drey VIF Intl Eq, Serv	Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Flex Bond, Serv	Janus Aspen Series Flexible Bond Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class(2)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Abs Return Multi-Mgr, Cl S	Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)
NB AMT Intl Eq, Cl S	Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S)
NB AMT Soc Responsive, Cl S	Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)
Oppen Eq Inc VA, Serv	Oppenheimer Equity Income Fund/VA, Service Shares
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class

286	■ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Fund
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	Van Eck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AC Div Bond, Cl 2	Variable Portfolio – American Century Diversified Bond Fund (Class 2)
VP AQR Man Fut Strategy, Cl 2	Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 2	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Col Wanger Intl Eq, Cl 2	Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)
Col VP US Eq, Cl 2	Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (previously Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2))
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP DFA Intl Val, Cl 2	Variable Portfolio – DFA International Value Fund (Class 2)
VP EV Floating Rate Inc, Cl 2	Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)
VP GS Commodity Strategy, Cl 2	Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)(3)
VP Holl Lg Cap Gro, Cl 2	Variable Portfolio – Holland Large Cap Growth Fund (Class 2)
VP Invesco Intl Gro, Cl 2	Variable Portfolio – Invesco International Growth Fund (Class 2)
VP JPM Core Bond, Cl 2	Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)
VP Jennison Mid Cap Gro, Cl 2	Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)
VP Loomis Sayles Gro, Cl 2	Variable Portfolio – Loomis Sayles Growth Fund (Class 2)
VP MFS Val, Cl 2	Variable Portfolio – MFS Value Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP MS Global Real Est, Cl 2	Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)
VP NFJ Divd Val, Cl 2	Variable Portfolio – NFJ Dividend Value Fund (Class 2)
VP Nuveen Winslow Lg Cap Gro, Cl 2	Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Pyramis Intl Eq, Cl 2	Variable Portfolio – Pyramis® International Equity Fund (Class 2)
VP Pyrford Intl Eq, Cl 2	Variable Portfolio – Pyrford International Equity Fund (Class 2)
VP Sit Divd Gro, Cl 2	Variable Portfolio – Sit Dividend Growth Fund (Class 2)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3)
VP TCW Core Plus Bond, Cl 2	Variable Portfolio – TCW Core Plus Bond Fund (Class 2)
VP Vty Estb Val, Cl 2	Variable Portfolio – Victory Established Value Fund (Class 2)
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3)
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Index Asset Alloc, Cl 2	Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Opp, Cl 2	Wells Fargo Advantage VT Opportunity Fund – Class 2
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Columbia Variable Portfolio – High Income Fund (Class 2) merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 26, 2013.
(2)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.
(3)	Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) is scheduled to liquidate on May 1, 2015.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	287

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contracts.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2014.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 22, 2015. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

288	■ RIVERSOURCE VARIABLE ACCOUNT 10

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Band 3	0.55%
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)
RAVA Advantage Band 3	0.55%
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.50% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.75% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.90% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.40% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
FPA	1.25%
Retirement GAC I	0.60%
Retirement GAC II	0.95%

4.  CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product’s prospectus.

RIVERSOURCE VARIABLE ACCOUNT 10 ■	289

5.  SURRENDER CHARGES

RiverSource Life may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:
Investment Management Services Agreement	Columbia Management Investment Advisers, LLC
Administrative Services Agreement	Columbia Management Investment Advisers, LLC
Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2014 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$2,709,726
AB VPS Global Thematic Gro, Cl B	1,325,738
AB VPS Gro & Inc, Cl B	4,293,811
AB VPS Intl Val, Cl B	10,936,558
AB VPS Lg Cap Gro, Cl B	7,381,481
ALPS Alerian Engy Infr, Class III	34,530,924
AC VP Intl, Cl I	875,899
AC VP Intl, Cl II	2,300,899
AC VP Mid Cap Val, Cl II	10,830,106
AC VP Ultra, Cl II	3,171,664
AC VP Val, Cl I	1,547,908
AC VP Val, Cl II	16,068,600
BlackRock Global Alloc, Cl III	33,408,621
Calvert VP SRI Bal	3,146,729
CB Var Sm Cap Gro, Cl I	5,433,576
Col VP Bal, Cl 3	35,100,210
Col VP Cash Mgmt, Cl 2	30,512,368
Col VP Cash Mgmt, Cl 3	52,684,801
Col VP Commodity Strategy, Cl 2	1,379,601
Col VP Contrarian Core, Cl 2	17,721,996
Col VP Core Bond, Cl 2	6,066,061
Col VP Inter Bond, Cl 2	6,711,492
Col VP Inter Bond, Cl 3	27,470,476
Col VP Divd Opp, Cl 2	10,432,952
Col VP Divd Opp, Cl 3	7,368,831
Col VP Emerg Mkts Bond, Cl 2	7,137,958
Col VP Emer Mkts, Cl 2	5,955,815
Col VP Emer Mkts, Cl 3	6,844,936
Col VP Global Bond, Cl 2	1,931,041
Col VP Global Bond, Cl 3	11,353,522
Col VP Hi Yield Bond, Cl 2	15,433,582
Col VP Hi Yield Bond, Cl 3	36,055,574
Col VP Inc Opp, Cl 2	10,432,051
Col VP Inc Opp, Cl 3	7,198,138
Col VP Select Intl Eq, Cl 2	2,690,403

Division	Purchases
Col VP Select Intl Eq, Cl 3	$4,441,728
Col VP Lg Cap Gro, Cl 2	3,878,411
Col VP Lg Cap Gro, Cl 3	3,865,522
Col VP Lg Core Quan, Cl 2	4,629,147
Col VP Lg Core Quan, Cl 3	5,164,505
Col VP Limited Duration Cr, Cl 2	13,383,771
Col VP Man Vol Conserv, Cl 2	103,098,118
Col VP Man Vol Conserv Gro, Cl 2	393,741,921
Col VP Man Vol Gro, Cl 2	3,584,083,043
Col VP Man Vol Mod Gro, Cl 2	3,244,170,257
Col VP Marsico Gro, Cl 1	29,258,758
Col VP Intl Opp, Cl 2	3,793,936
Col VP Mid Cap Gro, Cl 2	1,988,388
Col VP Mid Cap Gro, Cl 3	1,335,632
Col VP Mid Cap Val, Cl 2	5,914,133
Col VP Mid Cap Val, Cl 3	4,976,503
Col VP Div Abs Return, Cl 2	2,031,198
Col VP Lg Cap Index, Cl 3	33,970,100
Col VP Select Lg Cap Val, Cl 2	5,053,186
Col VP Select Lg Cap Val, Cl 3	9,180,044
Col VP Select Sm Cap Val, Cl 2	2,766,346
Col VP Select Sm Cap Val, Cl 3	4,405,738
Col VP Strategic Inc, Cl 2	5,519,425
Col VP US Govt Mtge, Cl 2	3,077,391
Col VP US Govt Mtge, Cl 3	9,148,249
CS Commodity Return	2,748,874
Deutsche Alt Asset Alloc VIP, Cl B	8,411,744
Drey VIF Intl Eq, Serv	1,172,333
EV VT Floating-Rate Inc	16,442,587
Fid VIP Contrafund, Serv Cl 2	31,831,654
Fid VIP Gro & Inc, Serv Cl	1,816,228
Fid VIP Gro & Inc, Serv Cl 2	3,053,068
Fid VIP Mid Cap, Serv Cl	3,019,751
Fid VIP Mid Cap, Serv Cl 2	21,053,892
Fid VIP Overseas, Serv Cl	772,424

290	■ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Purchases
Fid VIP Overseas, Serv Cl 2	$4,945,804
Fid VIP Strategic Inc, Serv Cl 2	34,081,354
FTVIPT Frank Global Real Est, Cl 2	4,609,644
FTVIPT Frank Inc, Cl 2	46,963,097
FTVIPT Frank Mutual Shares, Cl 2	7,863,689
FTVIPT Frank Sm Cap Val, Cl 2	19,763,490
FTVIPT Temp Global Bond, Cl 2	19,816,253
GS VIT Mid Cap Val, Inst	42,429,288
GS VIT Multi-Strategy Alt, Advisor	1,107,678
GS VIT Sm Cap Eq Insights, Inst	1,246,337
GS VIT U.S. Eq Insights, Inst	13,151,121
Invesco VI Am Fran, Ser I	557,425
Invesco VI Am Fran, Ser II	1,776,173
Invesco VI Bal Risk Alloc, Ser II	17,575,370
Invesco VI Comstock, Ser II	5,602,520
Invesco VI Core Eq, Ser I	1,404,598
Invesco VI Div Divd, Ser I	4,907,307
Invesco VI Div Divd, Ser II	1,911,709
Invesco VI Global Hlth, Ser II	12,292,343
Invesco VI Intl Gro, Ser II	12,680,601
Invesco VI Mid Cap Gro, Ser I	313,343
Invesco VI Mid Cap Gro, Ser II	1,212,718
Invesco VI Tech, Ser I	4,129,844
Ivy VIP Asset Strategy	34,257,207
Janus Aspen Enterprise, Serv	1,449,823
Janus Aspen Flex Bond, Serv	13,648,478
Janus Aspen Gbl Alloc Mod, Serv	4,626,930
Janus Aspen Global Tech, Serv	2,067,398
Janus Aspen Janus, Serv	5,130,391
Janus Aspen Overseas, Serv	7,182,744
Lazard Ret Global Dyn MA, Serv	14,488,876
MFS Inv Gro Stock, Serv Cl	7,596,801
MFS New Dis, Serv Cl	11,271,904
MFS Utilities, Serv Cl	33,766,969
MS UIF Global Real Est, Cl II	4,292,013
MS UIF Mid Cap Gro, Cl II	12,836,941
NB AMT Abs Return Multi-Mgr, Cl S	1,196,845
NB AMT Intl Eq, Cl S	2,236,036
NB AMT Soc Responsive, Cl S	2,055,266
Oppen Eq Inc VA, Serv	865,990
Oppen Global VA, Serv	14,210,644
Oppen Global Strategic Inc VA, Srv	26,789,965
Oppen Main St Sm Cap VA, Serv	22,490,446
PIMCO VIT All Asset, Advisor Cl	12,721,029
PIMCO VIT Glb MA Man Alloc, Adv Cl	1,116,155
PIMCO VIT Tot Return, Advisor Cl	6,109,896
Put VT Global Hlth Care, Cl IB	5,796,550
Put VT Intl Eq, Cl IB	1,860,497
Put VT Multi-Cap Gro, Cl IA	546,052
Put VT Multi-Cap Gro, Cl IB	2,337,598
Royce Micro-Cap, Invest Cl	1,984,404

Division	Purchases
Third Ave Val	$922,145
VanEck VIP Global Gold, Cl S	4,065,326
VP Aggr, Cl 2	116,607,378
VP Aggr, Cl 4	17,632,995
VP AC Div Bond, Cl 2	1,444,385
VP AQR Man Fut Strategy, Cl 2	5,611,290
VP BR Gl Infl Prot Sec, Cl 2	2,424,292
VP BR Gl Infl Prot Sec, Cl 3	4,615,544
VP Col Wanger Intl Eq, Cl 2	8,819,825
Col VP US Eq, Cl 2	4,328,328
VP Conserv, Cl 2	73,637,079
VP Conserv, Cl 4	36,700,127
VP DFA Intl Val, Cl 2	3,455,508
VP EV Floating Rate Inc, Cl 2	13,882,049
VP GS Commodity Strategy, Cl 2	2,268,675
VP Holl Lg Cap Gro, Cl 2	1,487,957
VP Invesco Intl Gro, Cl 2	7,154,767
VP JPM Core Bond, Cl 2	1,168,738
VP Jennison Mid Cap Gro, Cl 2	3,076,782
VP Loomis Sayles Gro, Cl 2	1,572,324
VP MFS Val, Cl 2	6,244,413
VP Mod, Cl 2	345,879,841
VP Mod, Cl 4	81,737,997
VP Mod Aggr, Cl 2	216,020,767
VP Mod Aggr, Cl 4	19,016,170
VP Mod Conserv, Cl 2	117,669,147
VP Mod Conserv, Cl 4	36,125,053
VP MS Global Real Est, Cl 2	8,273,881
VP Multi-Mgr Div Inc, Cl 2	713,457
VP Multi-Mgr Int Rate Adapt, Cl 2	867,772
VP NFJ Divd Val, Cl 2	2,580,114
VP Nuveen Winslow Lg Cap Gro, Cl 2	1,888,983
VP Ptnrs Sm Cap Gro, Cl 2	1,112,193
VP Ptnrs Sm Cap Val, Cl 2	1,269,912
VP Ptnrs Sm Cap Val, Cl 3	2,652,428
VP Pyramis Intl Eq, Cl 2	2,737,187
VP Pyrford Intl Eq, Cl 2	1,852,731
VP Sit Divd Gro, Cl 2	2,114,154
VP Sit Divd Gro, Cl 3	1,959,755
VP TCW Core Plus Bond, Cl 2	408,589
VP Vty Estb Val, Cl 2	2,022,956
VP Vty Estb Val, Cl 3	1,647,980
VP WF Short Duration Govt, Cl 2	4,775,991
Wanger Intl	47,367,569
Wanger USA	47,688,305
WF Adv VT Index Asset Alloc, Cl 2	1,885,514
WF Adv VT Intl Eq, Cl 2	4,465,361
WF Adv VT Opp, Cl 2	2,203,913
WF Adv VT Sm Cap Gro, Cl 2	13,571,671
WA Var Global Hi Yd Bond, Cl II	5,048,781

RIVERSOURCE VARIABLE ACCOUNT 10 ■	291

8.   ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
0.55%	$1.11	$1.40	$1.94	$1.78	$—
0.60%	1.11	—	—	—	1.52
0.75%	1.11	1.37	1.89	1.73	—
0.85%	1.10	1.38	1.69	0.85	1.85
0.95%	1.10	1.35	1.84	1.69	2.04
1.00%	1.10	1.34	1.99	1.75	—
1.05%	1.10	1.36	1.66	0.83	1.81
1.10%	1.10	1.35	1.66	0.83	1.81
1.15%	1.10	—	—	—	1.51
1.20%	1.10	1.32	1.94	1.70	2.02
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.10	1.33	1.64	0.82	1.78
1.30%	1.09	1.33	1.63	0.82	1.78
1.35%	1.09	—	—	—	2.00
1.40%	1.09	—	—	—	2.00
1.45%	1.09	1.31	1.61	0.80	1.75
1.50%	1.09	—	—	—	1.49
1.55%	1.09	—	—	—	1.98
1.60%	1.09	—	—	—	1.98
1.65%	1.09	—	—	—	1.98
1.70%	1.09	—	—	—	1.97
1.75%	1.09	—	—	—	1.97
1.80%	1.08	—	—	—	1.96
1.85%	1.08	—	—	—	1.48
1.90%	1.08	—	—	—	1.48

Subaccount	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
0.55%	$1.19	$1.53	$1.67	$1.76	$1.81
0.60%	1.19	—	—	—	—
0.75%	1.18	1.49	1.63	1.74	1.77
0.85%	1.18	—	—	2.14	1.84
0.95%	1.18	1.44	1.58	1.71	1.74
1.00%	1.18	—	1.83	1.70	1.73
1.05%	1.18	—	—	2.11	1.81
1.10%	1.18	—	—	2.10	1.80
1.15%	1.18	—	—	—	—
1.20%	1.18	—	1.78	1.68	1.70
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.17	—	—	2.07	1.78
1.30%	1.17	—	—	2.06	1.77
1.35%	1.17	—	—	—	—
1.40%	1.17	—	—	—	—
1.45%	1.17	—	—	2.04	1.75
1.50%	1.17	—	—	—	—
1.55%	1.17	—	—	—	—
1.60%	1.17	—	—	—	—
1.65%	1.17	—	—	—	—
1.70%	1.17	—	—	—	—
1.75%	1.16	—	—	—	—
1.80%	1.16	—	—	—	—
1.85%	1.16	—	—	—	—
1.90%	1.16	—	—	—	—

292	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	CB Var Sm Cap Gro, Cl I
0.55%	$2.95	$2.47	$1.19	$1.61	$1.93
0.60%	—	1.52	1.19	—	—
0.75%	2.86	2.41	1.18	1.56	1.90
0.85%	—	1.75	1.18	—	1.88
0.95%	2.78	2.34	1.18	1.51	1.87
1.00%	—	2.32	1.18	1.72	1.86
1.05%	—	1.72	1.17	—	1.86
1.10%	—	1.71	1.17	—	1.85
1.15%	—	1.51	1.17	—	—
1.20%	—	2.26	1.17	1.67	1.83
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.69	1.17	—	1.83
1.30%	—	1.68	1.17	—	1.82
1.35%	—	1.88	1.16	—	—
1.40%	—	1.88	1.16	—	—
1.45%	—	1.66	1.16	—	1.80
1.50%	—	1.50	1.16	—	—
1.55%	—	1.87	1.16	—	—
1.60%	—	1.86	1.16	—	—
1.65%	—	1.86	1.16	—	—
1.70%	—	1.85	1.15	—	—
1.75%	—	1.85	1.15	—	—
1.80%	—	1.84	1.15	—	—
1.85%	—	1.48	1.15	—	—
1.90%	—	1.48	1.15	—	—

Subaccount	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	$1.86	$—	$1.21	$0.73	$1.36
0.60%	1.37	0.98	—	0.72	1.36
0.75%	1.81	—	1.17	0.72	1.36
0.85%	1.64	0.96	1.02	0.72	1.36
0.95%	1.75	0.96	1.14	0.72	1.36
1.00%	1.95	—	1.04	0.72	1.35
1.05%	1.62	0.95	1.01	0.72	1.35
1.10%	1.61	0.95	1.00	0.72	1.35
1.15%	1.36	0.97	—	0.72	1.35
1.20%	1.90	0.95	1.01	0.72	1.35
1.25%	—	—	—	—	—
1.25%	1.59	—	0.99	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.64	—	1.23	—	—
1.25%	—	0.95	—	0.72	1.35
1.30%	1.58	0.94	0.98	0.72	1.35
1.35%	1.69	0.94	—	0.72	1.35
1.40%	1.69	0.94	—	0.71	1.34
1.45%	1.56	0.94	0.97	0.71	1.34
1.50%	1.35	0.96	—	0.71	1.34
1.55%	1.68	0.93	—	0.71	1.34
1.60%	1.67	0.93	—	0.71	1.34
1.65%	1.67	0.93	—	0.71	1.34
1.70%	1.66	0.93	—	0.71	1.34
1.75%	1.66	0.92	—	0.71	1.34
1.80%	1.66	0.92	—	0.71	1.34
1.85%	1.33	0.95	—	0.71	1.33
1.90%	1.33	0.95	—	0.71	1.33

RIVERSOURCE VARIABLE ACCOUNT 10 ■	293

Subaccount	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
0.55%	$1.00	$—	$1.88	$—	$2.53
0.60%	1.00	1.07	—	1.39	—
0.75%	1.00	—	1.82	—	2.46
0.85%	0.99	1.16	1.41	1.75	1.52
0.95%	0.99	1.15	1.77	1.75	2.39
1.00%	0.99	—	1.55	—	2.42
1.05%	0.99	1.14	1.39	1.74	1.50
1.10%	0.99	1.14	1.38	1.73	1.49
1.15%	0.99	1.05	—	1.38	—
1.20%	0.99	1.14	1.51	1.73	2.34
1.25%	—	—	—	—	2.29
1.25%	—	—	1.37	—	1.47
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	1.90	—	—
1.25%	0.99	1.13	—	1.72	—
1.30%	0.99	1.13	1.36	1.72	1.46
1.35%	0.99	1.13	—	1.71	—
1.40%	0.99	1.13	—	1.71	—
1.45%	0.98	1.12	1.34	1.71	1.45
1.50%	0.98	1.04	—	1.37	—
1.55%	0.98	1.12	—	1.70	—
1.60%	0.98	1.12	—	1.70	—
1.65%	0.98	1.11	—	1.69	—
1.70%	0.98	1.11	—	1.69	—
1.75%	0.98	1.11	—	1.68	—
1.80%	0.98	1.11	—	1.68	—
1.85%	0.98	1.03	—	1.36	—
1.90%	0.98	1.03	—	1.36	—

Subaccount	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
0.55%	$0.91	$—	$2.46	$—	$1.84
0.60%	0.91	1.00	—	0.96	—
0.75%	0.91	—	2.35	—	1.79
0.85%	0.91	1.07	1.53	1.04	1.30
0.95%	0.91	1.07	2.29	1.03	1.74
1.00%	0.91	—	3.04	—	1.69
1.05%	0.91	1.06	1.50	1.03	1.28
1.10%	0.91	1.06	1.50	1.03	1.27
1.15%	0.91	0.99	—	0.95	—
1.20%	0.90	1.05	2.96	1.02	1.64
1.25%	—	—	1.86	—	—
1.25%	—	—	1.48	—	1.26
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.84
1.25%	—	—	—	—	—
1.25%	0.90	1.05	—	1.02	—
1.30%	0.90	1.05	1.47	1.02	1.25
1.35%	0.90	1.05	—	1.01	—
1.40%	0.90	1.05	—	1.01	—
1.45%	0.90	1.04	1.45	1.01	1.23
1.50%	0.90	0.98	—	0.94	—
1.55%	0.90	1.04	—	1.01	—
1.60%	0.90	1.04	—	1.00	—
1.65%	0.90	1.03	—	1.00	—
1.70%	0.90	1.03	—	1.00	—
1.75%	0.90	1.03	—	1.00	—
1.80%	0.90	1.03	—	0.99	—
1.85%	0.89	0.97	—	0.93	—
1.90%	0.89	0.97	—	0.93	—

294	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 2
0.55%	$—	$2.40	$0.93	$1.96	$—
0.60%	1.19	—	1.18	—	1.15
0.75%	—	2.32	0.92	1.92	—
0.85%	1.40	1.81	1.37	1.78	1.32
0.95%	1.39	2.25	1.37	1.88	1.32
1.00%	—	2.40	0.92	1.87	—
1.05%	1.38	1.78	1.36	1.75	1.31
1.10%	1.38	1.77	1.36	1.74	1.31
1.15%	1.17	—	1.16	—	1.16
1.20%	1.38	2.33	1.35	1.83	1.30
1.25%	—	—	—	—	—
1.25%	—	1.75	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.48	—	—	—
1.25%	—	—	—	—	—
1.25%	1.37	—	1.35	1.72	1.30
1.30%	1.37	1.74	1.35	1.71	1.30
1.35%	1.37	—	1.34	—	1.29
1.40%	1.36	—	1.34	—	1.29
1.45%	1.36	1.72	1.34	1.69	1.29
1.50%	1.16	—	1.15	—	1.15
1.55%	1.35	—	1.33	—	1.28
1.60%	1.35	—	1.33	—	1.28
1.65%	1.35	—	1.33	—	1.28
1.70%	1.34	—	1.32	—	1.27
1.75%	1.34	—	1.32	—	1.27
1.80%	1.34	—	1.32	—	1.27
1.85%	1.15	—	1.14	—	1.14
1.90%	1.15	—	1.14	—	1.14

Subaccount	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2	Col VP Lg Core Quan, Cl 3
0.55%	$1.23	$—	$1.12	$—	$1.49
0.60%	—	1.49	—	1.50	—
0.75%	1.19	—	1.10	—	1.44
0.85%	1.24	2.01	1.69	2.14	1.72
0.95%	1.15	2.00	1.06	2.13	1.40
1.00%	1.81	—	1.72	—	1.77
1.05%	1.21	1.99	1.66	2.12	1.70
1.10%	1.21	1.99	1.65	2.12	1.69
1.15%	—	1.47	—	1.49	—
1.20%	1.76	1.98	1.67	2.11	1.87
1.25%	—	—	—	—	—
1.25%	1.19	—	—	—	1.67
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.53	—	—	—	2.22
1.25%	—	1.97	1.63	2.11	—
1.30%	1.19	1.97	1.62	2.10	1.66
1.35%	—	1.96	—	2.10	—
1.40%	—	1.96	—	2.09	—
1.45%	1.17	1.95	1.60	2.09	1.64
1.50%	—	1.46	—	1.47	—
1.55%	—	1.95	—	2.08	—
1.60%	—	1.94	—	2.07	—
1.65%	—	1.94	—	2.07	—
1.70%	—	1.93	—	2.06	—
1.75%	—	1.93	—	2.06	—
1.80%	—	1.93	—	2.05	—
1.85%	—	1.44	—	1.46	—
1.90%	—	1.44	—	1.46	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	295

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
0.55%	$0.95	$1.04	$1.05	$1.07	$1.06
0.60%	1.03	1.01	1.01	1.01	1.01
0.75%	0.95	1.04	1.05	1.07	1.06
0.85%	1.08	1.04	1.05	1.07	1.06
0.95%	1.07	1.04	1.08	1.16	1.20
1.00%	0.95	1.03	1.05	1.07	1.06
1.05%	1.07	1.04	1.08	1.16	1.20
1.10%	1.06	1.04	1.08	1.16	1.11
1.15%	1.02	1.04	1.08	1.16	1.19
1.20%	1.06	1.04	1.08	1.15	1.19
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.06	1.03	1.04	1.07	1.06
1.30%	1.05	1.04	1.08	1.15	1.19
1.35%	1.05	1.04	1.07	1.15	1.19
1.40%	1.05	1.04	1.07	1.15	1.19
1.45%	1.05	1.04	1.07	1.15	1.18
1.50%	1.01	1.03	1.07	1.15	1.18
1.55%	1.04	1.03	1.07	1.15	1.18
1.60%	1.04	1.03	1.07	1.15	1.10
1.65%	1.04	1.03	1.07	1.15	1.18
1.70%	1.03	1.03	1.07	1.14	1.18
1.75%	1.03	1.03	1.07	1.14	1.17
1.80%	1.03	1.03	1.07	1.14	1.17
1.85%	1.00	1.03	1.07	1.14	1.17
1.90%	1.00	1.03	1.06	1.14	1.17

Subaccount	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
0.55%	$1.74	$1.11	$—	$2.06	$—
0.60%	—	1.15	1.33	—	1.58
0.75%	1.71	1.10	—	1.97	—
0.85%	1.82	1.23	1.62	1.69	2.04
0.95%	1.68	1.08	1.62	1.92	2.03
1.00%	1.67	1.07	—	1.97	—
1.05%	1.79	1.20	1.61	1.66	2.02
1.10%	1.78	1.20	1.61	1.65	2.01
1.15%	—	1.16	1.31	—	1.57
1.20%	1.64	1.05	1.60	1.92	2.01
1.25%	—	—	—	—	—
1.25%	—	—	—	1.63	—
1.25%	—	—	—	1.49	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.76	1.18	1.59	—	2.00
1.30%	1.75	1.18	1.59	1.63	2.00
1.35%	—	1.30	1.59	—	1.99
1.40%	—	1.30	1.58	—	1.99
1.45%	1.73	1.16	1.58	1.61	1.98
1.50%	—	1.14	1.30	—	1.56
1.55%	—	1.29	1.57	—	1.98
1.60%	—	1.29	1.57	—	1.97
1.65%	—	1.28	1.57	—	1.97
1.70%	—	1.28	1.56	—	1.96
1.75%	—	1.28	1.56	—	1.96
1.80%	—	1.28	1.56	—	1.95
1.85%	—	1.13	1.29	—	1.54
1.90%	—	1.13	1.29	—	1.54

296	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
0.55%	$2.30	$0.93	$1.61	$—	$2.12
0.60%	—	0.93	1.51	1.53	—
0.75%	2.25	0.92	1.57	—	2.07
0.85%	1.79	0.92	1.79	2.07	1.78
0.95%	2.20	0.92	1.53	2.06	2.03
1.00%	2.19	0.92	2.01	—	2.02
1.05%	1.76	0.92	1.76	2.05	1.75
1.10%	1.75	0.92	1.75	2.05	1.74
1.15%	—	0.92	1.50	1.54	—
1.20%	2.15	0.92	1.96	2.04	1.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.73	0.92	1.73	2.03	1.72
1.30%	1.72	0.92	1.72	2.03	1.71
1.35%	—	0.91	1.95	2.02	—
1.40%	—	0.91	1.95	2.02	—
1.45%	1.70	0.91	1.70	2.01	1.69
1.50%	—	0.91	1.48	1.52	—
1.55%	—	0.91	1.93	2.01	—
1.60%	—	0.91	1.93	2.00	—
1.65%	—	0.91	1.93	2.00	—
1.70%	—	0.91	1.92	1.99	—
1.75%	—	0.91	1.92	1.99	—
1.80%	—	0.91	1.91	1.98	—
1.85%	—	0.91	1.47	1.51	—
1.90%	—	0.91	1.47	1.51	—

Subaccount	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.55%	$—	$3.02	$—	$—	$1.46
0.60%	1.56	—	1.10	1.03	—
0.75%	—	2.94	—	—	1.41
0.85%	2.08	1.81	1.07	1.03	1.15
0.95%	2.07	2.85	1.07	1.02	1.36
1.00%	—	2.74	—	—	1.19
1.05%	2.06	1.78	1.06	1.02	1.13
1.10%	2.05	1.77	1.06	1.02	1.12
1.15%	1.56	—	1.08	1.01	—
1.20%	2.04	2.67	1.06	1.01	1.16
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.04	1.75	1.06	1.01	1.11
1.30%	2.03	1.74	1.05	1.01	1.10
1.35%	2.03	—	1.05	1.01	—
1.40%	2.03	—	1.05	1.00	—
1.45%	2.02	1.72	1.05	1.00	1.09
1.50%	1.55	—	1.07	1.00	—
1.55%	2.01	—	1.04	1.00	—
1.60%	2.01	—	1.04	1.00	—
1.65%	2.00	—	1.04	0.99	—
1.70%	2.00	—	1.04	0.99	—
1.75%	1.99	—	1.04	0.99	—
1.80%	1.99	—	1.03	0.99	—
1.85%	1.53	—	1.06	0.99	—
1.90%	1.53	—	1.06	0.99	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	297

Subaccount	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.55%	$0.64	$1.03	$—	$1.32	$1.74
0.60%	—	1.03	—	—	1.47
0.75%	0.63	1.03	—	1.30	1.71
0.85%	0.66	1.02	1.22	1.29	1.80
0.95%	0.62	1.02	—	1.28	1.68
1.00%	0.62	1.02	—	1.27	1.67
1.05%	0.64	1.02	1.20	1.26	1.77
1.10%	0.64	1.02	1.19	1.26	1.77
1.15%	—	1.01	—	—	1.45
1.20%	0.61	1.01	—	1.25	1.64
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.63	1.01	1.18	1.24	1.74
1.30%	0.63	1.01	1.17	1.24	1.74
1.35%	—	1.01	—	—	1.88
1.40%	—	1.01	—	—	1.88
1.45%	0.62	1.01	1.16	1.22	1.71
1.50%	—	1.01	—	—	1.44
1.55%	—	1.00	—	—	1.86
1.60%	—	1.00	—	—	1.86
1.65%	—	1.00	—	—	1.85
1.70%	—	1.00	—	—	1.85
1.75%	—	1.00	—	—	1.85
1.80%	—	1.00	—	—	1.84
1.85%	—	1.00	—	—	1.43
1.90%	—	0.99	—	—	1.42

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
0.55%	$1.88	$2.03	$5.71	$3.67	$1.47
0.60%	—	—	—	1.43	—
0.75%	1.83	1.98	5.53	3.57	1.42
0.85%	—	—	—	1.88	—
0.95%	1.77	1.93	5.37	3.48	1.38
1.00%	—	1.99	—	3.36	—
1.05%	—	—	—	1.85	—
1.10%	—	—	—	1.84	—
1.15%	—	—	—	1.42	—
1.20%	—	1.94	—	3.27	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.81	—
1.30%	—	—	—	1.81	—
1.35%	—	—	—	1.73	—
1.40%	—	—	—	1.72	—
1.45%	—	—	—	1.78	—
1.50%	—	—	—	1.41	—
1.55%	—	—	—	1.71	—
1.60%	—	—	—	1.71	—
1.65%	—	—	—	1.70	—
1.70%	—	—	—	1.70	—
1.75%	—	—	—	1.70	—
1.80%	—	—	—	1.69	—
1.85%	—	—	—	1.40	—
1.90%	—	—	—	1.39	—

298	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.55%	$1.76	$1.01	$2.91	$1.12	$2.07
0.60%	—	1.01	—	1.12	1.42
0.75%	1.72	1.01	2.82	1.11	2.02
0.85%	1.20	1.01	1.06	1.11	1.51
0.95%	1.67	1.01	2.74	1.11	1.97
1.00%	1.85	1.01	2.04	1.11	2.06
1.05%	1.18	1.01	1.04	1.11	1.48
1.10%	1.18	1.00	1.03	1.11	1.48
1.15%	—	1.00	—	1.11	1.41
1.20%	1.80	1.00	1.98	1.10	2.01
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.16	1.00	1.01	1.10	1.47
1.30%	1.16	1.00	1.02	1.10	1.45
1.35%	—	1.00	—	1.10	1.64
1.40%	—	1.00	—	1.10	1.64
1.45%	1.14	1.00	0.99	1.10	1.45
1.50%	—	1.00	—	1.10	1.40
1.55%	—	1.00	—	1.10	1.63
1.60%	—	1.00	—	1.10	1.63
1.65%	—	0.99	—	1.10	1.62
1.70%	—	0.99	—	1.09	1.62
1.75%	—	0.99	—	1.09	1.62
1.80%	—	0.99	—	1.09	1.61
1.85%	—	0.99	—	1.09	1.38
1.90%	—	0.99	—	1.09	1.38

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	$4.03	$0.99	$4.69	$0.97	$2.88
0.60%	1.44	0.99	—	0.97	—
0.75%	3.90	0.99	4.55	0.97	2.79
0.85%	1.73	0.99	—	0.97	—
0.95%	3.79	0.99	4.41	0.97	2.71
1.00%	2.87	0.99	3.24	0.97	—
1.05%	1.70	0.99	—	0.97	—
1.10%	1.69	0.99	—	0.97	—
1.15%	1.43	0.98	—	0.97	—
1.20%	2.79	0.98	3.16	0.97	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.67	0.98	—	0.97	—
1.30%	1.66	0.98	—	0.97	—
1.35%	1.93	0.98	—	0.96	—
1.40%	1.92	0.98	—	0.96	—
1.45%	1.64	0.98	—	0.96	—
1.50%	1.42	0.98	—	0.96	—
1.55%	1.91	0.98	—	0.96	—
1.60%	1.90	0.98	—	0.96	—
1.65%	1.90	0.98	—	0.96	—
1.70%	1.90	0.98	—	0.96	—
1.75%	1.89	0.97	—	0.96	—
1.80%	1.89	0.97	—	0.96	—
1.85%	1.41	0.97	—	0.96	—
1.90%	1.40	0.97	—	0.96	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	299

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.55%	$1.82	$1.46	$1.45	$1.04	$2.12
0.60%	—	—	—	1.04	—
0.75%	1.77	1.45	1.44	1.03	2.07
0.85%	1.70	—	1.44	1.03	1.70
0.95%	1.71	1.44	1.43	1.03	2.03
1.00%	2.06	—	1.43	1.03	2.01
1.05%	1.67	—	1.43	1.03	1.67
1.10%	1.67	—	1.43	1.03	1.67
1.15%	—	—	—	1.03	—
1.20%	2.01	—	1.43	1.02	1.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.65	—	1.42	1.02	1.64
1.30%	1.64	—	1.42	1.02	1.64
1.35%	—	—	—	1.02	—
1.40%	—	—	—	1.02	—
1.45%	1.62	—	1.42	1.02	1.62
1.50%	—	—	—	1.02	—
1.55%	—	—	—	1.02	—
1.60%	—	—	—	1.02	—
1.65%	—	—	—	1.02	—
1.70%	—	—	—	1.02	—
1.75%	—	—	—	1.01	—
1.80%	—	—	—	1.01	—
1.85%	—	—	—	1.01	—
1.90%	—	—	—	1.01	—

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	$—	$1.59	$—	$2.18	$1.75
0.60%	—	—	—	—	—
0.75%	—	1.58	—	2.14	1.72
0.85%	—	—	1.56	2.25	1.52
0.95%	—	1.56	—	2.11	1.69
1.00%	—	1.56	—	2.10	1.68
1.05%	—	—	1.54	2.22	1.50
1.10%	—	—	1.54	2.21	1.49
1.15%	—	—	—	—	—
1.20%	—	1.55	—	2.06	1.65
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3.02	—	1.53	2.18	1.47
1.30%	—	—	1.53	2.17	1.46
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	1.52	2.14	1.45
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

300	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
0.55%	$1.43	$1.42	$1.29	$1.14	$1.23
0.60%	—	—	—	1.13	—
0.75%	1.43	1.42	1.26	1.13	1.20
0.85%	—	1.41	—	1.13	—
0.95%	1.42	1.41	1.23	1.13	1.16
1.00%	1.42	1.41	1.43	1.13	—
1.05%	—	1.41	—	1.13	—
1.10%	—	1.40	—	1.13	—
1.15%	—	—	—	1.12	—
1.20%	1.41	1.40	1.39	1.12	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.40	—	1.12	—
1.30%	—	1.40	—	1.12	—
1.35%	—	—	—	1.12	—
1.40%	—	—	—	1.12	—
1.45%	—	1.39	—	1.12	—
1.50%	—	—	—	1.12	—
1.55%	—	—	—	1.12	—
1.60%	—	—	—	1.12	—
1.65%	—	—	—	1.11	—
1.70%	—	—	—	1.11	—
1.75%	—	—	—	1.11	—
1.80%	—	—	—	1.11	—
1.85%	—	—	—	1.11	—
1.90%	—	—	—	1.11	—

Subaccount	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
0.55%	$1.03	$1.22	$0.89	$1.56	$1.37
0.60%	1.03	1.22	—	1.46	—
0.75%	1.02	1.21	0.87	1.54	1.33
0.85%	1.02	1.21	—	1.53	—
0.95%	1.02	1.21	0.84	1.52	1.29
1.00%	1.02	1.20	2.14	1.51	2.27
1.05%	1.02	1.20	—	1.50	—
1.10%	1.02	1.20	—	1.50	—
1.15%	1.02	1.20	—	1.45	—
1.20%	1.02	1.20	2.09	1.49	2.22
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.01	1.20	—	1.48	—
1.30%	1.01	1.19	—	1.48	—
1.35%	1.01	1.19	—	1.81	—
1.40%	1.01	1.19	—	1.81	—
1.45%	1.01	1.19	—	1.46	—
1.50%	1.01	1.19	—	1.43	—
1.55%	1.01	1.19	—	1.80	—
1.60%	1.01	1.18	—	1.79	—
1.65%	1.01	1.18	—	1.79	—
1.70%	1.01	1.18	—	1.79	—
1.75%	1.01	1.18	—	1.78	—
1.80%	1.00	1.18	—	1.78	—
1.85%	1.00	1.18	—	1.42	—
1.90%	1.00	1.17	—	1.42	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	301

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
0.55%	$1.15	$1.26	$1.87	$3.36	$1.41
0.60%	1.15	—	—	1.43	—
0.75%	1.15	1.22	1.81	3.27	1.39
0.85%	1.14	1.90	—	2.26	1.44
0.95%	1.14	1.19	1.76	3.18	1.36
1.00%	1.14	1.86	2.09	3.96	1.36
1.05%	1.14	1.86	—	2.22	1.42
1.10%	1.14	1.86	—	2.21	1.41
1.15%	1.14	—	—	1.42	—
1.20%	1.14	1.81	2.03	3.86	1.33
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.14	1.83	—	2.19	1.39
1.30%	1.14	1.82	—	2.18	1.39
1.35%	1.13	—	—	1.81	—
1.40%	1.13	—	—	1.81	—
1.45%	1.13	1.80	—	2.15	1.37
1.50%	1.13	—	—	1.41	—
1.55%	1.13	—	—	1.79	—
1.60%	1.13	—	—	1.79	—
1.65%	1.13	—	—	1.78	—
1.70%	1.13	—	—	1.78	—
1.75%	1.13	—	—	1.78	—
1.80%	1.13	—	—	1.77	—
1.85%	1.12	—	—	1.39	—
1.90%	1.12	—	—	1.39	—

Subaccount	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
0.55%	$1.81	$0.99	$1.07	$—	$—
0.60%	1.27	0.99	—	1.49	—
0.75%	1.78	0.99	1.06	—	—
0.85%	1.93	0.99	1.18	1.81	1.45
0.95%	1.75	0.99	1.04	1.86	—
1.00%	1.74	0.99	1.03	—	—
1.05%	1.90	0.99	1.16	1.78	1.42
1.10%	1.89	0.99	1.15	1.77	1.42
1.15%	1.27	0.98	—	1.49	—
1.20%	1.71	0.98	1.02	1.84	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.87	0.98	1.14	1.75	1.40
1.30%	1.86	0.98	1.13	1.74	1.39
1.35%	1.68	0.98	—	1.82	—
1.40%	1.68	0.98	—	1.82	—
1.45%	1.84	0.98	1.12	1.72	1.37
1.50%	1.26	0.98	—	1.47	—
1.55%	1.67	0.98	—	1.81	—
1.60%	1.66	0.98	—	1.80	—
1.65%	1.66	0.98	—	1.80	—
1.70%	1.66	0.98	—	1.80	—
1.75%	1.65	0.98	—	1.79	—
1.80%	1.65	0.98	—	1.79	—
1.85%	1.25	0.98	—	1.46	—
1.90%	1.24	0.98	—	1.46	—

302	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.55%	$2.15	$1.65	$2.55	$1.47	$0.99
0.60%	1.35	0.99	1.59	1.07	0.98
0.75%	2.10	1.61	2.50	1.44	0.98
0.85%	1.60	1.49	1.91	1.47	0.98
0.95%	2.05	1.58	2.44	1.42	0.97
1.00%	2.04	1.57	2.43	1.41	0.97
1.05%	1.57	1.47	1.88	1.44	0.97
1.10%	1.56	1.46	1.87	1.44	0.97
1.15%	1.37	0.98	1.58	1.06	0.97
1.20%	2.00	1.53	2.38	1.39	0.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.54	1.44	1.85	1.42	0.97
1.30%	1.53	1.44	1.84	1.41	0.97
1.35%	1.61	0.98	2.09	1.18	0.96
1.40%	1.61	0.98	2.09	1.18	0.96
1.45%	1.52	1.42	1.82	1.39	0.96
1.50%	1.36	0.97	1.57	1.05	0.96
1.55%	1.60	0.97	2.07	1.17	0.96
1.60%	1.59	0.97	2.07	1.17	0.96
1.65%	1.59	0.97	2.06	1.17	0.96
1.70%	1.59	0.97	2.06	1.16	0.96
1.75%	1.58	0.97	2.05	1.16	0.95
1.80%	1.58	0.97	2.05	1.16	0.95
1.85%	1.34	0.97	1.55	1.04	0.95
1.90%	1.34	0.97	1.55	1.04	0.95

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB
0.55%	$1.00	$2.50	$1.59	$—	$1.90
0.60%	1.00	—	—	—	—
0.75%	1.00	2.43	1.55	—	1.88
0.85%	1.00	—	—	—	—
0.95%	1.00	2.37	1.51	—	1.87
1.00%	0.99	2.45	1.64	—	1.86
1.05%	0.99	—	—	—	—
1.10%	0.99	—	—	—	—
1.15%	0.99	—	—	—	—
1.20%	0.99	2.39	1.60	—	1.85
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.99	—	—	2.41	—
1.30%	0.99	—	—	—	—
1.35%	0.99	—	—	—	—
1.40%	0.99	—	—	—	—
1.45%	0.99	—	—	—	—
1.50%	0.99	—	—	—	—
1.55%	0.98	—	—	—	—
1.60%	0.98	—	—	—	—
1.65%	0.98	—	—	—	—
1.70%	0.98	—	—	—	—
1.75%	0.98	—	—	—	—
1.80%	0.98	—	—	—	—
1.85%	0.98	—	—	—	—
1.90%	0.98	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	303

Subaccount	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	$4.37	$3.57	$0.72	$1.54	$1.55
0.60%	—	—	0.72	1.29	—
0.75%	4.23	3.46	0.72	1.53	1.53
0.85%	—	—	0.71	1.52	1.53
0.95%	4.11	3.35	0.71	1.52	1.52
1.00%	—	—	0.71	1.51	1.51
1.05%	—	—	0.71	1.51	1.51
1.10%	—	—	0.71	1.51	1.51
1.15%	—	—	0.71	1.28	—
1.20%	—	—	0.71	1.50	1.50
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	0.71	1.49	1.50
1.30%	—	—	0.71	1.49	1.49
1.35%	—	—	0.71	1.55	—
1.40%	—	—	0.71	1.55	—
1.45%	—	—	0.71	1.48	1.48
1.50%	—	—	0.71	1.27	—
1.55%	—	—	0.71	1.53	—
1.60%	—	—	0.71	1.53	—
1.65%	—	—	0.70	1.53	—
1.70%	—	—	0.70	1.52	—
1.75%	—	—	0.70	1.52	—
1.80%	—	—	0.70	1.52	—
1.85%	—	—	0.70	1.25	—
1.90%	—	—	0.70	1.25	—

Subaccount	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
0.55%	$—	$1.13	$—	$1.45	$—
0.60%	1.05	1.13	1.06	—	1.22
0.75%	—	1.13	—	1.42	—
0.85%	1.12	1.12	1.17	1.38	1.43
0.95%	1.12	1.12	1.16	1.39	1.43
1.00%	—	1.12	—	1.39	—
1.05%	1.11	1.12	1.16	1.36	1.42
1.10%	1.11	1.12	1.16	1.35	1.42
1.15%	1.04	1.12	1.05	—	1.22
1.20%	1.10	1.12	1.15	1.36	1.41
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.10	1.12	1.15	1.34	1.41
1.30%	1.10	1.12	1.14	1.33	1.41
1.35%	1.10	1.11	1.14	—	1.40
1.40%	1.09	1.11	1.14	—	1.40
1.45%	1.09	1.11	1.14	1.31	1.40
1.50%	1.03	1.11	1.04	—	1.21
1.55%	1.09	1.11	1.13	—	1.39
1.60%	1.08	1.11	1.13	—	1.39
1.65%	1.08	1.11	1.13	—	1.38
1.70%	1.08	1.11	1.12	—	1.38
1.75%	1.08	1.11	1.12	—	1.38
1.80%	1.07	1.11	1.12	—	1.37
1.85%	1.02	1.10	1.03	—	1.20
1.90%	1.01	1.10	1.03	—	1.20

304	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2
0.55%	$—	$1.22	$1.22	$—	$—
0.60%	1.39	1.09	—	1.12	1.07
0.75%	—	1.21	1.21	—	—
0.85%	1.97	1.20	1.20	1.18	1.16
0.95%	1.96	1.20	1.20	1.18	1.15
1.00%	—	1.20	1.20	—	—
1.05%	1.95	1.19	1.19	1.17	1.14
1.10%	1.95	1.19	1.19	1.17	1.14
1.15%	1.39	1.08	—	1.15	1.05
1.20%	1.94	1.18	1.18	1.17	1.14
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.93	1.18	1.18	1.16	1.13
1.30%	1.93	1.18	1.18	1.16	1.13
1.35%	1.92	1.18	—	1.16	1.13
1.40%	1.92	1.18	—	1.15	1.13
1.45%	1.91	1.17	1.17	1.15	1.12
1.50%	1.38	1.07	—	1.14	1.04
1.55%	1.91	1.17	—	1.15	1.12
1.60%	1.90	1.17	—	1.14	1.12
1.65%	1.90	1.17	—	1.14	1.11
1.70%	1.89	1.16	—	1.14	1.11
1.75%	1.89	1.16	—	1.14	1.11
1.80%	1.89	1.16	—	1.13	1.11
1.85%	1.37	1.06	—	1.13	1.03
1.90%	1.36	1.06	—	1.13	1.03

Subaccount	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
0.55%	$0.76	$—	$—	$—	$—
0.60%	0.76	1.33	1.23	1.05	1.39
0.75%	0.76	—	—	—	—
0.85%	0.76	1.83	1.43	1.11	1.90
0.95%	0.76	1.82	1.42	1.11	1.89
1.00%	0.76	—	—	—	—
1.05%	0.76	1.81	1.42	1.10	1.88
1.10%	0.76	1.81	1.41	1.10	1.87
1.15%	0.75	1.30	1.23	1.03	1.38
1.20%	0.75	1.80	1.41	1.09	1.87
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.75	1.80	1.41	1.09	1.86
1.30%	0.75	1.79	1.40	1.09	1.86
1.35%	0.75	1.79	1.40	1.09	1.85
1.40%	0.75	1.79	1.40	1.08	1.85
1.45%	0.75	1.78	1.39	1.08	1.85
1.50%	0.75	1.29	1.22	1.02	1.36
1.55%	0.75	1.77	1.39	1.08	1.84
1.60%	0.75	1.77	1.38	1.07	1.83
1.65%	0.75	1.77	1.38	1.07	1.83
1.70%	0.75	1.76	1.38	1.07	1.82
1.75%	0.75	1.76	1.37	1.07	1.82
1.80%	0.75	1.75	1.37	1.07	1.82
1.85%	0.75	1.28	1.21	1.01	1.35
1.90%	0.74	1.28	1.21	1.01	1.35

RIVERSOURCE VARIABLE ACCOUNT 10 ■	305

Subaccount	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
0.55%	$—	$—	$1.40	$1.40	$1.47
0.60%	1.40	1.51	1.19	—	1.24
0.75%	—	—	1.38	1.38	1.46
0.85%	1.92	1.93	1.38	1.38	1.45
0.95%	1.91	1.92	1.37	1.37	1.45
1.00%	—	—	1.37	1.37	1.44
1.05%	1.90	1.91	1.36	1.36	1.44
1.10%	1.90	1.91	1.36	1.36	1.43
1.15%	1.39	1.51	1.18	—	1.23
1.20%	1.89	1.90	1.35	1.36	1.43
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.88	1.89	1.35	1.35	1.43
1.30%	1.88	1.89	1.35	1.35	1.42
1.35%	1.88	1.89	1.36	—	1.45
1.40%	1.87	1.88	1.36	—	1.45
1.45%	1.87	1.88	1.34	1.34	1.41
1.50%	1.37	1.49	1.17	—	1.21
1.55%	1.86	1.87	1.35	—	1.44
1.60%	1.86	1.86	1.35	—	1.44
1.65%	1.85	1.86	1.35	—	1.43
1.70%	1.85	1.86	1.34	—	1.43
1.75%	1.84	1.85	1.34	—	1.43
1.80%	1.84	1.85	1.34	—	1.42
1.85%	1.36	1.48	1.16	—	1.20
1.90%	1.36	1.48	1.16	—	1.20

Subaccount	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi- Mgr Div Inc, Cl 2
0.55%	$1.48	$1.30	$1.31	$—	$0.99
0.60%	—	1.14	—	1.31	0.99
0.75%	1.46	1.29	1.30	—	0.99
0.85%	1.45	1.29	1.29	1.60	0.99
0.95%	1.45	1.28	1.28	1.59	0.99
1.00%	1.44	1.28	1.28	—	0.99
1.05%	1.44	1.27	1.28	1.58	0.99
1.10%	1.44	1.27	1.27	1.58	0.99
1.15%	—	1.13	—	1.31	0.99
1.20%	1.43	1.27	1.27	1.57	0.99
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.43	1.26	1.27	1.57	0.99
1.30%	1.42	1.26	1.26	1.56	0.99
1.35%	—	1.27	—	1.56	0.99
1.40%	—	1.26	—	1.56	0.99
1.45%	1.41	1.25	1.25	1.55	0.99
1.50%	—	1.12	—	1.30	0.99
1.55%	—	1.26	—	1.55	0.99
1.60%	—	1.25	—	1.54	0.99
1.65%	—	1.25	—	1.54	0.99
1.70%	—	1.25	—	1.54	0.99
1.75%	—	1.24	—	1.53	0.99
1.80%	—	1.24	—	1.53	0.99
1.85%	—	1.11	—	1.29	0.98
1.90%	—	1.10	—	1.29	0.98

306	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	VP Multi-Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
0.55%	$0.99	$—	$—	$—	$—
0.60%	0.99	1.43	1.42	1.33	1.39
0.75%	0.99	—	—	—	—
0.85%	0.99	1.87	2.02	1.92	1.77
0.95%	0.99	1.86	2.01	1.91	1.76
1.00%	0.99	—	—	—	—
1.05%	0.99	1.85	2.00	1.90	1.75
1.10%	0.99	1.85	2.00	1.89	1.75
1.15%	0.99	1.43	1.40	1.32	1.38
1.20%	0.99	1.84	1.99	1.89	1.74
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.99	1.83	1.98	1.88	1.74
1.30%	0.99	1.83	1.98	1.88	1.73
1.35%	0.99	1.83	1.97	1.87	1.73
1.40%	0.99	1.82	1.97	1.87	1.73
1.45%	0.99	1.82	1.97	1.86	1.72
1.50%	0.99	1.42	1.38	1.31	1.37
1.55%	0.99	1.81	1.96	1.86	1.71
1.60%	0.99	1.81	1.95	1.85	1.71
1.65%	0.99	1.80	1.95	1.85	1.71
1.70%	0.99	1.80	1.94	1.84	1.70
1.75%	0.99	1.79	1.94	1.84	1.70
1.80%	0.99	1.79	1.94	1.84	1.70
1.85%	0.99	1.41	1.37	1.30	1.36
1.90%	0.99	1.41	1.37	1.30	1.36

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2	VP Sit Divd Gro, Cl 3
0.55%	$3.04	$—	$1.05	$—	$1.50
0.60%	—	1.19	1.05	1.40	—
0.75%	2.97	—	1.04	—	1.46
0.85%	1.73	1.34	1.04	1.72	1.49
0.95%	2.89	1.34	1.04	1.71	1.44
1.00%	2.72	—	1.04	—	1.43
1.05%	1.70	1.33	1.04	1.70	1.47
1.10%	1.70	1.33	1.04	1.70	1.46
1.15%	—	1.21	1.04	1.39	—
1.20%	2.65	1.32	1.04	1.69	1.41
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.68	1.32	1.03	1.69	1.44
1.30%	1.67	1.31	1.03	1.68	1.44
1.35%	—	1.31	1.03	1.68	—
1.40%	—	1.31	1.03	1.68	—
1.45%	1.65	1.31	1.03	1.67	1.42
1.50%	—	1.20	1.03	1.38	—
1.55%	—	1.30	1.03	1.66	—
1.60%	—	1.30	1.03	1.66	—
1.65%	—	1.29	1.03	1.66	—
1.70%	—	1.29	1.03	1.65	—
1.75%	—	1.29	1.03	1.65	—
1.80%	—	1.29	1.02	1.65	—
1.85%	—	1.19	1.02	1.37	—
1.90%	—	1.19	1.02	1.36	—

RIVERSOURCE VARIABLE ACCOUNT 10 ■	307

Subaccount	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
0.55%	$—	$—	$2.31	$1.00	$3.17
0.60%	1.02	1.55	—	1.00	—
0.75%	—	—	2.26	1.00	3.08
0.85%	1.06	1.97	1.92	1.01	1.67
0.95%	1.06	1.96	2.21	1.01	2.98
1.00%	—	—	2.20	1.00	3.59
1.05%	1.05	1.95	1.89	1.00	1.64
1.10%	1.05	1.95	1.88	1.00	1.63
1.15%	1.00	1.55	—	0.98	—
1.20%	1.05	1.94	2.15	1.00	3.50
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.05	1.94	1.86	0.99	1.61
1.30%	1.04	1.93	1.85	0.99	1.60
1.35%	1.04	1.93	—	0.99	—
1.40%	1.04	1.93	—	0.99	—
1.45%	1.04	1.92	1.82	0.98	1.58
1.50%	1.00	1.53	—	0.97	—
1.55%	1.03	1.91	—	0.98	—
1.60%	1.03	1.91	—	0.98	—
1.65%	1.03	1.90	—	0.98	—
1.70%	1.02	1.90	—	0.97	—
1.75%	1.02	1.90	—	0.97	—
1.80%	1.02	1.89	—	0.97	—
1.85%	0.99	1.52	—	0.96	—
1.90%	0.98	1.51	—	0.96	—

Subaccount	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
0.55%	$3.32	$2.10	$1.56	$2.42	$2.24
0.60%	—	—	—	1.44	1.36
0.75%	3.22	2.04	1.52	2.36	2.18
0.85%	1.83	—	1.11	1.92	2.09
0.95%	3.13	1.99	1.49	2.30	2.12
1.00%	2.78	2.09	1.48	2.39	2.44
1.05%	1.80	—	1.09	1.88	2.06
1.10%	1.79	—	1.08	1.88	2.05
1.15%	—	—	—	1.43	1.35
1.20%	2.70	2.03	1.45	2.32	2.38
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.77	—	1.07	1.85	2.02
1.30%	1.76	—	1.06	1.84	2.02
1.35%	—	—	—	1.83	1.84
1.40%	—	—	—	1.83	1.83
1.45%	1.74	—	1.05	1.82	1.99
1.50%	—	—	—	1.42	1.33
1.55%	—	—	—	1.82	1.82
1.60%	—	—	—	1.81	1.82
1.65%	—	—	—	1.81	1.81
1.70%	—	—	—	1.80	1.81
1.75%	—	—	—	1.80	1.80
1.80%	—	—	—	1.80	1.80
1.85%	—	—	—	1.40	1.32
1.90%	—	—	—	1.40	1.32

308	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	WA Var Global Hi Yd Bond, Cl II
0.55%	$1.00
0.60%	1.00
0.75%	0.99
0.85%	0.99
0.95%	0.99
1.00%	0.99
1.05%	0.99
1.10%	0.99
1.15%	0.99
1.20%	0.99
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	0.98
1.30%	0.98
1.35%	0.98
1.40%	0.98
1.45%	0.98
1.50%	0.98
1.55%	0.98
1.60%	0.98
1.65%	0.98
1.70%	0.98
1.75%	0.98
1.80%	0.98
1.85%	0.97
1.90%	0.97

The following is a summary of units outstanding at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
0.55%	45,862	33,871	195,617	527,229	—
0.60%	—	—	—	—	—
0.75%	698,521	1,644,412	28,224,702	47,056,196	—
0.85%	377,287	1,614,002	5,162,658	18,525,577	2,519,854
0.95%	1,226,346	1,096,864	17,244,169	26,269,878	1,377,328
1.00%	92,999	143,865	3,034,851	6,013,444	—
1.05%	209,529	699,500	2,934,544	8,594,258	1,175,468
1.10%	274,830	718,220	1,376,123	7,038,316	1,019,506
1.15%	—	—	—	—	2,214
1.20%	435,005	289,545	1,628,620	2,642,592	954,389
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	56,191	17,820	199,990	816,557	75,264
1.30%	597,823	194,073	461,022	3,284,670	1,000,354
1.35%	93,684	—	—	—	279,245
1.40%	—	—	—	—	47,049
1.45%	149,927	15,631	157,911	583,487	124,800
1.50%	22,749	—	—	—	453,970
1.55%	9,865	—	—	—	11,006
1.60%	102,800	—	—	—	19,806
1.65%	—	—	—	—	5,579
1.70%	—	—	—	—	10,631
1.75%	—	—	—	—	5,082
1.80%	—	—	—	—	—
1.85%	28,255	—	—	—	—
1.90%	—	—	—	—	—
Total	4,421,673	6,467,803	60,620,207	121,352,204	9,081,545

RIVERSOURCE VARIABLE ACCOUNT 10 ■	309

Subaccount	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
0.55%	439,719	4,056	281,302	424,667	188,988
0.60%	—	—	—	—	—
0.75%	10,226,309	4,605,690	10,641,389	8,037,334	5,961,363
0.85%	4,584,060	—	—	5,700,357	2,861,131
0.95%	10,397,313	3,797,343	6,782,540	6,214,371	3,475,271
1.00%	1,590,313	—	1,843,851	1,098,895	1,050,141
1.05%	2,720,121	—	—	3,578,114	1,408,505
1.10%	3,399,136	—	—	1,929,275	562,751
1.15%	9,348	—	—	—	—
1.20%	2,228,086	—	780,110	574,271	701,091
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	212,805	—	—	311,029	123,710
1.30%	1,890,797	—	—	985,763	226,412
1.35%	1,358,155	—	—	—	—
1.40%	295,133	—	—	—	—
1.45%	472,387	—	—	187,495	79,455
1.50%	201,350	—	—	—	—
1.55%	155,668	—	—	—	—
1.60%	160,729	—	—	—	—
1.65%	58,928	—	—	—	—
1.70%	155,293	—	—	—	—
1.75%	34,233	—	—	—	—
1.80%	50,073	—	—	—	—
1.85%	1,493	—	—	—	—
1.90%	—	—	—	—	—
Total	40,641,449	8,407,089	20,329,192	29,041,571	16,638,818

Subaccount	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	CB Var Sm Cap Gro, Cl I
0.55%	101,716	328,514	155,420	2,020	100,898
0.60%	—	—	—	—	—
0.75%	9,656,928	35,659,696	12,312,720	9,533,167	1,846,306
0.85%	—	13,556,518	6,146,168	—	2,782,158
0.95%	7,622,549	26,320,411	15,638,468	5,003,426	1,587,217
1.00%	—	5,532,985	2,873,629	1,369,399	338,703
1.05%	—	10,496,619	3,678,104	—	2,025,340
1.10%	—	5,188,730	4,063,005	—	1,114,674
1.15%	—	39,079	12,626	—	—
1.20%	—	4,750,187	3,098,800	595,945	175,918
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	875,154	367,089	—	70,718
1.30%	—	3,354,118	2,594,135	—	540,014
1.35%	—	1,065,535	2,258,603	—	—
1.40%	—	173,160	524,450	—	—
1.45%	—	897,009	1,019,280	—	84,277
1.50%	—	437,645	457,561	—	—
1.55%	—	172,859	132,527	—	—
1.60%	—	39,354	214,952	—	—
1.65%	—	122,465	108,438	—	—
1.70%	—	62,663	243,663	—	—
1.75%	—	—	102,629	—	—
1.80%	—	37,134	88,761	—	—
1.85%	—	20,564	56,064	—	—
1.90%	—	—	—	—	—
Total	17,381,193	109,130,399	56,147,092	16,503,957	10,666,223

310	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	441,246	—	825,200	511	190,766
0.60%	—	—	—	—	—
0.75%	43,175,750	—	60,288,989	263,746	4,305,865
0.85%	10,848,866	676,033	18,128,409	122,797	2,285,348
0.95%	33,526,479	5,033,560	39,251,082	587,149	5,364,258
1.00%	5,788,818	—	7,165,607	29,009	404,168
1.05%	7,244,269	1,020,358	12,595,462	44,764	1,379,152
1.10%	5,149,670	2,755,417	8,059,749	235,008	1,820,248
1.15%	34,908	184,293	—	—	—
1.20%	4,407,363	4,099,512	3,211,580	355,115	1,858,544
1.25%	—	—	—	—	—
1.25%	1,331,945	—	2,893,697	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	26,658,291	—	17,744,523	—	—
1.25%	—	—	—	7,413	25,008
1.30%	4,460,597	2,985,264	2,203,100	20,062	866,692
1.35%	1,206,419	2,791,849	—	39,609	770,280
1.40%	483,118	446,056	—	—	358,086
1.45%	1,175,670	699,959	1,799,911	50,690	218,479
1.50%	401,269	1,017,983	—	66,618	52,562
1.55%	284,750	4,211	—	10,529	77,266
1.60%	303,500	101,739	—	—	56,230
1.65%	58,035	72,801	—	6,834	8,837
1.70%	100,716	61,256	—	—	142,546
1.75%	26,453	—	—	—	—
1.80%	104,164	42,323	—	—	6,322
1.85%	44,887	—	—	—	30,572
1.90%	—	—	—	—	—
Total	147,257,183	21,992,614	174,167,309	1,839,854	20,221,229

Subaccount	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
0.55%	189,276	—	1,053,342	—	1,307,944
0.60%	—	—	—	—	—
0.75%	1,036,505	—	115,548,826	—	122,319,476
0.85%	459,213	2,170,219	32,492,686	1,125,963	43,288,229
0.95%	1,823,819	5,718,210	85,499,588	4,706,573	73,665,849
1.00%	721,202	—	13,294,663	—	14,735,182
1.05%	878,030	1,698,120	23,448,736	1,349,846	20,996,133
1.10%	1,067,541	1,915,195	8,289,171	2,234,394	12,006,536
1.15%	—	48,771	—	33,604	—
1.20%	312,303	2,660,755	10,126,906	2,400,936	6,203,857
1.25%	—	—	—	—	34,043,746
1.25%	—	—	1,577,830	—	1,946,886
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	24,258,528	—	—
1.25%	187,214	118,476	—	1,798	—
1.30%	66,253	3,031,470	5,829,750	1,567,082	5,900,112
1.35%	164,012	659,656	—	1,346,791	—
1.40%	—	633,175	—	549,178	—
1.45%	177,280	499,686	2,354,501	321,039	1,757,795
1.50%	18,561	236,310	—	1,854,237	—
1.55%	—	223,949	—	38,151	—
1.60%	11,181	104,894	—	158,526	—
1.65%	—	337,523	—	68,168	—
1.70%	—	31,368	—	102,796	—
1.75%	—	2,530	—	2,252	—
1.80%	—	58,167	—	87,650	—
1.85%	—	—	—	179,042	—
1.90%	—	—	—	29,906	—
Total	7,112,390	20,148,474	323,774,527	18,157,932	338,171,745

RIVERSOURCE VARIABLE ACCOUNT 10 ■	311

Subaccount	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
0.55%	89,313	—	703,353	—	577,820
0.60%	—	—	—	—	—
0.75%	2,349,158	—	26,832,755	—	36,004,312
0.85%	894,771	1,915,968	12,867,510	1,081,037	12,071,357
0.95%	2,761,337	5,296,866	15,635,526	2,668,139	28,727,188
1.00%	345,907	—	2,859,101	—	3,824,048
1.05%	515,712	987,247	6,050,459	774,286	8,206,752
1.10%	668,538	1,044,485	4,744,307	315,767	2,776,459
1.15%	—	40,438	—	—	—
1.20%	497,641	2,626,189	1,095,913	1,544,352	3,119,366
1.25%	—	—	18,992,365	—	—
1.25%	—	—	601,131	—	580,458
1.25%	—	—	—	—	—
1.25%	—	—	—	—	7,556,084
1.25%	—	—	—	—	—
1.25%	47,871	21,776	—	17,395	—
1.30%	398,748	1,347,807	1,798,134	990,629	2,638,798
1.35%	216,819	924,339	—	304,982	—
1.40%	22,789	401,461	—	382,020	—
1.45%	223,644	262,117	388,719	155,120	733,904
1.50%	25,759	346,427	—	187,455	—
1.55%	7,050	182,029	—	69,171	—
1.60%	16	44,404	—	13,130	—
1.65%	—	165,316	—	133,485	—
1.70%	1,619	34,022	—	8,882	—
1.75%	—	19,823	—	—	—
1.80%	—	15,405	—	62,448	—
1.85%	—	13,129	—	—	—
1.90%	—	—	—	—	—
Total	9,066,692	15,689,248	92,569,273	8,708,298	106,816,546

Subaccount	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 2
0.55%	—	740,301	494,398	983,955	—
0.60%	—	—	—	—	—
0.75%	—	59,209,811	27,224,310	30,197,426	—
0.85%	2,438,590	16,298,005	11,353,899	10,923,183	322,188
0.95%	6,903,071	48,390,865	15,213,217	20,662,167	1,444,795
1.00%	—	5,205,723	4,704,514	3,632,250	—
1.05%	1,547,983	10,199,165	7,464,117	8,072,616	941,451
1.10%	2,288,860	4,629,491	3,568,499	3,432,508	367,177
1.15%	91,485	—	77,939	—	—
1.20%	3,308,158	4,211,616	4,893,299	2,885,037	844,750
1.25%	—	—	—	—	—
1.25%	—	628,485	—	—	—
1.25%	—	—	—	—	—
1.25%	—	15,173,448	—	—	—
1.25%	—	—	—	—	—
1.25%	23,178	—	623,164	463,774	—
1.30%	2,294,443	2,643,257	3,208,031	2,291,319	228,517
1.35%	1,899,350	—	1,019,033	—	250,164
1.40%	458,742	—	593,458	—	54,142
1.45%	508,830	1,521,101	1,105,393	776,298	50,292
1.50%	767,032	—	883,539	—	249,747
1.55%	239,873	—	314,677	—	31,110
1.60%	71,734	—	29,754	—	20,205
1.65%	117,101	—	176,074	—	60,792
1.70%	111,602	—	153,459	—	11,252
1.75%	3,358	—	2,255	—	—
1.80%	73,128	—	8,993	—	486
1.85%	77,984	—	97,477	—	15,505
1.90%	34,931	—	—	—	33,821
Total	23,259,433	168,851,268	83,209,499	84,320,533	4,926,394

312	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2	Col VP Lg Core Quan, Cl 3
0.55%	396,352	—	1,230,405	—	358,986
0.60%	—	—	—	—	—
0.75%	19,193,107	—	68,409,076	—	111,602,987
0.85%	3,109,889	341,139	4,117,010	258,939	2,925,546
0.95%	12,233,326	1,650,111	37,412,885	1,149,699	57,393,704
1.00%	1,217,284	—	3,522,370	—	5,206,541
1.05%	2,201,572	798,095	2,273,284	290,564	2,122,426
1.10%	991,173	731,466	862,563	490,452	691,440
1.15%	—	25,652	—	26,487	—
1.20%	667,368	870,997	1,871,599	508,505	2,125,860
1.25%	—	—	—	—	—
1.25%	104,412	—	—	—	261,628
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	21,089,109	—	—	—	63,628,102
1.25%	—	10,536	189,710	—	—
1.30%	507,145	535,770	307,352	465,723	452,464
1.35%	—	256,087	—	437,479	—
1.40%	—	50,842	—	47,012	—
1.45%	169,514	79,120	43,788	108,621	77,022
1.50%	—	108,806	—	46,329	—
1.55%	—	139,982	—	23,234	—
1.60%	—	24,186	—	61,283	—
1.65%	—	29,792	—	35,819	—
1.70%	—	46,919	—	17,249	—
1.75%	—	—	—	—	—
1.80%	—	3,356	—	3,455	—
1.85%	—	—	—	3,225	—
1.90%	—	—	—	—	—
Total	61,880,251	5,702,856	120,240,042	3,974,075	246,846,706

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
0.55%	—	—	440,830	13,374,956	5,176,457
0.60%	—	—	—	—	—
0.75%	2,198,280	3,680,671	19,479,348	312,944,755	196,192,506
0.85%	1,066,479	12,021,219	78,409,456	1,431,346,840	1,003,800,706
0.95%	3,837,071	47,213,334	214,158,333	1,530,962,270	3,245,376,056
1.00%	182,043	151,168	2,221,094	28,209,303	23,912,917
1.05%	802,047	4,341,623	25,431,121	406,320,973	1,200,920,261
1.10%	1,414,214	29,190,234	143,077,067	795,284,987	1,060,757,252
1.15%	20,712	—	—	1,702,480	11,358,148
1.20%	1,788,710	9,370,784	33,529,805	202,463,907	292,620,536
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	58,297	—	203,787	—	90,500
1.30%	789,965	4,516,385	17,930,554	95,364,800	382,219,852
1.35%	795,425	4,108,450	27,101,434	92,264,187	161,062,491
1.40%	371,225	260,576	179,773	2,418,045	35,582,120
1.45%	285,215	1,046,468	4,375,863	8,343,513	20,925,215
1.50%	311,237	392,842	483,950	4,206,278	16,832,680
1.55%	148,036	—	442,289	2,581,727	16,829,944
1.60%	14,192	122,355	187,994	2,752,086	5,432,399
1.65%	349,311	2,944	468,962	1,291,226	4,620,557
1.70%	235,800	116,515	206,844	256,295	3,310,105
1.75%	—	—	206,969	—	4,876,503
1.80%	28,655	—	—	—	62,735
1.85%	24,434	883,431	388,220	81,559	568,397
1.90%	—	—	—	—	53,195
Total	14,721,348	117,418,999	568,923,693	4,932,170,187	7,692,581,532

RIVERSOURCE VARIABLE ACCOUNT 10 ■	313

Subaccount	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
0.55%	645,174	541,845	—	72,012	—
0.60%	—	—	—	—	—
0.75%	36,025,431	10,063,083	—	15,914,153	—
0.85%	17,480,710	5,312,594	172,934	2,711,381	390,379
0.95%	20,335,524	7,332,576	681,545	9,106,988	2,006,502
1.00%	3,985,569	1,465,343	—	801,406	—
1.05%	8,624,267	2,878,834	107,394	1,376,865	531,274
1.10%	5,019,089	2,758,358	441,298	564,845	716,967
1.15%	—	10,593	3,149	—	6,388
1.20%	1,634,820	1,381,355	505,244	371,383	956,352
1.25%	—	—	—	—	—
1.25%	—	—	—	44,136	—
1.25%	—	—	—	18,997,895	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	856,229	439,408	15,349	—	—
1.30%	2,244,274	1,423,244	276,071	286,710	681,668
1.35%	—	450,563	154,743	—	521,850
1.40%	—	90,285	62,319	—	133,407
1.45%	599,369	276,175	37,060	85,249	33,299
1.50%	—	167,204	56,077	—	474,155
1.55%	—	27,934	4,560	—	22,401
1.60%	—	9,302	27,489	—	47,126
1.65%	—	12,784	17,022	—	57,686
1.70%	—	7,380	45,924	—	18,392
1.75%	—	—	27,267	—	190
1.80%	—	3,106	—	—	56,665
1.85%	—	4,552	20,806	—	32,088
1.90%	—	—	—	—	—
Total	97,450,456	34,656,518	2,656,251	50,333,023	6,686,789

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
0.55%	345,872	1,451	254,869	—	272,339
0.60%	—	—	—	—	—
0.75%	15,151,615	886,200	46,410,282	—	10,453,841
0.85%	11,070,238	412,570	9,122,196	281,835	3,500,214
0.95%	9,449,657	1,050,992	37,321,824	1,473,457	7,376,683
1.00%	1,674,511	269,077	4,163,688	—	871,189
1.05%	5,905,731	213,590	6,118,050	326,825	2,271,832
1.10%	2,745,271	446,560	5,799,490	403,422	711,853
1.15%	—	—	—	—	—
1.20%	721,422	338,923	4,396,668	762,371	829,466
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	232,375	37,771	329,348	4,921	74,569
1.30%	1,501,040	346,982	3,200,765	581,797	542,595
1.35%	—	245,766	1,574,193	427,743	—
1.40%	—	—	324,416	84,813	—
1.45%	274,769	89,946	893,177	154,463	103,415
1.50%	—	4,139	565,925	117,713	—
1.55%	—	5,126	107,835	40,408	—
1.60%	—	—	108,844	11,964	—
1.65%	—	6,782	21,994	44,474	—
1.70%	—	—	70,494	63,269	—
1.75%	—	—	17,403	22,471	—
1.80%	—	—	2,380	74,374	—
1.85%	—	—	56,999	—	—
1.90%	—	—	—	—	—
Total	49,072,501	4,355,875	120,860,840	4,876,320	27,007,996

314	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.55%	—	175,605	—	—	1,088,938
0.60%	—	—	—	—	—
0.75%	—	10,198,435	—	—	34,815,281
0.85%	108,760	1,995,434	1,617,382	216,266	10,291,334
0.95%	963,504	6,639,564	4,403,519	2,038,511	29,517,233
1.00%	—	892,397	—	—	3,842,263
1.05%	86,377	1,614,426	1,098,311	985,690	5,620,336
1.10%	345,798	918,212	1,236,638	1,087,400	2,021,037
1.15%	—	—	111,145	58,172	—
1.20%	796,675	390,823	2,666,525	665,981	4,235,201
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	60,978	63,578	—	678,113
1.30%	359,370	545,536	2,115,922	310,665	2,404,237
1.35%	253,481	—	1,025,923	377,808	—
1.40%	72,442	—	498,439	106,320	—
1.45%	23,477	59,643	308,597	171,694	1,315,539
1.50%	16,656	—	379,352	311,360	—
1.55%	11,742	—	558,830	68,273	—
1.60%	2,974	—	46,522	8,680	—
1.65%	23,212	—	86,749	132,534	—
1.70%	20,963	—	97,874	38,976	—
1.75%	—	—	10,238	—	—
1.80%	22,832	—	19,296	3,421	—
1.85%	3,123	—	17,333	12,269	—
1.90%	—	—	—	—	—
Total	3,111,386	23,491,053	16,362,173	6,594,020	95,829,512

Subaccount	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.55%	477,610	264,649	—	1,701,158	1,783,431
0.60%	—	—	—	—	—
0.75%	19,487,204	8,698,891	—	61,310,039	99,717,796
0.85%	6,615,509	2,597,667	2,388,963	24,302,964	40,726,325
0.95%	14,175,190	7,736,080	—	50,073,393	70,306,663
1.00%	3,913,625	686,784	—	9,885,179	13,519,702
1.05%	4,416,485	2,307,675	1,912,060	17,714,999	25,291,374
1.10%	3,979,660	1,431,738	954,591	9,450,317	17,069,216
1.15%	—	—	—	—	72,293
1.20%	1,396,851	1,159,322	—	6,454,836	10,949,295
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	379,216	188,659	214,183	1,904,849	2,898,429
1.30%	1,709,499	1,275,897	282,798	7,119,369	9,348,161
1.35%	—	754,269	—	—	2,364,712
1.40%	—	279,024	—	—	664,680
1.45%	506,518	202,638	192,661	3,334,879	2,752,077
1.50%	—	196,007	—	—	756,702
1.55%	—	83,842	—	—	183,233
1.60%	—	49,553	—	—	67,639
1.65%	—	28,499	—	—	186,066
1.70%	—	86,675	—	—	135,067
1.75%	—	10,354	—	—	42,697
1.80%	—	80,089	—	—	62,812
1.85%	—	15,523	—	—	51,183
1.90%	—	—	—	—	69,815
Total	57,057,367	28,133,835	5,945,256	193,251,982	299,019,368

RIVERSOURCE VARIABLE ACCOUNT 10 ■	315

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
0.55%	70,055	148,417	89,412	761,904	24,248
0.60%	—	—	—	—	—
0.75%	17,136,638	39,469,979	11,465,990	60,701,219	6,588,343
0.85%	—	—	—	31,163,137	—
0.95%	13,602,264	23,701,829	8,686,007	37,014,334	4,851,080
1.00%	—	4,940,165	—	9,928,630	—
1.05%	—	—	—	14,321,636	—
1.10%	—	—	—	9,737,005	—
1.15%	—	—	—	18,328	—
1.20%	—	2,556,896	—	5,341,457	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1,457,300	—
1.30%	—	—	—	4,931,282	—
1.35%	—	—	—	926,469	—
1.40%	—	—	—	274,717	—
1.45%	—	—	—	1,124,544	—
1.50%	—	—	—	180,069	—
1.55%	—	—	—	148,772	—
1.60%	—	—	—	61,795	—
1.65%	—	—	—	102,867	—
1.70%	—	—	—	70,875	—
1.75%	—	—	—	33,623	—
1.80%	—	—	—	30,677	—
1.85%	—	—	—	51,622	—
1.90%	—	—	—	—	—
Total	30,808,957	70,817,286	20,241,409	178,382,262	11,463,671

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.55%	319,803	42,861	254,602	271,422	162,739
0.60%	—	—	—	—	—
0.75%	18,368,244	10,757,200	24,367,151	12,165,330	23,577,493
0.85%	7,187,055	3,661,002	11,819,923	6,123,937	13,105,533
0.95%	11,976,829	10,509,051	15,352,204	12,796,049	17,371,668
1.00%	2,282,568	1,583,713	3,826,329	1,384,930	4,516,695
1.05%	3,542,494	3,825,134	5,624,763	4,057,489	7,839,171
1.10%	1,498,676	2,620,005	4,103,521	4,262,319	5,177,021
1.15%	—	—	—	—	1,758
1.20%	1,244,731	2,972,789	1,967,819	4,598,865	2,484,657
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	288,951	549,389	563,371	440,944	727,135
1.30%	817,142	1,362,199	2,649,088	3,129,939	3,154,493
1.35%	—	879,479	—	1,900,701	360,993
1.40%	—	163,519	—	328,145	41,495
1.45%	369,293	630,535	441,476	2,096,904	556,609
1.50%	—	313,205	—	303,788	108,762
1.55%	—	—	—	191,683	25,601
1.60%	—	84,009	—	160,146	27,402
1.65%	—	—	—	59,941	46,221
1.70%	—	97,445	—	212,976	6,963
1.75%	—	39,728	—	9,805	8,592
1.80%	—	24,546	—	95,668	108,695
1.85%	—	23,502	—	82,673	32,623
1.90%	—	—	—	—	—
Total	47,895,786	40,139,311	70,970,247	54,673,654	79,442,319

316	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi- Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	320,884	158,511	392,979	53,942	2,716
0.60%	—	—	—	—	—
0.75%	15,820,233	9,101,418	29,253,196	127,124	1,586,799
0.85%	9,848,343	4,284,675	—	109,472	—
0.95%	11,089,883	9,367,134	18,356,293	381,609	1,131,191
1.00%	2,873,696	2,009,077	4,886,858	—	—
1.05%	3,964,280	1,927,950	—	158,341	—
1.10%	3,328,601	2,694,223	—	70,409	—
1.15%	31,063	—	—	—	—
1.20%	2,091,532	1,819,726	2,451,578	85,321	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	231,639	225,089	—	2,557	—
1.30%	1,709,245	1,277,934	—	45,412	—
1.35%	501,674	765,271	—	17,767	—
1.40%	139,524	17,738	—	—	—
1.45%	281,057	647,167	—	—	—
1.50%	163,478	98,986	—	—	—
1.55%	87,443	35,946	—	—	—
1.60%	47,269	47,446	—	—	—
1.65%	16,884	—	—	4,326	—
1.70%	43,889	80,407	—	—	—
1.75%	2,403	33,770	—	—	—
1.80%	4,228	39,570	—	—	—
1.85%	—	22,669	—	25,162	—
1.90%	—	51,096	—	—	—
Total	52,597,248	34,705,803	55,340,904	1,081,442	2,720,706

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.55%	494,845	2,635	40,250	316,222	553,932
0.60%	—	—	—	—	—
0.75%	42,519,996	6,229,104	25,716,935	5,960,979	44,742,848
0.85%	5,882,146	—	2,319,114	2,203,919	10,500,580
0.95%	27,851,783	4,080,453	12,891,756	7,340,243	24,289,996
1.00%	3,337,930	—	3,142,446	2,740,875	8,390,436
1.05%	3,178,186	—	1,221,854	1,664,407	5,547,155
1.10%	980,174	—	432,355	3,807,603	2,876,701
1.15%	—	—	—	8,301	—
1.20%	1,693,886	—	1,420,137	2,733,926	3,960,453
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	330,826	—	87,799	222,866	527,179
1.30%	609,448	—	260,549	3,141,914	1,762,133
1.35%	—	—	—	1,362,697	—
1.40%	—	—	—	154,878	—
1.45%	137,636	—	98,151	763,542	397,720
1.50%	—	—	—	270,604	—
1.55%	—	—	—	40,650	—
1.60%	—	—	—	195,456	—
1.65%	—	—	—	92,690	—
1.70%	—	—	—	64,544	—
1.75%	—	—	—	50,884	—
1.80%	—	—	—	25,730	—
1.85%	—	—	—	18,507	—
1.90%	—	—	—	—	—
Total	87,016,856	10,312,192	47,631,346	33,181,437	103,549,133

RIVERSOURCE VARIABLE ACCOUNT 10 ■	317

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	—	160,286	—	157,860	271,507
0.60%	—	—	—	—	—
0.75%	—	10,108,473	—	8,435,001	21,335,752
0.85%	—	—	4,443,838	5,017,354	9,619,021
0.95%	—	5,516,359	—	5,708,317	15,999,219
1.00%	—	1,123,523	—	1,156,318	2,401,846
1.05%	—	—	3,167,309	3,032,556	5,715,293
1.10%	—	—	1,660,210	1,706,687	2,804,844
1.15%	—	—	—	—	—
1.20%	—	899,993	—	410,644	1,050,089
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	32,557,155	—	99,269	131,159	359,466
1.30%	—	—	714,894	674,725	1,172,074
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	117,211	162,087	298,289
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	32,557,155	17,808,634	10,202,731	26,592,708	61,027,400

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
0.55%	88,552	92,271	434,516	147,882	18,008
0.60%	—	—	—	—	—
0.75%	6,745,813	7,055,172	11,391,883	7,146,280	8,454,385
0.85%	—	1,767,065	—	4,610,250	—
0.95%	4,464,528	3,767,453	6,135,554	8,642,452	4,202,433
1.00%	90,191	879,615	1,629,148	1,413,342	—
1.05%	—	932,769	—	2,516,282	—
1.10%	—	839,854	—	5,165,113	—
1.15%	—	—	—	—	—
1.20%	123,521	555,679	505,153	3,296,672	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	67,155	—	213,611	—
1.30%	—	244,288	—	2,902,320	—
1.35%	—	—	—	1,943,941	—
1.40%	—	—	—	186,574	—
1.45%	—	54,545	—	809,946	—
1.50%	—	—	—	147,354	—
1.55%	—	—	—	134,323	—
1.60%	—	—	—	40,607	—
1.65%	—	—	—	16,978	—
1.70%	—	—	—	214,733	—
1.75%	—	—	—	8,662	—
1.80%	—	—	—	69,682	—
1.85%	—	—	—	57,301	—
1.90%	—	—	—	—	—
Total	11,512,605	16,255,866	20,096,254	39,684,305	12,674,826

318	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
0.55%	207,527	—	73,532	265,591	133,246
0.60%	—	—	—	—	—
0.75%	5,580,277	1,936,447	13,464,739	10,293,110	16,807,761
0.85%	2,044,952	2,785,920	—	7,532,111	—
0.95%	5,318,595	2,243,936	7,502,267	7,359,128	12,453,440
1.00%	698,451	7,089	200,064	1,371,314	424,955
1.05%	1,019,262	829,780	—	3,087,835	—
1.10%	978,958	267,412	—	2,005,186	—
1.15%	—	—	—	16,671	—
1.20%	786,564	136,655	87,798	871,987	189,923
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	154,396	43,499	—	220,391	—
1.30%	459,835	42,536	—	983,074	—
1.35%	449,497	120,272	—	111,706	—
1.40%	15,823	145,859	—	3,684	—
1.45%	416,494	159,407	—	282,160	—
1.50%	197,082	208,847	—	60,752	—
1.55%	48,574	24,389	—	26,511	—
1.60%	35,563	38,181	—	3,625	—
1.65%	4,308	—	—	—	—
1.70%	40,469	—	—	4,790	—
1.75%	—	—	—	—	—
1.80%	41,843	4,519	—	3,611	—
1.85%	11,707	7,889	—	10,640	—
1.90%	—	—	—	—	—
Total	18,510,177	9,002,637	21,328,400	34,513,877	30,009,325

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
0.55%	44,032	154,263	155,731	600,826	336,971
0.60%	—	—	—	—	—
0.75%	2,402,752	28,574,870	13,024,116	28,659,591	14,761,819
0.85%	2,372,339	2,646,859	—	16,753,973	6,769,894
0.95%	2,470,055	18,577,960	9,072,612	21,703,479	9,868,789
1.00%	455,152	2,528,350	1,156,587	2,809,325	2,727,747
1.05%	962,847	2,311,332	—	9,659,356	4,137,982
1.10%	2,204,591	1,339,113	—	5,666,365	2,845,600
1.15%	—	—	—	7,694	—
1.20%	676,875	1,025,624	702,598	2,669,936	1,291,508
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	408,053	422,580	—	486,956	278,864
1.30%	809,860	591,946	—	3,161,037	1,528,277
1.35%	550,132	—	—	854,765	—
1.40%	7,524	—	—	479,896	—
1.45%	378,879	332,562	—	968,176	397,891
1.50%	28,046	—	—	997,559	—
1.55%	48,934	—	—	162,775	—
1.60%	43,299	—	—	109,658	—
1.65%	228,533	—	—	114,095	—
1.70%	564,782	—	—	175,425	—
1.75%	—	—	—	40,797	—
1.80%	49,000	—	—	42,576	—
1.85%	—	—	—	116,011	—
1.90%	—	—	—	—	—
Total	14,705,685	58,505,459	24,111,644	96,240,271	44,945,342

RIVERSOURCE VARIABLE ACCOUNT 10 ■	319

Subaccount	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
0.55%	172,406	612	298,893	—	—
0.60%	—	—	—	—	—
0.75%	6,943,892	394,387	5,356,928	—	—
0.85%	4,068,748	30,070	2,766,290	1,572,826	1,877,664
0.95%	5,706,397	389,865	3,552,296	483,699	—
1.00%	980,607	37,618	493,716	—	—
1.05%	2,299,894	21,698	1,777,696	917,510	1,176,919
1.10%	1,428,491	70,438	1,128,538	492,510	374,377
1.15%	4,481	—	—	—	—
1.20%	1,012,323	20,825	208,401	230,152	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	240,702	—	96,838	104,085	79,743
1.30%	883,210	—	535,379	203,329	414,456
1.35%	427,917	87,193	—	118,174	—
1.40%	41,392	5,120	—	11,465	—
1.45%	218,844	—	58,299	89,862	306,025
1.50%	60,434	43	—	226,639	—
1.55%	82,656	—	—	13,093	—
1.60%	10,002	—	—	421	—
1.65%	12,205	—	—	109,101	—
1.70%	19,141	24,384	—	6,151	—
1.75%	3,782	10,117	—	—	—
1.80%	27,107	13,569	—	22,658	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	24,644,631	1,105,939	16,273,274	4,601,675	4,229,184

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.55%	389,458	2,502,927	341,932	321,220	3,634
0.60%	—	—	—	—	—
0.75%	17,576,269	113,907,462	11,133,624	33,579,115	564,202
0.85%	7,665,337	38,596,283	6,045,271	14,089,407	187,833
0.95%	12,255,428	87,326,138	8,752,170	30,890,760	1,023,320
1.00%	3,764,413	15,468,392	2,380,660	5,057,599	32,022
1.05%	5,524,527	28,509,241	5,186,404	11,028,973	392,217
1.10%	3,187,491	13,930,367	2,678,391	5,503,808	380,065
1.15%	4,997	5,237	—	—	—
1.20%	2,651,438	11,271,762	1,627,960	5,897,065	338,557
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	756,319	2,143,786	337,122	1,682,765	2,160
1.30%	2,029,639	9,594,914	1,564,410	4,407,861	351,477
1.35%	922,620	411,136	353,371	648,499	219,567
1.40%	88,552	—	88,147	667,229	317,110
1.45%	529,110	3,657,385	292,558	1,211,644	29,974
1.50%	150,064	89,734	152,128	586,522	80,734
1.55%	289,770	47,199	60,435	275,561	2,920
1.60%	61,562	89,148	35,675	30,376	139
1.65%	43,021	—	11,927	234,043	162,329
1.70%	82,863	124,382	24,481	36,606	—
1.75%	31,601	—	20,592	68,631	—
1.80%	394	—	1,584	5,121	—
1.85%	—	19,153	3,455	—	—
1.90%	—	—	—	—	—
Total	58,004,873	327,694,646	41,092,297	116,222,805	4,088,260

320	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi-Cap Gro, Cl IA	Put VT Multi-Cap Gro, Cl IB
0.55%	63,187	113,019	30,175	—	33,351
0.60%	—	—	—	—	—
0.75%	2,387,624	7,014,049	6,615,074	—	9,745,736
0.85%	908,814	—	—	—	—
0.95%	3,258,641	4,272,475	4,354,734	—	6,246,863
1.00%	515,951	1,027,458	849,457	—	339,914
1.05%	814,924	—	—	—	—
1.10%	1,098,505	—	—	—	—
1.15%	—	—	—	—	—
1.20%	579,635	378,575	320,375	—	224,689
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	17,574	—	—	27,825,647	—
1.30%	362,563	—	—	—	—
1.35%	566,037	—	—	—	—
1.40%	—	—	—	—	—
1.45%	412,664	—	—	—	—
1.50%	66,292	—	—	—	—
1.55%	25,327	—	—	—	—
1.60%	4,184	—	—	—	—
1.65%	—	—	—	—	—
1.70%	122,251	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	70,909	—	—	—	—
1.90%	—	—	—	—	—
Total	11,275,082	12,805,576	12,169,815	27,825,647	16,590,553

Subaccount	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	19,739	26,776	218,669	1,787,965	9,238,650
0.60%	—	—	—	—	—
0.75%	2,991,403	3,719,489	1,626,772	63,442,837	129,137,546
0.85%	—	—	1,691,840	295,389,885	351,168,734
0.95%	2,558,985	3,328,902	1,658,443	199,323,856	54,255,411
1.00%	—	—	224,590	8,001,174	13,720,063
1.05%	—	—	382,966	18,360,950	112,721,982
1.10%	—	—	720,661	39,641,069	61,975,665
1.15%	—	—	13,181	53,240	—
1.20%	—	—	375,139	105,357,421	3,789,450
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	24,619	1,577,807	4,658,799
1.30%	—	—	287,408	19,143,269	14,722,325
1.35%	—	—	145,686	5,296,257	—
1.40%	—	—	21,323	5,452,915	—
1.45%	—	—	34,737	7,140,132	1,260,677
1.50%	—	—	74,964	1,488,310	—
1.55%	—	—	6,351	785,635	—
1.60%	—	—	4,958	542,217	—
1.65%	—	—	6,925	3,856,267	—
1.70%	—	—	5,953	260,161	—
1.75%	—	—	15,130	377,676	—
1.80%	—	—	—	57,032	—
1.85%	—	—	—	213,820	—
1.90%	—	—	—	—	—
Total	5,570,127	7,075,167	7,540,315	777,549,895	756,649,302

RIVERSOURCE VARIABLE ACCOUNT 10 ■	321

Subaccount	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
0.55%	—	52,161	—	466,252	—
0.60%	—	—	—	—	—
0.75%	—	3,205,641	—	37,782,401	—
0.85%	552,944	1,112,969	402,835	10,923,224	1,387,843
0.95%	2,028,017	2,342,479	1,632,776	26,714,912	3,873,509
1.00%	—	788,169	—	4,466,046	—
1.05%	255,346	477,798	398,674	6,538,743	794,985
1.10%	212,106	676,990	346,452	2,624,739	952,685
1.15%	—	—	—	—	42,251
1.20%	1,121,570	473,778	1,111,443	3,713,745	2,405,227
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	171,003	2,529	612,617	2,544
1.30%	421,410	380,307	626,721	3,581,336	1,144,506
1.35%	329,177	116,212	276,641	—	716,127
1.40%	89,359	—	244,083	—	361,596
1.45%	52,819	106,827	202,331	1,078,654	191,588
1.50%	67,563	40,366	133,377	—	315,289
1.55%	44,057	16,706	18,031	—	148,933
1.60%	6,632	1,130	73,773	—	26,906
1.65%	84,582	4,980	32,663	—	36,634
1.70%	76,775	41,710	91,324	—	73,443
1.75%	—	—	19,757	—	—
1.80%	2,646	—	21,339	—	77,065
1.85%	—	9,218	—	—	8,703
1.90%	—	—	—	—	—
Total	5,345,003	10,018,444	5,634,749	98,502,669	12,559,834

Subaccount	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2
0.55%	—	2,701,029	368,713	—	—
0.60%	—	—	—	—	—
0.75%	—	49,392,067	78,434,843	—	—
0.85%	868,441	86,973,701	230,224,466	751,582	1,418,193
0.95%	2,463,185	100,671,752	65,490,704	1,719,462	5,975,938
1.00%	—	6,568,865	7,272,308	—	—
1.05%	469,594	23,823,310	143,992,429	290,274	2,405,663
1.10%	560,473	19,397,766	64,927,838	429,654	3,386,095
1.15%	21,089	12,116	—	3,733	23,124
1.20%	1,142,680	70,947,994	8,204,624	873,099	5,250,393
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	10,195	3,847,332	8,910,938	15,484	27,759
1.30%	673,067	29,800,924	45,861,402	536,664	2,224,630
1.35%	442,106	10,281,147	—	322,034	2,355,126
1.40%	159,237	9,525,408	—	37,844	513,491
1.45%	90,046	10,238,244	18,040,239	74,379	879,254
1.50%	121,780	2,097,814	—	50,582	563,863
1.55%	34,783	5,123,064	—	7,653	400,179
1.60%	7,421	1,209,102	—	5,902	161,325
1.65%	55,231	5,270,704	—	7,666	321,836
1.70%	12,035	4,746,122	—	9,374	297,614
1.75%	18,614	788,734	—	16,046	8,913
1.80%	43,763	1,742,542	—	4,050	349,958
1.85%	—	429,280	—	17,459	46,638
1.90%	—	633,698	—	—	56,549
Total	7,193,740	446,222,715	671,728,504	5,172,941	26,666,541

322	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
0.55%	11,197	—	—	—	—
0.60%	—	—	—	—	—
0.75%	538,923	—	—	—	—
0.85%	312,424	208,326	721,784	602,776	312,527
0.95%	876,491	860,104	2,748,309	741,665	1,079,692
1.00%	106,200	—	—	—	—
1.05%	202,309	238,305	451,731	294,555	322,058
1.10%	488,449	405,722	614,938	488,778	464,214
1.15%	—	—	12,480	—	266
1.20%	350,646	677,512	1,426,563	822,684	593,880
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	12,387	—	—	—	16,650
1.30%	113,367	248,319	644,928	506,553	210,303
1.35%	99,000	116,715	450,560	216,625	300,712
1.40%	16,464	87,567	271,092	157,492	102,556
1.45%	60,434	70,825	106,397	128,453	93,991
1.50%	49,572	72,526	96,617	83,585	386,803
1.55%	9,392	30,916	38,344	99,966	1,118
1.60%	—	16,630	67,709	3,631	12,125
1.65%	—	4,901	33,072	91,630	5,677
1.70%	—	45,656	19,408	80,366	16,529
1.75%	—	—	—	2,621	12,590
1.80%	—	20,666	35,077	8,776	50,107
1.85%	—	—	18,221	24,208	14,448
1.90%	—	—	—	—	—
Total	3,247,255	3,104,690	7,757,230	4,354,364	3,996,246

Subaccount	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
0.55%	—	—	3,010,104	13,454,553	2,877,318
0.60%	—	—	5,121	—	—
0.75%	—	—	381,681,246	1,018,857,341	215,307,603
0.85%	260,161	356,863	1,584,772,020	3,477,583,338	1,045,332,223
0.95%	659,522	2,363,271	1,313,689,341	628,237,119	712,898,053
1.00%	—	—	45,634,118	110,901,264	21,788,823
1.05%	224,921	335,049	140,189,288	1,397,222,107	74,633,287
1.10%	204,426	779,013	221,596,939	820,236,649	133,177,562
1.15%	3,116	17,153	1,110,554	—	274,295
1.20%	315,682	888,938	863,441,587	55,450,748	395,158,624
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	17,400,294	31,948,520	8,171,372
1.30%	210,518	402,626	166,041,856	338,837,959	71,300,615
1.35%	197,115	640,235	67,267,542	—	28,513,403
1.40%	54,843	130,131	50,758,141	—	20,356,525
1.45%	31,293	160,496	77,754,296	29,310,543	34,151,923
1.50%	11,710	268,794	20,362,314	—	8,699,926
1.55%	22,646	74,475	16,330,546	—	2,902,313
1.60%	23,639	23,765	13,495,979	—	3,742,252
1.65%	37,827	85,717	26,339,933	—	9,616,774
1.70%	17,538	69,444	8,561,955	—	1,598,684
1.75%	—	5,425	3,958,140	—	1,780,028
1.80%	1,706	23,243	1,702,618	—	628,760
1.85%	—	80,556	3,517,400	—	393,445
1.90%	—	—	89,985	—	—
Total	2,276,663	6,705,194	5,028,711,317	7,922,040,141	2,793,303,808

RIVERSOURCE VARIABLE ACCOUNT 10 ■	323

Subaccount	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi-Mgr Div Inc, Cl 2
0.55%	11,019,630	2,281,667	4,213,999	—	—
0.60%	—	—	—	—	—
0.75%	508,398,306	126,040,584	251,755,136	—	93,855
0.85%	1,268,064,361	258,786,631	665,238,917	1,228,442	28,253
0.95%	254,402,034	321,778,271	187,724,482	2,953,211	101,406
1.00%	46,381,252	15,123,779	29,851,985	—	14,627
1.05%	467,579,753	52,872,752	343,316,863	731,601	181,600
1.10%	218,248,094	50,355,163	206,056,726	992,583	15,563
1.15%	—	571,115	—	55,665	—
1.20%	12,392,584	182,169,749	19,250,815	1,844,189	55,695
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	20,042,802	6,166,468	16,144,021	—	24,975
1.30%	63,381,546	51,203,820	120,984,764	685,897	27,354
1.35%	—	20,339,476	—	736,726	59,328
1.40%	—	19,323,877	—	273,704	—
1.45%	6,870,800	23,803,386	25,456,386	137,572	—
1.50%	—	6,281,666	—	336,604	17,875
1.55%	—	8,644,504	—	217,105	—
1.60%	—	4,364,807	—	33,744	50,039
1.65%	—	7,809,791	—	72,457	28,173
1.70%	—	6,269,012	—	104,651	—
1.75%	—	3,755,672	—	—	—
1.80%	—	1,671,117	—	14,813	—
1.85%	—	2,100,795	—	—	—
1.90%	—	221,850	—	—	—
Total	2,876,781,162	1,171,935,952	1,869,994,094	10,418,964	698,743

Subaccount	VP Multi-Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
0.55%	—	—	—	—	—
0.60%	—	—	—	—	—
0.75%	206,836	—	—	—	—
0.85%	35,230	360,167	167,600	128,021	193,207
0.95%	128,610	1,418,498	405,768	765,301	837,864
1.00%	7,356	—	—	—	—
1.05%	9,379	140,935	186,420	111,937	120,379
1.10%	115,212	450,376	350,220	168,081	224,984
1.15%	—	—	—	—	—
1.20%	69,007	865,469	378,564	228,494	315,073
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,437	14,176	—	3,935	3,794
1.30%	136,247	401,332	144,363	132,172	147,604
1.35%	43,554	357,610	214,899	41,774	80,623
1.40%	—	250,993	66,847	12,829	25,537
1.45%	16,494	131,182	47,495	23,060	21,882
1.50%	12,400	173,952	59,322	22,123	40,125
1.55%	11,248	65,688	30,864	—	7,889
1.60%	50,013	16,827	5,636	9,725	19,535
1.65%	—	27,558	11,142	5,841	7,515
1.70%	—	38,627	34,287	—	4,384
1.75%	—	4,383	—	—	—
1.80%	—	351	41,368	13,069	—
1.85%	—	46,997	—	—	—
1.90%	—	—	—	—	—
Total	846,023	4,765,121	2,144,795	1,666,362	2,050,395

324	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2	VP Sit Divd Gro, Cl 3
0.55%	143,318	—	9,894	—	270,856
0.60%	—	—	—	—	—
0.75%	20,097,803	—	410,525	—	9,697,459
0.85%	5,542,230	213,252	322,779	335,098	6,596,686
0.95%	11,003,228	987,113	646,229	773,463	5,373,026
1.00%	2,383,506	—	157,774	—	608,931
1.05%	2,933,218	177,957	129,210	166,632	2,943,383
1.10%	1,237,095	373,072	165,886	378,534	1,320,016
1.15%	—	2,459	—	25,625	—
1.20%	1,110,284	593,330	86,473	726,250	510,483
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	140,745	—	12,229	—	168,707
1.30%	530,290	277,692	49,317	233,735	899,224
1.35%	—	392,143	56,955	162,979	—
1.40%	—	25,675	5,332	245,800	—
1.45%	207,243	21,123	5,939	74,039	138,317
1.50%	—	131,164	1,944	318,205	—
1.55%	—	3,120	470	8,761	—
1.60%	—	36,594	—	35,672	—
1.65%	—	—	—	5,009	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	471	—	43,496	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	45,328,960	3,235,165	2,060,956	3,533,298	28,527,088

Subaccount	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
0.55%	—	—	131,611	109,843	894,637
0.60%	—	—	—	—	—
0.75%	—	—	3,186,584	774,193	38,989,096
0.85%	466,439	689,408	1,524,274	612,898	18,169,432
0.95%	575,000	1,157,362	1,746,616	1,013,672	23,709,261
1.00%	—	—	382,883	65,565	4,654,579
1.05%	341,223	763,629	871,726	493,787	10,307,684
1.10%	151,679	253,923	297,516	491,544	5,398,911
1.15%	7,571	3,040	—	77,053	—
1.20%	496,690	575,213	156,103	617,739	2,115,345
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	8,503	79,513	14,666	663,201
1.30%	174,667	381,630	145,550	222,529	2,488,776
1.35%	80,408	329,159	—	466,439	—
1.40%	227,331	9,058	—	76,411	—
1.45%	145,461	37,565	44,149	87,746	550,094
1.50%	53,201	117,508	—	142,046	—
1.55%	9,703	23,253	—	2,797	—
1.60%	13,155	1,900	—	14,918	—
1.65%	4,020	55,392	—	65,721	—
1.70%	31,106	7,525	—	2,250	—
1.75%	4,137	—	—	9,245	—
1.80%	29,214	340	—	18,487	—
1.85%	—	—	—	25,270	—
1.90%	—	—	—	—	—
Total	2,811,005	4,414,408	8,566,525	5,404,819	107,941,016

RIVERSOURCE VARIABLE ACCOUNT 10 ■	325

Subaccount	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
0.55%	543,301	4,595	156,299	85,407	96,286
0.60%	—	—	—	—	—
0.75%	48,912,490	8,313,557	9,713,926	10,331,520	9,800,895
0.85%	15,272,913	—	5,063,113	4,009,984	5,436,414
0.95%	30,285,768	5,280,983	6,905,374	7,586,043	7,460,817
1.00%	7,810,191	1,038,144	1,768,562	1,345,301	1,297,991
1.05%	8,590,419	—	2,311,973	2,781,038	3,083,358
1.10%	4,249,515	—	1,483,807	1,679,923	1,781,881
1.15%	—	—	—	11,256	—
1.20%	3,100,671	423,834	968,716	954,085	951,454
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	695,705	—	251,927	141,102	208,330
1.30%	1,841,554	—	937,006	875,697	946,640
1.35%	—	—	—	80,834	458,029
1.40%	—	—	—	71,747	41,549
1.45%	446,095	—	219,411	173,055	301,701
1.50%	—	—	—	36,535	174,456
1.55%	—	—	—	62,376	22,436
1.60%	—	—	—	55,209	23,878
1.65%	—	—	—	104,783	26,212
1.70%	—	—	—	95,856	93,858
1.75%	—	—	—	—	—
1.80%	—	—	—	1,573	25,619
1.85%	—	—	—	—	11,529
1.90%	—	—	—	—	—
Total	121,748,622	15,061,113	29,780,114	30,483,324	32,243,333

Subaccount					WA Var Global Hi Yd Bond, Cl II
0.55%					23,479
0.60%					—
0.75%					1,271,822
0.85%					595,986
0.95%					1,907,907
1.00%					91,834
1.05%					331,593
1.10%					441,794
1.15%					—
1.20%					293,121
1.25%					—
1.25%					—
1.25%					—
1.25%					—
1.25%					—
1.25%					31,655
1.30%					315,061
1.35%					139,050
1.40%					138,115
1.45%					267,527
1.50%					96,010
1.55%					—
1.60%					22,980
1.65%					8,789
1.70%					54,248
1.75%					—
1.80%					—
1.85%					6,443
1.90%					—
Total					6,037,414

326	■ RIVERSOURCE VARIABLE ACCOUNT 10

The following is a summary of net assets at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
0.55%	$50,856	$47,180	$379,692	$944,446	$—
0.60%	82	—	—	—	199
0.75%	771,924	2,255,297	53,406,841	81,662,970	—
0.85%	416,211	2,224,646	8,762,771	15,695,869	4,650,285
0.95%	1,350,402	1,476,982	31,757,049	44,480,009	2,807,130
1.00%	102,364	192,889	6,044,707	10,515,878	—
1.05%	230,350	947,908	4,885,925	7,206,276	2,132,565
1.10%	301,879	969,111	2,281,617	5,836,807	1,842,049
1.15%	81	—	—	—	3,534
1.20%	476,991	380,976	3,178,094	4,507,577	1,923,594
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	61,561	23,746	327,117	668,100	134,230
1.30%	654,394	257,332	751,311	2,677,700	1,776,846
1.35%	102,461	—	—	—	559,074
1.40%	80	—	—	—	93,987
1.45%	163,690	20,459	254,131	472,827	218,829
1.50%	24,812	—	—	—	677,789
1.55%	10,750	—	—	—	21,840
1.60%	111,945	—	—	—	39,223
1.65%	76	—	—	—	11,023
1.70%	80	—	—	—	20,954
1.75%	80	—	—	—	10,183
1.80%	80	—	—	—	200
1.85%	30,631	—	—	—	192
1.90%	80	—	—	—	192
Total	$4,861,860	$8,796,526	$112,029,255	$174,668,459	$16,923,918

Subaccount	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
0.55%	$522,652	$6,211	$470,456	$749,392	$341,398
0.60%	90	—	—	—	—
0.75%	12,113,656	6,883,376	17,358,040	13,972,133	10,586,136
0.85%	5,457,788	—	—	12,218,153	5,272,936
0.95%	12,357,298	5,485,000	10,842,509	10,727,461	6,051,758
1.00%	1,875,951	—	3,366,349	1,873,519	1,820,027
1.05%	3,205,879	—	—	7,555,103	2,551,769
1.10%	4,002,846	—	—	4,047,579	1,015,266
1.15%	10,999	—	—	—	—
1.20%	2,619,340	—	1,391,745	964,060	1,193,111
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	249,964	—	—	644,115	220,096
1.30%	2,219,137	—	—	2,033,089	401,453
1.35%	1,592,601	—	—	—	—
1.40%	345,789	—	—	—	—
1.45%	552,997	—	—	381,714	139,475
1.50%	235,637	—	—	—	—
1.55%	181,926	—	—	—	—
1.60%	187,678	—	—	—	—
1.65%	68,751	—	—	—	—
1.70%	181,026	—	—	—	—
1.75%	39,873	—	—	—	—
1.80%	58,348	—	—	—	—
1.85%	1,825	—	—	—	—
1.90%	88	—	—	—	—
Total	$48,082,139	$12,374,587	$33,429,099	$55,166,318	$29,593,425

RIVERSOURCE VARIABLE ACCOUNT 10 ■	327

Subaccount	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal	CB Var Sm Cap Gro, Cl I
0.55%	$300,264	$812,079	$184,963	$3,241	$194,561
0.60%	—	118	91	—	—
0.75%	27,837,875	85,897,657	15,018,975	14,913,128	3,504,940
0.85%	—	23,711,177	7,297,640	—	5,240,963
0.95%	21,453,021	61,907,057	18,636,083	7,612,207	2,967,172
1.00%	—	12,818,979	3,448,278	2,352,222	630,511
1.05%	—	18,048,505	4,318,539	—	3,757,314
1.10%	—	8,883,947	4,764,306	—	2,059,864
1.15%	—	59,093	14,786	—	—
1.20%	—	10,751,112	3,623,530	997,645	322,585
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1,479,421	428,510	—	129,237
1.30%	—	5,644,964	3,025,234	—	982,701
1.35%	—	2,005,625	2,630,452	—	—
1.40%	—	325,216	609,963	—	—
1.45%	—	1,490,963	1,183,756	—	151,609
1.50%	—	655,465	530,840	—	—
1.55%	—	322,554	153,515	—	—
1.60%	—	73,263	248,656	—	—
1.65%	—	227,462	125,278	—	—
1.70%	—	116,135	281,123	—	—
1.75%	—	134	118,241	—	—
1.80%	—	68,514	102,131	—	—
1.85%	—	30,501	64,417	—	—
1.90%	—	113	74	—	—
Total	$49,591,160	$235,330,054	$66,809,381	$25,878,443	$19,941,457

Subaccount	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 2	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	$821,664	$—	$996,158	$427	$260,312
0.60%	14	1,996	—	56	13
0.75%	78,825,018	—	70,631,511	190,594	5,854,988
0.85%	17,841,459	651,239	18,549,990	88,609	3,102,376
0.95%	59,863,012	4,826,530	44,644,671	422,869	7,279,578
1.00%	11,360,694	—	7,418,054	20,875	547,251
1.05%	11,790,840	974,021	12,672,626	32,184	1,865,659
1.10%	8,289,182	2,624,854	8,072,684	168,820	2,460,315
1.15%	47,415	178,652	—	55	13
1.20%	8,358,317	3,886,705	3,237,584	254,660	2,507,688
1.25%	—	—	—	—	—
1.25%	2,116,957	—	2,861,809	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	72,403,313	—	22,117,719	—	—
1.25%	—	1,990	—	5,312	33,715
1.30%	7,056,907	2,818,416	2,169,026	14,362	1,167,237
1.35%	2,040,183	2,629,578	—	28,332	1,036,636
1.40%	815,280	419,272	—	55	481,521
1.45%	1,836,906	656,367	1,750,292	36,195	293,510
1.50%	539,857	977,330	—	47,530	70,557
1.55%	477,260	5,897	—	7,505	103,631
1.60%	507,526	94,781	—	55	75,347
1.65%	96,848	67,678	—	4,864	11,832
1.70%	167,680	56,779	—	55	190,671
1.75%	43,944	1,994	—	55	13
1.80%	172,675	39,080	—	55	8,443
1.85%	59,809	1,979	—	55	40,788
1.90%	14	1,975	—	55	13
Total	$285,532,774	$20,917,113	$195,122,124	$1,323,634	$27,392,107

328	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3
0.55%	$189,341	$—	$1,978,254	$—	$3,334,469
0.60%	75	80	—	14	—
0.75%	1,032,769	—	211,253,373	—	302,974,906
0.85%	456,826	2,507,341	45,993,555	1,974,373	65,951,819
0.95%	1,811,242	6,575,648	152,135,388	8,216,314	177,189,158
1.00%	715,614	—	20,547,733	—	35,688,419
1.05%	870,382	1,943,877	32,658,708	2,345,721	31,456,015
1.10%	1,057,422	2,187,832	11,492,429	3,874,715	17,904,555
1.15%	75	51,270	—	46,483	—
1.20%	308,804	3,025,974	15,310,626	4,144,624	14,580,311
1.25%	—	—	—	—	79,155,761
1.25%	—	—	2,176,166	—	2,864,903
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	47,378,455	—	—
1.25%	184,972	134,437	—	3,114	—
1.30%	65,396	3,431,384	7,933,864	2,692,892	8,642,539
1.35%	161,765	744,940	—	2,309,617	—
1.40%	75	713,733	—	939,750	—
1.45%	174,540	561,925	3,172,842	548,044	2,542,559
1.50%	18,259	246,053	—	2,540,517	—
1.55%	75	250,712	—	64,842	—
1.60%	10,981	117,174	—	268,824	—
1.65%	75	376,246	—	115,350	—
1.70%	75	34,884	—	173,543	—
1.75%	75	2,891	—	3,793	—
1.80%	75	64,401	—	147,336	—
1.85%	75	79	—	242,950	—
1.90%	75	79	—	40,530	—
Total	$7,059,063	$22,970,960	$552,031,393	$30,693,346	$742,285,414

Subaccount	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3
0.55%	$81,671	$—	$1,777,959	$—	$1,065,984
0.60%	69	77	—	72	—
0.75%	2,140,696	—	63,187,208	—	64,506,161
0.85%	814,025	2,053,399	19,688,719	1,120,714	15,707,680
0.95%	2,513,202	5,651,123	35,847,527	2,753,493	49,969,391
1.00%	313,880	—	8,708,932	—	6,443,884
1.05%	467,532	1,048,490	9,138,697	795,525	10,488,069
1.10%	605,565	1,106,889	7,104,914	323,742	3,529,369
1.15%	68	40,063	—	73	—
1.20%	449,991	2,770,864	3,254,627	1,576,307	5,120,369
1.25%	—	—	35,585,750	—	—
1.25%	—	—	888,846	—	728,485
1.25%	—	—	—	—	—
1.25%	—	—	—	—	14,094,053
1.25%	—	—	—	—	—
1.25%	43,248	22,923	—	17,713	—
1.30%	359,918	1,415,483	2,646,701	1,006,479	3,296,614
1.35%	195,569	968,769	—	309,176	—
1.40%	20,533	419,828	—	386,504	—
1.45%	201,346	273,457	564,999	156,561	905,570
1.50%	23,173	339,947	—	175,558	—
1.55%	6,336	189,137	—	69,519	—
1.60%	82	46,019	—	13,166	—
1.65%	76	170,936	—	133,542	—
1.70%	1,524	35,102	—	8,869	—
1.75%	132	20,406	—	75	—
1.80%	68	15,824	—	62,064	—
1.85%	68	12,761	—	70	—
1.90%	68	74	—	70	—
Total	$8,238,840	$16,601,571	$188,394,879	$8,909,292	$175,855,629

RIVERSOURCE VARIABLE ACCOUNT 10 ■	329

Subaccount	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 2
0.55%	$—	$1,773,199	$458,816	$1,927,355	$—
0.60%	89	—	88	—	89
0.75%	—	137,870,014	25,182,265	58,015,626	—
0.85%	3,406,649	29,500,018	15,600,216	19,471,653	426,069
0.95%	9,598,928	109,651,747	20,860,897	38,953,372	1,902,135
1.00%	—	12,479,324	4,333,052	6,795,518	—
1.05%	2,142,745	18,134,927	10,158,331	14,145,698	1,233,964
1.10%	3,161,815	8,207,956	4,847,043	5,986,215	480,214
1.15%	107,178	—	90,454	—	88
1.20%	4,549,198	10,039,070	6,616,444	5,289,975	1,099,751
1.25%	—	—	—	—	—
1.25%	—	1,098,742	—	—	—
1.25%	—	—	—	—	—
1.25%	—	38,457,477	—	—	—
1.25%	—	—	—	—	—
1.25%	31,804	—	840,863	798,212	94
1.30%	3,140,591	4,600,048	4,317,150	3,927,295	296,184
1.35%	2,594,551	—	1,368,675	—	323,563
1.40%	625,316	—	795,441	—	69,871
1.45%	691,903	2,613,939	1,477,937	1,390,314	64,748
1.50%	890,017	—	1,015,588	—	287,546
1.55%	324,905	—	419,082	—	39,885
1.60%	96,896	—	39,523	—	25,839
1.65%	157,839	—	233,378	—	77,584
1.70%	150,088	—	202,927	—	14,324
1.75%	4,607	—	2,977	—	93
1.80%	97,917	—	11,835	—	617
1.85%	89,614	—	110,960	—	17,681
1.90%	40,093	—	86	—	38,516
Total	$31,902,743	$374,426,461	$98,984,028	$156,701,233	$6,398,855

Subaccount	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Core Quan, Cl 2	Col VP Lg Core Quan, Cl 3
0.55%	$485,794	$—	$1,375,895	$—	$532,614
0.60%	—	15	—	16	—
0.75%	22,921,503	—	75,244,153	—	161,512,295
0.85%	3,841,574	685,072	6,952,398	554,859	5,045,875
0.95%	14,264,418	3,298,872	39,944,831	2,452,009	81,512,555
1.00%	2,197,951	—	6,045,349	—	9,233,993
1.05%	2,739,233	1,588,331	3,945,202	616,999	3,598,450
1.10%	1,198,211	1,452,706	1,437,109	1,039,291	1,167,253
1.15%	—	37,726	—	39,432	—
1.20%	1,174,044	1,721,974	3,129,860	1,072,628	4,014,376
1.25%	—	—	—	—	—
1.25%	124,586	—	—	—	436,086
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	32,954,585	—	—	—	144,582,311
1.25%	—	20,787	309,637	21	—
1.30%	602,772	1,054,410	499,465	977,934	750,773
1.35%	—	503,035	—	916,713	—
1.40%	—	99,622	—	98,307	—
1.45%	198,853	154,682	70,273	226,570	125,970
1.50%	—	158,491	—	68,316	—
1.55%	—	272,505	—	48,261	—
1.60%	—	46,973	—	126,982	—
1.65%	—	57,735	—	74,067	—
1.70%	—	90,715	—	35,583	—
1.75%	—	11	—	12	—
1.80%	—	6,462	—	7,096	—
1.85%	—	15	—	4,726	—
1.90%	—	15	—	15	—
Total	$82,703,524	$11,250,154	$138,954,172	$8,359,837	$412,512,551

330	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Man Vol Conserv, Cl 2	Col VP Man Vol Conserv Gro, Cl 2	Col VP Man Vol Gro, Cl 2	Col VP Man Vol Mod Gro, Cl 2
0.55%	$74	$10	$463,913	$14,373,365	$5,510,776
0.60%	78	10	10	10	10
0.75%	2,085,810	3,818,350	20,450,212	335,501,088	208,365,258
0.85%	1,146,482	12,457,214	82,232,580	1,533,579,540	1,064,976,666
0.95%	4,106,194	49,295,524	231,679,340	1,775,364,358	3,893,879,409
1.00%	172,503	156,400	2,325,281	30,158,185	25,326,366
1.05%	854,320	4,525,169	27,462,514	470,349,667	1,436,829,125
1.10%	1,503,472	30,400,776	154,392,739	919,893,316	1,182,145,337
1.15%	21,113	11	11	1,967,421	13,553,291
1.20%	1,892,879	9,742,052	36,115,763	233,773,832	348,702,559
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	61,574	10	212,737	11	95,569
1.30%	832,164	4,687,137	19,279,480	109,917,988	454,200,044
1.35%	836,162	4,260,365	29,118,080	106,260,404	191,166,221
1.40%	389,426	269,992	193,003	2,782,644	42,182,065
1.45%	298,503	1,083,256	4,693,252	9,592,790	24,766,834
1.50%	314,224	406,337	518,642	4,832,109	19,898,636
1.55%	154,277	11	473,627	2,963,499	19,871,271
1.60%	14,755	126,336	201,115	3,155,855	6,002,009
1.65%	362,358	3,048	501,309	1,479,567	5,439,994
1.70%	244,013	120,091	220,888	293,416	3,891,731
1.75%	81	11	220,854	12	5,725,693
1.80%	29,527	11	11	12	73,564
1.85%	24,431	908,220	413,534	93,140	665,509
1.90%	77	11	11	12	62,206
Total	$15,344,497	$122,260,352	$611,168,906	$5,556,332,241	$8,953,330,143

Subaccount	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2
0.55%	$1,122,824	$604,155	$—	$148,089	$—
0.60%	—	88	14	—	16
0.75%	61,641,525	11,048,889	—	31,523,266	—
0.85%	31,786,488	6,542,196	280,705	4,584,351	795,365
0.95%	34,402,662	7,996,579	1,101,339	17,623,527	4,069,416
1.00%	6,670,858	1,571,555	—	1,580,439	—
1.05%	15,407,581	3,467,929	172,755	2,287,995	1,072,706
1.10%	8,926,811	3,308,905	708,367	944,284	1,444,618
1.15%	—	12,240	4,145	—	10,039
1.20%	2,689,119	1,459,243	807,355	713,682	1,918,329
1.25%	—	—	—	—	—
1.25%	—	—	—	72,117	—
1.25%	—	—	—	28,701,065	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,503,711	520,376	24,475	—	19
1.30%	3,923,393	1,678,549	439,145	466,483	1,361,029
1.35%	—	586,188	245,634	—	1,039,744
1.40%	—	117,177	98,715	—	265,252
1.45%	1,034,443	321,523	58,563	136,950	66,051
1.50%	—	191,368	72,886	—	738,095
1.55%	—	36,014	7,174	—	44,244
1.60%	—	11,965	43,150	—	92,850
1.65%	—	16,410	26,662	—	113,417
1.70%	—	9,452	71,768	—	36,077
1.75%	—	84	42,518	—	372
1.80%	—	4,044	15	—	110,674
1.85%	—	5,161	26,782	—	49,471
1.90%	—	88	14	—	16
Total	$169,109,415	$39,510,178	$4,232,181	$88,782,248	$13,227,800

RIVERSOURCE VARIABLE ACCOUNT 10 ■	331

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3
0.55%	$794,849	$1,355	$410,830	$—	$576,995
0.60%	—	9	16	16	—
0.75%	34,131,939	819,239	73,535,900	—	21,695,823
0.85%	19,811,470	380,753	16,295,360	582,969	6,234,173
0.95%	20,839,482	968,249	57,555,057	3,034,190	14,963,647
1.00%	3,691,918	247,684	8,355,471	—	1,756,991
1.05%	10,408,937	196,433	10,767,807	669,983	3,978,564
1.10%	4,808,220	410,328	10,140,898	825,257	1,240,811
1.15%	—	9	11	16	—
1.20%	1,580,925	310,892	8,595,658	1,552,478	1,636,450
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	401,689	34,618	568,577	9,999	128,404
1.30%	2,583,739	317,732	5,500,218	1,179,304	929,881
1.35%	—	224,855	3,070,684	865,323	—
1.40%	—	15	631,478	171,189	—
1.45%	466,966	82,159	1,515,700	311,051	174,964
1.50%	—	3,786	838,492	179,242	—
1.55%	—	4,672	208,515	81,032	—
1.60%	—	9	209,947	23,933	—
1.65%	—	6,174	42,335	88,778	—
1.70%	—	9	135,371	125,998	—
1.75%	—	9	33,347	44,654	—
1.80%	—	9	4,570	147,487	—
1.85%	—	9	83,641	16	—
1.90%	—	9	16	16	—
Total	$99,520,134	$4,009,016	$198,499,899	$9,892,931	$53,316,703

Subaccount	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.55%	$—	$530,277	$—	$—	$1,586,952
0.60%	17	—	82	78	—
0.75%	—	30,032,817	—	—	49,258,519
0.85%	225,769	3,616,535	1,732,101	222,534	11,814,424
0.95%	1,991,101	18,985,206	4,698,589	2,088,693	40,430,490
1.00%	—	2,444,553	—	—	4,564,879
1.05%	177,675	2,876,375	1,167,549	1,005,375	6,369,271
1.10%	709,875	1,628,983	1,312,273	1,106,858	2,271,067
1.15%	17	—	120,565	58,965	—
1.20%	1,628,050	1,043,040	2,819,010	674,708	4,899,861
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	20	106,835	67,092	78	752,372
1.30%	731,021	951,648	2,228,458	313,340	2,655,461
1.35%	514,555	—	1,078,355	380,323	—
1.40%	146,747	—	523,391	106,790	—
1.45%	47,442	102,625	323,259	172,040	1,461,702
1.50%	25,779	—	407,562	312,575	—
1.55%	23,628	—	583,240	68,102	—
1.60%	5,972	—	48,460	8,642	—
1.65%	46,498	—	90,195	131,633	—
1.70%	41,894	—	101,588	38,617	—
1.75%	20	—	10,606	77	—
1.80%	45,433	—	19,953	3,375	—
1.85%	4,803	—	18,442	12,274	—
1.90%	16	—	82	77	—
Total	$6,366,332	$62,318,894	$17,350,852	$6,705,154	$126,064,998

332	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.55%	$353,061	$274,844	$—	$2,251,564	$3,103,143
0.60%	—	81	—	—	152
0.75%	12,297,059	8,932,605	—	79,880,460	171,264,322
0.85%	4,339,743	2,657,808	2,905,039	31,262,140	73,494,489
0.95%	8,803,818	7,906,341	—	64,278,279	118,611,523
1.00%	2,416,447	699,896	—	12,584,671	22,632,885
1.05%	2,875,680	2,348,387	2,285,904	22,400,176	44,849,948
1.10%	2,555,401	1,454,982	1,136,158	11,898,332	30,132,508
1.15%	—	79	—	—	105,122
1.20%	847,699	1,174,982	—	8,077,008	18,039,938
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	240,461	190,947	251,637	2,367,524	5,068,620
1.30%	1,079,068	1,289,665	330,931	8,812,195	16,222,552
1.35%	—	761,343	—	—	4,444,622
1.40%	—	281,265	—	—	1,246,519
1.45%	315,884	203,988	222,755	4,075,281	4,715,284
1.50%	—	197,050	—	—	1,089,843
1.55%	—	84,176	—	—	341,339
1.60%	—	49,681	—	—	125,787
1.65%	—	28,535	—	—	345,075
1.70%	—	86,672	—	—	249,933
1.75%	—	10,340	—	—	78,833
1.80%	—	79,864	—	—	115,716
1.85%	—	15,460	—	—	73,017
1.90%	—	78	—	—	99,455
Total	$36,124,321	$28,729,069	$7,132,424	$247,887,630	$516,450,625

Subaccount	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl
0.55%	$132,014	$301,934	$529,102	$2,795,799	$35,614
0.60%	—	—	—	149	—
0.75%	31,387,031	78,728,900	63,839,196	217,552,235	9,404,313
0.85%	—	—	—	58,527,982	—
0.95%	24,212,745	45,957,466	47,400,636	129,373,674	6,788,679
1.00%	—	9,846,112	—	33,319,234	—
1.05%	—	—	—	26,477,178	—
1.10%	—	—	—	17,898,698	—
1.15%	—	—	—	26,060	—
1.20%	—	4,983,018	—	17,472,739	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	2,644,464	—
1.30%	—	—	—	8,911,494	—
1.35%	—	—	—	1,600,623	—
1.40%	—	—	—	473,549	—
1.45%	—	—	—	2,012,014	—
1.50%	—	—	—	253,670	—
1.55%	—	—	—	254,735	—
1.60%	—	—	—	105,573	—
1.65%	—	—	—	175,356	—
1.70%	—	—	—	120,557	—
1.75%	—	—	—	57,061	—
1.80%	—	—	—	51,944	—
1.85%	—	—	—	72,012	—
1.90%	—	—	—	188	—
Total	$55,731,790	$139,817,430	$111,768,934	$520,176,988	$16,228,606

RIVERSOURCE VARIABLE ACCOUNT 10 ■	333

Subaccount	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2
0.55%	$563,074	$43,461	$746,545	$303,046	$337,401
0.60%	—	75	—	83	109
0.75%	31,617,300	10,869,943	68,913,178	13,541,252	47,627,381
0.85%	8,669,335	3,693,047	12,477,819	6,804,936	19,794,454
0.95%	20,138,849	10,734,540	42,172,938	14,194,407	34,162,314
1.00%	4,216,181	1,593,432	7,792,350	1,534,916	9,328,857
1.05%	4,194,644	3,845,181	5,838,178	4,492,911	11,640,143
1.10%	1,766,242	2,631,528	4,240,353	4,715,904	7,654,460
1.15%	—	74	—	82	2,589
1.20%	2,240,799	2,980,609	3,935,580	5,079,429	5,005,281
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	336,202	550,369	569,292	486,604	1,069,231
1.30%	946,810	1,363,423	2,691,118	3,450,993	4,584,963
1.35%	—	879,525	—	2,093,888	593,572
1.40%	—	163,389	—	361,163	68,079
1.45%	422,258	629,482	438,768	2,306,005	804,535
1.50%	—	312,411	—	334,015	151,992
1.55%	—	74	—	210,374	41,724
1.60%	—	83,651	—	175,662	44,559
1.65%	—	74	—	65,688	74,993
1.70%	—	96,861	—	233,205	11,273
1.75%	—	39,452	—	10,727	13,878
1.80%	—	24,356	—	104,569	175,165
1.85%	—	23,298	—	90,287	45,152
1.90%	—	74	—	81	105
Total	$75,111,694	$40,558,329	$149,816,119	$60,590,227	$143,232,210

Subaccount	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
0.55%	$1,291,570	$157,716	$1,843,653	$52,268	$7,817
0.60%	113	99	—	73	—
0.75%	61,896,311	9,024,473	133,956,761	123,043	4,429,844
0.85%	16,997,267	4,241,111	—	105,902	—
0.95%	42,043,891	9,255,948	81,273,546	368,961	3,096,892
1.00%	8,235,937	1,983,525	15,854,612	72	—
1.05%	6,725,627	1,901,803	—	153,009	—
1.10%	5,623,306	2,655,674	—	68,020	—
1.15%	44,549	98	—	72	—
1.20%	5,841,514	1,790,386	7,751,361	82,381	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	387,088	221,264	—	2,540	—
1.30%	2,838,666	1,255,128	—	43,823	—
1.35%	966,392	750,956	—	17,213	—
1.40%	268,173	17,391	—	72	—
1.45%	461,675	633,984	—	72	—
1.50%	232,216	96,859	—	72	—
1.55%	166,839	35,153	—	72	—
1.60%	90,044	46,358	—	72	—
1.65%	32,093	97	—	4,239	—
1.70%	83,234	78,428	—	72	—
1.75%	4,677	32,911	—	72	—
1.80%	7,986	38,529	—	72	—
1.85%	110	22,054	—	24,210	—
1.90%	100	49,666	—	72	—
Total	$154,239,378	$34,289,611	$240,679,933	$1,046,474	$7,534,553

334	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.55%	$923,926	$3,847	$58,360	$327,349	$1,172,422
0.60%	—	—	—	78	—
0.75%	75,726,395	9,072,336	37,097,367	6,156,853	92,692,208
0.85%	10,017,516	—	3,335,961	2,272,308	17,882,826
0.95%	47,856,967	5,918,608	18,499,738	7,570,806	49,290,219
1.00%	6,872,831	—	4,502,378	2,818,610	16,903,013
1.05%	5,321,164	—	1,748,177	1,710,244	9,277,001
1.10%	1,633,835	—	617,789	3,908,830	4,790,591
1.15%	—	—	—	8,514	—
1.20%	3,399,102	—	2,023,788	2,801,746	7,820,818
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	544,755	—	124,944	228,195	866,729
1.30%	998,826	—	370,304	3,214,301	2,884,784
1.35%	—	—	—	1,393,025	—
1.40%	—	—	—	158,173	—
1.45%	222,742	—	138,937	779,106	642,344
1.50%	—	—	—	275,905	—
1.55%	—	—	—	41,406	—
1.60%	—	—	—	198,923	—
1.65%	—	—	—	94,252	—
1.70%	—	—	—	65,576	—
1.75%	—	—	—	51,647	—
1.80%	—	—	—	26,093	—
1.85%	—	—	—	18,754	—
1.90%	—	—	—	76	—
Total	$153,518,059	$14,994,791	$68,517,743	$34,120,770	$204,222,955

Subaccount	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II
0.55%	$—	$254,518	$—	$344,298	$475,240
0.60%	—	—	—	—	—
0.75%	—	15,939,882	—	18,090,395	36,707,936
0.85%	—	—	6,915,007	11,337,723	14,631,829
0.95%	—	8,641,823	—	12,151,366	27,005,638
1.00%	—	1,754,730	—	2,427,060	4,033,312
1.05%	—	—	4,892,445	6,719,416	8,547,276
1.10%	—	—	2,559,857	3,765,789	4,176,459
1.15%	—	—	—	—	—
1.20%	—	1,395,372	—	846,996	1,730,827
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	99,850,378	—	152,215	285,604	528,464
1.30%	—	—	1,094,175	1,463,013	1,715,639
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	—	178,413	347,185	430,911
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	$99,850,378	$27,986,325	$15,792,112	$57,778,845	$99,983,531

RIVERSOURCE VARIABLE ACCOUNT 10 ■	335

Subaccount	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Enterprise, Serv
0.55%	$126,938	$131,440	$562,377	$168,000	$22,218
0.60%	—	—	—	83	—
0.75%	9,675,116	9,997,063	14,356,158	8,251,275	10,131,511
0.85%	—	2,500,670	—	5,246,286	—
0.95%	6,353,294	5,312,447	7,528,462	9,872,569	4,901,027
1.00%	127,737	1,238,039	2,331,852	1,662,591	—
1.05%	—	1,311,116	—	2,833,966	—
1.10%	—	1,178,906	—	5,812,012	—
1.15%	—	—	—	83	—
1.20%	174,009	798,159	704,286	3,703,120	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	93,890	—	239,740	—
1.30%	—	341,084	—	3,254,530	—
1.35%	—	—	—	2,177,969	—
1.40%	—	—	—	208,859	—
1.45%	—	75,852	—	905,895	—
1.50%	—	—	—	164,626	—
1.55%	—	—	—	149,978	—
1.60%	—	—	—	45,301	—
1.65%	—	—	—	18,925	—
1.70%	—	—	—	239,139	—
1.75%	—	—	—	9,721	—
1.80%	—	—	—	77,468	—
1.85%	—	—	—	63,649	—
1.90%	—	—	—	82	—
Total	$16,457,094	$22,978,666	$25,483,135	$45,105,867	$15,054,756

Subaccount	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
0.55%	$213,003	$92	$65,553	$414,822	$182,777
0.60%	77	92	—	152	—
0.75%	5,723,063	2,543,793	11,656,330	15,855,451	22,415,055
0.85%	2,089,027	3,366,604	—	11,503,703	—
0.95%	5,470,358	2,723,157	6,379,409	11,172,939	16,268,404
1.00%	711,792	8,532	428,327	2,070,402	966,647
1.05%	1,037,625	997,280	—	4,643,803	—
1.10%	995,725	320,961	—	3,004,389	—
1.15%	76	91	—	24,100	—
1.20%	798,649	163,585	183,119	1,296,445	421,311
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	156,762	52,002	—	326,568	—
1.30%	466,081	50,778	—	1,450,163	—
1.35%	455,218	143,390	—	202,738	—
1.40%	16,012	173,655	—	6,670	—
1.45%	421,072	189,525	—	411,254	—
1.50%	199,078	247,988	—	86,984	—
1.55%	49,024	28,918	—	47,681	—
1.60%	35,860	45,215	—	6,505	—
1.65%	4,341	90	—	161	—
1.70%	40,737	90	—	8,558	—
1.75%	75	90	—	172	—
1.80%	42,048	5,323	—	6,422	—
1.85%	11,755	9,369	—	15,089	—
1.90%	75	89	—	146	—
Total	$18,937,533	$11,070,709	$18,712,738	$52,555,317	$40,254,194

336	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
0.55%	$50,640	$194,145	$290,698	$2,017,585	$475,548
0.60%	84	—	—	145	—
0.75%	2,753,687	34,957,128	23,632,437	93,921,101	20,481,878
0.85%	2,714,222	5,019,435	—	37,891,713	9,774,842
0.95%	2,820,986	22,179,716	16,048,033	69,359,701	13,483,918
1.00%	519,399	4,697,644	2,413,868	11,121,789	3,702,356
1.05%	1,097,794	4,309,324	—	21,477,353	5,913,944
1.10%	2,511,455	2,485,727	—	12,545,293	4,020,405
1.15%	83	—	—	10,916	—
1.20%	769,744	1,856,899	1,429,043	10,301,092	1,722,538
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	463,644	774,392	—	1,064,453	388,609
1.30%	919,298	1,080,103	—	6,880,007	2,122,721
1.35%	624,000	—	—	1,546,365	—
1.40%	8,602	—	—	866,581	—
1.45%	429,008	599,155	—	2,080,542	545,783
1.50%	31,730	—	—	1,401,909	—
1.55%	55,312	—	—	291,820	—
1.60%	48,906	—	—	196,182	—
1.65%	257,904	—	—	203,579	—
1.70%	636,735	—	—	312,435	—
1.75%	83	—	—	72,661	—
1.80%	55,155	—	—	75,490	—
1.85%	83	—	—	161,453	—
1.90%	83	—	—	140	—
Total	$16,768,637	$78,153,668	$43,814,079	$273,800,305	$62,632,542

Subaccount	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S	NB AMT Soc Responsive, Cl S	Oppen Eq Inc VA, Serv
0.55%	$312,669	$678	$321,175	$—	$—
0.60%	102	74	—	117	—
0.75%	12,387,084	389,286	5,658,072	—	—
0.85%	7,865,797	29,666	3,263,071	2,847,121	2,713,614
0.95%	10,003,191	384,410	3,701,083	898,093	—
1.00%	1,710,267	37,082	510,378	—	—
1.05%	4,431,772	21,382	2,060,247	1,633,034	1,672,675
1.10%	2,703,232	69,396	1,302,722	872,385	530,008
1.15%	5,695	74	—	115	—
1.20%	1,735,253	20,506	211,736	422,452	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	464,284	74	110,607	182,089	111,492
1.30%	1,643,157	74	607,612	354,167	577,038
1.35%	719,764	85,787	—	215,465	—
1.40%	69,469	5,110	—	20,859	—
1.45%	438,903	74	65,244	154,551	420,793
1.50%	76,060	93	—	334,090	—
1.55%	137,788	74	—	23,662	—
1.60%	16,635	74	—	891	—
1.65%	20,254	74	—	196,285	—
1.70%	31,707	23,946	—	11,042	—
1.75%	6,249	10,006	—	130	—
1.80%	44,688	13,318	—	40,491	—
1.85%	98	74	—	113	—
1.90%	97	74	—	112	—
Total	$44,824,215	$1,091,406	$17,811,947	$8,207,264	$6,025,620

RIVERSOURCE VARIABLE ACCOUNT 10 ■	337

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.55%	$836,057	$4,231,673	$873,404	$557,687	$3,581
0.60%	179	74	125	81	74
0.75%	36,973,175	183,943,075	27,846,077	48,557,056	552,888
0.85%	12,233,493	57,779,264	11,557,306	20,851,446	183,744
0.95%	25,298,002	138,454,879	21,473,929	44,162,227	997,475
1.00%	7,691,302	24,289,720	5,788,435	7,137,081	31,171
1.05%	8,703,545	42,014,987	9,747,079	15,949,600	381,281
1.10%	4,976,455	20,385,231	5,012,127	7,905,677	368,974
1.15%	6,841	5,208	123	74	73
1.20%	5,311,064	17,342,280	3,872,162	8,182,503	327,783
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,165,790	3,111,440	622,966	2,397,733	2,162
1.30%	3,115,535	13,798,635	2,878,426	6,223,468	339,318
1.35%	1,486,060	401,818	739,261	766,911	211,735
1.40%	142,312	73	183,929	787,254	305,400
1.45%	847,775	5,291,873	530,950	1,739,357	28,828
1.50%	203,548	87,472	238,385	615,009	77,535
1.55%	462,587	45,971	125,181	323,065	2,800
1.60%	98,059	86,751	73,788	35,518	132
1.65%	68,373	73	24,612	273,079	155,283
1.70%	131,397	120,828	50,404	42,617	72
1.75%	50,002	73	42,303	79,719	72
1.80%	622	76	3,248	5,935	72
1.85%	174	18,557	5,363	78	72
1.90%	174	73	121	78	72
Total	$109,802,521	$511,410,104	$91,689,704	$166,593,253	$3,970,597

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IA	Put VT Multi- Cap Gro, Cl IB
0.55%	$63,265	$282,380	$47,910	$—	$63,344
0.60%	2,124	—	—	—	—
0.75%	2,384,387	17,108,453	10,234,725	—	18,405,162
0.85%	906,037	—	—	—	—
0.95%	3,243,414	10,174,404	6,580,463	—	11,719,794
1.00%	513,043	2,518,377	1,396,510	—	633,483
1.05%	809,628	—	—	—	—
1.10%	1,090,400	—	—	—	—
1.15%	2,104	—	—	—	—
1.20%	574,364	904,303	513,189	—	415,106
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	17,399	—	—	67,674,640	—
1.30%	358,644	—	—	—	—
1.35%	559,451	—	—	—	—
1.40%	2,095	—	—	—	—
1.45%	407,146	—	—	—	—
1.50%	65,339	—	—	—	—
1.55%	24,944	—	—	—	—
1.60%	6,181	—	—	—	—
1.65%	2,087	—	—	—	—
1.70%	120,098	—	—	—	—
1.75%	2,084	—	—	—	—
1.80%	2,082	—	—	—	—
1.85%	69,479	—	—	—	—
1.90%	2,078	—	—	—	—
Total	$11,227,873	$30,987,917	$18,772,797	$67,674,640	$31,236,889

338	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Royce Micro-Cap, Invest Cl	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.55%	$86,187	$109,349	$157,024	$2,761,617	$14,288,243
0.60%	—	—	55	13	—
0.75%	12,685,412	13,011,107	1,164,180	97,061,411	197,811,244
0.85%	—	—	1,208,746	450,011,510	535,596,937
0.95%	10,721,668	11,166,001	1,183,078	302,274,883	82,344,379
1.00%	—	—	159,722	12,101,988	20,778,971
1.05%	—	—	272,696	27,719,069	170,244,854
1.10%	—	—	512,639	59,671,370	93,407,136
1.15%	—	—	9,371	68,094	—
1.20%	—	—	266,434	157,820,801	5,683,780
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	17,471	2,357,983	6,972,929
1.30%	—	—	203,784	28,535,928	21,973,791
1.35%	—	—	103,205	8,200,235	—
1.40%	—	—	15,093	8,425,531	—
1.45%	—	—	24,574	10,569,322	1,868,966
1.50%	—	—	52,888	1,885,430	—
1.55%	—	—	4,484	1,205,629	—
1.60%	—	—	3,497	830,196	—
1.65%	—	—	4,882	5,891,738	—
1.70%	—	—	4,192	396,565	—
1.75%	—	—	10,700	574,423	—
1.80%	—	—	54	86,555	—
1.85%	—	—	54	268,273	—
1.90%	—	—	54	13	—
Total	$23,493,267	$24,286,457	$5,378,877	$1,178,718,577	$1,150,971,230

Subaccount	VP AC Div Bond, Cl 2	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Col Wanger Intl Eq, Cl 2
0.55%	$—	$61,352	$—	$675,747	$—
0.60%	79	83	79	—	93
0.75%	—	3,610,093	—	53,809,961	—
0.85%	619,689	1,251,323	470,439	15,134,063	2,000,437
0.95%	2,262,316	2,629,051	1,898,915	37,248,350	5,529,496
1.00%	—	883,779	—	6,194,255	—
1.05%	283,556	535,320	461,532	8,895,712	1,129,727
1.10%	235,045	757,857	400,258	3,556,382	1,351,010
1.15%	79	84	78	—	51,659
1.20%	1,237,264	529,444	1,278,338	5,044,496	3,395,366
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	84	190,786	2,901	819,473	3,686
1.30%	462,791	424,240	717,515	4,769,309	1,608,338
1.35%	360,691	129,531	316,053	—	1,004,328
1.40%	97,714	83	278,255	—	505,995
1.45%	57,615	118,850	230,122	1,418,236	267,455
1.50%	69,313	44,876	138,218	—	381,850
1.55%	47,850	18,556	20,423	—	207,037
1.60%	7,187	1,337	83,342	—	37,310
1.65%	91,460	5,520	36,815	—	50,695
1.70%	82,826	46,207	102,711	—	101,398
1.75%	83	162	22,171	—	71
1.80%	2,840	83	23,897	—	105,951
1.85%	78	10,185	77	—	10,439
1.90%	78	83	103	—	74
Total	$5,918,638	$11,248,885	$6,482,242	$137,565,984	$17,742,415

RIVERSOURCE VARIABLE ACCOUNT 10 ■	339

Subaccount	Col VP US Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4	VP DFA Intl Val, Cl 2	VP EV Floating Rate Inc, Cl 2
0.55%	$—	$3,297,979	$450,198	$—	$—
0.60%	14	11	—	91	81
0.75%	—	59,736,775	94,858,627	—	—
0.85%	1,716,236	104,734,821	277,234,090	889,462	1,638,483
0.95%	4,823,084	120,775,989	78,476,901	2,025,573	6,870,694
1.00%	—	7,855,185	8,696,340	—	—
1.05%	915,385	28,443,150	171,700,790	340,431	2,753,075
1.10%	1,090,194	23,081,916	77,261,327	502,837	3,867,584
1.15%	29,375	13,107	—	4,390	24,365
1.20%	2,212,639	84,013,666	9,715,599	1,017,179	5,968,581
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	19,698	4,546,270	10,530,104	18,000	31,495
1.30%	1,297,450	35,117,608	54,043,062	622,393	2,517,505
1.35%	850,549	12,155,158	—	372,699	2,659,952
1.40%	305,640	11,238,924	—	43,702	578,804
1.45%	172,433	11,980,178	21,109,781	85,692	988,529
1.50%	168,011	2,246,761	—	57,826	588,030
1.55%	66,322	6,005,258	—	8,778	448,085
1.60%	14,115	1,413,851	—	6,834	180,171
1.65%	104,783	6,149,390	—	8,755	358,709
1.70%	22,788	5,524,226	—	10,681	330,924
1.75%	35,173	916,034	—	18,242	12,110
1.80%	82,518	2,019,438	—	4,675	387,490
1.85%	14	455,343	—	19,767	48,165
1.90%	14	671,321	—	88	58,334
Total	$13,926,435	$532,392,359	$804,076,819	$6,058,095	$30,311,166

Subaccount	VP GS Commodity Strategy, Cl 2	VP Holl Lg Cap Gro, Cl 2	VP Invesco Intl Gro, Cl 2	VP JPM Core Bond, Cl 2	VP Jennison Mid Cap Gro, Cl 2
0.55%	$8,534	$—	$—	$—	$—
0.60%	59	14	93	79	14
0.75%	409,365	—	—	—	—
0.85%	236,902	381,088	1,032,502	669,842	592,361
0.95%	663,492	1,566,623	3,913,930	820,552	2,037,304
1.00%	80,260	—	—	—	—
1.05%	152,870	432,040	640,352	324,382	604,921
1.10%	368,770	733,997	869,959	537,190	870,114
1.15%	58	14	15,355	78	379
1.20%	264,204	1,220,193	2,008,907	900,116	1,108,106
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	9,326	18	103	83	31,001
1.30%	85,291	445,210	904,108	551,716	390,647
1.35%	74,420	208,926	630,287	235,448	557,421
1.40%	12,366	156,317	378,448	170,739	189,682
1.45%	45,347	126,134	148,164	138,984	173,432
1.50%	37,168	93,723	117,734	85,203	526,858
1.55%	7,036	54,818	53,172	107,645	2,054
1.60%	58	29,420	93,661	3,903	22,223
1.65%	58	8,652	45,653	98,274	10,383
1.70%	58	80,414	26,729	85,994	30,162
1.75%	58	18	101	2,800	22,923
1.80%	58	36,240	48,100	9,346	91,046
1.85%	58	13	21,991	24,439	19,491
1.90%	58	13	91	78	14
Total	$2,455,874	$5,573,885	$10,949,440	$4,766,891	$7,280,536

340	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	VP Loomis Sayles Gro, Cl 2	VP MFS Val, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
0.55%	$—	$—	$5,111,233	$18,801,671	$5,136,528
0.60%	14	16	6,098	—	13
0.75%	—	—	527,736,065	1,410,223,484	314,059,445
0.85%	499,144	688,006	2,180,934,556	4,792,454,309	1,518,044,544
0.95%	1,259,963	4,536,013	1,799,474,064	861,525,600	1,030,795,729
1.00%	—	—	62,456,057	151,770,544	31,418,626
1.05%	427,654	640,129	191,286,096	1,906,823,263	107,894,563
1.10%	387,866	1,485,259	301,373,482	1,117,039,253	191,108,981
1.15%	4,334	25,855	1,310,528	—	336,401
1.20%	596,265	1,687,173	1,168,528,822	75,147,409	564,305,702
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	19	19	23,498,891	43,205,830	11,644,286
1.30%	395,842	760,713	223,723,902	456,977,746	101,645,027
1.35%	369,850	1,207,037	91,715,147	—	41,397,961
1.40%	102,682	244,814	69,067,044	—	29,495,685
1.45%	58,447	301,237	104,054,397	39,254,772	48,221,005
1.50%	16,077	401,307	23,801,013	—	10,568,123
1.55%	42,120	139,186	22,075,128	—	4,177,214
1.60%	43,862	44,308	18,196,423	—	5,373,097
1.65%	70,037	159,463	35,441,188	—	13,779,161
1.70%	32,410	128,898	11,492,923	—	2,285,171
1.75%	19	10,066	5,301,417	—	2,538,766
1.80%	3,136	42,961	2,275,581	—	894,851
1.85%	14	119,117	4,071,814	—	473,343
1.90%	14	15	104,038	—	11
Total	$4,309,769	$12,621,592	$6,873,035,907	$10,873,223,881	$4,035,594,233

Subaccount	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP MS Global Real Est, Cl 2	VP Multi-Mgr Div Inc, Cl 2
0.55%	$16,258,820	$2,977,317	$5,510,852	$—	$74
0.60%	—	12	—	97	74
0.75%	742,931,485	162,898,578	326,094,967	—	92,962
0.85%	1,844,979,387	333,009,557	857,969,536	1,960,647	27,972
0.95%	368,344,721	412,385,331	240,929,082	4,692,260	100,341
1.00%	67,014,643	19,326,448	38,232,924	—	14,545
1.05%	673,718,731	67,402,415	438,465,326	1,157,144	179,592
1.10%	313,803,666	64,034,182	262,614,633	1,566,655	15,387
1.15%	—	643,875	—	73,068	74
1.20%	17,732,012	230,523,615	24,415,936	2,897,565	55,037
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	28,616,995	7,786,470	20,432,302	112	24,674
1.30%	90,249,989	64,480,216	152,693,176	1,072,830	27,088
1.35%	—	25,774,113	—	1,149,870	58,582
1.40%	—	24,438,433	—	426,283	74
1.45%	9,715,244	29,860,251	31,904,614	213,750	74
1.50%	—	7,014,602	—	437,657	17,636
1.55%	—	10,860,460	—	335,899	74
1.60%	—	5,469,734	—	52,081	49,345
1.65%	—	9,766,953	—	111,590	27,775
1.70%	—	7,820,462	—	160,806	74
1.75%	—	4,675,251	—	109	74
1.80%	—	2,075,832	—	22,663	74
1.85%	—	2,323,371	—	95	74
1.90%	—	245,043	—	95	74
Total	$4,173,365,693	$1,495,792,521	$2,399,263,348	$16,331,276	$691,750

RIVERSOURCE VARIABLE ACCOUNT 10 ■	341

Subaccount	VP Multi-Mgr Int Rate Adapt, Cl 2	VP NFJ Divd Val, Cl 2	VP Nuveen Winslow Lg Cap Gro, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2
0.55%	$75	$—	$—	$—	$—
0.60%	75	15	15	14	15
0.75%	205,075	—	—	—	—
0.85%	34,913	672,513	338,389	245,194	341,754
0.95%	127,385	2,637,057	815,810	1,459,277	1,475,456
1.00%	7,284	—	—	—	—
1.05%	9,284	260,804	372,981	212,459	211,040
1.10%	114,027	831,650	699,229	318,352	393,569
1.15%	75	15	15	14	15
1.20%	68,260	1,590,905	752,396	430,892	548,656
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,462	26,003	19	7,405	6,592
1.30%	134,706	734,342	285,718	248,081	255,866
1.35%	43,049	653,006	424,333	78,243	139,547
1.40%	75	457,342	131,738	23,976	44,074
1.45%	16,294	238,471	93,345	42,995	37,681
1.50%	12,247	247,254	82,058	28,983	54,972
1.55%	11,108	118,897	60,405	18	13,529
1.60%	49,368	30,386	11,005	18,013	33,417
1.65%	75	49,687	21,707	10,795	12,827
1.70%	75	69,437	66,646	18	7,465
1.75%	75	7,881	19	18	16
1.80%	75	648	80,064	23,995	10
1.85%	75	66,159	14	13	14
1.90%	75	15	14	13	14
Total	$838,212	$8,692,487	$4,235,920	$3,148,768	$3,576,529

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP Pyramis Intl Eq, Cl 2	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 2	VP Sit Divd Gro, Cl 3
0.55%	$435,212	$—	$10,359	$—	$406,216
0.60%	—	93	78	14	—
0.75%	59,785,071	—	428,266	—	14,185,688
0.85%	9,605,938	285,997	336,185	575,147	9,860,382
0.95%	32,118,225	1,318,199	671,901	1,321,846	7,785,462
1.00%	6,481,457	—	163,868	—	871,881
1.05%	5,003,814	236,526	134,109	283,435	4,324,253
1.10%	2,098,671	494,793	172,073	642,518	1,931,241
1.15%	—	3,066	78	35,670	—
1.20%	2,942,052	783,355	89,522	1,227,065	718,239
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	235,936	94	12,650	17	243,701
1.30%	884,487	364,966	50,970	393,148	1,293,431
1.35%	—	514,364	58,814	273,567	—
1.40%	—	33,600	5,502	411,715	—
1.45%	341,198	27,578	6,124	123,712	196,496
1.50%	—	157,156	2,079	438,738	—
1.55%	—	4,148	561	14,577	—
1.60%	—	47,456	77	59,209	—
1.65%	—	71	77	8,294	—
1.70%	—	72	77	13	—
1.75%	—	93	77	17	—
1.80%	—	697	77	71,568	—
1.85%	—	90	77	14	—
1.90%	—	72	77	14	—
Total	$119,932,061	$4,272,486	$2,143,678	$5,880,298	$41,816,990

342	■ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	VP TCW Core Plus Bond, Cl 2	VP Vty Estb Val, Cl 2	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2	Wanger Intl
0.55%	$—	$—	$303,953	$109,843	$2,838,966
0.60%	77	16	—	75	—
0.75%	—	—	7,199,768	773,324	120,154,201
0.85%	496,278	1,359,997	2,927,760	619,998	30,345,257
0.95%	609,185	2,273,092	3,885,109	1,020,581	71,086,037
1.00%	—	—	841,650	65,407	16,713,750
1.05%	359,860	1,492,826	1,645,984	494,833	16,885,430
1.10%	159,616	495,374	559,311	491,652	8,807,768
1.15%	7,606	4,716	—	75,696	—
1.20%	520,321	1,117,331	335,693	615,016	7,406,484
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	79	16,477	147,451	14,574	1,076,362
1.30%	182,149	737,800	268,902	220,517	3,990,822
1.35%	83,677	634,979	—	461,324	—
1.40%	236,053	17,438	—	75,425	—
1.45%	150,680	72,145	80,567	86,385	871,068
1.50%	52,932	179,933	—	138,227	—
1.55%	9,989	44,466	—	2,739	—
1.60%	13,537	3,644	—	14,590	—
1.65%	4,122	105,447	—	64,141	—
1.70%	31,869	14,315	—	2,192	—
1.75%	4,307	19	—	8,984	—
1.80%	29,798	662	—	17,922	—
1.85%	75	15	—	24,349	—
1.90%	75	15	—	75	—
Total	$2,952,285	$8,570,707	$18,196,148	$5,397,869	$280,176,145

Subaccount	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
0.55%	$1,805,260	$9,643	$243,633	$206,942	$215,949
0.60%	—	—	—	112	106
0.75%	157,867,767	17,143,444	14,890,010	24,370,668	21,354,797
0.85%	27,914,255	—	5,612,404	7,709,320	11,383,742
0.95%	95,058,908	10,630,552	10,343,006	17,462,956	15,876,785
1.00%	21,699,076	2,167,695	2,623,844	3,208,731	3,171,597
1.05%	15,460,137	—	2,512,227	5,240,275	6,346,905
1.10%	7,602,363	—	1,605,461	3,152,056	3,652,415
1.15%	—	—	—	16,091	104
1.20%	8,398,342	862,369	1,405,845	2,267,587	2,265,204
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,228,651	—	269,097	261,664	421,692
1.30%	3,238,438	—	996,767	1,615,255	1,907,511
1.35%	—	—	—	147,949	840,718
1.40%	—	—	—	131,152	76,092
1.45%	774,452	—	230,427	389,463	600,209
1.50%	—	—	—	51,729	232,891
1.55%	—	—	—	113,258	40,815
1.60%	—	—	—	100,026	43,342
1.65%	—	—	—	189,411	47,472
1.70%	—	—	—	172,909	169,602
1.75%	—	—	—	128	125
1.80%	—	—	—	2,825	46,090
1.85%	—	—	—	108	15,243
1.90%	—	—	—	108	102
Total	$341,047,649	$30,813,703	$40,732,721	$66,810,723	$68,709,508

RIVERSOURCE VARIABLE ACCOUNT 10 ■	343

Subaccount	WA Var Global Hi Yd Bond, Cl II
0.55%	$23,391
0.60%	74
0.75%	1,262,624
0.85%	590,680
0.95%	1,893,157
1.00%	90,778
1.05%	327,498
1.10%	435,963
1.15%	74
1.20%	288,750
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	31,157
1.30%	309,824
1.35%	136,624
1.40%	135,587
1.45%	262,397
1.50%	94,093
1.55%	73
1.60%	22,481
1.65%	8,591
1.70%	52,979
1.75%	73
1.80%	73
1.85%	6,276
1.90%	73
Total	$5,973,290

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2014	4,422	$1.11	to	$1.08	$4,862	0.40%	0.55%	to	1.90%	3.64%		to	2.24%
2013	3,436	$1.07	to	$1.06	$3,664	0.27%	0.55%	to	1.90%	5.02	%(12)	to	4.05	%(12)
AB VPS Global Thematic Gro, Cl B
2014	6,468	$1.40	to	$1.31	$8,797	—	0.55%	to	1.45%	4.23%		to	3.30%
2013	6,956	$1.34	to	$1.27	$9,114	0.02%	0.55%	to	1.45%	22.25%		to	21.16%
2012	7,945	$1.10	to	$1.05	$8,575	—	0.55%	to	1.45%	12.62%		to	11.61%
2011	10,598	$0.97	to	$0.94	$10,183	0.37%	0.55%	to	1.45%	(23.83%)		to	(24.51%)
2010	14,008	$1.28	to	$1.24	$17,720	2.09%	0.55%	to	1.45%	17.93%		to	16.88%
AB VPS Gro & Inc, Cl B
2014	60,620	$1.94	to	$1.61	$112,029	1.10%	0.55%	to	1.45%	8.69%		to	7.72%
2013	71,637	$1.79	to	$1.49	$122,245	1.14%	0.55%	to	1.45%	33.85%		to	32.66%
2012	82,727	$1.33	to	$1.13	$106,000	1.33%	0.55%	to	1.45%	16.60%		to	15.55%
2011	96,883	$1.14	to	$0.97	$107,039	1.10%	0.55%	to	1.45%	5.49%		to	4.55%
2010	110,775	$1.08	to	$0.93	$116,597	—	0.55%	to	1.45%	12.18%		to	11.18%
AB VPS Intl Val, Cl B
2014	121,352	$1.78	to	$0.80	$174,668	3.23%	0.55%	to	1.45%	(6.97%)		to	(7.81%)
2013	141,035	$1.91	to	$0.87	$221,774	5.77%	0.55%	to	1.45%	22.06%		to	20.96%
2012	165,112	$1.57	to	$0.72	$215,933	1.29%	0.55%	to	1.45%	13.57%		to	12.55%
2011	203,415	$1.38	to	$0.64	$236,221	3.69%	0.55%	to	1.45%	(19.88%)		to	(20.60%)
2010	253,176	$1.72	to	$0.81	$369,702	2.33%	0.55%	to	1.45%	3.73%		to	2.80%

344	■ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Lg Cap Gro, Cl B
2014	9,082	$1.52	to	$1.48	$16,924	—	0.60%	to	1.90%	13.16%		to	11.70%
2013	6,066	$1.35	to	$1.32	$9,926	—	0.60%	to	1.90%	36.18%		to	34.42%
2012	5,600	$0.99	to	$0.98	$6,767	0.03%	0.60%	to	1.90%	0.26	%(10)	to	(0.61	%)(10)
2011	4,342	$1.05	to	$1.14	$4,554	0.09%	0.85%	to	1.80%	(4.09%)		to	(4.99%)
2010	3,393	$1.09	to	$1.20	$3,679	0.27%	0.85%	to	1.80%	8.90%		to	19.54	%(6)
ALPS Alerian Engy Infr, Class III
2014	40,641	$1.19	to	$1.16	$48,082	0.17%	0.55%	to	1.90%	11.30%		to	9.79%
2013	14,759	$1.07	to	$1.06	$15,720	—	0.55%	to	1.90%	6.81	%(13)	to	5.84	%(13)
AC VP Intl, Cl I
2014	8,407	$1.53	to	$1.44	$12,375	1.70%	0.55%	to	0.95%	(6.03%)		to	(6.40%)
2013	9,425	$1.63	to	$1.54	$14,797	1.74%	0.55%	to	0.95%	21.74%		to	21.25%
2012	11,074	$1.34	to	$1.27	$14,313	0.89%	0.55%	to	0.95%	20.49%		to	20.01%
2011	14,469	$1.11	to	$1.06	$15,550	1.49%	0.55%	to	0.95%	(12.52%)		to	(12.87%)
2010	19,455	$1.27	to	$1.21	$23,954	2.46%	0.55%	to	0.95%	12.67%		to	12.22%
AC VP Intl, Cl II
2014	20,329	$1.67	to	$1.78	$33,429	1.59%	0.55%	to	1.20%	(6.17%)		to	(6.78%)
2013	23,710	$1.78	to	$1.91	$41,630	1.59%	0.55%	to	1.20%	21.58%		to	20.79%
2012	27,102	$1.47	to	$1.58	$39,228	0.72%	0.55%	to	1.20%	20.34%		to	19.56%
2011	33,915	$1.22	to	$1.32	$40,922	1.28%	0.55%	to	1.20%	(12.67%)		to	(13.23%)
2010	40,729	$1.39	to	$1.52	$56,423	2.22%	0.55%	to	1.20%	12.52%		to	11.79%
AC VP Mid Cap Val, Cl II
2014	29,042	$1.76	to	$2.04	$55,166	1.04%	0.55%	to	1.45%	15.60%		to	14.57%
2013	31,662	$1.53	to	$1.78	$52,078	1.06%	0.55%	to	1.45%	29.19%		to	28.03%
2012	32,200	$1.18	to	$1.39	$41,208	1.85%	0.55%	to	1.45%	15.59%		to	14.55%
2011	35,063	$1.02	to	$1.21	$38,863	1.19%	0.55%	to	1.45%	(1.39%)		to	(2.27%)
2010	39,383	$1.04	to	$1.24	$44,145	1.31%	0.55%	to	1.45%	18.33%		to	17.26%
AC VP Ultra, Cl II
2014	16,639	$1.81	to	$1.75	$29,593	0.23%	0.55%	to	1.45%	9.23%		to	8.25%
2013	18,619	$1.65	to	$1.62	$30,406	0.41%	0.55%	to	1.45%	36.17%		to	34.95%
2012	21,817	$1.21	to	$1.20	$26,222	—	0.55%	to	1.45%	13.16%		to	12.14%
2011	24,050	$1.07	to	$1.07	$25,618	—	0.55%	to	1.45%	0.31%		to	(0.59%)
2010	26,550	$1.07	to	$1.08	$28,287	0.36%	0.55%	to	1.45%	15.19%		to	14.15%
AC VP Val, Cl I
2014	17,381	$2.95	to	$2.78	$49,591	1.54%	0.55%	to	0.95%	12.46%		to	12.01%
2013	20,142	$2.63	to	$2.48	$51,196	1.64%	0.55%	to	0.95%	31.00%		to	30.48%
2012	22,999	$2.00	to	$1.90	$44,739	1.89%	0.55%	to	0.95%	13.95%		to	13.49%
2011	27,810	$1.76	to	$1.67	$47,556	2.02%	0.55%	to	0.95%	0.46%		to	0.06%
2010	36,229	$1.75	to	$1.67	$61,756	2.14%	0.55%	to	0.95%	12.80%		to	12.35%
AC VP Val, Cl II
2014	109,130	$2.47	to	$1.48	$235,330	1.39%	0.55%	to	1.90%	12.27%		to	10.77%
2013	118,364	$2.20	to	$1.34	$230,552	1.49%	0.55%	to	1.90%	30.76%		to	29.00%
2012	125,623	$1.68	to	$1.04	$189,720	1.76%	0.55%	to	1.90%	13.95%		to	3.80	%(10)
2011	140,723	$1.48	to	$1.15	$188,948	1.89%	0.55%	to	1.80%	0.31%		to	(0.93%)
2010	152,379	$1.47	to	$1.16	$206,514	2.04%	0.55%	to	1.80%	12.42%		to	15.14	%(6)
BlackRock Global Alloc, Cl III
2014	56,147	$1.19	to	$1.15	$66,809	2.51%	0.55%	to	1.90%	1.37%		to	0.01%
2013	40,444	$1.17	to	$1.15	$47,699	1.74%	0.55%	to	1.90%	13.79%		to	12.26%
2012	11,013	$1.03	to	$1.02	$11,368	4.15%	0.55%	to	1.90%	2.68	%(10)	to	1.76	%(10)
Calvert VP SRI Bal
2014	16,504	$1.61	to	$1.67	$25,878	1.54%	0.55%	to	1.20%	9.06%		to	8.35%
2013	18,358	$1.47	to	$1.54	$26,440	1.06%	0.55%	to	1.20%	17.36%		to	16.60%
2012	19,606	$1.26	to	$1.33	$24,109	1.18%	0.55%	to	1.20%	9.90%		to	9.19%
2011	21,309	$1.14	to	$1.21	$23,915	1.24%	0.55%	to	1.20%	3.99%		to	3.32%
2010	24,838	$1.10	to	$1.17	$26,851	1.37%	0.55%	to	1.20%	11.48%		to	10.76%

RIVERSOURCE VARIABLE ACCOUNT 10 ■	345

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CB Var Sm Cap Gro, Cl I
2014	10,666	$1.93	to	$1.80	$19,941	—	0.55%	to	1.45%	3.51%		to	2.58%
2013	11,272	$1.86	to	$1.75	$20,434	0.04%	0.55%	to	1.45%	46.24%		to	44.93%
2012	8,740	$1.27	to	$1.21	$10,879	0.41%	0.55%	to	1.45%	18.77%		to	17.71%
2011	7,457	$1.07	to	$1.03	$7,846	—	0.55%	to	1.45%	0.83%		to	(0.07%)
2010	7,914	$1.06	to	$1.03	$8,290	—	0.55%	to	1.45%	24.49%		to	23.38%
Col VP Bal, Cl 3
2014	147,257	$1.86	to	$1.33	$285,533	—	0.55%	to	1.90%	9.52%		to	8.06%
2013	143,159	$1.70	to	$1.23	$258,003	—	0.55%	to	1.90%	20.78%		to	19.16%
2012	139,007	$1.41	to	$1.03	$211,945	—	0.55%	to	1.90%	13.64%		to	3.54	%(10)
2011	156,899	$1.24	to	$1.14	$211,288	—	0.55%	to	1.80%	1.83%		to	0.57%
2010	182,004	$1.22	to	$1.14	$241,934	—	0.55%	to	1.80%	11.91%		to	13.84	%(6)
Col VP Cash Mgmt, Cl 2
2014	21,993	$0.98	to	$0.95	$20,917	0.01%	0.60%	to	1.90%	(0.59%)		to	(1.88%)
2013	20,345	$0.99	to	$0.97	$19,600	0.01%	0.60%	to	1.90%	(0.59%)		to	(1.88%)
2012	7,909	$1.00	to	$0.99	$7,702	0.01%	0.60%	to	1.90%	(0.39	%)(10)	to	(1.27	%)(10)
2011	8,934	$0.99	to	$0.97	$8,796	0.01%	0.85%	to	1.80%	(0.84%)		to	(1.76%)
2010	3,801	$1.00	to	$0.99	$3,800	0.01%	0.85%	to	1.80%	(0.38	%)(6)	to	(0.81	%)(6)
Col VP Cash Mgmt, Cl 3
2014	174,167	$1.21	to	$0.97	$195,122	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.42%)
2013	218,622	$1.21	to	$0.99	$247,051	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
2012	257,767	$1.22	to	$1.00	$295,327	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
2011	335,563	$1.23	to	$1.02	$387,974	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.42%)
2010	361,513	$1.23	to	$1.03	$417,463	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.42%)
Col VP Commodity Strategy, Cl 2
2014	1,840	$0.73	to	$0.71	$1,324	—	0.55%	to	1.90%	(21.89%)		to	(22.94%)
2013	650	$0.93	to	$0.92	$602	—	0.55%	to	1.90%	(5.82	%)(13)	to	(6.67	%)(13)
Col VP Contrarian Core, Cl 2
2014	20,221	$1.36	to	$1.33	$27,392	—	0.55%	to	1.90%	12.22%		to	10.71%
2013	7,634	$1.22	to	$1.20	$9,255	—	0.55%	to	1.90%	19.89	%(12)	to	18.81	%(12)
Col VP Core Bond, Cl 2
2014	7,112	$1.00	to	$0.98	$7,059	0.96%	0.55%	to	1.90%	4.67%		to	3.27%
2013	1,486	$0.96	to	$0.95	$1,416	—	0.55%	to	1.90%	(4.45	%)(13)	to	(5.32	%)(13)
Col VP Inter Bond, Cl 2
2014	20,148	$1.07	to	$1.03	$22,971	2.53%	0.60%	to	1.90%	4.58%		to	3.22%
2013	21,534	$1.02	to	$1.00	$23,593	4.50%	0.60%	to	1.90%	(3.02%)		to	(4.29%)
2012	25,540	$1.05	to	$1.04	$29,016	3.83%	0.60%	to	1.90%	4.26	%(10)	to	3.35	%(10)
2011	12,210	$1.07	to	$1.06	$13,069	4.34%	0.85%	to	1.80%	5.58%		to	4.58%
2010	3,198	$1.02	to	$1.01	$3,251	—	0.85%	to	1.80%	1.75	%(6)	to	1.31	%(6)
Col VP Inter Bond, Cl 3
2014	323,775	$1.88	to	$1.34	$552,031	2.59%	0.55%	to	1.45%	4.74%		to	3.80%
2013	406,205	$1.79	to	$1.29	$663,231	4.44%	0.55%	to	1.45%	(2.93%)		to	(3.80%)
2012	596,330	$1.85	to	$1.35	$1,003,600	3.86%	0.55%	to	1.45%	6.97%		to	6.00%
2011	642,765	$1.73	to	$1.27	$1,017,799	4.49%	0.55%	to	1.45%	6.10%		to	5.14%
2010	773,783	$1.63	to	$1.21	$1,161,761	2.87%	0.55%	to	1.45%	7.73%		to	6.76%
Col VP Divd Opp, Cl 2
2014	18,158	$1.39	to	$1.36	$30,693	—	0.60%	to	1.90%	9.14%		to	7.72%
2013	13,337	$1.28	to	$1.26	$20,685	—	0.60%	to	1.90%	25.78%		to	24.15%
2012	5,686	$1.01	to	$1.01	$7,240	—	0.60%	to	1.90%	2.64	%(10)	to	1.74	%(10)
2011	3,457	$1.14	to	$1.12	$3,918	—	0.85%	to	1.80%	(5.89%)		to	(6.78%)
2010	969	$1.21	to	$1.20	$1,171	—	0.85%	to	1.80%	20.85	%(6)	to	20.33	%(6)

346	■ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Divd Opp, Cl 3
2014	338,172	$2.53	to	$1.45	$742,285	—	0.55%	to	1.45%	9.30%		to	8.32%
2013	390,027	$2.31	to	$1.34	$789,841	—	0.55%	to	1.45%	26.02%		to	24.89%
2012	436,246	$1.83	to	$1.07	$708,211	—	0.55%	to	1.45%	13.36%		to	12.34%
2011	533,665	$1.62	to	$0.95	$770,563	—	0.55%	to	1.45%	(5.53%)		to	(6.38%)
2010	652,140	$1.71	to	$1.02	$1,003,948	—	0.55%	to	1.45%	16.19%		to	15.15%
Col VP Emerg Mkts Bond, Cl 2
2014	9,067	$0.91	to	$0.89	$8,239	5.64%	0.55%	to	1.90%	0.88%		to	(0.47%)
2013	3,820	$0.91	to	$0.90	$3,452	7.35%	0.55%	to	1.90%	(9.49	%)(12)	to	(10.30	%)(12)
Col VP Emer Mkts, Cl 2
2014	15,689	$1.00	to	$0.97	$16,602	0.18%	0.60%	to	1.90%	(2.98%)		to	(4.23%)
2013	12,710	$1.03	to	$1.01	$13,928	0.52%	0.60%	to	1.90%	(2.44%)		to	(3.71%)
2012	7,539	$1.06	to	$1.05	$8,523	0.35%	0.60%	to	1.90%	7.00	%(10)	to	6.07	%(10)
2011	4,693	$0.95	to	$0.94	$4,461	1.08%	0.85%	to	1.80%	(21.76%)		to	(22.50%)
2010	1,639	$1.22	to	$1.21	$1,995	0.49%	0.85%	to	1.80%	21.89	%(6)	to	21.37	%(6)
Col VP Emer Mkts, Cl 3
2014	92,569	$2.46	to	$1.45	$188,395	0.23%	0.55%	to	1.45%	(2.80%)		to	(3.68%)
2013	108,814	$2.53	to	$1.51	$230,493	0.58%	0.55%	to	1.45%	(2.34%)		to	(3.22%)
2012	124,470	$2.59	to	$1.56	$272,137	0.38%	0.55%	to	1.45%	19.93%		to	18.85%
2011	148,254	$2.16	to	$1.31	$272,219	1.14%	0.55%	to	1.45%	(21.45%)		to	(22.16%)
2010	179,452	$2.75	to	$1.69	$422,000	1.50%	0.55%	to	1.45%	19.10%		to	18.03%
Col VP Global Bond, Cl 2
2014	8,708	$0.96	to	$0.93	$8,909	—	0.60%	to	1.90%	0.00%		to	(1.29%)
2013	9,143	$0.96	to	$0.94	$9,409	5.27%	0.60%	to	1.90%	(8.38%)		to	(9.56%)
2012	8,206	$1.04	to	$1.04	$9,265	2.43%	0.60%	to	1.90%	3.14	%(10)	to	2.24	%(10)
2011	4,796	$1.08	to	$1.06	$5,156	3.13%	0.85%	to	1.80%	3.74%		to	2.76%
2010	1,628	$1.04	to	$1.04	$1,693	5.51%	0.85%	to	1.80%	4.03	%(6)	to	3.59	%(6)
Col VP Global Bond, Cl 3
2014	106,817	$1.84	to	$1.23	$175,856	—	0.55%	to	1.45%	0.24%		to	(0.66%)
2013	135,912	$1.84	to	$1.24	$224,150	5.89%	0.55%	to	1.45%	(8.21%)		to	(9.04%)
2012	180,927	$2.01	to	$1.37	$325,966	2.65%	0.55%	to	1.45%	5.80%		to	4.84%
2011	208,801	$1.90	to	$1.30	$357,712	2.85%	0.55%	to	1.45%	4.21%		to	3.28%
2010	247,731	$1.82	to	$1.26	$410,469	3.34%	0.55%	to	1.45%	6.00%		to	5.05%
Col VP Hi Yield Bond, Cl 2
2014	23,259	$1.19	to	$1.15	$31,903	6.41%	0.60%	to	1.90%	2.91%		to	1.57%
2013	17,928	$1.16	to	$1.13	$24,006	6.66%	0.60%	to	1.90%	5.36%		to	3.98%
2012	12,299	$1.10	to	$1.09	$15,808	7.44%	0.60%	to	1.90%	8.53	%(10)	to	7.58	%(10)
2011	5,927	$1.13	to	$1.11	$6,674	9.22%	0.85%	to	1.80%	4.57%		to	3.59%
2010	1,935	$1.08	to	$1.08	$2,089	—	0.85%	to	1.80%	8.04	%(6)	to	7.57	%(6)
Col VP Hi Yield Bond, Cl 3
2014	168,851	$2.40	to	$1.72	$374,426	6.19%	0.55%	to	1.45%	3.05%		to	2.12%
2013	191,728	$2.32	to	$1.68	$415,832	6.54%	0.55%	to	1.45%	5.49%		to	4.54%
2012	221,316	$2.20	to	$1.61	$458,083	7.32%	0.55%	to	1.45%	15.10%		to	14.06%
2011	242,259	$1.91	to	$1.41	$439,609	8.25%	0.55%	to	1.45%	5.10%		to	4.15%
2010	288,799	$1.82	to	$1.35	$501,482	9.04%	0.55%	to	1.45%	13.34%		to	12.32%
Col VP Inc Opp, Cl 2
2014	83,209	$0.93	to	$1.14	$98,984	—	0.55%	to	1.90%	3.11%		to	1.73%
2013	92,121	$0.90	to	$1.12	$106,064	9.29%	0.55%	to	1.90%	1.14	%(11)	to	3.02%
2012	7,250	$1.10	to	$1.08	$9,222	6.01%	0.60%	to	1.90%	8.40	%(10)	to	7.46	%(10)
2011	3,907	$1.13	to	$1.11	$4,389	9.03%	0.85%	to	1.80%	5.28%		to	4.28%
2010	750	$1.07	to	$1.07	$803	—	0.85%	to	1.80%	7.15	%(6)	to	6.69	%(6)

RIVERSOURCE VARIABLE ACCOUNT 10 ■	347

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Inc Opp, Cl 3
2014	84,321	$1.96	to	$1.69	$156,701	—	0.55%	to	1.45%	3.20%		to	2.27%
2013	100,497	$1.90	to	$1.65	$181,632	13.13%	0.55%	to	1.45%	4.45%		to	3.51%
2012	128,289	$1.82	to	$1.60	$223,153	6.55%	0.55%	to	1.45%	14.17%		to	13.14%
2011	131,375	$1.59	to	$1.41	$200,839	9.24%	0.55%	to	1.45%	5.68%		to	4.73%
2010	148,512	$1.51	to	$1.35	$215,637	3.28%	0.55%	to	1.45%	12.43%		to	11.42%
Col VP Select Intl Eq, Cl 2
2014	4,926	$1.15	to	$1.14	$6,399	1.65%	0.60%	to	1.90%	(9.26%)		to	(10.44%)
2013	4,106	$1.27	to	$1.27	$5,909	1.52%	0.60%	to	1.90%	21.36%		to	19.79%
2012	1,826	$1.04	to	$1.06	$2,190	1.59%	0.60%	to	1.90%	5.90	%(10)	to	4.99	%(10)
2011	1,093	$1.04	to	$1.02	$1,129	1.42%	0.85%	to	1.80%	(13.24%)		to	(14.06%)
2010	408	$1.19	to	$1.19	$487	0.11%	0.85%	to	1.80%	19.43	%(6)	to	18.92	%(6)
Col VP Select Intl Eq, Cl 3
2014	61,880	$1.23	to	$1.17	$82,704	1.78%	0.55%	to	1.45%	(9.06%)		to	(9.88%)
2013	71,770	$1.35	to	$1.30	$105,664	1.65%	0.55%	to	1.45%	21.49%		to	20.40%
2012	81,718	$1.11	to	$1.08	$99,396	1.54%	0.55%	to	1.45%	17.06%		to	16.00%
2011	101,842	$0.95	to	$0.93	$106,021	1.34%	0.55%	to	1.45%	(12.90%)		to	(13.68%)
2010	124,228	$1.09	to	$1.08	$149,105	1.44%	0.55%	to	1.45%	13.27%		to	12.25%
Col VP Lg Cap Gro, Cl 2
2014	5,703	$1.49	to	$1.44	$11,250	—	0.60%	to	1.90%	13.25%		to	11.78%
2013	4,258	$1.32	to	$1.29	$7,443	—	0.60%	to	1.90%	29.23%		to	27.56%
2012	2,090	$1.02	to	$1.01	$2,846	—	0.60%	to	1.90%	1.66	%(10)	to	0.78	%(10)
2011	1,142	$1.16	to	$1.14	$1,318	—	0.85%	to	1.80%	(4.19%)		to	(5.09%)
2010	260	$1.21	to	$1.20	$314	—	0.85%	to	1.80%	20.93	%(6)	to	20.41	%(6)
Col VP Lg Cap Gro, Cl 3
2014	120,240	$1.12	to	$1.60	$138,954	—	0.55%	to	1.45%	13.41%		to	12.39%
2013	138,336	$0.99	to	$1.43	$140,705	—	0.55%	to	1.45%	29.55%		to	28.39%
2012	156,364	$0.76	to	$1.11	$122,727	—	0.55%	to	1.45%	19.49%		to	18.41%
2011	183,234	$0.64	to	$0.94	$120,479	—	0.55%	to	1.45%	(3.76%)		to	(4.62%)
2010	218,835	$0.66	to	$0.98	$150,066	—	0.55%	to	1.45%	16.52%		to	15.47%
Col VP Lg Core Quan, Cl 2
2014	3,974	$1.50	to	$1.46	$8,360	—	0.60%	to	1.90%	14.41%		to	12.92%
2013	1,931	$1.31	to	$1.29	$3,547	—	0.60%	to	1.90%	32.69%		to	30.97%
2012	778	$0.99	to	$0.99	$1,091	—	0.60%	to	1.90%	0.43	%(10)	to	(0.44	%)(10)
2011	198	$1.26	to	$1.24	$248	—	0.85%	to	1.80%	4.19%		to	3.21%
2010	22	$1.21	to	$1.20	$27	—	0.85%	to	1.80%	20.74	%(6)	to	20.23	%(6)
Col VP Lg Core Quan, Cl 3
2014	246,847	$1.49	to	$1.64	$412,513	—	0.55%	to	1.45%	14.59%		to	13.56%
2013	292,546	$1.30	to	$1.44	$424,609	—	0.55%	to	1.45%	32.92%		to	31.72%
2012	342,553	$0.97	to	$1.10	$373,715	—	0.55%	to	1.45%	13.24%		to	12.22%
2011	398,158	$0.86	to	$0.98	$384,119	—	0.55%	to	1.45%	4.65%		to	3.71%
2010	471,053	$0.82	to	$0.94	$436,202	—	0.55%	to	1.45%	16.69%		to	15.64%
Col VP Limited Duration Cr, Cl 2
2014	14,721	$0.95	to	$1.00	$15,344	1.41%	0.55%	to	1.90%	(1.74	%)(15)	to	(1.58%)
2013	8,465	$1.04	to	$1.01	$9,032	2.03%	0.60%	to	1.90%	0.58%		to	(0.72%)
2012	5,819	$1.03	to	$1.02	$6,204	2.56%	0.60%	to	1.90%	2.93	%(10)	to	2.03	%(10)
2011	3,967	$1.02	to	$1.01	$4,044	1.43%	0.85%	to	1.80%	1.24%		to	0.28%
2010	1,213	$1.01	to	$1.01	$1,227	—	0.85%	to	1.80%	1.20	%(6)	to	0.77	%(6)
Col VP Man Vol Conserv, Cl 2
2014	117,419	$1.04	to	$1.03	$122,260	—	0.55%	to	1.90%	3.87%		to	2.48%
2013	55,507	$1.00	to	$1.00	$55,925	—	0.55%	to	1.90%	(0.06	%)(14)	to	(0.29	%)(12)
Col VP Man Vol Conserv Gro, Cl 2
2014	568,924	$1.05	to	$1.06	$611,169	—	0.55%	to	1.90%	4.12%		to	2.72%
2013	226,702	$1.01	to	$1.04	$235,448	—	0.55%	to	1.90%	0.61	%(14)	to	2.86	%(12)

348	■ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Man Vol Gro, Cl 2
2014	4,932,170	$1.07	to	$1.14	$5,556,332	—	0.55%	to	1.90%	4.37%		to	2.97%
2013	1,697,067	$1.03	to	$1.11	$1,843,697	—	0.55%	to	1.90%	1.95	%(14)	to	9.45	%(12)
Col VP Man Vol Mod Gro, Cl 2
2014	7,692,582	$1.06	to	$1.17	$8,953,330	—	0.55%	to	1.90%	4.28%		to	2.88%
2013	4,889,836	$1.02	to	$1.14	$5,553,983	—	0.55%	to	1.90%	1.40	%(14)	to	12.05%
2012	1,946,104	$1.02	to	$1.01	$1,985,880	—	0.95%	to	1.90%	1.64	%(10)	to	0.99	%(10)
Col VP Marsico Gro, Cl 1
2014	97,450	$1.74	to	$1.73	$169,109	0.21%	0.55%	to	1.45%	8.82%		to	7.84%
2013	116,187	$1.60	to	$1.60	$185,728	0.24%	0.55%	to	1.45%	34.90%		to	33.69%
2012	140,799	$1.19	to	$1.20	$167,362	0.68%	0.55%	to	1.45%	11.62%		to	10.61%
2011	174,067	$1.06	to	$1.08	$185,686	0.29%	0.55%	to	1.45%	(3.17%)		to	(4.04%)
2010	211,659	$1.10	to	$1.13	$233,638	0.16%	0.55%	to	1.45%	20.88%		to	19.80%
Col VP Intl Opp, Cl 2
2014	34,657	$1.11	to	$1.13	$39,510	0.03%	0.55%	to	1.90%	(5.61%)		to	(6.88%)
2013	39,381	$1.18	to	$1.22	$47,632	0.43%	0.55%	to	1.90%	19.74%		to	18.13%
2012	44,804	$0.99	to	$1.03	$45,342	0.92%	0.55%	to	1.90%	16.97%		to	2.28	%(10)
2011	56,807	$0.84	to	$1.00	$49,131	0.80%	0.55%	to	1.80%	(16.64%)		to	(17.68%)
2010	70,989	$1.01	to	$1.22	$73,764	0.67%	0.55%	to	1.80%	13.11%		to	21.28	%(6)
Col VP Mid Cap Gro, Cl 2
2014	2,656	$1.33	to	$1.29	$4,232	—	0.60%	to	1.90%	6.51%		to	5.13%
2013	1,908	$1.25	to	$1.22	$2,879	—	0.60%	to	1.90%	30.12%		to	28.44%
2012	747	$0.96	to	$0.95	$872	—	0.60%	to	1.90%	(3.22	%)(10)	to	(4.07	%)(10)
2011	515	$1.07	to	$1.05	$548	—	0.85%	to	1.80%	(15.92%)		to	(16.72%)
2010	100	$1.27	to	$1.27	$127	—	0.85%	to	1.80%	27.08	%(6)	to	26.54	%(6)
Col VP Mid Cap Gro, Cl 3
2014	50,333	$2.06	to	$1.61	$88,782	—	0.55%	to	1.45%	6.70%		to	5.73%
2013	58,644	$1.93	to	$1.52	$97,730	—	0.55%	to	1.45%	30.31%		to	29.14%
2012	67,302	$1.48	to	$1.18	$86,755	—	0.55%	to	1.45%	10.65%		to	9.65%
2011	83,645	$1.34	to	$1.07	$98,158	—	0.55%	to	1.45%	(15.54%)		to	(16.29%)
2010	100,048	$1.58	to	$1.28	$140,165	—	0.55%	to	1.45%	25.59%		to	24.46%
Col VP Mid Cap Val, Cl 2
2014	6,687	$1.58	to	$1.54	$13,228	—	0.60%	to	1.90%	11.43%		to	9.98%
2013	4,520	$1.42	to	$1.40	$8,013	—	0.60%	to	1.90%	36.77%		to	35.00%
2012	1,347	$1.04	to	$1.04	$1,788	—	0.60%	to	1.90%	4.64	%(10)	to	3.73	%(10)
2011	868	$1.15	to	$1.13	$991	—	0.85%	to	1.80%	(9.35%)		to	(10.21%)
2010	204	$1.26	to	$1.26	$258	—	0.85%	to	1.80%	26.40	%(6)	to	25.86	%(6)
Col VP Mid Cap Val, Cl 3
2014	49,073	$2.30	to	$1.70	$99,520	—	0.55%	to	1.45%	11.56%		to	10.55%
2013	54,651	$2.06	to	$1.54	$99,999	—	0.55%	to	1.45%	36.99%		to	35.76%
2012	58,788	$1.50	to	$1.13	$79,039	—	0.55%	to	1.45%	17.81%		to	16.75%
2011	74,820	$1.28	to	$0.97	$85,948	—	0.55%	to	1.45%	(8.99%)		to	(9.81%)
2010	94,586	$1.40	to	$1.08	$120,176	—	0.55%	to	1.45%	21.84%		to	20.75%
Col VP Div Abs Return, Cl 2
2014	4,356	$0.93	to	$0.91	$4,009	—	0.55%	to	1.90%	(2.48%)		to	(3.79%)
2013	4,425	$0.95	to	$0.94	$4,194	—	0.55%	to	1.90%	(5.12	%)(12)	to	(5.98	%)(12)
Col VP Lg Cap Index, Cl 3
2014	120,861	$1.61	to	$1.47	$198,500	—	0.55%	to	1.90%	12.59%		to	11.08%
2013	120,287	$1.43	to	$1.32	$174,724	—	0.55%	to	1.90%	31.03%		to	29.27%
2012	121,375	$1.09	to	$1.02	$133,933	—	0.55%	to	1.90%	14.91%		to	2.17	%(10)
2011	134,954	$0.95	to	$1.17	$129,622	—	0.55%	to	1.80%	1.07%		to	(0.18%)
2010	156,454	$0.94	to	$1.17	$148,693	—	0.55%	to	1.80%	14.08%		to	17.32	%(6)

RIVERSOURCE VARIABLE ACCOUNT 10 ■	349

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Lg Cap Val, Cl 2
2014	4,876	$1.53	to	$1.51	$9,893	—	0.60%	to	1.90%	10.57%		to	9.14%
2013	2,671	$1.39	to	$1.38	$4,922	—	0.60%	to	1.90%	36.90%		to	35.13%
2012	1,193	$1.01	to	$1.02	$1,615	—	0.60%	to	1.90%	4.73	%(10)	to	3.82	%(10)
2011	629	$1.17	to	$1.16	$735	—	0.85%	to	1.80%	(2.62%)		to	(3.54%)
2010	157	$1.20	to	$1.20	$189	—	0.85%	to	1.80%	20.38	%(6)	to	19.87	%(6)
Col VP Select Lg Cap Val, Cl 3
2014	27,008	$2.12	to	$1.69	$53,317	—	0.55%	to	1.45%	10.77%		to	9.78%
2013	26,237	$1.91	to	$1.54	$47,017	—	0.55%	to	1.45%	37.04%		to	35.80%
2012	19,210	$1.40	to	$1.13	$25,275	—	0.55%	to	1.45%	17.83%		to	16.76%
2011	21,869	$1.18	to	$0.97	$24,666	—	0.55%	to	1.45%	(2.23%)		to	(3.11%)
2010	21,862	$1.21	to	$1.00	$25,347	—	0.55%	to	1.45%	19.86%		to	18.78%
Col VP Select Sm Cap Val, Cl 2
2014	3,111	$1.56	to	$1.53	$6,366	—	0.60%	to	1.90%	5.16%		to	3.79%
2013	2,171	$1.48	to	$1.47	$4,246	—	0.60%	to	1.90%	47.34%		to	45.43%
2012	1,057	$1.01	to	$1.01	$1,409	—	0.60%	to	1.90%	2.93	%(10)	to	2.04	%(10)
2011	514	$1.15	to	$1.14	$591	—	0.85%	to	1.80%	(9.46%)		to	(10.32%)
2010	121	$1.27	to	$1.27	$155	—	0.85%	to	1.80%	27.43	%(6)	to	26.89	%(6)
Col VP Select Sm Cap Val, Cl 3
2014	23,491	$3.02	to	$1.72	$62,319	—	0.55%	to	1.45%	5.40%		to	4.45%
2013	26,163	$2.87	to	$1.65	$66,589	—	0.55%	to	1.45%	47.57%		to	46.25%
2012	27,553	$1.94	to	$1.13	$48,546	—	0.55%	to	1.45%	17.11%		to	16.05%
2011	33,501	$1.66	to	$0.97	$50,871	—	0.55%	to	1.45%	(9.01%)		to	(9.83%)
2010	39,284	$1.82	to	$1.08	$66,465	—	0.55%	to	1.45%	26.10%		to	24.97%
Col VP Strategic Inc, Cl 2
2014	16,362	$1.10	to	$1.06	$17,351	3.03%	0.60%	to	1.90%	2.79%		to	1.47%
2013	15,725	$1.07	to	$1.05	$16,305	4.29%	0.60%	to	1.90%	(0.46%)		to	(1.76%)
2012	14,002	$1.07	to	$1.07	$14,669	4.46%	0.60%	to	1.90%	6.48	%(10)	to	5.55	%(10)
2011	6,521	$0.95	to	$0.94	$6,169	—	0.85%	to	1.80%	1.54	%(8)	to	0.89	%(8)
Col VP US Govt Mtge, Cl 2
2014	6,594	$1.03	to	$0.99	$6,705	1.65%	0.60%	to	1.90%	4.94%		to	3.58%
2013	5,382	$0.98	to	$0.96	$5,240	0.50%	0.60%	to	1.90%	(2.58%)		to	(3.84%)
2012	6,687	$1.01	to	$1.00	$6,716	0.66%	0.60%	to	1.90%	0.49	%(10)	to	(0.39	%)(10)
2011	4,406	$1.01	to	$0.99	$4,412	0.77%	0.85%	to	1.80%	0.37%		to	(0.58%)
2010	1,944	$1.00	to	$1.00	$1,945	—	0.85%	to	1.80%	0.20	%(6)	to	(0.23	%)(6)
Col VP US Govt Mtge, Cl 3
2014	95,830	$1.46	to	$1.09	$126,065	1.76%	0.55%	to	1.45%	5.20%		to	4.25%
2013	118,639	$1.39	to	$1.05	$148,738	0.63%	0.55%	to	1.45%	(2.50%)		to	(3.38%)
2012	179,537	$1.42	to	$1.08	$230,696	0.92%	0.55%	to	1.45%	1.07%		to	0.15%
2011	204,130	$1.41	to	$1.08	$261,927	0.90%	0.55%	to	1.45%	0.83%		to	(0.08%)
2010	251,534	$1.39	to	$1.08	$321,296	1.01%	0.55%	to	1.45%	2.44%		to	1.52%
CS Commodity Return
2014	57,057	$0.64	to	$0.62	$36,124	—	0.55%	to	1.45%	(17.47%)		to	(18.21%)
2013	68,433	$0.78	to	$0.76	$52,643	—	0.55%	to	1.45%	(10.76%)		to	(11.56%)
2012	84,048	$0.87	to	$0.86	$72,693	—	0.55%	to	1.45%	(2.63%)		to	(3.51%)
2011	99,283	$0.90	to	$0.89	$88,474	2.48%	0.55%	to	1.45%	(13.13%)		to	(13.91%)
2010	98,350	$1.03	to	$1.04	$101,183	6.87%	0.55%	to	1.45%	16.02%		to	14.98%
Deutsche Alt Asset Alloc VIP, Cl B
2014	28,134	$1.03	to	$0.99	$28,729	1.56%	0.55%	to	1.90%	2.67%		to	1.29%
2013	24,746	$1.00	to	$0.98	$24,844	1.52%	0.55%	to	1.90%	0.20%		to	(1.14%)
2012	8,138	$1.00	to	$0.99	$8,148	—	0.55%	to	1.90%	3.67	%(10)	to	2.73	%(10)

350	■ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Drey VIF Intl Eq, Serv
2014	5,945	$1.22	to	$1.16	$7,132	2.02%	0.85%	to	1.45%	(3.72%)	to	(4.29%)
2013	6,173	$1.26	to	$1.21	$7,698	2.52%	0.85%	to	1.45%	16.44%	to	15.74%
2012	5,710	$1.08	to	$1.04	$6,122	0.14%	0.85%	to	1.45%	21.79%	to	21.06%
2011	6,640	$0.89	to	$0.86	$5,853	1.92%	0.85%	to	1.45%	(15.63%)	to	(16.14%)
2010	7,614	$1.06	to	$1.03	$7,969	1.50%	0.85%	to	1.45%	8.81%	to	8.16%
EV VT Floating-Rate Inc
2014	193,252	$1.32	to	$1.22	$247,888	3.14%	0.55%	to	1.45%	0.02%	to	(0.88%)
2013	259,326	$1.32	to	$1.23	$333,886	3.48%	0.55%	to	1.45%	3.28%	to	2.35%
2012	197,523	$1.28	to	$1.20	$247,086	4.20%	0.55%	to	1.45%	6.73%	to	5.78%
2011	214,407	$1.20	to	$1.14	$252,208	4.23%	0.55%	to	1.45%	1.99%	to	1.07%
2010	214,175	$1.18	to	$1.13	$247,939	4.04%	0.55%	to	1.45%	8.52%	to	7.55%
Fid VIP Contrafund, Serv Cl 2
2014	299,019	$1.74	to	$1.42	$516,451	0.73%	0.55%	to	1.90%	11.04%	to	9.55%
2013	326,303	$1.57	to	$1.30	$509,205	0.82%	0.55%	to	1.90%	30.24%	to	28.49%
2012	357,488	$1.20	to	$1.01	$429,506	1.08%	0.55%	to	1.90%	15.50%	to	1.65	%(10)
2011	414,278	$1.04	to	$1.15	$431,773	0.75%	0.55%	to	1.80%	(3.32%)	to	(4.51%)
2010	474,193	$1.08	to	$1.20	$512,183	0.82%	0.55%	to	1.80%	16.29%	to	19.27	%(6)
Fid VIP Gro & Inc, Serv Cl
2014	30,809	$1.88	to	$1.77	$55,732	1.62%	0.55%	to	0.95%	9.78%	to	9.34%
2013	36,071	$1.72	to	$1.62	$59,592	1.70%	0.55%	to	0.95%	32.73%	to	32.20%
2012	42,856	$1.29	to	$1.23	$53,538	2.03%	0.55%	to	0.95%	17.75%	to	17.28%
2011	52,169	$1.10	to	$1.05	$55,469	1.52%	0.55%	to	0.95%	1.02%	to	0.62%
2010	69,940	$1.09	to	$1.04	$73,762	0.56%	0.55%	to	0.95%	14.03%	to	13.58%
Fid VIP Gro & Inc, Serv Cl 2
2014	70,817	$2.03	to	$1.94	$139,817	1.46%	0.55%	to	1.20%	9.62%	to	8.91%
2013	84,336	$1.85	to	$1.78	$152,276	1.60%	0.55%	to	1.20%	32.52%	to	31.66%
2012	98,536	$1.40	to	$1.35	$134,512	1.94%	0.55%	to	1.20%	17.60%	to	16.83%
2011	115,744	$1.19	to	$1.16	$134,697	1.47%	0.55%	to	1.20%	0.81%	to	0.15%
2010	139,138	$1.18	to	$1.16	$160,712	0.45%	0.55%	to	1.20%	13.92%	to	13.18%
Fid VIP Mid Cap, Serv Cl
2014	20,241	$5.71	to	$5.37	$111,769	0.15%	0.55%	to	0.95%	5.61%	to	5.19%
2013	23,722	$5.40	to	$5.10	$124,273	0.40%	0.55%	to	0.95%	35.32%	to	34.78%
2012	28,179	$3.99	to	$3.79	$109,281	0.47%	0.55%	to	0.95%	14.12%	to	13.66%
2011	36,566	$3.50	to	$3.33	$124,443	0.13%	0.55%	to	0.95%	(11.21%)	to	(11.56%)
2010	49,947	$3.94	to	$3.77	$191,576	0.24%	0.55%	to	0.95%	28.00%	to	27.49%
Fid VIP Mid Cap, Serv Cl 2
2014	178,382	$3.67	to	$1.39	$520,177	0.02%	0.55%	to	1.90%	5.45%	to	4.04%
2013	203,704	$3.48	to	$1.34	$573,384	0.27%	0.55%	to	1.90%	35.12%	to	33.31%
2012	231,754	$2.58	to	$1.00	$491,964	0.36%	0.55%	to	1.90%	13.93%	to	0.72	%(10)
2011	279,201	$2.26	to	$1.08	$527,033	0.02%	0.55%	to	1.80%	(11.34%)	to	(12.44%)
2010	328,665	$2.55	to	$1.24	$708,606	0.09%	0.55%	to	1.80%	27.86%	to	23.03	%(6)
Fid VIP Overseas, Serv Cl
2014	11,464	$1.47	to	$1.38	$16,229	1.15%	0.55%	to	0.95%	(8.66%)	to	(9.03%)
2013	13,350	$1.61	to	$1.52	$20,737	1.23%	0.55%	to	0.95%	29.66%	to	29.15%
2012	15,945	$1.24	to	$1.18	$19,241	1.72%	0.55%	to	0.95%	19.88%	to	19.40%
2011	20,618	$1.03	to	$0.98	$20,772	1.10%	0.55%	to	0.95%	(17.68%)	to	(18.01%)
2010	29,438	$1.26	to	$1.20	$36,025	1.18%	0.55%	to	0.95%	12.37%	to	11.93%
Fid VIP Overseas, Serv Cl 2
2014	47,896	$1.76	to	$1.14	$75,112	1.04%	0.55%	to	1.45%	(8.80%)	to	(9.62%)
2013	53,667	$1.93	to	$1.27	$93,109	1.10%	0.55%	to	1.45%	29.45%	to	28.29%
2012	59,049	$1.49	to	$0.99	$80,158	1.60%	0.55%	to	1.45%	19.72%	to	18.64%
2011	73,793	$1.25	to	$0.83	$84,069	1.07%	0.55%	to	1.45%	(17.79%)	to	(18.53%)
2010	87,539	$1.52	to	$1.02	$122,216	1.12%	0.55%	to	1.45%	12.21%	to	11.21%

RIVERSOURCE VARIABLE ACCOUNT 10 ■	351

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Strategic Inc, Serv Cl 2
2014	40,139	$1.01	to	$0.99	$40,558	4.82%	0.55%	to	1.90%	2.81%		to	1.43%
2013	13,064	$0.99	to	$0.98	$12,848	10.07%	0.55%	to	1.90%	(2.09	%)(12)	to	(2.98	%)(12)
FTVIPT Frank Global Real Est, Cl 2
2014	70,970	$2.91	to	$0.99	$149,816	0.45%	0.55%	to	1.45%	14.38%		to	13.35%
2013	78,865	$2.54	to	$0.88	$148,569	4.57%	0.55%	to	1.45%	1.76%		to	0.85%
2012	82,664	$2.50	to	$0.87	$157,516	—	0.55%	to	1.45%	26.71%		to	25.57%
2011	92,121	$1.97	to	$0.69	$141,422	7.84%	0.55%	to	1.45%	(6.17%)		to	(7.01%)
2010	103,135	$2.10	to	$0.74	$172,609	2.86%	0.55%	to	1.45%	20.31%		to	19.23%
FTVIPT Frank Inc, Cl 2
2014	54,674	$1.12	to	$1.09	$60,590	4.78%	0.55%	to	1.90%	4.04%		to	2.65%
2013	16,563	$1.07	to	$1.06	$17,726	1.47%	0.55%	to	1.90%	5.74	%(12)	to	4.77	%(12)
FTVIPT Frank Mutual Shares, Cl 2
2014	79,442	$2.07	to	$1.38	$143,232	1.99%	0.55%	to	1.90%	6.53%		to	5.10%
2013	89,717	$1.95	to	$1.32	$153,401	2.06%	0.55%	to	1.90%	27.56%		to	25.85%
2012	100,868	$1.53	to	$1.04	$136,338	2.02%	0.55%	to	1.90%	13.62%		to	4.63	%(10)
2011	119,594	$1.34	to	$1.08	$143,696	2.30%	0.55%	to	1.80%	(1.58%)		to	(2.81%)
2010	141,032	$1.36	to	$1.12	$174,040	1.55%	0.55%	to	1.80%	10.58%		to	11.29	%(6)
FTVIPT Frank Sm Cap Val, Cl 2
2014	52,597	$4.03	to	$1.40	$154,239	0.62%	0.55%	to	1.90%	0.02%		to	(1.32%)
2013	58,978	$4.02	to	$1.42	$176,996	1.30%	0.55%	to	1.90%	35.49%		to	33.67%
2012	64,149	$2.97	to	$1.07	$146,398	0.78%	0.55%	to	1.90%	17.74%		to	6.72	%(10)
2011	78,144	$2.52	to	$1.23	$153,562	0.71%	0.55%	to	1.80%	(4.29%)		to	(5.47%)
2010	91,828	$2.64	to	$1.30	$193,362	0.75%	0.55%	to	1.80%	27.52%		to	29.36	%(6)
FTVIPT Temp Global Bond, Cl 2
2014	34,706	$0.99	to	$0.97	$34,290	4.82%	0.55%	to	1.90%	1.27%		to	(0.08%)
2013	18,987	$0.98	to	$0.97	$18,600	2.59%	0.55%	to	1.90%	(1.97	%)(12)	to	(2.86	%)(12)
GS VIT Mid Cap Val, Inst
2014	55,341	$4.69	to	$3.16	$240,680	0.96%	0.55%	to	1.20%	12.95%		to	12.22%
2013	66,581	$4.15	to	$2.82	$257,444	0.81%	0.55%	to	1.20%	32.16%		to	31.31%
2012	79,577	$3.14	to	$2.15	$233,128	1.09%	0.55%	to	1.20%	17.82%		to	17.05%
2011	99,503	$2.67	to	$1.83	$248,014	0.70%	0.55%	to	1.20%	(6.89%)		to	(7.49%)
2010	122,523	$2.86	to	$1.98	$328,204	0.65%	0.55%	to	1.20%	24.32%		to	23.51%
GS VIT Multi-Strategy Alt, Advisor
2014	1,081	$0.97	to	$0.96	$1,046	3.87%	0.55%	to	1.90%	(3.09	%)(15)	to	(3.75	%)(15)
GS VIT Sm Cap Eq Insights, Inst
2014	2,721	$2.88	to	$2.71	$7,535	0.73%	0.55%	to	0.95%	6.34%		to	5.92%
2013	3,223	$2.71	to	$2.56	$8,413	0.99%	0.55%	to	0.95%	34.88%		to	34.34%
2012	3,611	$2.01	to	$1.90	$7,008	1.10%	0.55%	to	0.95%	12.21%		to	11.76%
2011	4,520	$1.79	to	$1.70	$7,834	0.70%	0.55%	to	0.95%	0.12%		to	(0.27%)
2010	6,309	$1.79	to	$1.71	$10,932	0.52%	0.55%	to	0.95%	29.40%		to	28.89%
GS VIT U.S. Eq Insights, Inst
2014	87,017	$1.82	to	$1.62	$153,518	1.36%	0.55%	to	1.45%	15.73%		to	14.69%
2013	102,618	$1.57	to	$1.41	$157,110	1.10%	0.55%	to	1.45%	36.76%		to	35.54%
2012	120,009	$1.15	to	$1.04	$134,878	1.72%	0.55%	to	1.45%	13.83%		to	12.81%
2011	141,994	$1.01	to	$0.92	$140,631	1.62%	0.55%	to	1.45%	3.48%		to	2.55%
2010	174,647	$0.98	to	$0.90	$167,514	1.40%	0.55%	to	1.45%	12.22%		to	11.22%
Invesco VI Am Fran, Ser I
2014	10,312	$1.46	to	$1.44	$14,995	0.04%	0.55%	to	0.95%	7.85%		to	7.41%
2013	11,731	$1.35	to	$1.34	$15,863	0.43%	0.55%	to	0.95%	39.37%		to	38.81%
2012	13,957	$0.97	to	$0.97	$13,578	—	0.55%	to	0.95%	(2.86	%)(9)	to	(3.13	%)(9)

352	■ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Am Fran, Ser II
2014	47,631	$1.45	to	$1.42	$68,518	—	0.55%	to	1.45%	7.58%		to	6.61%
2013	65,491	$1.35	to	$1.33	$87,849	0.25%	0.55%	to	1.45%	39.03%		to	37.78%
2012	81,028	$0.97	to	$0.96	$78,411	—	0.55%	to	1.45%	(3.04	%)(9)	to	(3.63	%)(9)
Invesco VI Bal Risk Alloc, Ser II
2014	33,181	$1.04	to	$1.01	$34,121	—	0.55%	to	1.90%	5.13%		to	3.72%
2013	22,155	$0.99	to	$0.98	$21,763	2.77%	0.55%	to	1.90%	(2.07	%)(12)	to	(2.97	%)(12)
Invesco VI Comstock, Ser II
2014	103,549	$2.12	to	$1.62	$204,223	1.04%	0.55%	to	1.45%	8.50%		to	7.53%
2013	129,043	$1.95	to	$1.50	$236,247	1.41%	0.55%	to	1.45%	34.91%		to	33.70%
2012	152,620	$1.45	to	$1.12	$208,334	1.46%	0.55%	to	1.45%	18.27%		to	17.21%
2011	184,225	$1.22	to	$0.96	$213,630	1.37%	0.55%	to	1.45%	(2.64%)		to	(3.51%)
2010	214,858	$1.26	to	$0.99	$257,010	0.22%	0.55%	to	1.45%	15.06%		to	14.03%
Invesco VI Core Eq, Ser I
2014	32,557	$3.02	to	$3.02	$99,850	0.84%	1.25%	to	1.25%	6.80%		to	6.80%
2013	36,480	$2.83	to	$2.83	$104,750	1.37%	1.25%	to	1.25%	27.64%		to	27.64%
2012	41,628	$2.22	to	$2.22	$93,614	0.94%	1.25%	to	1.25%	12.46%		to	12.46%
2011	49,041	$1.97	to	$1.97	$97,973	0.94%	1.25%	to	1.25%	(1.30%)		to	(1.30%)
2010	58,751	$2.00	to	$2.00	$118,804	0.94%	1.25%	to	1.25%	8.20%		to	8.20%
Invesco VI Div Divd, Ser I
2014	17,809	$1.59	to	$1.55	$27,986	1.73%	0.55%	to	1.20%	12.21%		to	11.48%
2013	17,643	$1.42	to	$1.39	$24,786	2.35%	0.55%	to	1.20%	30.32%		to	29.47%
2012	14,935	$1.09	to	$1.07	$16,144	2.14%	0.55%	to	1.20%	18.07%		to	17.31%
2011	14,025	$0.92	to	$0.92	$12,873	—	0.55%	to	1.20%	(8.03	%)(8)	to	(8.43	%)(8)
Invesco VI Div Divd, Ser II
2014	10,203	$1.56	to	$1.52	$15,792	1.49%	0.85%	to	1.45%	11.58%		to	10.91%
2013	10,724	$1.39	to	$1.37	$14,896	2.23%	0.85%	to	1.45%	29.66%		to	28.88%
2012	8,994	$1.08	to	$1.06	$9,650	2.02%	0.85%	to	1.45%	17.37%		to	16.66%
2011	7,398	$0.92	to	$0.91	$6,773	—	0.85%	to	1.45%	(8.36	%)(8)	to	(8.73	%)(8)
Invesco VI Global Hlth, Ser II
2014	26,593	$2.18	to	$2.14	$57,779	—	0.55%	to	1.45%	18.72%		to	17.66%
2013	24,135	$1.84	to	$1.82	$44,305	0.57%	0.55%	to	1.45%	39.40%		to	38.15%
2012	20,624	$1.32	to	$1.32	$27,190	—	0.55%	to	1.45%	19.94%		to	18.86%
2011	21,100	$1.10	to	$1.11	$23,253	—	0.55%	to	1.45%	3.16%		to	2.23%
2010	20,785	$1.07	to	$1.08	$22,251	—	0.55%	to	1.45%	4.43%		to	3.49%
Invesco VI Intl Gro, Ser II
2014	61,027	$1.75	to	$1.45	$99,984	1.40%	0.55%	to	1.45%	(0.46%)		to	(1.35%)
2013	60,999	$1.76	to	$1.47	$100,859	1.04%	0.55%	to	1.45%	18.07%		to	17.01%
2012	67,388	$1.49	to	$1.25	$94,833	1.26%	0.55%	to	1.45%	14.62%		to	13.59%
2011	78,213	$1.30	to	$1.10	$96,505	1.20%	0.55%	to	1.45%	(7.50%)		to	(8.33%)
2010	90,302	$1.40	to	$1.20	$121,171	0.57%	0.55%	to	1.45%	11.99%		to	10.99%
Invesco VI Mid Cap Gro, Ser I
2014	11,513	$1.43	to	$1.41	$16,457	—	0.55%	to	1.20%	7.44%		to	6.75%
2013	13,176	$1.33	to	$1.32	$17,575	0.41%	0.55%	to	1.20%	36.26%		to	35.38%
2012	15,401	$0.98	to	$0.97	$15,114	—	0.55%	to	1.20%	(2.09	%)(9)	to	(2.52	%)(9)
Invesco VI Mid Cap Gro, Ser II
2014	16,256	$1.42	to	$1.39	$22,979	—	0.55%	to	1.45%	7.10%		to	6.14%
2013	18,797	$1.33	to	$1.31	$24,896	0.22%	0.55%	to	1.45%	35.85%		to	34.64%
2012	20,925	$0.98	to	$0.97	$20,452	—	0.55%	to	1.45%	(2.09	%)(9)	to	(2.69	%)(9)
Invesco VI Tech, Ser I
2014	20,096	$1.29	to	$1.39	$25,483	—	0.55%	to	1.20%	10.44%		to	9.73%
2013	24,113	$1.17	to	$1.27	$27,716	—	0.55%	to	1.20%	24.46%		to	23.65%
2012	27,742	$0.94	to	$1.03	$25,702	—	0.55%	to	1.20%	10.67%		to	9.95%
2011	32,296	$0.85	to	$0.94	$27,145	0.18%	0.55%	to	1.20%	(5.57%)		to	(6.18%)
2010	37,411	$0.90	to	$1.00	$33,424	—	0.55%	to	1.20%	20.64%		to	19.86%

RIVERSOURCE VARIABLE ACCOUNT 10 ■	353

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Ivy VIP Asset Strategy
2014	39,684	$1.14	to	$1.11	$45,106	0.50%	0.55%	to	1.90%	(5.78%)		to	(7.05%)
2013	23,002	$1.21	to	$1.19	$27,766	0.14%	0.55%	to	1.90%	18.29	%(12)	to	17.22	%(12)
Janus Aspen Enterprise, Serv
2014	12,675	$1.23	to	$1.16	$15,055	0.03%	0.55%	to	0.95%	11.63%		to	11.18%
2013	14,693	$1.11	to	$1.05	$15,665	0.36%	0.55%	to	0.95%	31.31%		to	30.79%
2012	16,750	$0.84	to	$0.80	$13,636	—	0.55%	to	0.95%	16.34%		to	15.88%
2011	20,139	$0.72	to	$0.69	$14,127	—	0.55%	to	0.95%	(2.19%)		to	(2.58%)
2010	25,642	$0.74	to	$0.71	$18,425	—	0.55%	to	0.95%	24.83%		to	24.34%
Janus Aspen Flex Bond, Serv
2014	18,510	$1.03	to	$1.00	$18,938	3.54%	0.55%	to	1.90%	4.12%		to	2.73%
2013	7,094	$0.99	to	$0.98	$6,998	4.81%	0.55%	to	1.90%	(1.97	%)(12)	to	(2.85	%)(12)
Janus Aspen Gbl Alloc Mod, Serv
2014	9,003	$1.22	to	$1.17	$11,071	2.88%	0.55%	to	1.90%	2.65%		to	1.27%
2013	7,765	$1.19	to	$1.16	$9,385	2.54%	0.55%	to	1.90%	14.06%		to	12.55%
2012	439	$1.04	to	$1.03	$457	3.67%	0.55%	to	1.90%	3.40	%(10)	to	2.47	%(10)
Janus Aspen Global Tech, Serv
2014	21,328	$0.89	to	$2.09	$18,713	—	0.55%	to	1.20%	8.75%		to	8.04%
2013	24,493	$0.82	to	$1.93	$19,918	—	0.55%	to	1.20%	34.65%		to	33.78%
2012	28,136	$0.61	to	$1.44	$16,995	—	0.55%	to	1.20%	18.49%		to	17.72%
2011	34,118	$0.51	to	$1.23	$17,445	—	0.55%	to	1.20%	(9.16%)		to	(9.75%)
2010	43,886	$0.57	to	$1.36	$24,760	—	0.55%	to	1.20%	23.71%		to	22.91%
Janus Aspen Janus, Serv
2014	34,514	$1.56	to	$1.42	$52,555	0.22%	0.55%	to	1.90%	12.12%		to	10.62%
2013	43,430	$1.39	to	$1.28	$59,209	0.65%	0.55%	to	1.90%	29.28%		to	27.55%
2012	53,422	$1.08	to	$1.00	$56,512	0.43%	0.55%	to	1.90%	17.63%		to	0.98	%(10)
2011	64,496	$0.92	to	$1.08	$58,202	0.43%	0.55%	to	1.80%	(6.06%)		to	(7.23%)
2010	85,313	$0.98	to	$1.17	$82,233	0.05%	0.55%	to	1.80%	13.63%		to	16.30	%(6)
Janus Aspen Overseas, Serv
2014	30,009	$1.37	to	$2.22	$40,254	2.97%	0.55%	to	1.20%	(12.58%)		to	(13.15%)
2013	37,895	$1.57	to	$2.55	$58,267	3.01%	0.55%	to	1.20%	13.66%		to	12.92%
2012	50,322	$1.38	to	$2.26	$68,216	0.58%	0.55%	to	1.20%	12.56%		to	11.83%
2011	70,950	$1.23	to	$2.02	$85,783	0.38%	0.55%	to	1.20%	(32.71%)		to	(33.14%)
2010	97,399	$1.82	to	$3.02	$175,076	0.53%	0.55%	to	1.20%	24.33%		to	23.53%
Lazard Ret Global Dyn MA, Serv
2014	14,706	$1.15	to	$1.12	$16,769	0.73%	0.55%	to	1.90%	2.14%		to	0.77%
2013	5,187	$1.13	to	$1.12	$5,820	1.27%	0.55%	to	1.90%	10.55	%(12)	to	9.56	%(12)
MFS Inv Gro Stock, Serv Cl
2014	58,505	$1.26	to	$1.80	$78,154	0.28%	0.55%	to	1.45%	10.50%		to	9.51%
2013	69,087	$1.14	to	$1.65	$82,994	0.42%	0.55%	to	1.45%	29.34%		to	28.18%
2012	78,214	$0.88	to	$1.28	$72,077	0.22%	0.55%	to	1.45%	16.04%		to	15.00%
2011	89,086	$0.76	to	$1.12	$70,257	0.26%	0.55%	to	1.45%	(0.18%)		to	(1.07%)
2010	105,423	$0.76	to	$1.13	$82,960	0.29%	0.55%	to	1.45%	11.54%		to	10.54%
MFS New Dis, Serv Cl
2014	24,112	$1.87	to	$2.03	$43,814	—	0.55%	to	1.20%	(8.00%)		to	(8.60%)
2013	32,602	$2.03	to	$2.23	$64,508	—	0.55%	to	1.20%	40.44%		to	39.53%
2012	37,452	$1.44	to	$1.59	$52,918	—	0.55%	to	1.20%	20.23%		to	19.45%
2011	47,312	$1.20	to	$1.34	$55,683	—	0.55%	to	1.20%	(10.98%)		to	(11.56%)
2010	47,235	$1.35	to	$1.51	$62,698	—	0.55%	to	1.20%	35.20%		to	34.32%
MFS Utilities, Serv Cl
2014	96,240	$3.36	to	$1.39	$273,800	1.93%	0.55%	to	1.90%	11.85%		to	10.35%
2013	99,559	$3.00	to	$1.26	$257,426	2.10%	0.55%	to	1.90%	19.56%		to	17.96%
2012	108,853	$2.51	to	$1.07	$239,437	6.35%	0.55%	to	1.90%	12.59%		to	5.78	%(10)
2011	121,680	$2.23	to	$1.22	$241,229	3.03%	0.55%	to	1.80%	5.92%		to	4.61%
2010	121,459	$2.11	to	$1.17	$229,995	3.10%	0.55%	to	1.80%	12.89%		to	15.70	%(6)

354	■ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MS UIF Global Real Est, Cl II
2014	44,945	$1.41	to	$1.37	$62,633	0.72%	0.55%	to	1.45%	13.23%		to	12.21%
2013	51,115	$1.25	to	$1.22	$63,191	3.65%	0.55%	to	1.45%	2.07%		to	1.16%
2012	53,625	$1.22	to	$1.21	$65,057	0.55%	0.55%	to	1.45%	29.23%		to	28.07%
2011	61,296	$0.94	to	$0.94	$57,824	3.34%	0.55%	to	1.45%	(10.64%)		to	(11.44%)
2010	69,097	$1.06	to	$1.07	$73,116	9.13%	0.55%	to	1.45%	21.65%		to	20.56%
MS UIF Mid Cap Gro, Cl II
2014	24,645	$1.81	to	$1.24	$44,824	—	0.55%	to	1.90%	1.28%		to	(0.07%)
2013	27,537	$1.79	to	$1.25	$49,578	0.24%	0.55%	to	1.90%	36.73%		to	34.91%
2012	33,274	$1.31	to	$0.92	$43,946	—	0.55%	to	1.90%	7.89%		to	(5.99	%)(10)
2011	47,463	$1.21	to	$1.15	$58,189	0.24%	0.55%	to	1.80%	(7.68%)		to	(8.83%)
2010	45,797	$1.31	to	$1.26	$60,967	—	0.55%	to	1.80%	31.54%		to	25.27	%(6)
NB AMT Abs Return Multi-Mgr, Cl S
2014	1,106	$0.99	to	$0.98	$1,091	—	0.55%	to	1.90%	(1.46	%)(15)	to	(2.13	%)(15)
NB AMT Intl Eq, Cl S
2014	16,273	$1.07	to	$1.12	$17,812	0.34%	0.55%	to	1.45%	(3.80%)		to	(4.67%)
2013	17,639	$1.12	to	$1.17	$20,121	1.39%	0.55%	to	1.45%	17.19%		to	16.14%
2012	18,401	$0.95	to	$1.01	$17,984	0.80%	0.55%	to	1.45%	17.83%		to	16.77%
2011	22,063	$0.81	to	$0.87	$18,306	6.16%	0.55%	to	1.45%	(12.81%)		to	(13.59%)
2010	23,892	$0.93	to	$1.00	$22,804	1.80%	0.55%	to	1.45%	21.35%		to	20.26%
NB AMT Soc Responsive, Cl S
2014	4,602	$1.49	to	$1.46	$8,207	0.12%	0.60%	to	1.90%	9.45%		to	8.04%
2013	3,901	$1.36	to	$1.35	$6,422	0.60%	0.60%	to	1.90%	36.59%		to	34.83%
2012	2,935	$1.00	to	$1.00	$3,552	0.10%	0.60%	to	1.90%	1.68	%(10)	to	0.80	%(10)
2011	3,129	$1.11	to	$1.13	$3,451	0.27%	0.85%	to	1.80%	(3.97%)		to	(4.87%)
2010	3,027	$1.15	to	$1.18	$3,473	0.02%	0.85%	to	1.80%	21.72%		to	17.42	%(6)
Oppen Eq Inc VA, Serv
2014	4,229	$1.45	to	$1.37	$6,026	1.48%	0.85%	to	1.45%	9.79%		to	9.13%
2013	4,349	$1.32	to	$1.26	$5,648	1.12%	0.85%	to	1.45%	27.61%		to	26.85%
2012	4,014	$1.03	to	$0.99	$4,091	1.13%	0.85%	to	1.45%	12.13%		to	11.45%
2011	4,581	$0.92	to	$0.89	$4,172	0.90%	0.85%	to	1.45%	(5.29%)		to	(5.86%)
2010	4,829	$0.97	to	$0.95	$4,653	0.91%	0.85%	to	1.45%	13.84%		to	13.15%
Oppen Global VA, Serv
2014	58,005	$2.15	to	$1.34	$109,803	0.87%	0.55%	to	1.90%	1.50%		to	0.14%
2013	60,950	$2.12	to	$1.34	$114,933	1.17%	0.55%	to	1.90%	26.30%		to	24.60%
2012	61,187	$1.67	to	$1.08	$92,610	1.92%	0.55%	to	1.90%	20.29%		to	7.88	%(10)
2011	70,702	$1.39	to	$1.06	$89,945	1.07%	0.55%	to	1.80%	(9.03%)		to	(10.15%)
2010	76,283	$1.53	to	$1.18	$107,678	1.23%	0.55%	to	1.80%	15.07%		to	17.77	%(6)
Oppen Global Strategic Inc VA, Srv
2014	327,695	$1.65	to	$0.97	$511,410	3.88%	0.55%	to	1.90%	1.93%		to	0.56%
2013	410,573	$1.62	to	$0.96	$631,311	4.80%	0.55%	to	1.90%	(0.91%)		to	(4.44	%)(12)
2012	528,177	$1.63	to	$1.43	$823,175	5.61%	0.55%	to	1.45%	12.53%		to	11.51%
2011	601,876	$1.45	to	$1.28	$836,908	2.91%	0.55%	to	1.45%	0.10%		to	(0.80%)
2010	706,224	$1.45	to	$1.29	$985,348	13.38%	0.55%	to	1.45%	14.14%		to	13.12%
Oppen Main St Sm Cap VA, Serv
2014	41,092	$2.55	to	$1.55	$91,690	0.64%	0.55%	to	1.90%	11.04%		to	9.55%
2013	42,438	$2.30	to	$1.41	$85,905	0.70%	0.55%	to	1.90%	39.85%		to	37.97%
2012	42,432	$1.64	to	$1.03	$62,203	0.33%	0.55%	to	1.90%	17.02%		to	3.26	%(10)
2011	48,318	$1.41	to	$1.17	$61,075	0.42%	0.55%	to	1.80%	(2.92%)		to	(4.12%)
2010	58,250	$1.45	to	$1.22	$76,560	0.43%	0.55%	to	1.80%	22.38%		to	21.39	%(6)

RIVERSOURCE VARIABLE ACCOUNT 10 ■	355

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
PIMCO VIT All Asset, Advisor Cl
2014	116,223	$1.47	to	$1.04	$166,593	4.79%	0.55%	to	1.90%	(0.10%)		to	(1.43%)
2013	154,508	$1.47	to	$1.05	$222,703	4.19%	0.55%	to	1.90%	(0.44%)		to	(1.79%)
2012	205,043	$1.48	to	$1.07	$298,500	4.97%	0.55%	to	1.90%	14.18%		to	6.10	%(10)
2011	192,032	$1.29	to	$1.06	$245,929	7.56%	0.55%	to	1.80%	1.37%		to	0.11%
2010	192,371	$1.27	to	$1.06	$244,031	4.92%	0.55%	to	1.80%	12.39%		to	6.05	%(6)
PIMCO VIT Glb MA Man Alloc, Adv Cl
2014	4,088	$0.99	to	$0.95	$3,971	2.32%	0.55%	to	1.90%	4.00%		to	2.62%
2013	5,310	$0.95	to	$0.93	$4,991	3.28%	0.55%	to	1.90%	(8.41%)		to	(9.65%)
2012	3,251	$1.03	to	$1.02	$3,355	4.05%	0.55%	to	1.90%	2.90	%(10)	to	1.99	%(10)
PIMCO VIT Tot Return, Advisor Cl
2014	11,275	$1.00	to	$0.98	$11,228	2.55%	0.55%	to	1.90%	3.95%		to	2.56%
2013	8,192	$0.96	to	$0.95	$7,897	2.30%	0.55%	to	1.90%	(3.98	%)(12)	to	(4.86	%)(12)
Put VT Global Hlth Care, Cl IB
2014	12,806	$2.50	to	$2.39	$30,988	9.14%	0.55%	to	1.20%	26.94%		to	26.12%
2013	12,940	$1.97	to	$1.89	$24,737	1.09%	0.55%	to	1.20%	40.89%		to	39.98%
2012	13,599	$1.40	to	$1.35	$18,504	1.32%	0.55%	to	1.20%	21.60%		to	20.81%
2011	16,108	$1.15	to	$1.12	$18,079	3.52%	0.55%	to	1.20%	(1.72%)		to	(2.35%)
2010	18,734	$1.17	to	$1.15	$21,455	1.99%	0.55%	to	1.20%	1.91%		to	1.25%
Put VT Intl Eq, Cl IB
2014	12,170	$1.59	to	$1.60	$18,773	0.93%	0.55%	to	1.20%	(7.29%)		to	(7.89%)
2013	13,264	$1.71	to	$1.74	$22,120	1.47%	0.55%	to	1.20%	27.37%		to	26.54%
2012	16,000	$1.34	to	$1.37	$21,002	2.29%	0.55%	to	1.20%	21.25%		to	20.46%
2011	20,339	$1.11	to	$1.14	$22,088	3.38%	0.55%	to	1.20%	(17.39%)		to	(17.92%)
2010	24,302	$1.34	to	$1.39	$32,041	3.67%	0.55%	to	1.20%	9.42%		to	8.71%
Put VT Multi-Cap Gro, Cl IA
2014	27,826	$2.41	to	$2.41	$67,675	0.52%	1.25%	to	1.25%	12.39%		to	12.39%
2013	30,597	$2.15	to	$2.15	$66,235	0.74%	1.25%	to	1.25%	35.05%		to	35.05%
2012	34,299	$1.59	to	$1.59	$54,990	0.51%	1.25%	to	1.25%	15.63%		to	15.63%
2011	39,973	$1.37	to	$1.37	$55,415	0.41%	1.25%	to	1.25%	(6.06%)		to	(6.06%)
2010	47,515	$1.46	to	$1.46	$70,085	0.60%	1.25%	to	1.25%	18.38%		to	18.38%
Put VT Multi-Cap Gro, Cl IB
2014	16,591	$1.90	to	$1.85	$31,237	0.31%	0.55%	to	1.20%	12.87%		to	12.13%
2013	17,501	$1.68	to	$1.65	$29,283	0.51%	0.55%	to	1.20%	35.69%		to	34.81%
2012	19,953	$1.24	to	$1.22	$24,655	0.24%	0.55%	to	1.20%	16.12%		to	15.36%
2011	24,077	$1.07	to	$1.06	$25,684	0.27%	0.55%	to	1.20%	(5.60%)		to	(6.21%)
2010	29,434	$1.13	to	$1.13	$33,346	—	0.55%	to	1.20%	13.15	%(7)	to	12.95	%(7)
Royce Micro-Cap, Invest Cl
2014	5,570	$4.37	to	$4.11	$23,493	—	0.55%	to	0.95%	(4.11%)		to	(4.49%)
2013	6,965	$4.55	to	$4.30	$30,689	0.49%	0.55%	to	0.95%	20.32%		to	19.84%
2012	8,699	$3.78	to	$3.59	$31,894	—	0.55%	to	0.95%	7.01%		to	6.58%
2011	11,616	$3.54	to	$3.37	$39,841	2.08%	0.55%	to	0.95%	(12.58%)		to	(12.93%)
2010	15,792	$4.05	to	$3.87	$62,060	1.74%	0.55%	to	0.95%	29.25%		to	28.73%
Third Ave Val
2014	7,075	$3.57	to	$3.35	$24,286	2.88%	0.55%	to	0.95%	3.81%		to	3.39%
2013	8,571	$3.44	to	$3.24	$28,415	3.27%	0.55%	to	0.95%	18.32%		to	17.84%
2012	10,403	$2.90	to	$2.75	$29,223	0.87%	0.55%	to	0.95%	26.63%		to	26.13%
2011	13,372	$2.29	to	$2.18	$29,752	1.66%	0.55%	to	0.95%	(21.74%)		to	(22.05%)
2010	18,735	$2.93	to	$2.80	$53,358	3.79%	0.55%	to	0.95%	13.44%		to	12.99%
VanEck VIP Global Gold, Cl S
2014	7,540	$0.72	to	$0.70	$5,379	0.30%	0.55%	to	1.90%	(6.56%)		to	(7.80%)
2013	4,276	$0.77	to	$0.76	$3,278	—	0.55%	to	1.90%	(23.15	%)(12)	to	(23.84	%)(12)

356	■ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Aggr, Cl 2
2014	777,550	$1.54	to	$1.25	$1,178,719	—	0.55%	to	1.90%	4.95%		to	3.54%
2013	808,546	$1.47	to	$1.21	$1,173,070	—	0.55%	to	1.90%	20.08%		to	18.47%
2012	697,180	$1.23	to	$1.02	$846,002	—	0.55%	to	1.90%	13.09%		to	1.93	%(10)
2011	612,449	$1.08	to	$1.11	$659,813	—	0.55%	to	1.80%	(3.63%)		to	(4.82%)
2010	186,004	$1.12	to	$1.16	$208,702	—	0.55%	to	1.80%	13.63	%(5)	to	16.17	%(6)
VP Aggr, Cl 4
2014	756,649	$1.55	to	$1.48	$1,150,971	—	0.55%	to	1.45%	4.94%		to	4.00%
2013	1,115,592	$1.47	to	$1.43	$1,622,820	—	0.55%	to	1.45%	20.05%		to	18.96%
2012	1,224,668	$1.23	to	$1.20	$1,489,272	—	0.55%	to	1.45%	13.06%		to	12.04%
2011	1,479,264	$1.09	to	$1.07	$1,596,561	—	0.55%	to	1.45%	(3.45%)		to	(4.32%)
2010	1,623,318	$1.12	to	$1.12	$1,821,118	—	0.55%	to	1.45%	13.63	%(5)	to	12.96	%(5)
VP AC Div Bond, Cl 2
2014	5,345	$1.05	to	$1.01	$5,919	1.38%	0.60%	to	1.90%	5.19%		to	3.82%
2013	5,321	$1.00	to	$0.98	$5,630	1.82%	0.60%	to	1.90%	(3.30%)		to	(4.54%)
2012	5,762	$1.03	to	$1.02	$6,338	1.73%	0.60%	to	1.90%	2.40	%(10)	to	1.50	%(10)
2011	2,104	$1.07	to	$1.05	$2,233	0.96%	0.85%	to	1.80%	6.20%		to	5.20%
2010	749	$1.00	to	$1.00	$752	—	0.85%	to	1.80%	0.29	%(6)	to	(0.14	%)(6)
VP AQR Man Fut Strategy, Cl 2
2014	10,018	$1.13	to	$1.10	$11,249	1.34%	0.55%	to	1.90%	9.39%		to	7.94%
2013	6,520	$1.03	to	$1.02	$6,718	2.34%	0.55%	to	1.90%	1.48	%(12)	to	0.56	%(12)
VP BR Gl Infl Prot Sec, Cl 2
2014	5,635	$1.06	to	$1.03	$6,482	—	0.60%	to	1.90%	7.77%		to	6.37%
2013	5,793	$0.99	to	$0.96	$6,221	—	0.60%	to	1.90%	(6.18%)		to	(7.38%)
2012	7,821	$1.05	to	$1.04	$8,994	4.33%	0.60%	to	1.90%	4.10	%(10)	to	3.20	%(10)
2011	4,309	$1.11	to	$1.09	$4,760	7.58%	0.85%	to	1.80%	8.99%		to	7.96%
2010	1,171	$1.02	to	$1.01	$1,191	—	0.85%	to	1.80%	1.76	%(6)	to	1.32	%(6)
VP BR Gl Infl Prot Sec, Cl 3
2014	98,503	$1.45	to	$1.31	$137,566	—	0.55%	to	1.45%	8.00%		to	7.02%
2013	126,607	$1.34	to	$1.23	$164,451	—	0.55%	to	1.45%	(6.00%)		to	(6.85%)
2012	180,662	$1.43	to	$1.32	$250,341	4.40%	0.55%	to	1.45%	5.03%		to	4.08%
2011	202,745	$1.36	to	$1.27	$268,441	7.27%	0.55%	to	1.45%	9.43%		to	8.45%
2010	230,072	$1.24	to	$1.17	$279,401	0.79%	0.55%	to	1.45%	3.56%		to	2.63%
VP Col Wanger Intl Eq, Cl 2
2014	12,560	$1.22	to	$1.20	$17,742	2.05%	0.60%	to	1.90%	(4.62%)		to	(5.86%)
2013	8,958	$1.28	to	$1.27	$13,332	2.32%	0.60%	to	1.90%	21.30%		to	19.73%
2012	5,242	$1.05	to	$1.06	$6,476	1.20%	0.60%	to	1.90%	5.15	%(10)	to	4.23	%(10)
2011	3,358	$1.03	to	$1.02	$3,463	2.18%	0.85%	to	1.80%	(14.49%)		to	(15.29%)
2010	1,007	$1.21	to	$1.20	$1,218	0.46%	0.85%	to	1.80%	20.96	%(6)	to	20.45	%(6)
Col VP US Eq, Cl 2
2014	7,194	$1.39	to	$1.36	$13,926	—	0.60%	to	1.90%	2.43%		to	1.10%
2013	5,948	$1.36	to	$1.35	$11,335	—	0.60%	to	1.90%	33.92%		to	32.19%
2012	3,573	$1.02	to	$1.02	$5,120	—	0.60%	to	1.90%	4.01	%(10)	to	3.11	%(10)
2011	2,115	$1.22	to	$1.20	$2,571	—	0.85%	to	1.80%	(5.86%)		to	(6.75%)
2010	534	$1.29	to	$1.29	$689	—	0.85%	to	1.80%	29.16	%(6)	to	28.60	%(6)
VP Conserv, Cl 2
2014	446,223	$1.22	to	$1.06	$532,392	—	0.55%	to	1.90%	3.67%		to	2.28%
2013	586,903	$1.18	to	$1.04	$678,882	—	0.55%	to	1.90%	2.61%		to	1.23%
2012	852,752	$1.15	to	$1.02	$966,766	—	0.55%	to	1.90%	6.68%		to	1.79	%(10)
2011	593,897	$1.08	to	$1.06	$634,319	—	0.55%	to	1.80%	2.67%		to	1.40%
2010	176,204	$1.05	to	$1.05	$184,094	—	0.55%	to	1.80%	5.56	%(5)	to	4.56	%(6)

RIVERSOURCE VARIABLE ACCOUNT 10 ■	357

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Conserv, Cl 4
2014	671,729	$1.22	to	$1.17	$804,077	—	0.55%	to	1.45%	3.76%		to	2.82%
2013	969,662	$1.18	to	$1.14	$1,123,646	—	0.55%	to	1.45%	2.53%		to	1.60%
2012	1,687,368	$1.15	to	$1.12	$1,915,661	—	0.55%	to	1.45%	6.68%		to	5.72%
2011	1,512,637	$1.08	to	$1.06	$1,616,062	—	0.55%	to	1.45%	2.67%		to	1.75%
2010	1,349,528	$1.05	to	$1.04	$1,409,946	—	0.55%	to	1.45%	5.56	%(5)	to	4.94	%(5)
VP DFA Intl Val, Cl 2
2014	5,173	$1.12	to	$1.13	$6,058	2.24%	0.60%	to	1.90%	(8.25%)		to	(9.43%)
2013	3,855	$1.22	to	$1.25	$4,943	2.03%	0.60%	to	1.90%	19.08%		to	17.54%
2012	1,949	$1.03	to	$1.06	$2,109	1.97%	0.60%	to	1.90%	7.74	%(10)	to	6.81	%(10)
2011	1,689	$0.94	to	$0.93	$1,585	1.97%	0.85%	to	1.80%	(20.23%)		to	(20.99%)
2010	426	$1.18	to	$1.18	$503	2.09%	0.85%	to	1.80%	18.02	%(6)	to	17.51	%(6)
VP EV Floating Rate Inc, Cl 2
2014	26,667	$1.07	to	$1.03	$30,311	4.29%	0.60%	to	1.90%	(0.02%)		to	(1.33%)
2013	24,307	$1.07	to	$1.05	$27,795	3.85%	0.60%	to	1.90%	3.31%		to	1.97%
2012	10,325	$1.04	to	$1.03	$11,510	4.46%	0.60%	to	1.90%	3.04	%(10)	to	2.14	%(10)
2011	7,348	$1.06	to	$1.04	$7,735	2.06%	0.85%	to	1.80%	1.07%		to	0.11%
2010	1,565	$1.05	to	$1.04	$1,646	—	0.85%	to	1.80%	4.62	%(6)	to	4.17	%(6)
VP GS Commodity Strategy, Cl 2
2014	3,247	$0.76	to	$0.74	$2,456	—	0.55%	to	1.90%	(17.40%)		to	(18.50%)
2013	1,639	$0.92	to	$0.91	$1,508	—	0.55%	to	1.90%	(7.00	%)(12)	to	(7.84	%)(12)
VP Holl Lg Cap Gro, Cl 2
2014	3,105	$1.33	to	$1.28	$5,574	—	0.60%	to	1.90%	6.41%		to	5.03%
2013	2,781	$1.25	to	$1.22	$4,713	—	0.60%	to	1.90%	30.17%		to	28.48%
2012	2,433	$0.96	to	$0.95	$3,202	—	0.60%	to	1.90%	(4.12	%)(10)	to	(4.96	%)(10)
2011	1,490	$1.20	to	$1.18	$1,778	—	0.85%	to	1.80%	(3.31%)		to	(4.22%)
2010	208	$1.24	to	$1.23	$257	—	0.85%	to	1.80%	23.91	%(6)	to	23.38	%(6)
VP Invesco Intl Gro, Cl 2
2014	7,757	$1.23	to	$1.21	$10,949	1.60%	0.60%	to	1.90%	(0.68%)		to	(1.96%)
2013	4,457	$1.23	to	$1.23	$6,357	1.38%	0.60%	to	1.90%	18.19%		to	16.65%
2012	2,350	$1.04	to	$1.05	$2,859	1.14%	0.60%	to	1.90%	4.69	%(10)	to	3.78	%(10)
2011	1,594	$1.07	to	$1.06	$1,701	1.61%	0.85%	to	1.80%	(7.90%)		to	(8.77%)
2010	350	$1.16	to	$1.16	$407	0.64%	0.85%	to	1.80%	16.27	%(6)	to	15.78	%(6)
VP JPM Core Bond, Cl 2
2014	4,354	$1.05	to	$1.01	$4,767	1.79%	0.60%	to	1.90%	4.48%		to	3.13%
2013	4,330	$1.00	to	$0.98	$4,563	1.97%	0.60%	to	1.90%	(3.07%)		to	(4.33%)
2012	5,081	$1.03	to	$1.02	$5,563	2.07%	0.60%	to	1.90%	2.28	%(10)	to	1.38	%(10)
2011	2,823	$1.06	to	$1.05	$2,996	0.96%	0.85%	to	1.80%	5.86%		to	4.87%
2010	1,132	$1.01	to	$1.00	$1,138	—	0.85%	to	1.80%	0.59	%(6)	to	0.16	%(6)
VP Jennison Mid Cap Gro, Cl 2
2014	3,996	$1.39	to	$1.35	$7,281	—	0.60%	to	1.90%	8.41%		to	7.01%
2013	2,925	$1.28	to	$1.26	$4,905	—	0.60%	to	1.90%	26.93%		to	25.29%
2012	1,561	$1.01	to	$1.00	$2,138	—	0.60%	to	1.90%	0.58	%(10)	to	(0.30	%)(10)
2011	738	$1.20	to	$1.19	$885	—	0.85%	to	1.80%	1.00%		to	0.04%
2010	270	$1.19	to	$1.19	$322	—	0.85%	to	1.80%	19.06	%(6)	to	18.55	%(6)
VP Loomis Sayles Gro, Cl 2
2014	2,277	$1.40	to	$1.36	$4,310	—	0.60%	to	1.90%	11.69%		to	10.24%
2013	1,741	$1.26	to	$1.23	$2,961	—	0.60%	to	1.90%	28.62%		to	26.96%
2012	1,039	$0.98	to	$0.97	$1,383	—	0.60%	to	1.90%	(1.86	%)(10)	to	(2.71	%)(10)
2011	374	$1.19	to	$1.17	$443	—	0.85%	to	1.80%	(1.72%)		to	(2.65%)
2010	150	$1.21	to	$1.21	$181	—	0.85%	to	1.80%	21.02	%(6)	to	20.50	%(6)

358	■ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP MFS Val, Cl 2
2014	6,705	$1.51	to	$1.48	$12,622	—	0.60%	to	1.90%	9.44%		to	8.02%
2013	4,294	$1.38	to	$1.37	$7,410	—	0.60%	to	1.90%	34.68%		to	32.93%
2012	2,006	$1.03	to	$1.03	$2,606	—	0.60%	to	1.90%	3.17	%(10)	to	2.27	%(10)
2011	1,177	$1.14	to	$1.13	$1,341	—	0.85%	to	1.80%	(1.12%)		to	(2.05%)
2010	254	$1.16	to	$1.15	$294	—	0.85%	to	1.80%	15.65	%(6)	to	15.15	%(6)
VP Mod, Cl 2
2014	5,028,711	$1.40	to	$1.16	$6,873,036	—	0.55%	to	1.90%	4.49%		to	3.09%
2013	5,282,492	$1.34	to	$1.12	$6,941,783	—	0.55%	to	1.90%	10.75%		to	9.26%
2012	5,088,616	$1.21	to	$1.03	$6,066,557	—	0.55%	to	1.90%	10.26%		to	2.25	%(10)
2011	4,072,928	$1.09	to	$1.09	$4,423,893	—	0.55%	to	1.80%	(0.28%)		to	(1.51%)
2010	1,584,363	$1.10	to	$1.10	$1,732,993	—	0.55%	to	1.80%	9.82	%(5)	to	10.43	%(6)
VP Mod, Cl 4
2014	7,922,040	$1.40	to	$1.34	$10,873,224	—	0.55%	to	1.45%	4.48%		to	3.54%
2013	8,850,388	$1.34	to	$1.29	$11,671,060	—	0.55%	to	1.45%	10.82%		to	9.82%
2012	9,162,518	$1.21	to	$1.18	$10,944,928	—	0.55%	to	1.45%	10.25%		to	9.25%
2011	9,718,867	$1.09	to	$1.08	$10,569,864	—	0.55%	to	1.45%	(0.19%)		to	(1.08%)
2010	10,566,949	$1.10	to	$1.09	$11,557,839	—	0.55%	to	1.45%	9.82	%(5)	to	9.17	%(5)
VP Mod Aggr, Cl 2
2014	2,793,304	$1.47	to	$1.20	$4,035,594	—	0.55%	to	1.90%	4.57%		to	3.17%
2013	3,023,702	$1.41	to	$1.16	$4,195,297	—	0.55%	to	1.90%	15.44%		to	13.89%
2012	2,775,343	$1.22	to	$1.02	$3,350,870	—	0.55%	to	1.90%	11.62%		to	1.94	%(10)
2011	2,443,394	$1.09	to	$1.10	$2,654,302	—	0.55%	to	1.80%	(1.97%)		to	(3.18%)
2010	891,747	$1.11	to	$1.13	$991,528	—	0.55%	to	1.80%	11.61	%(5)	to	13.26	%(6)
VP Mod Aggr, Cl 4
2014	2,876,781	$1.48	to	$1.41	$4,173,366	—	0.55%	to	1.45%	4.64%		to	3.69%
2013	4,272,587	$1.41	to	$1.36	$5,945,143	—	0.55%	to	1.45%	15.41%		to	14.37%
2012	4,925,651	$1.22	to	$1.19	$5,959,830	—	0.55%	to	1.45%	11.60%		to	10.59%
2011	5,802,273	$1.09	to	$1.08	$6,313,026	—	0.55%	to	1.45%	(1.88%)		to	(2.76%)
2010	6,431,039	$1.12	to	$1.11	$7,156,739	—	0.55%	to	1.45%	11.71	%(5)	to	11.05	%(5)
VP Mod Conserv, Cl 2
2014	1,171,936	$1.30	to	$1.10	$1,495,793	—	0.55%	to	1.90%	4.20%		to	2.80%
2013	1,384,885	$1.25	to	$1.07	$1,704,963	—	0.55%	to	1.90%	6.54%		to	5.11%
2012	1,698,010	$1.18	to	$1.02	$1,972,536	—	0.55%	to	1.90%	8.15%		to	1.81	%(10)
2011	1,249,525	$1.09	to	$1.07	$1,348,503	—	0.55%	to	1.80%	1.30%		to	0.05%
2010	486,156	$1.07	to	$1.07	$520,096	—	0.55%	to	1.80%	7.42	%(5)	to	7.37	%(6)
VP Mod Conserv, Cl 4
2014	1,869,994	$1.31	to	$1.25	$2,399,263	—	0.55%	to	1.45%	4.19%		to	3.25%
2013	2,377,982	$1.26	to	$1.21	$2,940,648	—	0.55%	to	1.45%	6.52%		to	5.56%
2012	3,133,836	$1.18	to	$1.15	$3,653,172	—	0.55%	to	1.45%	8.23%		to	7.25%
2011	3,079,882	$1.09	to	$1.07	$3,330,281	—	0.55%	to	1.45%	1.39%		to	0.48%
2010	3,111,865	$1.07	to	$1.07	$3,332,020	—	0.55%	to	1.45%	7.52	%(5)	to	6.89	%(5)
VP MS Global Real Est, Cl 2
2014	10,419	$1.31	to	$1.29	$16,331	1.86%	0.60%	to	1.90%	13.15%		to	11.68%
2013	7,541	$1.16	to	$1.15	$10,505	7.67%	0.60%	to	1.90%	2.43%		to	1.11%
2012	4,557	$1.13	to	$1.14	$6,254	0.11%	0.60%	to	1.90%	11.59	%(10)	to	10.62	%(10)
2011	2,625	$1.07	to	$1.06	$2,804	4.39%	0.85%	to	1.80%	(10.38%)		to	(11.23%)
2010	702	$1.20	to	$1.19	$840	—	0.85%	to	1.80%	19.64	%(6)	to	19.13	%(6)
VP Multi-Mgr Div Inc, Cl 2
2014	699	$0.99	to	$0.98	$692	1.80%	0.55%	to	1.90%	(0.94	%)(15)	to	(1.61	%)(15)
VP Multi-Mgr Int Rate Adapt, Cl 2
2014	846	$0.99	to	$0.99	$838	1.62%	0.55%	to	1.90%	(0.83	%)(15)	to	(1.50	%)(15)

RIVERSOURCE VARIABLE ACCOUNT 10 ■	359

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP NFJ Divd Val, Cl 2
2014	4,765	$1.43	to	$1.41	$8,692	—	0.60%	to	1.90%	8.89%		to	7.48%
2013	3,835	$1.32	to	$1.31	$6,449	—	0.60%	to	1.90%	26.95%		to	25.31%
2012	2,708	$1.04	to	$1.04	$3,629	—	0.60%	to	1.90%	5.35	%(10)	to	4.43	%(10)
2011	1,199	$1.20	to	$1.19	$1,437	—	0.85%	to	1.80%	2.42%		to	1.46%
2010	143	$1.17	to	$1.17	$168	—	0.85%	to	1.80%	17.49	%(6)	to	16.99	%(6)
VP Nuveen Winslow Lg Cap Gro, Cl 2
2014	2,145	$1.42	to	$1.37	$4,236	—	0.60%	to	1.90%	9.50%		to	8.08%
2013	1,410	$1.30	to	$1.27	$2,548	—	0.60%	to	1.90%	35.40%		to	33.65%
2012	971	$0.96	to	$0.95	$1,309	—	0.60%	to	1.90%	(2.81	%)(10)	to	(3.66	%)(10)
2011	450	$1.22	to	$1.20	$547	—	0.85%	to	1.80%	(1.19%)		to	(2.12%)
2010	28	$1.23	to	$1.23	$34	—	0.85%	to	1.80%	23.31	%(6)	to	22.78	%(6)
VP Ptnrs Sm Cap Gro, Cl 2
2014	1,666	$1.33	to	$1.30	$3,149	—	0.60%	to	1.90%	(1.09%)		to	(2.37%)
2013	1,376	$1.35	to	$1.33	$2,636	—	0.60%	to	1.90%	39.06%		to	37.26%
2012	816	$0.97	to	$0.97	$1,135	—	0.60%	to	1.90%	(3.52	%)(10)	to	(4.36	%)(10)
2011	466	$1.27	to	$1.25	$591	—	0.85%	to	1.80%	(1.43%)		to	(2.36%)
2010	93	$1.29	to	$1.29	$120	—	0.85%	to	1.80%	29.05	%(6)	to	28.50	%(6)
VP Ptnrs Sm Cap Val, Cl 2
2014	2,050	$1.39	to	$1.36	$3,577	—	0.60%	to	1.90%	1.33%		to	0.02%
2013	2,004	$1.37	to	$1.35	$3,468	—	0.60%	to	1.90%	33.87%		to	32.14%
2012	1,185	$1.02	to	$1.03	$1,544	—	0.60%	to	1.90%	4.35	%(10)	to	3.44	%(10)
2011	603	$1.17	to	$1.15	$702	—	0.85%	to	1.80%	(5.33%)		to	(6.22%)
2010	368	$1.23	to	$1.23	$453	—	0.85%	to	1.80%	23.21	%(6)	to	22.68	%(6)
VP Ptnrs Sm Cap Val, Cl 3
2014	45,329	$3.04	to	$1.65	$119,932	—	0.55%	to	1.45%	1.50%		to	0.59%
2013	56,024	$2.99	to	$1.64	$147,194	—	0.55%	to	1.45%	34.07%		to	32.86%
2012	69,566	$2.23	to	$1.23	$136,991	—	0.55%	to	1.45%	12.89%		to	11.87%
2011	86,378	$1.98	to	$1.10	$151,348	—	0.55%	to	1.45%	(4.98%)		to	(5.83%)
2010	106,425	$2.08	to	$1.17	$197,266	—	0.55%	to	1.45%	23.75%		to	22.64%
VP Pyramis Intl Eq, Cl 2
2014	3,235	$1.19	to	$1.19	$4,272	1.47%	0.60%	to	1.90%	(7.56%)		to	(8.77%)
2013	2,169	$1.29	to	$1.30	$3,115	1.88%	0.60%	to	1.90%	20.55%		to	18.99%
2012	1,039	$1.07	to	$1.09	$1,247	1.94%	0.60%	to	1.90%	8.70	%(10)	to	7.75	%(10)
2011	564	$1.01	to	$1.00	$569	2.21%	0.85%	to	1.80%	(13.60%)		to	(14.42%)
2010	66	$1.17	to	$1.17	$78	1.90%	0.85%	to	1.80%	17.10	%(6)	to	16.60	%(6)
VP Pyrford Intl Eq, Cl 2
2014	2,061	$1.05	to	$1.02	$2,144	2.48%	0.55%	to	1.90%	(0.74%)		to	(2.07%)
2013	777	$1.05	to	$1.04	$818	1.03%	0.55%	to	1.90%	5.50	%(13)	to	4.54	%(13)
VP Sit Divd Gro, Cl 2
2014	3,533	$1.40	to	$1.36	$5,880	—	0.60%	to	1.90%	10.91%		to	9.47%
2013	2,861	$1.26	to	$1.25	$4,323	—	0.60%	to	1.90%	27.50%		to	25.85%
2012	1,623	$0.99	to	$0.99	$1,966	—	0.60%	to	1.90%	(0.12	%)(10)	to	(0.99	%)(10)
2011	1,118	$1.11	to	$1.10	$1,240	—	0.85%	to	1.80%	(4.42%)		to	(5.31%)
2010	387	$1.16	to	$1.16	$451	—	0.85%	to	1.80%	16.40	%(6)	to	15.90	%(6)
VP Sit Divd Gro, Cl 3
2014	28,527	$1.50	to	$1.42	$41,817	—	0.55%	to	1.45%	11.14%		to	10.14%
2013	34,820	$1.35	to	$1.29	$46,089	—	0.55%	to	1.45%	27.69%		to	26.54%
2012	39,258	$1.06	to	$1.02	$40,838	—	0.55%	to	1.45%	10.08%		to	9.08%
2011	49,565	$0.96	to	$0.93	$46,968	—	0.55%	to	1.45%	(4.03%)		to	(4.89%)
2010	63,234	$1.00	to	$0.98	$62,574	—	0.55%	to	1.45%	10.91%		to	9.92%

360	■ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP TCW Core Plus Bond, Cl 2
2014	2,811	$1.02	to	$0.98	$2,952	0.38%	0.60%	to	1.90%	4.19%		to	2.84%
2013	3,078	$0.98	to	$0.96	$3,115	0.59%	0.60%	to	1.90%	(2.94%)		to	(4.20%)
2012	3,405	$1.01	to	$1.00	$3,576	1.40%	0.60%	to	1.90%	0.42	%(10)	to	(0.46	%)(10)
2011	1,378	$1.05	to	$1.03	$1,436	0.65%	0.85%	to	1.80%	4.32%		to	3.34%
2010	446	$1.00	to	$1.00	$447	—	0.85%	to	1.80%	0.20	%(6)	to	(0.23	%)(6)
VP Vty Estb Val, Cl 2
2014	4,414	$1.55	to	$1.51	$8,571	—	0.60%	to	1.90%	11.24%		to	9.80%
2013	3,798	$1.40	to	$1.38	$6,660	—	0.60%	to	1.90%	34.85%		to	33.11%
2012	2,603	$1.03	to	$1.04	$3,421	—	0.60%	to	1.90%	4.13	%(10)	to	3.22	%(10)
2011	1,692	$1.14	to	$1.13	$1,924	—	0.85%	to	1.80%	(7.32%)		to	(8.19%)
2010	409	$1.23	to	$1.23	$504	—	0.85%	to	1.80%	23.09	%(6)	to	22.56	%(6)
VP Vty Estb Val, Cl 3
2014	8,567	$2.31	to	$1.82	$18,196	—	0.55%	to	1.45%	11.41%		to	10.41%
2013	9,378	$2.07	to	$1.65	$17,997	—	0.55%	to	1.45%	35.12%		to	33.91%
2012	9,680	$1.53	to	$1.23	$13,797	—	0.55%	to	1.45%	16.37%		to	15.32%
2011	10,544	$1.32	to	$1.07	$13,013	—	0.55%	to	1.45%	(6.95%)		to	(7.79%)
2010	10,676	$1.42	to	$1.16	$14,315	—	0.55%	to	1.45%	21.20%		to	20.11%
VP WF Short Duration Govt, Cl 2
2014	5,405	$1.00	to	$0.96	$5,398	0.16%	0.55%	to	1.90%	(0.08	%)(15)	to	(1.18%)
2013	2,182	$1.00	to	$0.97	$2,186	0.62%	0.60%	to	1.90%	(1.07%)		to	(2.36%)
2012	1,916	$1.01	to	$1.00	$1,952	1.03%	0.60%	to	1.90%	0.47	%(10)	to	(0.41	%)(10)
2011	807	$1.02	to	$1.00	$818	0.73%	0.85%	to	1.80%	1.33%		to	0.38%
2010	401	$1.00	to	$1.00	$402	—	0.85%	to	1.80%	0.41	%(6)	to	(0.02	%)(6)
Wanger Intl
2014	107,941	$3.17	to	$1.58	$280,176	1.41%	0.55%	to	1.45%	(4.93%)		to	(5.78%)
2013	123,922	$3.34	to	$1.68	$342,548	2.61%	0.55%	to	1.45%	21.70%		to	20.60%
2012	137,801	$2.74	to	$1.39	$317,597	1.17%	0.55%	to	1.45%	20.90%		to	19.80%
2011	167,899	$2.27	to	$1.16	$323,958	4.78%	0.55%	to	1.45%	(15.09%)		to	(15.85%)
2010	199,414	$2.67	to	$1.38	$458,489	1.70%	0.55%	to	1.45%	24.23%		to	23.12%
Wanger USA
2014	121,749	$3.32	to	$1.74	$341,048	0.00%	0.55%	to	1.45%	4.21%		to	3.27%
2013	144,422	$3.19	to	$1.68	$391,758	0.14%	0.55%	to	1.45%	33.02%		to	31.82%
2012	166,631	$2.40	to	$1.28	$343,872	0.30%	0.55%	to	1.45%	19.36%		to	18.28%
2011	200,494	$2.01	to	$1.08	$349,684	—	0.55%	to	1.45%	(4.02%)		to	(4.88%)
2010	240,629	$2.09	to	$1.13	$441,908	—	0.55%	to	1.45%	22.68%		to	21.58%
WF Adv VT Index Asset Alloc, Cl 2
2014	15,061	$2.10	to	$2.03	$30,814	1.53%	0.55%	to	1.20%	17.41%		to	16.65%
2013	16,691	$1.79	to	$1.74	$29,125	1.63%	0.55%	to	1.20%	18.97%		to	18.20%
2012	19,665	$1.50	to	$1.48	$28,893	1.43%	0.55%	to	1.20%	12.41%		to	11.68%
2011	23,246	$1.34	to	$1.32	$30,454	2.98%	0.55%	to	1.20%	5.90%		to	5.22%
2010	29,127	$1.26	to	$1.26	$36,093	1.75%	0.55%	to	1.20%	12.67%		to	11.94%
WF Adv VT Intl Eq, Cl 2
2014	29,780	$1.56	to	$1.05	$40,733	2.68%	0.55%	to	1.45%	(5.87%)		to	(6.72%)
2013	33,222	$1.66	to	$1.13	$48,586	2.14%	0.55%	to	1.45%	18.87%		to	17.80%
2012	40,040	$1.39	to	$0.96	$49,421	1.31%	0.55%	to	1.45%	12.86%		to	11.84%
2011	48,128	$1.23	to	$0.85	$53,181	0.11%	0.55%	to	1.45%	(13.39%)		to	(14.16%)
2010	57,745	$1.43	to	$1.00	$74,526	1.67%	0.55%	to	1.45%	15.86%		to	14.83%
WF Adv VT Opp, Cl 2
2014	30,483	$2.42	to	$1.40	$66,811	0.06%	0.55%	to	1.90%	9.82%		to	8.35%
2013	36,218	$2.21	to	$1.29	$72,778	0.20%	0.55%	to	1.90%	29.96%		to	28.22%
2012	42,608	$1.70	to	$1.01	$66,547	0.09%	0.55%	to	1.90%	14.89%		to	1.20	%(10)
2011	54,722	$1.48	to	$1.14	$74,879	0.11%	0.55%	to	1.80%	(6.04%)		to	(7.21%)
2010	34,393	$1.57	to	$1.23	$51,585	0.76%	0.55%	to	1.80%	23.08%		to	22.05	%(6)

RIVERSOURCE VARIABLE ACCOUNT 10 ■	361

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WF Adv VT Sm Cap Gro, Cl 2
2014	32,243	$2.24	to	$1.32	$68,710	—	0.55%	to	1.90%	(2.42%)		to	(3.72%)
2013	38,552	$2.29	to	$1.37	$84,690	—	0.55%	to	1.90%	49.41%		to	47.40%
2012	42,724	$1.54	to	$0.93	$63,274	—	0.55%	to	1.90%	7.28%		to	(7.05	%)(10)
2011	51,889	$1.43	to	$1.19	$71,998	—	0.55%	to	1.80%	(5.12%)		to	(6.29%)
2010	68,151	$1.51	to	$1.27	$100,081	—	0.55%	to	1.80%	26.08%		to	26.74	%(6)
WA Var Global Hi Yd Bond, Cl II
2014	6,037	$1.00	to	$0.97	$5,973	8.19%	0.55%	to	1.90%	(2.05%)		to	(3.36%)
2013	3,009	$1.02	to	$1.01	$3,051	16.72%	0.55%	to	1.90%	1.04	%(12)	to	0.13	%(12)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on May 7, 2010.
(6)	New subaccount operations commenced on July 19, 2010.
(7)	New subaccount operations commenced on Sept. 24, 2010.
(8)	New subaccount operations commenced on April 29, 2011.
(9)	New subaccount operations commenced on April 27, 2012.
(10)	New subaccount operations commenced on April 30, 2012.
(11)	New subaccount operations commenced on April 26, 2013.
(12)	New subaccount operations commenced on April 29, 2013.
(13)	New subaccount operations commenced on April 30, 2013.
(14)	New subaccount operations commenced on Nov. 18, 2013.
(15)	New subaccount operations commenced on June 30, 2014.

362	■ RIVERSOURCE VARIABLE ACCOUNT 10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Company and its subsidiaries at December 31, 2014 and December 31, 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

February 24, 2015

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2014	2013
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2014, $21,354; 2013, $22,902)	$23,243	$24,387
Common stocks, at fair value (cost: 2014 and 2013, $2)	7	6
Mortgage loans, at amortized cost (less allowance for loan losses: 2014, $23; 2013, $24)	3,298	3,326
Policy loans	805	773
Other investments	987	915
Total investments	28,340	29,407
Cash and cash equivalents	307	344
Reinsurance recoverables	2,268	2,177
Other receivables	206	195
Accrued investment income	255	275
Deferred acquisition costs	2,576	2,633
Other assets	5,006	4,357
Separate account assets	79,178	77,616
Total assets	$118,136	$117,004

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$29,805	$29,149
Short-term borrowings	200	500
Line of credit with Ameriprise Financial, Inc.	—	150
Other liabilities	4,650	5,431
Separate account liabilities	79,178	77,616
Total liabilities	113,833	112,846
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,464	2,463
Retained earnings	1,107	1,042
Accumulated other comprehensive income, net of tax	729	650
Total shareholder’s equity	4,303	4,158
Total liabilities and shareholder’s equity	$118,136	$117,004

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2014	2013	2012
Revenues
Premiums	$423	$430	$442
Net investment income	1,294	1,411	1,480
Policy and contract charges	1,821	1,725	1,593
Other revenues	390	359	329
Net realized investment gains (losses)	38	3	(3)
Total revenues	3,966	3,928	3,841

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,046	1,172	1,216
Interest credited to fixed accounts	713	806	831
Amortization of deferred acquisition costs	293	141	225
Other insurance and operating expenses	740	746	755
Total benefits and expenses	2,792	2,865	3,027
Pretax income	1,174	1,063	814
Income tax provision	209	221	164
Net income	$965	$842	$650

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(6)	$(11)	$(12)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	1	5	(5)
Net impairment losses recognized in net realized investment gains (losses)	$(5)	$(6)	$(17)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2014	2013	2012

Net income	$965	$842	$650
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Net unrealized securities gains (losses) arising during the period	289	(904)	451
Reclassification of net securities (gains) losses included in net income	(26)	(3)	1
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables	(189)	319	(154)
Total net unrealized gains (losses) on securities	74	(588)	298
Net unrealized losses on derivatives:
Reclassification of net derivative losses included in net income	5	4	5
Total net unrealized losses on derivatives	5	4	5
Total other comprehensive income (loss), net of tax	79	(584)	303
Total comprehensive income	$1,044	$258	$953

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2012	$3	$2,461	$1,215	$931	$4,610
Comprehensive income:
Net income	—	—	650	—	650
Other comprehensive income, net of tax	—	—	—	303	303

Total comprehensive income					953
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(865)	—	(865)

Balances at December 31, 2012	3	2,462	1,000	1,234	4,699
Comprehensive income:
Net income	—	—	842	—	842
Other comprehensive loss, net of tax	—	—	—	(584)	(584)

Total comprehensive income					258
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2013	3	2,463	1,042	650	4,158
Comprehensive income:
Net income	—	—	965	—	965
Other comprehensive income, net of tax	—	—	—	79	79

Total comprehensive income					1,044
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(900)	—	(900)
Balances at December 31, 2014	$3	$2,464	$1,107	$729	$4,303

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2014	2013	2012
Cash Flows from Operating Activities
Net income	$965	$842	$650
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	8	(20)	(16)
Deferred income tax expense (benefit)	209	(76)	(40)
Contractholder and policyholder charges, non-cash	(329)	(322)	(273)
Loss from equity method investments	24	12	26
Net realized investment gains	(45)	(9)	(14)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	7	6	17
Changes in operating assets and liabilities:
Deferred acquisition costs	33	(128)	(28)
Other investments, net	—	—	25
Policyholder account balances, future policy benefits and claims	1,375	(1,053)	(463)
Derivatives, net of collateral	(894)	1,733	671
Reinsurance recoverables	(107)	(121)	(107)
Other receivables	(4)	4	(35)
Accrued investment income	20	16	16
Other, net	(357)	132	283
Net cash provided by operating activities	905	1,016	712

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	309	171	156
Maturities, sinking fund payments and calls	2,848	3,682	3,292
Purchases	(1,589)	(3,672)	(2,271)
Proceeds from maturities and repayments of mortgage loans	562	696	310
Funding of mortgage loans	(523)	(619)	(277)
Purchase of residential mortgage loans from affiliate	—	—	(954)
Proceeds from sales and collections of other investments	140	119	117
Purchase of other investments	(304)	(235)	(286)
Purchase of land, buildings, equipment and software	(8)	(8)	(8)
Change in policy loans, net	(32)	(21)	(13)
Advance on line of credit to Ameriprise Financial, Inc.	(15)	—	—
Repayment from Ameriprise Financial, Inc. on line of credit	15	—	—
Other, net	5	49	—
Net cash provided by investing activities	1,408	162	66

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	2,042	2,158	2,198
Net transfers to separate accounts	(216)	(116)	(30)
Surrenders and other benefits	(2,440)	(1,994)	(2,063)
Change in short-term borrowings, net	(301)	(2)	(5)
Proceeds from line of credit with Ameriprise Financial, Inc.	56	94	418
Payments on line of credit with Ameriprise Financial, Inc.	(206)	(94)	(568)
Tax adjustment on share-based incentive compensation plan	1	1	1
Cash received for purchased options with deferred premiums	13	—	—
Cash paid for purchased options with deferred premiums	(399)	(417)	(356)
Cash dividends to Ameriprise Financial, Inc.	(900)	(800)	(865)
Net cash used in financing activities	(2,350)	(1,170)	(1,270)
Net increase (decrease) in cash and cash equivalents	(37)	8	(492)
Cash and cash equivalents at beginning of period	344	336	828
Cash and cash equivalents at end of period	$307	$344	$336

Supplemental Disclosures:
Income taxes paid, net	$471	$94	$109
Interest paid on borrowings	1	4	4
Non-cash investing activity:
Affordable housing partnership commitments not yet remitted	38	96	13

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

Voting interest entities (“VOEs”) are those entities that do not qualify as a variable interest entity (“VIE”). The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method when the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. An entity that meets one of these criteria is assessed for consolidation under one of the following models:

•	If the VIE is a registered money market fund, or is an investment company, or has the financial characteristics of an investment company, and the following are true:

(i)	the reporting entity does not have an explicit or implicit obligation to fund the investment company’s losses; and

(ii)	the investment company is not a securitization entity, asset backed financing entity, or an entity previously considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. Entities that are assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

RiverSource Life Insurance Company

When determining whether the Company will absorb the majority of a VIE’s expected losses or receive a majority of a VIE’s expected returns, it analyzes the purpose and design of the VIE and identifies the variable interests it holds. The Company then quantitatively determines whether its variable interests will absorb a majority of the VIE’s expected losses or residual returns. If the Company will absorb the majority of the VIE’s expected losses or residual returns, the Company consolidates the VIE.

•	If the VIE does not meet the criteria above, then the VIE will be consolidated by the reporting entity that determines it has both:

(i)	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

(ii)	the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Entities that are assessed for consolidation under this framework include investments in qualified affordable housing partnerships.

When evaluating entities for consolidation under this framework, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting as an asset manager enabling it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in a more passive role such as a limited partner without substantive rights to impact the economic performance of the entity.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as management and incentive fees and investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors.

If the Company consolidates a VIE under either accounting model, it is referred to as the VIE’s primary beneficiary.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions existed, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously

RiverSource Life Insurance Company

determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Mortgage Loans, net

Mortgage loans, net reflect the Company’s interest in commercial and residential mortgage loans, less the related allowance for loan losses and unamortized discount on residential mortgage loans.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans

Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses, if any and unamortized discounts.

In October 2012, the Company purchased residential mortgage loans at fair value, which included a purchase discount, from an affiliate, Ameriprise Bank, FSB. The purchase price took into account the credit quality of the loan portfolio resulting in no allowance for loan losses recorded at the acquisition date. The purchase discount is accreted straight-line over the remaining life of the loans.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are impaired when management determines

RiverSource Life Insurance Company

the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower, debt service coverage and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The evaluation of impairment on residential mortgage loans is primarily driven by delinquency status of individual loans. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset or liability and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life Insurance Company

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

At December 31, 2014 and 2013, land, buildings, equipment and software were $159 million and $166 million, respectively, net of accumulated depreciation of $122 million and $107 million, respectively. Depreciation and amortization expense for the years ended December 31, 2014, 2013 and 2012 was $15 million, $16 million and $17 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of equity indexed annuities (“EIA”) and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred.

RiverSource Life Insurance Company

Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI, a subsidiary of Ameriprise Financial, advisors and employees and third party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities. For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income. The assumptions for LTC insurance products are management’s best estimate from previous loss recognition thus no longer provide for adverse deviations in experience.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates, variable annuity benefit utilization rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar

RiverSource Life Insurance Company

contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

Fixed Annuities and Variable Annuity Guarantees

Fixed annuities and variable annuity guarantees include amounts for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, EIA and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB and GGU liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. See Note 13 for information regarding the fair value measurement of embedded derivatives.

Liabilities for EIA are equal to the host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance

Life, DI and LTC insurance includes liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

RiverSource Life Insurance Company

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC polices, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests annually in the third quarter of each year using best estimate assumptions without provisions for adverse deviation. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions are locked in and used in subsequent valuations.

Changes in policyholder account balances, future policy benefits and claims are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Unearned Revenue Liability

The Company’s fixed and variable universal life policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

RiverSource Life Insurance Company

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 19 for additional information on the Company’s valuation allowance.

Sources of Revenue

Premiums

Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income

Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial and residential mortgage loans, policy loans, other investments and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and on the residential mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges

Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products) and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Net Realized Investment Gains (Losses)

Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Other Revenues

Other revenues primarily include fees received under marketing support arrangements which are calculated as a percentage of the Company’s separate account assets.

Other Insurance and Operating Expenses

Other insurance and operating expenses include expenses allocated to the Company from its parent, Ameriprise Financial, for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

RiverSource Life Insurance Company

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Income Taxes

In July 2013, the Financial Accounting Standards Board (“FASB”) updated the accounting standard for income taxes. The update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The standard is effective for interim and annual periods beginning after December 15, 2013 and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Company adopted the standard in the first quarter of 2014. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $1.4 billion after-tax and increased AOCI by $112 million after-tax, totaling to a $1.3 billion after-tax reduction in total equity at January 1, 2012.

Future Adoption of New Accounting Standards

Consolidation

In February 2015, the FASB updated the accounting standard for consolidation. The update changes the accounting for the consolidation model for limited partnerships and VIEs and excludes certain money market funds out of the consolidation analysis. Specific to the consolidation analysis of a VIE, the update clarifies consideration of fees paid to a decision maker and amends the related party guidance. The standard is effective for periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity at the beginning of the period of adoption or applied retrospectively. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Presentation of Financial Statements — Going Concern

In August 2014, the FASB updated the accounting standard related to an entity’s assessment of its ability to continue as a going concern. The standard requires that management evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. In situations where there is substantial doubt about an entity’s ability to continue as a going concern, disclosure should be made so that a reader can understand the conditions that raise substantial doubt, management’s assessment of those conditions and any plan management has to mitigate those conditions. The standard is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early adoption is permitted. The adoption of the standard is not expected to have a material impact on the Company’s consolidated financial condition and results of operations.

Transfers and Servicing

In June 2014, the FASB updated the accounting standards related to transfers and servicing. The update requires repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings consistent with the accounting for other repurchase agreements. The standard requires disclosures related to transfers of financial assets accounted for as sales in transactions that are similar to repurchase agreements. The standard also requires disclosures on the remaining contractual maturity of the agreements, disaggregation of the gross obligation by class of collateral pledged and potential risks associated with the agreements and the related collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings. The standard is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirements for repurchase-to-maturity transactions accounted for as secured borrowings which are effective for interim periods beginning after March 15, 2015. Early adoption of the standard is prohibited. The standard requires entities to present changes in accounting for transactions outstanding at the effective date as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. As the Company does not have repurchase-to-maturity transactions, the adoption of the standard is not expected to have a material impact on the Company’s consolidated financial condition and results of operations.

RiverSource Life Insurance Company

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. In addition, the standard requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The standard is effective for interim and annual periods beginning after December 15, 2016 and early adoption is prohibited. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Receivables — Troubled Debt Restructuring by Creditors

In January 2014, the FASB updated the accounting standard related to recognizing residential real estate obtained through a repossession or foreclosure from a troubled debtor. The update clarifies the criteria for derecognition of the loan receivable and recognition of the real estate property. The standard is effective for interim and annual periods beginning after December 15, 2014 and can be applied under a modified retrospective transition method or a prospective transition method. Early adoption is permitted. The adoption of the standard is not expected to have a material impact on the Company’s consolidated financial condition and results of operations.

Investments — Equity Method and Joint Ventures

In January 2014, the FASB updated the accounting standard related to investments in qualified affordable housing projects. The update allows for an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the investment in a qualified affordable housing project is amortized in proportion to the tax credits and other tax benefits received. The net investment performance is recognized as a component of income tax expense (benefit). The standard is effective for interim and annual periods beginning after December 15, 2014 and should be applied retrospectively to all periods presented. Early adoption is permitted. The Company does not plan to elect the proportional amortization method.

4.  VARIABLE INTEREST ENTITIES

The Company has variable interests in affordable housing partnerships for which it is not the primary beneficiary and therefore does not consolidate. The Company’s maximum exposure to loss as a result of its investments in the affordable housing partnerships is limited to the carrying values of these investments. The carrying value is reflected in other investments and was $504 million and $495 million as of December 31, 2014 and 2013, respectively. The Company has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships.

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial mortgage backed securities and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its carrying value. The carrying value is included Available-for-Sale fixed maturities on the consolidated balance sheets. See Note 5 for additional information about these structured investments. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments.

RiverSource Life Insurance Company

5.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2014
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,763	$1,474	$(54)	$15,183	$3
Residential mortgage backed securities	3,374	150	(32)	3,492	(9)
Commercial mortgage backed securities	2,116	115	(3)	2,228	—
State and municipal obligations	947	191	(25)	1,113	—
Asset backed securities	882	56	(1)	937	—
Foreign government bonds and obligations	236	21	(6)	251	—
U.S. government and agencies obligations	36	3	—	39	—
Total fixed maturities	21,354	2,010	(121)	23,243	(6)
Common stocks	2	5	—	7	3
Total	$21,356	$2,015	$(121)	$23,250	$(3)

	December 31, 2013
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$14,658	$1,311	$(96)	$15,873	$3
Residential mortgage backed securities	3,773	133	(95)	3,811	(18)
Commercial mortgage backed securities	2,309	136	(11)	2,434	—
State and municipal obligations	950	87	(39)	998	—
Asset backed securities	938	48	(5)	981	—
Foreign government bonds and obligations	234	19	(8)	245	—
U.S. government and agencies obligations	40	5	—	45	—
Total fixed maturities	22,902	1,739	(254)	24,387	(15)
Common stocks	2	4	—	6	2
Total	$22,904	$1,743	$(254)	$24,393	$(13)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2014 and 2013, investment securities with a fair value of $1.2 billion and $2.3 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings.

At December 31, 2014 and 2013, fixed maturity securities comprised approximately 82% and 83%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2014 and 2013, approximately $1.2 billion and $1.3 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2014			December 31, 2013
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$5,111	$5,374	23%	$5,557	$5,738	23%
AA	967	1,158	5	1,055	1,171	5
A	4,452	5,062	22	4,687	5,062	21
BBB	9,328	10,165	44	10,062	10,897	45
Below investment grade	1,496	1,484	6	1,541	1,519	6
Total fixed maturities	$21,354	$23,243	100%	$22,902	$24,387	100%

RiverSource Life Insurance Company

At December 31, 2014 and 2013, approximately 46% and 41%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2014
(in millions, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	106	$1,093	$(36)	40	$689	$(18)	146	$1,782	$(54)
Residential mortgage backed securities	17	138	(2)	55	670	(30)	72	808	(32)
Commercial mortgage backed securities	9	80	—	9	95	(3)	18	175	(3)
State and municipal obligations	1	5	—	2	102	(25)	3	107	(25)
Asset backed securities	5	52	—	3	32	(1)	8	84	(1)
Foreign government bonds and obligations	4	10	(1)	14	27	(5)	18	37	(6)
Total	142	$1,378	$(39)	123	$1,615	$(82)	265	$2,993	$(121)

	December 31, 2013
(in millions, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	156	$2,567	$(82)	10	$160	$(14)	166	$2,727	$(96)
Residential mortgage backed securities	52	1,411	(54)	45	295	(41)	97	1,706	(95)
Commercial mortgage backed securities	27	323	(9)	3	22	(2)	30	345	(11)
State and municipal obligations	4	38	(2)	2	92	(37)	6	130	(39)
Asset backed securities	17	219	(4)	3	26	(1)	20	245	(5)
Foreign government bonds and obligations	23	77	(8)	—	—	—	23	77	(8)
Total	279	$4,635	$(159)	63	$595	$(95)	342	$5,230	$(254)

As part of the Company’s ongoing monitoring process, management determined that a majority of the change in gross unrealized losses on its Available-for-Sale securities is attributable to movement in interest rates.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss):

	December 31,
(in millions)	2014	2013	2012
Beginning balance	$54	$87	$106
Credit losses for which an other-than-temporary impairment was not previously recognized	1	2	1
Credit losses for which an other-than-temporary impairment was previously recognized	—	4	16
Reductions for securities sold during the period (realized)	(22)	(39)	(36)
Ending balance	$33	$54	$87

The change in net unrealized securities gains (losses) in other comprehensive income (loss) includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in AOCI:

(in millions)	Net Unrealized Securities Gains	Deferred Income Tax	AOCI Related to Net Unrealized Securities Gains
Balance at January 1, 2012	$1,471	$(514)	$957
Net unrealized securities gains arising during the period(1)	694	(243)	451
Reclassification of net securities losses included in net income	2	(1)	1
Impact of other adjustments	(237)	83	(154)
Balance at December 31, 2012	1,930	(675)	1,255 (2)
Net unrealized securities losses arising during the period(1)	(1,382)	478	(904)
Reclassification of net securities gains included in net income	(5)	2	(3)
Impact of other adjustments	490	(171)	319
Balance at December 31, 2013	1,033	(366)	667 (2)
Net unrealized securities gains arising during the period(1)	445	(156)	289
Reclassification of net securities gains included in net income	(40)	14	(26)
Impact of other adjustments	(290)	101	(189)
Balance at December 31, 2014	$1,148	$(407)	$741 (2)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)

Includes $2 million, $7 million and $15 million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2014, 2013 and 2012, respectively.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Gross realized investment gains	$51	$11	$16
Gross realized investment losses	(6)	—	(1)
Other-than-temporary impairments	(5)	(6)	(17)
Total	$40	$5	$(2)

Other-than-temporary impairments for the year ended December 31, 2014 primarily related to credit losses on non-agency residential mortgage backed securities and corporate debt securities. Other-than-temporary impairments for the years ended December 31, 2013 and 2012 primarily related to credit losses on non-agency residential mortgage backed securities.

Available-for-Sale securities by contractual maturity at December 31, 2014 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$791	$803
Due after one year through five years	5,708	6,226
Due after five years through 10 years	4,905	5,118
Due after 10 years	3,578	4,439
	14,982	16,586
Residential mortgage backed securities	3,374	3,492
Commercial mortgage backed securities	2,116	2,228
Asset backed securities	882	937
Common stocks	2	7
Total	$21,356	$23,250

RiverSource Life Insurance Company

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

Net investment income is summarized as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Fixed maturities	$1,112	$1,205	$1,324
Mortgage loans	183	202	158
Other investments	29	37	26
	1,324	1,444	1,508
Less: investment expenses	30	33	28
Total	$1,294	$1,411	$1,480

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Fixed maturities	$40	$5	$(2)
Mortgage loans	—	(1)	—
Other investments	(2)	(1)	(1)
Total	$38	$3	$(3)

6.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments. See Note 2 for information regarding the Company’s accounting policies related to loans and the allowance for loan losses.

Allowance for Loan Losses

The following tables present a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method and type of loan:

	December 31, 2014
(in millions)	Commercial Mortgage Loans	Syndicated Loans	Total
Beginning balance	$24	$4	$28
Charge-offs	(1)	(1)	(2)
Provisions	—	2	2
Ending balance	$23	$5	$28

Individually evaluated for impairment	$9	$—	$9
Collectively evaluated for impairment	14	5	19

	December 31, 2013
(in millions)	Commercial Mortgage Loans	Syndicated Loans	Total
Beginning balance	$26	$4	$30
Charge-offs	(2)	—	(2)
Ending balance	$24	$4	$28

Individually evaluated for impairment	$8	$—	$8
Collectively evaluated for impairment	16	4	20

	December 31, 2012
(in millions)	Commercial Mortgage Loans	Syndicated Loans	Total
Beginning balance	$32	$5	$37
Charge-offs	(6)	(1)	(7)
Ending balance	$26	$4	$30

Individually evaluated for impairment	$5	$—	$5
Collectively evaluated for impairment	21	4	25

RiverSource Life Insurance Company

The recorded investment in financing receivables by impairment method and type of loan was as follows:

	December 31, 2014
(in millions)	Commercial Mortgage Loans	Residential Mortgage Loans	Syndicated Loans	Total
Individually evaluated for impairment	$29	$1	$2	$32
Collectively evaluated for impairment	2,603	688	449	3,740
Total	$2,632	$689	$451	$3,772

	December 31, 2013
(in millions)	Commercial Mortgage Loans	Residential Mortgage Loans	Syndicated Loans	Total
Individually evaluated for impairment	$40	$—	$5	$45
Collectively evaluated for impairment	2,524	786	356	3,666
Total	$2,564	$786	$361	$3,711

As of December 31, 2014 and 2013, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $4 million and $12 million, respectively.

Residential mortgage loans are presented net of unamortized discount of $34 million and $53 million as of December 31, 2014 and 2013, respectively.

Purchases and sales of loans were as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Purchases
Residential mortgage loans	$—	$—	$954
Syndicated loans	180	158	111
Total loans purchased	$180	$158	$1,065
Sales
Syndicated loans	$13	$2	$9

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $10 million and $20 million as of December 31, 2014 and 2013, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% and 2% of total commercial mortgage loans at December 31, 2014 and 2013, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(in millions)
South Atlantic	$710	$679	27%	26%
Pacific	673	631	26	25
East North Central	237	248	9	10
Mountain	236	248	9	10
West North Central	223	194	8	7
Middle Atlantic	210	202	8	8
West South Central	151	153	6	6
New England	130	138	5	5
East South Central	62	71	2	3

	2,632	2,564	100%	100%

Less: allowance for loan losses	23	24

Total	$2,609	$2,540

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(in millions)
Retail	$956	$917	36%	36%
Office	535	548	20	21
Apartments	473	454	18	18
Industrial	447	431	17	17
Mixed use	46	36	2	1
Hotel	32	32	1	1
Other	143	146	6	6

	2,632	2,564	100%	100%

Less: allowance for loan losses	23	24

Total	$2,609	$2,540

Residential Mortgage Loans

In October 2012, the Company purchased $954 million of residential mortgage loans at fair value from an affiliate, Ameriprise Bank, FSB. The purchase price took into account the credit quality of the loan portfolio resulting in no allowance for loan losses recorded at purchase. The Company considers the credit worthiness of borrowers (FICO score), collateral characteristics such as LTV and geographic concentration to determine when an amount for an allowance for loan losses for residential mortgage loans is appropriate. At a minimum, management updates FICO scores and LTV ratios semiannually. As of December 31, 2014 and 2013, no allowance for loan losses was recorded.

As of December 31, 2014 and 2013, approximately 5% and 4%, respectively, of residential mortgage loans had FICO scores below 640. As of both December 31, 2014 and 2013, approximately 1% of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans is in California representing 37% and 38% of the portfolio as of December 31, 2014 and 2013, respectively. No other state represents more than 10% of the total residential mortgage loan portfolio.

Syndicated Loans

The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at both December 31, 2014 and 2013 were $3 million.

RiverSource Life Insurance Company

Troubled Debt Restructurings

The following table presents the number of loans restructured by the Company during the period and their recorded investment at the end of the period:

	Years Ended December 31,
	2014		2013
(in millions, except number of loans)	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment

Commercial mortgage loans	3	$9	7	$22
Residential mortgage loans	5	1	2	—
Syndicated loans	1	—	—	—
Total	9	$10	9	$22

The troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2014, 2013 and 2012. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

7.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact for the year ended December 31, 2014 primarily reflected the difference between the Company’s previously assumed interest rates versus the continued low interest rate environment, partially offset by favorable persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption. The impact for the year ended December 31, 2013 primarily reflected the impact of assumed interest rates and changes in assumed policyholder behavior. The impact for the year ended December 31, 2012 primarily reflected the low interest rate environment and the assumption of continued low interest rates over the near-term.

The balances of and changes in DAC were as follows:

(in millions)	2014	2013	2012
Balance at January 1	$2,633	$2,373	$2,413
Capitalization of acquisition costs	260	269	253
Amortization, excluding the impact of valuation assumptions review	(286)	(219)	(214)
Amortization, impact of valuation assumptions review	(7)	78	(11)
Impact of change in net unrealized securities losses (gains)	(24)	132	(68)
Balance at December 31	$2,576	$2,633	$2,373

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2014	2013	2012
Balance at January 1	$409	$404	$464
Capitalization of sales inducement costs	5	5	7
Amortization, excluding the impact of valuation assumptions review	(52)	(48)	(45)
Amortization, impact of valuation assumptions review	(2)	25	(13)
Impact of change in net unrealized securities losses (gains)	1	23	(9)
Balance at December 31	$361	$409	$404

8.  REINSURANCE

For most new life insurance policies, the Company reinsures 90% of the death benefit liability. The Company began reinsuring risks at this level in 2001 (RiverSource Life of NY began in 2002) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to the TrioSourceSM universal life product launched in 2013.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

RiverSource Life Insurance Company

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company ceded 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retained the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2014 and 2013, traditional life and UL insurance in force aggregated $195.5 billion and $194.1 billion, respectively, of which $143.4 billion and $142.1 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Direct premiums	$645	$650	$661
Reinsurance ceded	(222)	(220)	(219)
Net premiums	$423	$430	$442

Policy and contract charges are presented on the Consolidated Statements of Income net of $94 million, $87 million and $79 million of reinsurance ceded for the years ended December 31, 2014, 2013 and 2012, respectively.

Reinsurance recovered from reinsurers was $253 million, $226 million and $196 million for the years ended December 31, 2014, 2013 and 2012, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $1.8 billion and $1.7 billion related to LTC risk ceded to Genworth as of December 31, 2014 and 2013, respectively. Included in policyholder account balances, future policy benefits and claims is $575 million and $597 million related to previously assumed reinsurance arrangements as of December 31, 2014 and 2013, respectively.

9.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2014		2013
Policyholder account balances
Fixed annuities	$12,700		$13,826
Variable annuity fixed sub-accounts	4,860		4,926
VUL/UL insurance	2,856		2,790
IUL insurance	534		315
Other life insurance	840		878
Total policyholder account balances	21,790		22,735
Future policy benefits
Variable annuity GMWB	693		(383	)(1)
Variable annuity GMAB	(41	)(2)	(62	)(2)
Other annuity liabilities	115		76
Fixed annuities life contingent liabilities	1,511		1,523
EIA	29		29
Life, DI and LTC insurance	5,106		4,739
VUL/UL and other life insurance additional liabilities	437		336
Total future policy benefits	7,850		6,258
Policy claims and other policyholders’ funds	165		156
Total policyholder account balances, future policy benefits and claims	$29,805		$29,149

(1)	Includes the value of GMWB embedded derivatives that was a net asset at December 31, 2013 reported as a contra liability.
(2)	Includes the value of GMAB embedded derivatives that was a net asset at both December 31, 2014 and 2013 reported as a contra liability.

RiverSource Life Insurance Company

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2014	2013
Variable annuity	$72,125	$70,687
VUL insurance	7,016	6,885
Other insurance	37	44
Total	$79,178	$77,616

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

The Index 500 Annuity, the Company’s EIA product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500 Index®. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity contracts in fixed rate securities and hedges the equity risk with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to EIA. In 2007, the Company discontinued new sales of EIA.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 13 and Note 17 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to an indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500 Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI EAFE Index and MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account.

The Company also offers term life insurance as well as disability products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

10.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB and GGU provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

RiverSource Life Insurance Company

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2014				December 31, 2013
Variable Annuity Guarantees by Benefit Type(1) (in millions, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$55,378	$53,565	$24	64	$52,616	$50,790	$28	64
Five/six-year reset	10,360	7,821	28	64	11,220	8,663	42	64
One-year ratchet	7,392	7,006	39	66	7,676	7,261	38	65
Five-year ratchet	1,773	1,717	2	63	1,781	1,725	1	62
Other	959	941	38	70	1,015	996	36	69
Total — GMDB	$75,862	$71,050	$131	64	$74,308	$69,435	$145	64
GGU death benefit	$1,072	$1,019	$123	67	$1,052	$998	$121	64
GMIB	$343	$321	$9	67	$413	$389	$8	66
GMWB:
GMWB	$3,671	$3,659	$1	68	$3,936	$3,921	$1	67
GMWB for life	36,843	36,735	95	65	34,069	33,930	77	64
Total — GMWB	$40,514	$40,394	$96	65	$38,005	$37,851	$78	64
GMAB	$4,247	$4,234	$2	58	$4,194	$4,181	$2	58

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB, GGU and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

RiverSource Life Insurance Company

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2014		December 31, 2013
(in millions, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$6,076	62	$5,674	62

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2012	$5	$9	$1,377	$237	$111
Incurred claims	6	1	(578)	(134)	57
Paid claims	(7)	(1)	—	—	(13)
Balance at December 31, 2012	4	9	799	103	155
Incurred claims	4	(2)	(1,182)	(165)	67
Paid claims	(4)	(1)	—	—	(16)
Balance at December 31, 2013	4	6	(383)	(62)	206
Incurred claims	9	1	1,076	21	67
Paid claims	(4)	—	—	—	(10)
Balance at December 31, 2014	$9	$7	$693	$(41)	$263

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities (contra liabilities).

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2014	2013
Mutual funds:
Equity	$41,403	$39,195
Bond	25,060	26,519
Other	4,490	3,764
Total mutual funds	$70,953	$69,478

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2014, 2013 and 2012.

11.  LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, had an outstanding balance at December 31, 2014 and 2013 of nil and $150 million, respectively, under a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the agreement is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty.

The Company has a revolving credit agreement with Ameriprise Financial as the lender aggregating $200 million. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2014 and 2013.

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2014 and 2013.

RiverSource Life Insurance Company

12.  SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings. The Company has pledged Available-for-Sale securities consisting of agency residential mortgage backed securities and commercial mortgage backed securities to collateralize its obligation under the repurchase agreements. The fair value of the securities pledged is recorded in investments and was $52 million at both December 31, 2014 and 2013. The amount of the Company’s liability including accrued interest as of both December 31, 2014 and 2013 was $50 million. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2014 and 2013 was 0.4% and 0.3%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $298 million and $574 million at December 31, 2014 and 2013, respectively. The amount of the Company’s liability including accrued interest as of December 31, 2014 and 2013 was $150 million and $450 million, respectively. The weighted average annualized interest rate on the FHLB advances held as of both December 31, 2014 and 2013 was 0.3%.

13.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$13,830	$1,353	$15,183
Residential mortgage backed securities	—	3,483	9	3,492
Commercial mortgage backed securities	—	2,138	90	2,228
State and municipal obligations	—	1,113	—	1,113
Asset backed securities	—	786	151	937
Foreign government bonds and obligations	—	251	—	251
U.S. government and agencies obligations	4	35	—	39
Total Available-for-Sale securities: Fixed maturities	4	21,636	1,603	23,243
Common stocks	3	3	1	7
Cash equivalents	1	235	—	236
Other assets:
Interest rate derivative contracts	—	1,955	—	1,955
Equity derivative contracts	282	1,711	—	1,993
Foreign exchange derivative contracts	—	29	—	29
Total other assets	282	3,695	—	3,977
Separate account assets	—	79,178	—	79,178
Total assets at fair value	$290	$104,747	$1,604	$106,641

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$6	$—	$6
IUL embedded derivatives	—	—	242	242
GMWB and GMAB embedded derivatives	—	—	479	479	(2)
Total policyholder account balances, future policy benefits and claims	—	6	721	727	(1)
Other liabilities:
Interest rate derivative contracts	—	1,136	—	1,136
Equity derivative contracts	376	2,286	—	2,662
Foreign exchange derivative contracts	—	2	—	2
Other derivative contracts	—	11	—	11
Total other liabilities	376	3,435	—	3,811
Total liabilities at fair value	$376	$3,441	$721	$4,538

(1)	The Company’s adjustment for nonperformance risk resulted in a $311 million cumulative decrease to the embedded derivatives.
(2)	The fair value of the GMWB and GMAB embedded derivatives included $700 million of individual contracts in a liability position and $221 million of individual contracts in an asset position.

RiverSource Life Insurance Company

	December 31, 2013
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$14,357	$1,516	$15,873
Residential mortgage backed securities	—	3,753	58	3,811
Commercial mortgage backed securities	—	2,404	30	2,434
State and municipal obligations	—	998	—	998
Asset backed securities	—	763	218	981
Foreign government bonds and obligations	—	245	—	245
U.S. government and agencies obligations	9	36	—	45
Total Available-for-Sale securities: Fixed maturities	9	22,556	1,822	24,387
Common stocks	3	3	—	6
Cash equivalents	1	320	—	321
Other assets:
Interest rate derivative contracts	—	1,484	—	1,484
Equity derivative contracts	265	1,503	—	1,768
Credit derivative contracts	—	3	—	3
Foreign exchange derivative contracts	—	2	—	2
Other derivative contracts	—	4	—	4
Total other assets	265	2,996	—	3,261
Separate account assets	—	77,616	—	77,616
Total assets at fair value	$278	$103,491	$1,822	$105,591

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	125	125
GMWB and GMAB embedded derivatives	—	—	(575)	(575	)(2)
Total policyholder account balances, future policy benefits and claims	—	5	(450)	(445	)(1)
Other liabilities:
Interest rate derivative contracts	—	1,672	—	1,672
Equity derivative contracts	549	2,382	—	2,931
Other derivative contracts	—	29	—	29
Total other liabilities	549	4,083	—	4,632
Total liabilities at fair value	$549	$4,088	$(450)	$4,187

(1)	The Company’s adjustment for nonperformance risk resulted in a $150 million cumulative increase to the embedded derivatives.
(2)

The fair value of the GMWB and GMAB embedded derivatives was reported as a contra liability, including $742 million of individual contracts in an asset position and $167 million of individual contracts in a liability position.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total	Common Stocks
Balance, January 1, 2014	$1,516	$58	$30	$218	$1,822	$—
Total gains (losses) included in:
Net income	—	—	1	1	2 (1)	—
Other comprehensive income	(1)	—	(3)	3	(1)	—
Purchases	139	11	39	—	189	1
Sales	(17)	—	—	—	(17)	—
Settlements	(276)	(3)	(1)	(2)	(282)	—
Transfers into Level 3	—	—	78	—	78	1
Transfers out of Level 3	(8)	(57)	(54)	(69)	(188)	(1)
Balance, December 31, 2014	$1,353	$9	$90	$151	$1,603	$1
Changes in unrealized gains (losses) relating to assets held at December 31, 2014 included in:
Net investment income	$(1)	$—	$1	$1	$1	$—

(1)	Represents a $1 million gain included in net investment income and a $1 million gain in net realized investment gains (losses) in the Consolidated Statements of Income.

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2014	$125		$(575)	$(450)
Total losses included in:
Net income	40	(1)	811 (2)	851
Issues	90		254	344
Settlements	(13)		(11)	(24)
Balance, December 31, 2014	$242		$479	$721
Changes in unrealized losses relating to liabilities held at December 31, 2014 included in:
Benefits, claims, losses and settlement expenses	$—		$811	$811
Interest credited to fixed accounts	40		—	40

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2013	$1,654	$23	$170	$156	$2,003
Total gains (losses) included in:
Net income	(1)	—	—	2	1 (1)
Other comprehensive income	(41)	—	(6)	10	(37)
Purchases	120	87	15	68	290
Settlements	(216)	(9)	—	(2)	(227)
Transfers out of Level 3	—	(43)	(149)	(16)	(208)
Balance, December 31, 2013	$1,516	$58	$30	$218	$1,822
Changes in unrealized gains (losses) relating to assets held at December 31, 2013 included in:
Net investment income	$(1)	$—	$—	$2	$1

(1)	Included in net investment income in the Consolidated Statements of Income.

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2013	$45		$833		$878
Total (gains) losses included in:
Net income	19	(1)	(1,617	)(2)	(1,598)
Issues	62		228		290
Settlements	(1)		(19)		(20)
Balance, December 31, 2013	$125		$(575)		$(450)
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2013 included in:
Benefits, claims, losses and settlement expenses	$—		$(1,598)		$(1,598)
Interest credited to fixed accounts	19		—		19

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

RiverSource Life Insurance Company

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Other Structured Investment	Total
Balance, January 1, 2012	$1,342	$58	$16	$133	$14	$1,563
Total gains (losses) included in:
Net income	(1)	(7)	1	1	—	(6	)(1)
Other comprehensive income	12	10	7	2	1	32
Purchases	444	31	8	—	—	483
Settlements	(153)	(12)	—	(2)	—	(167)
Transfers into Level 3	10	25	146	22	—	203
Transfers out of Level 3	—	(82)	(8)	—	(15)	(105)
Balance, December 31, 2012	$1,654	$23	$170	$156	$—	$2,003
Changes in unrealized gains (losses) relating to assets held at December 31, 2012 included in:
Net investment income	$(1)	$—	$1	$1	$—	$1

(1)	Represents a $1 million gain included in net investment income and a $7 million loss included in net realized investment gains (losses) in the Consolidated Statements of Income.

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2012	$—		$1,585		$1,585
Total gains included in:
Net income	(8	)(1)	(948	)(2)	(956)
Issues	31		188		219
Settlements	—		8		8
Transfers into Level 3	22		—		22
Balance, December 31, 2012	$45		$833		$878
Changes in unrealized gains relating to liabilities held at December 31, 2012 included in:
Benefits, claims, losses and settlement expenses	$—		$(908)		$(908)
Interest credited to fixed accounts	(8)		—		(8)

(1)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $124 million, $(168) million and $(71) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2014, 2013 and 2012, respectively.

During the year ended December 31, 2012, transfers from Level 3 included certain non-agency residential mortgage backed securities with a fair value of approximately $58 million. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The transfer of the IUL embedded derivatives to Level 3 is due to the impact of the unobservable inputs to the valuation becoming more significant during 2012. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

RiverSource Life Insurance Company

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2014
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,311	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.9%	1.5%
IUL embedded derivatives	$242	Discounted cash flow	Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$479	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.0%	–	59.1%
			Market volatility(3)	5.2%	–	20.9%
			Nonperformance risk(1)	65		bps
			Elective contractholder strategy allocations(4)	0.0%	–	3.0%

	December 31, 2013
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,487	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9%	–	5.3%	1.6%
IUL embedded derivatives	$125	Discounted cash flow	Nonperformance risk(1)	74		bps
GMWB and GMAB embedded derivatives	$(575)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.1%	–	57.9%
			Market volatility(3)	4.9%	–	18.8%
			Nonperformance risk(1)	74		bps
			Elective contractholder strategy allocations(4)	0.0%	–	50.0%

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(4)	The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk, surrender rate and elective investment allocation model used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

RiverSource Life Insurance Company

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Money market funds are measured at their net asset value (“NAV”) and classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2014 and 2013. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

RiverSource Life Insurance Company

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its EIA and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. Other derivative contracts consist of the Company’s macro hedge program. See Note 17 for further information on the macro hedge program. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2014 and 2013. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2014
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$3,298	$—	$—	$3,413	$3,413
Policy loans	805	—	—	793	793
Other investments	463	—	403	55	458

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$12,979	$—	$—	$13,996	$13,996
Short-term borrowings	200	—	200	—	200
Other liabilities	124	—	—	121	121
Separate account liabilities	400	—	400	—	400

	December 31, 2013
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$3,326	$—	$—	$3,372	$3,372
Policy loans	773	—	—	765	765
Other investments	385	—	346	42	388

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$14,106	$—	$—	$14,724	$14,724
Short-term borrowings	500	—	500	—	500
Line of credit with Ameriprise Financial	150	—	—	150	150
Other liabilities	137	—	—	134	134
Separate account liabilities	400	—	400	—	400

Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt service coverage, location, and property condition. For

RiverSource Life Insurance Company

commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan.

The fair value of residential mortgage loans is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, loss severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions.

Given the significant unobservable inputs to the valuation of mortgage loans, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Other Investments

Other investments primarily consist of syndicated loans and an investment in FHLB. The fair value of syndicated loans is obtained from a third party pricing service or non-binding broker quotes. Syndicated loans that are priced using a market approach with observable inputs are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer and lack of liquidity in the primary market for this asset.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Short-term Borrowings

The fair value of short-term borrowings is obtained from a third party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of short-term borrowings is classified as Level 2.

Line of Credit with Ameriprise Financial

The fair value of the line of credit is determined by discounting cash flows with an adjustment for the Company’s nonperformance risk specific to this liability. The fair value of the line of credit is classified as Level 3.

Other Liabilities

Other liabilities consist of future funding commitments to affordable housing partnerships. The fair value of these future funding commitments is determined by discounting cash flows. The fair value of these commitments includes an adjustment for the Company’s nonperformance risk and is classified as Level 3 due to the use of the significant unobservable input.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

14.  RELATED PARTY TRANSACTIONS

CMIA is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2014, 2013 and 2012, the Company received $295 million, $268 million and $244 million, respectively, from CMIA for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $431 million, $465 million and $477 million for the years ended December 31, 2014, 2013 and 2012, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

RiverSource Life Insurance Company

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Cash dividends paid to Ameriprise Financial	$900	$800	$865
Cash dividends received from RiverSource Life of NY	24	25	50
Cash dividend received from RTA	30	—	—

For dividends from the life insurance companies, notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During the years ended December 31, 2014, 2013 and 2012, RiverSource Life Insurance Company made cash contributions to RTA of $15 million, $30 million and $53 million, respectively, for ongoing funding commitments related to affordable housing partnership investments.

In October 2012, the Company purchased $954 million of residential mortgage loans from an affiliate, Ameriprise Bank, FSB. The Company purchased the loans for investment purposes and as part of Ameriprise Financial’s transition of Ameriprise Bank, FSB from a federal savings bank to a limited powers national trust bank. The portfolio consists primarily of variable rate revolving loans and includes both first and second liens. The loans were purchased by the Company at fair value. See Note 6 for additional information.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due to (from) Ameriprise Financial for federal income taxes was $(289) million and $200 million at December 31, 2014 and 2013, respectively, which is reflected in Other, net within operating activities on the Consolidated Statements of Cash Flows.

15.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus (deficit) aggregated $638 million and $(7) million as of December 31, 2014 and 2013, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $3.3 billion and $2.7 billion at December 31, 2014 and 2013, respectively.

Statutory net gain from operations and net income are summarized as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Statutory net gain from operations(1)	$1,412	$1,633	$2,189
Statutory net income(1)	1,154	1,337	1,976

(1)

Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Government debt securities of $5 million and $6 million at December 31, 2014 and 2013, respectively, were on deposit with various states as required by law.

RiverSource Life Insurance Company

16.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,612	$—	$3,612	$(2,934)	$(228)	$(418)	$32
OTC cleared	304	—	304	(222)	(82)	—	—
Exchange-traded	61	—	61	—	—	—	61
Total derivatives	$3,977	$—	$3,977	$(3,156)	$(310)	$(418)	$93

	December 31, 2013
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,180	$—	$3,180	$(3,134)	$(17)	$(16)	$13
OTC cleared	21	—	21	(20)	(1)	—	—
Exchange-traded	60	—	60	—	—	—	60
Total derivatives	$3,261	$—	$3,261	$(3,154)	$(18)	$(16)	$73

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,589	$—	$3,589	$(2,934)	$—	$(655)	$—
OTC cleared	222	—	222	(222)	—	—	—
Total derivatives	3,811	—	3,811	(3,156)	—	(655)	—
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,861	$—	$3,861	$(3,156)	$—	$(705)	$—

RiverSource Life Insurance Company

	December 31, 2013
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$4,610	$—	$4,610	$(3,134)	$—	$(1,465)	$11
OTC cleared	22	—	22	(20)	(2)	—	—
Total derivatives	4,632	—	4,632	(3,154)	(2)	(1,465)	11
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$4,682	$—	$4,682	$(3,154)	$(2)	$(1,515)	$11

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

17.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivatives are recorded at fair value and are reflected in other assets or other liabilities. The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

The Company currently uses derivatives as economic hedges and accounting hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

Derivatives not designated as hedging instruments	Balance Sheet Location	Assets		Balance Sheet Location	Liabilities
		December 31,			December 31,
		2014	2013		2014	2013
		(in millions)			(in millions)
GMWB and GMAB
Interest rate contracts	Other assets	$1,955	$1,484	Other liabilities	$1,136	$1,672
Equity contracts	Other assets	1,954	1,741	Other liabilities	2,650	2,918
Credit contracts	Other assets	—	3	Other liabilities	—	—
Foreign exchange contracts	Other assets	29	2	Other liabilities	2	—
Embedded derivatives(1)	N/A	—	—	Policyholder account balances, future policy benefits and claims(2)	479	(575)

Total GMWB and GMAB		3,938	3,230		4,267	4,015

Other derivatives:
Equity
EIA embedded derivatives	N/A	—	—	Policyholder account balances, future policy benefits and claims	6	5
IUL	Other assets	39	27	Other liabilities	12	13
IUL embedded derivatives	N/A	—	—	Policyholder account balances, future policy benefits and claims	242	125
Other
Macro hedge program	Other assets	—	4	Other liabilities	11	29

Total other derivatives		39	31		271	172

Total derivatives		$3,977	$3,261		$4,538	$4,187

N/A Not applicable.

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.
(2)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2014 included $700 million of individual contracts in a liability position and $221 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 reported as a contra liability, including $742 million of individual contracts in an asset position and $167 million of individual contracts in a liability position.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income:

Derivatives not designated as hedging instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Amount of Gain (Loss) on Derivatives Recognized in Income
		Years Ended December 31,
		2014	2013	2012
		(in millions)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$1,122	$(742)	$17
Equity contracts	Benefits, claims, losses and settlement expenses	(304)	(1,084)	(1,218)
Credit contracts	Benefits, claims, losses and settlement expenses	(33)	6	(2)
Foreign exchange contracts	Benefits, claims, losses and settlement expenses	(9)	26	(1)
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	(1,054)	1,408	752
Total GMWB and GMAB		(278)	(386)	(452)

Other derivatives:
Interest rate
Tax hedge	Net investment income	3	—	1
Equity
EIA	Interest credited to fixed accounts	1	3	1
EIA embedded derivatives	Interest credited to fixed accounts	(2)	(3)	1
IUL	Interest credited to fixed accounts	20	11	1
IUL embedded derivatives	Interest credited to fixed accounts	(27)	(16)	4
Other
Macro hedge program	Benefits, claims, losses and settlement expenses	(1)	(23)	—
Total other derivatives		(6)	(28)	8
Total derivatives		$(284)	$(414)	$(444)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

RiverSource Life Insurance Company

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions, interest rate swaps, total return swaps and variance swaps. At December 31, 2014 and 2013, the gross notional amount of derivative contracts for the Company’s GMWB and GMAB provisions was $132.0 billion and $139.7 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in millions)	Premiums Payable	Premiums Receivable
2015	$373	$69
2016	314	68
2017	251	68
2018	189	78
2019	206	70
2020-2026	385	112
Total	$1,718	$465

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

During 2013, the Company transferred net derivative liabilities with a fair value of $94 million, consisting of long-dated options, along with cash payment of the same amount to Ameriprise Financial. The transaction improves the risk management profile of statutory tail scenario risk for the Company’s variable annuities.

The Company has a macro hedge program to provide protection against the statutory tail scenario risk arising from variable annuity reserves on its statutory surplus and to cover some of the residual risks not covered by other hedging activities. As a means of economically hedging these risks, the Company uses a combination of options and/or swaps. Certain of the macro hedge derivatives used contain settlement provisions linked to both equity returns and interest rates; the remaining are interest rate contracts or equity contracts. The gross notional amount of these derivative contracts was $1.2 billion and $669 million at December 31, 2014 and 2013, respectively.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts. The gross notional amount of these derivative contracts was $953 million and $538 million at December 31, 2014 and 2013, respectively.

Embedded Derivatives

Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the EIA and IUL product obligations are also considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Cash Flow Hedges

The Company has amounts classified in AOCI related to gains and losses associated with the effective portion of previously designated cash flow hedges. The Company reclassifies these amounts into income as the forecasted transactions impact earnings. During the year ended December 31, 2014, the Company held no derivatives that were designated as cash flow hedges.

At December 31, 2014, the Company expects to reclassify $6 million of deferred loss on derivative instruments from AOCI to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2014 and 2013, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2014, 2013 and 2012, the amounts recognized in earnings on derivative transactions that were ineffective were not material.

RiverSource Life Insurance Company

The following table presents a rollforward of unrealized derivative losses related to cash flow hedges included in AOCI:

(in millions)	2014	2013	2012
Net unrealized derivative losses at January 1	$(17)	$(21)	$(26)
Reclassification of realized losses(1)	7	6	7
Income tax provision	(2)	(2)	(2)
Net unrealized derivative losses at December 31	$(12)	$(17)	$(21)

(1)	Loss reclassified from AOCI to net investment income on the Consolidated Statements of Income.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is four years and relates to interest credited on forecasted fixed premium product sales.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2014 and 2013, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $367 million and $950 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2014 and 2013 was $367 million and $940 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2014 and 2013 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $10 million, respectively.

18.  SHAREHOLDER’S EQUITY

The following table provides information related to amounts reclassified from AOCI:

		Years Ended December 31,
AOCI Reclassification	Location of (Gain) Loss Recognized in Income	2014	2013
		(in millions)
Net unrealized gains on Available-for-Sale securities	Net realized investment gains	$(40)	$(5)
Tax expense	Income tax provision	14	2
Net of tax		$(26)	$(3)
Losses on cash flow hedges:
Swaptions	Net investment income	$7	$6
Tax benefit	Income tax provision	(2)	(2)
Net of tax		$5	$4

See Note 5 for additional information related to the impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverable on net unrealized securities gains/losses included in AOCI. See Note 17 for additional information regarding the Company’s cash flow hedges.

RiverSource Life Insurance Company

19.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2014	2013	2012
Current income tax
Federal	$2	$295	$197
State	(2)	2	7
Total current income tax	—	297	204
Deferred income tax
Federal	202	(65)	(38)
State	7	(11)	(2)
Total deferred income tax	209	(76)	(40)
Total income tax provision	$209	$221	$164

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2014	2013	2012
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Tax-exempt interest and dividend income	(10.4)	(9.6)	(9.7)
Low income housing credit	(4.7)	(5.0)	(4.7)
Foreign tax credit, net of addback	(1.0)	(0.9)	(0.5)
State taxes, net of federal benefit	0.3	(0.5)	0.4
Taxes applicable to prior years	(0.4)	—	(2.5)
Other, net	(1.0)	1.8	2.1
Income tax provision	17.8%	20.8%	20.1%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and low income housing credits. The decrease in the effective tax rate for the year ended December 31, 2014 compared to the prior year was the result of an $18 million benefit in 2014 related to the completion of an Internal Revenue Service (“IRS”) audit.

In December 2014, the Company received IRS approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $300 million.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2014	2013
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$1,259	$887
Investment related	46	678
State net operating losses	7	6
Other	9	5
Gross deferred income tax assets	1,321	1,576
Less: valuation allowance	8	6
Total deferred income tax assets	1,313	1,570
Deferred income tax liabilities
Deferred acquisition costs	717	730
Net unrealized gains on Available-for-Sale securities	400	358
Deferred sales inducement costs	128	145
Other	—	17
Gross deferred income tax liabilities	1,245	1,250
Net deferred income tax assets	$68	$320

RiverSource Life Insurance Company

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $8 million, net of federal benefit, which will expire beginning December 31, 2015. Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company will not realize certain state deferred tax assets, primarily state net operating losses and therefore a valuation allowance has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2014	2013	2012
Balance at January 1	$144	$65	$134
Additions based on tax positions related to the current year	13	18	1
Additions for tax positions of prior years	21	61	19
Reductions for tax positions of prior years	(18)	—	(77)
Settlements	—	—	(12)
Balance at December 31	$160	$144	$65

If recognized, approximately $7 million, $23 million and $8 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2014, 2013 and 2012, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by $150 million to $160 million in the next 12 months due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $4 million and $6 million and a net reduction of $3 million in interest and penalties for the years ended December 31, 2014, 2013 and 2012, respectively. At December 31, 2014 and 2013, the Company had a payable of $40 million and $36 million, respectively, related to accrued interest and penalties.

The Company or one or more of its subsidiaries files income tax returns, as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial, in the U.S. federal jurisdiction and various state jurisdictions. The IRS has completed its field examination of the 1997 through 2011 tax returns. However, for federal income tax purposes, these years, except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2012 and remain open for all years after 2012.

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in millions)	2014	2013	2012
Net unrealized securities gains (losses)	$41	$(309)	$161
Net unrealized derivative losses	2	2	2
Net income tax provision (benefit)	$43	$(307)	$163

20.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2014	2013
Commercial mortgage loans	$43	$71
Residential mortgage loans	491	542
Affordable housing partnerships	124	137
Total funding commitments	$658	$750

Since the Company expects many of the commitments related to residential mortgage loans to expire without being drawn, total commitment amounts do not necessarily represent the Company’s future liquidity requirements. In addition, residential mortgage loans include credit lines that are cancelable upon notification to the borrower.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2014, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in every state where it is licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations.

RiverSource Life Insurance Company

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. At both December 31, 2014 and 2013, the estimated liability was $14 million and the related premium tax asset was $12 million and $11 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota and a multistate insurance department examination). The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

In September 2011, the California Department of Insurance (“CA DOI”) issued an Order to Show Cause administrative action against RiverSource Life Insurance Company alleging that certain claims handling practices reviewed in connection with a 2007-2008 market conduct exam did not comply with applicable law. In August 2014, RiverSource Life Insurance Company and the CA DOI reached an agreement in principle to settle all pending allegations for $800,000, with the exception of a single allegation related to certain coverage determinations made under long term care insurance policies issued between 1989-1992. An administrative hearing on this remaining allegation concluded in November 2014. The Company cannot reasonably estimate the range of loss, if any, that may result from this matter given the procedural status of the matter, the lack of evidence supporting the CA DOI’s penalty allegations, and the difficulty of predicting outcomes in these administrative proceedings which involve multiple phases and appellate procedures.

S-6325 R (5/15)

PART C.

Item 24.	Financial Statements and Exhibits

(a)	Financial statements included in Part B of this Registration Statement:

The audited financial statements of the RiverSource Variable Account 10 including:

Reports of Independent Registered Public Accounting Firm dated April 22, 2015

Statements of Assets and Liabilities for the year ended Dec. 31, 2014

Statements of Operations for the year ended Dec. 31, 2014

Statements of Changes and Net Assets for the years ended Dec. 31, 2014 and 2013

Notes to Financial Statements

The audited financial statements of the RiverSource Life Insurance Company including:

Reports of Independent Registered Public Accounting Firms dated Feb. 24, 2015

Consolidated Balance Sheets as of Dec. 31, 2014 and 2013

Consolidated Statements of Income for the years ended Dec. 31, 2014, 2013 and 2012

Consolidated Statements of Comprehensive Income for the years ended Dec. 31, 2014, 2013 and 2012

Consolidated Statements of Stockholder’s Equity for the three years ended Dec. 31, 2014, 2013 and 2012

Consolidated Statements of Cash Flows for the years ended Dec. 31, 2014, 2013 and 2012

Notes to Consolidated Financial Statements.

(b)	Exhibits:

1.1	Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2	Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3	Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4	Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5	Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant’s Post-Effective Amendment No. 6 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.6	Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7	Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant’s Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8	Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated January 6, 2004, filed electronically as Exhibit 1.8 to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

1.9	Resolution of the Board of Directors of IDS Life Insurance Company establishing 6 additional subaccounts within the separate account, dated August 12, 2004 filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.10	Resolution of the Board of Directors of IDS Life Insurance Company establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.10 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.11	Resolution of the Board of Directors establishing 18 additional subaccounts within the separate accounts dated April 12, 2006 filed electronically as Exhibit 1.11 to Registrant’s Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

1.12	Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

1.13	Resolution of the Board of Directors establishing 988 additional subaccounts within the separate accounts dated April 6, 2011 filed electronically as Exhibit 1.13 to Post-Effective Amendment No 64 to Registration Statement No. 333-79311 is incorporated by reference.

1.14	Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 399 additional subaccounts within the separate accounts dated April 6, 2012 filed electronically as Exhibit 1.14 to Post-Effective Amendment No. 66 to Registration Statement No. 333-79311 is incorporated by reference.

1.15	Resolution of the Board of Directors establishing 560 additional subaccounts within the separate accounts dated April 12, 2013 filed electronically as Exhibit 1.16 to Registrant’s Post-Effective Amendment No 4 to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

1.16 Resolution of the Board of Directors establishing additional 48 subaccounts within the separate accounts dated April 22, 2015 filed electronically as Exhibit 1.16 to Registrant’s Post-Effective Amendment No 7 to Registration Statement No. 333-186218, is filed electronically herewith.

2.	Not applicable.

3.	Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1	Form of Deferred Annuity Contract for RiverSource RAVA 5 Advantage Variable annuity(form 411380) and data pages filed electronically as Exhibit 4.1 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.

4.2	Form of Deferred Annuity Contract for RiverSource RAVA 5 Select Variable annuity(form 411381) and data pages filed electronically as Exhibit 4.2 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.

4.3	Form of Deferred Annuity Contract for RiverSource RAVA 5 Access Variable annuity(form 411382) and data pages filed electronically as Exhibit 4.3 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.

4.4	Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5	Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6	Form of TSA Endorsement (form 31049), filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.7	Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.8	Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9	Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10	Form of TSA Endorsement (form 131068), filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.11	Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.12	Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant’s Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about Jan. 2, 2007, is incorporated by reference.

4.13	Form of Guarantee Period Accounts Endorsement (form 411272) filed electronically as Exhibit 4.56 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.14	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.57 to Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.15	Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.41 to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.16	Form of 5% Accumulation Death Benefit Rider (form 411279) filed electronically as Exhibit 4.58 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.17	Form of Enhanced Death Benefit Rider (form 411280) filed electronically as Exhibit 4.59 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.18	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.60 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.19	Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed electronically as Exhibit 4.61 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.20	Form of Benefit Protector(SM) Plus Death Benefit Rider (form 411282) filed electronically as Exhibit 4.62 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.21	Form of Guaranteed Minimum Accumulation Benefit Rider (form 411385) and data page filed electronically as Exhibit 4.21 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.

4.22	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 3 Rider and data page filed electronically as Exhibit 4.27 to Registrant’s Pre-Effective Amendment No.1 to Registration Statement No. 333-179398, filed on or about April 20, 2012, is incorporated by reference.

4.23	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 3 Rider and data page filed electronically as Exhibit 4.27 to Registrant’s Pre-Effective Amendment No.4.28 to Registration Statement No. 333-179398, filed on or about April 20, 2012, is incorporated by reference.

4.24	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Rider and data page is filed electronically herewith.

4.25	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Rider and data page is filed electronically herewith.

4.26	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Plus Rider and data page is filed electronically herewith.

4.27	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Plus Rider and data page is filed electronically herewith.

5.	Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1	Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2	Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.3	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.	Not applicable.

8.1	Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.2	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3	Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.4	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.5	Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

8.6	Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.7	Copy of Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.8	Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9	Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.4 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.10	Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.12	Copy of Fund Participation Agreement dated April 2, 2007, RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.13	Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells Fargo Funds Distributors, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.14	Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.3 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

8.15	Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.5 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

8.16 Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.16 to Registrant’s Post-Effective Amendment No.4 to Registration Statement No.333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

8.17 Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Company filed electronically as Exhibit 8.17 to Registrant’s Post-Effective Amendment No.4 to Registration Statement No.333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

8.18 Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.18 to Registrant’s Post-Effective Amendment No.4 to Registration Statement No.333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

9.	Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.	Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.	None

12.	Not applicable.

13.	Power of Attorney to sign Amendment to this Registration Statement, dated March 25, 2015 is filed electronically as Exhibit 13 herewith.

14.	Not applicable.

Item 25.	Directors and Officers of the Depositor RiverSource Life Insurance Company

Name	Principal Business Address*	Position and Offices With Depositor

John R. Woerner		Chairman of the Board and President

Gumer C. Alvero		Director and Executive Vice President – Annuities

Richard N. Bush		Senior Vice President – Corporate Tax

Steve M. Gathje		Director, Senior Vice President And Chief Actuary

James L. Hamalainen		Senior Vice President – Investments and Treasurer

Colin J. Lundgren	Director

Brian J. McGrane	Director, Executive Vice
President and Chief Financial
Officer

Thomas R. Moore	Secretary

Bridget M. Sperl	Director and Executive Vice
President – Service Delivery

Jon Stenberg	Director and Executive Vice President – Life & Disability Insurance

*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant. SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise National Trust Bank	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise International Holdings GmbH	Switzerland
Ameriprise Asset Management Holdings GmbH	Switzerland
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
TIC TPS Portland 35, LLC	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	DE
Seligman Health Plus Partners LLC	DE
Seligman Partners LLC	DE
RiverSource CDO Seed Investment, LLC	MN
WAM Acquisition GP, Inc.	DE

Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Porfolio LLC	DE
Threadneedle EMEA Holdings 1, LLC	MN
Threadneedle Asset Management Holdings Sarl	Luxembourg
(Threadneedle subsidiary list is not included.)

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.
**	Registered Broker-Dealer

Item 27.	Number of Contract owners

As of March 31, 2015 there were 194,969 non-qualified contract owners and 462,964 qualified contract owners.

Item 28.	Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters.

(a) RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter

Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

James L. Hamalainen	Treasurer

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$408,133,645	None	None	None

Item 30.	Location of Accounts and Records

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1) - (4) of that no-action letter.

(e)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 23rd day of April, 2015.

RIVERSOURCE VARIABLE ACCOUNT 10
(Registrant)

By	RiverSource Life Insurance Company
(Depositor)

By	/s/ John R. Woerner*
John R. Woerner
Chairman of the Board and President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 23rd day of April, 2015.

Signature	Title

/s/ Gumer C. Alvero*	Director and Executive Vice President - Annuities
Gumer C. Alvero

/s/ Richard N. Bush*	Senior Vice President – Corporate Tax
Richard N. Bush

/s/ Steve M. Gathje*	Director, Senior Vice President and Chief Actuary
Steve M. Gathje

/s/ James L. Hamalainen*	Senior Vice President - Investments and Treasurer
James L. Hamalainen

/s/ Brian J. McGrane*	Director, Executive Vice President and Chief Financial Officer
Brian J. McGrane

/s/ Bridget M. Sperl*	Director and Executive Vice President Service Delivery
Bridget M. Sperl

/s/ Jon Stenberg*	Director and Executive Vice President - Life and Disability Insurance
Jon Stenberg

/s/ Colin J. Lundgren*	Director
Colin J. Lundgren

/s/ John R. Woerner*	Chairman of the Board and President
John R. Woerner

*	Signed pursuant Power of Attorney to sign Amendment to this Registration Statement, dated March 25, 2015 filed electronically as Exhibit 13 herewith, by:

/s/ Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and
Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO.7 TO REGISTRATION STATEMENT No. 333-1186218

This Post-Effective Amendment to Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

PART A.

The combined prospectus for RiverSource RAVA 5 Advantage Variable Annuity/ RAVA 5 Select Variable Annuity/ RAVA 5 Access Variable Annuity

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Account 10 dated May 1, 2015.

Part C.

Other Information.

The signatures.

Exhibits.

Exhibit Index

1.16	Resolution of the Board of Directors establishing additional 48 subaccounts within the separate accounts dated April 22, 2015

4.24	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Rider and data page

4.25	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Rider and data page

4.26	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Plus Rider and data page

4.27	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Plus Rider and data page

9.	Opinion of counsel and consent to its use as to the legality of the securities being registered

10.	Consent of Independent Registered Public Accounting Firm

13.	Power of Attorney to sign Amendment to this Registration Statement, dated March 25, 2015